UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596.

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1.	Reports to Stockholders.

Semiannual Report (Unaudited)

The Value Equity Portfolio

The Institutional Value Equity Portfolio

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

The Small Capitalization–Mid Capitalization Equity Portfolio

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

The Real Estate Securities Portfolio

The Commodity Returns Strategy Portfolio

The ESG Growth Portfolio

The Catholic SRI Growth Portfolio

The International Equity Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

The Core Fixed Income Portfolio

The Fixed Income Opportunity Portfolio

The U.S. Government Fixed Income Securities Portfolio

The Inflation Protected Securities Portfolio

The U.S. Corporate Fixed Income Securities Portfolio

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Short-Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond II Portfolio

December 31, 2017

December 31, 2017 (Unaudited)

We are pleased to present the December 31, 2017 Semiannual Report for the HC Capital Trust (the “Trust”).

The Trust is an open-end management investment company. As of December 31, 2017, the Trust consisted of twenty-two separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions, an operating division of Hirtle Callaghan & Co., LLC, which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income by managing securities issued by real-estate related companies.

The Commodity Returns Strategy Portfolio, presented as Consolidated, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The ESG Growth Portfolio, seeks to maximize total return subject to emphasizing environmental, social and governance (“ESG”) focused investments.

The Catholic SRI Growth Portfolio, seeks to maximize total return integrating a range of social and moral concerns into its security selection process.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return, primarily through capital appreciation, by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The Inflation Protected Securities Portfolio, seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST	Semiannual Report (Unaudited)

December 31, 2017

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.46%
	Aerospace & Defense — 2.66%
2,371	Arconic, Inc.	$65
863	General Dynamics Corp.	176
1,070	Hexcel Corp.	66
486	Huntington Ingalls Industries, Inc.	115
438	L3 Technologies, Inc.	87
6,711	Lockheed Martin Corp.	2,155
900	Orbital ATK, Inc.	118
32,806	Raytheon Co.	6,162
1,875	Spirit Aerosystems Holdings, Inc., Class – A	164
200	Teledyne Technologies, Inc. (a)	36
4,149	Textron, Inc.	235
12,970	The Boeing Co.	3,824
26,961	United Technologies Corp.	3,439

		16,642

	Air Freight & Logistics — 0.38%
3,715	C.H. Robinson Worldwide, Inc.	331
305	Expeditors International of Washington, Inc.	20
16,845	United Parcel Service, Inc., Class – B	2,007
200	XPO Logistics, Inc. (a)	18

		2,376

	Airlines — 0.81%
1,053	Alaska Air Group, Inc.	77
1,426	American Airlines Group, Inc.	74
1,204	Copa Holdings SA, Class – A	161
30,285	Delta Air Lines, Inc.	1,696
124,420	JetBlue Airways Corp. (a)	2,781
923	Spirit Airlines, Inc. (a)	41
3,712	United Continental Holdings, Inc. (a)	250

		5,080

	Auto Components — 1.11%
545	Adient PLC	43
1,070	BorgWarner, Inc.	55
585	Gentex Corp.	12
1,379	Goodyear Tire & Rubber Co.	45
13,397	Lear Corp.	2,366
76,724	Magna International, Inc., ADR	4,348

		6,869

	Automobiles — 0.76%
156,027	Ford Motor Co.	1,949
56,917	General Motors Co.	2,333
9,489	Harley-Davidson, Inc.	483

		4,765

	Banks — 9.48%
2,912	Associated Banc-Corp.	74
452,191	Bank of America Corp.	13,348
1,797	Bank of Hawaii Corp.	154
1,959	Bank of the Ozarks, Inc.	95
4,578	BankUnited, Inc.	186
38,314	BB&T Corp.	1,905
493	BOK Financial Corp.	46
3,638	CIT Group, Inc.	179
27,028	Citigroup, Inc.	2,011
9,955	Citizens Financial Group, Inc.	418

Shares	Security Description	Value (000)
	Banks (continued)
49,550	Comerica, Inc.	$4,301
516	Commerce Bancshares, Inc.	29
2,501	Cullen/Frost Bankers, Inc.	237
2,742	East West Bancorp, Inc.	167
35,115	Fifth Third Bancorp	1,065
2,438	First Hawaiian, Inc.	71
4,900	First Horizon National Corp.	98
169	First Republic Bank	15
14,251	FNB Corp.	197
34,737	Huntington Bancshares, Inc.	506
57,216	JPMorgan Chase & Co.	6,119
21,384	KeyCorp	431
2,821	M&T Bank Corp.	482
5,393	PacWest Bancorp	272
15,071	People’s United Financial, Inc.	282
268	Pinnacle Financial Partners, Inc.	18
22,722	PNC Financial Services Group, Inc.	3,279
7,414	Popular, Inc.	263
1,261	Prosperity Bancshares, Inc.	88
61,433	Regions Financial Corp.	1,062
864	Signature Bank (a)	119
24,701	SunTrust Banks, Inc.	1,595
809	SVB Financial Group (a)	189
660	Synovus Financial Corp.	32
3,213	TCF Financial Corp.	66
66,929	U.S. Bancorp	3,586
545	Webster Financial Corp.	31
265,274	Wells Fargo & Co.	16,093
1,588	Western Alliance Bancorp (a)	90
3,966	Zions Bancorporation	202

		59,401

	Beverages — 1.82%
22	Brown-Forman Corp., Class – A	1
2,089	Brown-Forman Corp., Class – B	143
6,831	Dr. Pepper Snapple Group, Inc.	663
972	Molson Coors Brewing Co., Class – B	80
4,722	Monster Beverage Corp. (a)	299
60,507	PepsiCo, Inc.	7,256
64,879	The Coca-Cola Co.	2,977

		11,419

	Biotechnology — 2.84%
59,771	AbbVie, Inc.	5,780
52	Agios Pharmaceuticals, Inc. (a)	3
2,463	Alexion Pharmaceuticals, Inc. (a)	295
75	Alnylam Pharmaceuticals, Inc. (a)	10
20,749	Amgen, Inc.	3,608
2,164	Biogen Idec, Inc. (a)	689
1,097	Bioverativ, Inc. (a)	59
96,558	Gilead Sciences, Inc.	6,918
77	Intrexon Corp. (a)	1
380	Juno Therapeutics, Inc. (a)	17
1,580	OPKO Health, Inc. (a)	8
825	Regeneron Pharmaceuticals, Inc. (a)	310
687	United Therapeutics Corp. (a)	102

		17,800

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products — 0.24%
1,562	Fortune Brands Home & Security, Inc.	$107
30,167	Johnson Controls International PLC	1,151
16	Lennox International, Inc.	3
613	Masco Corp.	27
1,713	Owens Corning, Inc.	157
1,360	USG Corp. (a)	52

		1,497

	Capital Markets — 2.28%
316	Affiliated Managers Group, Inc.	65
4,845	Ameriprise Financial, Inc.	821
6,440	BGC Partners, Inc., Class – A	97
3,534	BlackRock, Inc., Class – A	1,815
1,894	CME Group, Inc.	277
1,544	E*Trade Financial Corp. (a)	77
2,960	Eaton Vance Corp.	167
3,844	Federated Investors, Inc., Class – B	139
6,182	Franklin Resources, Inc.	268
22,600	Goldman Sachs Group, Inc.	5,758
427	Interactive Brokers Group, Inc., Class – A	25
1,698	IntercontinentalExchange Group, Inc.	120
17,533	Invesco Ltd.	640
4,815	Lazard Ltd., Class – A	253
4,137	Legg Mason, Inc.	174
23,458	Morgan Stanley	1,231
3,826	Northern Trust Corp.	382
539	Raymond James Financial, Inc.	48
6,816	State Street Corp.	665
11,258	T. Rowe Price Group, Inc.	1,181
162	TD Ameritrade Holding Corp.	8
1,370	The Charles Schwab Corp.	70
629	The NASDAQ OMX Group, Inc.	48

		14,329

	Chemicals — 1.99%
9,284	Air Products & Chemicals, Inc.	1,523
1,713	Albemarle Corp.	219
349	Ashland Global Holdings, Inc.	25
1,989	Cabot Corp.	123
1,834	Celanese Corp., Series A	196
64,689	CF Industries Holdings, Inc.	2,752
45,483	DowDuPont, Inc.	3,240
6,451	Eastman Chemical Co.	598
2,834	Huntsman Corp.	94
13,151	LyondellBasell Industries N.V., Class – A	1,451
4	NewMarket Corp.	2
5,172	Olin Corp.	184
703	Platform Specialty Products Corp. (a)	7
96	PPG Industries, Inc.	11
8,291	Praxair, Inc.	1,282
3,721	RPM International, Inc.	195
14,623	The Mosaic Co.	375
1,084	The Scotts Miracle-Gro Co.	116
1,125	Valvoline, Inc.	28
111	Westlake Chemical Corp.	12

		12,433

Shares	Security Description	Value (000)
	Commercial Services & Supplies — 0.24%
107	Clean Harbors, Inc. (a)	$6
3,057	Copart, Inc. (a)	132
3,612	KAR Auction Services, Inc.	182
5,823	Pitney Bowes, Inc.	65
1,304	Republic Services, Inc., Class – A	88
1,681	Stericycle, Inc. (a)	114
10,507	Waste Management, Inc.	908

		1,495

	Communications Equipment — 1.48%
974	Arris International PLC (a)	25
128,415	Cisco Systems, Inc.	4,917
506	Commscope Holding, Inc. (a)	19
259	EchoStar Corp., Class – A (a)	16
723	F5 Networks, Inc. (a)	95
515	Harris Corp.	73
6,194	Juniper Networks, Inc.	177
7,203	Motorola Solutions, Inc.	651
716,304	Nokia Corp., ADR	3,338

		9,311

	Construction & Engineering — 0.07%
2,368	AECOM Technology Corp. (a)	88
2,198	Fluor Corp.	114
1,837	Jacobs Engineering Group, Inc.	120
2,036	Quanta Services, Inc. (a)	80
337	Valmont Industries, Inc.	56

		458

	Construction Materials — 0.01%
486	Eagle Materials, Inc., Class – A	54
35	Martin Marietta Materials, Inc.	8
51	Vulcan Materials Co.	7

		69

	Consumer Finance — 2.70%
8,489	Ally Financial, Inc.	248
13,020	American Express Co.	1,293
47,829	Capital One Financial Corp.	4,763
144	Credit Acceptance Corp. (a)	47
18,731	Discover Financial Services	1,441
12,996	Navient Corp.	173
64,488	OneMain Holdings, Inc. (a)	1,676
2,682	Santander Consumer USA Holdings, Inc.	50
7,983	SLM Corp. (a)	90
184,583	Synchrony Financial	7,126

		16,907

	Containers & Packaging — 0.35%
262	AptarGroup, Inc.	23
47	Ardagh Group SA	1
27	Avery Dennison Corp.	3
879	Ball Corp.	33
3,244	Bemis Company, Inc.	155
1,616	Crown Holdings, Inc. (a)	91
9,652	Graphic Packaging Holding Co.	149
10,876	International Paper Co.	630
188	Owens-Illinois, Inc. (a)	4
2,190	Packaging Corporation of America	264

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
510	Sealed Air Corp.	$25
3,158	Sonoco Products Co.	168
10,740	WestRock Co.	679

		2,225

	Distributors — 0.08%
4,373	Genuine Parts Co.	416
1,481	LKQ Corp. (a)	60

		476

	Diversified Consumer Services — 0.04%
56	Graham Holdings Co.	31
8,516	H&R Block, Inc.	224

		255

	Diversified Financial Services — 0.53%
15,656	Berkshire Hathaway, Inc., Class – B (a)	3,104
5,489	Leucadia National Corp.	145
973	Voya Financial, Inc.	48

		3,297

	Diversified Telecommunication Services — 1.53%
123,767	AT&T, Inc.	4,812
18,681	CenturyLink, Inc.	312
82,393	Verizon Communications, Inc.	4,361
2,498	Zayo Group Holdings, Inc. (a)	92

		9,577

	Electric Utilities — 2.65%
3,746	Alliant Energy Corp.	160
77,414	American Electric Power, Inc.	5,695
1,147	Avangrid, Inc.	58
15,759	Duke Energy Corp.	1,325
43,872	Edison International	2,774
3,900	Entergy Corp.	317
7,157	Eversource Energy	452
20,187	Exelon Corp.	796
7,683	FirstEnergy Corp.	235
4,720	Great Plains Energy, Inc.	152
2,079	Hawaiian Electric Industries, Inc.	75
10,179	NextEra Energy, Inc.	1,590
4,551	OGE Energy Corp.	150
10,745	PG&E Corp.	482
2,391	Pinnacle West Capital Corp.	204
11,166	PPL Corp.	346
23,083	The Southern Co.	1,110
2,531	Westar Energy, Inc.	134
11,003	Xcel Energy, Inc.	529

		16,584

	Electrical Equipment — 0.94%
74	Acuity Brands, Inc.	13
3,350	AMETEK, Inc.	243
42,685	Eaton Corp. PLC	3,373
26,129	Emerson Electric Co.	1,821
3,246	Hubbell, Inc.	439
695	Regal-Beloit Corp.	53
446	Sensata Technologies Holding N.V. (a)	23

		5,965

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components — 0.28%
1,464	Arrow Electronics, Inc. (a)	$118
2,043	Avnet, Inc.	81
38,737	Corning, Inc.	1,238
962	Dolby Laboratories, Inc., Class – A	60
1,869	FLIR Systems, Inc.	87
974	Jabil Circuit, Inc.	26
3,059	Keysight Technologies, Inc. (a)	127
128	National Instruments Corp.	5
309	Trimble Navigation Ltd. (a)	13

		1,755

	Energy Equipment & Services — 1.47%
2,375	Baker Hughes, Inc.	75
1,586	Halliburton Co.	78
5,140	Helmerich & Payne, Inc.	332
9,071	Nabors Industries Ltd.	62
7,557	National Oilwell Varco, Inc.	272
4,451	Oceaneering International, Inc.	94
1,125	Patterson-UTI Energy, Inc.	26
167,331	RPC, Inc.^	4,272
58,322	Schlumberger Ltd.	3,930
2,301	Transocean Ltd. (a)	25
4,900	Weatherford International PLC (a)	20

		9,186

	Equity Real Estate Investment Trusts — 2.96%
1,848	Alexandria Real Estate Equities, Inc.	241
3,626	American Campus Communities, Inc.	149
2,471	American Homes 4 Rent, Class – A	54
3,294	Apartment Investment & Management Co., Class – A	144
5,081	Apple Hospitality REIT, Inc.	100
3,652	AvalonBay Communities, Inc.	652
3,570	Boston Properties, Inc.	464
2,928	Brandywine Realty Trust	53
7,288	Brixmor Property Group, Inc.	136
2,124	Camden Property Trust	196
9,228	Colony Northstar, Inc.	105
2,751	Columbia Property Trust, Inc.	63
2,782	CoreCivic, Inc.	63
487	Coresite Realty Corp.	55
2,152	Corporate Office Properties Trust	63
5,401	Crown Castle International Corp.	600
3,174	CubeSmart	92
1,325	CyrusOne, Inc.	79
1,596	DCT Industrial Trust, Inc.	94
6,728	DDR Corp.	60
2,965	Digital Realty Trust, Inc.	338
1,971	Douglas Emmett, Inc.	81
8,046	Duke Realty Corp.	219
1,294	Empire State Realty Trust, Inc., Class – A	27
1,707	EPR Properties	112
1,262	Equity Commonwealth (a)	39
1,237	Equity Lifestyle Properties, Inc.	110
8,810	Equity Residential	562
1,714	Essex Property Trust, Inc.	414

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
1,828	Extra Space Storage, Inc.	$160
1,829	Federal Realty Investment Trust	243
5,849	Forest City Realty Trust, Inc., Class – A	141
4,404	Gaming & Leisure Properties, Inc.	163
15,845	GGP, Inc.	371
12,020	HCP, Inc.	313
3,865	Healthcare Trust of America, Inc., Class – A	116
2,480	Highwoods Properties, Inc.	126
4,128	Hospitality Properties Trust	123
18,052	Host Hotels & Resorts, Inc.	358
3,775	Hudson Pacific Property, Inc.	129
2,065	Invitation Homes, Inc.	49
3,743	Iron Mountain, Inc.	141
468	JBG Smith Properties	16
2,357	Kilroy Realty Corp.	176
11,203	Kimco Realty Corp.	203
1,145	Lamar Advertising Co., Class – A	85
3,266	Liberty Property Trust	140
1,177	Life Storage, Inc.	105
8,699	Medical Properties Trust, Inc.	120
24,324	Mid-America Apartment Communities, Inc.	2,446
3,803	National Retail Properties, Inc.	164
5,409	OMEGA Healthcare Investors, Inc.	149
2,437	Outfront Media, Inc.	57
4,536	Paramount Group, Inc.	72
787	Parks Hotels & Resorts, Inc.	23
3,489	Piedmont Office Realty Trust, Inc., Class – A	68
11,973	Prologis, Inc.	772
2,258	Public Storage	472
2,924	Rayonier, Inc.	92
7,013	Realty Income Corp.	400
3,791	Regency Centers Corp.	262
5,916	Retail Properties of America, Inc., Class – A	80
5,709	Senior Housing Properties Trust	109
5,207	Simon Property Group, Inc.	894
2,452	SL Green Realty Corp.	247
13,541	Spirit Realty Capital, Inc.	116
4,272	Store Capital Corp.	111
1,859	Sun Communities, Inc.	172
2,256	Tanger Factory Outlet Centers, Inc.	60
1,004	Taubman Centers, Inc.	66
3,757	The Macerich Co.	247
6,693	UDR, Inc.	258
893	Uniti Group, Inc.	16
8,910	Ventas, Inc.	535
23,371	VEREIT, Inc.	182
4,297	Vornado Realty Trust	336
3,222	Weingarten Realty Investors	106
9,463	Welltower, Inc.	603
18,386	Weyerhaeuser Co.	648
2,561	WP Carey, Inc.	176

		18,582

	Food & Staples Retailing — 1.71%
209	Casey’s General Stores, Inc.	23

Shares	Security Description	Value (000)
	Food & Staples Retailing (continued)
38,659	CVS Caremark Corp.	$2,803
3,010	Rite Aid Corp. (a)	6
12,459	Sysco Corp.	757
40,744	The Kroger Co.	1,118
1,201	US Foods Holding Corp. (a)	38
12,731	Walgreens Boots Alliance, Inc.	925
51,157	Wal-Mart Stores, Inc.	5,052

		10,722

	Food Products — 3.12%
61,028	Archer-Daniels-Midland Co.	2,446
1,052	Blue Buffalo Pet Products, Inc. (a)	34
11,759	Bunge Ltd.	789
10,833	Campbell Soup Co.	521
18,040	ConAgra Foods, Inc.	680
7,820	Flowers Foods, Inc.	151
52,647	General Mills, Inc.	3,121
3,759	Hershey Co.	427
4,524	Hormel Foods Corp.	165
1,198	Ingredion, Inc.	167
13,300	Kellogg Co.	904
2,265	Lamb Weston Holding, Inc.	128
1,267	McCormick & Company, Inc.	129
45,463	Mondelez International, Inc., Class – A	1,946
653	Pilgrim’s Pride Corp. (a)	20
3,801	Pinnacle Foods, Inc.	226
380	Post Holdings, Inc. (a)	30
2	Seaboard Corp.	9
1,694	The Hain Celestial Group, Inc. (a)	72
8,055	The J.M. Smucker Co.	1,001
23,721	The Kraft Heinz Co.	1,845
213	TreeHouse Foods, Inc. (a)	11
57,728	Tyson Foods, Inc., Class – A	4,679

		19,501

	Gas Utilities — 0.05%
1,746	Atmos Energy Corp.	149
1,796	National Fuel Gas Co.	99
974	UGI Corp.	46

		294

	Health Care Equipment & Supplies — 0.78%
9,456	Abbott Laboratories	539
2,545	Baxter International, Inc.	165
3,444	Danaher Corp.	320
1,280	Dentsply Sirona, Inc.	84
25	Hill-Rom Holdings, Inc.	2
713	Hologic, Inc. (a)	30
41,481	Medtronic PLC	3,350
474	STERIS PLC	41
212	Teleflex, Inc.	53
59	The Cooper Companies, Inc.	13
1,365	Varian Medical Systems, Inc. (a)	152
1,140	Zimmer Holdings, Inc.	138

		4,887

	Health Care Providers & Services — 3.28%
423	Acadia Healthcare Company, Inc. (a)	14
20,607	Aetna, Inc.	3,717

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
1,441	Anthem, Inc.	$324
1,050	Brookdale Senior Living, Inc. (a)	10
16,230	Cardinal Health, Inc.	994
3,454	Centene Corp. (a)	348
30,908	CIGNA Corp.	6,278
3,212	DaVita Healthcare Partners, Inc. (a)	232
661	Envision Healthcare Corp. (a)	23
12,010	Express Scripts Holding Co. (a)	896
1,525	HCA Holdings, Inc. (a)	134
2,222	Humana, Inc.	551
568	Laboratory Corporation of America Holdings (a)	91
728	LifePoint Hospitals, Inc. (a)	36
33,561	McKesson Corp.	5,235
1,844	MEDNAX, Inc. (a)	99
3,510	Patterson Companies, Inc.	127
188	Premier, Inc., Class – A (a)	5
763	Quest Diagnostics, Inc.	75
4,605	UnitedHealth Group, Inc.	1,015
1,772	Universal Health Services, Inc., Class – B	201
692	WellCare Health Plans, Inc. (a)	139

		20,544

	Hotels, Restaurants & Leisure — 1.03%
779	Aramark	33
15,755	Carnival Corp., Class – A	1,046
4,216	Darden Restaurants, Inc.	405
2,530	Dunkin’ Brands Group, Inc.	163
6,718	Extended Stay America, Inc.	128
450	Hilton Grand Vacations (a)	19
148	Hilton Worldwide Holdings, Inc.	12
543	Hyatt Hotels Corp., Class – A (a)	40
3,413	International Game Technology PLC	90
10,038	Las Vegas Sands Corp.	697
17,083	McDonald’s Corp.	2,939
6,575	MGM Resorts International	220
1,067	Norwegian Cruise Line Holdings Ltd. (a)	57
952	Royal Caribbean Cruises Ltd.	114
1,766	Six Flags Entertainment Corp.	118
3,243	Wyndham Worldwide Corp.	376
269	Yum China Holdings, Inc.	11

		6,468

	Household Durables — 0.39%
1,458	CalAtlantic Group, Inc.	82
5,774	D.R. Horton, Inc.	295
5,080	Garmin Ltd.	303
3,818	Leggett & Platt, Inc.	182
3,968	Lennar Corp., Class – A	251
76	Lennar Corp., Class – B	4
323	Mohawk Industries, Inc. (a)	89
14,734	Newell Rubbermaid, Inc.	455
5,321	PulteGroup, Inc.	177
152	Tempur Sealy International, Inc. (a)	10
2,585	Toll Brothers, Inc.	124
1,274	Tupperware Brands Corp.	80
2,447	Whirlpool Corp.	413

		2,465

Shares	Security Description	Value (000)
	Household Products — 1.63%
1,894	Church & Dwight Co., Inc.	$95
34,667	Colgate-Palmolive Co.	2,616
2,011	Energizer Holdings, Inc.	96
18,568	Kimberly-Clark Corp.	2,240
189	Spectrum Brands Holdings, Inc.	21
4,750	The Clorox Co.	707
48,080	The Procter & Gamble Co.	4,418

		10,193

	Independent Power & Renewable Electricity Producers — 0.04%
3,836	Calpine Corp. (a)	58
1,358	NRG Energy, Inc., Class – C	39
11,410	The AES Corp.	123
1,293	Vistra Energy Corp. (a)	24

		244

	Industrial Conglomerates — 1.13%
12,752	3M Co.	3,001
968	Carlisle Companies, Inc.	110
173,961	General Electric Co.	3,036
6,118	Honeywell International, Inc.	938
41	Roper Industries, Inc.	11

		7,096

	Insurance — 5.81%
18,940	Aflac, Inc.	1,663
83	Alleghany Corp. (a)	49
59,115	Allstate Corp.	6,190
385	American Financial Group, Inc.	42
122,710	American International Group, Inc.	7,312
42	American National Insurance Co.	5
606	Arch Capital Group Ltd. (a)	55
4,114	Arthur J. Gallagher & Co.	260
1,116	Aspen Insurance Holdings Ltd.	45
4,339	Assurant, Inc.	438
2,448	Assured Guaranty Ltd.	83
1,275	Athene Holding, Ltd. (a)	66
6,249	AXIS Capital Holdings Ltd.	314
459	Brighthouse Financial, Inc. (a)	27
672	Brown & Brown, Inc.	35
2,599	Chubb Ltd.	379
4,565	Cincinnati Financial Corp.	342
876	CNA Financial Corp.	46
666	Erie Indemnity Co., Class – A	81
6,967	Everest Re Group Ltd.	1,543
49,017	First American Financial Corp.	2,747
134,042	FNF Group	5,260
239	Hanover Insurance Group, Inc.	26
2,047	Hartford Financial Services Group, Inc.	115
4,612	Lincoln National Corp.	355
5,729	Loews Corp.	287
76	Markel Corp. (a)	87
915	Mercury General Corp.	49
31,241	MetLife, Inc.	1,580
11,315	Old Republic International Corp.	242
9,498	Principal Financial Group, Inc.	670
1,758	ProAssurance Corp.	100

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
21,451	Prudential Financial, Inc.	$2,466
1,321	Reinsurance Group of America	206
796	RenaissanceRe Holdings Ltd.	100
14,574	The Travelers Companies, Inc.	1,977
643	Torchmark Corp.	58
4,670	Unum Group	256
4,777	Validus Holdings Ltd.	224
1,938	W.R. Berkley Corp.	139
24	White Mountains Insurance Group Ltd.	20
707	Willis Towers Watson PLC	107
11,674	XL Group Ltd.	410

		36,456

	Internet & Direct Marketing Retail — 0.02%
306	Liberty Expedia Holdings, Class – A (a)	14
991	Liberty Interactive Corp., QVC Group (a)	24
1,448	Liberty Ventures, Class – A (a)	78
312	TripAdvisor, Inc. (a)	11

		127

	Internet Software & Services — 0.13%
2,503	Akamai Technologies, Inc. (a)	163
15,148	eBay, Inc. (a)	571
104	LogMeln, Inc.	12
3,517	Twitter, Inc. (a)	84
93	Zillow Group, Inc., Class – A (a)	4
185	Zillow Group, Inc., Class – C (a)	8

		842

	IT Services — 1.53%
4,281	Accenture PLC, Class – A	655
792	Amdocs Ltd.	52
11,216	Automatic Data Processing, Inc.	1,314
2,057	Black Knight, Inc. (a)	91
59,666	Booz Allen Hamilton Holding Corp.	2,275
5,467	Cognizant Technology Solutions Corp.	388
1,038	Conduent, Inc. (a)	17
210	CoreLogic, Inc. (a)	10
849	DST Systems, Inc.	53
793	Fidelity National Information Services, Inc.	75
19,954	International Business Machines Corp.	3,061
4,033	Leidos Holdings, Inc.	260
8,156	Paychex, Inc.	555
9,752	Sabre Corp.	200
692	Teradata Corp. (a)	27
29,120	Western Union Co.	554
43	WEX, Inc. (a)	6

		9,593

	Leisure Products — 0.11%
94	Brunswick Corp.	5
3,143	Hasbro, Inc.	286
10,688	Mattel, Inc.	164
1,643	Polaris Industries, Inc.	204

		659

	Life Sciences Tools & Services — 0.19%
4,674	Agilent Technologies, Inc.	313

Shares	Security Description	Value (000)
	Life Sciences Tools & Services (continued)
114	Bio-Rad Laboratories, Inc., Class – A (a)	$27
371	Bio-Techne Corp.	48
1,390	Bruker Biosciences Corp.	48
1,492	Illumina, Inc. (a)	327
337	IQVIA Holdings, Inc. (a)	33
485	PerkinElmer, Inc.	35
881	Qiagen N.V. (a)	27
1,224	Thermo Electron Corp.	232
771	Waters Corp. (a)	149

		1,239

	Machinery — 1.53%
365	AGCO Corp.	26
15,586	Caterpillar, Inc.	2,456
1,343	Colfax Corp. (a)	53
789	Crane Co.	70
6,835	Cummins, Inc.	1,207
53	Donaldson Company, Inc.	3
5,296	Dover Corp.	535
805	Flowserve Corp.	34
3,248	Fortive Corp.	235
28	IDEX Corp.	4
700	Ingersoll-Rand PLC	62
1,362	ITT, Inc.	73
36,806	Oshkosh Corp.	3,344
5,312	PACCAR, Inc.	378
114	Parker Hannifin Corp.	23
5,507	Pentair PLC	389
849	Snap-on, Inc.	148
762	Stanley Black & Decker, Inc.	129
1,381	Terex Corp.	67
2,819	The Timken Co.	139
2,314	Trinity Industries, Inc.	87
499	WABCO Holdings, Inc. (a)	72
312	Wabtec Corp.	25
485	Xylem, Inc.	33

		9,592

	Marine — 0.00%
298	Kirby Corp. (a)	20

	Media — 2.56%
338	Charter Communications, Inc., Class – A (a)	114
4,958	Cinemark Holdings, Inc.	173
130,947	Comcast Corp., Class – A	5,244
3,068	Discovery Communications, Inc., Class – A (a)	69
4,263	Discovery Communications, Inc., Class – C (a)	90
3,263	Dish Network Corp. (a)	156
2,075	John Wiley & Sons, Inc., Class – A	136
474	Liberty Broadband, Class – A (a)	40
1,920	Liberty Broadband, Class – C (a)	164
133	Liberty Media Group, Class – A (a)	4
1,084	Liberty Media Group, Class – C (a)	37
485	Liberty SiriusXM Group, Class – A (a)	19
975	Liberty SiriusXM Group, Class – C (a)	39
844	Lions Gate Entertainment Corp., Class – A (a)	29
997	Lions Gate Entertainment Corp., Class – B (a)	31
703	News Corp., Inc.	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
7,307	News Corp., Inc., Class – A	$118
11,966	Omnicom Group, Inc.	871
36,872	Regal Entertainment Group, Class – A	848
1,361	Scripps Networks Interactive, Class – A	116
20,195	Sirius XM Holdings, Inc.	108
4,208	TEGNA, Inc.	59
30,753	The Interpublic Group of Companies, Inc.	620
92	The Madison Square Garden Co., Class – A (a)	19
2,768	The Walt Disney Co.	298
4,332	Time Warner, Inc.	396
2,514	Tribune Media Co.	107
157,188	Twenty-First Century Fox, Inc.	5,429
2,328	Twenty-First Century Fox, Inc.	79
54	Viacom, Inc., Class – A	2
19,600	Viacom, Inc., Class – B	604

		16,031

	Metals & Mining — 0.85%
64,624	Alcoa Corp. (a)	3,481
20,890	Freeport-McMoRan Copper & Gold, Inc. (a)	396
2,965	Newmont Mining Corp.	111
13,605	Nucor Corp.	865
3,133	Reliance Steel & Aluminum Co.	269
236	Royal Gold, Inc.	19
100	Southern Copper Corp.	5
3,634	Steel Dynamics, Inc.	157
1,705	Tahoe Resources, Inc.	8
942	United States Steel Corp.	33

		5,344

	Mortgage Real Estate Investment Trusts — 0.22%
15,189	AGNC Investment Corp.	307
34,033	Annaly Capital Management, Inc.	404
3,469	Chimera Investment Corp.	64
425	Granite Point Mortgage Trust, Inc.	8
16,205	MFA Financial, Inc.	128
5,513	New Residential Investment Corp.	99
14,097	Starwood Property Trust, Inc.	301
3,226	Two Harbors Investment Corp.	52

		1,363

	Multiline Retail — 0.79%
952	Dollar General Corp.	89
65	Dollar Tree, Inc. (a)	7
8,065	Kohl’s Corp.	437
26,895	Macy’s, Inc.	677
3,440	Nordstrom, Inc.	163
55,229	Target Corp.	3,604

		4,977

	Multi-Utilities — 1.23%
3,676	Ameren Corp.	217
7,296	CenterPoint Energy, Inc.	207
4,744	CMS Energy Corp.	224
6,873	Consolidated Edison, Inc.	584
12,194	Dominion Resources, Inc.	988
2,831	DTE Energy Co.	310

Shares	Security Description	Value (000)
	Multi-Utilities (continued)
3,511	MDU Resources Group, Inc.	$94
130,839	NiSource, Inc.	3,359
10,802	Public Service Enterprise Group, Inc.	556
3,322	SCANA Corp.	132
4,356	Sempra Energy	466
1,285	Vectren Corp.	84
7,196	WEC Energy Group, Inc.	478

		7,699

	Oil, Gas & Consumable Fuels — 8.50%
3,104	Anadarko Petroleum Corp.	166
7,340	Andeavor	839
3,964	Antero Resources Corp. (a)	75
14,653	Apache Corp.	619
7,383	Cabot Oil & Gas Corp.	211
97,330	Canadian Natural Resources	3,477
752	Centennial Resources Development (a)	15
434	Cheniere Energy, Inc. (a)	23
4,548	Chesapeake Energy Corp. (a)	18
41,024	Chevron Corp.	5,136
65	Cimarex Energy Co.	8
4,407	CNX Resources Corp. (a)	64
2,892	Concho Resources, Inc. (a)	434
49,824	ConocoPhillips	2,735
550	CONSOL Energy, Inc. (a)	22
1,476	Continental Resources, Inc. (a)	78
87,714	Devon Energy Corp.	3,631
1,827	Diamondback Energy, Inc. (a)	231
1,918	Energen Corp. (a)	110
61,714	EOG Resources, Inc.	6,661
3,679	EQT Corp.	209
2,376	Extraction Oil & Gas, Inc. (a)	34
68,206	Exxon Mobil Corp.	5,706
3,189	Gulfport Energy Corp. (a)	41
82,827	Hess Corp.	3,932
7,973	HollyFrontier Corp.	408
86,751	Kinder Morgan, Inc.	1,568
1,184	Kosmos Energy Ltd. (a)	8
16,981	Marathon Oil Corp.	287
109,357	Marathon Petroleum Corp.	7,216
7,445	Murphy Oil Corp.	231
9,477	Noble Energy, Inc.	276
24,946	Occidental Petroleum Corp.	1,838
11,315	ONEOK, Inc.	605
3,754	Parsley Energy, Inc., Class – A (a)	111
4,585	PBF Energy, Inc., Class – A	163
20,856	Phillips 66	2,110
3,299	Pioneer Natural Resources Co.	570
1,345	QEP Resources, Inc. (a)	13
4,520	Range Resources Corp.	77
2,224	RSP Permian, Inc. (a)	90
2,278	SM Energy Co.	50
2,705	Southwestern Energy Co. (a)	15
6,858	Targa Resources Corp.	332
25,124	The Williams Companies, Inc.	766
22,250	Valero Energy Corp.	2,045

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
484	Whiting Petroleum Corp. (a)	$13
1,399	World Fuel Services Corp.	39
2,148	WPX Energy, Inc. (a)	30

		53,336

	Paper & Forest Products — 0.02%
2,704	Domtar Corp.	134

	Personal Products — 0.15%
23,783	Coty, Inc., Class – A	473
746	Edgewell Personal Care Co. (a)	44
524	Herbalife Ltd. (a)	35
2,186	Nu Skin Enterprises, Inc., Class – A	149
1,695	The Estee Lauder Companies, Inc., Class – A	216

		917

	Pharmaceuticals — 3.49%
929	Akorn, Inc. (a)	30
1,878	Allergan PLC	307
57,288	Bristol-Myers Squibb Co.	3,511
21,974	Eli Lilly & Co.	1,856
1,345	ENDO International PLC (a)	10
37,981	Johnson & Johnson	5,306
1,541	Mallinckrodt PLC (a)	35
65,817	Merck & Co., Inc.	3,704
8,355	Mylan N.V. (a)	354
737	Perrigo Co. PLC	64
126,431	Pfizer, Inc.	4,579
113,000	Teva Pharmaceutical Industries Ltd., ADR	2,141

		21,897

	Professional Services — 0.13%
950	IHS Markit Ltd. (a)	43
1,359	ManpowerGroup, Inc.	171
11,953	Nielsen Holdings PLC	435
1,826	Robert Half International, Inc.	101
123	The Dun & Bradstreet Corp.	15

		765

	Real Estate Management & Development — 0.04%
2,410	CBRE Group, Inc., Class – A (a)	104
364	Howard Hughes Corp. (a)	48
466	Jones Lang LaSalle, Inc.	69
1,460	Realogy Holdings Corp.	39

		260

	Road & Rail — 0.65%
27	AMERCO, Inc.	10
539	CSX Corp.	30
798	Genesee & Wyoming, Inc., Class – A (a)	63
595	Kansas City Southern	63
3,885	Norfolk Southern Corp.	563
128	Old Dominion Freight Line, Inc.	17
2,234	Ryder System, Inc.	188
23,513	Union Pacific Corp.	3,152

		4,086

	Semiconductors & Semiconductor Equipment — 3.51%
8,148	Analog Devices, Inc.	725
9,857	Cypress Semiconductor Corp.	150

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
474	First Solar, Inc. (a)	$32
255,890	Intel Corp.	11,812
3,302	KLA-Tencor Corp.	347
1,782	Lam Research Corp.	328
2,191	Marvell Technology Group Ltd.	47
6,775	Maxim Integrated Products, Inc.	354
1,474	Micron Technology, Inc. (a)	61
117	Microsemi Corp. (a)	6
838	NXP Semiconductors N.V. (a)	98
321	ON Semiconductor Corp. (a)	7
367	Qorvo, Inc. (a)	24
71,996	Qualcomm, Inc.	4,609
2,025	Skyworks Solutions, Inc.	192
2,281	Teradyne, Inc.	96
29,267	Texas Instruments, Inc.	3,057
531	Versum Materials, Inc.	20
115	Xilinx, Inc.	8

		21,973

	Software — 2.24%
207	Autodesk, Inc. (a)	22
9,332	CA, Inc.	311
945	FireEye, Inc. (a)	13
242	Guidewire Software, Inc. (a)	18
35,931	Microsoft Corp.	3,074
1,541	Nuance Communications, Inc. (a)	25
219,805	Oracle Corp.	10,391
72	SS&C Technologies Holdings, Inc.	3
775	Synopsys, Inc. (a)	66
651	VMware, Inc., Class – A (a)	82
4,382	Zynga, Inc. (a)	18

		14,023

	Specialty Retail — 1.46%
297	Advance Auto Parts, Inc.	30
346	AutoNation, Inc. (a)	18
22	AutoZone, Inc. (a)	16
6,499	Bed Bath & Beyond, Inc.	143
13,143	Best Buy Co., Inc.	900
172	Burlington Stores, Inc. (a)	21
3,715	Dick’s Sporting Goods, Inc.	107
7,568	Foot Locker, Inc.	355
28,793	GameStop Corp., Class – A	517
10,525	Gap, Inc.	358
7,723	L Brands, Inc.	465
97,766	Michaels Companies, Inc. The (a)	2,365
185	Murphy USA, Inc. (a)	15
1,244	Penske Automotive Group, Inc.	60
481	Sally Beauty Holdings, Inc. (a)	9
1,220	Signet Jewelers Ltd.	69
16,364	The Home Depot, Inc.	3,100
3,612	Tiffany & Co.	375
1,537	Urban Outfitters, Inc. (a)	54
2,950	Williams-Sonoma, Inc.	153

		9,130

	Technology Hardware, Storage & Peripherals — 1.98%
4,458	Apple, Inc.	754

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals (continued)
9,195	Hewlett Packard Enterprise Co.	$132
269,612	HP, Inc.	5,664
55,397	NCR Corp. (a)	1,883
3,300	NetApp, Inc.	183
9,252	Western Digital Corp.	736
104,830	Xerox Corp.	3,056

		12,408

	Textiles, Apparel & Luxury Goods — 0.33%
11,491	Hanesbrands, Inc.	240
1,378	Lululemon Athletica, Inc. (a)	108
2,926	Michael Kors Holdings Ltd. (a)	184
433	PVH Corp.	59
2,533	Ralph Lauren Corp.	263
399	Skechers USA, Inc., Class – A (a)	15
8,449	Tapestry, Inc.	374
266	Under Armour, Inc., Class – A (a)	4
270	Under Armour, Inc., Class – C (a)	4
10,851	V.F. Corp.	803

		2,054

	Thrifts & Mortgage Finance — 0.04%
20,610	New York Community Bancorp, Inc.	268
342	TFS Financial Corp.	5

		273

	Tobacco — 2.73%
52,518	Altria Group, Inc.	3,750
44,333	British American Tobacco PLC, ADR	2,970
98,476	Philip Morris International, Inc.	10,404

		17,124

	Trading Companies & Distributors — 0.27%
1,434	Air Lease Corp.	69
7,380	Fastenal Co.	404
1,992	HD Supply Holdings, Inc. (a)	80
1,802	MSC Industrial Direct Co., Inc., Class – A	174
3,181	W.W. Grainger, Inc.	751
838	Watsco, Inc.	142
759	WESCO International, Inc. (a)	52

		1,672

	Transportation Infrastructure — 0.07%
6,891	Macquarie Infrastructure Corp.	442

	Water Utilities — 0.03%
997	American Water Works Co., Inc.	91
3,061	Aqua America, Inc.	120

		211

	Wireless Telecommunication Services — 0.99%
3,509	Sprint Nextel Corp. (a)	21
4,592	Telephone & Data Systems, Inc.	128
94,709	T-Mobile USA, Inc. (a)	6,014
281	U.S. Cellular Corp. (a)	11

		6,174

	Total Common Stocks	591,988

Shares	Security Description	Value (000)
	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
11,130	Safeway, Inc. (Casa Ley)* (a)	$11
11,130	Safeway, Inc. (PDC)*	—

	Total Contingent Rights	11

Principal Amount (000)
	U.S. Treasury Obligation — 0.00%
$11	U.S. Treasury Bill, 1.26%, 3/8/18 (b)(c)	11

	Total U.S. Treasury Obligation	11

	Time Deposit — 0.36%
2,242	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.39%, 1/2/18	2,242

	Total Time Deposit	2,242

Shares
	Mutual Funds — 8.36%
729,652	Dreyfus Treasury Prime Cash Management Fund, 1.11% (d)	730
737,860	Federated Treasury Obligations Fund, Institutional Shares, 1.13%^^ (d)	738
50,956,727	State Street Institutional Treasury Plus Money Market Fund, 1.15% (d)	50,956

	Total Mutual Funds	52,424

Principal Amount (000)
	Repurchase Agreement — 0.11%
$687	Jefferies LLC, 1.50%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $686,638 collateralized by U.S. Treasury Obligations, 1.44% – 2.84%, 5/15/18 – 2/15/47 fair value $700,254)^^	687

	Total Repurchase Agreement	687

	Total Investments (cost $501,436) — 103.29%	647,363
	Liabilities in excess of other assets — (3.29)%	(20,590)

	Net Assets — 100.00%	$626,773

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017, was $1,399 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on December 31, 2017.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	34.81%	48.43%	11.22%	—	—	94.46%
Contingent Rights	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.00%	—	—	0.00%
Time Deposit	0.36%	—	—	—	—	0.36%
Mutual Funds	0.11%	0.17%	0.03%	7.37%	0.68%	8.36%
Repurchase Agreement	0.11%	—	—	—	—	0.11%
Other Assets (Liabilities)	-0.22%	0.07%	0.01%	-3.15%	0.00%	-3.29%

Total Net Assets	35.17%	48.67%	11.26%	4.22%	0.68%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	162	3/16/18	$21,639	$21,676	$37
E-Mini S&P Midcap 400 Future	53	3/16/18	10,092	10,083	(9)

			$31,731	$31,759	$28

	Total Unrealized Appreciation				$37
	Total Unrealized Depreciation				(9)

	Total Net Unrealized Appreciation/(Depreciation)				$28

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.96%
	Aerospace & Defense — 2.45%
3,763	Arconic, Inc.	$103
1,348	General Dynamics Corp.	274
1,697	Hexcel Corp.	105
782	Huntington Ingalls Industries, Inc.	184
683	L3 Technologies, Inc.	135
7,539	Lockheed Martin Corp.	2,420
1,433	Orbital ATK, Inc.	188
48,912	Raytheon Co.	9,189
2,969	Spirit Aerosystems Holdings, Inc., Class – A	259
310	Teledyne Technologies, Inc. (a)	56
6,649	Textron, Inc.	376
15,700	The Boeing Co.	4,631
31,913	United Technologies Corp.	4,071

		21,991

	Air Freight & Logistics — 0.30%
4,138	C.H. Robinson Worldwide, Inc.	369
429	Expeditors International of Washington, Inc.	28
18,760	United Parcel Service, Inc., Class – B	2,234
280	XPO Logistics, Inc. (a)	26

		2,657

	Airlines — 0.80%
1,683	Alaska Air Group, Inc.	124
2,173	American Airlines Group, Inc.	113
1,524	Copa Holdings SA, Class – A	204
38,020	Delta Air Lines, Inc.	2,129
184,714	JetBlue Airways Corp. (a)	4,127
1,523	Spirit Airlines, Inc. (a)	68
5,877	United Continental Holdings, Inc. (a)	396

		7,161

	Auto Components — 1.31%
834	Adient PLC	66
1,676	BorgWarner, Inc.	86
811	Gentex Corp.	17
2,182	Goodyear Tire & Rubber Co.	71
21,510	Lear Corp.	3,799
134,187	Magna International, Inc., ADR	7,604

		11,643

	Automobiles — 0.67%
199,192	Ford Motor Co.	2,488
71,948	General Motors Co.	2,950
10,681	Harley-Davidson, Inc.	543

		5,981

	Banks — 9.56%
4,751	Associated Banc-Corp.	121
701,848	Bank of America Corp.	20,718
2,433	Bank of Hawaii Corp.	209
3,074	Bank of the Ozarks, Inc.	149
6,176	BankUnited, Inc.	251
50,394	BB&T Corp.	2,506
767	BOK Financial Corp.	71
5,735	CIT Group, Inc.	282
43,087	Citigroup, Inc.	3,206
15,954	Citizens Financial Group, Inc.	670

Shares	Security Description	Value (000)
	Banks (continued)
73,016	Comerica, Inc.	$6,339
836	Commerce Bancshares, Inc.	47
3,338	Cullen/Frost Bankers, Inc.	316
4,455	East West Bancorp, Inc.	271
46,245	Fifth Third Bancorp	1,403
3,252	First Hawaiian, Inc.	95
7,764	First Horizon National Corp.	155
288	First Republic Bank	25
19,113	FNB Corp.	264
41,480	Huntington Bancshares, Inc.	604
77,462	JPMorgan Chase & Co.	8,284
34,371	KeyCorp	693
4,518	M&T Bank Corp.	773
7,143	PacWest Bancorp	360
20,158	People’s United Financial, Inc.	377
435	Pinnacle Financial Partners, Inc.	29
29,867	PNC Financial Services Group, Inc.	4,310
9,276	Popular, Inc.	329
2,049	Prosperity Bancshares, Inc.	144
79,753	Regions Financial Corp.	1,378
1,407	Signature Bank (a)	193
32,171	SunTrust Banks, Inc.	2,078
1,311	SVB Financial Group (a)	306
1,053	Synovus Financial Corp.	50
5,224	TCF Financial Corp.	107
86,473	U.S. Bancorp	4,633
823	Webster Financial Corp.	46
384,309	Wells Fargo & Co.	23,315
2,528	Western Alliance Bancorp (a)	143
6,320	Zions Bancorporation	321

		85,571

	Beverages — 1.64%
28	Brown-Forman Corp., Class – A	2
3,397	Brown-Forman Corp., Class – B	233
7,606	Dr. Pepper Snapple Group, Inc.	738
1,525	Molson Coors Brewing Co., Class – B	125
7,687	Monster Beverage Corp. (a)	487
81,043	PepsiCo, Inc.	9,719
74,717	The Coca-Cola Co.	3,428

		14,732

	Biotechnology — 2.38%
47,629	AbbVie, Inc.	4,606
23	Agios Pharmaceuticals, Inc. (a)	1
3,997	Alexion Pharmaceuticals, Inc. (a)	478
103	Alnylam Pharmaceuticals, Inc. (a)	13
26,218	Amgen, Inc.	4,559
3,515	Biogen Idec, Inc. (a)	1,120
1,785	Bioverativ, Inc. (a)	96
136,513	Gilead Sciences, Inc.	9,781
104	Intrexon Corp. (a)	1
553	Juno Therapeutics, Inc. (a)	25
2,662	OPKO Health, Inc. (a)	13
1,341	Regeneron Pharmaceuticals, Inc. (a)	504
1,109	United Therapeutics Corp. (a)	164

		21,361

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products — 0.21%
2,528	Fortune Brands Home & Security, Inc.	$173
35,965	Johnson Controls International PLC	1,371
23	Lennox International, Inc.	5
988	Masco Corp.	43
2,761	Owens Corning, Inc.	254
2,104	USG Corp. (a)	81

		1,927

	Capital Markets — 2.22%
488	Affiliated Managers Group, Inc.	100
5,433	Ameriprise Financial, Inc.	921
7,675	BGC Partners, Inc., Class – A	116
4,251	BlackRock, Inc., Class – A	2,184
2,969	CME Group, Inc.	434
2,378	E*Trade Financial Corp. (a)	118
3,300	Eaton Vance Corp.	186
5,124	Federated Investors, Inc., Class – B	185
9,915	Franklin Resources, Inc.	430
32,085	Goldman Sachs Group, Inc.	8,173
593	Interactive Brokers Group, Inc., Class – A	35
2,690	IntercontinentalExchange Group, Inc.	190
22,986	Invesco Ltd.	839
6,182	Lazard Ltd., Class – A	325
5,281	Legg Mason, Inc.	222
37,728	Morgan Stanley	1,980
6,176	Northern Trust Corp.	617
843	Raymond James Financial, Inc.	75
10,978	State Street Corp.	1,072
14,595	T. Rowe Price Group, Inc.	1,531
272	TD Ameritrade Holding Corp.	14
2,148	The Charles Schwab Corp.	110
1,008	The NASDAQ OMX Group, Inc.	77

		19,934

	Chemicals — 1.81%
12,106	Air Products & Chemicals, Inc.	1,985
2,750	Albemarle Corp.	352
560	Ashland Global Holdings, Inc.	40
2,385	Cabot Corp.	147
2,919	Celanese Corp., Series A	313
98,109	CF Industries Holdings, Inc.	4,173
53,750	DowDuPont, Inc.	3,827
8,372	Eastman Chemical Co.	776
4,465	Huntsman Corp.	149
16,976	LyondellBasell Industries N.V., Class – A	1,873
5	NewMarket Corp.	2
6,173	Olin Corp.	220
981	Platform Specialty Products Corp. (a)	10
154	PPG Industries, Inc.	18
9,314	Praxair, Inc.	1,441
4,157	RPM International, Inc.	218
19,089	The Mosaic Co.	490
1,214	The Scotts Miracle-Gro Co.	130
1,841	Valvoline, Inc.	46
154	Westlake Chemical Corp.	16

		16,226

Shares	Security Description	Value (000)
	Commercial Services & Supplies — 0.21%
148	Clean Harbors, Inc. (a)	$8
4,977	Copart, Inc. (a)	215
4,023	KAR Auction Services, Inc.	203
7,013	Pitney Bowes, Inc.	78
2,027	Republic Services, Inc., Class – A	137
2,656	Stericycle, Inc. (a)	181
11,872	Waste Management, Inc.	1,025

		1,847

	Communications Equipment — 1.52%
1,598	Arris International PLC (a)	41
166,513	Cisco Systems, Inc.	6,377
844	Commscope Holding, Inc. (a)	32
435	EchoStar Corp., Class – A (a)	26
1,176	F5 Networks, Inc. (a)	154
772	Harris Corp.	109
9,987	Juniper Networks, Inc.	285
8,408	Motorola Solutions, Inc.	760
1,257,492	Nokia Corp., ADR	5,860

		13,644

	Construction & Engineering — 0.08%
3,840	AECOM Technology Corp. (a)	143
3,545	Fluor Corp.	183
2,965	Jacobs Engineering Group, Inc.	195
3,340	Quanta Services, Inc. (a)	131
543	Valmont Industries, Inc.	90

		742

	Construction Materials — 0.01%
790	Eagle Materials, Inc., Class – A	90
48	Martin Marietta Materials, Inc.	11
74	Vulcan Materials Co.	9

		110

	Consumer Finance — 2.74%
13,523	Ally Financial, Inc.	394
20,854	American Express Co.	2,071
67,366	Capital One Financial Corp.	6,709
232	Credit Acceptance Corp. (a)	75
24,187	Discover Financial Services	1,860
16,744	Navient Corp.	223
83,435	OneMain Holdings, Inc. (a)	2,169
4,416	Santander Consumer USA Holdings, Inc.	82
12,955	SLM Corp. (a)	146
280,249	Synchrony Financial	10,821

		24,550

	Containers & Packaging — 0.30%
425	AptarGroup, Inc.	37
63	Ardagh Group SA	1
41	Avery Dennison Corp.	5
1,392	Ball Corp.	53
3,878	Bemis Company, Inc.	185
2,613	Crown Holdings, Inc. (a)	147
10,857	Graphic Packaging Holding Co.	168
12,196	International Paper Co.	707
253	Owens-Illinois, Inc. (a)	6
2,439	Packaging Corporation of America	294

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Containers & Packaging (continued)
774	Sealed Air Corp.	$38
3,804	Sonoco Products Co.	202
14,001	WestRock Co.	884

		2,727

	Distributors — 0.06%
5,098	Genuine Parts Co.	484
2,324	LKQ Corp. (a)	95

		579

	Diversified Consumer Services — 0.04%
92	Graham Holdings Co.	51
10,775	H&R Block, Inc.	283

		334

	Diversified Financial Services — 0.58%
24,788	Berkshire Hathaway, Inc., Class – B (a)	4,913
8,854	Leucadia National Corp.	235
1,500	Voya Financial, Inc.	74

		5,222

	Diversified Telecommunication Services — 1.41%
164,114	AT&T, Inc.	6,381
29,997	CenturyLink, Inc.	500
105,614	Verizon Communications, Inc.	5,590
4,066	Zayo Group Holdings, Inc. (a)	150

		12,621

	Electric Utilities — 2.65%
4,767	Alliant Energy Corp.	203
111,548	American Electric Power, Inc.	8,208
1,647	Avangrid, Inc.	83
21,213	Duke Energy Corp.	1,784
66,883	Edison International	4,230
5,268	Entergy Corp.	429
9,662	Eversource Energy	610
27,379	Exelon Corp.	1,079
9,662	FirstEnergy Corp.	296
6,426	Great Plains Energy, Inc.	207
3,045	Hawaiian Electric Industries, Inc.	110
13,753	NextEra Energy, Inc.	2,148
6,143	OGE Energy Corp.	202
14,585	PG&E Corp.	654
3,237	Pinnacle West Capital Corp.	276
9,311	Portland General Electric Co.	424
14,199	PPL Corp.	439
30,852	The Southern Co.	1,484
3,195	Westar Energy, Inc.	169
14,888	Xcel Energy, Inc.	716

		23,751

	Electrical Equipment — 0.88%
115	Acuity Brands, Inc.	20
5,371	AMETEK, Inc.	389
57,695	Eaton Corp. PLC	4,558
33,798	Emerson Electric Co.	2,356
3,648	Hubbell, Inc.	494
1,126	Regal-Beloit Corp.	86
741	Sensata Technologies Holding N.V. (a)	38

		7,941

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components — 0.27%
2,382	Arrow Electronics, Inc. (a)	$192
3,305	Avnet, Inc.	131
50,407	Corning, Inc.	1,612
1,532	Dolby Laboratories, Inc., Class – A	95
2,951	FLIR Systems, Inc.	138
1,558	Jabil Circuit, Inc.	41
4,970	Keysight Technologies, Inc. (a)	206
173	National Instruments Corp.	7
468	Trimble Navigation Ltd. (a)	19

		2,441

	Energy Equipment & Services — 1.41%
3,753	Baker Hughes, Inc.	119
2,480	Halliburton Co.	121
6,725	Helmerich & Payne, Inc.	435
11,213	Nabors Industries Ltd.	77
12,140	National Oilwell Varco, Inc.	437
5,824	Oceaneering International, Inc.	123
1,879	Patterson-UTI Energy, Inc.	43
241,858	RPC, Inc.^	6,175
74,761	Schlumberger Ltd.	5,038
3,558	Transocean Ltd. (a)	38
8,083	Weatherford International PLC (a)	34

		12,640

	Equity Real Estate Investment Trusts — 2.69%
2,302	Alexandria Real Estate Equities, Inc.	301
4,776	American Campus Communities, Inc.	196
4,022	American Homes 4 Rent, Class – A	88
4,110	Apartment Investment & Management Co., Class – A	180
6,840	Apple Hospitality REIT, Inc.	134
4,777	AvalonBay Communities, Inc.	852
4,728	Boston Properties, Inc.	615
3,801	Brandywine Realty Trust	69
9,795	Brixmor Property Group, Inc.	183
2,828	Camden Property Trust	260
11,679	Colony Northstar, Inc.	133
3,572	Columbia Property Trust, Inc.	82
3,740	CoreCivic, Inc.	84
543	Coresite Realty Corp.	62
3,054	Corporate Office Properties Trust	89
6,014	Crown Castle International Corp.	668
3,697	CubeSmart	107
1,489	CyrusOne, Inc.	89
2,068	DCT Industrial Trust, Inc.	122
8,303	DDR Corp.	74
3,443	Digital Realty Trust, Inc.	392
2,254	Douglas Emmett, Inc.	93
10,825	Duke Realty Corp.	295
2,183	Empire State Realty Trust, Inc., Class – A	45
2,237	EPR Properties	146
2,082	Equity Commonwealth (a)	64
1,378	Equity Lifestyle Properties, Inc.	123
11,623	Equity Residential	741
2,252	Essex Property Trust, Inc.	544
2,092	Extra Space Storage, Inc.	183

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
2,336	Federal Realty Investment Trust	$310
7,795	Forest City Realty Trust, Inc., Class – A	188
5,684	Gaming & Leisure Properties, Inc.	210
20,857	GGP, Inc.	488
15,825	HCP, Inc.	413
4,824	Healthcare Trust of America, Inc., Class – A	145
3,259	Highwoods Properties, Inc.	166
5,461	Hospitality Properties Trust	163
23,792	Host Hotels & Resorts, Inc.	472
4,945	Hudson Pacific Property, Inc.	169
3,322	Invitation Homes, Inc.	78
4,290	Iron Mountain, Inc.	162
792	JBG Smith Properties	28
3,136	Kilroy Realty Corp.	234
14,719	Kimco Realty Corp.	267
1,284	Lamar Advertising Co., Class – A	95
4,399	Liberty Property Trust	189
1,541	Life Storage, Inc.	137
11,563	Medical Properties Trust, Inc.	159
33,995	Mid-America Apartment Communities, Inc.	3,418
5,030	National Retail Properties, Inc.	217
7,018	OMEGA Healthcare Investors, Inc.	193
3,204	Outfront Media, Inc.	74
6,104	Paramount Group, Inc.	97
1,290	Parks Hotels & Resorts, Inc.	37
4,694	Piedmont Office Realty Trust, Inc., Class – A	92
16,069	Prologis, Inc.	1,036
2,516	Public Storage	526
3,952	Rayonier, Inc.	125
9,250	Realty Income Corp.	527
4,994	Regency Centers Corp.	345
7,723	Retail Properties of America, Inc., Class – A	104
7,721	Senior Housing Properties Trust	148
5,879	Simon Property Group, Inc.	1,010
3,240	SL Green Realty Corp.	327
17,049	Spirit Realty Capital, Inc.	146
5,708	Store Capital Corp.	149
2,468	Sun Communities, Inc.	229
3,033	Tanger Factory Outlet Centers, Inc.	80
1,170	Taubman Centers, Inc.	77
4,922	The Macerich Co.	323
8,855	UDR, Inc.	341
1,522	Uniti Group, Inc.	27
11,774	Ventas, Inc.	707
31,118	VEREIT, Inc.	242
5,673	Vornado Realty Trust	444
4,253	Weingarten Realty Investors	140
12,431	Welltower, Inc.	793
24,321	Weyerhaeuser Co.	858
3,402	WP Carey, Inc.	234

		24,153

	Food & Staples Retailing — 1.51%
344	Casey’s General Stores, Inc.	39
45,570	CVS Caremark Corp.	3,304

Shares	Security Description	Value (000)
	Food & Staples Retailing (continued)
4,034	Rite Aid Corp. (a)	$8
13,873	Sysco Corp.	843
51,924	The Kroger Co.	1,425
1,814	US Foods Holding Corp. (a)	58
20,453	Walgreens Boots Alliance, Inc.	1,485
65,038	Wal-Mart Stores, Inc.	6,422

		13,584

	Food Products — 2.71%
72,557	Archer-Daniels-Midland Co.	2,908
1,712	Blue Buffalo Pet Products, Inc. (a)	56
14,281	Bunge Ltd.	958
13,273	Campbell Soup Co.	639
23,357	ConAgra Foods, Inc.	880
10,182	Flowers Foods, Inc.	197
59,052	General Mills, Inc.	3,501
4,228	Hershey Co.	480
7,287	Hormel Foods Corp.	265
1,925	Ingredion, Inc.	269
14,873	Kellogg Co.	1,011
3,598	Lamb Weston Holding, Inc.	203
2,062	McCormick & Company, Inc.	210
54,353	Mondelez International, Inc., Class – A	2,326
1,043	Pilgrim’s Pride Corp. (a)	32
4,556	Pinnacle Foods, Inc.	271
584	Post Holdings, Inc. (a)	46
2	Seaboard Corp.	9
2,718	The Hain Celestial Group, Inc. (a)	115
9,913	The J.M. Smucker Co.	1,232
27,954	The Kraft Heinz Co.	2,174
300	TreeHouse Foods, Inc. (a)	15
79,863	Tyson Foods, Inc., Class – A	6,475

		24,272

	Gas Utilities — 0.04%
2,224	Atmos Energy Corp.	190
2,452	National Fuel Gas Co.	135
1,530	UGI Corp.	72

		397

	Health Care Equipment & Supplies — 0.71%
14,803	Abbott Laboratories	844
3,969	Baxter International, Inc.	257
5,368	Danaher Corp.	498
1,983	Dentsply Sirona, Inc.	131
36	Hill-Rom Holdings, Inc.	3
1,075	Hologic, Inc. (a)	46
49,331	Medtronic PLC	3,983
742	STERIS PLC	65
333	Teleflex, Inc.	83
85	The Cooper Companies, Inc.	19
2,222	Varian Medical Systems, Inc. (a)	247
1,774	Zimmer Holdings, Inc.	214

		6,390

	Health Care Providers & Services — 3.48%
729	Acadia Healthcare Company, Inc. (a)	24
30,394	Aetna, Inc.	5,482
2,251	Anthem, Inc.	506

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
1,472	Brookdale Senior Living, Inc. (a)	$14
18,863	Cardinal Health, Inc.	1,156
5,579	Centene Corp. (a)	563
46,343	CIGNA Corp.	9,411
5,147	DaVita Healthcare Partners, Inc. (a)	372
1,086	Envision Healthcare Corp. (a)	38
19,327	Express Scripts Holding Co. (a)	1,443
2,332	HCA Holdings, Inc. (a)	205
3,621	Humana, Inc.	898
900	Laboratory Corporation of America Holdings (a)	144
1,141	LifePoint Hospitals, Inc. (a)	57
52,612	McKesson Corp.	8,204
2,972	MEDNAX, Inc. (a)	159
4,125	Patterson Companies, Inc.	149
360	Premier, Inc., Class – A (a)	11
1,204	Quest Diagnostics, Inc.	119
7,500	UnitedHealth Group, Inc.	1,653
2,850	Universal Health Services, Inc., Class – B	323
1,124	WellCare Health Plans, Inc. (a)	226

		31,157

	Hotels, Restaurants & Leisure — 0.86%
1,243	Aramark	53
20,177	Carnival Corp., Class – A	1,339
5,182	Darden Restaurants, Inc.	498
2,818	Dunkin’ Brands Group, Inc.	182
8,399	Extended Stay America, Inc.	160
732	Hilton Grand Vacations (a)	31
244	Hilton Worldwide Holdings, Inc.	19
819	Hyatt Hotels Corp., Class – A (a)	60
4,069	International Game Technology PLC	108
11,179	Las Vegas Sands Corp.	776
19,027	McDonald’s Corp.	3,274
10,528	MGM Resorts International	352
1,637	Norwegian Cruise Line Holdings Ltd. (a)	87
1,510	Royal Caribbean Cruises Ltd.	180
1,967	Six Flags Entertainment Corp.	131
3,614	Wyndham Worldwide Corp.	419
439	Yum China Holdings, Inc.	18

		7,687

	Household Durables — 0.38%
2,376	CalAtlantic Group, Inc.	134
9,318	D.R. Horton, Inc.	476
6,837	Garmin Ltd.	407
4,283	Leggett & Platt, Inc.	204
6,401	Lennar Corp., Class – A	405
124	Lennar Corp., Class – B	6
511	Mohawk Industries, Inc. (a)	141
17,675	Newell Rubbermaid, Inc.	547
8,487	PulteGroup, Inc.	282
271	Tempur Sealy International, Inc. (a)	17
4,199	Toll Brothers, Inc.	202
1,420	Tupperware Brands Corp.	89
2,889	Whirlpool Corp.	487

		3,397

Shares	Security Description	Value (000)
	Household Products — 1.44%
3,083	Church & Dwight Co., Inc.	$155
43,691	Colgate-Palmolive Co.	3,296
2,477	Energizer Holdings, Inc.	119
22,216	Kimberly-Clark Corp.	2,681
307	Spectrum Brands Holdings, Inc.	35
5,858	The Clorox Co.	871
62,310	The Procter & Gamble Co.	5,724

		12,881

	Independent Power & Renewable Electricity Producers — 0.04%
6,191	Calpine Corp. (a)	94
2,135	NRG Energy, Inc., Class – C	61
14,571	The AES Corp.	158
2,101	Vistra Energy Corp. (a)	38

		351

	Industrial Conglomerates — 1.00%
14,201	3M Co.	3,342
1,532	Carlisle Companies, Inc.	174
223,747	General Electric Co.	3,905
9,859	Honeywell International, Inc.	1,512
61	Roper Industries, Inc.	16

		8,949

	Insurance — 5.79%
25,116	Aflac, Inc.	2,205
131	Alleghany Corp. (a)	78
91,983	Allstate Corp.	9,631
622	American Financial Group, Inc.	68
186,834	American International Group, Inc.	11,131
67	American National Insurance Co.	9
937	Arch Capital Group Ltd. (a)	85
4,736	Arthur J. Gallagher & Co.	300
1,762	Aspen Insurance Holdings Ltd.	72
5,360	Assurant, Inc.	541
3,958	Assured Guaranty Ltd.	134
2,007	Athene Holding Ltd. (a)	104
7,825	AXIS Capital Holdings Ltd.	393
745	Brighthouse Financial, Inc. (a)	44
1,045	Brown & Brown, Inc.	54
4,073	Chubb Ltd.	595
5,468	Cincinnati Financial Corp.	410
1,060	CNA Financial Corp.	56
751	Erie Indemnity Co., Class – A	92
9,529	Everest Re Group Ltd.	2,107
76,489	First American Financial Corp.	4,286
175,800	FNF Group	6,898
383	Hanover Insurance Group, Inc.	41
3,121	Hartford Financial Services Group, Inc.	176
7,404	Lincoln National Corp.	569
9,223	Loews Corp.	461
120	Markel Corp. (a)	137
1,055	Mercury General Corp.	56
37,102	MetLife, Inc.	1,876
15,090	Old Republic International Corp.	323
11,255	Principal Financial Group, Inc.	794
2,095	ProAssurance Corp.	120

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
28,339	Prudential Financial, Inc.	$3,258
2,119	Reinsurance Group of America	330
1,296	RenaissanceRe Holdings Ltd.	163
19,098	The Travelers Companies, Inc.	2,590
1,018	Torchmark Corp.	92
7,555	Unum Group	415
6,136	Validus Holdings Ltd.	288
3,156	W.R. Berkley Corp.	226
33	White Mountains Insurance Group Ltd.	28
1,113	Willis Towers Watson PLC	168
15,387	XL Group Ltd.	541

		51,945

	Internet & Direct Marketing Retail — 0.02%
356	Liberty Expedia Holdings, Class – A (a)	16
1,538	Liberty Interactive Corp., QVC Group (a)	38
2,226	Liberty Ventures, Class – A (a)	121
506	TripAdvisor, Inc. (a)	17

		192

	Internet Software & Services — 0.15%
3,981	Akamai Technologies, Inc. (a)	259
24,074	eBay, Inc. (a)	908
174	LogMeln, Inc.	20
5,525	Twitter, Inc. (a)	133
126	Zillow Group, Inc., Class – A (a)	5
242	Zillow Group, Inc., Class – C (a)	10

		1,335

	IT Services — 1.34%
6,971	Accenture PLC, Class – A	1,067
1,269	Amdocs Ltd.	83
12,490	Automatic Data Processing, Inc.	1,464
2,291	Black Knight, Inc. (a)	101
81,714	Booz Allen Hamilton Holding Corp.	3,116
8,902	Cognizant Technology Solutions Corp.	632
1,742	Conduent, Inc. (a)	28
276	CoreLogic, Inc. (a)	13
1,395	DST Systems, Inc.	87
1,251	Fidelity National Information Services, Inc.	118
22,872	International Business Machines Corp.	3,508
4,852	Leidos Holdings, Inc.	313
9,082	Paychex, Inc.	618
10,912	Sabre Corp.	224
1,091	Teradata Corp. (a)	42
32,431	Western Union Co.	617
57	WEX, Inc. (a)	8

		12,039

	Leisure Products — 0.08%
131	Brunswick Corp.	7
3,566	Hasbro, Inc.	325
12,576	Mattel, Inc.	193
1,831	Polaris Industries, Inc.	227

		752

	Life Sciences Tools & Services — 0.22%
7,516	Agilent Technologies, Inc.	503
188	Bio-Rad Laboratories, Inc., Class – A (a)	45

Shares	Security Description	Value (000)
	Life Sciences Tools & Services (continued)
603	Bio-Techne Corp.	$78
2,289	Bruker Biosciences Corp.	79
2,424	Illumina, Inc. (a)	529
530	IQVIA Holdings, Inc. (a)	52
788	PerkinElmer, Inc.	58
1,357	Qiagen N.V. (a)	42
1,921	Thermo Electron Corp.	365
1,254	Waters Corp. (a)	242

		1,993

	Machinery — 1.45%
596	AGCO Corp.	43
17,483	Caterpillar, Inc.	2,755
2,201	Colfax Corp. (a)	87
1,286	Crane Co.	115
8,698	Cummins, Inc.	1,536
82	Donaldson Company, Inc.	4
6,263	Dover Corp.	633
1,173	Flowserve Corp.	49
5,251	Fortive Corp.	380
43	IDEX Corp.	6
1,169	Ingersoll-Rand PLC	104
2,225	ITT, Inc.	119
54,845	Oshkosh Corp.	4,984
8,543	PACCAR, Inc.	607
165	Parker Hannifin Corp.	33
6,568	Pentair PLC	464
1,356	Snap-on, Inc.	236
1,208	Stanley Black & Decker, Inc.	205
2,146	Terex Corp.	103
3,702	The Timken Co.	182
3,736	Trinity Industries, Inc.	140
812	WABCO Holdings, Inc. (a)	117
522	Wabtec Corp.	43
765	Xylem, Inc.	52

		12,997

	Marine — 0.00%
485	Kirby Corp. (a)	32

	Media — 2.42%
530	Charter Communications, Inc., Class – A (a)	178
6,547	Cinemark Holdings, Inc.	228
181,612	Comcast Corp., Class – A	7,275
4,993	Discovery Communications, Inc., Class – A (a)	112
6,953	Discovery Communications, Inc., Class – C (a)	147
5,247	Dish Network Corp. (a)	251
2,685	John Wiley & Sons, Inc., Class – A	177
737	Liberty Broadband, Class – A (a)	63
3,094	Liberty Broadband, Class – C (a)	263
178	Liberty Media Group, Class – A (a)	6
1,660	Liberty Media Group, Class – C (a)	57
811	Liberty SiriusXM Group, Class – A (a)	32
1,586	Liberty SiriusXM Group, Class – C (a)	63
1,302	Lions Gate Entertainment Corp., Class – A (a)	44
1,571	Lions Gate Entertainment Corp., Class – B (a)	50
933	News Corp., Inc.	15
11,804	News Corp., Inc., Class – A	191

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
14,944	Omnicom Group, Inc.	$1,088
4,554	Regal Entertainment Group, Class – A	105
2,195	Scripps Networks Interactive, Class – A	187
32,751	Sirius XM Holdings, Inc.	176
6,829	TEGNA, Inc.	96
37,055	The Interpublic Group of Companies, Inc.	747
154	The Madison Square Garden Co., Class – A (a)	32
4,290	The Walt Disney Co.	461
6,792	Time Warner, Inc.	621
2,926	Tribune Media Co.	124
231,570	Twenty-First Century Fox, Inc.	7,997
3,673	Twenty-First Century Fox, Inc.	125
55	Viacom, Inc., Class – A	2
25,235	Viacom, Inc., Class – B	777

		21,690

	Metals & Mining — 0.82%
88,384	Alcoa Corp. (a)	4,762
33,515	Freeport-McMoRan Copper & Gold, Inc. (a)	635
4,700	Newmont Mining Corp.	176
17,748	Nucor Corp.	1,128
4,072	Reliance Steel & Aluminum Co.	349
329	Royal Gold, Inc.	27
103	Southern Copper Corp.	5
5,845	Steel Dynamics, Inc.	252
2,403	Tahoe Resources, Inc.	12
1,551	United States Steel Corp.	55

		7,401

	Mortgage Real Estate Investment Trusts — 0.20%
20,257	AGNC Investment Corp.	409
40,733	Annaly Capital Management, Inc.	484
5,620	Chimera Investment Corp.	104
692	Granite Point Mortgage Trust, Inc.	12
21,909	MFA Financial, Inc.	174
8,748	New Residential Investment Corp.	156
18,075	Starwood Property Trust, Inc.	386
4,980	Two Harbors Investment Corp.	81

		1,806

	Multiline Retail — 0.67%
1,501	Dollar General Corp.	140
121	Dollar Tree, Inc. (a)	13
10,509	Kohl’s Corp.	570
30,803	Macy’s, Inc.	776
3,830	Nordstrom, Inc.	181
66,414	Target Corp.	4,333

		6,013

	Multi-Utilities — 1.14%
4,721	Ameren Corp.	278
9,212	CenterPoint Energy, Inc.	261
6,004	CMS Energy Corp.	284
9,249	Consolidated Edison, Inc.	786
15,158	Dominion Resources, Inc.	1,229
3,622	DTE Energy Co.	396
4,441	MDU Resources Group, Inc.	119

Shares	Security Description	Value (000)
	Multi-Utilities (continued)
177,708	NiSource, Inc.	$4,562
14,694	Public Service Enterprise Group, Inc.	757
4,404	SCANA Corp.	175
5,484	Sempra Energy	586
1,658	Vectren Corp.	108
9,657	WEC Energy Group, Inc.	642

		10,183

	Oil, Gas & Consumable Fuels — 8.45%
4,806	Anadarko Petroleum Corp.	258
9,681	Andeavor	1,107
6,293	Antero Resources Corp. (a)	120
17,270	Apache Corp.	729
12,046	Cabot Oil & Gas Corp.	345
139,916	Canadian Natural Resources	4,998
1,174	Centennial Resources Development (a)	23
588	Cheniere Energy, Inc. (a)	32
7,723	Chesapeake Energy Corp. (a)	31
54,383	Chevron Corp.	6,807
82	Cimarex Energy Co.	10
7,186	CNX Resources Corp. (a)	105
4,672	Concho Resources, Inc. (a)	702
67,511	ConocoPhillips	3,706
860	CONSOL Energy, Inc. (a)	34
2,403	Continental Resources, Inc. (a)	127
133,782	Devon Energy Corp.	5,539
2,932	Diamondback Energy, Inc. (a)	370
3,099	Energen Corp. (a)	178
98,622	EOG Resources, Inc.	10,641
5,900	EQT Corp.	336
3,955	Extraction Oil & Gas, Inc. (a)	57
92,705	Exxon Mobil Corp.	7,753
5,008	Gulfport Energy Corp. (a)	64
129,434	Hess Corp.	6,143
10,547	HollyFrontier Corp.	540
115,471	Kinder Morgan, Inc.	2,087
1,752	Kosmos Energy Ltd. (a)	12
27,104	Marathon Oil Corp.	459
154,487	Marathon Petroleum Corp.	10,192
9,924	Murphy Oil Corp.	308
15,293	Noble Energy, Inc.	446
29,724	Occidental Petroleum Corp.	2,189
12,601	ONEOK, Inc.	674
5,986	Parsley Energy, Inc., Class – A (a)	176
6,140	PBF Energy, Inc., Class – A	218
27,512	Phillips 66	2,783
5,316	Pioneer Natural Resources Co.	919
1,894	QEP Resources, Inc. (a)	18
7,425	Range Resources Corp.	127
3,556	RSP Permian, Inc. (a)	145
3,636	SM Energy Co.	80
4,452	Southwestern Energy Co. (a)	25
8,212	Targa Resources Corp.	398
29,832	The Williams Companies, Inc.	910
28,987	Valero Energy Corp.	2,664
666	Whiting Petroleum Corp. (a)	18

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
2,202	World Fuel Services Corp.	$62
3,554	WPX Energy, Inc. (a)	50

		75,715

	Paper & Forest Products — 0.02%
3,507	Domtar Corp.	174

	Personal Products — 0.14%
27,741	Coty, Inc., Class – A	552
1,226	Edgewell Personal Care Co. (a)	73
853	Herbalife Ltd. (a)	58
2,755	Nu Skin Enterprises, Inc., Class – A	188
2,759	The Estee Lauder Companies, Inc., Class – A	351

		1,222

	Pharmaceuticals — 3.56%
1,439	Akorn, Inc. (a)	46
2,943	Allergan PLC	481
71,419	Bristol-Myers Squibb Co.	4,377
24,479	Eli Lilly & Co.	2,067
1,999	ENDO International PLC (a)	15
50,416	Johnson & Johnson	7,045
128,845	Mallinckrodt PLC (a)	2,907
84,607	Merck & Co., Inc.	4,761
13,470	Mylan N.V. (a)	570
1,162	Perrigo Co. PLC	101
165,143	Pfizer, Inc.	5,982
188,853	Teva Pharmaceutical Industries Ltd., ADR	3,579

		31,931

	Professional Services — 0.12%
1,474	IHS Markit Ltd. (a)	67
2,208	ManpowerGroup, Inc.	278
14,243	Nielsen Holdings PLC	519
2,972	Robert Half International, Inc.	165
199	The Dun & Bradstreet Corp.	24

		1,053

	Real Estate Management & Development — 0.05%
3,855	CBRE Group, Inc., Class – A (a)	167
594	Howard Hughes Corp. (a)	78
760	Jones Lang LaSalle, Inc.	113
2,371	Realogy Holdings Corp.	63

		421

	Road & Rail — 0.55%
37	AMERCO, Inc.	14
767	CSX Corp.	42
1,308	Genesee & Wyoming, Inc., Class – A (a)	103
910	Kansas City Southern	96
6,228	Norfolk Southern Corp.	902
210	Old Dominion Freight Line, Inc.	28
2,847	Ryder System, Inc.	240
26,353	Union Pacific Corp.	3,534

		4,959

	Semiconductors & Semiconductor Equipment — 3.29%
9,076	Analog Devices, Inc.	808
11,862	Cypress Semiconductor Corp.	181

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
675	First Solar, Inc. (a)	$46
368,599	Intel Corp.	17,014
3,679	KLA-Tencor Corp.	387
2,902	Lam Research Corp.	534
3,522	Marvell Technology Group Ltd.	76
7,545	Maxim Integrated Products, Inc.	394
2,356	Micron Technology, Inc. (a)	97
157	Microsemi Corp. (a)	8
1,308	NXP Semiconductors N.V. (a)	153
307	ON Semiconductor Corp. (a)	6
512	Qorvo, Inc. (a)	34
90,143	Qualcomm, Inc.	5,771
3,276	Skyworks Solutions, Inc.	311
3,556	Teradyne, Inc.	149
32,598	Texas Instruments, Inc.	3,405
845	Versum Materials, Inc.	32
171	Xilinx, Inc.	12

		29,418

	Software — 2.26%
344	Autodesk, Inc. (a)	36
11,204	CA, Inc.	373
1,682	FireEye, Inc. (a)	24
390	Guidewire Software, Inc. (a)	29
40,022	Microsoft Corp.	3,423
2,588	Nuance Communications, Inc. (a)	42
339,507	Oracle Corp.	16,053
110	SS&C Technologies Holdings, Inc.	4
1,217	Synopsys, Inc. (a)	104
1,059	VMware, Inc., Class – A (a)	133
7,064	Zynga, Inc. (a)	28

		20,249

	Specialty Retail — 1.40%
433	Advance Auto Parts, Inc.	43
478	AutoNation, Inc. (a)	25
36	AutoZone, Inc. (a)	26
8,525	Bed Bath & Beyond, Inc.	187
16,872	Best Buy Co., Inc.	1,155
262	Burlington Stores, Inc. (a)	32
4,696	Dick’s Sporting Goods, Inc.	135
9,489	Foot Locker, Inc.	445
32,849	GameStop Corp., Class – A	590
13,864	Gap, Inc.	472
9,089	L Brands, Inc.	547
153,456	Michaels Companies, Inc. The (a)	3,713
290	Murphy USA, Inc. (a)	23
1,424	Penske Automotive Group, Inc.	68
645	Sally Beauty Holdings, Inc. (a)	12
15,922	Signet Jewelers Ltd.	900
18,226	The Home Depot, Inc.	3,454
4,288	Tiffany & Co.	446
2,497	Urban Outfitters, Inc. (a)	88
3,490	Williams-Sonoma, Inc.	180

		12,541

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals — 2.09%
7,259	Apple, Inc.	$1,228
14,243	Hewlett Packard Enterprise Co.	205
419,897	HP, Inc.	8,822
77,340	NCR Corp. (a)	2,629
5,318	NetApp, Inc.	294
10,961	Western Digital Corp.	872
160,935	Xerox Corp.	4,691

		18,741

	Textiles, Apparel & Luxury Goods — 0.28%
12,796	Hanesbrands, Inc.	268
2,243	Lululemon Athletica, Inc. (a)	176
4,727	Michael Kors Holdings Ltd. (a)	298
685	PVH Corp.	94
3,356	Ralph Lauren Corp.	348
643	Skechers USA, Inc., Class – A (a)	24
10,038	Tapestry, Inc.	444
357	Under Armour, Inc., Class – A (a)	5
363	Under Armour, Inc., Class – C (a)	5
12,291	V.F. Corp.	910

		2,572

	Thrifts & Mortgage Finance — 0.04%
27,644	New York Community Bancorp, Inc.	359
439	TFS Financial Corp.	7

		366

	Tobacco — 2.65%
63,801	Altria Group, Inc.	4,556
69,121	British American Tobacco PLC, ADR	4,630
138,725	Philip Morris International, Inc.	14,656

		23,842

	Trading Companies & Distributors — 0.23%
2,360	Air Lease Corp.	113
8,216	Fastenal Co.	449
3,242	HD Supply Holdings, Inc. (a)	130
2,281	MSC Industrial Direct Co., Inc., Class – A	220
3,811	W.W. Grainger, Inc.	901
933	Watsco, Inc.	159
1,174	WESCO International, Inc. (a)	80

		2,052

	Transportation Infrastructure — 0.06%
7,898	Macquarie Infrastructure Corp.	507

	Water Utilities — 0.03%
1,573	American Water Works Co., Inc.	144
3,912	Aqua America, Inc.	153

		297

	Wireless Telecommunication Services — 1.07%
5,742	Sprint Nextel Corp. (a)	34
5,963	Telephone & Data Systems, Inc.	166
147,751	T-Mobile USA, Inc. (a)	9,384
434	U.S. Cellular Corp. (a)	16

		9,600

	Total Common Stocks	815,589

Shares	Security Description	Value (000)
	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
18,568	Safeway, Inc. (Casa Ley)* (a)	$19
18,568	Safeway, Inc. (PDC)*	—

	Total Contingent Rights	19

Principal Amount (000)
	U.S. Treasury Obligation — 0.00%
$11	U.S. Treasury Bill, 1.26%, 3/8/18 (b)(c)	$11

	Total U.S. Treasury Obligation	11

	Time Deposit — 0.83%
7,435	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.39%, 1/2/18	7,435

	Total Time Deposit	7,435

Shares
	Mutual Funds —9.06%
743,305	Dreyfus Treasury Prime Cash Management Fund, 1.11% (d)	743
2,769,481	Federated Treasury Obligations Fund, Institutional Shares, 1.13%^^ (d)	2,769
77,740,568	State Street Institutional Treasury Plus Money Market Fund, 1.15% (d)	77,741

	Total Mutual Funds	81,253

Principal Amount (000)
	Repurchase Agreement — 0.29%
$2,577	Jefferies LLC, 1.50%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $2,577,224 collateralized by U.S. Treasury Obligations, 1.44% – 2.84%, 5/15/18 – 2/15/47 fair value $2,628,330)^^	2,577

	Total Repurchase Agreement	2,577

	Total Investments (cost $743,323) — 101.14%	906,884
	Liabilities in excess of other assets — (1.14)%	(10,179)

	Net Assets — 100.00%	$896,705

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017, was $5,250 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on December 31, 2017.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	36.55%	42.15%	12.26%	—	—	90.96%
Contingent Rights	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.00%	—	—	0.00%
Time Deposit	0.83%	—	—	—	—	0.83%
Mutual Funds	0.30%	0.15%	0.02%	6.69%	1.90%	9.06%
Repurchase Agreement	0.29%	—	—	—	—	0.29%
Other Assets (Liabilities)	-0.71%	0.05%	0.01%	-0.49%	0.00%	-1.14%

Total Net Assets	37.26%	42.35%	12.29%	6.20%	1.90%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	258	3/16/18	$34,219	$34,520	$301
E-Mini S&P Midcap 400 Future	85	3/16/18	16,140	16,171	31

			$50,359	$50,691	$332

	Total Unrealized Appreciation				$332
	Total Unrealized Depreciation				—

	Total Net Unrealized Appreciation/(Depreciation)				$332

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.37%
	Aerospace & Defense — 2.05%
890	BWX Technologies, Inc.	$54
7,390	General Dynamics Corp.	1,503
251	HEICO Corp.	24
467	HEICO Corp., Class – A	37
605	Hexcel Corp.	37
360	Huntington Ingalls Industries, Inc.	85
1,881	L3 Technologies, Inc.	372
8,380	Lockheed Martin Corp.	2,690
1,564	Northrop Grumman Corp.	480
8,003	Raytheon Co.	1,503
4,613	Rockwell Collins, Inc.	626
21,474	The Boeing Co.	6,333
461	TransDigm Group, Inc.	127
19,105	United Technologies Corp.	2,437

		16,308

	Air Freight & Logistics — 0.28%
4,668	C.H. Robinson Worldwide, Inc.	416
5,570	Expeditors International of Washington, Inc.	360
2,399	FedEx Corp.	599
6,701	United Parcel Service, Inc., Class – B	799
833	XPO Logistics, Inc. (a)	76

		2,250

	Airlines — 0.08%
941	Alaska Air Group, Inc.	69
1,866	American Airlines Group, Inc.	97
5,393	Southwest Airlines Co.	353
1,764	Spirit Airlines, Inc. (a)	79

		598

	Auto Components — 0.05%
2,588	Aptiv PLC (a)	220
262	BorgWarner, Inc.	13
862	Delphi Technologies PLC (a)	45
1,730	Gentex Corp.	36
555	Lear Corp.	98
333	Visteon Corp. (a)	42

		454

	Automobiles — 0.45%
1,266	Harley-Davidson, Inc.	64
11,062	Tesla Motors, Inc. (a)	3,444
469	Thor Industries, Inc.	71

		3,579

	Banks — 0.60%
549	Bank of the Ozarks, Inc.	27
7,211	Citizens Financial Group, Inc.	303
1,339	Cullen/Frost Bankers, Inc.	127
80	East West Bancorp, Inc.	5
4,514	First Republic Bank	391
35,171	JPMorgan Chase & Co.	3,760
207	Pinnacle Financial Partners, Inc.	14
294	Signature Bank (a)	40
368	SVB Financial Group (a)	86
522	Western Alliance Bancorp (a)	30

		4,783

Shares	Security Description	Value (000)
	Beverages — 1.95%
510	Brown-Forman Corp., Class – A	$34
8,327	Brown-Forman Corp., Class – B	572
1,559	Constellation Brands, Inc., Class – A	356
6,126	Dr. Pepper Snapple Group, Inc.	595
50,056	Monster Beverage Corp. (a)	3,168
45,913	PepsiCo, Inc.	5,505
115,203	The Coca-Cola Co.	5,286

		15,516

	Biotechnology — 3.44%
34,784	AbbVie, Inc.	3,364
916	Acadia Pharmaceuticals, Inc. (a)	28
362	Agios Pharmaceuticals, Inc. (a)	21
18,091	Alexion Pharmaceuticals, Inc. (a)	2,164
1,446	Alkermes PLC (a)	79
710	Alnylam Pharmaceuticals, Inc. (a)	90
19,715	Amgen, Inc.	3,428
1,933	Biogen Idec, Inc. (a)	616
21,529	BioMarin Pharmaceutical, Inc. (a)	1,920
1,030	Bioverativ, Inc. (a)	56
33,734	Celgene Corp. (a)	3,520
2,802	Exelixis, Inc. (a)	85
9,020	Gilead Sciences, Inc.	646
1,677	Incyte Corp. (a)	159
160	Intercept Pharmaceuticals, Inc. (a)	9
397	Intrexon Corp. (a)	5
1,172	Ionis Pharmaceuticals, Inc. (a)	59
825	Neurocrine Biosciences, Inc. (a)	64
648	OPKO Health, Inc. (a)	3
23,291	Regeneron Pharmaceuticals, Inc. (a)	8,755
910	Seattle Genetics, Inc. (a)	49
361	Tesaro, Inc. (a)	30
14,735	Vertex Pharmaceuticals, Inc. (a)	2,208

		27,358

	Building Products — 0.06%
1,367	A.O. Smith Corp.	84
906	Allegion PLC	72
404	Armstrong World Industries, Inc. (a)	24
1,376	Fortune Brands Home & Security, Inc.	95
347	Lennox International, Inc.	72
2,011	Masco Corp.	88

		435

	Capital Markets — 1.76%
1,318	Ameriprise Financial, Inc.	223
536	BGC Partners, Inc., Class – A	8
2,950	CBOE Holdings, Inc.	368
7,281	CME Group, Inc.	1,063
1,050	Eaton Vance Corp.	59
1,403	FactSet Research Systems, Inc.	270
2,588	Federated Investors, Inc., Class – B	93
8,985	Franklin Resources, Inc.	389
13,118	Goldman Sachs Group, Inc.	3,342
2,695	IntercontinentalExchange Group, Inc.	190
578	Invesco Ltd.	21
1,039	Lazard Ltd., Class – A	55
186	Legg Mason, Inc.	8

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
814	LPL Financial Holdings, Inc.	$47
349	MarketAxess Holdings, Inc.	70
1,603	Moody’s Corp.	237
36,187	Morgan Stanley	1,899
637	Morningstar, Inc.	62
845	MSCI, Inc. Common	107
306	Raymond James Financial, Inc.	27
20,744	S&P Global, Inc.	3,515
4,450	SEI Investments Co.	320
176	State Street Corp.	17
6,308	T. Rowe Price Group, Inc.	662
8,328	TD Ameritrade Holding Corp.	426
9,130	The Charles Schwab Corp.	469
2,011	Waddell & Reed Financial, Inc., Class – A	45

		13,992

	Chemicals — 2.44%
4,878	Air Products & Chemicals, Inc.	800
17,913	Albemarle Corp.	2,291
2,007	Axalta Coating Systems Ltd. (a)	65
807	Celanese Corp., Series A	86
10,821	DowDuPont, Inc.	771
83,129	Ecolab, Inc.	11,155
1,293	FMC Corp.	122
893	Huntsman Corp.	30
2,622	International Flavors & Fragrances, Inc.	400
1,388	LyondellBasell Industries N.V., Class – A	153
4,261	Monsanto Co.	498
66	NewMarket Corp.	26
930	Platform Specialty Products Corp. (a)	9
2,290	PPG Industries, Inc.	268
8,990	Praxair, Inc.	1,391
1,172	RPM International, Inc.	61
1,790	The Chemours Co.	90
396	The Scotts Miracle-Gro Co.	42
2,637	The Sherwin-Williams Co.	1,081
639	W.R. Grace & Co.	45
163	Westlake Chemical Corp.	17

		19,401

	Commercial Services & Supplies — 0.22%
2,968	Cintas Corp.	463
340	Clean Harbors, Inc. (a)	18
7,437	Copart, Inc. (a)	321
1,301	KAR Auction Services, Inc.	66
3,222	Rollins, Inc.	150
2,028	Stericycle, Inc. (a)	138
4,282	Waste Connections, Inc.	304
3,522	Waste Management, Inc.	304

		1,764

	Communications Equipment — 0.73%
1,331	Arista Networks, Inc. (a)	314
118,610	Cisco Systems, Inc.	4,542
945	Commscope Holding, Inc. (a)	36
2,295	F5 Networks, Inc. (a)	301

Shares	Security Description	Value (000)
	Communications Equipment (continued)
3,133	Harris Corp.	$444
153	Motorola Solutions, Inc.	14
845	Palo Alto Networks, Inc. (a)	122

		5,773

	Construction & Engineering — 0.05%
3,400	Fluor Corp.	176
3,090	Jacobs Engineering Group, Inc.	203
374	Quanta Services, Inc. (a)	15

		394

	Construction Materials — 0.04%
445	Eagle Materials, Inc., Class – A	50
540	Martin Marietta Materials, Inc.	119
1,164	Vulcan Materials Co.	150

		319

	Consumer Finance — 0.10%
279	Capital One Financial Corp.	28
95	Credit Acceptance Corp. (a)	31
19,189	Synchrony Financial	740

		799

	Containers & Packaging — 0.13%
1,658	AptarGroup, Inc.	143
91	Ardagh Group SA	2
792	Avery Dennison Corp.	91
1,954	Ball Corp.	74
1,231	Berry Plastics Group, Inc. (a)	72
912	Crown Holdings, Inc. (a)	51
2,165	Graphic Packaging Holding Co.	33
3,612	International Paper Co.	209
1,251	Owens-Illinois, Inc. (a)	28
887	Packaging Corporation of America	107
1,046	Sealed Air Corp.	52
704	Silgan Holdings	21
2,428	Sonoco Products Co.	129

		1,012

	Distributors — 0.09%
4,033	Genuine Parts Co.	384
7,531	LKQ Corp. (a)	306
381	Pool Corp.	49

		739

	Diversified Consumer Services — 0.02%
516	Bright Horizons Family Solutions, Inc. (a)	49
292	H&R Block, Inc.	8
1,727	Service Corporation International	64
1,276	ServiceMaster Global Holdings, Inc. (a)	65

		186

	Diversified Financial Services — 0.00%
704	Leucadia National Corp.	19
99	Voya Financial, Inc.	5

		24

	Diversified Telecommunication Services — 0.14%
19,813	Verizon Communications, Inc.	1,049
1,761	Zayo Group Holdings, Inc. (a)	65

		1,114

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment — 0.27%
298	Acuity Brands, Inc.	$52
5,948	AMETEK, Inc.	431
16,372	Emerson Electric Co.	1,142
1,747	Hubbell, Inc.	236
1,239	Rockwell Automation, Inc.	243
788	Sensata Technologies Holding N.V. (a)	40

		2,144

	Electronic Equipment, Instruments & Components — 0.37%
10,009	Amphenol Corp., Class – A	878
1,465	CDW Corporation of Delaware	102
1,578	Cognex Corp.	97
237	Coherent, Inc. (a)	67
35,333	Corning, Inc.	1,129
1,189	Dolby Laboratories, Inc., Class – A	74
4,066	FLIR Systems, Inc.	190
340	IPG Photonics Corp. (a)	73
3,537	National Instruments Corp.	147
1,884	Trimble Navigation Ltd. (a)	77
405	Universal Display Corp.	70
493	Zebra Technologies Corp., Class – A (a)	51

		2,955

	Energy Equipment & Services — 1.70%
45,925	Core Laboratories N.V.	5,032
953	Dril-Quip, Inc. (a)	45
855	Franks International N.V.	6
5,623	Halliburton Co.	275
2,381	Helmerich & Payne, Inc.	154
9,081	National Oilwell Varco, Inc.	327
2,406	Oceaneering International, Inc.	51
490	RPC, Inc.	13
110,632	Schlumberger Ltd.	7,455
5,648	TechnipFMC PLC	177

		13,535

	Equity Real Estate Investment Trusts — 1.49%
4,093	American Tower Corp.	584
246	Boston Properties, Inc.	32
2,843	CoreCivic, Inc.	64
312	Coresite Realty Corp.	36
13,913	Crown Castle International Corp.	1,544
1,164	CubeSmart	34
720	CyrusOne, Inc.	43
1,507	Digital Realty Trust, Inc.	172
1,234	Douglas Emmett, Inc.	51
17,494	Equinix, Inc.	7,928
771	Equity Lifestyle Properties, Inc.	69
995	Extra Space Storage, Inc.	87
262	Federal Realty Investment Trust	35
741	Gaming & Leisure Properties, Inc.	27
148	Hudson Pacific Property, Inc.	5
2,329	Iron Mountain, Inc.	88
733	Lamar Advertising Co., Class – A	54
177	Outfront Media, Inc.	4
1,433	Public Storage	299

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
1,159	SBA Communications Corp. (a)	$189
2,717	Simon Property Group, Inc.	467
150	Tanger Factory Outlet Centers, Inc.	4
284	Taubman Centers, Inc.	19

		11,835

	Food & Staples Retailing — 1.79%
31,442	Costco Wholesale Corp.	5,851
26,104	CVS Caremark Corp.	1,893
5,219	Rite Aid Corp. (a)	10
5,062	Sprouts Farmers Market, Inc. (a)	123
18,338	Sysco Corp.	1,114
4,764	The Kroger Co.	131
21,437	Walgreens Boots Alliance, Inc.	1,557
36,466	Wal-Mart Stores, Inc.	3,601

		14,280

	Food Products — 1.21%
879	Blue Buffalo Pet Products, Inc. (a)	29
5,351	Campbell Soup Co.	257
4,198	Flowers Foods, Inc.	81
3,940	General Mills, Inc.	234
4,504	Hershey Co.	511
6,090	Hormel Foods Corp.	222
2,200	Kellogg Co.	150
413	Lamb Weston Holding, Inc.	23
4,023	McCormick & Company, Inc.	410
172,268	Mondelez International, Inc., Class – A	7,372
436	Pilgrim’s Pride Corp. (a)	14
2,721	The J.M. Smucker Co.	338
176	TreeHouse Foods, Inc. (a)	9

		9,650

	Health Care Equipment & Supplies — 1.96%
39,847	Abbott Laboratories	2,273
398	Abiomed, Inc. (a)	75
771	Align Technology, Inc. (a)	171
12,878	Baxter International, Inc.	832
8,179	Becton, Dickinson & Co.	1,751
13,186	Boston Scientific Corp. (a)	327
13,661	Danaher Corp.	1,268
5,532	Dentsply Sirona, Inc.	364
813	DexCom, Inc. (a)	47
6,951	Edwards Lifesciences Corp. (a)	783
584	Hill-Rom Holdings, Inc.	49
1,630	Hologic, Inc. (a)	70
2,996	IDEXX Laboratories, Inc. (a)	469
3,652	Intuitive Surgical, Inc. (a)	1,333
33,752	Medtronic PLC	2,726
4,542	ResMed, Inc.	385
10,956	Stryker Corp.	1,696
85	Teleflex, Inc.	21
357	The Cooper Companies, Inc.	78
965	Varex Imaging Corp. (a)	39
3,170	Varian Medical Systems, Inc. (a)	352
695	West Pharmaceutical Services, Inc.	69
3,903	Zimmer Holdings, Inc.	471

		15,649

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services — 3.35%
9,037	Aetna, Inc.	$1,631
1,515	AmerisourceBergen Corp.	139
6,080	Anthem, Inc.	1,368
209	Centene Corp. (a)	21
2,035	CIGNA Corp.	413
15,867	Express Scripts Holding Co. (a)	1,184
263	HCA Holdings, Inc. (a)	23
5,328	Henry Schein, Inc. (a)	372
1,307	Humana, Inc.	324
2,279	Laboratory Corporation of America Holdings (a)	364
57	LifePoint Hospitals, Inc. (a)	3
5,555	McKesson Corp.	866
2,212	MEDNAX, Inc. (a)	118
2,209	Patterson Companies, Inc.	80
111	Premier, Inc., Class – A (a)	3
3,270	Quest Diagnostics, Inc.	322
86,728	UnitedHealth Group, Inc.	19,121
2,094	Universal Health Services, Inc., Class – B	237
389	WellCare Health Plans, Inc. (a)	78

		26,667

	Health Care Technology — 0.89%
374	athenahealth, Inc. (a)	50
101,977	Cerner Corp. (a)	6,872
2,799	Veeva Systems, Inc. (a)	155

		7,077

	Hotels, Restaurants & Leisure — 5.33%
988	Aramark	42
26,638	Chipotle Mexican Grill, Inc. (a)	7,700
1,166	Choice Hotels International, Inc.	90
1,181	Darden Restaurants, Inc.	113
467	Domino’s Pizza, Inc.	88
874	Dunkin’ Brands Group, Inc.	56
1,069	Extended Stay America, Inc.	20
678	Hilton Grand Vacations (a)	28
1,871	Hilton Worldwide Holdings, Inc.	149
3,492	Las Vegas Sands Corp.	243
37,418	Marriott International, Inc., Class – A	5,079
53,349	McDonald’s Corp.	9,183
387	MGM Resorts International	13
677	Six Flags Entertainment Corp.	45
179,245	Starbucks Corp.	10,295
1,730	The Wendy’s Co.	28
376	Vail Resorts, Inc.	80
992	Wyndham Worldwide Corp.	115
775	Wynn Resorts Ltd.	131
12,221	Yum China Holdings, Inc.	489
103,533	YUM! Brands, Inc.	8,450

		42,437

	Household Durables — 0.07%
1,821	D.R. Horton, Inc.	93
2,883	Garmin Ltd.	172
1,032	Leggett & Platt, Inc.	49
39	Mohawk Industries, Inc. (a)	11
33	NVR, Inc. (a)	116

Shares	Security Description	Value (000)
	Household Durables (continued)
810	PulteGroup, Inc.	$27
211	Tempur Sealy International, Inc. (a)	13
711	Toll Brothers, Inc.	34
485	Tupperware Brands Corp.	30
58	Whirlpool Corp.	10

		555

	Household Products — 1.08%
8,407	Church & Dwight Co., Inc.	422
21,922	Colgate-Palmolive Co.	1,654
567	Energizer Holdings, Inc.	27
11,212	Kimberly-Clark Corp.	1,353
233	Spectrum Brands Holdings, Inc.	26
4,024	The Clorox Co.	599
49,193	The Procter & Gamble Co.	4,519

		8,600

	Independent Power & Renewable Electricity Producers — 0.00%
541	NRG Energy, Inc., Class – C	15

	Industrial Conglomerates — 0.84%
20,242	3M Co.	4,765
1,568	Carlisle Companies, Inc.	178
14,520	General Electric Co.	253
4,301	Honeywell International, Inc.	660
3,241	Roper Industries, Inc.	839

		6,695

	Insurance — 0.45%
978	Allstate Corp.	102
1,086	American International Group, Inc.	65
8,917	Aon PLC	1,195
171	Arch Capital Group Ltd. (a)	16
1,159	Arthur J. Gallagher & Co.	73
171	Aspen Insurance Holdings Ltd.	7
102	Assurant, Inc.	10
2,812	Brown & Brown, Inc.	145
171	Erie Indemnity Co., Class – A	21
17,280	Marsh & McLennan Companies, Inc.	1,407
26	RenaissanceRe Holdings Ltd.	3
5,631	The Progressive Corp.	317
2,914	Torchmark Corp.	264
781	XL Group Ltd.	27

		3,652

	Internet & Direct Marketing Retail — 4.99%
18,566	Amazon.com, Inc. (a)	21,713
1,172	Expedia, Inc.	140
78	Liberty Expedia Holdings, Class – A (a)	3
2,705	Liberty Interactive Corp., QVC Group (a)	66
36,287	Netflix, Inc. (a)	6,966
6,151	Priceline.com, Inc. (a)	10,689
3,358	TripAdvisor, Inc. (a)	116
352	Wayfair, Inc., Class – A (a)	28

		39,721

	Internet Software & Services — 8.34%
42,626	Alibaba Group Holding Ltd., ADR (a)	7,350
12,709	Alphabet, Inc., Class – A (a)	13,388

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
15,863	Alphabet, Inc., Class – C (a)	$16,599
338	CoStar Group, Inc. (a)	100
123,027	Facebook, Inc., Class – A (a)	21,710
1,209	GoDaddy, Inc., Class – A (a)	61
659	InterActiveCorp (a)	81
965	LogMeln, Inc.	110
344	Match Group, Inc. (a)	11
2,138	Pandora Media, Inc. (a)	10
130,808	Tencent Holdings Ltd., ADR	6,792
374	Twitter, Inc. (a)	9
854	VeriSign, Inc. (a)	98
369	Zillow Group, Inc., Class – A (a)	15
692	Zillow Group, Inc., Class – C (a)	28

		66,362

	IT Services — 9.85%
20,409	Accenture PLC, Class – A	3,124
30,312	Alliance Data Systems Corp.	7,683
3,563	Amdocs Ltd.	233
68,103	Automatic Data Processing, Inc.	7,981
1,059	Black Knight, Inc. (a)	47
1,297	Booz Allen Hamilton Holding Corp.	49
3,875	Broadridge Financial Solutions, Inc.	351
19,553	Cognizant Technology Solutions Corp.	1,389
452	CoreLogic, Inc. (a)	21
1,538	CSRA, Inc.	46
128	DST Systems, Inc.	8
2,720	DXC Technology Co.	258
476	Euronet Worldwide, Inc. (a)	40
1,807	Fidelity National Information Services, Inc.	170
4,581	First Data Corp. (a)	77
2,046	Fiserv, Inc. (a)	268
55,111	FleetCor Technologies, Inc. (a)	10,605
833	Gartner Group, Inc. (a)	103
1,448	Genpact Ltd.	46
4,480	Global Payments, Inc.	449
26,874	International Business Machines Corp.	4,123
2,603	Jack Henry & Associates, Inc.	304
70,664	MasterCard, Inc., Class – A	10,696
10,543	Paychex, Inc.	718
77,820	PayPal Holdings, Inc. (a)	5,729
1,597	Sabre Corp.	33
2,359	Square, Inc., Class – A (a)	82
230	Switch, Inc., Class – A	4
3,283	Teradata Corp. (a)	126
5,507	Total System Services, Inc.	436
1,524	Vantive, Inc. (a)	112
199,186	Visa, Inc., Class – A	22,712
16,320	Western Union Co.	310
304	WEX, Inc. (a)	43

		78,376

	Leisure Products — 0.05%
688	Brunswick Corp.	38
842	Hasbro, Inc.	77
881	Mattel, Inc.	14

Shares	Security Description	Value (000)
	Leisure Products (continued)
2,218	Polaris Industries, Inc.	$274

		403

	Life Sciences Tools & Services — 0.72%
754	Agilent Technologies, Inc.	50
1,270	Bio-Techne Corp.	165
440	Bruker Biosciences Corp.	15
447	Charles River Laboratories International, Inc. (a)	49
10,100	Illumina, Inc. (a)	2,207
1,017	IQVIA Holdings, Inc. (a)	100
882	Mettler-Toledo International, Inc. (a)	546
239	PerkinElmer, Inc.	17
693	Qiagen N.V. (a)	21
10,849	Thermo Electron Corp.	2,060
2,602	Waters Corp. (a)	503

		5,733

	Machinery — 1.47%
1,300	Allison Transmission Holdings, Inc.	56
14,538	Caterpillar, Inc.	2,292
1,186	Crane Co.	106
497	Cummins, Inc.	88
3,076	Deere & Co.	481
4,489	Donaldson Company, Inc.	220
3,903	Dover Corp.	394
9,502	Fortive Corp.	687
626	Gardner Denver Holdings, Inc. (a)	21
1,569	Graco, Inc.	71
2,479	IDEX Corp.	327
9,803	Illinois Tool Works, Inc.	1,636
1,218	Ingersoll-Rand PLC	109
551	Lincoln Electric Holdings, Inc.	50
546	Nordson, Inc.	80
18,950	Parker Hannifin Corp.	3,783
1,448	Snap-on, Inc.	252
153	Stanley Black & Decker, Inc.	26
1,944	The Middleby Corp. (a)	262
1,001	The Toro Co.	65
491	WABCO Holdings, Inc. (a)	70
2,685	Wabtec Corp.	219
1,199	Welbilt, Inc. (a)	28
5,030	Xylem, Inc.	343

		11,666

	Marine — 0.01%
1,348	Kirby Corp. (a)	90

	Media — 1.58%
518	AMC Networks, Inc. (a)	28
46	Cable One, Inc.	32
3,250	CBS Corp., Class – B	192
9,043	Charter Communications, Inc., Class – A (a)	3,038
41,712	Comcast Corp., Class – A	1,671
1,618	Dish Network Corp. (a)	77
1,114	John Wiley & Sons, Inc., Class – A	73
311	Lions Gate Entertainment Corp., Class – A (a)	11
638	Lions Gate Entertainment Corp., Class – B (a)	20
1,253	Live Nation Entertainment, Inc. (a)	53

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
7,840	Omnicom Group, Inc.	$571
279	Regal Entertainment Group, Class – A	6
2,693	Scripps Networks Interactive, Class – A	230
13,640	Sirius XM Holdings, Inc.	73
3,227	The Interpublic Group of Companies, Inc.	65
15	The Madison Square Garden Co., Class – A (a)	3
59,600	The Walt Disney Co.	6,409
701	Twenty-First Century Fox, Inc.	24
409	Twenty-First Century Fox, Inc.	14

		12,590

	Metals & Mining — 0.01%
2,599	Freeport-McMoRan Copper & Gold, Inc. (a)	49
223	Royal Gold, Inc.	18
716	Southern Copper Corp.	34
369	Steel Dynamics, Inc.	16

		117

	Multiline Retail — 0.35%
7,944	Dollar General Corp.	739
7,372	Dollar Tree, Inc. (a)	791
4,377	Kohl’s Corp.	237
1,107	Nordstrom, Inc.	52
14,690	Target Corp.	959

		2,778

	Oil, Gas & Consumable Fuels — 1.65%
1,044	Antero Resources Corp. (a)	20
304	Apache Corp.	13
3,084	Cabot Oil & Gas Corp.	88
1,313	Cheniere Energy, Inc. (a)	71
407	Chesapeake Energy Corp. (a)	2
42,262	Chevron Corp.	5,290
848	Cimarex Energy Co.	103
13,773	Concho Resources, Inc. (a)	2,069
342	Continental Resources, Inc. (a)	18
413	Devon Energy Corp.	17
210	Diamondback Energy, Inc. (a)	27
9,102	EOG Resources, Inc.	982
294	EQT Corp.	17
47,402	Exxon Mobil Corp.	3,964
145	Gulfport Energy Corp. (a)	2
1,489	Laredo Petroleum, Inc. (a)	16
1,939	Newfield Exploration Co. (a)	61
3,484	ONEOK, Inc.	186
1,403	Parsley Energy, Inc., Class – A (a)	41
607	RSP Permian, Inc. (a)	25
1,165	The Williams Companies, Inc.	36
1,773	World Fuel Services Corp.	50

		13,098

	Personal Products — 0.51%
659	Herbalife Ltd. (a)	45
1,549	Nu Skin Enterprises, Inc., Class – A	106
30,395	The Estee Lauder Companies, Inc., Class – A	3,867

		4,018

Shares	Security Description	Value (000)
	Pharmaceuticals — 3.21%
820	Akorn, Inc. (a)	$26
71,362	Bristol-Myers Squibb Co.	4,373
32,094	Eli Lilly & Co.	2,711
40,469	Johnson & Johnson	5,655
66,240	Merck & Co., Inc.	3,727
162,869	Novo Nordisk A/S, Class – B, ADR	8,741
4,740	Zoetis, Inc.	341

		25,574

	Professional Services — 0.21%
3,893	Equifax, Inc.	459
7,965	IHS Markit Ltd. (a)	359
4,471	Robert Half International, Inc.	248
149	The Dun & Bradstreet Corp.	18
1,517	Transunion Holding Company, Inc. (a)	83
5,329	Versik Analytics, Inc., Class – A (a)	512

		1,679

	Real Estate Management & Development — 0.01%
1,377	CBRE Group, Inc., Class – A (a)	60

	Road & Rail — 1.67%
30,473	CSX Corp.	1,676
67,999	Hunt (JB) Transportation Services, Inc.	7,819
1,454	Landstar System, Inc.	151
375	Old Dominion Freight Line, Inc.	49
27,097	Union Pacific Corp.	3,634

		13,329

	Semiconductors & Semiconductor Equipment — 2.68%
7,976	Advanced Micro Devices, Inc. (a)	82
11,995	Analog Devices, Inc.	1,068
10,413	Applied Materials, Inc.	532
17,925	Broadcom Ltd.	4,605
642	Cavium, Inc. (a)	54
254	Cypress Semiconductor Corp.	4
109,964	Intel Corp.	5,076
1,520	KLA-Tencor Corp.	160
1,555	Lam Research Corp.	286
2,674	Maxim Integrated Products, Inc.	140
2,178	Microchip Technology, Inc.	191
7,984	Micron Technology, Inc. (a)	328
910	Microsemi Corp. (a)	47
23,927	NVIDIA Corp.	4,630
1,872	NXP Semiconductors N.V. (a)	219
3,857	ON Semiconductor Corp. (a)	81
609	Qorvo, Inc. (a)	41
35,069	Qualcomm, Inc.	2,245
1,784	Skyworks Solutions, Inc.	169
1,814	Teradyne, Inc.	76
9,681	Texas Instruments, Inc.	1,011
2,736	Versum Materials, Inc.	104
2,275	Xilinx, Inc.	153

		21,302

	Software — 10.58%
42,904	Activision Blizzard, Inc.	2,717
33,150	Adobe Systems, Inc. (a)	5,809
2,893	ANSYS, Inc. (a)	427

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
908	Atlassian Corp. PLC, Class – A (a)	$41
85,709	Autodesk, Inc. (a)	8,985
2,691	Cadence Design Systems, Inc. (a)	113
1,299	CDK Global, Inc.	93
5,164	Citrix Systems, Inc. (a)	454
1,982	Dell Technologies, Inc., Class – V (a)	161
2,890	Electronic Arts, Inc. (a)	304
1,434	Fortinet, Inc. (a)	63
327	Guidewire Software, Inc. (a)	24
8,665	Intuit, Inc.	1,367
637	Manhattan Associates, Inc. (a)	32
234,662	Microsoft Corp.	20,072
76,110	Oracle Corp.	3,598
1,114	PTC, Inc. (a)	68
101,508	Red Hat, Inc. (a)	12,191
150,285	Salesforce.com, Inc. (a)	15,364
66,571	SAP AG, ADR	7,480
1,619	ServiceNow, Inc. (a)	211
21,168	Splunk, Inc. (a)	1,754
1,505	SS&C Technologies Holdings, Inc.	61
5,935	Symantec Corp.	167
151	Synopsys, Inc. (a)	13
615	Tableau Software, Inc., Class – A (a)	43
1,073	Take-Two Interactive Software, Inc. (a)	118
271	The Ultimate Software Group, Inc. (a)	59
327	Tyler Technologies, Inc. (a)	58
2,596	VMware, Inc., Class – A (a)	325
19,336	Workday, Inc., Class – A (a)	1,967

		84,139

	Specialty Retail — 4.64%
1,575	Aaron’s, Inc.	63
1,892	Advance Auto Parts, Inc.	189
929	AutoZone, Inc. (a)	661
4,161	Bed Bath & Beyond, Inc.	92
6,999	Best Buy Co., Inc.	479
376	Burlington Stores, Inc. (a)	46
1,786	CarMax, Inc. (a)	115
2,827	Dick’s Sporting Goods, Inc.	81
234	Floor & Decor Holdings, Inc. (a)	11
200	Foot Locker, Inc.	9
2,565	GameStop Corp., Class – A	46
5,909	Gap, Inc.	201
64,310	Industria de Diseno Textil SA, ADR	1,120
416	L Brands, Inc.	25
89,551	Lowe’s Companies, Inc.	8,323
842	Michaels Companies, Inc. The (a)	20
3,103	O’Reilly Automotive, Inc. (a)	746
13,167	Ross Stores, Inc.	1,057
555	Sally Beauty Holdings, Inc. (a)	10
33,380	The Home Depot, Inc.	6,327
118,371	The TJX Cos., Inc.	9,051
2,601	Tiffany & Co.	270
1,256	Tractor Supply Co.	94
35,022	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,833

Shares	Security Description	Value (000)
	Specialty Retail (continued)
2,136	Urban Outfitters, Inc. (a)	$75
236	Williams-Sonoma, Inc.	12

		36,956

	Technology Hardware, Storage & Peripherals — 3.22%
150,073	Apple, Inc.	25,397
1,145	NCR Corp. (a)	39
2,245	NetApp, Inc.	124
384	Western Digital Corp.	31

		25,591

	Textiles, Apparel & Luxury Goods — 2.22%
4,539	adidas AG, ADR	453
1,715	Carter’s, Inc.	201
3,539	Hanesbrands, Inc.	74
49,348	Kering, ADR	2,323
3,488	Lululemon Athletica, Inc. (a)	274
4,431	Michael Kors Holdings Ltd. (a)	279
201,563	NIKE, Inc., Class – B	12,608
1,462	Ralph Lauren Corp.	152
611	Skechers USA, Inc., Class – A (a)	23
6,792	Tapestry, Inc.	300
5,686	Under Armour, Inc., Class – A^ (a)	82
5,745	Under Armour, Inc., Class – C (a)	77
10,165	V.F. Corp.	752

		17,598

	Tobacco — 0.73%
18,541	Altria Group, Inc.	1,324
9,903	British American Tobacco PLC, ADR	663
36,785	Philip Morris International, Inc.	3,886

		5,873

	Trading Companies & Distributors — 0.18%
106	Air Lease Corp.	5
9,541	Fastenal Co.	521
1,918	HD Supply Holdings, Inc. (a)	77
1,298	MSC Industrial Direct Co., Inc., Class – A	125
2,638	NOW, Inc. (a)	29
818	United Rentals, Inc. (a)	141
1,119	Univar, Inc. (a)	35
1,899	W.W. Grainger, Inc.	449
286	Watsco, Inc.	49

		1,431

	Wireless Telecommunication Services — 0.01%
1,723	T-Mobile USA, Inc. (a)	109

	Total Common Stocks	751,137

Principal Amount (000)
	U.S. Treasury Obligation — 0.00%
$16	U.S. Treasury Bill, 1.26%, 3/8/18 (b)(c)	16

	Total U.S. Treasury Obligation	16

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.50%
$11,900	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.39%, 1/2/18	$11,900

	Total Time Deposit	11,900

Shares
	Mutual Funds — 7.06%
35,839	Federated Treasury Obligations Fund, Institutional Shares, 1.13%^^ (d)	36
1	State Street Institutional Treasury Money Market Fund, 1.15% (d)	—
56,137,350	State Street Institutional Treasury Plus Money Market Fund, 1.15% (d)	56,137

	Total Mutual Funds	56,173

Principal Amount (000)
	Repurchase Agreement — 0.00%
$33	Jefferies LLC, 1.50%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $33,351 collateralized by U.S. Treasury Obligations, 1.44% – 2.84%, 5/15/18 – 2/15/47 fair value $34,012)^^	33

	Total Repurchase Agreement	33

	Total Investments (cost $497,178) — 102.93%	819,259
	Liabilities in excess of other assets — (2.93)%	(23,302)

	Net Assets — 100.00%	$795,957

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017, was $62 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on December 31, 2017.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	23.12%	40.86%	—	30.39%	—	94.37%
U.S. Treasury Obligation	—	0.00%	—	—	—	0.00%
Time Deposit	0.64%	—	—	0.86%	—	1.50%
Mutual Funds	—	0.27%	6.45%	—	0.34%	7.06%
Repurchase Agreement	—	0.00%	—	—	—	0.00%
Other Assets (Liabilities)	-0.15%	0.09%	-2.89%	0.02%	0.00%	-2.93%

Total Net Assets	23.61%	41.22%	3.56%	31.27%	0.34%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini NASDAQ 100 Future	92	3/16/18	$11,855	$11,792	$(63)
E-Mini S&P 500 Future	131	3/16/18	17,565	17,528	(37)
E-Mini S&P Midcap 400 Future	6	3/16/18	1,144	1,141	(3)

			$30,564	$30,461	$(103)

	Total Unrealized Appreciation				$—
	Total Unrealized Depreciation				(103)

	Total Net Unrealized Appreciation/(Depreciation)				$(103)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.08%
	Aerospace & Defense — 2.18%
1,181	BWX Technologies, Inc.	$71
12,019	General Dynamics Corp.	2,445
313	HEICO Corp.	30
585	HEICO Corp., Class – A	46
807	Hexcel Corp.	50
475	Huntington Ingalls Industries, Inc.	112
3,152	L3 Technologies, Inc.	624
13,260	Lockheed Martin Corp.	4,257
2,050	Northrop Grumman Corp.	629
13,076	Raytheon Co.	2,456
7,186	Rockwell Collins, Inc.	975
29,527	The Boeing Co.	8,708
605	TransDigm Group, Inc.	166
31,952	United Technologies Corp.	4,076

		24,645

	Air Freight & Logistics — 0.28%
7,345	C.H. Robinson Worldwide, Inc.	654
8,899	Expeditors International of Washington, Inc.	576
3,158	FedEx Corp.	788
8,803	United Parcel Service, Inc., Class – B	1,049
1,086	XPO Logistics, Inc. (a)	99

		3,166

	Airlines — 0.07%
1,235	Alaska Air Group, Inc.	91
2,415	American Airlines Group, Inc.	126
27	Copa Holdings SA, Class – A	4
7,098	Southwest Airlines Co.	464
2,983	Spirit Airlines, Inc. (a)	134

		819

	Auto Components — 0.05%
3,381	Aptiv PLC (a)	287
327	BorgWarner, Inc.	17
1,127	Delphi Technologies PLC (a)	59
2,208	Gentex Corp.	46
721	Lear Corp.	128
417	Visteon Corp. (a)	52

		589

	Automobiles — 0.44%
1,684	Harley-Davidson, Inc.	86
15,314	Tesla Motors, Inc. (a)	4,767
615	Thor Industries, Inc.	93

		4,946

	Banks — 0.60%
703	Bank of the Ozarks, Inc.	34
12,112	Citizens Financial Group, Inc.	508
2,258	Cullen/Frost Bankers, Inc.	214
104	East West Bancorp, Inc.	6
7,101	First Republic Bank	615
48,857	JPMorgan Chase & Co.	5,226
268	Pinnacle Financial Partners, Inc.	18
397	Signature Bank (a)	54
485	SVB Financial Group (a)	113
669	Western Alliance Bancorp (a)	38

		6,826

Shares	Security Description	Value (000)
	Beverages — 2.12%
609	Brown-Forman Corp., Class – A	$41
13,419	Brown-Forman Corp., Class – B	921
2,057	Constellation Brands, Inc., Class – A	470
9,647	Dr. Pepper Snapple Group, Inc.	936
72,171	Monster Beverage Corp. (a)	4,568
72,491	PepsiCo, Inc.	8,694
182,726	The Coca-Cola Co.	8,383

		24,013

	Biotechnology — 3.26%
47,158	AbbVie, Inc.	4,561
1,158	Acadia Pharmaceuticals, Inc. (a)	35
476	Agios Pharmaceuticals, Inc. (a)	27
25,096	Alexion Pharmaceuticals, Inc. (a)	3,001
1,900	Alkermes PLC (a)	104
934	Alnylam Pharmaceuticals, Inc. (a)	119
32,255	Amgen, Inc.	5,609
2,543	Biogen Idec, Inc. (a)	810
35,030	BioMarin Pharmaceutical, Inc. (a)	3,124
1,353	Bioverativ, Inc. (a)	73
46,107	Celgene Corp. (a)	4,812
3,621	Exelixis, Inc. (a)	110
11,836	Gilead Sciences, Inc.	848
2,205	Incyte Corp. (a)	209
223	Intercept Pharmaceuticals, Inc. (a)	13
523	Intrexon Corp. (a)	6
1,539	Ionis Pharmaceuticals, Inc. (a)	77
1,089	Neurocrine Biosciences, Inc. (a)	84
908	OPKO Health, Inc. (a)	4
26,945	Regeneron Pharmaceuticals, Inc. (a)	10,130
1,193	Seattle Genetics, Inc. (a)	64
465	Tesaro, Inc. (a)	39
20,401	Vertex Pharmaceuticals, Inc. (a)	3,057

		36,916

	Building Products — 0.05%
1,795	A.O. Smith Corp.	110
1,190	Allegion PLC	95
523	Armstrong World Industries, Inc. (a)	32
1,797	Fortune Brands Home & Security, Inc.	123
448	Lennox International, Inc.	93
2,612	Masco Corp.	115

		568

	Capital Markets — 1.80%
1,722	Ameriprise Financial, Inc.	292
693	BGC Partners, Inc., Class – A	10
4,572	CBOE Holdings, Inc.	570
12,202	CME Group, Inc.	1,782
1,380	Eaton Vance Corp.	78
2,212	FactSet Research Systems, Inc.	426
4,260	Federated Investors, Inc., Class – B	154
15,081	Franklin Resources, Inc.	653
17,737	Goldman Sachs Group, Inc.	4,519
3,554	IntercontinentalExchange Group, Inc.	251
758	Invesco Ltd.	28
1,391	Lazard Ltd., Class – A	73

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
241	Legg Mason, Inc.	$10
1,124	LPL Financial Holdings, Inc.	64
458	MarketAxess Holdings, Inc.	92
2,116	Moody’s Corp.	312
50,412	Morgan Stanley	2,645
1,006	Morningstar, Inc.	98
1,110	MSCI, Inc. Common	140
395	Raymond James Financial, Inc.	35
30,383	S&P Global, Inc.	5,148
7,031	SEI Investments Co.	505
227	State Street Corp.	22
10,460	T. Rowe Price Group, Inc.	1,098
13,229	TD Ameritrade Holding Corp.	676
11,966	The Charles Schwab Corp.	615
3,403	Waddell & Reed Financial, Inc., Class – A	76

		20,372

	Chemicals — 2.20%
8,191	Air Products & Chemicals, Inc.	1,344
24,940	Albemarle Corp.	3,190
2,717	Axalta Coating Systems Ltd. (a)	88
1,044	Celanese Corp., Series A	112
14,227	DowDuPont, Inc.	1,013
95,512	Ecolab, Inc.	12,815
1,711	FMC Corp.	162
1,154	Huntsman Corp.	38
4,124	International Flavors & Fragrances, Inc.	629
1,847	LyondellBasell Industries N.V., Class – A	204
5,601	Monsanto Co.	654
83	NewMarket Corp.	33
1,204	Platform Specialty Products Corp. (a)	12
3,014	PPG Industries, Inc.	352
14,227	Praxair, Inc.	2,201
1,538	RPM International, Inc.	81
2,316	The Chemours Co.	116
503	The Scotts Miracle-Gro Co.	54
4,136	The Sherwin-Williams Co.	1,696
833	W.R. Grace & Co.	58
212	Westlake Chemical Corp.	23

		24,875

	Commercial Services & Supplies — 0.25%
4,724	Cintas Corp.	737
440	Clean Harbors, Inc. (a)	24
11,794	Copart, Inc. (a)	509
1,710	KAR Auction Services, Inc.	86
5,098	Rollins, Inc.	237
3,427	Stericycle, Inc. (a)	233
7,187	Waste Connections, Inc.	510
4,646	Waste Management, Inc.	401

		2,737

	Communications Equipment — 0.84%
2,053	Arista Networks, Inc. (a)	484
198,366	Cisco Systems, Inc.	7,597
1,254	Commscope Holding, Inc. (a)	47

Shares	Security Description	Value (000)
	Communications Equipment (continued)
3,615	F5 Networks, Inc. (a)	$474
5,165	Harris Corp.	732
202	Motorola Solutions, Inc.	18
1,136	Palo Alto Networks, Inc. (a)	165

		9,517

	Construction & Engineering — 0.06%
5,721	Fluor Corp.	295
5,194	Jacobs Engineering Group, Inc.	343
515	Quanta Services, Inc. (a)	20

		658

	Construction Materials — 0.04%
596	Eagle Materials, Inc., Class – A	68
710	Martin Marietta Materials, Inc.	157
1,556	Vulcan Materials Co.	199

		424

	Consumer Finance — 0.12%
361	Capital One Financial Corp.	36
125	Credit Acceptance Corp. (a)	40
32,216	Synchrony Financial	1,244

		1,320

	Containers & Packaging — 0.13%
2,742	AptarGroup, Inc.	237
167	Ardagh Group SA	4
1,039	Avery Dennison Corp.	119
2,527	Ball Corp.	96
1,616	Berry Plastics Group, Inc. (a)	95
1,208	Crown Holdings, Inc. (a)	68
2,709	Graphic Packaging Holding Co.	42
4,745	International Paper Co.	275
1,642	Owens-Illinois, Inc. (a)	36
1,167	Packaging Corporation of America	141
1,409	Sealed Air Corp.	69
1,034	Silgan Holdings	30
4,087	Sonoco Products Co.	217

		1,429

	Distributors — 0.11%
6,552	Genuine Parts Co.	622
12,481	LKQ Corp. (a)	508
510	Pool Corp.	66

		1,196

	Diversified Consumer Services — 0.02%
679	Bright Horizons Family Solutions, Inc. (a)	64
379	H&R Block, Inc.	10
2,246	Service Corporation International	84
1,692	ServiceMaster Global Holdings, Inc. (a)	86

		244

	Diversified Financial Services — 0.00%
911	Leucadia National Corp.	24
128	Voya Financial, Inc.	6

		30

	Diversified Telecommunication Services — 0.13%
26,064	Verizon Communications, Inc.	1,379
2,305	Zayo Group Holdings, Inc. (a)	85

		1,464

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment — 0.30%
397	Acuity Brands, Inc.	$70
9,823	AMETEK, Inc.	712
27,137	Emerson Electric Co.	1,891
2,813	Hubbell, Inc.	381
1,635	Rockwell Automation, Inc.	321
1,087	Sensata Technologies Holding N.V. (a)	56

		3,431

	Electronic Equipment, Instruments & Components — 0.38%
15,755	Amphenol Corp., Class – A	1,383
1,971	CDW Corporation of Delaware	137
2,070	Cognex Corp.	127
307	Coherent, Inc. (a)	87
49,337	Corning, Inc.	1,578
1,989	Dolby Laboratories, Inc., Class – A	123
6,656	FLIR Systems, Inc.	310
445	IPG Photonics Corp. (a)	95
5,681	National Instruments Corp.	237
2,473	Trimble Navigation Ltd. (a)	101
521	Universal Display Corp.	90
647	Zebra Technologies Corp., Class – A (a)	67

		4,335

	Energy Equipment & Services — 1.54%
59,369	Core Laboratories N.V.	6,503
1,605	Dril-Quip, Inc. (a)	77
1,432	Franks International N.V.	9
7,444	Halliburton Co.	364
4,023	Helmerich & Payne, Inc.	260
15,187	National Oilwell Varco, Inc.	546
4,045	Oceaneering International, Inc.	86
634	RPC, Inc.	16
135,467	Schlumberger Ltd.	9,129
9,525	TechnipFMC PLC	298

		17,288

	Equity Real Estate Investment Trusts — 1.29%
5,387	American Tower Corp.	769
309	Boston Properties, Inc.	40
4,782	CoreCivic, Inc.	108
432	Coresite Realty Corp.	49
18,937	Crown Castle International Corp.	2,102
1,575	CubeSmart	46
1,003	CyrusOne, Inc.	60
1,976	Digital Realty Trust, Inc.	225
1,623	Douglas Emmett, Inc.	67
20,697	Equinix, Inc.	9,379
1,011	Equity Lifestyle Properties, Inc.	90
1,316	Extra Space Storage, Inc.	115
386	Federal Realty Investment Trust	51
898	Gaming & Leisure Properties, Inc.	33
191	Hudson Pacific Property, Inc.	7
3,066	Iron Mountain, Inc.	116
981	Lamar Advertising Co., Class – A	73
215	Outfront Media, Inc.	5
1,880	Public Storage	393

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
1,532	SBA Communications Corp. (a)	$250
3,576	Simon Property Group, Inc.	614
214	Tanger Factory Outlet Centers, Inc.	6
355	Taubman Centers, Inc.	23

		14,621

	Food & Staples Retailing — 1.99%
46,217	Costco Wholesale Corp.	8,601
43,828	CVS Caremark Corp.	3,178
7,003	Rite Aid Corp. (a)	14
8,052	Sprouts Farmers Market, Inc. (a)	196
29,027	Sysco Corp.	1,763
6,157	The Kroger Co.	169
35,365	Walgreens Boots Alliance, Inc.	2,568
60,988	Wal-Mart Stores, Inc.	6,023

		22,512

	Food Products — 1.09%
1,148	Blue Buffalo Pet Products, Inc. (a)	38
8,596	Campbell Soup Co.	414
7,039	Flowers Foods, Inc.	136
5,296	General Mills, Inc.	314
7,129	Hershey Co.	809
10,240	Hormel Foods Corp.	373
2,918	Kellogg Co.	198
558	Lamb Weston Holding, Inc.	31
6,335	McCormick & Company, Inc.	646
205,115	Mondelez International, Inc., Class – A	8,778
565	Pilgrim’s Pride Corp. (a)	18
4,550	The J.M. Smucker Co.	565
222	TreeHouse Foods, Inc. (a)	11

		12,331

	Health Care Equipment & Supplies — 2.22%
66,939	Abbott Laboratories	3,821
520	Abiomed, Inc. (a)	97
1,015	Align Technology, Inc. (a)	226
21,433	Baxter International, Inc.	1,385
12,805	Becton, Dickinson & Co.	2,742
17,352	Boston Scientific Corp. (a)	430
22,916	Danaher Corp.	2,127
9,288	Dentsply Sirona, Inc.	611
1,065	DexCom, Inc. (a)	61
10,936	Edwards Lifesciences Corp. (a)	1,233
772	Hill-Rom Holdings, Inc.	65
1,987	Hologic, Inc. (a)	85
4,760	IDEXX Laboratories, Inc. (a)	744
5,689	Intuitive Surgical, Inc. (a)	2,076
56,270	Medtronic PLC	4,543
7,141	ResMed, Inc.	605
17,221	Stryker Corp.	2,666
108	Teleflex, Inc.	27
468	The Cooper Companies, Inc.	102
1,623	Varex Imaging Corp. (a)	65
5,004	Varian Medical Systems, Inc. (a)	556
913	West Pharmaceutical Services, Inc.	90
6,543	Zimmer Holdings, Inc.	790

		25,147

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services — 3.25%
14,806	Aetna, Inc.	$2,671
2,004	AmerisourceBergen Corp.	184
10,209	Anthem, Inc.	2,297
275	Centene Corp. (a)	28
2,678	CIGNA Corp.	544
26,518	Express Scripts Holding Co. (a)	1,979
349	HCA Holdings, Inc. (a)	31
8,433	Henry Schein, Inc. (a)	589
1,724	Humana, Inc.	428
3,850	Laboratory Corporation of America Holdings (a)	614
74	LifePoint Hospitals, Inc. (a)	4
9,298	McKesson Corp.	1,450
3,747	MEDNAX, Inc. (a)	200
3,688	Patterson Companies, Inc.	133
134	Premier, Inc., Class – A (a)	4
5,494	Quest Diagnostics, Inc.	541
111,678	UnitedHealth Group, Inc.	24,621
3,532	Universal Health Services, Inc., Class – B	400
511	WellCare Health Plans, Inc. (a)	103

		36,821

	Health Care Technology — 0.76%
492	athenahealth, Inc. (a)	65
122,394	Cerner Corp. (a)	8,249
4,385	Veeva Systems, Inc. (a)	242

		8,556

	Hotels, Restaurants & Leisure — 4.96%
1,346	Aramark	58
32,696	Chipotle Mexican Grill, Inc. (a)	9,450
1,856	Choice Hotels International, Inc.	144
1,590	Darden Restaurants, Inc.	153
603	Domino’s Pizza, Inc.	114
1,149	Dunkin’ Brands Group, Inc.	74
1,362	Extended Stay America, Inc.	26
873	Hilton Grand Vacations (a)	37
2,461	Hilton Worldwide Holdings, Inc.	197
4,563	Las Vegas Sands Corp.	317
51,347	Marriott International, Inc., Class – A	6,969
79,835	McDonald’s Corp.	13,741
573	MGM Resorts International	19
863	Six Flags Entertainment Corp.	57
231,437	Starbucks Corp.	13,291
2,268	The Wendy’s Co.	37
495	Vail Resorts, Inc.	105
1,299	Wyndham Worldwide Corp.	151
1,013	Wynn Resorts Ltd.	171
19,404	Yum China Holdings, Inc.	777
125,963	YUM! Brands, Inc.	10,280

		56,168

	Household Durables — 0.07%
2,338	D.R. Horton, Inc.	119
4,866	Garmin Ltd.	290
1,362	Leggett & Platt, Inc.	65
50	Mohawk Industries, Inc. (a)	14

Shares	Security Description	Value (000)
	Household Durables (continued)
42	NVR, Inc. (a)	$147
1,063	PulteGroup, Inc.	35
283	Tempur Sealy International, Inc. (a)	18
889	Toll Brothers, Inc.	43
607	Tupperware Brands Corp.	38
76	Whirlpool Corp.	13

		782

	Household Products — 1.24%
13,211	Church & Dwight Co., Inc.	663
36,331	Colgate-Palmolive Co.	2,741
739	Energizer Holdings, Inc.	35
17,769	Kimberly-Clark Corp.	2,144
291	Spectrum Brands Holdings, Inc.	33
6,385	The Clorox Co.	950
81,796	The Procter & Gamble Co.	7,515

		14,081

	Independent Power & Renewable Electricity Producers — 0.00%
701	NRG Energy, Inc., Class – C	20

	Industrial Conglomerates — 0.91%
31,847	3M Co.	7,496
2,641	Carlisle Companies, Inc.	300
19,222	General Electric Co.	335
5,664	Honeywell International, Inc.	869
5,111	Roper Industries, Inc.	1,324

		10,324

	Insurance — 0.49%
1,266	Allstate Corp.	133
1,402	American International Group, Inc.	84
14,089	Aon PLC	1,888
217	Arch Capital Group Ltd. (a)	20
1,522	Arthur J. Gallagher & Co.	96
221	Aspen Insurance Holdings Ltd.	9
132	Assurant, Inc.	13
4,734	Brown & Brown, Inc.	244
228	Erie Indemnity Co., Class – A	28
27,210	Marsh & McLennan Companies, Inc.	2,214
34	RenaissanceRe Holdings Ltd.	4
7,368	The Progressive Corp.	415
4,868	Torchmark Corp.	441
1,092	XL Group Ltd.	38

		5,627

	Internet & Direct Marketing Retail — 4.43%
23,810	Amazon.com, Inc. (a)	27,846
1,547	Expedia, Inc.	185
95	Liberty Expedia Holdings, Class – A (a)	4
3,579	Liberty Interactive Corp., QVC Group (a)	87
50,398	Netflix, Inc. (a)	9,674
6,993	Priceline.com, Inc. (a)	12,152
5,455	TripAdvisor, Inc. (a)	188
456	Wayfair, Inc., Class – A (a)	37

		50,173

	Internet Software & Services — 7.87%
59,600	Alibaba Group Holding Ltd., ADR (a)	10,276

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
18,746	Alphabet, Inc., Class – A (a)	$19,747
20,420	Alphabet, Inc., Class – C (a)	21,368
446	CoStar Group, Inc. (a)	132
155,722	Facebook, Inc., Class – A (a)	27,480
1,591	GoDaddy, Inc., Class – A (a)	80
891	InterActiveCorp (a)	109
1,547	LogMeln, Inc.	177
448	Match Group, Inc. (a)	14
2,798	Pandora Media, Inc. (a)	13
182,909	Tencent Holdings Ltd., ADR	9,497
496	Twitter, Inc. (a)	12
1,120	VeriSign, Inc. (a)	128
461	Zillow Group, Inc., Class – A (a)	19
931	Zillow Group, Inc., Class – C (a)	38

		89,090

	IT Services — 9.56%
32,071	Accenture PLC, Class – A	4,910
35,887	Alliance Data Systems Corp.	9,097
5,988	Amdocs Ltd.	392
81,392	Automatic Data Processing, Inc.	9,538
1,376	Black Knight, Inc. (a)	61
1,700	Booz Allen Hamilton Holding Corp.	65
6,092	Broadridge Financial Solutions, Inc.	552
30,780	Cognizant Technology Solutions Corp.	2,186
638	CoreLogic, Inc. (a)	29
2,060	CSRA, Inc.	62
181	DST Systems, Inc.	11
3,605	DXC Technology Co.	342
629	Euronet Worldwide, Inc. (a)	53
2,386	Fidelity National Information Services, Inc.	224
6,023	First Data Corp. (a)	101
2,695	Fiserv, Inc. (a)	353
69,725	FleetCor Technologies, Inc. (a)	13,417
1,094	Gartner Group, Inc. (a)	135
1,913	Genpact Ltd.	61
7,025	Global Payments, Inc.	704
42,986	International Business Machines Corp.	6,595
4,099	Jack Henry & Associates, Inc.	479
103,509	MasterCard, Inc., Class – A	15,667
16,567	Paychex, Inc.	1,128
115,629	PayPal Holdings, Inc. (a)	8,513
2,094	Sabre Corp.	43
3,107	Square, Inc., Class – A (a)	108
302	Switch, Inc., Class – A	5
5,533	Teradata Corp. (a)	213
8,634	Total System Services, Inc.	683
2,048	Vantive, Inc. (a)	151
277,411	Visa, Inc., Class – A	31,631
25,873	Western Union Co.	492
402	WEX, Inc. (a)	57

		108,058

	Leisure Products — 0.05%
888	Brunswick Corp.	49
1,117	Hasbro, Inc.	102

Shares	Security Description	Value (000)
	Leisure Products (continued)
1,059	Mattel, Inc.	$16
3,538	Polaris Industries, Inc.	439

		606

	Life Sciences Tools & Services — 0.76%
1,009	Agilent Technologies, Inc.	68
2,011	Bio-Techne Corp.	261
591	Bruker Biosciences Corp.	20
588	Charles River Laboratories International, Inc. (a)	64
14,010	Illumina, Inc. (a)	3,061
1,286	IQVIA Holdings, Inc. (a)	126
1,393	Mettler-Toledo International, Inc. (a)	863
302	PerkinElmer, Inc.	22
897	Qiagen N.V. (a)	28
17,573	Thermo Electron Corp.	3,336
4,130	Waters Corp. (a)	798

		8,647

	Machinery — 1.51%
1,674	Allison Transmission Holdings, Inc.	72
19,816	Caterpillar, Inc.	3,123
1,994	Crane Co.	178
642	Cummins, Inc.	113
4,042	Deere & Co.	633
7,161	Donaldson Company, Inc.	351
6,509	Dover Corp.	657
14,993	Fortive Corp.	1,085
823	Gardner Denver Holdings, Inc. (a)	28
2,064	Graco, Inc.	93
3,911	IDEX Corp.	516
15,375	Illinois Tool Works, Inc.	2,565
1,624	Ingersoll-Rand PLC	145
722	Lincoln Electric Holdings, Inc.	66
717	Nordson, Inc.	105
26,313	Parker Hannifin Corp.	5,251
2,369	Snap-on, Inc.	413
200	Stanley Black & Decker, Inc.	34
3,067	The Middleby Corp. (a)	414
1,316	The Toro Co.	86
630	WABCO Holdings, Inc. (a)	90
4,409	Wabtec Corp.	359
1,563	Welbilt, Inc. (a)	37
8,123	Xylem, Inc.	554

		16,968

	Marine — 0.01%
2,280	Kirby Corp. (a)	152

	Media — 1.39%
721	AMC Networks, Inc. (a)	39
57	Cable One, Inc.	40
4,439	CBS Corp., Class – B	262
12,439	Charter Communications, Inc., Class – A (a)	4,179
54,881	Comcast Corp., Class – A	2,198
2,126	Dish Network Corp. (a)	102
1,886	John Wiley & Sons, Inc., Class – A	124
390	Lions Gate Entertainment Corp., Class – A (a)	13
840	Lions Gate Entertainment Corp., Class – B (a)	27

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
1,714	Live Nation Entertainment, Inc. (a)	$73
12,325	Omnicom Group, Inc.	898
364	Regal Entertainment Group, Class – A	8
4,372	Scripps Networks Interactive, Class – A	373
18,002	Sirius XM Holdings, Inc.	96
4,270	The Interpublic Group of Companies, Inc.	86
19	The Madison Square Garden Co., Class – A (a)	4
66,801	The Walt Disney Co.	7,182
929	Twenty-First Century Fox, Inc.	32
545	Twenty-First Century Fox, Inc.	19

		15,755

	Metals & Mining — 0.01%
3,429	Freeport-McMoRan Copper & Gold, Inc. (a)	64
289	Royal Gold, Inc.	24
896	Southern Copper Corp.	43
462	Steel Dynamics, Inc.	20

		151

	Multiline Retail — 0.40%
12,995	Dollar General Corp.	1,209
11,600	Dollar Tree, Inc. (a)	1,245
7,336	Kohl’s Corp.	398
1,454	Nordstrom, Inc.	69
24,568	Target Corp.	1,602

		4,523

	Oil, Gas & Consumable Fuels — 1.80%
1,351	Antero Resources Corp. (a)	26
236	Apache Corp.	10
4,049	Cabot Oil & Gas Corp.	116
1,693	Cheniere Energy, Inc. (a)	91
493	Chesapeake Energy Corp. (a)	2
68,903	Chevron Corp.	8,626
1,097	Cimarex Energy Co.	134
13,954	Concho Resources, Inc. (a)	2,096
490	Continental Resources, Inc. (a)	26
590	Devon Energy Corp.	24
280	Diamondback Energy, Inc. (a)	35
17,925	EOG Resources, Inc.	1,934
381	EQT Corp.	22
79,276	Exxon Mobil Corp.	6,631
183	Gulfport Energy Corp. (a)	2
1,927	Laredo Petroleum, Inc. (a)	20
2,497	Newfield Exploration Co. (a)	79
4,584	ONEOK, Inc.	245
1,928	Parsley Energy, Inc., Class – A (a)	57
785	RSP Permian, Inc. (a)	32
1,531	The Williams Companies, Inc.	47
2,996	World Fuel Services Corp.	84

		20,339

	Personal Products — 0.51%
884	Herbalife Ltd. (a)	60
2,534	Nu Skin Enterprises, Inc., Class – A	173
43,416	The Estee Lauder Companies, Inc., Class – A	5,524

		5,757

Shares	Security Description	Value (000)
	Pharmaceuticals — 3.33%
1,027	Akorn, Inc. (a)	$33
7,576	Allergan PLC	1,239
99,103	Bristol-Myers Squibb Co.	6,073
50,420	Eli Lilly & Co.	4,258
64,688	Johnson & Johnson	9,039
110,231	Merck & Co., Inc.	6,203
193,962	Novo Nordisk A/S, Class – B, ADR	10,410
6,249	Zoetis, Inc.	450

		37,705

	Professional Services — 0.23%
6,134	Equifax, Inc.	723
12,509	IHS Markit Ltd. (a)	564
7,020	Robert Half International, Inc.	390
187	The Dun & Bradstreet Corp.	22
2,001	Transunion Holding Company, Inc. (a)	110
8,451	Versik Analytics, Inc., Class – A (a)	812

		2,621

	Real Estate Management & Development — 0.01%
1,765	CBRE Group, Inc., Class – A (a)	76

	Road & Rail — 1.61%
48,446	CSX Corp.	2,665
82,410	Hunt (JB) Transportation Services, Inc.	9,476
2,300	Landstar System, Inc.	239
509	Old Dominion Freight Line, Inc.	67
42,963	Union Pacific Corp.	5,761

		18,208

	Semiconductors & Semiconductor Equipment — 2.79%
10,688	Advanced Micro Devices, Inc. (a)	110
18,853	Analog Devices, Inc.	1,678
13,710	Applied Materials, Inc.	701
24,659	Broadcom Ltd.	6,335
825	Cavium, Inc. (a)	69
328	Cypress Semiconductor Corp.	5
183,908	Intel Corp.	8,490
1,989	KLA-Tencor Corp.	209
2,050	Lam Research Corp.	377
3,580	Maxim Integrated Products, Inc.	187
2,907	Microchip Technology, Inc.	255
10,503	Micron Technology, Inc. (a)	432
1,172	Microsemi Corp. (a)	61
32,897	NVIDIA Corp.	6,366
2,457	NXP Semiconductors N.V. (a)	288
4,939	ON Semiconductor Corp. (a)	103
835	Qorvo, Inc. (a)	56
58,860	Qualcomm, Inc.	3,768
2,328	Skyworks Solutions, Inc.	221
2,324	Teradyne, Inc.	97
12,735	Texas Instruments, Inc.	1,330
4,566	Versum Materials, Inc.	173
2,957	Xilinx, Inc.	199

		31,510

	Software — 9.90%
59,095	Activision Blizzard, Inc.	3,742
45,949	Adobe Systems, Inc. (a)	8,052

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
4,532	ANSYS, Inc. (a)	$669
1,181	Atlassian Corp. PLC, Class – A (a)	54
97,264	Autodesk, Inc. (a)	10,196
3,490	Cadence Design Systems, Inc. (a)	146
1,716	CDK Global, Inc.	122
8,163	Citrix Systems, Inc. (a)	718
2,617	Dell Technologies, Inc., Class – V (a)	213
3,812	Electronic Arts, Inc. (a)	400
1,834	Fortinet, Inc. (a)	80
437	Guidewire Software, Inc. (a)	32
13,705	Intuit, Inc.	2,162
860	Manhattan Associates, Inc. (a)	43
335,124	Microsoft Corp.	28,668
126,486	Oracle Corp.	5,980
1,440	PTC, Inc. (a)	88
125,326	Red Hat, Inc. (a)	15,052
195,772	Salesforce.com, Inc. (a)	20,015
79,329	SAP AG, ADR	8,913
2,111	ServiceNow, Inc. (a)	275
29,173	Splunk, Inc. (a)	2,417
1,973	SS&C Technologies Holdings, Inc.	80
7,747	Symantec Corp.	217
191	Synopsys, Inc. (a)	16
809	Tableau Software, Inc., Class – A (a)	56
1,412	Take-Two Interactive Software, Inc. (a)	155
354	The Ultimate Software Group, Inc. (a)	77
429	Tyler Technologies, Inc. (a)	76
4,106	VMware, Inc., Class – A (a)	515
26,531	Workday, Inc., Class – A (a)	2,699

		111,928

	Specialty Retail — 4.37%
2,661	Aaron’s, Inc.	106
3,193	Advance Auto Parts, Inc.	318
1,476	AutoZone, Inc. (a)	1,050
7,005	Bed Bath & Beyond, Inc.	154
11,771	Best Buy Co., Inc.	806
487	Burlington Stores, Inc. (a)	60
2,339	CarMax, Inc. (a)	150
4,580	Dick’s Sporting Goods, Inc.	132
311	Floor & Decor Holdings, Inc. (a)	15
210	Foot Locker, Inc.	10
4,305	GameStop Corp., Class – A	77
9,864	Gap, Inc.	336
89,268	Industria de Diseno Textil SA, ADR	1,555
521	L Brands, Inc.	31
113,367	Lowe’s Companies, Inc.	10,536
1,102	Michaels Companies, Inc. The (a)	27
4,890	O’Reilly Automotive, Inc. (a)	1,176
20,759	Ross Stores, Inc.	1,666
764	Sally Beauty Holdings, Inc. (a)	14
45,496	The Home Depot, Inc.	8,623
149,848	The TJX Cos., Inc.	11,458
4,373	Tiffany & Co.	455
1,607	Tractor Supply Co.	120

Shares	Security Description	Value (000)
	Specialty Retail (continued)
46,767	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	$10,460
3,601	Urban Outfitters, Inc. (a)	126
334	Williams-Sonoma, Inc.	17

		49,478

	Technology Hardware, Storage & Peripherals — 3.23%
214,331	Apple, Inc.	36,272
1,483	NCR Corp. (a)	50
2,913	NetApp, Inc.	161
529	Western Digital Corp.	42

		36,525

	Textiles, Apparel & Luxury Goods — 2.05%
6,138	adidas AG, ADR	613
2,736	Carter’s, Inc.	321
1,767	Fossil Group, Inc. (a)	14
4,562	Hanesbrands, Inc.	95
68,487	Kering, ADR	3,224
5,518	Lululemon Athletica, Inc. (a)	434
7,351	Michael Kors Holdings Ltd. (a)	463
253,597	NIKE, Inc., Class – B	15,863
2,473	Ralph Lauren Corp.	256
832	Skechers USA, Inc., Class – A (a)	31
11,303	Tapestry, Inc.	500
9,093	Under Armour, Inc., Class – A^ (a)	131
9,182	Under Armour, Inc., Class – C (a)	122
16,220	V.F. Corp.	1,201

		23,268

	Tobacco — 0.82%
24,400	Altria Group, Inc.	1,742
16,629	British American Tobacco PLC, ADR	1,114
61,040	Philip Morris International, Inc.	6,449

		9,305

	Trading Companies & Distributors — 0.19%
152	Air Lease Corp.	7
14,991	Fastenal Co.	820
2,518	HD Supply Holdings, Inc. (a)	101
2,160	MSC Industrial Direct Co., Inc., Class – A	209
4,457	NOW, Inc. (a)	49
1,077	United Rentals, Inc. (a)	185
1,349	Univar, Inc. (a)	42
3,028	W.W. Grainger, Inc.	715
375	Watsco, Inc.	64

		2,192

	Wireless Telecommunication Services — 0.01%
2,264	T-Mobile USA, Inc. (a)	144

	Total Common Stocks	1,041,977

Principal Amount (000)
	U.S. Treasury Obligation — 0.00%
$20	U.S. Treasury Bill, 1.26%, 3/8/18 (b)(c)	20

	Total U.S. Treasury Obligation	20

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.31%
$14,787	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.39%, 1/2/18	$14,787

	Total Time Deposit	14,787

Shares
	Mutual Funds — 7.53%
60,281	Federated Treasury Obligations Fund, Institutional Shares, 1.13%^^ (d)	60
—	State Street Institutional Treasury Money Market Fund, 1.15% (d)	—
85,168,774	State Street Institutional Treasury Plus Money Market Fund, 1.15% (d)	85,169

	Total Mutual Funds	85,229

Principal Amount (000)
	Repurchase Agreement — 0.00%
$56	Jefferies LLC, 1.50%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $56,096 collateralized by U.S. Treasury Obligations, 1.44% – 2.84%, 5/15/18 – 2/15/47 fair value $57,209)^^	56

	Total Repurchase Agreement	56

	Total Investments (cost $719,513) — 100.92%	1,142,069
	Liabilities in excess of other assets — (0.92)%	(10,358)

	Net Assets — 100.00%	$1,131,711

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017, was $105 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on December 31, 2017.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	22.72%	44.09%	—	25.27%	—	92.08%
U.S. Treasury Obligation	—	0.00%	—	—	—	0.00%
Time Deposit	0.47%	—	—	0.84%	—	1.31%
Mutual Funds	—	0.38%	4.60%	—	2.55%	7.53%
Repurchase Agreement	—	0.00%	—	—	—	0.00%
Other Assets (Liabilities)	-0.15%	0.11%	-0.89%	0.01%	0.00%	-0.92%

Total Net Assets	23.04%	44.58%	3.71%	26.12%	2.55%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini NASDAQ 100 Future	106	3/16/18	$13,576	$13,587	$11
E-Mini S&P 500 Future	149	3/16/18	19,864	19,936	72
E-Mini S&P Midcap 400 Future	6	3/16/18	1,141	1,141	—

			$34,581	$34,664	$83

	Total Unrealized Appreciation				$83
	Total Unrealized Depreciation				—

	Total Net Unrealized Appreciation/(Depreciation)				$83

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.88%
	Aerospace & Defense — 1.08%
1,494	Astronics Corp. (a)	$62
2,200	CPI Aerostructures, Inc. (a)	20
5,253	Cubic Corp.	309
1,610	Curtiss-Wright Corp.	196
162	Ducommun, Inc. (a)	5
5,447	Kratos Defense & Security Solutions, Inc. (a)	58
5,640	Mercury Systems, Inc. (a)	289
26	National Presto Industries, Inc.	3
710	Teledyne Technologies, Inc. (a)	129
66	Triumph Group, Inc.	2
7,353	Wesco Aircraft Holdings, Inc. (a)	54

		1,127

	Air Freight & Logistics — 0.13%
1,529	XPO Logistics, Inc. (a)	140

	Airlines — 2.27%
4,655	American Airlines Group, Inc.	242
32	Copa Holdings SA, Class – A	4
2,144	Hawaiian Holdings, Inc.	85
12,484	JetBlue Airways Corp. (a)	279
20,824	United Continental Holdings, Inc. (a)	1,404
43,534	Volaris Aviation Holding Co., ADR (a)	349

		2,363

	Auto Components — 1.02%
65	American Axle & Manufacturing Holdings, Inc. (a)	1
64	Cooper Tire & Rubber Co.	2
1,371	Cooper-Standard Holding, Inc. (a)	168
5,370	Dana Holding Corp.	172
7,335	Modine Manufacturing Co. (a)	148
4,900	Spartan Motors, Inc.	77
5,400	Strattec Security Corp.	235
4,490	Tenneco, Inc.	263
90	Tower International, Inc.	3

		1,069

	Banks — 6.30%
52	1st Source, Inc.	3
66	American National Bankshares, Inc.	3
11,900	Associated Banc-Corp.	302
62	Banco Latinoamericano de Comercio Exterior SA, Class – E	2
9,750	BankUnited, Inc.	397
5,760	Banner Corp.	317
38	C&F Financial Corp.	2
6,166	Centerstate Bank Corp.	159
3,774	Chemical Financial Corp.	202
56	Chemung Financial Corp.	3
92	CNB Financial Corp.	2
11,887	Columbia Banking System, Inc.	516
48	Community Trust Bancorp, Inc.	2
3,445	Cullen/Frost Bankers, Inc.	326
16,430	CVB Financial Corp.	387
104	Fidelity Southern Corp.	2
65	Financial Institutions, Inc.	2
27,295	First Bancorp (a)	139

Shares	Security Description	Value (000)
	Banks (continued)
95	First Bancorp	$3
73	First Business Financial Services, Inc.	2
7	First Citizens BancShares, Inc., Class – A	3
77	First Community Bancshares, Inc.	2
46	First Financial Corp.	2
5,699	First Horizon National Corp.	114
61	First Interstate BancSystem, Inc., Class – A	2
5,875	First Midwest Bancorp, Inc.	141
46	Great Southern Bancorp, Inc.	2
63	Hancock Holding Co.	3
48	Heartland Financial USA, Inc.	3
15,411	Hope Bancorp, Inc.	281
99	Horizon Bancorp, Inc.	3
144	Huntington Bancshares, Inc.	2
116	Independent Bank Corp.	3
63	International Bancshares Corp.	3
17,470	Investors Bancorp, Inc.	242
114	KeyCorp	2
148	Lakeland Bancorp, Inc.	3
77	MainSource Financial Group, Inc.	3
2,800	MB Financial, Inc.	125
58	MidWestOne Financial Group, Inc.	2
50	National Bankshares, Inc.	2
61	Northrim BanCorp, Inc.	2
133	Old National Bancorp	2
10,363	PacWest Bancorp	522
79	Peoples Bancorp, Inc.	3
7,366	Popular, Inc.	262
113	Premier Financial Bancorp, Inc.	2
10,340	Seacoast Banking Corporation of Florida (a)	261
102	Sierra Bancorp	3
2,599	Signature Bank (a)	357
3,340	Synovus Financial Corp.	160
6,923	TCF Financial Corp.	142
8,500	TriCo Bancshares	322
101	Triumph Bancorp, Inc. (a)	3
67	Trustmark Corp.	2
109	Umpqua Holdings Corp.	2
14,564	Webster Financial Corp.	818

		6,577

	Biotechnology — 3.24%
101	Acorda Therapeutics, Inc. (a)	2
264	Alkermes PLC (a)	15
1,298	Anaptysbio, Inc. (a)	131
41	Aptevo Therapeutics, Inc. (a)	—
1,427	AveXis, Inc. (a)	158
1,598	Bluebird Bio, Inc. (a)	285
1,817	Blueprint Medicines Corp. (a)	137
1,170	Clovis Oncology, Inc. (a)	80
97	Emergent BioSolutions, Inc. (a)	5
5,426	Exact Sciences Corp. (a)	285
5,804	Foundation Medicine, Inc. (a)	395
2,060	Ionis Pharmaceuticals, Inc. (a)	104
2,800	Juno Therapeutics, Inc. (a)	128
28,000	Kindred Biosciences, Inc. (a)	265

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,692	Loxo Oncology, Inc. (a)	$142
9,360	Myriad Genetics, Inc. (a)	321
4,755	Natera, Inc. (a)	43
1,780	Neurocrine Biosciences, Inc. (a)	138
769	PDL BioPharma, Inc. (a)	2
7,250	Repligen Corp. (a)	263
560	Sage Therapeutics, Inc. (a)	92
5,638	Sangamo BioSciences, Inc. (a)	92
1,685	Seattle Genetics, Inc. (a)	90
1,240	Spark Therapeutics, Inc. (a)	64
735	Tesaro, Inc. (a)	61
1,650	Ultragenyx Pharmaceutical, Inc. (a)	77

		3,375

	Building Products — 1.83%
2,892	Armstrong World Industries, Inc. (a)	175
6,613	CaesarStone Sdot Yam Ltd. (a)	146
8,906	Gibraltar Industries, Inc. (a)	294
6,928	Jeld-Wen Holding, Inc. (a)	273
4,476	Masonite International Corp. (a)	332
9,098	Ply Gem Holdings, Inc. (a)	168
3,334	Trex Company, Inc. (a)	362
4,158	Universal Forest Products, Inc.	156

		1,906

	Capital Markets — 2.73%
11,597	Artisan Partners Asset Management, Inc., Class – A	459
14,200	Capital Southwest Corp.	235
28,275	Cowen Group, Inc., Class – A (a)	387
11	Donnelley Financial Solutions, Inc. (a)	—
3,035	E*Trade Financial Corp. (a)	150
2,976	Evercore Partners, Inc., Class – A	268
246	Gain Capital Holdings, Inc.	2
7,796	Greenhill & Co., Inc.^	152
75	Houlihan Lokey, Inc.	3
4,178	LPL Financial Holdings, Inc.	239
176	Manning & Napier, Inc.	1
13,723	Pzena Investment Management, Inc.	146
3,476	Raymond James Financial, Inc.	310
21,200	Safeguard Scientifics, Inc. (a)	237
4,394	Stifel Financial Corp.	262

		2,851

	Chemicals — 2.60%
97	A. Schulman, Inc.	4
2,573	Albemarle Corp.	329
48	Cabot Corp.	3
5,500	FMC Corp.	521
274	FutureFuel Corp.	4
196	Huntsman Corp.	7
1,859	Innophos Holdings, Inc.	87
12,409	Kraton Performance Polymers, Inc. (a)	597
669	NewMarket Corp.	266
6,430	Platform Specialty Products Corp. (a)	64
4,490	PolyOne Corp.	195
3,560	Sensient Technologies Corp.	260

Shares	Security Description	Value (000)
	Chemicals (continued)
51	Stepan Co.	$4
47	Trinseo SA	3
17,578	Tronox Ltd., Class – A	361
68	Westlake Chemical Corp.	7

		2,712

	Commercial Services & Supplies — 1.25%
157	ACCO Brands Corp. (a)	2
2,992	Advanced Disposal Services, Inc. (a)	72
12,513	Aqua Metals, Inc.^ (a)	27
9,936	ARC Document Solutions, Inc. (a)	25
9,099	Covanta Holding Corp.	154
93	Ennis, Inc.	2
22,306	Essendant, Inc.	207
4,467	Healthcare Services Group, Inc.	236
7,288	Interface, Inc.	183
11	LSC Communications, Inc.	—
55	McGrath RentCorp	3
2,680	Multi-Color Corp.	201
65	Quad Graphics, Inc.	1
31	RR Donnelley & Sons Co.	—
354	Steelcase, Inc., Class – A	5
12,018	Team, Inc. (a)	179
15	UniFirst Corp.	2
48	VSE Corp.	2

		1,301

	Communications Equipment — 0.62%
83	BEL Fuse, Inc., Class – B	2
119	Black Box Corp.	—
129	Comtech Telecommunications Corp.	3
43	EchoStar Corp., Class – A (a)	3
22,400	EMCORE Corp. (a)	144
16,266	Infinera Corp. (a)	103
34,900	PC-Telephone, Inc.	258
1,988	Silicom Ltd.	139

		652

	Construction & Engineering — 1.80%
3,756	Granite Construction, Inc.	238
12,774	KBR, Inc.	253
14,771	MasTec, Inc. (a)	724
107	MYR Group, Inc. (a)	4
15,631	Tutor Perini Corp. (a)	396
1,592	Valmont Industries, Inc.	264

		1,879

	Construction Materials — 1.24%
3,331	Eagle Materials, Inc., Class – A	376
28,066	Forterra, Inc. (a)	312
1,089	Martin Marietta Materials, Inc.	241
6,520	Summit Materials, Inc., Class – A (a)	205
1,935	U.S. Concrete, Inc. (a)	162

		1,296

	Consumer Finance — 0.46%
68	Encore Capital Group, Inc. (a)	3
6,025	Green Dot Corp., Class – A (a)	363
43	Nelnet, Inc., Class – A	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance (continued)
3,391	PRA Group, Inc. (a)	$113
147	Santander Consumer USA Holdings, Inc.	3

		484

	Containers & Packaging — 1.23%
3,071	AptarGroup, Inc.	265
13,242	Berry Plastics Group, Inc. (a)	777
14,703	Graphic Packaging Holding Co.	227
61	Greif, Inc.	4
79	Greif, Inc., Class – A	5

		1,278

	Distributors — 0.37%
3,010	Pool Corp.	390

	Diversified Consumer Services — 1.42%
88	Adtalem Global Education, Inc. (a)	4
67	American Public Education, Inc. (a)	2
5,590	Bright Horizons Family Solutions, Inc. (a)	525
39	Capella Education Co.	3
26,362	Career Education Corp. (a)	318
22,447	Chegg, Inc. (a)	366
4	Graham Holdings Co.	2
2,890	Grand Canyon Education, Inc. (a)	259
139	Liberty Tax, Inc.	2
51	Strayer Education, Inc.	5

		1,486

	Diversified Financial Services — 0.26%
10,185	Leucadia National Corp.	270
99	Marlin Business Services Corp.	2

		272

	Diversified Telecommunication Services — 0.88%
12,653	Cogent Communications Group, Inc.	573
58	Consolidated Communications Holdings, Inc.	1
57	Hawaiian Telcom Holdco, Inc. (a)	2
81	IDT Corp.	1
136	Iridium Communications, Inc. (a)	2
33,200	ORBCOMM, Inc. (a)	338
232	Windstream Holdings, Inc.	—

		917

	Electric Utilities — 0.02%
143	Hawaiian Electric Industries, Inc.	5
134	PNM Resources, Inc.	6
105	Portland General Electric Co.	5
337	Spark Energy, Inc., Class – A	4

		20

	Electrical Equipment — 0.53%
3,066	Encore Wire Corp.	149
3,743	EnerSys	262
11,109	LSI Industries, Inc.	76
65,100	Orion Energy Systems, Inc. (a)	57
54	Regal-Beloit Corp.	4

		548

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components — 5.67%
4,337	Anixter International, Inc. (a)	$330
121	AVX Corp.	2
6,222	Belden, Inc.	480
75	Benchmark Electronics, Inc. (a)	2
668	Coherent, Inc. (a)	189
5,143	Control4 Corp. (a)	153
34	Dolby Laboratories, Inc., Class – A	2
47	ePlus, Inc. (a)	4
779	FARO Technologies, Inc. (a)	37
22,022	Flextronics International Ltd. (a)	396
10,719	II-VI, Inc. (a)	503
5,007	Insight Enterprises, Inc. (a)	192
915	IPG Photonics Corp. (a)	196
5,724	Itron, Inc. (a)	390
12,813	Jabil Circuit, Inc.	336
131	Kimball Electronics, Inc. (a)	2
2,726	Littelfuse, Inc.	539
48	Methode Electronics, Inc.	2
64	PC Connection, Inc.	2
2,600	Perceptron, Inc. (a)	25
37	Plexus Corp. (a)	2
4,105	Rogers Corp. (a)	665
59	Sanmina Corp. (a)	2
6,659	ScanSource, Inc. (a)	238
1,957	SYNNEX Corp.	266
22	Tech Data Corp. (a)	2
285	TTM Technologies, Inc. (a)	4
4,011	Universal Display Corp.	693
14,724	VeriFone Systems, Inc. (a)	261
135	Vishay Intertechnology, Inc.	3

		5,918

	Energy Equipment & Services — 1.11%
4,500	Aspen Aerogels, Inc. (a)	22
16,400	Bristow Group, Inc.	221
53	Diamond Offshore Drilling, Inc. (a)	1
1,912	Dril-Quip, Inc. (a)	91
97	Exterran Corp. (a)	3
12,100	Gulf Island Fabrication, Inc.	162
27,400	Mitcham Industries, Inc. (a)	87
67	PHI, Inc. (a)	1
24,850	Superior Energy Services, Inc. (a)	240
3,092	TechnipFMC PLC	97
7,200	US Silica Holdings, Inc.	234

		1,159

	Equity Real Estate Investment Trusts — 1.04%
643	Ashford Hospitality Trust	4
283	CBL & Associates Properties, Inc.	2
343	Cedar Realty Trust, Inc.	2
581	Colony Northstar, Inc.	7
3,859	DiamondRock Hospitality Co.	44
2,971	EastGroup Properties, Inc.	263
14,440	Equity Commonwealth (a)	441
474	Investors Real Estate Trust	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
10,950	LaSalle Hotel Properties	$307
252	Lexington Realty Trust	2
116	Pennsylvania Real Estate Investment Trust	1
24	PS Business Parks, Inc.	3
846	RAIT Financial Trust	—
202	RLJ Lodging Trust	4
214	Washington Prime Group, Inc.	2

		1,085

	Food & Staples Retailing — 0.38%
3,552	Casey’s General Stores, Inc.	398
37	Ingles Markets, Inc., Class – A	1
46	SpartanNash Co.	1
48	Village Super Market, Inc., Class – A	1

		401

	Food Products — 0.77%
18,683	Amplify Snack Brands, Inc. (a)	224
41	Cal-Maine Foods, Inc. (a)	2
4,706	Darling Ingredients, Inc. (a)	85
99	Dean Foods Co.	1
33	Fresh Del Monte Produce, Inc.	2
2,790	J&J Snack Foods Corp.	425
39	John B. Sanfilippo & Son, Inc.	2
5,200	Landec Corp. (a)	66
25	Sanderson Farms, Inc.	3

		810

	Gas Utilities — 0.39%
59	Southwest Gas Corp.	5
8,617	UGI Corp.	404

		409

	Health Care Equipment & Supplies — 4.62%
1,040	Abiomed, Inc. (a)	195
3,210	Cantel Medical Corp.	330
9,373	Cardiovascular Systems, Inc. (a)	222
5,217	DexCom, Inc. (a)	299
3,022	Edwards Lifesciences Corp. (a)	341
69	Exactech, Inc. (a)	3
56	Halyard Health, Inc. (a)	3
16,774	Insulet Corp. (a)	1,157
8,006	Irhythm Technologies, Inc. (a)	449
2,399	Neogen Corp. (a)	197
930	Nevro Corp. (a)	64
8,721	Novocure Ltd. (a)	176
1,103	Penumbra, Inc. (a)	104
488	RTI Surgical, Inc. (a)	2
2,654	STERIS PLC	232
5,915	Tandem Diabetes Care, Inc.^ (a)	14
2,785	The Cooper Companies, Inc.	607
4,345	West Pharmaceutical Services, Inc.	429

		4,824

	Health Care Providers & Services — 1.73%
11,394	Acadia Healthcare Company, Inc. (a)	372
72	Aceto Corp.	1
44	Almost Family, Inc. (a)	2

Shares	Security Description	Value (000)
	Health Care Providers & Services (continued)
13	Chemed Corp.	$3
21,817	Diplomat Pharmacy, Inc. (a)	437
3,260	HealthEquity, Inc. (a)	152
47	HealthSouth Corp.	2
154	Kindred Healthcare, Inc.	1
41	LHC Group, Inc. (a)	3
29	LifePoint Hospitals, Inc. (a)	1
27	Magellan Health Services, Inc. (a)	3
36	Molina Heathcare, Inc. (a)	3
29	National Healthcare Corp.	2
7,820	Owens & Minor, Inc.	148
39	Providence Service Corp. (a)	2
164	Select Medical Holdings Corp. (a)	3
9,704	Teladoc, Inc. (a)	338
63	Tenet Healthcare Corp. (a)	1
86	The Ensign Group, Inc.	2
3,271	Tivity Health, Inc. (a)	120
8,510	Triple-S Management Corp., Class – A (a)	211
9	UnitedHealth Group, Inc.	2

		1,809

	Health Care Technology — 0.61%
92	Inovalon Holdings, Inc., Class – A (a)	1
3,030	Medidata Solutions, Inc. (a)	192
6,972	Omnicell, Inc. (a)	339
3,512	Vocera Communications, Inc. (a)	106

		638

	Hotels, Restaurants & Leisure — 1.53%
14,063	Arcos Dorados Holdings, Inc. (a)	146
105	Bloomin’ Brands, Inc.	2
47,900	Century Casinos, Inc. (a)	437
114	International Game Technology PLC	3
54	International Speedway Corp., Class – A	2
88	Marcus Corp.	2
209	Pinnacle Entertainment, Inc. (a)	7
5,909	Planet Fitness, Inc., Class – A (a)	205
39	Red Robin Gourmet Burgers, Inc. (a)	2
131	SeaWorld Entertainment, Inc. (a)	2
101	Speedway Motorsports, Inc.	2
3,690	Vail Resorts, Inc.	785

		1,595

	Household Durables — 0.76%
306	Beazer Homes USA, Inc. (a)	6
872	Cavco Industries, Inc. (a)	133
73	CSS Industries, Inc.	2
48	Flexsteel Industries, Inc.	2
19,200	Green Brick Partners, Inc. (a)	217
2,211	iRobot Corp. (a)	170
124	Libbey, Inc.	1
131	Lifetime Brands, Inc.	2
128	Taylor Morrison Home Corp., Class – A (a)	3
5,408	Universal Electronics, Inc. (a)	256

		792

	Household Products — 0.00%
33	Central Garden & Pet Co. (a)	1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Products (continued)
35	Central Garden & Pet Co., Class – A (a)	$1
21	Oil-Dri Corporation of America	1

		3

	Independent Power & Renewable Electricity Producers — 0.00%
282	NRG Yield, Inc., Class – C	5

	Insurance — 3.19%
8,706	American Equity Investment Life Holding Co.	268
7,859	American Financial Group, Inc.	853
8,560	Argo Group International Holdings Ltd.	527
10,117	Aspen Insurance Holdings Ltd.	410
62	Assured Guaranty Ltd.	2
5,300	Atlas Financial Holdings, Inc. (a)	109
1,408	Everest Re Group Ltd.	312
4,800	First American Financial Corp.	269
7,325	Genworth Financial, Inc., Class – A (a)	23
142	Hallmark Financial Services, Inc. (a)	1
1,554	Hanover Insurance Group, Inc.	168
55	HCI Group, Inc.	2
129	Heritage Insurance Holdings, Inc.	2
127	Maiden Holdings Ltd.	1
8	National Western Life Group, Inc., Class – A	3
79	Universal Insurance Holdings, Inc.	2
3,332	Validus Holdings Ltd.	156
3,087	W.R. Berkley Corp.	221

		3,329

	Internet & Direct Marketing Retail — 0.30%
185	1-800-FLOWERS.COM, Inc., Class – A (a)	2
7,233	Etsy, Inc. (a)	149
7,600	Gaia, Inc. (a)	94
2,457	Stitch Fix, Inc., Class – A (a)	63

		308

	Internet Software & Services — 4.32%
11,105	2U, Inc. (a)	715
3,346	Akamai Technologies, Inc. (a)	218
5,207	Benefitfocus, Inc. (a)	141
182	Blucora, Inc. (a)	4
13,858	Box, Inc., Class – A (a)	293
30,524	Brightcove, Inc. (a)	217
4,495	Care.com, Inc. (a)	81
6,715	Coupa Software, Inc. (a)	210
281	DHI Group, Inc. (a)	1
18,992	Gogo, Inc.^ (a)	214
5,615	GrubHub, Inc. (a)	403
29	j2 Global, Inc.	2
122	Match Group, Inc.^ (a)	4
8,710	New Relic, Inc. (a)	503
13,200	Nutanix, Inc., Class – A (a)	466
96,425	RealNetworks, Inc. (a)	330
74,500	Synacor, Inc. (a)	171
14,900	TechTarget (a)	207
3,536	Web.com Group, Inc. (a)	77

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
13,500	XO Group, Inc. (a)	$249

		4,506

	IT Services — 1.36%
701	Alliance Data Systems Corp.	178
56	Blackhawk Network Holdings, Inc. (a)	2
62	Booz Allen Hamilton Holding Corp.	2
20	CACI International, Inc., Class – A (a)	3
45	Cardtronics PLC (a)	1
39	Cass Information Systems, Inc.	2
72	Convergys Corp.	2
47	CoreLogic, Inc. (a)	2
46	CSG Systems International, Inc.	2
21,000	Edgewater Technology, Inc. (a)	131
1,819	Euronet Worldwide, Inc. (a)	153
2,398	Global Payments, Inc.	241
5,174	Jack Henry & Associates, Inc.	606
38	Leidos Holdings, Inc.	2
49	ManTech International Corp., Class – A	2
88	Perficient, Inc. (a)	2
32	Science Applications International Corp.	2
61	Sykes Enterprises, Inc. (a)	2
69	TeleTech Holdings, Inc.	3
135	The Hackett Group, Inc.	2
143	Travelport Worldwide Ltd.	2
1,866	Virtusa Corp. (a)	82

		1,424

	Leisure Products — 0.52%
20,758	Callaway Golf Co.	289
245	JAKKS Pacific, Inc. (a)	1
96	Johnson Outdoors, Inc., Class – A	6
16,820	Vista Outdoor, Inc. (a)	245

		541

	Life Sciences Tools & Services — 1.00%
22	Bio-Rad Laboratories, Inc., Class – A (a)	5
102	Bruker Biosciences Corp.	4
4,143	Cambrex Corp. (a)	199
1,266	Illumina, Inc. (a)	276
81	INC Research Holdings, Inc., Class – A (a)	4
113	Luminex Corp.	2
31,250	NeoGenomics, Inc. (a)	276
17,306	Pacific Biosciences of California, Inc. (a)	46
73	PRA Health Sciences, Inc. (a)	7
7,145	Qiagen N.V. (a)	221

		1,040

	Machinery — 4.01%
11,733	Actuant Corp., Class – A	297
66	AGCO Corp.	5
59	American Railcar Industries	2
109	Briggs & Stratton Corp.	3
10,573	Chart Industries, Inc. (a)	495
197	Columbus McKinnon Corp.	8
10,757	Energy Recovery, Inc. (a)	94
167	Freightcar America, Inc.	3
83	Global Brass & Copper Holdings, Inc.	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
39	Hyster-Yale Materials Handling, Inc., Class – A	$3
4,970	IDEX Corp.	655
5,600	ITT, Inc.	299
2,630	Kadant, Inc.	264
4,020	Kornit Digital Ltd. (a)	65
4,121	Lincoln Electric Holdings, Inc.	377
15,516	Meritor, Inc. (a)	364
151	Miller Industries, Inc.	4
3,977	Navistar International Corp. (a)	171
65	Oshkosh Corp.	6
3,041	Proto Labs, Inc. (a)	313
3,390	Terex Corp.	163
101	The Greenbrier Companies, Inc.	5
101	The Timken Co.	5
12,040	TriMas Corp. (a)	322
153	Trinity Industries, Inc.	6
210	Wabash National Corp.	5
974	WABCO Holdings, Inc. (a)	140
1,392	Woodward, Inc.	107

		4,184

	Marine — 0.18%
201	Costamare, Inc.	1
2,745	Kirby Corp. (a)	183

		184

	Media — 0.80%
53	AMC Entertainment Holdings, Inc., Class – A	1
35,300	Ballantyne Strong, Inc. (a)	165
63	Discovery Communications, Inc., Class – A (a)	1
116	Entercom Communications Corp.	1
116	Gannett, Inc. Com	1
65,574	Global Eagle Entertainment, Inc. (a)	150
8,891	IMAX Corp. (a)	206
9,616	Lions Gate Entertainment Corp., Class – B (a)	305
205	Salem Communications Corp., Class – A	1
53	Sinclair Broadcast Group, Inc., Class – A	2
100	Time, Inc.	2
33	Viacom, Inc., Class – A	1

		836

	Metals & Mining — 2.58%
5,644	Agnico-Eagle Mines Ltd.	261
32,753	Allegheny Technologies, Inc. (a)	791
8,913	Carpenter Technology Corp.	454
30,768	Coeur d’Alene Mines Corp. (a)	231
151	Commercial Metals Co.	3
45,883	Ferroglobe PLC (a)	742
45,455	Ferroglobe R&W Insurance Trust Co.* (a)	—
2,571	Steel Dynamics, Inc.	111
3,772	Warrior Met Coal, Inc.	95

		2,688

	Mortgage Real Estate Investment Trusts — 0.36%
242	AG Mortgage Investment Trust, Inc.	5
367	Annaly Capital Management, Inc.	4
747	Anworth Mortgage Asset Corp.	4

Shares	Security Description	Value (000)
	Mortgage Real Estate Investment Trusts (continued)
81	Apollo Commercial Real Estate Finance, Inc.	$1
243	Ares Commercial Real Estate Corp.	3
308	Capstead Mortgage Corp.	3
223	Chimera Investment Corp.	4
313	CYS Investments, Inc.	3
455	Dynex Capital, Inc.	3
252	Invesco Mortgage Capital, Inc.	4
226	MTGE Investment Corp.	4
268	New Residential Investment Corp.	5
21,940	Redwood Trust, Inc.	325
374	Western Asset Mortgage Capital Corp.	4

		372

	Multiline Retail — 0.08%
1,463	Big Lots, Inc.	82
29	Dillard’s, Inc., Class – A	2

		84

	Multi-Utilities — 0.33%
105	Avista Corp.	5
5,522	Black Hills Corp.	332
105	Unitil Corp.	5

		342

	Oil, Gas & Consumable Fuels — 2.30%
29	Andeavor	3
187	Ardmore Shipping Corp. (a)	1
25,319	Carrizo Oil & Gas, Inc. (a)	538
10,800	Contango Oil & Gas Co. (a)	51
237	Delek US Holdings, Inc.	8
278	DHT Holdings, Inc.	1
188	Dorian LPG Ltd. (a)	2
136,440	Enbridge Energy Management LLC (a)(b)	—
9,100	Energen Corp. (a)	524
8,745	Euronav N.V.	81
15,327	GasLog Ltd.	341
244	Gener8 Maritime, Inc. (a)	2
3,799	Golar LNG Ltd.	113
38	International Seaways, Inc. (a)	1
6,582	Matador Resources Co. (a)	205
8,296	Murphy Oil Corp.	258
8,096	Navigator Holdings Ltd.^ (a)	80
880	Navios Maritime Acquisition Co.	1
117	Overseas Shipholding Group, Inc. (a)	—
22	REX American Resources Corp. (a)	2
296	Scorpio Tankers, Inc.	1
7,984	SM Energy Co.	176
436	Teekay Tankers Ltd.	1

		2,390

	Paper & Forest Products — 0.15%
67	Domtar Corp.	3
5,645	Louisiana-Pacific Corp. (a)	149
112	P.H. Glatfelter Co.	2
62	Schweitzer-Mauduit International, Inc.	3

		157

	Personal Products — 0.00%
16	Nu Skin Enterprises, Inc., Class – A	1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals — 0.80%
3,293	Catalent, Inc. (a)	$135
5,621	Corcept Therapeutics, Inc. (a)	102
2,600	Cumberland Pharmaceuticals, Inc. (a)	19
7,801	Impax Laboratories, Inc. (a)	130
6,187	Intersect ENT, Inc. (a)	201
2,513	Nektar Therapeutics (a)	150
200	Omthera Pharmaceuticals, Inc.* (a)	—
156	Phibro Animal Health Corp., Class – A	5
45	Prestige Brands Holdings, Inc. (a)	2
70	The Medicines Co. (a)	2
2,134	Zogenix, Inc. (a)	85

		831

	Professional Services — 0.35%
160	CBIZ, Inc. (a)	2
3,300	CRA International, Inc.	149
85	Kelly Services, Inc., Class – A	2
95	Kforce, Inc.	2
5,102	Korn Ferry International	212
84	TrueBlue, Inc. (a)	2

		369

	Real Estate Management & Development — 0.36%
6,486	Alexander & Baldwin, Inc.	180
9,225	Tejon Ranch Co. (a)	191

		371

	Road & Rail — 0.44%
131	ArcBest Corp.	5
4,747	Avis Budget Group, Inc. (a)	208
84	Covenant Transportation Group, Inc., Class – A (a)	2
5,418	Knight-Swift Transportation Holdings, Inc.	237
103	P.A.M. Transportation Services, Inc. (a)	4

		456

	Semiconductors & Semiconductor Equipment — 6.24%
431	Amkor Technology, Inc. (a)	4
1,488	Cavium, Inc. (a)	125
4,611	CEVA, Inc. (a)	213
58	Cirrus Logic, Inc. (a)	3
203	Cohu, Inc.	4
7,454	Cree, Inc. (a)	277
34,909	Cypress Semiconductor Corp.	532
109	Diodes, Inc. (a)	3
159	Entegris, Inc.	5
43	First Solar, Inc. (a)	3
8,005	FormFactor, Inc. (a)	125
26,000	GSI Technology, Inc. (a)	207
9,650	Integrated Device Technology, Inc. (a)	287
212	IXYS Corp. (a)	5
11,741	MA-COM Technology Solutions Holdings, Inc. (a)	382
5,616	Maxim Integrated Products, Inc.	294
3,800	Microsemi Corp. (a)	196
3,440	MKS Instruments, Inc.	325
7,582	Monolithic Power Systems, Inc.	851
15,615	ON Semiconductor Corp. (a)	327

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
223	Photronics, Inc. (a)	$2
8,941	Qorvo, Inc. (a)	595
77,649	QuickLogic Corp. (a)	135
8,064	Semtech Corp. (a)	276
1,629	Silicon Laboratories, Inc. (a)	144
5,333	Skyworks Solutions, Inc.	506
3,781	SolarEdge Technologies, Inc. (a)	142
41	Synaptics, Inc. (a)	2
430	Ultra Clean Holdings, Inc. (a)	10
19,193	Veeco Instruments, Inc. (a)	285
10,123	Xperi Corp.	247

		6,512

	Software — 5.48%
4,539	Barracuda Networks, Inc. (a)	125
5,560	Blackline, Inc. (a)	182
5,000	CommVault Systems, Inc. (a)	263
2,910	Digimarc Corp. (a)	105
35	Ebix, Inc.	3
1,008	Electronic Arts, Inc. (a)	106
2,647	Ellie Mae, Inc. (a)	237
2,550	Fair Isaac Corp.	391
35,500	Glu Mobile, Inc. (a)	129
4,464	Guidewire Software, Inc. (a)	331
5,487	HubSpot, Inc. (a)	485
7,527	Materialise N.V., ADR (a)	96
21,218	Nuance Communications, Inc. (a)	347
2,248	Paycom Software, Inc. (a)	181
2,510	Proofpoint, Inc. (a)	223
5,451	PTC, Inc. (a)	331
2,948	Rapid7, Inc. (a)	55
5,346	RingCentral, Inc., Class – A (a)	259
30,400	Rosetta Stone, Inc. (a)	379
41,200	SeaChange International, Inc. (a)	162
750	Silver Spring Networks, Inc. (a)	12
52,100	Telenav, Inc. (a)	287
42,331	TiVo Corp.	659
2,079	Tyler Technologies, Inc. (a)	368

		5,716

	Specialty Retail — 0.95%
239	Ascena Retail Group, Inc. (a)	1
207	Big 5 Sporting Goods Corp.^	2
127	Express, Inc. (a)	1
64	GameStop Corp., Class – A	1
33	Group 1 Automotive, Inc.	2
4,487	MarineMax, Inc. (a)	85
5,690	Monro Muffler Brake, Inc.	323
53	Penske Automotive Group, Inc.	3
138	Rent-A-Center, Inc.	2
98	Sonic Automotive, Inc., Class – A	2
226	Stein Mart, Inc.^	—
13,499	Tailored Brands, Inc.	295
1,831	The Children’s Place Retail Stores, Inc.	266
405	Tilly’s, Inc., Class – A	6

		989

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals — 0.42%
7,000	Astronova, Inc.	$98
12,159	Diebold, Inc.	199
14,430	GlassBridge Enterprises, Inc. (a)	13
7,793	Pure Storage, Inc., Class – A (a)	124

		434

	Textiles, Apparel & Luxury Goods — 1.07%
4,400	Columbia Sportswear Co.	316
4,757	G-III Apparel Group Ltd. (a)	175
3,691	Movado Group, Inc.	119
1,497	Oxford Industries, Inc.	113
12,424	Wolverine World Wide, Inc.	396

		1,119

	Thrifts & Mortgage Finance — 0.06%
55	Federal Agricultural Mortgage Corp., Class – C	4
44	First Defiance Financial Corp.	2
79	HomeStreet, Inc. (a)	2
322	MGIC Investment Corp. (a)	5
132	PennyMac Financial Services, Inc. (a)	3
144	Radian Group, Inc.	3
263	TrustCo Bank Corp. NY	2
85	Walker & Dunlop, Inc. (a)	4
808	WSFS Financial Corp.	39

		64

	Tobacco — 0.21%
4,134	Universal Corp.	217

	Trading Companies & Distributors — 1.47%
111	Air Lease Corp.	5
111	Aircastle Ltd.	3
7,929	Beacon Roofing Supply, Inc. (a)	507
12,214	BMC Stock Holdings, Inc. (a)	309
4,974	DXP Enterprises, Inc. (a)	147
69	GATX Corp.	4
8,408	MRC Global, Inc. (a)	142
1,460	SiteOne Landscape Supply, Inc. (a)	112
67	Veritiv Corp. (a)	2
1,753	Watsco, Inc.	298
51	WESCO International, Inc. (a)	3

		1,532

	Transportation Infrastructure — 0.44%
7,230	Macquarie Infrastructure Corp.	464

	Wireless Telecommunication Services — 0.22%
9,968	Boingo Wireless, Inc. (a)	224
64	Spok Holdings, Inc.	1

		225

	Total Common Stocks	93,776

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.* (a)(c)	—
24	Dyax Corp. CVR* (a)	—
1	Tobira Therapeutics, Inc. CVR* (a)	—

	Total Contingent Rights	—

Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.90%
$1,977	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.39%, 1/2/18	$1,977

	Total Time Deposit	1,977

Shares
	Mutual Funds — 16.10%
32,600	180 Degree Capital Corp.	64
175,995	Federated Treasury Obligations Fund, Institutional Shares, 1.13%^^ (d)	176
44,812	State Street Institutional Liquid Reserves Fund, 1.04% (d)	45
16,505,547	State Street Institutional Treasury Plus Money Market Fund, 1.15% (d)	16,506

	Total Mutual Funds	16,791

Principal Amount (000)
	Repurchase Agreement — 0.16%
$164	Jefferies LLC, 1.50%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $163,777 collateralized by U.S. Treasury Obligations, 1.44% – 2.84%, 5/15/18 – 2/15/47 fair value $167,025)^^	164

	Total Repurchase Agreement	164

	Total Investments (cost $83,660) — 108.04%	112,708
	Liabilities in excess of other assets — (8.04)%	(8,389)

	Net Assets — 100.00%	$104,319

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017, was $327 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2017.

(a)	Represents non-income producing security.

(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(d)	The rate disclosed is the rate in effect on December 31, 2017.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Ariel Investments, LLC	Frontier Capital Management Company, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	RMB Capital Management, LLC	HC Capital Solutions	Total
Common Stocks	13.94%	7.24%	36.36%	0.84%	—	7.24%	24.26%	—	89.88%
Contingent Rights	—	—	—	0.00%	—	—	—	—	0.00%
Time Deposit	—	0.34%	0.79%	—	—	0.25%	0.52%	—	1.90%
Mutual Funds	0.05%	0.06%	0.17%	0.03%	15.35%	—	—	0.44%	16.10%
Repurchase Agreement	—	—	0.16%	0.00%	—	—	—	—	0.16%
Other Assets (Liabilities)	-0.05%	-0.02%	-0.36%	0.00%	-7.72%	0.00%	0.11%	0.00%	-8.04%

Total Net Assets	13.94%	7.62%	37.12%	0.87%	7.63%	7.49%	24.89%	0.44%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	175	3/16/18	$13,464	$13,445	$(19)

			$13,464	$13,445	$(19)

	Total Unrealized Appreciation				$—
	Total Unrealized Depreciation				(19)

	Total Net Unrealized Appreciation/(Depreciation)				$(19)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 88.94%
	Aerospace & Defense — 1.63%
2,159	Astronics Corp. (a)	$90
6,331	Cubic Corp.	373
4,045	Curtiss-Wright Corp.	493
249	Ducommun, Inc. (a)	7
6,446	Esterline Technologies Corp. (a)	482
8,680	Kratos Defense & Security Solutions, Inc. (a)	92
14,450	Mercury Systems, Inc. (a)	742
40	National Presto Industries, Inc.	4
1,620	Teledyne Technologies, Inc. (a)	293
101	Triumph Group, Inc.	3
8,172	Wesco Aircraft Holdings, Inc. (a)	60

		2,639

	Air Freight & Logistics — 0.14%
2,434	XPO Logistics, Inc. (a)	223

	Airlines — 2.11%
6,723	American Airlines Group, Inc.	350
49	Copa Holdings SA, Class – A	6
2,827	Hawaiian Holdings, Inc.	113
18,036	JetBlue Airways Corp. (a)	403
30,003	United Continental Holdings, Inc. (a)	2,022
62,732	Volaris Aviation Holding Co., ADR (a)	503

		3,397

	Auto Components — 0.83%
100	American Axle & Manufacturing Holdings, Inc. (a)	2
99	Cooper Tire & Rubber Co.	3
2,185	Cooper-Standard Holding, Inc. (a)	268
7,769	Dana Holding Corp.	249
10,413	Modine Manufacturing Co. (a)	210
10,423	Tenneco, Inc.	610
139	Tower International, Inc.	4

		1,346

	Banks — 7.12%
80	1st Source, Inc.	4
101	American National Bankshares, Inc.	4
13,224	Associated Banc-Corp.	336
96	Banco Latinoamericano de Comercio Exterior SA, Class – E	3
24,040	BankUnited, Inc.	980
19,178	Banner Corp.	1,058
58	C&F Financial Corp.	3
9,799	Centerstate Bank Corp.	252
5,999	Chemical Financial Corp.	321
86	Chemung Financial Corp.	4
142	CNB Financial Corp.	4
26,056	Columbia Banking System, Inc.	1,133
74	Community Trust Bancorp, Inc.	3
5,777	Cullen/Frost Bankers, Inc.	547
30,390	CVB Financial Corp.	716
160	Fidelity Southern Corp.	3
99	Financial Institutions, Inc.	3
39,332	First Bancorp (a)	201
146	First Bancorp	5
112	First Business Financial Services, Inc.	2

Shares	Security Description	Value (000)
	Banks (continued)
10	First Citizens BancShares, Inc., Class – A	$4
118	First Community Bancshares, Inc.	3
71	First Financial Corp.	3
8,212	First Horizon National Corp.	164
93	First Interstate BancSystem, Inc., Class – A	4
6,529	First Midwest Bancorp, Inc.	157
70	Great Southern Bancorp, Inc.	4
96	Hancock Holding Co.	5
74	Heartland Financial USA, Inc.	4
17,105	Hope Bancorp, Inc.	312
153	Horizon Bancorp, Inc.	4
221	Huntington Bancshares, Inc.	3
179	Independent Bank Corp.	4
97	International Bancshares Corp.	4
43,669	Investors Bancorp, Inc.	606
177	KeyCorp	4
228	Lakeland Bancorp, Inc.	4
119	MainSource Financial Group, Inc.	4
89	MidWestOne Financial Group, Inc.	3
77	National Bankshares, Inc.	3
95	Northrim BanCorp, Inc.	3
205	Old National Bancorp	4
18,232	PacWest Bancorp	919
122	Peoples Bancorp, Inc.	4
10,618	Popular, Inc.	376
174	Premier Financial Bancorp, Inc.	3
17,820	Seacoast Banking Corporation of Florida (a)	449
157	Sierra Bancorp	4
3,745	Signature Bank (a)	514
4,263	Synovus Financial Corp.	204
7,743	TCF Financial Corp.	159
17,190	TriCo Bancshares	651
155	Triumph Bancorp, Inc. (a)	5
104	Trustmark Corp.	3
167	Umpqua Holdings Corp.	3
23,112	Webster Financial Corp.	1,299

		11,481

	Biotechnology — 3.68%
155	Acorda Therapeutics, Inc. (a)	3
382	Alkermes PLC (a)	21
2,067	Anaptysbio, Inc. (a)	208
62	Aptevo Therapeutics, Inc. (a)	—
2,269	AveXis, Inc. (a)	251
2,960	Bluebird Bio, Inc. (a)	527
2,889	Blueprint Medicines Corp. (a)	218
3,270	Clovis Oncology, Inc. (a)	222
149	Emergent BioSolutions, Inc. (a)	7
8,640	Exact Sciences Corp. (a)	454
9,243	Foundation Medicine, Inc. (a)	631
5,565	Ionis Pharmaceuticals, Inc. (a)	280
6,470	Juno Therapeutics, Inc. (a)	296
2,692	Loxo Oncology, Inc. (a)	227
13,528	Myriad Genetics, Inc. (a)	465
7,575	Natera, Inc. (a)	68
4,080	Neurocrine Biosciences, Inc. (a)	317

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,184	PDL BioPharma, Inc. (a)	$3
15,582	Repligen Corp. (a)	565
2,820	Sage Therapeutics, Inc. (a)	464
8,363	Sangamo BioSciences, Inc. (a)	137
2,781	Seattle Genetics, Inc. (a)	149
3,020	Spark Therapeutics, Inc. (a)	155
1,751	Tesaro, Inc. (a)	145
2,900	Ultragenyx Pharmaceutical, Inc. (a)	135

		5,948

	Building Products — 1.75%
4,319	Armstrong World Industries, Inc. (a)	262
9,553	CaesarStone Sdot Yam Ltd. (a)	210
19,176	Gibraltar Industries, Inc. (a)	633
7,689	Jeld-Wen Holding, Inc. (a)	303
4,968	Masonite International Corp. (a)	368
10,132	Ply Gem Holdings, Inc. (a)	187
4,815	Trex Company, Inc. (a)	522
9,156	Universal Forest Products, Inc.	344

		2,829

	Capital Markets — 1.96%
17,329	Artisan Partners Asset Management, Inc., Class – A	684
17	Donnelley Financial Solutions, Inc. (a)	—
4,373	E*Trade Financial Corp. (a)	217
4,730	Evercore Partners, Inc., Class – A	426
379	Gain Capital Holdings, Inc.	4
11,234	Greenhill & Co., Inc.^	219
116	Houlihan Lokey, Inc.	5
6,020	LPL Financial Holdings, Inc.	344
271	Manning & Napier, Inc.	1
21,801	Pzena Investment Management, Inc.	233
5,009	Raymond James Financial, Inc.	447
9,798	Stifel Financial Corp.	584

		3,164

	Chemicals — 2.82%
147	A. Schulman, Inc.	5
3,672	Albemarle Corp.	470
73	Cabot Corp.	4
7,942	FMC Corp.	752
421	FutureFuel Corp.	6
302	Huntsman Corp.	10
2,689	Innophos Holdings, Inc.	126
17,902	Kraton Performance Polymers, Inc. (a)	863
1,505	NewMarket Corp.	598
9,282	Platform Specialty Products Corp. (a)	92
9,460	PolyOne Corp.	412
9,282	Sensient Technologies Corp.	679
79	Stepan Co.	6
73	Trinseo SA	5
25,369	Tronox Ltd., Class – A	520
104	Westlake Chemical Corp.	11

		4,559

Shares	Security Description	Value (000)
	Commercial Services & Supplies — 1.24%
241	ACCO Brands Corp. (a)	$3
4,758	Advanced Disposal Services, Inc. (a)	114
18,032	Aqua Metals, Inc. (a)	38
11,214	ARC Document Solutions, Inc. (a)	29
13,112	Covanta Holding Corp.	222
142	Ennis, Inc.	3
26,840	Essendant, Inc.	249
9,914	Healthcare Services Group, Inc.	523
10,526	Interface, Inc.	265
17	LSC Communications, Inc.	—
87	McGrath RentCorp	4
7,139	Multi-Color Corp.	534
101	Quad Graphics, Inc.	2
47	RR Donnelley & Sons Co.	—
509	Steelcase, Inc., Class – A	8
23	UniFirst Corp.	4
72	VSE Corp.	3

		2,001

	Communications Equipment — 0.24%
134	BEL Fuse, Inc., Class – B	3
183	Black Box Corp.	1
198	Comtech Telecommunications Corp.	4
66	EchoStar Corp., Class – A (a)	4
23,436	Infinera Corp. (a)	149
3,163	Silicom Ltd.	222

		383

	Construction & Engineering — 1.91%
5,413	Granite Construction, Inc.	343
16,370	KBR, Inc.	325
21,156	MasTec, Inc. (a)	1,035
164	MYR Group, Inc. (a)	6
22,531	Tutor Perini Corp. (a)	571
4,859	Valmont Industries, Inc.	806

		3,086

	Construction Materials — 1.19%
4,811	Eagle Materials, Inc., Class – A	544
40,433	Forterra, Inc.^ (a)	449
1,568	Martin Marietta Materials, Inc.	347
10,376	Summit Materials, Inc., Class – A (a)	326
3,079	U.S. Concrete, Inc. (a)	258

		1,924

	Consumer Finance — 0.43%
104	Encore Capital Group, Inc. (a)	4
8,681	Green Dot Corp., Class – A (a)	524
66	Nelnet, Inc., Class – A	4
4,886	PRA Group, Inc. (a)	162
225	Santander Consumer USA Holdings, Inc.	4

		698

	Containers & Packaging — 1.26%
6,492	AptarGroup, Inc.	560
19,316	Berry Plastics Group, Inc. (a)	1,133
21,232	Graphic Packaging Holding Co.	328
94	Greif, Inc.	7
121	Greif, Inc., Class – A	7

		2,035

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distributors — 0.43%
5,350	Pool Corp.	$694

	Diversified Consumer Services — 1.72%
136	Adtalem Global Education, Inc. (a)	6
103	American Public Education, Inc. (a)	3
12,524	Bright Horizons Family Solutions, Inc. (a)	1,176
59	Capella Education Co.	5
34,839	Career Education Corp. (a)	421
35,694	Chegg, Inc. (a)	583
6	Graham Holdings Co.	3
6,390	Grand Canyon Education, Inc. (a)	572
213	Liberty Tax, Inc.	2
78	Strayer Education, Inc.	7

		2,778

	Diversified Financial Services — 0.24%
14,706	Leucadia National Corp.	390
148	Marlin Business Services Corp.	3

		393

	Diversified Telecommunication Services — 0.50%
17,457	Cogent Communications Group, Inc.	790
89	Consolidated Communications Holdings, Inc.	1
88	Hawaiian Telcom Holdco, Inc. (a)	3
125	IDT Corp.	1
219	Iridium Communications, Inc. (a)	3
358	Windstream Holdings, Inc.	1

		799

	Electric Utilities — 0.02%
220	Hawaiian Electric Industries, Inc.	8
206	PNM Resources, Inc.	9
162	Portland General Electric Co.	7
518	Spark Energy, Inc., Class – A	6

		30

	Electrical Equipment — 0.48%
4,428	Encore Wire Corp.	215
6,375	EnerSys	445
16,049	LSI Industries, Inc.	110
83	Regal-Beloit Corp.	6

		776

	Electronic Equipment, Instruments & Components — 5.78%
4,812	Anixter International, Inc. (a)	366
182	AVX Corp.	3
8,967	Belden, Inc.	692
115	Benchmark Electronics, Inc. (a)	3
1,064	Coherent, Inc. (a)	300
7,410	Control4 Corp. (a)	221
53	Dolby Laboratories, Inc., Class – A	3
73	ePlus, Inc. (a)	5
1,029	FARO Technologies, Inc. (a)	48
31,385	Flextronics International Ltd. (a)	565
22,962	II-VI, Inc. (a)	1,078
5,580	Insight Enterprises, Inc. (a)	214
1,916	IPG Photonics Corp. (a)	410
8,326	Itron, Inc. (a)	568

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components (continued)
18,511	Jabil Circuit, Inc.	$486
202	Kimball Electronics, Inc. (a)	4
5,407	Littelfuse, Inc.	1,070
74	Methode Electronics, Inc.	3
98	PC Connection, Inc.	3
57	Plexus Corp. (a)	3
5,926	Rogers Corp. (a)	960
91	Sanmina Corp. (a)	3
7,389	ScanSource, Inc. (a)	265
5,301	SYNNEX Corp.	721
34	Tech Data Corp. (a)	3
439	TTM Technologies, Inc. (a)	7
5,893	Universal Display Corp.	1,017
16,338	VeriFone Systems, Inc. (a)	289
207	Vishay Intertechnology, Inc.	4

		9,314

	Energy Equipment & Services — 0.43%
80	Diamond Offshore Drilling, Inc. (a)	1
2,755	Dril-Quip, Inc. (a)	131
150	Exterran Corp. (a)	5
103	PHI, Inc. (a)	1
42,036	Superior Energy Services, Inc. (a)	406
4,455	TechnipFMC PLC	139

		683

	Equity Real Estate Investment Trusts — 1.97%
26,581	Acadia Realty Trust	727
989	Ashford Hospitality Trust	7
431	CBL & Associates Properties, Inc.	2
529	Cedar Realty Trust, Inc.	3
893	Colony Northstar, Inc.	10
4,311	DiamondRock Hospitality Co.	49
6,755	EastGroup Properties, Inc.	597
27,379	Equity Commonwealth (a)	836
50,544	Investors Real Estate Trust	287
23,040	LaSalle Hotel Properties	647
388	Lexington Realty Trust	4
179	Pennsylvania Real Estate Investment Trust	2
37	PS Business Parks, Inc.	5
1,303	RAIT Financial Trust	—
311	RLJ Lodging Trust	7
329	Washington Prime Group, Inc.	2

		3,185

	Food & Staples Retailing — 0.55%
7,850	Casey’s General Stores, Inc.	878
57	Ingles Markets, Inc., Class – A	2
71	SpartanNash Co.	2
73	Village Super Market, Inc., Class – A	2

		884

	Food Products — 0.73%
26,918	Amplify Snack Brands, Inc. (a)	323
64	Cal-Maine Foods, Inc. (a)	3
6,799	Darling Ingredients, Inc. (a)	123
153	Dean Foods Co.	2
51	Fresh Del Monte Produce, Inc.	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products (continued)
4,780	J&J Snack Foods Corp.	$726
62	John B. Sanfilippo & Son, Inc.	4
39	Sanderson Farms, Inc.	5

		1,188

	Gas Utilities — 0.67%
91	Southwest Gas Corp.	7
22,835	UGI Corp.	1,072

		1,079

	Health Care Equipment & Supplies — 4.98%
2,396	Abiomed, Inc. (a)	449
6,550	Cantel Medical Corp.	674
13,537	Cardiovascular Systems, Inc. (a)	321
7,517	DexCom, Inc. (a)	431
4,328	Edwards Lifesciences Corp. (a)	488
106	Exactech, Inc. (a)	5
84	Halyard Health, Inc. (a)	4
24,800	Insulet Corp. (a)	1,712
12,685	Irhythm Technologies, Inc. (a)	711
6,650	Neogen Corp. (a)	547
2,550	Nevro Corp. (a)	176
13,878	Novocure Ltd. (a)	280
1,758	Penumbra, Inc. (a)	165
752	RTI Surgical, Inc. (a)	3
3,834	STERIS PLC	335
8,054	Tandem Diabetes Care, Inc.^ (a)	19
4,013	The Cooper Companies, Inc.	874
8,340	West Pharmaceutical Services, Inc.	823

		8,017

	Health Care Providers & Services — 1.63%
16,415	Acadia Healthcare Company, Inc. (a)	536
115	Aceto Corp.	1
70	Almost Family, Inc. (a)	4
21	Chemed Corp.	5
31,432	Diplomat Pharmacy, Inc. (a)	632
6,540	HealthEquity, Inc. (a)	305
72	HealthSouth Corp.	4
237	Kindred Healthcare, Inc.	2
63	LHC Group, Inc. (a)	4
44	LifePoint Hospitals, Inc. (a)	2
42	Magellan Health Services, Inc. (a)	4
56	Molina Heathcare, Inc. (a)	4
44	National Healthcare Corp.	3
8,705	Owens & Minor, Inc.	164
59	Providence Service Corp. (a)	4
253	Select Medical Holdings Corp. (a)	4
15,431	Teladoc, Inc. (a)	538
96	Tenet Healthcare Corp. (a)	1
133	The Ensign Group, Inc.	3
5,202	Tivity Health, Inc. (a)	190
9,417	Triple-S Management Corp., Class – A (a)	234
15	UnitedHealth Group, Inc.	3

		2,647

Shares	Security Description	Value (000)
	Health Care Technology — 0.80%
148	Inovalon Holdings, Inc., Class – A (a)	$2
6,510	Medidata Solutions, Inc. (a)	413
14,618	Omnicell, Inc. (a)	709
5,594	Vocera Communications, Inc. (a)	169

		1,293

	Hotels, Restaurants & Leisure — 1.38%
22,349	Arcos Dorados Holdings, Inc. (a)	231
162	Bloomin’ Brands, Inc.	3
462	Century Casinos, Inc. (a)	4
173	International Game Technology PLC	5
83	International Speedway Corp., Class – A	3
136	Marcus Corp.	4
321	Pinnacle Entertainment, Inc. (a)	11
8,533	Planet Fitness, Inc., Class – A (a)	295
60	Red Robin Gourmet Burgers, Inc. (a)	3
205	SeaWorld Entertainment, Inc. (a)	3
155	Speedway Motorsports, Inc.	3
7,863	Vail Resorts, Inc.	1,671

		2,236

	Household Durables — 0.54%
470	Beazer Homes USA, Inc. (a)	9
1,389	Cavco Industries, Inc. (a)	212
112	CSS Industries, Inc.	3
74	Flexsteel Industries, Inc.	3
3,515	iRobot Corp. (a)	270
191	Libbey, Inc.	1
203	Lifetime Brands, Inc.	3
196	Taylor Morrison Home Corp., Class – A (a)	5
7,791	Universal Electronics, Inc. (a)	369

		875

	Household Products — 0.00%
51	Central Garden & Pet Co. (a)	2
54	Central Garden & Pet Co., Class – A (a)	2
33	Oil-Dri Corporation of America	1

		5

	Independent Power & Renewable Electricity Producers — 0.00%
434	NRG Yield, Inc., Class – C	8

	Insurance — 2.87%
9,705	American Equity Investment Life Holding Co.	298
14,819	American Financial Group, Inc.	1,609
16,735	Argo Group International Holdings Ltd.	1,032
12,654	Aspen Insurance Holdings Ltd.	514
96	Assured Guaranty Ltd.	3
2,012	Everest Re Group Ltd.	445
8,159	Genworth Financial, Inc., Class – A (a)	25
219	Hallmark Financial Services, Inc. (a)	2
1,688	Hanover Insurance Group, Inc.	182
84	HCI Group, Inc.	3
198	Heritage Insurance Holdings, Inc.	4
195	Maiden Holdings Ltd.	1
12	National Western Life Group, Inc., Class – A	4
122	Universal Insurance Holdings, Inc.	3
3,697	Validus Holdings Ltd.	173
4,456	W.R. Berkley Corp.	319

		4,617

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet & Direct Marketing Retail — 0.20%
284	1-800-FLOWERS.COM, Inc., Class – A (a)	$3
11,511	Etsy, Inc. (a)	235
3,247	Stitch Fix, Inc., Class – A (a)	84

		322

	Internet Software & Services — 3.38%
16,871	2U, Inc. (a)	1,088
4,823	Akamai Technologies, Inc. (a)	314
7,505	Benefitfocus, Inc. (a)	203
280	Blucora, Inc. (a)	6
22,052	Box, Inc., Class – A (a)	466
43,985	Brightcove, Inc. (a)	312
7,154	Care.com, Inc. (a)	129
10,686	Coupa Software, Inc. (a)	334
433	DHI Group, Inc. (a)	1
27,366	Gogo, Inc.^ (a)	309
8,920	GrubHub, Inc. (a)	640
44	j2 Global, Inc.	3
187	Match Group, Inc.^ (a)	6
13,850	New Relic, Inc. (a)	800
21,006	Nutanix, Inc., Class – A (a)	741
4,988	Web.com Group, Inc. (a)	109

		5,461

	IT Services — 1.36%
1,010	Alliance Data Systems Corp.	256
86	Blackhawk Network Holdings, Inc. (a)	3
94	Booz Allen Hamilton Holding Corp.	4
31	CACI International, Inc., Class – A (a)	4
68	Cardtronics PLC (a)	1
60	Cass Information Systems, Inc.	3
110	Convergys Corp.	3
73	CoreLogic, Inc. (a)	3
70	CSG Systems International, Inc.	3
2,626	Euronet Worldwide, Inc. (a)	221
3,430	Global Payments, Inc.	344
10,502	Jack Henry & Associates, Inc.	1,228
59	Leidos Holdings, Inc.	4
75	ManTech International Corp., Class – A	4
136	Perficient, Inc. (a)	3
50	Science Applications International Corp.	4
95	Sykes Enterprises, Inc. (a)	3
106	TeleTech Holdings, Inc.	4
208	The Hackett Group, Inc.	3
220	Travelport Worldwide Ltd.	3
2,105	Virtusa Corp. (a)	93

		2,194

	Leisure Products — 0.51%
33,054	Callaway Golf Co.	461
378	JAKKS Pacific, Inc. (a)	1
147	Johnson Outdoors, Inc., Class – A	9
24,238	Vista Outdoor, Inc. (a)	353

		824

Shares	Security Description	Value (000)
	Life Sciences Tools & Services — 1.10%
34	Bio-Rad Laboratories, Inc., Class – A (a)	$8
156	Bruker Biosciences Corp.	5
7,771	Cambrex Corp. (a)	373
1,824	Illumina, Inc. (a)	399
124	INC Research Holdings, Inc., Class – A (a)	5
174	Luminex Corp.	3
67,470	NeoGenomics, Inc. (a)	599
24,935	Pacific Biosciences of California, Inc. (a)	66
113	PRA Health Sciences, Inc. (a)	10
9,721	Qiagen N.V. (a)	301

		1,769

	Machinery — 4.06%
13,025	Actuant Corp., Class – A	330
102	AGCO Corp.	7
91	American Railcar Industries	4
168	Briggs & Stratton Corp.	4
13,997	Chart Industries, Inc. (a)	656
303	Columbus McKinnon Corp.	12
17,116	Energy Recovery, Inc. (a)	150
257	Freightcar America, Inc.	4
127	Global Brass & Copper Holdings, Inc.	4
60	Hyster-Yale Materials Handling, Inc., Class – A	5
8,573	IDEX Corp.	1,131
10,498	ITT, Inc.	560
5,840	Kadant, Inc.	586
9,710	Kornit Digital Ltd. (a)	157
7,329	Lincoln Electric Holdings, Inc.	671
22,112	Meritor, Inc. (a)	519
232	Miller Industries, Inc.	6
6,333	Navistar International Corp. (a)	272
100	Oshkosh Corp.	9
4,843	Proto Labs, Inc. (a)	499
3,762	Terex Corp.	181
155	The Greenbrier Companies, Inc.	8
155	The Timken Co.	8
13,368	TriMas Corp. (a)	358
235	Trinity Industries, Inc.	9
323	Wabash National Corp.	7
1,407	WABCO Holdings, Inc. (a)	202
2,215	Woodward, Inc.	170

		6,529

	Marine — 0.16%
311	Costamare, Inc.	2
3,954	Kirby Corp. (a)	264

		266

	Media — 0.60%
82	AMC Entertainment Holdings, Inc., Class – A	1
97	Discovery Communications, Inc., Class – A (a)	2
179	Entercom Communications Corp.	2
179	Gannett, Inc. Com	2
94,470	Global Eagle Entertainment, Inc. (a)	217
12,813	IMAX Corp. (a)	297
13,877	Lions Gate Entertainment Corp., Class – B (a)	441
317	Salem Communications Corp., Class – A	1
80	Sinclair Broadcast Group, Inc., Class – A	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
153	Time, Inc.	$3
51	Viacom, Inc., Class – A	2

		971

	Metals & Mining — 2.55%
8,149	Agnico-Eagle Mines Ltd.	376
47,300	Allegheny Technologies, Inc. (a)	1,142
17,622	Carpenter Technology Corp.	899
44,437	Coeur d’Alene Mines Corp. (a)	333
232	Commercial Metals Co.	5
66,120	Ferroglobe PLC (a)	1,072
61,874	Ferroglobe R&W Insurance Trust Co.* (a)	—
3,715	Steel Dynamics, Inc.	160
5,435	Warrior Met Coal, Inc.	137

		4,124

	Mortgage Real Estate Investment Trusts — 0.46%
373	AG Mortgage Investment Trust, Inc.	7
564	Annaly Capital Management, Inc.	7
1,149	Anworth Mortgage Asset Corp.	6
125	Apollo Commercial Real Estate Finance, Inc.	2
371	Ares Commercial Real Estate Corp.	5
466	Capstead Mortgage Corp.	4
343	Chimera Investment Corp.	6
483	CYS Investments, Inc.	4
694	Dynex Capital, Inc.	5
387	Invesco Mortgage Capital, Inc.	7
347	MTGE Investment Corp.	6
412	New Residential Investment Corp.	7
45,287	Redwood Trust, Inc.	672
576	Western Asset Mortgage Capital Corp.	6

		744

	Multiline Retail — 0.08%
2,328	Big Lots, Inc.	130
44	Dillard’s, Inc., Class – A	3

		133

	Multi-Utilities — 0.33%
161	Avista Corp.	8
8,513	Black Hills Corp.	512
161	Unitil Corp.	7

		527

	Oil, Gas & Consumable Fuels — 2.37%
45	Andeavor	5
288	Ardmore Shipping Corp. (a)	2
43,185	Carrizo Oil & Gas, Inc. (a)	919
364	Delek US Holdings, Inc.	13
428	DHT Holdings, Inc.	2
290	Dorian LPG Ltd. (a)	2
19,461	Energen Corp. (a)	1,121
12,599	Euronav N.V.	117
22,086	GasLog Ltd.	492
376	Gener8 Maritime, Inc. (a)	2
5,475	Golar LNG Ltd.	163
59	International Seaways, Inc. (a)	1
10,482	Matador Resources Co. (a)	326

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
9,209	Murphy Oil Corp.	$286
11,664	Navigator Holdings Ltd.^ (a)	115
1,356	Navios Maritime Acquisition Co.	2
180	Overseas Shipholding Group, Inc. (a)	—
34	REX American Resources Corp. (a)	3
456	Scorpio Tankers, Inc.	1
11,503	SM Energy Co.	254
672	Teekay Tankers Ltd.	1

		3,827

	Paper & Forest Products — 0.14%
103	Domtar Corp.	5
8,133	Louisiana-Pacific Corp. (a)	214
171	P.H. Glatfelter Co.	4
95	Schweitzer-Mauduit International, Inc.	4

		227

	Personal Products — 0.00%
24	Nu Skin Enterprises, Inc., Class – A	2

	Pharmaceuticals — 0.89%
7,439	Catalent, Inc. (a)	306
8,932	Corcept Therapeutics, Inc. (a)	161
16,075	Impax Laboratories, Inc. (a)	268
9,852	Intersect ENT, Inc. (a)	319
4,002	Nektar Therapeutics (a)	239
240	Phibro Animal Health Corp., Class – A	8
68	Prestige Brands Holdings, Inc. (a)	3
109	The Medicines Co. (a)	3
3,403	Zogenix, Inc. (a)	136

		1,443

	Professional Services — 0.22%
243	CBIZ, Inc. (a)	3
131	Kelly Services, Inc., Class – A	4
146	Kforce, Inc.	4
8,113	Korn Ferry International	335
129	TrueBlue, Inc. (a)	4

		350

	Real Estate Management & Development — 0.29%
17,160	Alexander & Baldwin, Inc.	476

	Road & Rail — 0.37%
202	ArcBest Corp.	7
5,270	Avis Budget Group, Inc. (a)	231
129	Covenant Transportation Group, Inc., Class – A (a)	4
7,831	Knight-Swift Transportation Holdings, Inc.	343
158	P.A.M. Transportation Services, Inc. (a)	5

		590

	Semiconductors & Semiconductor Equipment — 6.11%
663	Amkor Technology, Inc. (a)	7
2,144	Cavium, Inc. (a)	180
7,337	CEVA, Inc. (a)	339
89	Cirrus Logic, Inc. (a)	5
313	Cohu, Inc.	7
10,764	Cree, Inc. (a)	400
62,989	Cypress Semiconductor Corp.	960
168	Diodes, Inc. (a)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
245	Entegris, Inc.	$7
66	First Solar, Inc. (a)	4
12,737	FormFactor, Inc. (a)	199
13,936	Integrated Device Technology, Inc. (a)	414
326	IXYS Corp. (a)	8
16,917	MA-COM Technology Solutions Holdings, Inc. (a)	550
8,001	Maxim Integrated Products, Inc.	418
8,950	Microsemi Corp. (a)	462
7,029	MKS Instruments, Inc.	664
12,635	Monolithic Power Systems, Inc.	1,420
19,247	ON Semiconductor Corp. (a)	403
343	Photronics, Inc. (a)	3
12,911	Qorvo, Inc. (a)	860
112,138	QuickLogic Corp. (a)	195
11,620	Semtech Corp. (a)	397
2,313	Silicon Laboratories, Inc. (a)	204
7,811	Skyworks Solutions, Inc.	742
6,012	SolarEdge Technologies, Inc. (a)	225
64	Synaptics, Inc. (a)	3
662	Ultra Clean Holdings, Inc. (a)	15
27,655	Veeco Instruments, Inc. (a)	411
14,587	Xperi Corp.	356

		9,863

	Software — 5.05%
6,539	Barracuda Networks, Inc. (a)	180
8,850	Blackline, Inc. (a)	290
11,080	CommVault Systems, Inc. (a)	582
6,020	Digimarc Corp.^ (a)	218
54	Ebix, Inc.	4
1,452	Electronic Arts, Inc. (a)	153
3,766	Ellie Mae, Inc. (a)	337
4,950	Fair Isaac Corp.	758
7,838	Guidewire Software, Inc. (a)	582
8,737	HubSpot, Inc. (a)	772
11,970	Materialise N.V., ADR (a)	152
30,567	Nuance Communications, Inc. (a)	500
3,572	Paycom Software, Inc. (a)	287
4,825	Proofpoint, Inc. (a)	429
11,822	PTC, Inc. (a)	718
4,252	Rapid7, Inc. (a)	79
8,516	RingCentral, Inc., Class – A (a)	412
1,080	Silver Spring Networks, Inc. (a)	18
60,982	TiVo Corp.	951
3,939	Tyler Technologies, Inc. (a)	697

		8,119

	Specialty Retail — 1.04%
368	Ascena Retail Group, Inc. (a)	1
317	Big 5 Sporting Goods Corp.^	2
196	Express, Inc. (a)	2
99	GameStop Corp., Class – A	2
51	Group 1 Automotive, Inc.	4
6,464	MarineMax, Inc. (a)	122
11,808	Monro Muffler Brake, Inc.	672

Shares	Security Description	Value (000)
	Specialty Retail (continued)
81	Penske Automotive Group, Inc.	$4
213	Rent-A-Center, Inc.	2
152	Sonic Automotive, Inc., Class – A	3
347	Stein Mart, Inc.^	—
19,447	Tailored Brands, Inc.	425
2,914	The Children’s Place Retail Stores, Inc.	424
623	Tilly’s, Inc., Class – A	9

		1,672

	Technology Hardware, Storage & Peripherals — 0.26%
13,496	Diebold, Inc.	220
12,410	Pure Storage, Inc., Class – A (a)	197

		417

	Textiles, Apparel & Luxury Goods — 1.16%
9,407	Columbia Sportswear Co.	676
7,575	G-III Apparel Group Ltd. (a)	279
140	Movado Group, Inc.	5
2,384	Oxford Industries, Inc.	179
23,191	Wolverine World Wide, Inc.	740

		1,879

	Thrifts & Mortgage Finance — 0.05%
84	Federal Agricultural Mortgage Corp., Class – C	7
68	First Defiance Financial Corp.	4
129	HomeStreet, Inc. (a)	4
495	MGIC Investment Corp. (a)	6
203	PennyMac Financial Services, Inc. (a)	5
222	Radian Group, Inc.	5
405	TrustCo Bank Corp. NY	4
130	Walker & Dunlop, Inc. (a)	6
897	WSFS Financial Corp.	42

		83

	Tobacco — 0.15%
4,602	Universal Corp.	242

	Trading Companies & Distributors — 1.39%
170	Air Lease Corp.	8
171	Aircastle Ltd.	4
11,867	Beacon Roofing Supply, Inc. (a)	757
17,597	BMC Stock Holdings, Inc. (a)	445
7,166	DXP Enterprises, Inc. (a)	212
106	GATX Corp.	7
11,988	MRC Global, Inc. (a)	203
2,326	SiteOne Landscape Supply, Inc. (a)	178
103	Veritiv Corp. (a)	3
2,525	Watsco, Inc.	429
77	WESCO International, Inc. (a)	5

		2,251

	Transportation Infrastructure — 0.41%
10,418	Macquarie Infrastructure Corp.	669

	Wireless Telecommunication Services — 0.22%
15,861	Boingo Wireless, Inc. (a)	356
99	Spok Holdings, Inc.	2

		358

	Total Common Stocks	143,546

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Contingent Right — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.* (a)(b)	$—

	Total Contingent Right	—

Principal Amount (000)
	Time Deposit — 2.64%
$4,265	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.39%, 1/2/18	4,265

	Total Time Deposit	4,265

Shares
	Mutual Funds — 9.21%
437,004	Federated Treasury Obligations Fund, Institutional Shares, 1.13%^^ (c)	437
176,509	State Street Institutional Liquid Reserves Fund, 1.04% (c)	177
14,247,150	State Street Institutional Treasury Plus Money Market Fund, 1.15% (c)	14,247

	Total Mutual Funds	14,861

Principal Amount (000)
	Repurchase Agreement — 0.25%
$407	Jefferies LLC, 1.50%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $406,667 collateralized by U.S. Treasury Obligations, 1.44% – 2.84%, 5/15/18 – 2/15/47 fair value $414,731)^^	407

	Total Repurchase Agreement	407

	Total Investments (cost $118,145) — 101.04%	163,079
	Liabilities in excess of other assets — (1.04)%	(1,672)

	Net Assets — 100.00%	$161,407

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017, was $807 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2017.

(a)	Represents non-income producing security.

(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(c)	The rate disclosed is the rate in effect on December 31, 2017.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Frontier Capital Management Company, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	RMB Capital Management, LLC	HC Capital Solutions	Total
Common Stocks	14.32%	33.82%	0.83%	—	5.18%	34.79%	—	88.94%
Contingent Right	0.00%	—	—	—	—	—	—	0.00%
Time Deposit	—	0.79%	—	—	0.19%	1.66%	—	2.64%
Mutual Funds	0.11%	0.20%	0.04%	6.36%	—	0.06%	2.44%	9.21%
Repurchase Agreement	—	0.18%	0.00%	—	—	0.07%	—	0.25%
Other Assets (Liabilities)	-0.08%	-0.41%	-0.01%	-0.54%	0.00%	0.00%	0.00%	-1.04%

Total Net Assets	14.35%	34.58%	0.86%	5.82%	5.37%	36.58%	2.44%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	123	3/16/18	$9,428	$9,450	$22

			$9,428	$9,450	$22

	Total Unrealized Appreciation				$22
	Total Unrealized Depreciation				—

	Total Net Unrealized Appreciation/(Depreciation)				$22

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 86.51%
	Equity Real Estate Investment Trusts — 78.95%
20,732	Acadia Realty Trust	$567
15,790	Agree Realty Corp.	812
42,361	Alexandria Real Estate Equities, Inc.	5,532
30,944	American Tower Corp.	4,415
76,275	Apartment Investment & Management Co., Class – A	3,334
36,593	AvalonBay Communities, Inc.	6,528
35,780	Boston Properties, Inc.	4,652
91,162	Brandywine Realty Trust	1,658
18,954	Coresite Realty Corp.	2,159
90,527	Corporate Office Properties Trust	2,643
82,849	Douglas Emmett, Inc.	3,402
80,498	Empire State Realty Trust, Inc., Class – A	1,653
7,120	Equinix, Inc.	3,227
30,844	Equity Lifestyle Properties, Inc.	2,746
11,906	Essex Property Trust, Inc.	2,874
34,064	Extra Space Storage, Inc.	2,979
97,953	GGP, Inc.	2,291
151,981	HCP, Inc.	3,964
45,141	Healthcare Trust of America, Inc., Class – A	1,356
140,158	Invitation Homes, Inc.	3,304
31,864	JBG Smith Properties	1,107
56,067	LaSalle Hotel Properties	1,574
28,783	MGM Growth Properties LLC, Class – A	839
94,755	Prologis, Inc.	6,113
12,040	PS Business Parks, Inc.	1,506
28,543	Public Storage	5,965
67,460	Regency Centers Corp.	4,667
108,016	Rexford Industrial Realty, Inc.	3,150
52,222	Simon Property Group, Inc.	8,968
25,913	Sun Communities, Inc.	2,404
12,993	Taubman Centers, Inc.	850
13,556	The Macerich Co.	890
14,180	Universal Health Realty Income Trust	1,065

		99,194

Shares	Security Description	Value (000)
	Health Care Providers & Services — 0.73%
95,129	Brookdale Senior Living, Inc. (a)	$923

	Hotels, Restaurants & Leisure — 6.01%
65,956	Extended Stay America, Inc.	1,253
35,452	Hilton Worldwide Holdings, Inc.	2,831
19,957	Hyatt Hotels Corp., Class – A (a)	1,468
9,416	Vail Resorts, Inc.	2,001

		7,553

	Real Estate Management & Development — 0.82%
59,042	Kennedy-Wilson Holdings, Inc.	1,024

	Total Common Stocks	108,694

	Mutual Funds — 14.00%
1,020,966	DWS Government Cash Money Market Fund, 1.20% (b)	1,021
16,568,333	State Street Institutional Treasury Plus Money Market Fund, 1.15% (b)	16,568

	Total Mutual Funds	17,589

	Total Investments (cost $107,248) — 100.51%	126,283
	Liabilities in excess of other assets — (0.51)%	(644)

	Net Assets — 100.00%	$125,639

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2017.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	86.51%	—	86.51%
Mutual Funds	7.65%	0.81%	5.54%	14.00%
Other Assets (Liabilities)	-0.68%	0.16%	0.01%	-0.51%

Total Net Assets	6.97%	87.48%	5.55%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Dow Jones U.S. Real Estate Index Future	286	3/16/18	$9,178	$9,192	$14

			$9,178	$9,192	$14

	Total Unrealized Appreciation				$14
	Total Unrealized Depreciation				—

	Total Net Unrealized Appreciation/(Depreciation)				$14

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.25%
	Australia — 3.21%
274,615	Alumina Ltd. (Metals & Mining)	$517
121,932	Amcor Ltd. (Containers & Packaging)	1,461
328,995	BHP Billiton Ltd. (Metals & Mining)	7,556
141,644	BlueScope Steel Ltd. (Metals & Mining)	1,687
120,998	Boral Ltd. (Construction Materials)	732
29,130	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	772
474,054	Fortescue Metals Group Ltd. (Metals & Mining)	1,794
189,276	Incitec Pivot Ltd. (Chemicals)	573
191,018	Newcrest Mining Ltd. (Metals & Mining)	3,400
42,062	Orica Ltd. (Chemicals)	592
191,182	Origin Energy Ltd. (Oil, Gas & Consumable Fuels) (a)	1,400
44,660	Rio Tinto Ltd. (Metals & Mining)	2,625
178,448	Santos Ltd. (Oil, Gas & Consumable Fuels) (a)	755
583,052	South32 Ltd. (Metals & Mining)	1,580
287,878	Western Areas Ltd. (Metals & Mining)	723
79,473	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	2,044

		28,211

	Austria — 0.21%
16,449	OMV AG (Oil, Gas & Consumable Fuels)	1,042
12,757	Voestalpine AG (Metals & Mining)	762

		1,804

	Belgium — 0.24%
8,116	Solvay SA (Chemicals)	1,129
21,360	Umicore SA	1,011

		2,140

	Bermuda — 0.08%
360,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	375
183,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	292

		667

	Brazil — 1.13%
70,000	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining) (a)	177
13,613	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	170
20,577	Duratex SA (Paper & Forest Products)	57
28,000	Fibria Celulose SA (Paper & Forest Products)	404
312,012	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	1,591
45,300	Suzano Papel e Celulose SA (Paper & Forest Products)	255
40,403	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	914
197,978	Vale SA, ADR (Metals & Mining)	2,421
324,876	Vale SA (Metals & Mining)	3,945

		9,934

	Canada — 8.14%
62,576	Agnico-Eagle Mines Ltd. (Metals & Mining)	2,890
13,787	Agrium, Inc. (Chemicals)	1,586
18,300	AltaGas Ltd. (Oil, Gas & Consumable Fuels)^	417
39,300	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	461

Shares	Security Description	Value (000)
	Canada (continued)
146,330	Barrick Gold Corp., ADR (Metals & Mining)	$2,117
172,333	Barrick Gold Corp. (Metals & Mining)	2,493
44,200	Cameco Corp. (Oil, Gas & Consumable Fuels)^	408
176,239	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	6,299
15,500	CCL Industries, Inc., Class B (Containers & Packaging)	716
90,914	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	830
60,400	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	460
80,404	Eldorado Gold Corp. (Metals & Mining)	116
93,311	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,650
72,203	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,824
214,203	Encana Corp. (Oil, Gas & Consumable Fuels)	2,858
193,163	First Quantum Minerals Ltd. (Metals & Mining)	2,707
18,640	Franco-Nevada Corp. (Metals & Mining)	1,490
89,800	Goldcorp, Inc. (Metals & Mining)	1,145
39,275	Husky Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	555
32,360	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	1,010
40,100	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	831
6,970	International Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	30
115,564	Ivanhoe Mines Ltd. (Metals & Mining) (a)	390
20,500	Keyera Corp. (Oil, Gas & Consumable Fuels)	578
625,401	Kinross Gold Corp. (Metals & Mining) (a)	2,697
358,353	Lucara Diamond Corp. (Metals & Mining)	801
10,100	Methanex Corp. (Chemicals)	612
50,871	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	1,842
18,400	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)^	220
88,346	Potash Corporation of Saskatchewan, Inc. (Chemicals)	1,812
23,000	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	587
26,900	Seven Generations Energy (Oil, Gas & Consumable Fuels) (a)	381
348,435	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	12,794
59,697	Teck Cominco Ltd., Class B (Metals & Mining)	1,561
23,600	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels) (a)	428
158,215	TransCanada Corp. (Oil, Gas & Consumable Fuels)	7,701
112,906	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	385
137,748	Uranium Participation Corp. (Capital Markets) (a)(b)	464
13,000	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)^	473
7,400	West Fraser Timber Co. Ltd. (Paper & Forest Products)	457
48,151	Wheaton Precious Metals Corp. (Metals & Mining)	1,065
106,300	Yamana Gold, Inc. (Metals & Mining)	332

		71,473

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile — 0.15%
140,232	Empresas CMPC SA (Paper & Forest Products)	$477
50,814	Empresas Copec SA (Oil, Gas & Consumable Fuels)	803

		1,280

	China — 1.30%
442,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	315
138,700	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	651
229,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	103
324,000	China National Building Material Co. Ltd., H Shares (Construction Materials)^	289
203,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	197
2,673,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,958
379,800	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	981
3,078,340	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,419
140,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	222
2,212,729	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	1,539
392,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	223
208,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels)	243
643,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	243

		11,383

	Colombia — 0.10%
51,680	Cementos Argos SA (Construction Materials)	200
551,082	Ecopetrol SA (Oil, Gas & Consumable Fuels)	408
32,582	Grupo Argos SA (Construction Materials)	228

		836

	Curaçao — 1.29%
168,521	Schlumberger Ltd. (Energy Equipment & Services)	11,357

	Denmark — 0.28%
11,094	Christian Hansen Holding A/S (Chemicals)	1,041
25,258	Novozymes A/S, B Shares (Chemicals)	1,442

		2,483

	Finland — 0.41%
14,319	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	916
61,803	Stora Enso Oyj, R Shares (Paper & Forest Products)	979
56,193	UPM-Kymmene Oyj (Paper & Forest Products)	1,745

		3,640

	France — 2.87%
43,809	Air Liquide SA (Chemicals)	5,507
7,620	Arkema SA (Chemicals)	928
4,017	Imerys SA (Construction Materials)	378
332,606	Total SA (Oil, Gas & Consumable Fuels)^	18,358

		25,171

Shares	Security Description	Value (000)
	Germany — 2.43%
94,086	BASF SE (Chemicals)	$10,313
7,951	Covestro AG (Chemicals)	819
18,297	Evonik Industries AG (Chemicals)	687
15,668	HeidelbergCement AG (Construction Materials)	1,689
21,472	K+S AG – Registered (Chemicals)	533
10,268	Lanxess AG (Chemicals)	814
19,026	Linde AG (Chemicals)	4,123
13,835	Symrise AG (Chemicals)	1,186
40,287	ThyssenKrupp AG (Metals & Mining)	1,162

		21,326

	Greece — 0.01%
3,504	Titan Cement Co. SA (Construction Materials)	96

	Hungary — 0.04%
32,032	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	372

	India — 0.69%
135,608	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (c)	3,850
34,160	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	389
88,787	Vedanta Ltd., ADR (Metals & Mining)	1,850

		6,089

	Indonesia — 0.14%
1,607,600	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	220
165,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	267
332,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	243
187,500	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	489

		1,219

	Ireland (Republic of) — 0.36%
87,357	CRH PLC (Construction Materials)	3,144

	Israel — 0.07%
4,298	Frutarom Industries Ltd. (Chemicals)	404
57,266	Israel Chemicals Ltd. (Chemicals)	232

		636

	Italy — 0.96%
413,267	Eni SpA (Oil, Gas & Consumable Fuels)	6,838
67,749	Saipem SpA (Energy Equipment & Services) (a)	309
267,187	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,308

		8,455

	Japan — 3.61%
16,700	Air Water, Inc. (Chemicals)	352
134,000	Asahi Kasei Corp. (Chemicals)	1,725
31,400	Daicel Corp. (Chemicals)	356
11,700	Hitachi Chemical Co. Ltd. (Chemicals)	300
24,100	Hitachi Metals Ltd. (Metals & Mining)	345
9,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	393
103,700	INPEX Corp. (Oil, Gas & Consumable Fuels)	1,291

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan — (continued)
57,200	JFE Holdings, Inc. (Metals & Mining)	$1,367
21,600	JSR Corp. (Chemicals)	424
315,494	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,027
31,000	Kaneka Corp. (Chemicals)	283
24,500	Kansai Paint Co. Ltd. (Chemicals)	636
34,700	Kobe Steel Ltd. (Metals & Mining)	320
39,800	Kuraray Co. Ltd. (Chemicals)	749
6,300	Maruichi Steel Tube Ltd. (Metals & Mining)	184
148,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,625
20,300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	581
12,500	Mitsubishi Materials Corp. (Metals & Mining)	444
20,600	Mitsui Chemicals, Inc. (Chemicals)	661
18,300	Nippon Paint Holdings Co. Ltd. (Chemicals)^	578
178,400	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	4,559
13,800	Nissan Chemical Industries Ltd. (Chemicals)	550
17,400	Nitto Denko Corp. (Chemicals)	1,539
91,000	Oji Paper Co. Ltd. (Paper & Forest Products)	604
39,915	Shin-Etsu Chemical Co. Ltd. (Chemicals)	4,045
21,000	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	284
176,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,260
27,500	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,258
13,600	Taiheiyo Cement Corp. (Construction Materials)	586
11,500	Taiyo Nippon Sanso Corp. (Chemicals)	160
21,000	Teijin Ltd. (Chemicals)	467
155,000	Toray Industries, Inc. (Chemicals)	1,459
18,300	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	294

		31,706

	Jersey — 1.59%
2,421,817	Glencore International PLC (Metals & Mining)	12,674
28,976	Petrofac Ltd. (Energy Equipment & Services)	199
10,511	Randgold Resources Ltd. (Metals & Mining)	1,043

		13,916

	Luxembourg — 0.91%
21,080	Aperam (Metals & Mining)	1,083
157,293	ArcelorMittal (Metals & Mining) (a)	5,102
114,190	Tenaris SA (Energy Equipment & Services)	1,812

		7,997

	Malaysia — 0.09%
31,600	Lafarge Malayan Cement Berhad (Construction Materials) (a)	48
269,200	Petronas Chemicals Group Berhad (Chemicals)	513
22,200	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	133
544,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	95

		789

Shares	Security Description	Value (000)
	Mexico — 0.35%
1,535,741	CEMEX SAB de CV (Construction Materials) (a)	$1,149
401,534	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,326
15,609	Industrias Penoles SAB de CV (Metals & Mining)	326
119,820	Mexichem SAB de CV (Chemicals)	297

		3,098

	Netherlands — 1.03%
26,070	Akzo Nobel N.V. (Chemicals)	2,287
4,889	Core Laboratories N.V. (Energy Equipment & Services)	536
19,869	Koninklijke DSM N.V. (Chemicals)	1,898
7,853	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	344
36,228	LyondellBasell Industries N.V., Class – A (Chemicals)	3,996

		9,061

	New Zealand — 0.05%
77,688	Fletcher Building Ltd. (Construction Materials)	418

	Norway — 0.70%
361,068	Norsk Hydro ASA (Metals & Mining)	2,738
117,651	Statoil ASA (Oil, Gas & Consumable Fuels)	2,520
19,923	Yara International ASA (Chemicals)	915

		6,173

	Papua New Guinea — 0.11%
153,063	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	927

	Peru — 0.03%
21,300	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	300

	Poland — 0.28%
3,383	Grupa Azoty SA (Chemicals)	68
15,267	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	253
5,927	Jastrzebska Spolka Weglowa SA (Metals & Mining) (a)	164
15,706	KGHM Polska Miedz SA (Metals & Mining)	500
35,828	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	1,089
197,692	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	357
43,774	Synthos SA (Chemicals)	61

		2,492

	Portugal — 0.45%
214,525	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	3,941

	Qatar — 0.02%
30,321	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	134

	Russia — 1.75%
289,200	ALROSA AO (Metals & Mining)	376
617,087	Gazprom OAO – Sponsored ADR (Oil, Gas & Consumable Fuels)	2,713
78,609	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	4,478
121,418	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	2,296

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
8,876	Novatek OAO, GDR (Oil, Gas & Consumable Fuels)	$1,067
9,932	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,194
10,897	Phosagro OAO, GDR (Chemicals)	167
132,013	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	657
23,380	Severstal, Registered Shares, GDR (Metals & Mining)	358
161,639	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	761
25,684	Tatneft PJSC, ADR (Oil, Gas & Consumable Fuels)	1,265

		15,332

	South Africa — 0.51%
6,051	Anglo Platinum Ltd. (Metals & Mining) (a)	173
45,789	AngloGold Ashanti Ltd. (Metals & Mining)	480
23,659	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	312
92,164	Gold Fields Ltd. (Metals & Mining)	401
70,067	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	184
13,273	Mondi Ltd. (Paper & Forest Products)	344
60,742	Sappi Ltd. (Paper & Forest Products)	441
58,293	Sasol Ltd. (Chemicals)	2,022
82,919	Sibanye Gold Ltd. (Metals & Mining)	106

		4,463

	South Korea — 1.15%
5,708	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	331
12,018	Hanwha Chemical Corp. (Chemicals)	355
1,730	Honam Petrochemical Corp. (Chemicals)	594
2,364	Hyosung Corp. (Chemicals)	308
8,982	Hyundai Steel Co. (Metals & Mining)	492
3,365	Korea Zinc Co. (Metals & Mining)	1,550
2,051	Kumho Petro Chemical Co. Ltd. (Chemicals)	190
5,080	LG Chem Ltd. (Chemicals)	1,922
1,265	OCI Co. Ltd. (Chemicals)	161
7,344	POSCO (Metals & Mining)	2,285
7,057	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,347
5,030	S-Oil Corp. (Oil, Gas & Consumable Fuels)	549

		10,084

	Spain — 0.23%
115,220	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,034

	Sweden — 0.53%
30,684	Boliden AB (Metals & Mining)	1,050
158,928	Lundin Petroleum AB (Oil, Gas & Consumable Fuels) (a)	3,639

		4,689

	Switzerland — 1.40%
918	EMS-Chemie Holding AG – Registered (Chemicals)	613
972	Givaudan SA (Chemicals)	2,246
47,923	LafargeHolcim Ltd., Registered Shares (Construction Materials)	2,700

Shares	Security Description	Value (000)
	Switzerland (continued)
235	Sika AG (Chemicals)	$1,865
9,484	Syngenta AG, Registered Shares (Chemicals)	4,398
104,200	Weatherford International PLC (Energy Equipment & Services) (a)	435

		12,257

	Taiwan — 0.72%
264,082	Asia Cement Corp. (Construction Materials)	250
1,293,376	China Steel Corp. (Metals & Mining)	1,075
353,000	Formosa Chemicals & Fibre Corp. (Chemicals)	1,218
128,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	495
435,160	Formosa Plastics Corp. (Chemicals)	1,441
501,010	Nan Ya Plastics Corp. (Chemicals)	1,310
373,000	Taiwan Cement Corp. (Construction Materials)	456
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	86

		6,331

	Thailand — 0.52%
139,000	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	83
125,000	Energy Absolute Public Co. Ltd. (Oil, Gas & Consumable Fuels)	201
94,900	Indorama Ventures PCL (Chemicals)	155
1,622,100	IRPC PCL – Foreign (Oil, Gas & Consumable Fuels)	351
251,055	PTT Chemical Public Co. Ltd. (Chemicals)	654
178,504	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	547
115,500	PTT PCL (Oil, Gas & Consumable Fuels)	1,558
45,800	Siam Cement PCL (Construction Materials)	688
91,500	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	291

		4,528

	Turkey — 0.11%
157,059	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	415
49,620	Petkim Petrokimya Holding A/S (Chemicals)	102
13,985	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	448

		965

	United Kingdom — 11.43%
333,803	Anglo American PLC (Metals & Mining)	6,941
44,239	Antofagasta PLC (Metals & Mining)	597
725,647	BHP Billiton PLC (Metals & Mining)	14,670
2,662,695	BP PLC (Oil, Gas & Consumable Fuels)	18,676
14,724	Croda International PLC (Chemicals)	878
24,801	Fresnillo PLC (Metals & Mining)	476
21,712	Johnson Matthey PLC (Chemicals)	899
70,980	Kazakhmys PLC (Metals & Mining) (a)	853
41,199	Mondi PLC (Paper & Forest Products)	1,071
287,057	Rio Tinto PLC (Metals & Mining)	15,056
773,500	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	25,816
381,983	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	12,860

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
24,010	TechnipFMC PLC (Energy Equipment & Services)	$745
24,600	TechnipFMC PLC (Energy Equipment & Services)	770

		100,308

	United States — 28.57%
21,660	Air Products & Chemicals, Inc. (Chemicals)	3,554
12,278	Albemarle Corp. (Chemicals)	1,570
34,835	Alcoa Corp. (Metals & Mining) (a)	1,877
56,400	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,025
29,518	Andeavor (Oil, Gas & Consumable Fuels)	3,375
17,200	Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	327
39,800	Apache Corp. (Oil, Gas & Consumable Fuels)	1,680
7,000	Ashland Global Holdings, Inc. (Chemicals)	498
10,000	Avery Dennison Corp. (Containers & Packaging)	1,149
24,100	Axalta Coating Systems Ltd. (Chemicals) (a)	780
70,473	Baker Hughes, Inc. (Energy Equipment & Services)	2,230
34,962	Ball Corp. (Containers & Packaging)	1,323
105,343	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,013
15,200	Celanese Corp., Series A (Chemicals)	1,628
22,887	Centennial Resources Development (Oil, Gas & Consumable Fuels) (a)	453
25,525	CF Industries Holdings, Inc. (Chemicals)	1,086
21,560	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	1,161
185,064	Chevron Corp. (Oil, Gas & Consumable Fuels)	23,168
20,838	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,542
27,707	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	4,162
126,371	ConocoPhillips (Oil, Gas & Consumable Fuels)	6,937
10,438	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	553
15,700	Crown Holdings, Inc. (Containers & Packaging) (a)	883
89,552	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	3,707
33,089	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	4,177
230,309	DowDuPont, Inc. (Chemicals)	16,402
15,556	Eastman Chemical Co. (Chemicals)	1,441
26,936	Ecolab, Inc. (Chemicals)	3,614
97,709	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	10,544
34,657	EQT Corp. (Oil, Gas & Consumable Fuels)	1,973
290,761	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	24,318
14,962	FMC Corp. (Chemicals)	1,416
132,817	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining) (a)	2,517
155,542	Halliburton Co. (Energy Equipment & Services)	7,601

Shares	Security Description	Value (000)
	United States (continued)
11,800	Helmerich & Payne, Inc. (Energy Equipment & Services)	$763
53,441	Hess Corp. (Oil, Gas & Consumable Fuels)	2,537
18,772	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	962
8,700	International Flavors & Fragrances, Inc. (Chemicals)	1,328
41,100	International Paper Co. (Containers & Packaging)	2,381
35,052	Jagged Peak Energy, Inc. (a)	554
330,237	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,967
88,834	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,504
86,146	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,684
6,228	Martin Marietta Materials, Inc. (Construction Materials)	1,377
44,826	Monsanto Co. (Chemicals)	5,235
18,300	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	568
39,558	National Oilwell Varco, Inc. (Energy Equipment & Services)	1,425
23,553	NCS Multistage Holdings, Inc. (a)	347
81,855	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	2,581
55,875	Newmont Mining Corp. (Metals & Mining)	2,096
118,418	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	3,451
33,500	Nucor Corp. (Metals & Mining)	2,130
162,295	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,955
53,383	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	2,853
10,300	Packaging Corporation of America (Containers & Packaging)	1,242
17,100	Parsley Energy, Inc., Class — A (Oil, Gas & Consumable Fuels) (a)	503
82,028	Phillips 66 (Oil, Gas & Consumable Fuels)	8,297
19,590	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,386
50,908	Plains GP Holdings LP, Class A (Oil, Gas & Consumable Fuels)	1,117
28,122	PPG Industries, Inc. (Chemicals)	3,285
29,150	Praxair, Inc. (Chemicals)	4,509
23,229	ProPetro Holding Corp. (a)	468
20,729	Range Resources Corp. (Oil, Gas & Consumable Fuels)	354
15,474	Reliance Steel & Aluminum Co. (Metals & Mining)	1,328
19,070	RSP Permian, Inc. (Oil, Gas & Consumable Fuels) (a)	776
21,600	Sealed Air Corp. (Containers & Packaging)	1,065
30,279	Southern Copper Corp. (Metals & Mining)	1,437
52,631	Steel Dynamics, Inc. (Metals & Mining)	2,270
37,228	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,803
36,418	The Mosaic Co. (Chemicals)	934
8,251	The Sherwin-Williams Co. (Chemicals)	3,383
74,700	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	2,278

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
80,509	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	$7,400
19,217	Valvoline, Inc. (Chemicals)	482
13,900	Vulcan Materials Co. (Construction Materials)	1,784
7,900	W.R. Grace & Co. (Chemicals)	554
26,400	WestRock Co. (Containers & Packaging)	1,669

		250,706

	Total Common Stocks	704,365

	Preferred Stocks — 0.62%
	Brazil — 0.42%
17,400	Braskem SA – Preferred, Class A (Chemicals)	225
293,000	Gerdau SA – Preferred (Metals & Mining)	1,094
377,400	Klabin SA – Preferred (Containers & Packaging)	357
411,075	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	1,996

		3,672

	Chile — 0.07%
10,804	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	642

	Germany — 0.05%
7,797	Fuchs Petrolub AG – Preferred (Chemicals)	413

	Russia — 0.06%
174	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	542

	South Korea — 0.02%
578	LG Chem Ltd. – Preferred (Chemicals)	134

	Total Preferred Stocks	5,403

	Right — 0.00%
	France — 0.00%
–	Total SA (d)	—

	Total Right	—

Principal Amount (000)
	Commercial Paper — 0.05%
	Canada — 0.05%
$100	Bank of Montreal, 0.95%, 1/15/18 (e)	80
100	HSBC Bank, 1.62%, 1/8/18 (e)	79
100	Royal Bank of Canada, 1.62%, 1/8/18 (e)	80
100	Royal Bank of Canada, 1.80%, 1/5/18 (e)	79
100	Toronto-Dominion Bank, 1.62%, 1/8/18 (e)	80

	Total Commercial Paper	398

	Corporate Bonds — 3.23%
1,000	Albemarle Corp., 5.45%, 12/1/44, Callable 6/1/44 @ 100 (Chemicals)	1,179
2,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100 (Oil, Gas & Consumable Fuels)	2,243
100	Andeavor Logis, LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19, Callable 9/15/19 @ 100	104

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
$2,000	Antero Resources Corp., 5.63%, 6/1/23, Callable 6/1/18 @ 104.22 (Oil, Gas & Consumable Fuels)	$2,080
100	AT&T, Inc., 2.01% (US0003M + 65 bps), 1/15/20 (Diversified Telecommunication Services) (f)	101
100	Autonation, Inc., 3.35%, 1/15/21, Callable 12/15/20 @ 100 (Specialty Retail)	101
100	BAT Capital Corp., 2.00% (US0003M + 59 bps), 8/14/20 (Tobacco) (c)(f)	101
1,050	Boardwalk Pipelines LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100 (Oil, Gas & Consumable Fuels)	1,125
100	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21 (c)	98
2,000	Buckeye Partners LP, 3.95%, 12/1/26, Callable 9/1/26 @ 100 (Oil, Gas & Consumable Fuels)	1,965
1,800	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23, Callable 4/15/18 @ 104.69 (Oil, Gas & Consumable Fuels)	1,868
100	CNH Industrial Capital LLC, 3.38%, 7/15/19	101
2,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 2/20/18 @ 102.5 (Oil, Gas & Consumable Fuels)	2,030
100	Crown Castle Towers LLC, 6.11%, 1/15/20 (c)	104
100	Dell International LLC, 3.48%, 6/1/19 (Technology Hardware, Storage & Peripherals) (c)	101
100	Dell International LLC, 4.42%, 6/15/21, Callable 5/15/21 @ 100 (Technology Hardware, Storage & Peripherals) (c)	104
100	Delta Air Lines, Inc., 2.88%, 3/13/20 (Airlines)	101
100	Discovery Communications, 2.34% (US0003M + 71 bps), 9/20/19 (f)	101
100	Emera US Finance, LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	100
100	Equities Corp., 2.11% (US0003M + 77 bps), 10/1/20, Callable 10/5/18 @ 100 (f)	100
100	ERAC USA Finance LLC, 2.35%, 10/15/19 (Road & Rail) (c)	100
100	Forest Laboratories LLC, 4.88%, 2/15/21, Callable 11/15/20 @ 100 (Pharmaceuticals) (c)	106
100	Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (Health Care Providers & Services) (c)	105
100	GATX Corp., 2.50%, 7/30/19	100
400	Goldman Sachs Group, Inc., 2.79% (US0003M + 120 bps), 9/15/20, Callable 8/15/20 @ 100 (Capital Markets) (f)	408
2,020	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 (Oil, Gas & Consumable Fuels)	2,024
100	Hyundai Capital America, 2.50%, 3/18/19 (Consumer Finance) (c)	99
100	International Lease Finance Corp., 8.25%, 12/15/20 (Trading Companies & Distributors)	115
100	KLA-Tencor Corp., 3.38%, 11/1/19, Callable 10/1/19 @ 100 (Semiconductors & Semiconductor Equipment)	102

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
$2,000	Marathon Oil Corp., 2.80%, 11/1/22, Callable 8/1/22 @ 100 (Oil, Gas & Consumable Fuels)	$1,980
660	Murphy Oil Corp., 4.00%, 6/1/22, Callable 3/1/22 @ 100 (Oil, Gas & Consumable Fuels)	662
1,000	Murphy Oil Corp., 5.75%, 8/15/25, Callable 8/15/20 @ 104.31	1,022
813	Nabors Industries, Inc., 4.63%, 9/15/21 (Energy Equipment & Services)	774
2,000	Newfield Exploration Co., 5.75%, 1/30/22 (Oil, Gas & Consumable Fuels)	2,135
100	Nissan Motor Acceptance Corp., 1.55%, 9/13/19 (Consumer Finance) (c)	99
1,069	Noble Energy, Inc. Senior Note, 5.63%, 5/1/21, Callable 2/20/18 @ 102.81 (Oil, Gas & Consumable Fuels)	1,098
1,050	Plains All American Pipeline, LP, 3.60%, 11/1/24, Callable 8/1/24 @ 100 (Oil, Gas & Consumable Fuels)	1,022
2,000	Range Resources Corp., 5.75%, 6/1/21, Callable 3/1/21 @ 100 (Oil, Gas & Consumable Fuels)	2,075
100	Reed Elsevier N.V., 8.63%, 1/15/19 (Professional Services)	106
40	Textron, Inc., 1.96% (US0003M + 55 bps), 11/10/20, Callable 11/12/18 @ 100 (f)	40
100	Time Warner Cable, Inc., 8.75%, 2/14/19 (Media)	107
104	Verizon Communications, 3.38%, 2/15/25 (Diversified Telecommunication Services) (c)	104
100	VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	100
100	Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20, Callable 3/1/20 @ 100	100

	Total Corporate Bonds	28,390

	Asset Backed Securities — 0.02%
110	Vericrest Opportunity Loan Transferee, Series 2017-NP10, Class A1, 3.00%, 10/25/47, Callable 10/25/20 @ 100 (c)(g)	110
25	Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class A1, 4.37%, 11/27/45, Callable 1/25/18 @ 100 (c)(g)	25

	Total Asset Backed Securities	135

	Collateralized Mortgage Obligations — 0.06%
100	Apidos CLO, Class 13-16A A1R, 2.29% (US0003M + 98 bps), 1/19/25, Callable 1/19/18 @ 100 (c)(f)	100
100	Banc of America Merrill Lynch Large Loan, Series 2015-ASHF, Class A, 2.70% (LIBOR01M + 122 bps), 1/15/28 (c)(f)	100
37	Colt Funding LLC, Series 2016-1, Class A1, 3.00%, 5/25/46, Callable 6/25/18 @ 100 (c)(g)	37
9	Goldman Sachs Real Estate Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 3.86%, 1/25/35, Callable 1/25/18 @ 100 (g)	9
100	IndyMac Residential, Series 2005-B, Class M3, 2.04% (US0001M + 49 bps), 8/25/35, Callable 8/25/18 @ 100 (f)	100

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$100	NovaStar Home Equity Loan, Series 2005-1, Class M5, 2.63% (LIBOR01M + 108 bps), 6/25/35, Callable 1/25/18 @ 100 (f)	$101
15	WAMU Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A, 2.26% (12MTA + 120 bps), 11/25/42, Callable 1/25/18 @ 100 (f)	15
11	WAMU Mortgage Pass-Through Certificates, Series 2005-AR13A1, Class A1A1, 1.84% (US0001M + 29 bps), 10/25/45, Callable 9/25/19 @ 100 (f)	11
17	Eurosail PLC, Series 2006-4X, Class A3C, 0.68% (BP0003M + 16 bps), 12/10/44, Callable 6/10/29 @ 100 (f)	23

	Total Collateralized Mortgage Obligations	496

	Certificates of Deposit — 0.02%
100	Barclays Bank PLC NY, 1.94%, 9/4/18	100
100	Barclays Bank PLC NY, 2.06% (US0003M + 46 bps), 3/16/18 (f)	100

	Total Certificates of Deposit	200

	U.S. Government Agency Securities — 0.01%
92	Federal National Mortgage Association, 3.49% (US0012M + 173 bps), 5/1/38 (f)	96

	Total U.S. Government Agency Securities	96

	U.S. Treasury Obligations — 0.20%
276	U.S. Treasury Bill, 0.57%, 1/4/18 (b)(e)	276
163	U.S. Treasury Bill, 1.23%, 3/1/18 (b)(e)	163
105	U.S. Treasury Inflation Index Note, 0.13%, 4/15/19	105
161	U.S. Treasury Inflation Index Note, 0.13%, 7/15/22 (h)	161
13	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	15
420	U.S. Treasury Note, 2.00%, 2/15/25	410
70	U.S. Treasury Note, 1.63%, 5/15/26	66
235	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28	265
275	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	318

	Total U.S. Treasury Obligations	1,779

	Yankee Dollars — 0.37%
	Canada — 0.25%
2,000	Cenovus Energy, Inc., 3.80%, 9/15/23, Callable 6/15/23 @ 100 (Oil, Gas & Consumable Fuels)	2,021
100	Enbridge, Inc., 2.29% (US0003M + 70 bps), 6/15/20 (Oil, Gas & Consumable Fuels) (f)	101

		2,122

	Germany — 0.01%
100	Deutsche Bank AG, 2.80% (US0003M + 145 bps), 1/18/19 (Capital Markets) (f)	101

	Ireland — 0.01%
100	Shire Acquisitions Investments Ireland DA, 1.90%, 9/23/19	99

	Netherlands — 0.04%
100	British Transco International Finance BV, 2.84%, 11/4/21 (e)	90

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Netherlands (continued)
$100	Mylan N.V., 3.15%, 6/15/21, Callable 5/15/21 @ 100 (Pharmaceuticals)	$101
200	Volkswagen International Finance N.V., 2.13%, 11/20/18 (Automobiles) (c)	199

		390

	Singapore — 0.01%
100	Flex Ltd., 4.63%, 2/15/20	103

	Spain — 0.01%
100	Telefonica Emisiones Sau, 5.88%, 7/15/19 (Diversified Telecommunication Services)	105

	Switzerland — 0.04%
300	UBS AG Stamford Connecticut, 7.63%, 8/17/22 (Capital Markets)	350

	Total Yankee Dollars	3,270

	Time Deposit — 0.25%
2,212	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.39%, 1/2/18 (b)	2,212

	Total Time Deposit	2,212

Shares
	Mutual Funds — 10.26%
9,782,809	Federated Treasury Obligations Fund, Institutional Shares, 1.13%^^(i)	9,783
35	State Street Institutional Treasury Money Market Fund, 1.15% (i)	—
80,254,831	State Street Institutional Treasury Plus Money Market Fund, 1.15% (i)	80,255

	Total Mutual Funds	90,038

	Purchased Options and Swaptions — 0.01%
	Total Purchased Options and Swaptions	103

Principal Amount (000)
	Repurchase Agreements — 5.63%
$6,600	Bank of America Corp., 1.40%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $6,601,027 collateralized by U.S. Treasury Bond, 3.00%, 5/15/45, fair value $6,732,183) (b)	6,600
8,700	Bank of Nova Scotia, 1.75%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $8,701,692 collateralized by U.S. Treasury Note, 2.13%, 3/31/24, fair value $8,887,413) (b)	8,700
1,100	BNP Paribas, 1.87%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $1,100,229 collateralized by U.S. Treasury Obligations, 3.00%, 12/20/45, fair value $1,136,903) (b)	1,100
6,400	BNP Paribas, 1.35%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $6,400,960 collateralized by U.S. Treasury Obligations, 1.13%-8.13%, 8/15/19-11/15/42, fair value $6,528,055) (b)	6,400

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$1,100	Deutsche Bank Securities, Inc., 1.70%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $1,100,208 collateralized by U.S. Treasury Bond, 2.50%, 2/15/45, fair value $1,125,648) (b)	$1,100
6,500	Deutsche Bank Securities, Inc., 1.40%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $6,501,011 collateralized by U.S. Treasury Bond, 2.63%, 11/15/20, fair value $6,630,100) (b)	6,500
9,102	Jefferies LLC, 1.50%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $9,103,687 collateralized by U.S. Treasury Obligations, 1.44% – 2.84%, 5/15/18 – 2/15/47 fair value $9,284,213)^^	9,102
1,100	JPMorgan Securities, 1.81%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $1,100,221 collateralized by U.S. Treasury Obligations, 3.50%, 5/20/45, fair value $1,134,750)	1,100
1,100	Merrill Lynch Pierce Fenner & Smith, Inc., 1.86%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $1,100,227 collateralized by U.S. Treasury Bond, 3.00%, 5/15/42, fair value $1,126,963)	1,100
6,600	RBS Securities, Inc., 1.35%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $6,600,990 collateralized by U.S. Treasury Note, 0.00%, 4/26/18, fair value $6,734,963) (b)	6,600
1,100	Toronto Dominion Bank NY, 1.80%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $1,100,220 collateralized by U.S. Treasury Bond, 3.75%, 11/15/43, fair value $1,128,857)	1,100

	Total Repurchase Agreements	49,402

	Total Investments (cost $737,283) — 100.98%	886,287
	Liabilities in excess of other assets — (0.98%)	(8,584)

	Net Assets — 100.00%	$877,703

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017, was $18,541 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2017.

(a)	Represents non-income producing security.

(b)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.O. in the Notes to Financial Statements.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

(d)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio’s net assets.

(e)	Rate disclosed represents effective yield at purchase.

(f)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2017.

(g)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December 31, 2017.

(h)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(i)	The rate disclosed is the rate in effect on December 31, 2017.

12MTA — 12 Month Treasury Average

ADR — American Depositary Receipt

bps — Basis Points

BP0003M — 3 Month GBP LIBOR

GDR — Global Depositary Receipt

LIBOR — Represents the London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR

US0001M — 1 Month US Dollar LIBOR

US0003M — 3 Month US Dollar LIBOR

US0012M — 12 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	Vaughan Nelson Investment Management L.P.	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	59.46%	—	—	—	20.79%	—	80.25%
Preferred Stocks	0.54%	—	—	—	0.08%	—	0.62%
Right	—	—	—	—	0.00%	—	0.00%
Commercial Paper	—	0.05%	—	—	—	—	0.05%
Corporate Bonds	—	0.35%	—	2.88%	—	—	3.23%
Asset Backed Security	—	0.02%	—	—	—	—	0.02%
Collateralized Mortgage Obligations	—	0.06%	—	—	—	—	0.06%
Certificates of Deposit	—	0.02%	—	—	—	—	0.02%
U.S. Government Agency Securities	—	0.01%	—	—	—	—	0.01%
U.S. Treasury Obligations	—	0.20%	—	—	—	—	0.20%
Yankee Dollars	—	0.14%	—	0.23%	—	—	0.37%
Time Deposit	—	0.06%	—	—	0.19%	—	0.25%
Mutual Funds	1.66%	—	8.09%	0.06%	0.21%	0.24%	10.26%
Purchased Options and Swaptions	—	0.00%	—	—	0.01%	—	0.01%
Repurchase Agreements	0.84%	1.62%	—	—	3.17%	—	5.63%
Other Assets	-0.74%	0.08%	-0.12%	0.03%	-0.23%	—	-0.98%

Total Net Assets	61.76%	2.61%	7.97%	3.20%	24.22%	0.24%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
10-Year US Treasury Note Future (a)	1	3/20/18	$125	$124	$(1)
10-Year US Treasury Note Future	2	3/20/18	249	248	(1)
30-Year US Treasury Bond Future	4	3/20/18	611	612	1
Brent Crude Future (a)	62	1/31/18	3,913	4,146	233
Brent Crude Future (a)	3	10/31/19	157	181	24
Brent Crude Future (a)	1	10/30/20	54	58	4
Canadian Dollar Future	182	3/20/18	14,164	14,542	378
Cocoa Future (a)	8	3/14/18	168	151	(17)
Coffee ‘C’ Future (a)	12	3/14/18	585	568	(17)
Corn Future (a)	82	3/14/18	1,455	1,438	(17)
Corn Future (a)	3	12/14/18	59	58	(1)
Cotton No.2 Future (a)	2	3/7/18	68	79	11
Electrolytic Copper Future (a)	17	3/19/18	2,926	3,080	154
E-Mini S&P 500 Future	44	3/16/18	5,812	5,887	75
Gas Oil Future (a)	16	2/12/18	902	963	61
Gasoline RBOB Future (a)	5	1/31/18	367	377	10
Gasoline RBOB Future (a)	1	3/29/18	79	84	5
Gold 100 Oz Future (a)	24	2/26/18	3,108	3,142	34
Hard Red Winter Wheat Future 9a)	2	3/14/18	51	43	(8)
Hard Red Winter Wheat Future (a)	28	3/14/18	612	598	(14)
Hard Red Winter Wheat Future (a)	1	5/14/18	22	22	—
ICE WTI Crude Future (a)	3	2/16/18	171	181	10
ICE WTI Crude Future (a)	1	11/16/18	49	58	9
LME Lead Future (a)	8	3/19/18	504	498	(6)
Mini MSCI EAFE Index Future	44	3/16/18	4,440	4,500	60
Mini MSCI Emerging Markets Index Future	35	3/16/18	1,933	2,036	103
Natural Gas Future (a)	11	1/29/18	290	325	35
Natural Gas Future (a)	3	2/26/18	97	87	(10)
Natural Gas Future (a)	31	3/27/18	916	852	(64)
Natural Gas Future (a)	18	9/26/18	503	506	3
Natural Gas Future (a)	1	1/29/19	33	31	(2)
NY Harbor ULSD Future (a)	7	1/31/18	564	608	44
NYMEX WTI Crude Future (a)	39	1/22/18	2,105	2,356	251
NYMEX WTI Crude Future (a)	3	5/21/19	147	169	22
NYMEX WTI Crude Future (a)	1	5/19/20	52	54	2
Primary Aluminum Future (a)	65	3/19/18	3,465	3,691	226
Primary Nickel Future (a)	8	3/19/18	571	612	41
S&P/Toronto Stock Exchange 60 Index Future	98	3/15/18	14,878	14,931	53
Silver Future (a)	13	3/27/18	1,113	1,114	1
Soybean Future (a)	20	3/14/18	967	962	(5)
Soybean Meal Future (a)	20	3/14/18	655	634	(21)
Sugar #11 (World) Future (a)	43	4/30/18	695	723	28
Wheat (CBT) Future (a)	16	3/14/18	353	342	(11)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
White Sugar Future (a)	5	2/13/18	$93	$99	$6
Zinc Future (a)	12	3/19/18	955	998	43

			$71,036	$72,768	$1,732

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Brent Crude Future (a)	3	1/31/18	$201	$188	$(13)
Brent Crude Future (a)	1	10/31/18	64	55	(9)
Brent Crude Future (a)	2	10/31/18	127	124	(3)
Brent Crude Future (a)	1	4/30/19	62	52	(10)
Brent Crude Future (a)	3	4/30/20	177	160	(17)
Brent Crude Future (a)	5	10/30/20	292	272	(20)
Coffee Robusta 10TN Future (a)	15	3/30/18	257	256	(1)
Corn Future (a)	11	7/13/18	202	209	7
Corn Future (a)	3	9/14/18	56	58	2
Corn Future (a)	14	12/14/18	269	267	(2)
Gasoline RBOB Future (a)	1	2/28/18	76	72	(4)
Gasoline RBOB Future (a)	4	2/28/18	305	258	(47)
Natural Gas Future (a)	2	1/29/18	59	54	(5)
Natural Gas Future (a)	17	2/26/18	494	547	53
Natural Gas Future (a)	2	3/27/18	55	58	3
Natural Gas Future (a)	16	4/26/18	439	433	(6)
Natural Gas Future (a)	11	9/26/18	309	291	(18)
Natural Gas Future (a)	1	12/27/18	31	33	2
Natural Gas Future (a)	1	12/27/19	30	28	(2)
Natural Gas Future (a)	1	1/29/20	30	28	(2)
Natural Gas Future (a)	1	2/26/20	30	28	(2)
Natural Gas Future (a)	1	3/27/20	27	29	2
Natural Gas Future (a)	1	4/28/20	27	29	2
Natural Gas Future (a)	1	5/27/20	27	28	1
Natural Gas Future (a)	1	6/26/20	27	28	1
Natural Gas Future (a)	1	7/29/20	27	28	1
Natural Gas Future (a)	1	8/27/20	27	28	1
Natural Gas Future (a)	1	9/28/20	28	28	—
Natural Gas Future (a)	1	10/28/20	28	28	—
Natural Gas Future (a)	1	11/26/20	30	28	(2)
NYMEX WTI Crude Future (a)	1	5/22/18	60	59	(1)
NYMEX WTI Crude Future (a)	3	11/20/19	165	152	(13)
NYMEX WTI Crude Future (a)	5	11/20/19	275	266	(9)
Primary Aluminum Future (a)	8	12/17/18	461	414	(47)
Sugar #11 (World) Future (a)	5	2/28/18	85	81	(4)
Wheat (CBT) Future (a)	1	3/14/18	21	25	4
Wheat (CBT) Future (a)	2	5/14/18	44	44	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Wheat (CBT) Future (a)	17	12/14/18	$410	$402	$(8)

			$5,334	$5,168	$(166)

	Total Unrealized Appreciation				$2,006
	Total Unrealized Depreciation				(440)

	Total Net Unrealized Appreciation/(Depreciation)				$1,566

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Short Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	128	British Pound Sterling	95	JP Morgan Chase	1/10/18	$—
U.S. Dollar	78	Canadian Dollar	100	Deutsche Bank	1/8/18	(2)
U.S. Dollar	78	Canadian Dollar	100	Deutsche Bank	1/16/18	(2)
U.S. Dollar	78	Canadian Dollar	100	JP Morgan Chase	1/5/18	(1)
U.S. Dollar	78	Canadian Dollar	100	Deutsche Bank	1/8/18	(2)
U.S. Dollar	78	Canadian Dollar	100	JP Morgan Chase	1/8/18	(2)

						$(9)

Long Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
British Pound Sterling (a)	67	U.S. Dollar	88	BNP Paribas	2/15/18	$3
Mexican Peso	621	U.S. Dollar	33	BNP Paribas	1/24/18	(2)

						$1

				Total Unrealized Appreciation		$3
				Total Unrealized Depreciation		(11)

				Total Net Unrealized Appreciation/(Depreciation)		$(8)

Options & Swaptions Contracts

Exchange-traded options purchased as of December 31, 2017 were as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
Crude Oil Call Option (a)	9	$9	$63.00	1/29/18	$34
Gold Call Option (a)	8	1	1,270.00	1/26/18	33
Natural Gas EURO Call Option (a)	1	1	3.00	3/27/18	1
Primary Aluminum Call Option (a)	10	—	2,200.00	3/8/18	30

Total					$98

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Exchange-traded options written as of December 31, 2017 were as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
Crude Oil Call Option (a)	9	$9	$67.00	1/29/18	$(11)
Natural Gas CSO Call Option (a)	1	10	0.50	2/26/18	(1)
Natural Gas EURO Put Option (a)	4	40	2.45	4/26/18	(3)

Total					$(15)

Over-the-counter foreign currency options and swaptions purchased as of December 31, 2017 were as follows:

Description and terms of payments	Counterparty	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	50	$50	$2.15	6/15/18	$—
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	50	50	2.15	6/15/18	5

Total						$5

Total Return Swap Agreements

Pay/ Receive Financing Rate	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	0.12%	Bloomberg Silver Sub Index (a)	Goldman Sachs International	Monthly	4/30/18	$543	$22	$—	$22
Pay	0.30%	Bloomberg Soybean Meal Index (a)	Barclays Bank PLC	Monthly	2/14/18	249	(10)	—	(10)
Pay	0.00%	Bloomberg Industrial Metals Subindex (a)	Barclays Bank PLC	Monthly	3/29/18	(200)	(18)	—	(18)
Pay	0.15%	S&P GSCI Grains Index (a)	Barclays Bank PLC	Monthly	2/28/18	23	—	—	—
Pay	0.10%	S&P GSCI Grains Index (a)	Goldman Sachs International	Monthly	5/31/18	450	35	—	35

							$29	$—	$29

				Total upfront premiums paid					$—
				Total upfront premiums received					—
				Total unrealized appreciation					57
				Total unrealized depreciation					(28)

				Total value					$29

Interest Rate Swap Agreements

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Payment Frequency	Expiration Date	Counterparty	Notional Amount (000)		Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive U.S. CPI Urban Consumers NSA Annually	Pay 2.50% Fixed Annually	Monthly	7/15/22	Deutsche Bank AG	500	USD	$(45)	$1	$(46)

							$(45)	$1	$(46)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Payment Frequency	Expiration Date	Notional Amount (000)		Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive 3-Month U.S. Dollar LIBOR BBA	Pay 2.00% Fixed	Daily	12/16/20	700	USD	$3	$(17)	$20
Receive 5.83% Fixed	Pay Mexico Interbank TIIE 28-Day	Daily	1/21/23	1,300	MXN	(5)	—	(5)
Receive Fixed 6.35%	Pay Mexico Interbank TIIE 28-Day	Daily	9/1/23	3,000	MXN	(11)	9	(20)
Receive Fixed 2.68%	Pay 3-Month U.S. Dollar LIBOR BBA	Daily	10/25/23	300	USD	4	—	4
Receive 3-Month U.S. Dollar LIBOR BBA	Pay 2.80% Fixed	Daily	10/28/25	2,450	USD	(36)	(4)	(32)
Receive Fixed 2.24%	Pay US CPI Urban Consumers NSA	Daily	11/21/26	200	USD	1	(1)	2
Receive 3-Month U.S. Dollar LIBOR BBA	Pay 1.75% Fixed	Daily	12/21/26	700	USD	35	42	(7)
Receive Fixed 3.30%	Pay UK RPI all items NSA	Daily	12/15/30	340	GBP	(9)	(12)	3
Receive 3-Month U.S. Dollar LIBOR BBA	Pay 2.25% Fixed	Daily	12/21/46	340	USD	24	35	(11)
Receive 3-Month U.S. Dollar LIBOR BBA	Pay 2.97% Fixed	Daily	10/25/48	50	USD	(4)	—	(4)

						$2	$52	$(50)

			Total upfront premiums paid					$86
			Total upfront premiums received					(34)
			Total unrealized appreciation					29
			Total unrealized depreciation					(79)

			Total value					$2

Commodity Forward Swap Agreements

Underlying Instruments	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Eurmarg (a)	BNP Paribas	4/2/18	$7.55	$—	$—	$—	$—
Eurmarg (a)	BNP Paribas	3/31/18	12.72	—	—	—	—
Eurmarg (a)	Goldman Sachs International	1/2/19	10.85	1	1	—	1
Eurmarg (a)	Goldman Sachs International	4/2/18	7.55	—	—	—	—
Eurmarg (a)	JPMorgan Chase	4/2/18	5.10	1	(2)	—	(2)
Eurmarg (a)	Macquarie	4/2/18	6.20	1	2	(1)	3
Eurmarg (a)	Macquarie	1/2/19	5.58	1	1	—	1
Gold (a)	Goldman Sachs International	2/1/18	1,215.00	—	23	—	23
KCBT-CBOT Intercommodity Wheat Spread (a)	JPMorgan Chase	6/25/18	3.00	24	1	—	1
Napgasfo (a)	JPMorgan Chase	1/2/19	12.00	4	4	—	4
Napgasfo (a)	Macquarie	4/3/18	13.00	1	—	—	—
Orexio Option (a)	Goldman Sachs International	1/1/20	54.00	1	6	—	6
Silver (a)	Goldman Sachs International	6/1/18	17.16	14	—	—	—

					$36	(1)	$37

			Total upfront premiums paid				$—
			Total upfront premiums received				(1)
			Total unrealized appreciation				39
			Total unrealized depreciation				(2)

			Total value				$36

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Commodity Swap Agreements

Pay/ Receive Financing Rate	Financing Rate	Underlying Instruments	Counterparty	Payment Frequency	Expiration Date	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	0.12%	Bloomberg Commodity Index (a)	BNP Paribas	Monthly	2/15/18	$135	$7	$—	$7
Pay	0.14%	Bloomberg Commodity Index (a)	BNP Paribas	Monthly	2/15/18	2,655	130	—	130
Pay	0.14%	Bloomberg Commodity Index (a)	BNP Paribas	Monthly	2/15/18	388	19	—	19
Pay	0.12%	Bloomberg Commodity Index (a)	Canadian Imperial Bank of Commerce	Monthly	2/15/18	123	123	—	123
Pay	0.13%	Bloomberg Commodity Index (a)	Goldman Sachs International	Monthly	2/15/18	1,066	52	—	52
Pay	0.13%	Bloomberg Commodity Index (a)	JPMorgan Chase	Monthly	2/15/18	14,743	720	—	720
Pay	0.25%	CBOE Skew Index (a)	Goldman Sachs International	Monthly	2/15/18	381	18	—	18
Pay	0.30%	J.P. Morgan Dew2 Index (a)	JPMorgan Chase	Monthly	2/15/18	743	(9)	—	(9)
Pay	—%	CIBC Custom Index 17 (a)(b)	Canadian Imperial Bank of Commerce	Monthly	2/15/18	170	9	8	1
Pay	—%	Macquarie Commodity Custom Index MQCP235E (a)(b)	Macquarie	Monthly	2/15/18	170	9	8	1
Pay	0.05%	S&P GSCI Grains Index (a)	BNP Paribas	Monthly	2/15/18	26	(2)	—	(2)
Pay	0.05%	S&P GSCI Grains Index (a)	JPMorgan Chase	Monthly	2/15/18	21	(1)	—	(1)

							$1,075	$16	$1,059

					Total upfront premiums paid				$16
					Total upfront premiums received				—
					Total unrealized appreciation				1,071
					Total unrealized depreciation				(12)

					Total value				$1,075

Variance Swap Agreements

Underlying Instruments	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Gold (a)	Goldman Sachs International	11/26/18	$0.0333	$110	$—	$—	$—
Gold (a)	JPMorgan Chase	7/9/19	0.0324	83	—	—	—
London Metal Exchange Palladium (a)	Goldman Sachs International	1/23/18	0.0767	18	—	—	—
S&P GSCI Grains Index (a)	Goldman Sachs International	8/2/18	0.0371	380	—	—	—
Silver (a)	Goldman Sachs International	7/9/19	0.0729	56	—	—	—
Silver (a)	Goldman Sachs International	1/23/18	0.0361	26	—	—	—
Silver (a)	JPMorgan Chase	11/1/18	0.0534	87	—	—	—

					$—	$—	$—

			Total upfront premiums paid				$—
			Total upfront premiums received				—
			Total unrealized appreciation				—
			Total unrealized depreciation				—

			Total value				$—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.O. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

(b)	The following table represents the individual positions within the commodity swap as of December 31, 2017:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount (000)
Brent Crude July Futures	6.7%	$11
Brent Crude March Futures	8.0	13
Cocoa March Futures	0.7	1
Coffee ‘C’ March Futures	0.4	1
Copper March Futures	2.2	4
Copper May Futures	5.2	9
Corn March Futures	1.6	3
Cotton No.2 March Futures	0.9	2
Cotton No.2 May Futures	3.3	6
Gasoline March Futures	6.3	11
Gasoline May Futures	4.8	8
Gold 100 Oz February Futures	0.6	1
Lean Hogs June Futures	0.9	2
Live Cattle February Futures	0.3	1
Live Cattle June Futures	2.4	4
LME Lead May Futures	0.6	1
LME Nickel March Futures	7.1	11
LME Nickel May Futures	1.7	3
LME Primary Aluminum March Futures	3.1	5
LME Primary Aluminum May Futures	3.2	5
LME Zinc March Futures	2.5	4
LME Zinc May Futures	4.6	8
Gasoil March Futures	0.4	1
Gasoil May Futures	2.9	5
Heating Oil Mar Futures	2.3	4
Heating Oil May Futures	4.8	8
Platinum April Futures	3.2	5
Silver March Futures	3.0	5
Soybean March Futures	0.4	1
Soybean Meal March Futures	0.2	-
Soybean Oil March Futures	0.4	1
Sugar #11 (World) March Futures	0.4	1
WTI Crude March Futures	6.8	11
WTI Crude May Futures	6.2	11
Cash	1.9	3

		$170

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.04%
	Australia — 4.06%
20,124	AMP Ltd. (Diversified Financial Services)	$81
14,920	APA Group (Gas Utilities)	97
46,514	Aurizon Holdings Ltd. (Road & Rail)	179
24,407	AusNet Services (Electric Utilities)	34
31,137	Australia & New Zealand Banking Group Ltd. (Banks)	695
4,897	Bendigo & Adelaide Bank Ltd. (Banks)	44
15,268	Coca-Cola Amatil Ltd. (Beverages)	101
18,338	Commonwealth Bank of Australia (Banks)	1,143
10,913	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	111
13,511	Dexus Property Group (Equity Real Estate Investment Trusts)	103
24,311	GPT Group (Equity Real Estate Investment Trusts)	97
14,680	Harvey Norman Holdings Ltd. (Multiline Retail)	48
24,788	Insurance Australia Group Ltd. (Insurance)	140
2,235	Macquarie Group Ltd. (Capital Markets)	173
51,024	Mirvac Group (Equity Real Estate Investment Trusts)	93
27,839	National Australia Bank Ltd. (Banks)	639
14,447	QBE Insurance Group Ltd. (Insurance)	120
73,220	Scentre Group (Equity Real Estate Investment Trusts)	239
33,002	Stockland Trust Group (Equity Real Estate Investment Trusts)	115
13,300	Suncorp Group Ltd. (Insurance)	143
30,284	Sydney Airport (Transportation Infrastructure)	166
52,496	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	227
63,896	Telstra Corp. Ltd. (Diversified Telecommunication Services)	181
46,380	Vicinity Centres (Equity Real Estate Investment Trusts)	98
18,765	Wesfarmers Ltd. (Food & Staples Retailing)	649
34,984	Westpac Banking Corp. (Banks)	851

		6,567

	Austria — 0.09%
424	ANDRITZ AG (Machinery)	24
590	Erste Group Bank AG (Banks)	26
812	OMV AG (Oil, Gas & Consumable Fuels)	50
662	Voestalpine AG (Metals & Mining)	40

		140

	Belgium — 0.54%
6,363	Anheuser-Busch InBev N.V. (Beverages)	710
1,067	Belgacom SA (Diversified Telecommunication Services)	35
329	Groupe Bruxelles Lambert SA (Diversified Financial Services)	35
1,029	KBC Groep N.V. (Banks)	88

		868

	Bermuda — 0.07%
2,356	IHS Markit Ltd. (Professional Services) (a)	106

	Curaçao — 0.50%
12,005	Schlumberger Ltd. (Energy Equipment & Services)	809

Shares	Security Description	Value (000)
	Denmark — 1.19%
3,277	ISS A/S (Commercial Services & Supplies)	$127
27,509	Novo Nordisk A/S, Class – B (Pharmaceuticals)	1,478
9,583	TDC A/S (Diversified Telecommunication Services)	59
795	Tryg A/S (Insurance)	20
3,455	Vestas Wind Systems A/S (Electrical Equipment)	239

		1,923

	Finland — 0.45%
3,836	Elisa Oyj (Diversified Telecommunication Services)	150
15,780	Fortum Oyj (Electric Utilities)	313
5,690	Nokian Renkaat Oyj (Auto Components)	258

		721

	France — 4.96%
15,698	AXA SA (Insurance)	465
8,941	BNP Paribas (Banks)	665
4,466	Bouygues SA (Construction & Engineering)	232
11,683	Carrefour SA (Food & Staples Retailing)	252
1,183	Casino Guichard-Perrachon SA (Food & Staples Retailing)	72
1,443	CNP Assurances (Insurance)	33
9,300	Credit Agricole SA (Banks)	154
18,641	ENGIE (Multi-Utilities)	320
3,676	Eutelsat Communications (Media)	85
349	Fonciere des Regions (Equity Real Estate Investment Trusts)	40
492	Gecina SA (Equity Real Estate Investment Trusts)	91
420	Icade (Equity Real Estate Investment Trusts)	41
2,377	Klepierre (Equity Real Estate Investment Trusts)	104
2,457	Lagardere SCA (Media)	79
7,691	Natixism SA (Banks)	61
20,973	Orange (Diversified Telecommunication Services)	363
4,141	Publicis Groupe (Media)	280
15,281	Sanofi-Aventis (Pharmaceuticals)	1,315
11,148	Schneider Electric SA (Electrical Equipment)	945
593	Societe BIC SA (Commercial Services & Supplies)	65
6,425	Societe Generale (Banks)	331
4,001	Suez Environnement Co. (Multi-Utilities)	70
28,088	Total SA (Oil, Gas & Consumable Fuels)	1,551
1,068	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	269
5,010	Veolia Environnement (Multi-Utilities)	128

		8,011

	Germany — 4.61%
2,417	Allianz SE (Insurance)	553
681	Axel Springer AG (Media)	53
9,882	BASF SE (Chemicals)	1,083
4,813	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	499
12,927	Daimler AG, Registered Shares (Automobiles)	1,092
667	Deutsche Boerse AG (Capital Markets)	77
13,714	Deutsche Post AG (Air Freight & Logistics)	652
23,228	Deutsche Telekom AG (Diversified Telecommunication Services)	411

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
2,352	Evonik Industries AG (Chemicals)	$88
890	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	76
968	Innogy SE (Multi-Utilities)	38
516	MAN SE (Machinery)	59
2,545	Metro AG (Food & Staples Retailing) (a)	51
837	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	181
3,639	ProSiebenSat.1 Media AG (Media)	125
9,189	SAP SE (Software)	1,027
7,189	Siemens AG (Industrial Conglomerates)	995
5,214	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	26
9,156	TUI AG (Hotels, Restaurants & Leisure)	190
3,403	Vonovia SE (Real Estate Management & Development)	169

		7,445

	Hong Kong — 1.88%
61,000	BOC Hong Kong (Holdings) Ltd. (Banks)	308
22,500	CLP Holdings Ltd. (Electric Utilities)	230
57,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	139
11,200	Hang Seng Bank Ltd. (Banks)	278
27,760	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	183
55,267	HK Electric Investments Ltd. (Electric Utilities)	51
80,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	102
15,000	Hysan Development Co. (Real Estate Management & Development)	80
296,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	162
1,637	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	103
109,000	PCCW Ltd. (Diversified Telecommunication Services)	63
29,000	Power Assets Holdings Ltd. (Electric Utilities)	244
29,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	483
19,500	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	180
17,400	Swire Properties Ltd. (Real Estate Management & Development)	56
40,000	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	370

		3,032

	Ireland (Republic of) — 0.19%
6,616	CRH PLC (Construction Materials)	239
567	Paddy Power PLC (Hotels, Restaurants & Leisure)	67

		306

	Israel — 0.33%
14,740	Bank Hapoalim Ltd. (Banks)	108
490	Elbit Systems Ltd. (Aerospace & Defense)	66
88,520	Israel Chemicals Ltd. (Chemicals)	359

		533

Shares	Security Description	Value (000)
	Italy — 0.84%
6,052	Assicurazioni Generali SpA (Insurance)	$110
5,551	Atlantia SpA (Transportation Infrastructure)	175
34,859	Eni SpA (Oil, Gas & Consumable Fuels)	577
64,405	Intesa Sanpaolo SpA (Banks)	214
5,802	Intesa Sanpaolo SpA (Banks)	18
32,056	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	157
43,723	Telecom Italia SpA (Diversified Telecommunication Services)	31
9,651	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	56
6,937	UnipolSai SpA (Insurance)	16

		1,354

	Japan — 13.92%
400	AEON Credit Service Co. Ltd. (Consumer Finance)	9
3,300	Aisin Seiki Co. Ltd. (Auto Components)	185
6,700	Amada Holdings Co. Ltd. (Machinery)	91
4,100	Asahi Glass Co. Ltd. (Building Products)	177
42,700	Astellas Pharma, Inc. (Pharmaceuticals)	543
1,300	Benesse Holdings, Inc. (Diversified Consumer Services)	46
12,900	Bridgestone Corp. (Auto Components)	597
19,900	Canon, Inc. (Technology Hardware, Storage & Peripherals)	743
4,500	Casio Computer Co. Ltd. (Household Durables)	65
5,100	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	114
5,100	Daicel Corp. (Chemicals)	58
10,600	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	276
5,500	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	211
9,000	Daiwa Securities Group, Inc. (Capital Markets)	56
9,600	Denso Corp. (Auto Components)	575
5,000	Eisai Co. Ltd. (Pharmaceuticals)	284
1,300	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	35
12,400	Fuji Heavy Industries Ltd. (Automobiles)	393
35,000	Fujitsu Ltd. (IT Services)	248
4,700	Hino Motors Ltd. (Machinery)	61
1,900	Hitachi Chemical Co. Ltd. (Chemicals)	49
91,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	706
31,600	Honda Motor Co. Ltd. (Automobiles)	1,079
29,800	ITOCHU Corp. (Trading Companies & Distributors)	556
2,400	Japan Exchange Group, Inc. (Capital Markets)	42
25	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	46
20,400	Japan Tobacco, Inc. (Tobacco)	657
3,800	JSR Corp. (Chemicals)	75
63,450	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	408
17,000	Kajima Corp. (Construction & Engineering)	164
6,000	Kaneka Corp. (Chemicals)	55
18,100	KDDI Corp. (Wireless Telecommunication Services)	450
18,500	Komatsu Ltd. (Machinery)	668

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
8,800	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	$84
7,200	Kuraray Co. Ltd. (Chemicals)	136
6,400	Kyocera Corp. (Electronic Equipment, Instruments & Components)	418
1,200	Lawson, Inc. (Food & Staples Retailing)	80
4,200	Marui Group Co. Ltd. (Multiline Retail)	77
6,800	Mebuki Financial Group, Inc. (Banks)	29
25,600	Mitsubishi Chemical Holdings Corp. (Chemicals)	279
29,600	Mitsubishi Corp. (Trading Companies & Distributors)	815
6,400	Mitsubishi Heavy Industries Ltd. (Machinery)	239
4,100	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	85
1,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	10
32,800	Mitsui & Co. Ltd. (Trading Companies & Distributors)	532
3,400	Mitsui Chemicals, Inc. (Chemicals)	109
181,300	Mizuho Financial Group, Inc. (Banks)	328
3,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	121
4,800	NEC Corp. (Technology Hardware, Storage & Peripherals)	129
1,700	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	65
19	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	40
13,600	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	348
6,600	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	310
1,200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	27
2,500	Nomura Research Institute Ltd. (IT Services)	116
13,800	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	326
12,600	Obayashi Corp. (Construction & Engineering)	152
3,800	OMRON Corp. (Electronic Equipment, Instruments & Components)	226
6,200	ORIX Corp. (Diversified Financial Services)	105
3,500	Osaka Gas Co. Ltd. (Gas Utilities)	67
1,000	OTSUKA Corp. (IT Services)	77
8,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	351
2,100	Park24 Co. Ltd. (Commercial Services & Supplies)	50
15,700	Resona Holdings, Inc. (Banks)	94
900	Sankyo Co. Ltd. (Leisure Products)	28
3,500	Sega Sammy Holdings, Inc. (Leisure Products)	44
5,365	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	126
11,700	Sekisui House Ltd. (Household Durables)	211
13,700	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	567
3,800	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	51
2,400	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	93

Shares	Security Description	Value (000)
	Japan (continued)
33,000	Sumitomo Chemical Co. Ltd. (Chemicals)	$236
22,700	Sumitomo Corp. (Trading Companies & Distributors)	385
9,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	426
2,500	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	99
3,400	Sumitomo Rubber Industries Ltd. (Auto Components)	63
4,100	T&D Holdings, Inc. (Insurance)	70
14,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	831
3,900	Teijin Ltd. (Chemicals)	87
6,000	The Chiba Bank Ltd. (Banks)	50
2,500	The Chugoku Electric Power Company, Inc. (Electric Utilities)	27
7,800	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	160
5,000	The Shizuoka Bank Ltd. (Banks)	51
5,100	Tokio Marine Holdings, Inc. (Insurance)	232
3,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	613
3,700	Tokyo Gas Co. Ltd. (Gas Utilities)	85
1,400	Toyoda Gosei Co. Ltd. (Auto Components)	36
24,600	Toyota Motor Corp. (Automobiles)	1,567
4,200	Toyota Tsusho Corp. (Trading Companies & Distributors)	169
3,900	USS Co. Ltd. (Specialty Retail)	83
2,900	West Japan Railway Co. (Road & Rail)	212
11,500	Yamada Denki Co. Ltd. (Specialty Retail)	63
5,900	Yamaha Motor Co. Ltd. (Automobiles)	193
4,400	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	84

		22,489

	Jersey — 0.34%
30,554	WPP PLC (Media)	552

	Luxembourg — 0.10%
707	Millicom International Cellular SA (Wireless Telecommunication Services)	48
7,089	SES – FDR, Class – A (Media)	110

		158

	Netherlands — 1.33%
1,683	ABN AMRO Group N.V. (Banks)	54
6,737	AEGON N.V. (Insurance)	43
315	Franks International N.V. (Energy Equipment & Services)	2
15,267	ING Groep N.V. (Banks)	280
17,547	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	61
13,123	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	288
951	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	36
1,895	Koninklijke DSM N.V. (Chemicals)	181
9,917	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	375
721	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	32
1,217	NN Group N.V. (Insurance)	52
1,226	Randstad Holding N.V. (Professional Services)	75

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
12,026	Unilever N.V. (Personal Products)	$678

		2,157

	New Zealand — 0.14%
20,139	Fletcher Building Ltd. (Construction Materials)	109
14,921	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	31
36,316	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	93

		233

	Norway — 0.42%
1,312	Gjensidige Forsikring ASA (Insurance)	25
6,570	Marine Harvest ASA (Food Products)	111
19,383	Statoil ASA (Oil, Gas & Consumable Fuels)	415
5,974	Telenor ASA (Diversified Telecommunication Services)	128

		679

	Portugal — 0.13%
60,157	EDP – Energias de Portugal SA (Electric Utilities)	208

	Singapore — 0.93%
51,800	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	105
46,500	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	67
53,600	CapitaMall Trust (Equity Real Estate Investment Trusts)	85
47,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	434
24,700	SATS Ltd. (Transportation Infrastructure)	96
8,400	Singapore Exchange Ltd. (Capital Markets)	47
51,800	Singapore Press Holdings Ltd. (Media)	103
41,500	Singapore Tech Engineering (Aerospace & Defense)	101
172,100	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	459

		1,497

	Spain — 1.42%
13,213	Abertis Infraestructuras SA (Transportation Infrastructure)	294
47,532	Banco Bilbao Vizcaya Argentaria SA (Banks)	404
6,715	Corporacion Mapfre (Insurance)	22
4,219	Enagas (Oil, Gas & Consumable Fuels)	121
3,003	Endesa (Electric Utilities)	64
3,232	Gas Natural SDG SA (Gas Utilities)	75
52,743	Iberdrola SA (Electric Utilities)	407
4,042	Red Electrica Corp. (Electric Utilities)	91
23,058	Repsol YPF SA (Oil, Gas & Consumable Fuels)	407
42,767	Telefonica SA (Diversified Telecommunication Services)	416

		2,301

	Sweden — 1.52%
20,674	Hennes & Mauritz AB, B Shares (Specialty Retail)	428
4,463	Hexagon AB (Electronic Equipment, Instruments & Components)	224
1,786	ICA Gruppen AB (Food & Staples Retailing)	65
27,489	Nordea Bank AB (Banks)	333

Shares	Security Description	Value (000)
	Sweden (continued)
14,132	Skandinaviska Enskilda Banken AB, Class – A (Banks)	$166
7,513	Skanska AB, B Shares (Construction & Engineering)	156
13,388	Svenska Handelsbanken AB, A Shares (Banks)	183
8,246	Swedbank AB, A Shares (Banks)	199
4,333	Tele2 AB, B Shares (Wireless Telecommunication Services)	53
78,200	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	516
30,769	TeliaSonera AB (Diversified Telecommunication Services)	137

		2,460

	Switzerland — 5.22%
52,561	ABB Ltd., Registered Shares (Electrical Equipment)	1,408
4,490	Adecco SA, Registered Shares (Professional Services)	343
1,072	Garmin Ltd. (Household Durables)	64
1,490	Kuehne & Nagel International Ltd. (Marine)	264
13,156	LafargeHolcim Ltd., Registered Shares (Construction Materials)	741
21,571	Novartis AG, Registered Shares (Pharmaceuticals)	1,816
7,312	Roche Holding AG (Pharmaceuticals)	1,849
153	SGS SA, Registered Shares (Professional Services)	399
1,003	Swiss Prime Site AG (Real Estate Management & Development)	93
3,360	Swiss Re AG (Insurance)	314
359	Swisscom AG (Diversified Telecommunication Services)	191
25,429	UBS Group AG (Capital Markets)	467
1,596	Zurich Financial Services AG (Insurance)	486

		8,435

	United Kingdom — 10.11%
2,564	Aon PLC (Insurance)	343
23,343	AstraZeneca PLC (Pharmaceuticals)	1,610
37,369	Aviva PLC (Insurance)	255
6,024	Babcock International Group PLC (Commercial Services & Supplies)	57
74,862	BAE Systems PLC (Aerospace & Defense)	578
24,819	Barratt Developments PLC (Household Durables)	216
55,028	BHP Billiton PLC (Metals & Mining)	1,112
4,085	British American Tobacco PLC, ADR (Tobacco)	274
12,138	British Land Co. PLC (Equity Real Estate Investment Trusts)	113
101,619	BT Group PLC (Diversified Telecommunication Services)	373
15,752	Capita PLC (Professional Services)	85
66,666	Centrica PLC (Multi-Utilities)	124
12,596	Direct Line Insurance Group PLC (Insurance)	65
3,838	easyJet PLC (Airlines)	76
96,386	GlaxoSmithKline PLC (Pharmaceuticals)	1,706
9,859	Hammerson PLC (Equity Real Estate Investment Trusts)	73
22,345	Imperial Tobacco Group PLC (Tobacco)	953

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
3,972	Investec PLC (Capital Markets)	$29
95,494	ITV PLC (Media)	213
39,455	J Sainsbury PLC (Food & Staples Retailing)	128
9,121	Land Securities Group PLC (Equity Real Estate Investment Trusts)	124
55,232	Legal & General Group PLC (Insurance)	203
38,699	Marks & Spencer Group PLC (Multiline Retail)	164
42,275	National Grid PLC (Multi-Utilities)	498
3,519	Next PLC (Multiline Retail)	215
20,571	Pearson PLC (Media)	204
7,595	Persimmon PLC (Household Durables)	281
35,373	Rio Tinto PLC (Metals & Mining)	1,856
33,907	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	1,132
31,252	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	1,052
21,270	Royal Mail PLC (Air Freight & Logistics)	130
2,908	Severn Trent PLC (Water Utilities)	85
12,409	SSE PLC (Electric Utilities)	221
20,160	Standard Life PLC (Insurance)	119
79,986	Taylor Wimpey PLC (Household Durables)	223
2,092	TechnipFMC PLC (Energy Equipment & Services)	66
3,142	The Berkeley Group Holdings PLC (Household Durables)	178
8,283	United Utilities Group PLC (Water Utilities)	92
353,429	Vodafone Group PLC (Wireless Telecommunication Services)	1,117

		16,343

	United States — 42.75%
5,997	3M Co. (Industrial Conglomerates)	1,411
1,068	Aaron’s, Inc. (Specialty Retail)	43
5,941	Accenture PLC, Class – A (IT Services)	910
686	Advance Auto Parts, Inc. (Specialty Retail)	68
1,957	Air Products & Chemicals, Inc. (Chemicals)	321
1,678	Akamai Technologies, Inc. (Internet Software & Services) (a)	109
774	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	172
1,856	Alphabet, Inc., Class – A (Internet Software & Services) (a)	1,956
4,517	American Electric Power, Inc. (Electric Utilities)	332
7,192	Amgen, Inc. (Biotechnology)	1,251
2,820	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	248
3,387	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	302
853	ANSYS, Inc. (Software) (a)	126
2,466	Anthem, Inc. (Health Care Providers & Services)	555
11,806	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,998
1,607	Aqua America, Inc. (Water Utilities)	63
303	Arista Networks, Inc. (Communications Equipment) (a)	71
2,142	Autodesk, Inc. (Software) (a)	225

Shares	Security Description	Value (000)
	United States (continued)
4,470	Automatic Data Processing, Inc. (IT Services)	$524
283	AutoZone, Inc. (Specialty Retail) (a)	201
1,971	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	422
1,545	Bed Bath & Beyond, Inc. (Specialty Retail)	34
881	Bemis Company, Inc. (Containers & Packaging)	42
2,859	Best Buy Co., Inc. (Specialty Retail)	196
439	Bio-Techne Corp. (Life Sciences Tools & Services)	57
1,152	Broadridge Financial Solutions, Inc. (IT Services)	104
1,054	Brown & Brown, Inc. (Insurance)	54
1,380	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	123
1,645	Campbell Soup Co. (Food Products)	79
3,013	Cardinal Health, Inc. (Health Care Providers & Services)	185
588	Carlisle Companies, Inc. (Industrial Conglomerates)	67
473	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	56
1,513	CDK Global, Inc. (Software)	108
2,831	Cerner Corp. (Health Care Technology) (a)	191
292	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	84
343	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	27
864	Cintas Corp. (Commercial Services & Supplies)	134
46,854	Cisco Systems, Inc. (Communications Equipment)	1,795
2,986	Citizens Financial Group, Inc. (Banks)	125
1,513	Citrix Systems, Inc. (Software) (a)	133
3,010	CME Group, Inc. (Capital Markets)	440
5,768	Cognizant Technology Solutions Corp. (IT Services)	410
8,574	Colgate-Palmolive Co. (Household Products)	647
861	Commerce Bancshares, Inc. (Banks)	48
2,182	Copart, Inc. (Commercial Services & Supplies) (a)	94
702	Crane Co. (Machinery)	63
9,280	CSX Corp. (Road & Rail)	510
856	Cullen/Frost Bankers, Inc. (Banks)	81
1,620	Cummins, Inc. (Machinery)	287
5,642	Danaher Corp. (Health Care Equipment & Supplies)	524
1,663	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	120
2,265	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	149
837	Dick’s Sporting Goods, Inc. (Specialty Retail)	24
726	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	45
2,102	Dollar Tree, Inc. (Multiline Retail) (a)	226
1,233	Donaldson Company, Inc. (Machinery)	60
1,510	Dover Corp. (Machinery)	152
1,747	Dr. Pepper Snapple Group, Inc. (Beverages)	170
347	Dril-Quip, Inc. (Energy Equipment & Services) (a)	17
868	DST Systems, Inc. (IT Services)	54
1,068	Eaton Vance Corp. (Capital Markets)	60
11,378	eBay, Inc. (Internet Software & Services) (a)	429

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,399	Ecolab, Inc. (Chemicals)	$322
1,961	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	221
9,282	Eli Lilly & Co. (Pharmaceuticals)	784
1,802	Expeditors International of Washington, Inc. (Air Freight & Logistics)	117
6,369	Express Scripts Holding Co. (Health Care Providers & Services) (a)	475
16,398	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,371
690	F5 Networks, Inc. (Communications Equipment) (a)	91
380	FactSet Research Systems, Inc. (Capital Markets)	73
2,768	Fastenal Co. (Trading Companies & Distributors)	152
1,339	First Republic Bank (Banks)	116
2,136	Fiserv, Inc. (IT Services) (a)	280
870	FleetCor Technologies, Inc. (IT Services) (a)	167
1,271	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	59
1,256	Fluor Corp. (Construction & Engineering)	65
2,721	Fortive Corp. (Machinery)	197
711	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	6
3,663	Franklin Resources, Inc. (Capital Markets)	159
1,268	GameStop Corp., Class – A (Specialty Retail)	23
2,154	Gap, Inc. (Specialty Retail)	73
2,587	General Dynamics Corp. (Aerospace & Defense)	526
5,550	General Mills, Inc. (Food Products)	329
1,437	Genuine Parts Co. (Distributors)	136
1,167	Harris Corp. (Communications Equipment)	165
1,588	Henry Schein, Inc. (Health Care Providers & Services) (a)	111
1,379	Hershey Co. (Food Products)	157
2,525	Hormel Foods Corp. (Food Products)	92
527	Hubbell, Inc. (Electrical Equipment)	71
708	IDEX Corp. (Machinery)	93
899	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	141
41,193	Intel Corp. (Semiconductors & Semiconductor Equipment)	1,900
8,580	International Business Machines Corp. (IT Services)	1,316
761	International Flavors & Fragrances, Inc. (Chemicals)	116
2,510	Intuit, Inc. (Software)	396
783	Jack Henry & Associates, Inc. (IT Services)	92
1,129	Jacobs Engineering Group, Inc. (Construction & Engineering)	74
670	John Wiley & Sons, Inc., Class – A (Media)	44
12,602	Johnson & Johnson (Pharmaceuticals)	1,760
3,418	Kimberly-Clark Corp. (Household Products)	412
1,812	Kohl’s Corp. (Multiline Retail)	98
775	L3 Technologies, Inc. (Aerospace & Defense)	153
951	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	152
402	Landstar System, Inc. (Road & Rail)	42
681	Lincoln Electric Holdings, Inc. (Machinery)	62

Shares	Security Description	Value (000)
	United States (continued)
2,865	LKQ Corp. (Distributors) (a)	$117
2,561	Lockheed Martin Corp. (Aerospace & Defense)	822
245	LogMeln, Inc. (Internet Software & Services)	28
1,007	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	79
427	Lumentum Holdings, Inc. (Communications Equipment) (a)	21
5,094	Marsh & McLennan Companies, Inc. (Insurance)	415
9,446	MasterCard, Inc., Class – A (IT Services)	1,430
1,209	McCormick & Company, Inc. (Food Products)	123
9,048	McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,558
2,105	McKesson Corp. (Health Care Providers & Services)	328
840	MEDNAX, Inc. (Health Care Providers & Services) (a)	45
24,197	Merck & Co., Inc. (Pharmaceuticals)	1,362
259	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	160
24,181	Microsoft Corp. (Software)	2,067
184	Morningstar, Inc. (Capital Markets)	18
429	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	41
761	National Fuel Gas Co. (Gas Utilities)	42
1,016	National Instruments Corp. (Electronic Equipment, Instruments & Components)	42
3,660	National Oilwell Varco, Inc. (Energy Equipment & Services)	131
12,815	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	801
1,159	Nordstrom, Inc. (Multiline Retail)	55
2,934	Norfolk Southern Corp. (Road & Rail)	425
7,231	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	533
1,365	Oceaneering International, Inc. (Energy Equipment & Services)	29
630	Old Dominion Freight Line, Inc. (Road & Rail)	83
30,012	Oracle Corp. (Software)	1,419
781	Patterson Companies, Inc. (Health Care Providers & Services)	28
2,967	Paychex, Inc. (IT Services)	202
11,373	PayPal Holdings, Inc. (IT Services) (a)	837
13,945	PepsiCo, Inc. (Beverages)	1,672
5,135	Phillips 66 (Oil, Gas & Consumable Fuels)	519
596	Polaris Industries, Inc. (Leisure Products)	74
2,657	Praxair, Inc. (Chemicals)	411
1,352	Quest Diagnostics, Inc. (Health Care Providers & Services)	133
2,862	Raytheon Co. (Aerospace & Defense)	538
1,727	Red Hat, Inc. (Software) (a)	207
1,325	ResMed, Inc. (Health Care Equipment & Supplies)	112
1,218	Robert Half International, Inc. (Professional Services)	68
1,249	Rockwell Collins, Inc. (Aerospace & Defense)	169
851	Rollins, Inc. (Commercial Services & Supplies)	40
954	Roper Industries, Inc. (Industrial Conglomerates)	247
3,728	Ross Stores, Inc. (Specialty Retail)	299
2,486	S&P Global, Inc. (Capital Markets)	421

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,347	SCANA Corp. (Multi-Utilities)	$54
827	Scripps Networks Interactive, Class – A (Media)	71
541	Snap-on, Inc. (Machinery)	94
910	Sonoco Products Co. (Containers & Packaging)	48
660	Spirit Airlines, Inc. (Airlines) (a)	30
1,382	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	34
1,408	Stanley Black & Decker, Inc. (Machinery)	240
14,164	Starbucks Corp. (Hotels, Restaurants & Leisure)	813
5,459	Sysco Corp. (Food & Staples Retailing)	332
2,371	T. Rowe Price Group, Inc. (Capital Markets)	249
2,609	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	115
2,548	TD Ameritrade Holding Corp. (Capital Markets)	130
1,677	Teradata Corp. (IT Services) (a)	64
9,858	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,030
1,202	The Clorox Co. (Household Products)	179
31,535	The Coca-Cola Co. (Beverages)	1,447
325	The Dun & Bradstreet Corp. (Professional Services)	38
1,919	The Estee Lauder Companies, Inc., Class – A (Personal Products)	244
1,129	The J.M. Smucker Co. (Food Products)	140
5,655	The Kraft Heinz Co. (Food Products)	440
9,065	The Kroger Co. (Food & Staples Retailing)	249
550	The Middleby Corp. (Machinery) (a)	74
17,114	The Procter & Gamble Co. (Household Products)	1,573
741	The Sherwin-Williams Co. (Chemicals)	304
8,531	The Southern Co. (Electric Utilities)	410
14,013	The Walt Disney Co. (Media)	1,506
3,760	Thermo Electron Corp. (Life Sciences Tools & Services)	715
1,085	Tiffany & Co. (Specialty Retail)	113
1,290	Tractor Supply Co. (Specialty Retail)	96
2,483	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components) (a)	101
603	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	135
1,618	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	23
1,630	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	22
8,316	Union Pacific Corp. (Road & Rail)	1,116
7,899	United Technologies Corp. (Aerospace & Defense)	1,009
3,089	V.F. Corp. (Textiles, Apparel & Luxury Goods)	229
359	Varex Imaging Corp. (Health Care Equipment & Supplies) (a)	14

Shares	Security Description	Value (000)
	United States (continued)
951	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	$106
926	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	35
17,784	Visa, Inc., Class – A (IT Services)	2,027
742	VMware, Inc., Class – A (Software) (a)	93
587	W.W. Grainger, Inc. (Trading Companies & Distributors)	139
872	Wabtec Corp. (Machinery)	71
15,014	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,482
783	Waters Corp. (Life Sciences Tools & Services) (a)	151
4,879	Western Union Co. (IT Services)	93
832	Williams-Sonoma, Inc. (Specialty Retail)	43
985	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	28
4,630	Xcel Energy, Inc. (Electric Utilities)	223
2,441	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	165
1,728	Xylem, Inc. (Machinery)	118

		69,107

	Total Common Stocks	158,434

	Preferred Stock — 0.03%
	Germany — 0.03%
545	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	49

	Total Preferred Stock	49

	Mutual Funds — 1.51%
8,829	Altaba, Inc.	617
52,362	Dreyfus Treasury Prime Cash Management Fund, 1.11% (b)	52
1,773,854	State Street Institutional Treasury Plus Money Market Fund, 1.15% (b)	1,774

	Total Mutual Funds	2,443

	Total Investments (cost $136,056) — 99.58%	160,926
	Other assets in excess of liabilities — 0.42%	684

	Net Assets — 100.00%	$161,610

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2017.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The ESG Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Total
Common Stocks	54.19%	43.85%	—	98.04%
Preferred Stock	0.03%	—	—	0.03%
Mutual Funds	0.03%	1.26%	0.22%	1.51%
Other Assets (Liabilities)	0.36%	0.03%	0.03%	0.42%

Total Net Assets	54.61%	45.14%	0.25%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.06%
	Australia — 4.02%
3,774	AMP Ltd. (Diversified Financial Services)	$15
2,852	APA Group (Gas Utilities)	18
8,878	Aurizon Holdings Ltd. (Road & Rail)	34
4,666	AusNet Services (Electric Utilities)	7
5,948	Australia & New Zealand Banking Group Ltd. (Banks)	133
936	Bendigo & Adelaide Bank Ltd. (Banks)	8
2,860	Coca-Cola Amatil Ltd. (Beverages)	19
3,503	Commonwealth Bank of Australia (Banks)	220
2,085	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	21
2,583	Dexus Property Group (Equity Real Estate Investment Trusts)	20
4,647	GPT Group (Equity Real Estate Investment Trusts)	18
2,880	Harvey Norman Holdings Ltd. (Multiline Retail)	9
4,739	Insurance Australia Group Ltd. (Insurance)	27
426	Macquarie Group Ltd. (Capital Markets)	33
9,755	Mirvac Group (Equity Real Estate Investment Trusts)	18
5,322	National Australia Bank Ltd. (Banks)	122
2,762	QBE Insurance Group Ltd. (Insurance)	23
14,000	Scentre Group (Equity Real Estate Investment Trusts)	45
6,309	Stockland Trust Group (Equity Real Estate Investment Trusts)	22
2,542	Suncorp Group Ltd. (Insurance)	27
5,790	Sydney Airport (Transportation Infrastructure)	32
9,502	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	41
11,343	Telstra Corp. Ltd. (Diversified Telecommunication Services)	32
8,867	Vicinity Centres (Equity Real Estate Investment Trusts)	19
3,527	Wesfarmers Ltd. (Food & Staples Retailing)	122
6,689	Westpac Banking Corp. (Banks)	163

		1,248

	Austria — 0.09%
78	ANDRITZ AG (Machinery)	4
109	Erste Group Bank AG (Banks)	5
162	OMV AG (Oil, Gas & Consumable Fuels)	11
120	Voestalpine AG (Metals & Mining)	7

		27

	Belgium — 0.53%
1,192	Anheuser-Busch InBev N.V. (Beverages)	134
222	Belgacom SA (Diversified Telecommunication Services)	7
46	Groupe Bruxelles Lambert SA (Diversified Financial Services)	5
227	KBC Groep N.V. (Banks)	19

		165

	Bermuda — 0.08%
526	IHS Markit Ltd. (Professional Services) (a)	24

	Cayman Islands — 0.03%
136	Herbalife Ltd. (Personal Products) (a)	9

Shares	Security Description	Value (000)
	Curaçao — 0.67%
3,069	Schlumberger Ltd. (Energy Equipment & Services)	$207

	Denmark — 1.18%
2,197	ISS A/S (Commercial Services & Supplies)	85
16,512	TDC A/S (Diversified Telecommunication Services)	101
1,761	Tryg A/S (Insurance)	44
1,979	Vestas Wind Systems A/S (Electrical Equipment)	137

		367

	Finland — 0.44%
731	Elisa Oyj (Diversified Telecommunication Services)	29
2,992	Fortum Oyj (Electric Utilities)	59
1,080	Nokian Renkaat Oyj (Auto Components)	49

		137

	France — 4.92%
3,695	AXA SA (Insurance)	109
2,114	BNP Paribas (Banks)	157
1,097	Bouygues SA (Construction & Engineering)	57
2,745	Carrefour SA (Food & Staples Retailing)	59
291	Casino Guichard-Perrachon SA (Food & Staples Retailing)	18
343	CNP Assurances (Insurance)	8
2,278	Credit Agricole SA (Banks)	38
4,314	ENGIE (Multi-Utilities)	74
876	Eutelsat Communications (Media)	20
89	Fonciere des Regions (Equity Real Estate Investment Trusts)	10
116	Gecina SA (Equity Real Estate Investment Trusts)	21
92	Icade (Equity Real Estate Investment Trusts)	9
567	Klepierre (Equity Real Estate Investment Trusts)	25
500	Lagardere SCA (Media)	16
1,819	Natixism SA (Banks)	14
5,115	Orange (Diversified Telecommunication Services)	89
955	Publicis Groupe (Media)	65
2,502	Schneider Electric SA (Electrical Equipment)	212
132	Societe BIC SA (Commercial Services & Supplies)	15
1,524	Societe Generale (Banks)	79
922	Suez Environnement Co. (Multi-Utilities)	16
5,747	Total SA (Oil, Gas & Consumable Fuels)	317
273	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	69
1,209	Veolia Environnement (Multi-Utilities)	31

		1,528

	Germany — 4.38%
477	Allianz SE (Insurance)	109
131	Axel Springer AG (Media)	10
1,693	BASF SE (Chemicals)	186
940	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	97
2,206	Daimler AG, Registered Shares (Automobiles)	186
130	Deutsche Boerse AG (Capital Markets)	15
2,712	Deutsche Post AG (Air Freight & Logistics)	129
4,546	Deutsche Telekom AG (Diversified Telecommunication Services)	80

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
456	Evonik Industries AG (Chemicals)	$17
171	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	15
188	Innogy SE (Multi-Utilities)	7
99	MAN SE (Machinery)	11
496	Metro AG (Food & Staples Retailing) (a)	10
166	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	36
724	ProSiebenSat.1 Media AG (Media)	25
1,565	SAP SE (Software)	175
1,242	Siemens AG (Industrial Conglomerates)	172
1,100	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	6
1,964	TUI AG (Hotels, Restaurants & Leisure)	41
659	Vonovia SE (Real Estate Management & Development)	33

		1,360

	Hong Kong — 1.90%
14,024	BOC Hong Kong (Holdings) Ltd. (Banks)	71
4,540	CLP Holdings Ltd. (Electric Utilities)	47
9,043	Hang Lung Properties Ltd. (Real Estate Management & Development)	22
2,013	Hang Seng Bank Ltd. (Banks)	50
5,730	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	38
12,115	HK Electric Investments Ltd. (Electric Utilities)	11
15,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	19
3,000	Hysan Development Co. (Real Estate Management & Development)	16
42,836	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	23
406	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	26
14,000	PCCW Ltd. (Diversified Telecommunication Services)	8
5,500	Power Assets Holdings Ltd. (Electric Utilities)	46
6,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	100
3,238	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	30
3,200	Swire Properties Ltd. (Real Estate Management & Development)	10
8,000	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	74

		591

	Ireland (Republic of) — 0.19%
1,214	CRH PLC (Construction Materials)	44
121	Paddy Power PLC (Hotels, Restaurants & Leisure)	14

		58

	Israel — 0.33%
112	Azrieli Group (Real Estate Management & Development)	6
2,954	Bank Hapoalim Ltd. (Banks)	22
18,235	Israel Chemicals Ltd. (Chemicals)	74

		102

Shares	Security Description	Value (000)
	Italy — 0.82%
1,162	Assicurazioni Generali SpA (Insurance)	$21
1,061	Atlantia SpA (Transportation Infrastructure)	33
6,545	Eni SpA (Oil, Gas & Consumable Fuels)	108
12,187	Intesa Sanpaolo SpA (Banks)	41
1,024	Intesa Sanpaolo SpA (Banks)	3
6,065	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	30
8,365	Telecom Italia SpA (Diversified Telecommunication Services)	6
1,876	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	11
1,219	UnipolSai SpA (Insurance)	3

		256

	Japan — 13.75%
110	AEON Credit Service Co. Ltd. (Consumer Finance)	3
700	Aisin Seiki Co. Ltd. (Auto Components)	39
1,613	Amada Holdings Co. Ltd. (Machinery)	22
807	Asahi Glass Co. Ltd. (Building Products)	35
310	Benesse Holdings, Inc. (Diversified Consumer Services)	11
2,870	Bridgestone Corp. (Auto Components)	133
4,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	164
1,000	Casio Computer Co. Ltd. (Household Durables)	14
1,251	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	28
1,100	Daicel Corp. (Chemicals)	12
1,210	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	46
2,000	Daiwa Securities Group, Inc. (Capital Markets)	12
2,136	Denso Corp. (Auto Components)	128
300	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	8
2,658	Fuji Heavy Industries Ltd. (Automobiles)	84
8,211	Fujitsu Ltd. (IT Services)	58
1,000	Hino Motors Ltd. (Machinery)	13
400	Hitachi Chemical Co. Ltd. (Chemicals)	10
20,788	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	161
7,017	Honda Motor Co. Ltd. (Automobiles)	240
6,568	ITOCHU Corp. (Trading Companies & Distributors)	122
500	Japan Exchange Group, Inc. (Capital Markets)	9
6	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	11
4,500	Japan Tobacco, Inc. (Tobacco)	145
814	JSR Corp. (Chemicals)	16
14,349	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	93
4,000	Kajima Corp. (Construction & Engineering)	38
1,000	Kaneka Corp. (Chemicals)	9
3,996	KDDI Corp. (Wireless Telecommunication Services)	99
4,035	Komatsu Ltd. (Machinery)	146
2,081	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	20
1,528	Kuraray Co. Ltd. (Chemicals)	30
1,441	Kyocera Corp. (Electronic Equipment, Instruments & Components)	94

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
300	Lawson, Inc. (Food & Staples Retailing)	$20
910	Marui Group Co. Ltd. (Multiline Retail)	17
1,600	Mebuki Financial Group, Inc. (Banks)	7
6,517	Mitsubishi Corp. (Trading Companies & Distributors)	180
456	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	3
7,325	Mitsui & Co. Ltd. (Trading Companies & Distributors)	119
700	Mitsui Chemicals, Inc. (Chemicals)	22
40,531	Mizuho Financial Group, Inc. (Banks)	73
730	MS&AD Insurance Group Holdings, Inc. (Insurance)	25
1,030	NEC Corp. (Technology Hardware, Storage & Peripherals)	28
402	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	15
4	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	8
3,000	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	77
1,431	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	67
210	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	5
500	Nomura Research Institute Ltd. (IT Services)	23
3,066	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	73
2,900	Obayashi Corp. (Construction & Engineering)	35
900	OMRON Corp. (Electronic Equipment, Instruments & Components)	54
1,461	ORIX Corp. (Diversified Financial Services)	24
802	Osaka Gas Co. Ltd. (Gas Utilities)	15
300	OTSUKA Corp. (IT Services)	23
1,740	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	76
500	Park24 Co. Ltd. (Commercial Services & Supplies)	12
3,530	Resona Holdings, Inc. (Banks)	21
200	Sankyo Co. Ltd. (Leisure Products)	6
800	Sega Sammy Holdings, Inc. (Leisure Products)	10
1,245	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	29
2,610	Sekisui House Ltd. (Household Durables)	47
3,000	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	124
916	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	12
500	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	19
5,077	Sumitomo Corp. (Trading Companies & Distributors)	86
2,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	90
623	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	25
700	Sumitomo Rubber Industries Ltd. (Auto Components)	13
962	T&D Holdings, Inc. (Insurance)	16
800	Teijin Ltd. (Chemicals)	18
1,055	The Chiba Bank Ltd. (Banks)	9

Shares	Security Description	Value (000)
	Japan (continued)
600	The Chugoku Electric Power Company, Inc. (Electric Utilities)	$6
1,686	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	35
1,020	The Shizuoka Bank Ltd. (Banks)	11
1,143	Tokio Marine Holdings, Inc. (Insurance)	52
700	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	126
900	Tokyo Gas Co. Ltd. (Gas Utilities)	21
300	Toyoda Gosei Co. Ltd. (Auto Components)	8
4,780	Toyota Motor Corp. (Automobiles)	305
912	Toyota Tsusho Corp. (Trading Companies & Distributors)	37
825	USS Co. Ltd. (Specialty Retail)	18
2,600	Yamada Denki Co. Ltd. (Specialty Retail)	14
1,329	Yamaha Motor Co. Ltd. (Automobiles)	44
1,000	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	19

		4,275

	Jersey — 0.48%
8,269	WPP PLC (Media)	149

	Luxembourg — 0.11%
140	Millicom International Cellular SA (Wireless Telecommunication Services)	9
1,660	SES – FDR, Class – A (Media)	26

		35

	Netherlands — 1.31%
364	ABN AMRO Group N.V. (Banks)	12
1,467	AEGON N.V. (Insurance)	9
56	Franks International N.V. (Energy Equipment & Services)	—
3,315	ING Groep N.V. (Banks)	61
3,826	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	13
2,861	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	63
207	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	8
2,133	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	81
157	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	7
264	NN Group N.V. (Insurance)	12
265	Randstad Holding N.V. (Professional Services)	16
2,249	Unilever N.V. (Personal Products)	126

		408

	New Zealand — 0.14%
3,827	Fletcher Building Ltd. (Construction Materials)	20
2,835	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	6
6,903	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	18

		44

	Norway — 0.42%
245	Gjensidige Forsikring ASA (Insurance)	5
1,239	Marine Harvest ASA (Food Products)	21
3,705	Statoil ASA (Oil, Gas & Consumable Fuels)	79
1,127	Telenor ASA (Diversified Telecommunication Services)	24

		129

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Portugal — 0.13%
11,356	EDP – Energias de Portugal SA (Electric Utilities)	$39

	Singapore — 0.91%
10,282	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	21
9,827	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	14
10,575	CapitaMall Trust (Equity Real Estate Investment Trusts)	17
9,604	Oversea-Chinese Banking Corp. Ltd. (Banks)	89
4,700	SATS Ltd. (Transportation Infrastructure)	18
1,800	Singapore Exchange Ltd. (Capital Markets)	10
10,643	Singapore Press Holdings Ltd. (Media)	21
35,309	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	94

		284

	Spain — 1.41%
2,513	Abertis Infraestructuras SA (Transportation Infrastructure)	56
8,921	Banco Bilbao Vizcaya Argentaria SA (Banks)	76
1,350	Corporacion Mapfre (Insurance)	4
801	Enagas (Oil, Gas & Consumable Fuels)	23
567	Endesa (Electric Utilities)	12
614	Gas Natural SDG SA (Gas Utilities)	14
10,033	Iberdrola SA (Electric Utilities)	78
768	Red Electrica Corp. (Electric Utilities)	17
4,401	Repsol YPF SA (Oil, Gas & Consumable Fuels)	78
8,132	Telefonica SA (Diversified Telecommunication Services)	79

		437

	Sweden — 1.50%
3,980	Hennes & Mauritz AB, B Shares (Specialty Retail)	82
849	Hexagon AB (Electronic Equipment, Instruments & Components)	43
343	ICA Gruppen AB (Food & Staples Retailing)	12
5,164	Nordea Bank AB (Banks)	63
2,634	Skandinaviska Enskilda Banken AB, Class – A (Banks)	31
1,449	Skanska AB, B Shares (Construction & Engineering)	30
2,539	Svenska Handelsbanken AB, A Shares (Banks)	35
1,537	Swedbank AB, A Shares (Banks)	37
828	Tele2 AB, B Shares (Wireless Telecommunication Services)	10
14,416	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	95
6,075	TeliaSonera AB (Diversified Telecommunication Services)	27

		465

	Switzerland — 5.24%
15,129	ABB Ltd., Registered Shares (Electrical Equipment)	405
2,235	Adecco SA, Registered Shares (Professional Services)	171
264	Garmin Ltd. (Household Durables)	16
390	Kuehne & Nagel International Ltd. (Marine)	69
4,342	LafargeHolcim Ltd., Registered Shares (Construction Materials)	245

Shares	Security Description	Value (000)
	Switzerland (continued)
43	SGS SA, Registered Shares (Professional Services)	$112
329	Swiss Prime Site AG (Real Estate Management & Development)	30
1,354	Swiss Re AG (Insurance)	127
143	Swisscom AG (Diversified Telecommunication Services)	76
10,125	UBS Group AG (Capital Markets)	186
633	Zurich Financial Services AG (Insurance)	192

		1,629

	United Kingdom — 9.98%
704	Aon PLC (Insurance)	94
10,065	Aviva PLC (Insurance)	69
6,675	Barratt Developments PLC (Household Durables)	58
14,670	BHP Billiton PLC (Metals & Mining)	297
969	British American Tobacco PLC, ADR (Tobacco)	65
3,246	British Land Co. PLC (Equity Real Estate Investment Trusts)	30
27,839	BT Group PLC (Diversified Telecommunication Services)	102
4,086	Capita PLC (Professional Services)	22
19,144	Centrica PLC (Multi-Utilities)	35
3,833	Direct Line Insurance Group PLC (Insurance)	20
1,027	easyJet PLC (Airlines)	20
2,658	Hammerson PLC (Equity Real Estate Investment Trusts)	20
4,386	Imperial Tobacco Group PLC (Tobacco)	187
1,071	Investec PLC (Capital Markets)	8
33,176	ITV PLC (Media)	74
13,784	J Sainsbury PLC (Food & Staples Retailing)	45
2,452	Land Securities Group PLC (Equity Real Estate Investment Trusts)	33
16,843	Legal & General Group PLC (Insurance)	62
10,542	Marks & Spencer Group PLC (Multiline Retail)	45
11,629	National Grid PLC (Multi-Utilities)	138
956	Next PLC (Multiline Retail)	58
10,020	Pearson PLC (Media)	99
2,670	Persimmon PLC (Household Durables)	99
7,379	Rio Tinto PLC (Metals & Mining)	386
6,377	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	213
5,901	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	199
8,199	Royal Mail PLC (Air Freight & Logistics)	50
787	Severn Trent PLC (Water Utilities)	23
3,345	SSE PLC (Electric Utilities)	59
8,649	Standard Life PLC (Insurance)	51
21,544	Taylor Wimpey PLC (Household Durables)	60
509	TechnipFMC PLC (Energy Equipment & Services)	16
953	The Berkeley Group Holdings PLC (Household Durables)	54
2,233	United Utilities Group PLC (Water Utilities)	25
89,949	Vodafone Group PLC (Wireless Telecommunication Services)	284

		3,100

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States — 44.10%
1,508	3M Co. (Industrial Conglomerates)	$355
133	Aaron’s, Inc. (Specialty Retail)	5
1,528	Accenture PLC, Class – A (IT Services)	234
151	Advance Auto Parts, Inc. (Specialty Retail)	15
533	Air Products & Chemicals, Inc. (Chemicals)	87
395	Akamai Technologies, Inc. (Internet Software & Services) (a)	26
196	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	44
347	Alphabet, Inc., Class – A (Internet Software & Services) (a)	365
1,212	American Electric Power, Inc. (Electric Utilities)	89
1,732	Amgen, Inc. (Biotechnology)	301
720	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	62
889	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	79
194	ANSYS, Inc. (Software) (a)	29
670	Anthem, Inc. (Health Care Providers & Services)	150
2,066	Apple, Inc. (Technology Hardware, Storage & Peripherals)	350
342	Aqua America, Inc. (Water Utilities)	13
68	Arista Networks, Inc. (Communications Equipment) (a)	16
374	Arthur J. Gallagher & Co. (Insurance)	24
1,176	Automatic Data Processing, Inc. (IT Services)	138
82	AutoZone, Inc. (Specialty Retail) (a)	58
305	Avnet, Inc. (Electronic Equipment, Instruments & Components)	12
85	Bank of Hawaii Corp. (Banks)	7
521	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	112
388	Bed Bath & Beyond, Inc. (Specialty Retail)	9
181	Bemis Company, Inc. (Containers & Packaging)	9
729	Best Buy Co., Inc. (Specialty Retail)	50
79	Bio-Techne Corp. (Life Sciences Tools & Services)	10
79	Blue Buffalo Pet Products, Inc. (Food Products) (a)	3
274	Broadridge Financial Solutions, Inc. (IT Services)	25
223	Brown & Brown, Inc. (Insurance)	11
310	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	28
360	Campbell Soup Co. (Food Products)	17
791	Cardinal Health, Inc. (Health Care Providers & Services)	48
144	Carlisle Companies, Inc. (Industrial Conglomerates)	16
101	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	12
353	CDK Global, Inc. (Software)	25
696	Cerner Corp. (Health Care Technology) (a)	47
65	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	19
68	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	5
221	Cintas Corp. (Commercial Services & Supplies)	34
9,381	Cisco Systems, Inc. (Communications Equipment)	359
697	Citizens Financial Group, Inc. (Banks)	29

Shares	Security Description	Value (000)
	United States (continued)
341	Citrix Systems, Inc. (Software) (a)	$30
794	CME Group, Inc. (Capital Markets)	116
1,557	Cognizant Technology Solutions Corp. (IT Services)	111
2,225	Colgate-Palmolive Co. (Household Products)	168
182	Commerce Bancshares, Inc. (Banks)	10
554	Copart, Inc. (Commercial Services & Supplies) (a)	24
143	Crane Co. (Machinery)	13
2,447	CSX Corp. (Road & Rail)	135
177	Cullen/Frost Bankers, Inc. (Banks)	17
456	Cummins, Inc. (Machinery)	80
375	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	27
534	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	35
172	Dick’s Sporting Goods, Inc. (Specialty Retail)	5
143	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	9
557	Dollar Tree, Inc. (Multiline Retail) (a)	60
260	Donaldson Company, Inc. (Machinery)	13
355	Dover Corp. (Machinery)	36
451	Dr. Pepper Snapple Group, Inc. (Beverages)	44
72	Dril-Quip, Inc. (Energy Equipment & Services) (a)	3
180	DST Systems, Inc. (IT Services)	11
219	Eaton Vance Corp. (Capital Markets)	12
658	Ecolab, Inc. (Chemicals)	89
516	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	58
423	Expeditors International of Washington, Inc. (Air Freight & Logistics)	27
1,670	Express Scripts Holding Co. (Health Care Providers & Services) (a)	125
3,359	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	281
167	F5 Networks, Inc. (Communications Equipment) (a)	22
90	FactSet Research Systems, Inc. (Capital Markets)	17
610	Fastenal Co. (Trading Companies & Distributors)	33
345	First Republic Bank (Banks)	30
595	Fiserv, Inc. (IT Services) (a)	78
218	FleetCor Technologies, Inc. (IT Services) (a)	42
306	Fluor Corp. (Construction & Engineering)	16
139	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	1
876	Franklin Resources, Inc. (Capital Markets)	38
210	GameStop Corp., Class – A (Specialty Retail)	4
452	Gap, Inc. (Specialty Retail)	15
1,470	General Mills, Inc. (Food Products)	87
104	Genesee & Wyoming, Inc., Class – A (Road & Rail) (a)	8
349	Genuine Parts Co. (Distributors)	33
2,076	Halliburton Co. (Energy Equipment & Services)	102
373	Henry Schein, Inc. (Health Care Providers & Services) (a)	26
336	Hershey Co. (Food Products)	38
181	Hexcel Corp. (Aerospace & Defense)	11
599	Hormel Foods Corp. (Food Products)	22
134	Hubbell, Inc. (Electrical Equipment)	18

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
172	IDEX Corp. (Machinery)	$23
220	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	34
749	Illinois Tool Works, Inc. (Machinery)	124
8,292	Intel Corp. (Semiconductors & Semiconductor Equipment)	383
1,783	International Business Machines Corp. (IT Services)	274
173	International Flavors & Fragrances, Inc. (Chemicals)	26
684	Intuit, Inc. (Software)	108
68	IPG Photonics Corp. (Electronic Equipment, Instruments & Components) (a)	15
185	Jack Henry & Associates, Inc. (IT Services)	22
283	Jacobs Engineering Group, Inc. (Construction & Engineering)	18
92	John Wiley & Sons, Inc., Class – A (Media)	6
20	Juno Therapeutics, Inc. (Biotechnology) (a)	1
916	Kimberly-Clark Corp. (Household Products)	111
426	Kohl’s Corp. (Multiline Retail)	23
229	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	37
87	Landstar System, Inc. (Road & Rail)	9
172	Lincoln Electric Holdings, Inc. (Machinery)	16
646	LKQ Corp. (Distributors) (a)	26
49	LogMeln, Inc. (Internet Software & Services)	6
245	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	19
97	Lumentum Holdings, Inc. (Communications Equipment) (a)	5
1,319	Marsh & McLennan Companies, Inc. (Insurance)	107
2,277	MasterCard, Inc., Class – A (IT Services)	345
265	McCormick & Company, Inc. (Food Products)	27
2,107	McDonald’s Corp. (Hotels, Restaurants & Leisure)	363
577	McKesson Corp. (Health Care Providers & Services)	90
205	MEDNAX, Inc. (Health Care Providers & Services) (a)	11
63	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	39
4,367	Microsoft Corp. (Software)	374
365	Molson Coors Brewing Co., Class – B (Beverages)	30
37	Morningstar, Inc. (Capital Markets)	4
90	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	9
158	National Fuel Gas Co. (Gas Utilities)	9
209	National Instruments Corp. (Electronic Equipment, Instruments & Components)	9
871	National Oilwell Varco, Inc. (Energy Equipment & Services)	31
3,282	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	205
291	Nordstrom, Inc. (Multiline Retail)	14
758	Norfolk Southern Corp. (Road & Rail)	110
1,927	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	142
264	Oceaneering International, Inc. (Energy Equipment & Services)	6

Shares	Security Description	Value (000)
	United States (continued)
150	Old Dominion Freight Line, Inc. (Road & Rail)	$20
6,679	Oracle Corp. (Software)	316
159	Patterson Companies, Inc. (Health Care Providers & Services)	6
758	Paychex, Inc. (IT Services)	52
2,995	PayPal Holdings, Inc. (IT Services) (a)	220
2,775	PepsiCo, Inc. (Beverages)	333
1,376	Phillips 66 (Oil, Gas & Consumable Fuels)	139
127	Polaris Industries, Inc. (Leisure Products)	16
707	Praxair, Inc. (Chemicals)	110
320	Quest Diagnostics, Inc. (Health Care Providers & Services)	32
417	Red Hat, Inc. (Software) (a)	50
311	ResMed, Inc. (Health Care Equipment & Supplies)	26
310	Robert Half International, Inc. (Professional Services)	17
194	Rollins, Inc. (Commercial Services & Supplies)	9
244	Roper Industries, Inc. (Industrial Conglomerates)	63
990	Ross Stores, Inc. (Specialty Retail)	79
679	S&P Global, Inc. (Capital Markets)	115
312	SCANA Corp. (Multi-Utilities)	12
205	Scripps Networks Interactive, Class – A (Media)	18
135	Snap-on, Inc. (Machinery)	24
199	Sonoco Products Co. (Containers & Packaging)	10
142	Spirit Airlines, Inc. (Airlines) (a)	6
286	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	7
355	Stanley Black & Decker, Inc. (Machinery)	60
3,636	Starbucks Corp. (Hotels, Restaurants & Leisure)	209
1,462	Sysco Corp. (Food & Staples Retailing)	89
634	T. Rowe Price Group, Inc. (Capital Markets)	67
576	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	25
596	TD Ameritrade Holding Corp. (Capital Markets)	30
352	Teradata Corp. (IT Services) (a)	14
2,510	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	262
311	The Clorox Co. (Household Products)	46
6,484	The Coca-Cola Co. (Beverages)	297
67	The Dun & Bradstreet Corp. (Professional Services)	8
280	The J.M. Smucker Co. (Food Products)	35
1,473	The Kraft Heinz Co. (Food Products)	114
2,413	The Kroger Co. (Food & Staples Retailing)	66
34	The Madison Square Garden Co., Class – A (Media) (a)	7
132	The Middleby Corp. (Machinery) (a)	18
200	The Sherwin-Williams Co. (Chemicals)	82
2,284	The Southern Co. (Electric Utilities)	110
260	The Toro Co. (Machinery)	17
2,820	The Walt Disney Co. (Media)	303
254	Tiffany & Co. (Specialty Retail)	26
290	Tractor Supply Co. (Specialty Retail)	22
164	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	37
339	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods)^ (a)	5
341	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,112	Union Pacific Corp. (Road & Rail)	$283
791	V.F. Corp. (Textiles, Apparel & Luxury Goods)	59
76	Varex Imaging Corp. (Health Care Equipment & Supplies) (a)	3
225	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	25
196	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	7
3,167	Visa, Inc., Class – A (IT Services)	360
188	VMware, Inc., Class – A (Software) (a)	24
134	W.W. Grainger, Inc. (Trading Companies & Distributors)	32
213	Wabtec Corp. (Machinery)	17
3,815	Wal-Mart Stores, Inc. (Food & Staples Retailing)	377
181	Waters Corp. (Life Sciences Tools & Services) (a)	35
1,155	Western Union Co. (IT Services)	22
169	Williams-Sonoma, Inc. (Specialty Retail)	9
157	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	4
1,206	Xcel Energy, Inc. (Electric Utilities)	58
574	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	39

		13,706

	Total Common Stocks	30,779

	Preferred Stock — 0.03%
	Germany — 0.03%
104	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	9

	Total Preferred Stock	9

	Mutual Funds — 0.57%
1,658	Federated Treasury Obligations Fund, Institutional Shares, 1.13%^^ (b)	2
175,168	State Street Institutional Treasury Plus Money Market Fund, 1.15% (b)	175

	Total Mutual Funds	177

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.01%
$2	Jefferies LLC, 1.50%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $1,543 collateralized by U.S. Treasury Obligations, 1.44% – 2.84%, 5/15/18 – 2/15/47 fair value $1,573)^^	$2

	Total Repurchase Agreement	2

	Total Investments (cost $24,919) — 99.67%	30,967
	Other assets in excess of liabilities — 0.33%	103

	Net Assets — 100.00%	$31,070

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017, was $3 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2017.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2017.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Catholic SRI Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	53.48%	45.58%	99.06%
Preferred Stock	0.03%	—	0.03%
Mutual Funds	0.01%	0.56%	0.57%
Repurchase Agreement	—	0.01%	0.01%
Other Assets (Liabilities)	0.37%	-0.04%	0.33%

Total Net Assets	53.89%	46.11%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.35%
	Australia — 3.66%
145,922	AMP Ltd. (Diversified Financial Services)	$589
106,043	APA Group (Gas Utilities)	687
329,278	Aurizon Holdings Ltd. (Road & Rail)	1,269
173,190	AusNet Services (Electric Utilities)	243
221,916	Australia & New Zealand Banking Group Ltd. (Banks)	4,950
27,850	Bank of Queensland Ltd. (Banks)	275
34,426	Bendigo & Adelaide Bank Ltd. (Banks)	312
107,550	Coca-Cola Amatil Ltd. (Beverages)	712
130,692	Commonwealth Bank of Australia (Banks)	8,156
79,134	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	802
95,241	Dexus Property Group (Equity Real Estate Investment Trusts)	723
171,978	GPT Group (Equity Real Estate Investment Trusts)	684
108,060	Harvey Norman Holdings Ltd. (Multiline Retail)^	350
178,803	Insurance Australia Group Ltd. (Insurance)	1,007
16,233	Macquarie Group Ltd. (Capital Markets)	1,255
364,987	Mirvac Group (Equity Real Estate Investment Trusts)	667
199,075	National Australia Bank Ltd. (Banks)	4,571
103,826	QBE Insurance Group Ltd. (Insurance)	862
523,765	Scentre Group (Equity Real Estate Investment Trusts)	1,708
235,067	Stockland Trust Group (Equity Real Estate Investment Trusts)	820
94,808	Suncorp Group Ltd. (Insurance)	1,021
219,259	Sydney Airport (Transportation Infrastructure)	1,203
379,291	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,645
432,020	Telstra Corp. Ltd. (Diversified Telecommunication Services)	1,221
329,392	Vicinity Centres (Equity Real Estate Investment Trusts)	698
140,345	Wesfarmers Ltd. (Food & Staples Retailing)	4,852
144,231	Westfield Corp. (Equity Real Estate Investment Trusts)	1,065
250,332	Westpac Banking Corp. (Banks)	6,088

		48,435

	Austria — 0.07%
3,019	ANDRITZ AG (Machinery)	170
4,220	Erste Group Bank AG (Banks)	183
5,808	OMV AG (Oil, Gas & Consumable Fuels)	369
4,326	Voestalpine AG (Metals & Mining)	258

		980

	Belgium — 0.47%
5,940	Ageas (Insurance)	290
44,260	Anheuser-Busch InBev N.V. (Beverages)	4,940
7,334	Belgacom SA (Diversified Telecommunication Services)	241
2,084	Groupe Bruxelles Lambert SA (Diversified Financial Services)	225
6,348	KBC Groep N.V. (Banks)	541

		6,237

Shares	Security Description	Value (000)
	Bermuda — 0.04%
127,167	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	$499

	Brazil — 0.03%
57,187	Ambev SA, ADR (Beverages)	369

	Canada — 3.07%
12,570	Canadian Imperial Bank of Commerce (Banks)	1,226
53,168	Canadian Pacific Railway Ltd. (Road & Rail)	9,715
27,438	Canadian Pacific Railway Ltd. (Road & Rail)	5,014
845,277	Encana Corp. (Oil, Gas & Consumable Fuels)	11,279
196,909	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	6,363
339,200	Manulife Financial Corp. (Insurance)	7,077

		40,674

	Chile — 0.01%
2,794	Quimica y Minera Chile SA, ADR (Chemicals)	166

	China — 2.02%
25,211	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	4,347
43,900	Baidu, Inc., ADR (Internet Software & Services) (a)	10,283
18	China Literature Ltd. (Internet Software & Services) (a)(b)	—
4,841,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	6,951
5,324	NetEase, Inc., ADR (Internet Software & Services)	1,837
183,500	Ping An Insurance (Group) Company of China Ltd. (Insurance)	1,903
52,800	Sinopharm Group Co. (Health Care Providers & Services)	227
23,200	Tencent Holdings Ltd. (Internet Software & Services)	1,201

		26,749

	Curaçao — 0.13%
25,617	Schlumberger Ltd. (Energy Equipment & Services)	1,726

	Denmark — 1.06%
31,280	Danske Bank A/S (Banks)	1,218
1,233	Genmab A/S (Biotechnology) (a)	205
18,645	ISS A/S (Commercial Services & Supplies)	722
186,602	Novo Nordisk A/S, Class – B (Pharmaceuticals)	10,029
57,021	TDC A/S (Diversified Telecommunication Services)	350
4,678	Tryg A/S (Insurance)	117
20,415	Vestas Wind Systems A/S (Electrical Equipment)	1,411

		14,052

	Finland — 0.40%
17,194	Elisa Oyj (Diversified Telecommunication Services)	674
54,209	Fortum Oyj (Electric Utilities)	1,073
28,322	Nokian Renkaat Oyj (Auto Components)	1,284
41,510	Sampo Oyj, Class – A (Insurance)	2,278

		5,309

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France — 6.49%
106,514	AXA SA (Insurance)	$3,155
137,524	BNP Paribas (Banks)	10,229
30,709	Bouygues SA (Construction & Engineering)	1,593
78,210	Carrefour SA (Food & Staples Retailing)	1,686
7,591	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	460
9,181	CNP Assurances (Insurance)	212
62,580	Credit Agricole SA (Banks)	1,033
21,955	Eiffage SA (Construction & Engineering) (c)	2,403
397,530	ENGIE (Multi-Utilities)	6,833
24,786	Eutelsat Communications (Media)	574
2,328	Fonciere des Regions (Equity Real Estate Investment Trusts)	264
3,308	Gecina SA (Equity Real Estate Investment Trusts)	611
2,624	Icade (Equity Real Estate Investment Trusts)	258
15,617	Klepierre (Equity Real Estate Investment Trusts)	686
16,446	Lagardere SCA (Media)	527
51,100	Natixism SA (Banks)	404
139,993	Orange (Diversified Telecommunication Services)	2,426
28,246	Publicis Groupe (Media)	1,914
119,746	Sanofi-Aventis (Pharmaceuticals)	10,308
262,264	Schneider Electric SA (Electrical Equipment)	22,233
9,400	SCOR SE (Insurance)	378
3,817	Societe BIC SA (Commercial Services & Supplies)	419
43,413	Societe Generale (Banks)	2,238
26,231	Suez Environnement Co. (Multi-Utilities)	461
215,917	Total SA (Oil, Gas & Consumable Fuels)^	11,917
7,271	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	1,829
34,043	Veolia Environnement (Multi-Utilities)	868

		85,919

	Germany — 9.93%
47,211	Allianz SE (Insurance)	10,802
4,464	Axel Springer AG (Media)	348
190,922	BASF SE (Chemicals)	20,928
31,813	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	3,298
31,508	Beiersdorf AG (Personal Products)	3,693
90,198	Daimler AG, Registered Shares (Automobiles)	7,626
86,439	Deutsche Boerse AG (Capital Markets)	10,004
192,693	Deutsche Post AG (Air Freight & Logistics)	9,158
271,830	Deutsche Telekom AG (Diversified Telecommunication Services)	4,805
2,159	Drillisch AG (Wireless Telecommunication Services)	178
15,422	Evonik Industries AG (Chemicals)	579
2,102	Hannover Rueckversicherung AG (Insurance)	264
5,871	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	498
6,511	Innogy SE (Multi-Utilities)	255
91,022	Linde AG (Chemicals) (a)	21,256
3,340	MAN SE (Machinery)	382
16,774	Metro AG (Food & Staples Retailing) (a)	334

Shares	Security Description	Value (000)
	Germany (continued)
5,746	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	$1,241
24,579	ProSiebenSat.1 Media AG (Media)	844
160,017	SAP SE (Software)	17,900
15,152	Schaeffler AG (Auto Components)	267
54,911	Siemens AG (Industrial Conglomerates)	7,602
35,461	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	177
56,889	TUI AG (Hotels, Restaurants & Leisure)	1,178
22,256	Vonovia SE (Real Estate Management & Development)	1,103
61,610	Wirecard AG (IT Services)	6,847

		131,567

	Hong Kong — 2.72%
240,555	BOC Hong Kong (Holdings) Ltd. (Banks)	1,216
866,288	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,263
1,248,110	China Mobile Ltd. (Wireless Telecommunication Services)	12,621
248,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	3,114
61,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	528
130,093	CLP Holdings Ltd. (Electric Utilities)	1,331
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) (a)	—
198,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	484
47,806	Hang Seng Bank Ltd. (Banks)	1,186
112,520	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	740
246,573	HK Electric Investments Ltd. (Electric Utilities)	226
354,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	451
82,600	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	581
56,000	Hysan Development Co. (Real Estate Management & Development)	297
60,000	Kerry Properties Ltd. (Real Estate Management & Development)	270
1,022,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	560
525,483	New World Development Co. Ltd. (Real Estate Management & Development)	788
134,000	NWS Holdings Ltd. (Industrial Conglomerates)	241
394,000	PCCW Ltd. (Diversified Telecommunication Services)	229
128,724	Power Assets Holdings Ltd. (Electric Utilities)	1,085
255,205	Sino Land Co. Ltd. (Real Estate Management & Development)	451
353,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	315
136,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,269
51,708	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	478

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
102,400	Swire Properties Ltd. (Real Estate Management & Development)	$330
63,600	The Bank of East Asia Ltd. (Banks)	275
199,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,845
133,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	462
1,229,500	WH Group Ltd. (Food Products)	1,388

		36,024

	Indonesia — 0.07%
3,312,000	PT Bank Rakyat Indonesia Persero Tbk (Banks)	889

	Ireland (Republic of) — 0.69%
48,285	CRH PLC (Construction Materials)	1,738
92,652	Experian PLC (Professional Services)	2,042
59,919	Medtronic PLC (Health Care Equipment & Supplies)	4,838
4,257	Paddy Power PLC (Hotels, Restaurants & Leisure)	507

		9,125

	Israel — 0.32%
1,865	Azrieli Group (Real Estate Management & Development)	104
137,361	Bank Hapoalim Ltd. (Banks)	1,010
400,965	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	607
2,072	Elbit Systems Ltd. (Aerospace & Defense)	277
201,299	Israel Chemicals Ltd. (Chemicals)	816
27,000	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	512
45,186	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)	857

		4,183

	Italy — 2.11%
230,703	Assicurazioni Generali SpA (Insurance)	4,199
40,015	Atlantia SpA (Transportation Infrastructure)	1,261
250,904	Eni SpA (Oil, Gas & Consumable Fuels)	4,151
1,535,041	Intesa Sanpaolo SpA (Banks)	5,092
36,549	Intesa Sanpaolo SpA (Banks)	117
17,841	Mediobanca SpA (Banks)	202
20,881	Poste Italiane SpA (Insurance)^	157
235,607	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,154
337,775	Telecom Italia SpA (Diversified Telecommunication Services)	240
70,976	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	413
580,737	Unicredit SpA (Banks) (a)	10,831
42,893	UnipolSai SpA (Insurance)	100

		27,917

	Japan — 18.43%
3,600	ABC-Mart, Inc. (Specialty Retail)	206
4,361	AEON Credit Service Co. Ltd. (Consumer Finance)	101
20,300	Aisin Seiki Co. Ltd. (Auto Components)	1,137
40,500	Amada Holdings Co. Ltd. (Machinery)	550

Shares	Security Description	Value (000)
	Japan (continued)
4,916	Aozora Bank Ltd. (Banks)	$191
23,545	Asahi Glass Co. Ltd. (Building Products)	1,018
248,100	Astellas Pharma, Inc. (Pharmaceuticals)	3,152
8,180	Benesse Holdings, Inc. (Diversified Consumer Services)	288
75,911	Bridgestone Corp. (Auto Components)	3,514
28,000	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	688
61,500	CALBEE, Inc. (Food Products)	1,999
123,610	Canon, Inc. (Technology Hardware, Storage & Peripherals)	4,606
26,400	Casio Computer Co. Ltd. (Household Durables)	379
36,500	Chubu Electric Power Company, Inc. (Electric Utilities)	453
29,688	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	661
31,300	Daicel Corp. (Chemicals)	355
67,378	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,752
3,979	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	811
32,350	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,241
91	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	216
47,000	Daiwa Securities Group, Inc. (Capital Markets)	294
56,300	Denso Corp. (Auto Components)	3,373
110,600	East Japan Railway Co. (Road & Rail)	10,787
30,057	Eisai Co. Ltd. (Pharmaceuticals)	1,708
8,100	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	218
8,500	Fanuc Ltd. (Machinery)	2,039
72,698	Fuji Heavy Industries Ltd. (Automobiles)	2,305
220,000	Fujitsu Ltd. (IT Services)	1,559
33,886	Fukuoka Financial Group, Inc. (Banks)	190
28,600	Hino Motors Ltd. (Machinery)	369
12,000	Hitachi Chemical Co. Ltd. (Chemicals)	307
1,202,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	9,326
195,236	Honda Motor Co. Ltd. (Automobiles)	6,664
17,000	Iida Group Holdings Co. Ltd. (Household Durables)	320
69,700	Isuzu Motors Ltd. (Automobiles)	1,164
171,817	ITOCHU Corp. (Trading Companies & Distributors)	3,203
310,000	Japan Airlines Co. Ltd. (Airlines)	12,113
14,500	Japan Exchange Group, Inc. (Capital Markets)	252
17,500	Japan Post Bank Co. Ltd. (Banks)	227
66,600	Japan Post Holdings Co. Ltd. (Insurance)	763
51	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	162
77	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	366
159	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	291
265,012	Japan Tobacco, Inc. (Tobacco)	8,535
30,079	JS Group Corp. (Building Products)	813

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
22,454	JSR Corp. (Chemicals)	$441
27,400	JTEKT Corp. (Machinery)	470
367,357	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,361
100,000	Kajima Corp. (Construction & Engineering)	961
33,000	Kaneka Corp. (Chemicals)	301
554,500	KDDI Corp. (Wireless Telecommunication Services)	13,775
287,545	Komatsu Ltd. (Machinery)	10,393
53,900	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	517
41,784	Kuraray Co. Ltd. (Chemicals)	787
38,300	Kyocera Corp. (Electronic Equipment, Instruments & Components)	2,501
6,494	Lawson, Inc. (Food & Staples Retailing)	432
184,516	Marubeni Corp. (Trading Companies & Distributors)	1,334
23,800	Marui Group Co. Ltd. (Multiline Retail)	435
6,387	Maruichi Steel Tube Ltd. (Metals & Mining)	187
41,900	Mebuki Financial Group, Inc. (Banks)	177
160,100	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,752
174,245	Mitsubishi Corp. (Trading Companies & Distributors)	4,806
37,400	Mitsubishi Heavy Industries Ltd. (Machinery)	1,395
24,926	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	514
803,005	Mitsubishi UFJ Financial Group, Inc. (Banks)	5,845
12,000	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	71
192,688	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,126
20,700	Mitsui Chemicals, Inc. (Chemicals)	664
5,200	Mixi, Inc. (Internet Software & Services)	233
1,048,277	Mizuho Financial Group, Inc. (Banks)	1,896
20,400	MS&AD Insurance Group Holdings, Inc. (Insurance)	688
28,900	NEC Corp. (Technology Hardware, Storage & Peripherals)	779
12,400	Nintendo Co. Ltd. (Software)	4,466
85	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	416
10,084	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	384
114	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	241
81,400	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	2,080
39,800	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,871
272,054	Nissan Motor Co. Ltd. (Automobiles)	2,709
11,800	NOK Corp. (Auto Components)	275
6,811	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	152
241	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	299
15,400	Nomura Research Institute Ltd. (IT Services)	715
107,017	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,531

Shares	Security Description	Value (000)
	Japan (continued)
74,200	Obayashi Corp. (Construction & Engineering)	$896
7,200	OBIC Co. Ltd. (IT Services)	529
23,900	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,422
36,700	ORIX Corp. (Diversified Financial Services)	619
21,342	Osaka Gas Co. Ltd. (Gas Utilities)	410
6,000	OTSUKA Corp. (IT Services)	460
45,815	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,010
12,100	Park24 Co. Ltd. (Commercial Services & Supplies)	290
96,138	Resona Holdings, Inc. (Banks)	573
79,883	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	740
17,700	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,950
5,515	Sankyo Co. Ltd. (Leisure Products)	173
5,000	SBI Holdings, Inc. (Capital Markets)	104
21,700	Sega Sammy Holdings, Inc. (Leisure Products)	270
31,796	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	749
67,952	Sekisui House Ltd. (Household Durables)	1,226
84,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	3,501
25,200	Seven Bank Ltd. (Banks)	86
23,594	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)^	319
75,200	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	2,903
7,608	Sony Financial Holdings, Inc. (Insurance)	134
194,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,388
132,086	Sumitomo Corp. (Trading Companies & Distributors)	2,241
88,600	Sumitomo Electric Industries Ltd. (Auto Components)	1,494
60,624	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	2,774
203,748	Sumitomo Mitsui Financial Group, Inc. (Banks)	8,783
14,783	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	585
20,591	Sumitomo Rubber Industries Ltd. (Auto Components)	382
24,000	T&D Holdings, Inc. (Insurance)	410
283,011	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	16,026
21,500	Teijin Ltd. (Chemicals)	478
31,000	The Chiba Bank Ltd. (Banks)	257
15,442	The Chugoku Electric Power Company, Inc. (Electric Utilities)	166
44,700	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	919
39,200	The Kansai Electric Power Co., Inc. (Electric Utilities)	479
21,000	The Shizuoka Bank Ltd. (Banks)	216
13,600	The Yokohama Rubber Co. Ltd. (Auto Components)	332
25,200	Tohoku Electric Power Co., Inc. (Electric Utilities)	322
29,100	Tokio Marine Holdings, Inc. (Insurance)	1,324
20,300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,663

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
22,200	Tokyo Gas Co. Ltd. (Gas Utilities)	$508
7,500	Toyoda Gosei Co. Ltd. (Auto Components)	190
19,000	Toyota Industries Corp. (Auto Components)	1,218
165,000	Toyota Motor Corp. (Automobiles)	10,517
24,570	Toyota Tsusho Corp. (Trading Companies & Distributors)	987
13,627	Trend Micro, Inc. (Software)	771
184	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	265
24,700	USS Co. Ltd. (Specialty Retail)	523
17,800	West Japan Railway Co. (Road & Rail)	1,299
165,500	Yahoo Japan Corp. (Internet Software & Services)	758
70,100	Yamada Denki Co. Ltd. (Specialty Retail)^	386
33,800	Yamaha Motor Co. Ltd. (Automobiles)	1,107
26,700	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	510

		244,288

	Jersey — 0.75%
46,856	Ferguson PLC (Trading Companies & Distributors)	3,362
694,219	Glencore International PLC (Metals & Mining)	3,632
159,267	WPP PLC (Media)	2,877

		9,871

	Luxembourg — 0.24%
54,502	ArcelorMittal (Metals & Mining) (a)	1,768
5,224	Millicom International Cellular SA (Wireless Telecommunication Services)	353
3,597	RTL Group (Media)	289
46,189	SES – FDR, Class – A (Media)	721

		3,131

	Netherlands — 3.14%
11,460	ABN AMRO Group N.V. (Banks)	369
46,673	AEGON N.V. (Insurance)	297
29,665	Airbus Group N.V. (Aerospace & Defense)	2,948
129,180	Akzo Nobel N.V. (Chemicals)	11,333
16,456	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	2,861
597,707	ING Groep N.V. (Banks)	10,971
119,075	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	416
87,316	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,919
6,492	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	245
12,961	Koninklijke DSM N.V. (Chemicals)	1,238
67,591	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	2,552
4,891	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	214
8,132	NN Group N.V. (Insurance)	351
8,321	Randstad Holding N.V. (Professional Services)	511
94,858	Unilever N.V. (Personal Products)	5,340

		41,565

Shares	Security Description	Value (000)
	New Zealand — 0.13%
144,465	Fletcher Building Ltd. (Construction Materials)	$778
106,572	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	221
261,745	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	673

		1,672

	Norway — 0.37%
9,727	Gjensidige Forsikring ASA (Insurance)	184
46,397	Marine Harvest ASA (Food Products)	785
142,071	Statoil ASA (Oil, Gas & Consumable Fuels)	3,042
43,086	Telenor ASA (Diversified Telecommunication Services)	923

		4,934

	Portugal — 0.11%
425,776	EDP – Energias de Portugal SA (Electric Utilities)	1,474

	Russia — 0.11%
79,233	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	1,498

	Singapore — 0.81%
301,072	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	611
276,844	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	399
322,715	CapitaMall Trust (Equity Real Estate Investment Trusts)	514
565,100	ComfortDelGro Corp. Ltd. (Road & Rail)	835
832,800	Hutchison Port Holdings Trust (Transportation Infrastructure)	345
283,400	Oversea-Chinese Banking Corp. Ltd. (Banks)	2,619
152,600	SATS Ltd. (Transportation Infrastructure)	593
50,100	Singapore Exchange Ltd. (Capital Markets)	278
328,081	Singapore Press Holdings Ltd. (Media)	649
297,027	Singapore Tech Engineering (Aerospace & Defense)	723
1,029,779	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	2,747
284,580	Suntec REIT (Equity Real Estate Investment Trusts)	456

		10,769

	South Africa — 0.07%
3,118	Naspers Ltd. (Media)	867

	South Korea — 1.73%
553	LG Household & Health Care Ltd. (Personal Products)	614
4,827	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	11,470
43,533	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	10,859

		22,943

	Spain — 1.73%
94,256	Abertis Infraestructuras SA (Transportation Infrastructure)	2,097
5,393	Amadeus IT Holding SA, A Shares (IT Services)	388
341,819	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,904

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
653,867	CaixaBank SA (Banks)	$3,040
52,344	Corporacion Mapfre (Insurance)	168
29,955	Enagas (Oil, Gas & Consumable Fuels)	857
21,929	Endesa (Electric Utilities)	469
23,373	Gas Natural SDG SA (Gas Utilities)	539
66,094	Grifols SA, ADR (Biotechnology)	1,515
34,126	Grifols SA (Biotechnology)	998
380,674	Iberdrola SA (Electric Utilities)	2,946
44,414	Red Electrica Corp. (Electric Utilities)	997
165,258	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,917
309,742	Telefonica SA (Diversified Telecommunication Services)	3,016

		22,851

	Sweden — 1.69%
194,290	Alfa Laval AB (Machinery)	4,597
147,579	Hennes & Mauritz AB, B Shares (Specialty Retail)	3,054
32,360	Hexagon AB (Electronic Equipment, Instruments & Components)	1,624
12,861	ICA Gruppen AB (Food & Staples Retailing)	467
198,133	Nordea Bank AB (Banks)	2,400
99,436	Skandinaviska Enskilda Banken AB, Class – A (Banks)	1,168
53,906	Skanska AB, B Shares (Construction & Engineering)	1,117
99,166	Svenska Handelsbanken AB, A Shares (Banks)	1,356
60,093	Swedbank AB, A Shares (Banks)	1,450
31,211	Tele2 AB, B Shares (Wireless Telecommunication Services)	384
570,431	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	3,766
219,686	TeliaSonera AB (Diversified Telecommunication Services)	980

		22,363

	Switzerland — 9.36%
847,801	ABB Ltd., Registered Shares (Electrical Equipment)	22,714
29,245	Adecco SA, Registered Shares (Professional Services)	2,235
124,964	Aryzta AG (Food Products)	4,958
3,315	Baloise Holding AG, Registered Shares (Insurance)	515
123,650	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	11,202
126,836	Credit Suisse Group AG (Capital Markets)	2,263
9,480	Idorsia Ltd. (Biotechnology)	248
9,375	Kuehne & Nagel International Ltd. (Marine)	1,659
83,071	LafargeHolcim Ltd., Registered Shares (Construction Materials)	4,680
73,222	Nestle SA (Food Products)	6,297
276,668	Novartis AG, Registered Shares (Pharmaceuticals)	23,288
1,689	Pargesa Holding SA (Diversified Financial Services)	146
94,987	Roche Holding AG (Pharmaceuticals)	24,023
967	SGS SA, Registered Shares (Professional Services)	2,522
2,184	Swiss Life Holding AG (Insurance)	772

Shares	Security Description	Value (000)
	Switzerland (continued)
6,385	Swiss Prime Site AG (Real Estate Management & Development)	$590
21,496	Swiss Re AG (Insurance)	2,011
2,253	Swisscom AG (Diversified Telecommunication Services)	1,198
161,489	UBS Group AG (Capital Markets)	2,968
31,751	Zurich Financial Services AG (Insurance)	9,657

		123,946

	United Kingdom — 21.58%
9,366	Admiral Group PLC (Insurance)	253
27,424	Aon PLC (Insurance)	3,675
309,056	AstraZeneca PLC (Pharmaceuticals)	21,323
1,581,706	Aviva PLC (Insurance)	10,786
31,399	Babcock International Group PLC (Commercial Services & Supplies)	299
645,781	BAE Systems PLC (Aerospace & Defense)	4,989
1,252,516	Balfour Beatty PLC (Construction & Engineering)	5,009
5,743,019	Barclays PLC (Banks)	15,718
129,701	Barratt Developments PLC (Household Durables)	1,131
474,906	BHP Billiton PLC (Metals & Mining)	9,601
3,385,064	BP PLC (Oil, Gas & Consumable Fuels)	23,744
235,102	British American Tobacco PLC (Tobacco)	15,889
62,517	British Land Co. PLC (Equity Real Estate Investment Trusts)	582
519,959	BT Group PLC (Diversified Telecommunication Services)	1,907
86,883	Capita PLC (Professional Services)	469
126,472	Carnival PLC (Hotels, Restaurants & Leisure)	8,320
343,152	Centrica PLC (Multi-Utilities)	636
3,422,953	Cobham PLC (Aerospace & Defense) (a)	5,835
120,584	Coca-Cola European Partners PLC (Beverages)	4,805
753,184	ConvaTec Group PLC (Health Care Equipment & Supplies) (c)	2,076
146,372	Diageo PLC (Beverages)	5,364
65,386	Direct Line Insurance Group PLC (Insurance)	336
20,051	easyJet PLC (Airlines)	396
202,304	G4S PLC (Commercial Services & Supplies)	728
1,150,271	GlaxoSmithKline PLC (Pharmaceuticals)	20,366
51,057	Hammerson PLC (Equity Real Estate Investment Trusts)	377
979,553	HSBC Holdings PLC (Banks)	10,115
127,339	Imperial Tobacco Group PLC (Tobacco)	5,431
20,674	Investec PLC (Capital Markets)	149
442,922	ITV PLC (Media)	990
208,954	J Sainsbury PLC (Food & Staples Retailing)	680
47,300	Land Securities Group PLC (Equity Real Estate Investment Trusts)	642
288,974	Legal & General Group PLC (Insurance)	1,064
40,847	Liberty Global PLC, Class – A (Media) (a)	1,464
81,068	Liberty Global PLC, Class – C (Media) (a)	2,743
10,210,398	Lloyds Banking Group PLC (Banks)	9,361
28,055	London Stock Exchange Group (Capital Markets)	1,434

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
200,797	Marks & Spencer Group PLC (Multiline Retail)	$852
85,417	Micro Focus International PLC (Software)	2,902
218,725	National Grid PLC (Multi-Utilities)	2,578
18,381	Next PLC (Multiline Retail)	1,120
106,916	Pearson PLC (Media)	1,059
40,366	Persimmon PLC (Household Durables)	1,492
433,057	Prudential PLC (Insurance)	11,088
171,669	Rio Tinto PLC (Metals & Mining)	9,004
243,412	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	8,124
644,252	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	21,690
109,329	Royal Mail PLC (Air Freight & Logistics)	668
15,391	Severn Trent PLC (Water Utilities)	448
467,533	SSE PLC (Electric Utilities)	8,310
97,817	Standard Life PLC (Insurance)	575
418,103	Taylor Wimpey PLC (Household Durables)	1,165
16,377	The Berkeley Group Holdings PLC (Household Durables)	928
42,640	United Utilities Group PLC (Water Utilities)	478
4,698,052	Vodafone Group PLC (Wireless Telecommunication Services)	14,848

		286,016

	United States — 0.81%
641,080	AIA Group Ltd. (Insurance) (c)	5,453
2,874	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	3,361
13,549	WABCO Holdings, Inc. (Machinery) (a)	1,944

		10,758

	Total Common Stocks	1,249,766

	Preferred Stocks — 1.95%
	Germany — 1.95%
3,980	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	355
19,598	Henkel AG & Co. KGaA – Preferred (Household Products)	2,588
115,110	Volkswagen AG – Preferred (Automobiles)	22,862

	Total Preferred Stocks	25,805

Principal Amount (000)
	Time Deposit — 1.10%
$14,566	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.39%, 1/2/18	14,566

	Total Time Deposit	14,566

Shares	Security Description	Value (000)
	Mutual Funds —3.71%
16,690,925	Dreyfus Treasury Prime Cash Management Fund, 1.11% (d)	$16,691
6,547,527	Federated Treasury Obligations Fund, Institutional Shares, 1.13%^^ (d)	6,548
939,410	State Street Institutional Treasury Money Market Fund, 1.15% (d)	939
25,016,064	State Street Institutional Treasury Plus Money Market Fund, 1.15% (d)	25,016

	Total Mutual Funds	49,194

Principal Amount (000)
	Repurchase Agreement — 0.46%
$6,092	Jefferies LLC, 1.50%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $6,092,998 collateralized by U.S. Treasury Obligations, 1.44% – 2.84%, 5/15/18 – 2/15/47 fair value $6,213,823)^^	6,092

	Total Repurchase Agreement	6,092

	Total Investments (cost $1,116,832) — 101.57%	1,345,423
	Liabilities in excess of other assets — (1.57%)	(20,764)

	Net Assets — 100.00%	$1,324,659

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017, was $12,772 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2017.

(a)	Represents non-income producing security.

(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	The rate disclosed is the rate in effect on December 31, 2017.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	13.12%	47.55%	33.68%	—	—	94.35%
Preferred Stocks	0.19%	0.03%	1.73%	—	—	1.95%
Time Deposit	0.20%	—	0.90%	—	—	1.10%
Mutual Funds	—	1.76%	—	1.95%	0.00%	3.71%
Repurchase Agreement	—	0.46%	—	—	—	0.46%
Other Assets (Liabilities)	0.05%	-1.97%	0.07%	0.28%	0.00%	-1.57%

Total Net Assets	13.56%	47.83%	36.38%	2.23%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Mini MSCI EAFE Index Future	515	3/16/18	$52,330	$52,672	$342

			$52,330	$52,672	$342

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen Future	107	3/19/18	$11,923	$11,894	$(29)

			$11,923	$11,894	$(29)

	Total Unrealized Appreciation				$342
	Total Unrealized Depreciation				(29)

	Total Net Unrealized Appreciation/(Depreciation)				$313

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Short Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	5,993	Japanese Yen	676,932	Canaccord Capital	1/5/18	$(16)
U.S. Dollar	209	Japanese Yen	23,626	State Street Corporation	1/5/18	(1)
U.S. Dollar	419	Japanese Yen	47,409	Citibank	1/4/18	(2)

						$(19)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

Long Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen	8,789	U.S. Dollar	78	Citibank	1/9/18	$—
Japanese Yen	7,682	U.S. Dollar	68	State Street Corporation	1/5/18	—

						$—

				Total Unrealized Appreciation		$—
				Total Unrealized Depreciation		(19)

				Total Net Unrealized Appreciation/(Depreciation)		$(19)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.67%
	Australia — 4.78%
323,214	AMP Ltd. (Diversified Financial Services)	$1,304
239,635	APA Group (Gas Utilities)	1,554
249,808	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	4,600
749,286	Aurizon Holdings Ltd. (Road & Rail)	2,887
392,002	AusNet Services (Electric Utilities)	551
500,132	Australia & New Zealand Banking Group Ltd. (Banks)	11,155
63,250	Bank of Queensland Ltd. (Banks)	625
78,652	Bendigo & Adelaide Bank Ltd. (Banks)	714
46,464	BlueScope Steel Ltd. (Metals & Mining)	553
16,524	CIMIC Group Ltd. (Construction & Engineering)	661
247,084	Coca-Cola Amatil Ltd. (Beverages)	1,637
19,104	Cochlear Ltd. (Health Care Equipment & Supplies)	2,546
294,542	Commonwealth Bank of Australia (Banks)	18,379
175,268	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	1,776
56,729	CSL Ltd. (Biotechnology)	6,233
216,993	Dexus Property Group (Equity Real Estate Investment Trusts)	1,646
304,993	Fortescue Metals Group Ltd. (Metals & Mining)	1,154
390,469	GPT Group (Equity Real Estate Investment Trusts)	1,553
242,018	Harvey Norman Holdings Ltd. (Multiline Retail)^	785
398,129	Insurance Australia Group Ltd. (Insurance)	2,242
35,893	Macquarie Group Ltd. (Capital Markets)	2,776
819,506	Mirvac Group (Equity Real Estate Investment Trusts)	1,498
447,130	National Australia Bank Ltd. (Banks)	10,266
23,534	Newcrest Mining Ltd. (Metals & Mining)	419
204,298	Platinum Asset Management Ltd. (Capital Markets)	1,226
203,982	Qantas Airways Ltd. (Airlines)	800
232,035	QBE Insurance Group Ltd. (Insurance)	1,926
1,176,007	Scentre Group (Equity Real Estate Investment Trusts)	3,836
452,442	South32 Ltd. (Metals & Mining)	1,226
530,045	Stockland Trust Group (Equity Real Estate Investment Trusts)	1,849
213,613	Suncorp Group Ltd. (Insurance)	2,301
486,397	Sydney Airport (Transportation Infrastructure)	2,668
814,301	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	3,532
981,467	Telstra Corp. Ltd. (Diversified Telecommunication Services)	2,774
744,910	Vicinity Centres (Equity Real Estate Investment Trusts)	1,577
316,927	Wesfarmers Ltd. (Food & Staples Retailing)	10,956
158,728	Westfield Corp. (Equity Real Estate Investment Trusts)	1,172
561,889	Westpac Banking Corp. (Banks)	13,664

		127,021

Shares	Security Description	Value (000)
	Austria — 0.08%
7,461	ANDRITZ AG (Machinery)	$421
9,395	Erste Group Bank AG (Banks)	407
13,100	OMV AG (Oil, Gas & Consumable Fuels)	830
9,691	Voestalpine AG (Metals & Mining)	579

		2,237

	Belgium — 0.55%
14,111	Ageas (Insurance)	689
99,802	Anheuser-Busch InBev N.V. (Beverages)	11,141
17,501	Belgacom SA (Diversified Telecommunication Services)	574
4,931	Groupe Bruxelles Lambert SA (Diversified Financial Services)	532
13,894	KBC Groep N.V. (Banks)	1,184
13,899	Ontex Group N.V. (Personal Products)	460

		14,580

	Bermuda — 0.04%
282,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	1,109

	Brazil — 0.02%
89,723	Ambev SA, ADR (Beverages)	580

	Canada — 1.71%
13,798	Canadian Imperial Bank of Commerce (Banks)	1,345
58,465	Canadian Pacific Railway Ltd. (Road & Rail)	10,684
34,011	Canadian Pacific Railway Ltd. (Road & Rail)	6,216
930,305	Encana Corp. (Oil, Gas & Consumable Fuels)	12,413
216,659	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	7,001
373,300	Manulife Financial Corp. (Insurance)	7,788

		45,447

	China — 1.23%
31,644	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	5,456
48,400	Baidu, Inc., ADR (Internet Software & Services) (a)	11,336
23	China Literature Ltd. (Internet Software & Services) (a)(b)	—
5,327,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	7,649
29,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,760
6,996	NetEase, Inc., ADR (Internet Software & Services)	2,414
228,000	Ping An Insurance (Group) Company of China Ltd. (Insurance)	2,365
57,200	Sinopharm Group Co. (Health Care Providers & Services)	246
29,500	Tencent Holdings Ltd. (Internet Software & Services)	1,527

		32,753

	Curaçao — 0.08%
32,138	Schlumberger Ltd. (Energy Equipment & Services)	2,166

	Denmark — 1.49%
69,462	Danske Bank A/S (Banks)	2,704
1,547	Genmab A/S (Biotechnology) (a)	257
42,620	ISS A/S (Commercial Services & Supplies)	1,650
544,890	Novo Nordisk A/S, Class – B (Pharmaceuticals)	$29,286

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
130,288	TDC A/S (Diversified Telecommunication Services)	$801
11,853	Tryg A/S (Insurance)	297
67,432	Vestas Wind Systems A/S (Electrical Equipment)	4,660

		39,655

	Faroe Islands — 0.02%
11,980	Bakkafrost P/F (Food Products)	508

	Finland — 0.45%
38,858	Elisa Oyj (Diversified Telecommunication Services)	1,524
122,822	Fortum Oyj (Electric Utilities)	2,431
64,145	Nokian Renkaat Oyj (Auto Components)	2,909
92,852	Sampo Oyj, Class – A (Insurance)	5,095

		11,959

	France — 7.07%
65,540	Air France – KLM (Airlines) (a)	1,065
405,468	AXA SA (Insurance)	12,014
226,725	BNP Paribas (Banks)	16,865
69,330	Bouygues SA (Construction & Engineering)	3,597
175,914	Carrefour SA (Food & Staples Retailing)	3,792
17,051	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	1,034
21,244	CNP Assurances (Insurance)	490
248,784	Credit Agricole SA (Banks)	4,107
27,585	Eiffage SA (Construction & Engineering) (c)	3,019
582,085	ENGIE (Multi-Utilities)	10,006
55,977	Eutelsat Communications (Media)	1,296
14,049	Faurecia (Auto Components)	1,095
5,266	Fonciere des Regions (Equity Real Estate Investment Trusts)	596
7,476	Gecina SA (Equity Real Estate Investment Trusts)	1,380
6,085	Icade (Equity Real Estate Investment Trusts)	598
4,871	Ipsen SA (Pharmaceuticals)	580
50,425	Klepierre (Equity Real Estate Investment Trusts)	2,216
37,753	Lagardere SCA (Media)	1,209
121,344	Natixism SA (Banks)	958
314,982	Orange (Diversified Telecommunication Services)	5,458
111,246	Peugeot SA (Automobiles)	2,259
63,326	Publicis Groupe (Media)	4,292
9,118	Safran SA (Aerospace & Defense)	940
290,409	Sanofi-Aventis (Pharmaceuticals)	24,998
390,364	Schneider Electric SA (Electrical Equipment)	33,090
21,806	SCOR SE (Insurance)	876
8,814	Societe BIC SA (Commercial Services & Supplies)	969
170,111	Societe Generale (Banks)	8,769
60,500	Suez Environnement Co. (Multi-Utilities)	1,063
585,303	Total SA (Oil, Gas & Consumable Fuels)^	32,305
17,772	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	4,472

Shares	Security Description	Value (000)
	France (continued)
9,223	Valeo SA (Auto Components)	$687
76,217	Veolia Environnement (Multi-Utilities)	1,943

		188,038

	Germany — 9.18%
83,956	Allianz SE (Insurance)	19,211
10,085	Axel Springer AG (Media)	786
316,141	BASF SE (Chemicals)	34,656
9,977	Bayer AG (Pharmaceuticals)	1,240
71,651	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	7,428
38,948	Beiersdorf AG (Personal Products)	4,565
17,497	Continental AG (Auto Components)	4,704
37,365	Covestro AG (Chemicals)	3,847
200,917	Daimler AG, Registered Shares (Automobiles)	16,988
112,832	Deutsche Boerse AG (Capital Markets)	13,058
135,170	Deutsche Lufthansa AG, Registered Shares (Airlines)	4,963
343,818	Deutsche Post AG (Air Freight & Logistics)	16,341
619,679	Deutsche Telekom AG (Diversified Telecommunication Services)	10,953
4,866	Drillisch AG (Wireless Telecommunication Services)	401
85,782	E.ON AG (Multi-Utilities)	929
35,863	Evonik Industries AG (Chemicals)	1,347
4,678	Hannover Rueckversicherung AG (Insurance)	587
13,197	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	1,120
22,990	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	626
14,804	Innogy SE (Multi-Utilities)	579
106,287	Linde AG (Chemicals) (a)	24,820
7,509	MAN SE (Machinery)	859
38,024	Metro AG (Food & Staples Retailing) (a)	757
12,510	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	2,701
54,506	ProSiebenSat.1 Media AG (Media)	1,871
8,027	Rheinmetall AG (Industrial Conglomerates)	1,015
66,970	RWE AG (Multi-Utilities)	1,363
293,213	SAP SE (Software)	32,799
33,722	Schaeffler AG (Auto Components)	595
122,970	Siemens AG (Industrial Conglomerates)	17,024
7,108	Siltronic AG (Semiconductors & Semiconductor Equipment) (a)	1,028
75,824	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	379
130,007	TUI AG (Hotels, Restaurants & Leisure)	2,693
8,504	United Internet AG (Internet Software & Services)	583
50,632	Vonovia SE (Real Estate Management & Development)	2,508
76,967	Wirecard AG (IT Services)	8,553

		243,877

	Hong Kong — 2.71%
547,005	BOC Hong Kong (Holdings) Ltd. (Banks)	2,764
34,483	China Cord Blood Corp. (Health Care Providers & Services) (a)	343

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
1,004,827	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	$2,625
1,373,482	China Mobile Ltd. (Wireless Telecommunication Services)	13,889
130,500	CK Asset Holdings Limited (Real Estate Management & Development)	1,138
604,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	7,569
136,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	1,171
285,419	CLP Holdings Ltd. (Electric Utilities)	2,921
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) (a)	—
445,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,084
108,809	Hang Seng Bank Ltd. (Banks)	2,700
248,740	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,636
590,877	HK Electric Investments Ltd. (Electric Utilities)	541
787,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	1,003
186,900	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,315
130,000	Hysan Development Co. (Real Estate Management & Development)	690
142,000	Kerry Properties Ltd. (Real Estate Management & Development)	638
2,276,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	1,247
1,181,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,770
306,000	NWS Holdings Ltd. (Industrial Conglomerates)	551
890,000	PCCW Ltd. (Diversified Telecommunication Services)	517
286,538	Power Assets Holdings Ltd. (Electric Utilities)	2,415
581,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,029
784,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	701
303,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	5,044
115,826	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	1,072
231,200	Swire Properties Ltd. (Real Estate Management & Development)	746
146,600	The Bank of East Asia Ltd. (Banks)	634
441,826	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4,088
722,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	2,490
3,596,500	WH Group Ltd. (Food Products)	4,060
412,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development) (a)	2,741
113,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	806

		71,938

Shares	Security Description	Value (000)
	Indonesia — 0.04%
3,980,500	PT Bank Rakyat Indonesia Persero Tbk (Banks)	$1,068

	Ireland (Republic of) — 0.56%
105,913	CRH PLC (Construction Materials)	3,812
116,364	Experian PLC (Professional Services)	2,564
10,775	ICON PLC (Life Sciences Tools & Services) (a)	1,208
75,171	Medtronic PLC (Health Care Equipment & Supplies)	6,071
9,471	Paddy Power PLC (Hotels, Restaurants & Leisure)	1,127

		14,782

	Israel — 0.35%
4,209	Azrieli Group (Real Estate Management & Development)	236
308,142	Bank Hapoalim Ltd. (Banks)	2,266
921,945	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	1,396
4,565	Elbit Systems Ltd. (Aerospace & Defense)	611
460,271	Israel Chemicals Ltd. (Chemicals)	1,866
64,406	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	1,220
95,750	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)	1,813

		9,408

	Italy — 1.83%
388,727	Assicurazioni Generali SpA (Insurance)	7,074
91,068	Atlantia SpA (Transportation Infrastructure)	2,871
32,000	Banca Generali SpA (Capital Markets)	1,063
566,527	Eni SpA (Oil, Gas & Consumable Fuels)	9,374
3,169,936	Intesa Sanpaolo SpA (Banks)	10,516
90,039	Intesa Sanpaolo SpA (Banks)	287
40,960	Mediobanca SpA (Banks)	464
50,947	Poste Italiane SpA (Insurance)^	384
532,840	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	2,609
784,189	Telecom Italia SpA (Diversified Telecommunication Services)	556
161,307	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	938
655,635	Unicredit SpA (Banks)(a)	12,229
108,158	UnipolSai SpA (Insurance)	252

		48,617

	Japan — 19.93%
8,300	ABC-Mart, Inc. (Specialty Retail)	476
25,600	Adastria Co. Ltd. (Specialty Retail)	517
10,700	AEON Credit Service Co. Ltd. (Consumer Finance)	249
45,200	Aisin Seiki Co. Ltd. (Auto Components)	2,533
91,100	Amada Holdings Co. Ltd. (Machinery)	1,237
11,800	Aozora Bank Ltd. (Banks)	458
154,815	Asahi Glass Co. Ltd. (Building Products)	6,693
555,700	Astellas Pharma, Inc. (Pharmaceuticals)	7,060
19,249	Benesse Holdings, Inc. (Diversified Consumer Services)	677
169,500	Bridgestone Corp. (Auto Components)^	7,846

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
62,200	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	$1,529
76,000	CALBEE, Inc. (Food Products)	2,470
358,467	Canon, Inc. (Technology Hardware, Storage & Peripherals)	13,359
61,600	Casio Computer Co. Ltd. (Household Durables)	884
85,600	Chubu Electric Power Company, Inc. (Electric Utilities)	1,062
66,539	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,481
74,000	Daicel Corp. (Chemicals)	840
155,291	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	4,038
15,767	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	3,213
166,900	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	6,401
201	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	478
110,000	Daiwa Securities Group, Inc. (Capital Markets)	688
126,600	Denso Corp. (Auto Components)	7,585
134,700	East Japan Railway Co. (Road & Rail)	13,137
69,271	Eisai Co. Ltd. (Pharmaceuticals)	3,936
19,500	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	525
10,500	Fanuc Ltd. (Machinery)	2,519
21,700	Ferrotec Corp. (Semiconductors & Semiconductor Equipment)	440
162,794	Fuji Heavy Industries Ltd. (Automobiles)	5,163
634,000	Fujitsu Ltd. (IT Services)	4,495
82,000	Fukuoka Financial Group, Inc. (Banks)	459
124,500	HASEKO Corp. (Household Durables)	1,930
64,900	Hino Motors Ltd. (Machinery)	838
26,900	Hitachi Chemical Co. Ltd. (Chemicals)	689
2,182,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	16,930
439,824	Honda Motor Co. Ltd. (Automobiles)	15,012
40,400	Iida Group Holdings Co. Ltd. (Household Durables)	761
156,600	Isuzu Motors Ltd. (Automobiles)	2,615
388,268	ITOCHU Corp. (Trading Companies & Distributors)	7,239
39,000	ITOCHU Techno-Solutions Corp. (IT Services)	1,692
18,100	JAC Recruitment Co. Ltd. (Professional Services)	351
356,900	Japan Airlines Co. Ltd. (Airlines)	13,946
34,500	Japan Exchange Group, Inc. (Capital Markets)	599
42,400	Japan Post Bank Co. Ltd. (Banks)	551
153,500	Japan Post Holdings Co. Ltd. (Insurance)	1,758
107	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	340
165	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	784
339	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	621

Shares	Security Description	Value (000)
	Japan (continued)
458,982	Japan Tobacco, Inc. (Tobacco)	$14,783
69,945	JS Group Corp. (Building Products)	1,890
49,583	JSR Corp. (Chemicals)	974
63,100	JTEKT Corp. (Machinery)	1,081
937,118	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	6,023
228,000	Kajima Corp. (Construction & Engineering)	2,191
28,600	Kakaku.com, Inc. (Internet Software & Services)	483
14,100	Kanamoto Co. Ltd. (Trading Companies & Distributors)	436
78,000	Kaneka Corp. (Chemicals)	711
18,300	Kao Corp. (Personal Products)	1,237
812,000	KDDI Corp. (Wireless Telecommunication Services)	20,173
10,600	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	406
439,100	Komatsu Ltd. (Machinery)	15,872
126,200	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	1,211
94,829	Kuraray Co. Ltd. (Chemicals)	1,786
85,000	Kyocera Corp. (Electronic Equipment, Instruments & Components)	5,550
42,600	Kyushu Electric Power Co., Inc. (Electric Utilities)	446
15,126	Lawson, Inc. (Food & Staples Retailing)	1,005
90,000	Maeda Corp. (Construction & Engineering)	1,239
419,331	Marubeni Corp. (Trading Companies & Distributors)	3,032
37,700	Maruha Nichiro Corp. (Food Products)	1,137
56,400	Marui Group Co. Ltd. (Multiline Retail)	1,031
15,277	Maruichi Steel Tube Ltd. (Metals & Mining)	446
97,800	Mebuki Financial Group, Inc. (Banks)	413
533,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	5,835
389,140	Mitsubishi Corp. (Trading Companies & Distributors)	10,731
84,700	Mitsubishi Heavy Industries Ltd. (Machinery)	3,159
55,843	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,151
2,603,482	Mitsubishi UFJ Financial Group, Inc. (Banks)	18,950
25,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	153
435,726	Mitsui & Co. Ltd. (Trading Companies & Distributors)	7,070
46,800	Mitsui Chemicals, Inc. (Chemicals)	1,501
11,900	Mixi, Inc. (Internet Software & Services)	533
2,370,392	Mizuho Financial Group, Inc. (Banks)	4,286
37,500	Morinaga Milk Industry Co. Ltd. (Food Products)	1,698
77,800	MS&AD Insurance Group Holdings, Inc. (Insurance)	2,625
64,900	NEC Corp. (Technology Hardware, Storage & Peripherals)	1,748
15,600	Nintendo Co. Ltd. (Software)	5,619
188	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	919
126,500	Nippon Denko Co. Ltd. (Metals & Mining)^	526

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
22,600	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	$860
91,800	Nippon Light Metal Holdings Co. (Metals & Mining)	261
244	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	516
6,500	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	484
204,200	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	5,218
154,500	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	7,265
53,000	Nishimatsu Construction Co. Ltd. (Construction & Engineering)	1,483
973,879	Nissan Motor Co. Ltd. (Automobiles)	9,697
26,900	NOK Corp. (Auto Components)	626
189,300	Nomura Holdings, Inc. (Capital Markets)	1,110
16,800	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	375
538	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	668
33,100	Nomura Research Institute Ltd. (IT Services)	1,537
288,470	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	6,821
166,200	Obayashi Corp. (Construction & Engineering)	2,008
16,300	OBIC Co. Ltd. (IT Services)	1,197
51,100	OMRON Corp. (Electronic Equipment, Instruments & Components)	3,040
254,100	ORIX Corp. (Diversified Financial Services)	4,284
47,795	Osaka Gas Co. Ltd. (Gas Utilities)	919
13,600	OTSUKA Corp. (IT Services)	1,042
103,881	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	4,557
29,100	Park24 Co. Ltd. (Commercial Services & Supplies)	697
89,200	Penta-Ocean Construction Co. Ltd. (Construction & Engineering)	665
174,000	Prima Meat Packers Ltd. (Food Products)	1,276
215,985	Resona Holdings, Inc. (Banks)	1,287
180,000	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,668
22,200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,446
13,504	Sankyo Co. Ltd. (Leisure Products)	425
113,000	SBI Holdings, Inc. (Capital Markets)	2,354
51,200	Sega Sammy Holdings, Inc. (Leisure Products)	635
71,069	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	1,673
152,865	Sekisui House Ltd. (Household Durables)	2,757
190,800	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	7,905
54,100	Seven Bank Ltd. (Banks)	185
19,300	Shionogi & Co. Ltd. (Pharmaceuticals)	1,043
54,700	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)^	740
160,800	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	6,207
19,200	Sony Financial Holdings, Inc. (Insurance)	339
36,300	Start Today Co. Ltd. (Internet & Direct Marketing Retail)	1,102

Shares	Security Description	Value (000)
	Japan (continued)
425,000	Sumitomo Chemical Co. Ltd. (Chemicals)	$3,042
300,100	Sumitomo Corp. (Trading Companies & Distributors)	5,091
200,500	Sumitomo Electric Industries Ltd. (Auto Components)	3,380
76,089	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	3,482
292,323	Sumitomo Mitsui Financial Group, Inc. (Banks)	12,602
33,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,322
48,331	Sumitomo Rubber Industries Ltd. (Auto Components)^	896
54,800	T&D Holdings, Inc. (Insurance)	935
10,800	Taisei Corp. (Construction & Engineering)	537
411,385	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	23,294
121,500	Teijin Ltd. (Chemicals)	2,700
75,000	The Chiba Bank Ltd. (Banks)	622
35,700	The Chugoku Electric Power Company, Inc. (Electric Utilities)	383
101,900	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	2,095
87,200	The Kansai Electric Power Co., Inc. (Electric Utilities)	1,067
53,000	The Shizuoka Bank Ltd. (Banks)	546
31,300	The Yokohama Rubber Co. Ltd. (Auto Components)	765
15,900	THK Co. Ltd. (Machinery)	594
57,000	Tohoku Electric Power Co., Inc. (Electric Utilities)	728
65,700	Tokio Marine Holdings, Inc. (Insurance)	2,989
55,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	10,013
51,000	Tokyo Gas Co. Ltd. (Gas Utilities)	1,166
112,300	Toyo Construction Co. Ltd. (Construction & Engineering)	655
32,500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	522
17,500	Toyoda Gosei Co. Ltd. (Auto Components)	444
42,200	Toyota Industries Corp. (Auto Components)	2,705
368,800	Toyota Motor Corp. (Automobiles)	23,507
55,600	Toyota Tsusho Corp. (Trading Companies & Distributors)	2,234
30,600	Trend Micro, Inc. (Software)	1,732
392	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	564
56,700	USS Co. Ltd. (Specialty Retail)	1,200
1,500	V Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	242
40,700	West Japan Railway Co. (Road & Rail)	2,970
372,700	Yahoo Japan Corp. (Internet Software & Services)	1,708
160,200	Yamada Denki Co. Ltd. (Specialty Retail)^	882
76,600	Yamaha Motor Co. Ltd. (Automobiles)	2,510
36,600	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	1,604
60,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	1,148

		529,412

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jersey — 0.57%
57,953	Ferguson PLC (Trading Companies & Distributors)	$4,158
870,949	Glencore International PLC (Metals & Mining)	4,558
360,215	WPP PLC (Media)	6,506

		15,222

	Luxembourg — 0.25%
59,979	ArcelorMittal (Metals & Mining) (a)	1,946
259,046	B&M European Value Retail SA (Multiline Retail)	1,478
11,952	Millicom International Cellular SA (Wireless Telecommunication Services)	807
8,255	RTL Group (Media)	663
108,752	SES – FDR, Class – A (Media)	1,697

		6,591

	Netherlands — 2.94%
25,934	ABN AMRO Group N.V. (Banks)	836
308,126	AEGON N.V. (Insurance)	1,957
36,783	Airbus Group N.V. (Aerospace & Defense)	3,655
146,350	Akzo Nobel N.V. (Chemicals)	12,840
20,346	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	3,537
829,456	ING Groep N.V. (Banks)	15,224
270,919	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	946
203,168	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	4,466
14,699	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	554
29,083	Koninklijke DSM N.V. (Chemicals)	2,778
152,537	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	5,759
11,150	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	488
18,787	NN Group N.V. (Insurance)	813
18,886	Randstad Holding N.V. (Professional Services)	1,159
23,970	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	523
355,015	Unilever N.V. (Personal Products)	19,985
49,674	Wolters Kluwer N.V. (Professional Services)	2,589

		78,109

	New Zealand — 0.17%
133,912	A2 Milk Co. Ltd. (Food Products) (a)	766
326,237	Fletcher Building Ltd. (Construction Materials)	1,756
241,717	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	501
588,304	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	1,513

		4,536

	Norway — 0.73%
43,833	Aker BP ASA (Oil, Gas & Consumable Fuels)	1,080
23,283	Gjensidige Forsikring ASA (Insurance)	439
106,579	Marine Harvest ASA (Food Products)	1,803
16,472	Salmar ASA (Food Products)	495
589,958	Statoil ASA (Oil, Gas & Consumable Fuels)	12,635
136,508	Telenor ASA (Diversified Telecommunication Services)	2,923

		19,375

Shares	Security Description	Value (000)
	Portugal — 0.16%
966,178	EDP – Energias de Portugal SA (Electric Utilities)	$3,344
47,095	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	915

		4,259

	Russia — 0.07%
99,473	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	1,881

	Singapore — 1.06%
692,600	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,406
605,809	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	873
741,600	CapitaMall Trust (Equity Real Estate Investment Trusts)	1,180
1,240,900	ComfortDelGro Corp. Ltd. (Road & Rail)	1,834
1,887,000	Hutchison Port Holdings Trust (Transportation Infrastructure)	781
642,300	Oversea-Chinese Banking Corp. Ltd. (Banks)	5,935
347,700	SATS Ltd. (Transportation Infrastructure)	1,352
115,900	Singapore Exchange Ltd. (Capital Markets)	644
759,547	Singapore Press Holdings Ltd. (Media)	1,503
667,400	Singapore Tech Engineering (Aerospace & Defense)	1,624
2,300,310	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	6,135
677,180	Suntec REIT (Equity Real Estate Investment Trusts)	1,086
100,100	United Overseas Bank Ltd. (Banks)	1,974
92,500	United Overseas Land Ltd. (Real Estate Management & Development)	612
84,200	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	1,286

		28,225

	South Africa — 0.04%
3,914	Naspers Ltd. (Media)	1,088

	South Korea — 0.98%
713	LG Household & Health Care Ltd. (Personal Products)	792
5,467	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	12,991
49,262	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	12,288

		26,071

	Spain — 1.96%
214,415	Abertis Infraestructuras SA (Transportation Infrastructure)	4,770
6,769	Amadeus IT Holding SA, A Shares (IT Services)	487
955,465	Banco Bilbao Vizcaya Argentaria SA (Banks)	8,119
725,921	Banco Santander SA (Banks)	4,759
719,710	CaixaBank SA (Banks)	3,345
111,909	Corporacion Mapfre (Insurance)	359
68,264	Enagas (Oil, Gas & Consumable Fuels)	1,952
48,426	Endesa (Electric Utilities)	1,036
52,062	Gas Natural SDG SA (Gas Utilities)	1,201
83,002	Grifols SA, ADR (Biotechnology)	1,903
42,835	Grifols SA (Biotechnology)	1,252

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
854,221	Iberdrola SA (Electric Utilities)	$6,611
14,258	Industria de Diseno Textil SA (Specialty Retail)	496
82,633	Red Electrica Corp. (Electric Utilities)	1,855
371,971	Repsol YPF SA (Oil, Gas & Consumable Fuels)	6,567
768,014	Telefonica SA (Diversified Telecommunication Services)	7,478

		52,190

	Sweden — 2.00%
210,384	Alfa Laval AB (Machinery)	4,978
6,763	Atlas Copco AB (Machinery)	292
102,692	Electrolux AB, B Shares (Household Durables)	3,308
335,292	Hennes & Mauritz AB, B Shares (Specialty Retail)	6,938
72,241	Hexagon AB (Electronic Equipment, Instruments & Components)	3,625
46,022	Husqvarna AB (Household Durables)	438
28,999	ICA Gruppen AB (Food & Staples Retailing)	1,054
443,987	Nordea Bank AB (Banks)	5,377
74,195	Sandvik AB (Machinery)	1,299
224,294	Skandinaviska Enskilda Banken AB, Class – A (Banks)	2,635
122,052	Skanska AB, B Shares (Construction & Engineering)	2,530
222,556	Svenska Handelsbanken AB, A Shares (Banks)	3,043
135,336	Swedbank AB, A Shares (Banks)	3,266
72,088	Tele2 AB, B Shares (Wireless Telecommunication Services)	886
1,258,694	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	8,310
493,166	TeliaSonera AB (Diversified Telecommunication Services)	2,199
163,446	Volvo AB, B Shares (Machinery)	3,045

		53,223

	Switzerland — 8.58%
1,353,356	ABB Ltd., Registered Shares (Electrical Equipment)	36,257
99,034	Adecco SA, Registered Shares (Professional Services)	7,570
148,712	Aryzta AG (Food Products)	5,900
7,418	Baloise Holding AG, Registered Shares (Insurance)	1,153
136,109	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	12,330
267,363	Credit Suisse Group AG (Capital Markets)	4,770
11,893	Idorsia Ltd. (Biotechnology)	311
21,177	Kuehne & Nagel International Ltd. (Marine)	3,748
186,779	LafargeHolcim Ltd., Registered Shares (Construction Materials)	10,522
22,339	Logitech International S.A. (Technology Hardware, Storage & Peripherals)	753
154,954	Nestle SA (Food Products)	13,326
484,419	Novartis AG, Registered Shares (Pharmaceuticals)	40,776

Shares	Security Description	Value (000)
	Switzerland (continued)
3,808	Pargesa Holding SA (Diversified Financial Services)	$330
2,489	Partners Group Holding AG (Capital Markets)	1,706
199,138	Roche Holding AG (Pharmaceuticals)	50,365
2,267	Roche Holding AG (Pharmaceuticals)	572
2,185	SGS SA, Registered Shares (Professional Services)	5,698
7,985	Swiss Life Holding AG (Insurance)	2,823
14,272	Swiss Prime Site AG (Real Estate Management & Development)	1,319
47,633	Swiss Re AG (Insurance)	4,456
5,104	Swisscom AG (Diversified Telecommunication Services)	2,715
361,268	UBS Group AG (Capital Markets)	6,639
46,446	Zurich Financial Services AG (Insurance)	14,126

		228,165

	United Kingdom — 18.54%
89,665	Admiral Group PLC (Insurance)	2,418
34,401	Aon PLC (Insurance)	4,610
52,482	Ashtead Group PLC (Trading Companies & Distributors)	1,407
40,825	Associated British Foods PLC (Food Products)	1,554
544,396	AstraZeneca PLC (Pharmaceuticals)	37,558
1,967,169	Aviva PLC (Insurance)	13,415
70,908	Babcock International Group PLC (Commercial Services & Supplies)	675
1,233,811	BAE Systems PLC (Aerospace & Defense)	9,531
1,378,420	Balfour Beatty PLC (Construction & Engineering)	5,512
6,321,140	Barclays PLC (Banks)	17,300
291,421	Barratt Developments PLC (Household Durables)	2,542
850,249	BHP Billiton PLC (Metals & Mining)	17,189
5,458,323	BP PLC (Oil, Gas & Consumable Fuels)	38,283
258,766	British American Tobacco PLC (Tobacco)	17,489
142,533	British Land Co. PLC (Equity Real Estate Investment Trusts)	1,327
1,195,953	BT Group PLC (Diversified Telecommunication Services)	4,386
185,978	Capita PLC (Professional Services)	1,005
167,522	Carnival PLC (Hotels, Restaurants & Leisure)	11,021
1,331,252	Centrica PLC (Multi-Utilities)	2,467
3,767,686	Cobham PLC (Aerospace & Defense) (a)	6,424
149,679	Coca-Cola European Partners PLC (Beverages)	5,964
946,092	ConvaTec Group PLC (Health Care Equipment & Supplies)(c)	2,609
73,116	Crest Nicholson Holdings PLC (Household Durables)	538
155,531	Diageo PLC (Beverages)	5,700
148,135	Direct Line Insurance Group PLC (Insurance)	762
44,929	easyJet PLC (Airlines)	888
271,790	Evraz PLC (Metals & Mining)	1,247
41,800	Fevertree Drinks PLC (Beverages)	1,285

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
456,666	G4S PLC (Commercial Services & Supplies)	$1,644
1,925,469	GlaxoSmithKline PLC (Pharmaceuticals)	34,092
116,141	Hammerson PLC (Equity Real Estate Investment Trusts)	857
32,618	Hargreaves Lansdown PLC (Capital Markets)	792
137,575	Howden Joinery Group PLC (Trading Companies & Distributors)	866
2,204,766	HSBC Holdings PLC (Banks)	22,767
300,560	Imperial Tobacco Group PLC (Tobacco)	12,818
369,037	International Consolidated Airlines Group SA (Airlines)	3,198
46,795	Investec PLC (Capital Markets)	337
243,392	IQE PLC (Semiconductors & Semiconductor Equipment)^ (a)	450
1,019,175	ITV PLC (Media)	2,277
467,568	J Sainsbury PLC (Food & Staples Retailing)	1,522
107,269	Land Securities Group PLC (Equity Real Estate Investment Trusts)	1,457
648,242	Legal & General Group PLC (Insurance)	2,386
51,269	Liberty Global PLC, Class – A (Media) (a)	1,837
100,216	Liberty Global PLC, Class – C (Media) (a)	3,391
18,934,428	Lloyds Banking Group PLC (Banks)	17,359
35,244	London Stock Exchange Group (Capital Markets)	1,802
456,187	Marks & Spencer Group PLC (Multiline Retail)	1,935
94,011	Micro Focus International PLC (Software)	3,195
496,944	National Grid PLC (Multi-Utilities)	5,857
41,385	Next PLC (Multiline Retail)	2,522
241,480	Pearson PLC (Media)	2,392
134,154	Persimmon PLC (Household Durables)	4,959
495,654	Prudential PLC (Insurance)	12,691
78,091	Redrow PLC (Household Durables)	690
386,466	Rio Tinto PLC (Metals & Mining)	20,270
852,832	Royal Bank of Scotland Group PLC (Banks) (a)	3,197
730,390	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	24,378
979,042	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	32,962
250,564	Royal Mail PLC (Air Freight & Logistics)	1,531
34,274	Severn Trent PLC (Water Utilities)	999
107,252	Smith & Nephew PLC (Health Care Equipment & Supplies)	1,855
784,952	SSE PLC (Electric Utilities)	13,952
128,282	SSP Group PLC (Hotels, Restaurants & Leisure)	1,178
223,446	Standard Life PLC (Insurance)	1,314
1,382,345	Taylor Wimpey PLC (Household Durables)	3,851
36,929	The Berkeley Group Holdings PLC (Household Durables)	2,092
97,632	United Utilities Group PLC (Water Utilities)	1,093
7,634,994	Vodafone Group PLC (Wireless Telecommunication Services)	24,130
11,046	Whitbread PLC (Hotels, Restaurants & Leisure)	596

		492,597

Shares	Security Description	Value (000)
	United States — 0.50%
798,318	AIA Group Ltd. (Insurance) (c)	$6,791
3,566	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	4,170
16,607	WABCO Holdings, Inc. (Machinery) (a)	2,383

		13,344

	Total Common Stocks	2,410,031

	Preferred Stocks — 1.11%
	Chile — 0.01%
3,451	Quimica y Minera Chile SA – Preferred, ADR (Chemicals)	205

	Germany — 1.10%
8,923	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	796
24,598	Henkel AG & Co. KGaA – Preferred (Household Products)	3,248
126,697	Volkswagen AG – Preferred (Automobiles)	25,163

		29,207

	Total Preferred Stocks	29,412

Principal Amount (000)
	Time Deposit — 0.67%
$17,818	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.39%, 1/2/18	17,818

	Total Time Deposit	17,818

Shares
	Mutual Funds — 8.53%
140,415	Aberdeen Japan Investment Trust PLC	1,217
111,639	Aberdeen Singapore Fund, Inc.	1,387
113,000	Alliance Trust PLC	1,137
255,692	Biotech Growth Trust PLC (The)	2,718
422,960	BlackRock Greater Europe Investment Trust PLC	1,930
249,198	British Empire Trust PLC	2,437
342,709	Dreyfus Treasury Prime Cash Management Fund, 1.11% (d)	343
753,255	Dunedin Income Growth Investment Trust PLC	2,646
475,000	Edinburgh Dragon Trust PLC	2,400
444,214	Edinburgh Investment Trust PLC	4,207
224,896	European Investment Trust PLC	2,887
20,182,598	Federated Treasury Obligations Fund, Institutional Shares, 1.13%^^ (d)	20,183
1,765,855	Fidelity European Values PLC	5,404
120,000	Foreign & Colonial Investment Trust PLC	1,047
437,142	Henderson Alternative Strategies Trust PLC	1,782
56,745	Henderson EuroTrust PLC	927
411,690	Japan Smaller Capitalization Fund	4,862
217,585	JPMorgan European Investment Trust PLC – Growth	960
828,689	JPMorgan European Smaller Companies Trust PLC	4,684

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Mutual Funds (continued)
847,001	JPMorgan Japan Smaller Companies Investment Trust	$4,996
1,223,525	JPMorgan Japanese Investment Trust PLC	7,238
375,000	Lazard World Trust Fund	1,929
390,497	Martin Currie Asia Unconstrained Trust PLC	2,128
170,843	Montanaro European Smaller Companies Trust PLC	1,875
471,118	Neuberger Berman MLP Income Fund, Inc.	4,419
72,064	New Germany Fund, Inc. (The)	1,402
25,690	New Ireland Fund, Inc. (The)	322
855,347	Oakley Capital Investments Ltd.	1,894
825,000	Perpetual Income & Growth Investment Trust	4,243
175,573	Pershing Square Holdings Ltd.	2,407
595,601	PM Capital Global Opportunities Fund Ltd.	571
2,007,053	Polar Capital Global Financials Trust PLC	3,928
111,349	Riverstone Energy Ltd.	1,856
1,206,429	Schroder Japan Growth Fund PLC	3,644
1,100,700	Schroder UK Growth Fund PLC	2,623
131,975	Scottish Investment Trust PLC	1,555
2,872,459	SSgA U.S. Government Money Market Fund, 0.95% (d)	2,872
7,683,400	State Street Institutional Treasury Money Market Fund, 1.15% (d)	7,683
103,708,926	State Street Institutional Treasury Plus Money Market Fund, 1.15% (d)	103,709
122,203	Swiss Helvetia Fund, Inc.	1,559
32,406	Tekla Healthcare Investors Fund	731

	Total Mutual Funds	226,742

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.71%
$18,778	Jefferies LLC, 1.50%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $18,781,522 collateralized by U.S. Treasury Obligations, 1.44% – 2.84%, 5/15/18 – 2/15/47 fair value $19,153,960)^^	$18,778

	Total Repurchase Agreement	18,778

	Total Investments (cost $2,295,132) — 101.69%	2,702,781
	Liabilities in excess of other assets — (1.69%)	(44,870)

	Net Assets —100.00%	$2,657,911

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017, was $36,960 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2017.

(a)	Represents non-income producing security.

(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	The rate disclosed is the rate in effect on December 31, 2017.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, Ltd.	Lazard Asset Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	8.17%	53.32%	18.46%	—	10.72%	—	—	90.67%
Preferred Stocks	0.13%	0.03%	0.95%	—	—	—	—	1.11%
Time Deposit	0.16%	—	0.51%	—	—	—	—	0.67%
Mutual Funds	—	0.64%	—	3.66%	0.24%	3.99%	0.00%	8.53%
Repurchase Agreement	—	0.59%	—	—	0.12%	—	—	0.71%
Other Assets (Liabilities)	0.03%	-0.84%	0.04%	-0.03%	-0.22%	-0.67%	0.00%	-1.69%

Total Net Assets	8.49%	53.74%	19.96%	3.63%	10.86%	3.32%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Mini MSCI EAFE Index Future	1,082	3/16/18	$109,204	$110,662	$1,458

			$109,204	$110,662	$1,458

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen Future	223	3/19/18	$24,848	$24,789	$(59)

			$24,848	$24,789	$(59)

	Total Unrealized Appreciation				$1,458
	Total Unrealized Depreciation				(59)

	Total Net Unrealized Appreciation/(Depreciation)				$1,399

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Short Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	243	Japanese Yen	27,446	State Street Corporation	1/5/18	$(1)
U.S. Dollar	454	Japanese Yen	51,291	Citibank	1/4/18	(2)

						$(3)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

Long Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen	10,044	U.S. Dollar	89	Citibank	1/9/18	$—
Japanese Yen	8,962	U.S. Dollar	79	State Street Corporation	1/5/18	—

						$—

				Total Unrealized Appreciation		$—
				Total Unrealized Depreciation		(3)

				Total Net Unrealized Appreciation/(Depreciation)		$(3)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.39%
	Argentina — 0.19%
53,100	Grupo Financiero Galicia SA, ADR (Banks)	$3,497

	Bermuda — 0.32%
7,546,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	5,830

	Brazil — 5.96%
2,182,700	Ambev SA (Beverages)	14,006
1,094,800	Banco Bradesco SA, ADR (Banks)	11,211
1,091,300	Banco do Brasil SA (Banks)	10,471
646,900	BB Seguridade Participacoes SA (Insurance)	5,557
456,756	BRF – Brazil Foods SA, ADR (Food Products) (a)	5,143
214,700	BRF SA (Food Products) (a)	2,370
265,600	CIA Hering (Specialty Retail)	2,052
2,741,216	Companhia Energetica de Minas Gerais SA – Sponsored ADR (Electric Utilities)^	5,647
781,398	Companhia Paranaense de Energia-Copel, ADR (Electric Utilities)	5,961
233,381	CPFL Energia SA (Electric Utilities)	1,362
460,500	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	1,836
2,026,888	Duratex SA (Paper & Forest Products)	5,623
276,007	Embraer SA, ADR (Aerospace & Defense)	6,605
438,700	Klabin SA (Containers & Packaging)	2,328
820,500	Natura Cosmeticos SA (Personal Products)	8,180
254,800	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	1,299
910,087	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels) (a)	9,365
210,800	Suzano Papel e Celulose SA (Paper & Forest Products)	1,188
401,900	Totvs SA (Software)	3,622
74,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	479
509,400	WEG SA (Machinery)	3,703

		108,008

	Chile — 1.93%
831,232	Antofagasta PLC (Metals & Mining)	11,216
16,281	Banco de Credito e Inversiones SA (Banks)	1,133
327,020	Compania Cervecerias Unidas SA (Beverages)	4,907
1,604,500	Empresa Nacional de Electricidad SA (Independent Power & Renewable Electricity Producers)	1,453
407,183	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	4,578
9,436,244	Enersis Chile SA (Electric Utilities)	1,117
13,750,484	Enersis SA (Electric Utilities)	3,064
729,670,014	Itau CorpBanca (Banks)	6,640
433,100	Vina Concha y Toro SA (Beverages)	820

		34,928

Shares	Security Description	Value (000)
	China — 22.72%
12,829,000	Agricultural Bank of China Ltd., H Shares (Banks)	$5,962
71,300	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	12,294
3,741,500	BAIC Motor Corp. Ltd. (Automobiles) (b)	4,860
63,853	Baidu, Inc., ADR (Internet Software & Services) (a)	14,955
18,657,100	Bank of China Ltd., H Shares (Banks)	9,137
5,579,000	Bank of Communications Co. Ltd., H Shares (Banks)	4,129
609,000	BYD Co. Ltd., H Shares (Automobiles)^	5,291
17,616,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	11,782
3,539,000	China Conch Venture Holdings Ltd. (Machinery)	8,188
40,156,350	China Construction Bank Corp., H Shares (Banks)	36,967
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	765
3,780,337	China Evergrande Group (Real Estate Management & Development) (a)	12,980
2,801,000	China Life Insurance Co. Ltd., H Shares (Insurance)	8,735
6,658,000	China Machinery Engineering Corp., H Shares (Construction & Engineering)	4,306
2,742,500	China Merchants Bank Co. Ltd., H Shares (Banks)	10,858
1,434,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	3,746
2,875,000	China Mobile Ltd. (Wireless Telecommunication Services)	29,072
121,401	China Mobile Ltd., ADR (Wireless Telecommunication Services)	6,136
5,561,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	4,073
1,254,000	China Resources Cement Holdings Ltd. (Construction Materials)	823
998,000	China Resources Land Ltd. (Real Estate Management & Development)	2,928
6,462,143	China Resources Power Holdings Co. Ltd. (Independent Power & Renewable Electricity Producers)	12,020
2,040,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	5,270
823,000	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	3,275
4,075,500	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	4,115
1,444,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	1,017
3,170,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,551
7,819,996	COSCO Pacific Ltd. (Transportation Infrastructure) (c)	8,137
3,599,000	Country Garden Holdings Co. (Real Estate Management & Development)	6,838
725,000	ENN Energy Holdings Ltd. (Gas Utilities)	5,157
1,814,800	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	7,635

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
5,670,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	$8,209
1,106,030	Hangzhou Hikvision Digital Technology Co. Ltd., Class – A (Electronic Equipment, Instruments & Components)	6,624
44,043,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	35,308
1,516,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	2,305
12,470,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing)^ (a)(c)	4,533
573,600	Midea Group Co. Ltd., Class – A (Household Durables)	4,882
49,408	NetEase, Inc., ADR (Internet Software & Services)	17,049
52,637,737	Parkson Retail Group Ltd. (Multiline Retail)^ (c)	6,052
19,214,000	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	13,362
4,302,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	8,242
1,656,500	Ping An Insurance (Group) Company of China Ltd. (Insurance)	17,182
3,133,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	8,961
2,995,100	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	8,086
873,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	1,894
16,030,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	7,842
1,147,500	SOHO China Ltd. (Real Estate Management & Development)	670
1,010,700	Weifu High Technology Group Co. Ltd. (Auto Components)	2,162
1,818,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,999

		411,364

	Colombia — 0.20%
4,891,836	Ecopetrol SA (Oil, Gas & Consumable Fuels)	3,626

	Czech Republic — 0.26%
1,237,734	Moneta Money Bank A/S (Banks) (b)	4,793

	Egypt — 0.13%
526,825	Commercial International Bank Egypt SAE (Banks)	2,299

	Greece — 0.32%
416,468	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	5,746

	Hong Kong — 1.89%
1,722,000	AIA Group Ltd. (Insurance)	14,647
4,645,000	China Everbright International Ltd. (Commercial Services & Supplies)	6,627
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)	1,001
2,368,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,040
624,800	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	1,405

Shares	Security Description	Value (000)
	Hong Kong (continued)
9,222,000	Nagacorp Ltd. (Hotels, Restaurants & Leisure)	$7,123
2,184,500	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	1,504
4,500,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	838

		34,185

	Hungary — 0.45%
326,720	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	3,792
107,086	OTP Bank Nyrt PLC (Banks)	4,427

		8,219

	India — 8.92%
20,590	ACC Ltd. (Construction Materials)	566
808,855	Adani Ports And Special Econ (Transportation Infrastructure)	5,129
319,100	Ambuja Cements Ltd. (Construction Materials)	1,360
1,167,560	Apollo Tyres Ltd. (Auto Components)	4,899
74,400	Bajaj Auto Ltd. (Automobiles)	3,886
474,300	Bharat Pertoleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	3,845
8,842,285	Chennai Super Kings Cricket Ltd. (Media) (a)	—
589,300	Coal India Ltd. (Oil, Gas & Consumable Fuels)	2,425
268,900	Dr. Reddy’s Laboratories Ltd., ADR (Pharmaceuticals)	10,100
179,900	GAIL India Ltd. (Gas Utilities)	1,406
65,043	Hero MotoCorp Ltd. (Automobiles)	3,853
645,940	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	17,299
1,059,410	ICICI Bank Ltd. (Banks)	5,193
2,072,159	India Cements Ltd. (Construction Materials)	5,944
678,275	Infosys Ltd. (IT Services)	11,026
1,317,147	ITC Ltd. (Tobacco)	5,433
629,448	Mahindra & Mahindra Ltd. (Automobiles)	7,396
3,294,507	NTPC Ltd. (Independent Power & Renewable Electricity Producers)	9,137
980,385	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	2,989
135,533	Oil India Ltd. (Oil, Gas & Consumable Fuels)	788
2,203,812	Punjab National Bank (Banks) (a)	5,901
578,159	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	8,335
261,508	Rural Electrification Corp. Ltd. (Diversified Financial Services)	638
612,770	Sesa Sterlite Ltd. (Metals & Mining)	3,157
2,392,891	State Bank of India (Banks)	11,593
2,916,609	Steel Authority of India Ltd. (Metals & Mining) (a)	4,203
450,860	Tata Consultancy Services Ltd. (IT Services)	19,066
493,600	Tata Power Co. Ltd. (Electric Utilities)	722
1,085,500	Wipro Ltd. (IT Services)	5,324

		161,613

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia — 2.53%
2,052,677	PT Astra Agro Lestari Tbk (Food Products) (c)	$1,990
12,107,900	PT Astra International Tbk (Automobiles)	7,397
4,295,100	PT Bank Central Asia Tbk (Banks)	6,932
16,210,000	PT Bank Rakyat Indonesia Persero Tbk (Banks)	4,350
1,853,400	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	2,999
2,506,800	PT Indofood Sukses Makmur Tbk (Food Products)	1,409
54,270,600	PT Kalbe Farma Tbk (Pharmaceuticals)	6,761
3,254,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	419
8,385,800	PT Semen Gresik (Persero) Tbk (Construction Materials)	6,120
14,823,650	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	4,853
967,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	2,524

		45,754

	Malaysia — 1.34%
741,500	AMMB Holdings Berhad (Banks)	809
550,387	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	305
994,100	Felda Global Ventures Holdings Berhad (Food Products)	415
2,304,300	IOI Corp. Berhad (Food Products)	2,588
174,300	Lafarge Malayan Cement Berhad (Construction Materials) (a)	267
3,961,287	Malayan Banking Berhad (Banks)	9,594
741,400	Maxis Berhad (Wireless Telecommunication Services)	1,101
718,100	Public Bank Berhad (Banks)	3,690
1,695,900	Sime Darby Berhad (Industrial Conglomerates)	927
1,695,900	Sime Darby Plantation Berhad (Food Products) (a)	2,516
1,695,900	Sime Darby Property Berhad (Real Estate Management & Development) (a)	746
454,700	UMW Holdings Berhad (Automobiles) (a)	583
448,872	UMW Oil & Gas Corp. Berhad (Energy Equipment & Services) (a)	34
1,566,312	YTL Corp. Berhad (Multi-Utilities)	529
490,926	YTL Power International Berhad (Multi-Utilities)	157

		24,261

	Mexico — 3.31%
6,927,115	Alpek SAB de CV (Chemicals) (c)	8,269
5,161,500	America Movil SAB de CV (Wireless Telecommunication Services)	4,448
780,800	Cemex SAB de CV, ADR (Construction Materials) (a)	5,856
415,300	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	2,898
4,305,800	Compartamos SAB de CV (Consumer Finance)	3,579
1,141,900	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)	1,690

Shares	Security Description	Value (000)
	Mexico (continued)
204,305	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	$3,727
716,500	Grupo Financiero Banorte SAB de CV (Banks)	3,934
1,725,445	Grupo Mexico SAB de CV, Series B (Metals & Mining)	5,699
3,595,000	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	6,331
1,865,824	Mexichem SAB de CV (Chemicals)	4,619
7,056,300	Nemak SA de CV (Auto Components) (b)	5,122

240,905	Telesites SAB de CV (Diversified Telecommunication Services)(a)	183
452,720	Volaris Aviation Holding Co., ADR (Airlines)^ (a)	3,631

		59,986

	Netherlands — 0.34%
1,582,537	Veon Ltd., ADR (Wireless Telecommunication Services)	6,077

	Nigeria — 0.15%
24,137,479	Guaranty Trust Bank PLC (Banks)	2,740

	Peru — 1.13%
291,548	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	4,105
33,500	Credicorp Ltd. (Banks)	6,949
45,700	Credicorp Ltd. (Banks)	9,479

		20,533

	Philippines — 1.36%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	1,751
719,500	Aboitiz Power Corp. (Independent Power & Renewable Electricity Producers)	599
2,027,900	Alliance Global Group, Inc. (Industrial Conglomerates) (a)	650
4,014,700	DMCI Holdings, Inc. (Industrial Conglomerates)	1,158
3,631,700	Metropolitan Bank & Trust Co. (Banks)	7,370
48,400	PLDT, Inc. (Wireless Telecommunication Services)	1,436
585,440	SM Investments Corp. (Industrial Conglomerates)	11,613

		24,577

	Poland — 1.06%
15,630	Bank Handlowy w Warszawie SA (Banks)	368
394,773	Bank Pekao SA (Banks)	14,665
104,800	Energa SA (Electric Utilities)	383
278,900	Powszechny Zaklad Ubezpieczen SA (Insurance)	3,375
269,900	Telekomunikacja Polska SA (Diversified Telecommunication Services) (a)	449

		19,240

	Qatar — 0.47%
38,940	Doha Bank QSC (Banks)	304
136,155	Industries Qatar QSC (Industrial Conglomerates)	3,666
121,953	Qatar National Bank (Banks)	4,254
42,755	The Commercial Bank of Qatar QSC (Banks) (a)	341

		8,565

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia — 2.24%
93,462	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	$5,325
181,219	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	10,447
67,844	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	1,846
58,644	Magnit PJSC (Food & Staples Retailing)	6,451
334,760	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	3,411
2,265,139	Rosneft Oil Co. (Oil, Gas & Consumable Fuels)	11,451
113,164	Severstal, Registered Shares, GDR (Metals & Mining)	1,732

		40,663

	South Africa — 6.86%
50,100	African Rainbow Minerals Ltd. (Metals & Mining)	542
191,464	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	4,307
433,052	Clicks Group Ltd. (Food & Staples Retailing)	6,362
110,600	Coronation Fund Managers Ltd. (Capital Markets)	663
137,800	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	1,816
3,240,785	FirstRand Ltd. (Diversified Financial Services)	17,606
1,116,666	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	2,505
238,500	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts)	2,269
181,795	Imperial Holdings Ltd. (Distributors)	3,855
51,643	Liberty Holdings Ltd. (Insurance)	521
902,400	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	2,031
542,500	MMI Holdings Ltd. (Insurance)	924
277,661	Mondi Ltd. (Paper & Forest Products)	7,190
286,830	MTN Group Ltd. (Wireless Telecommunication Services)	3,178
307,400	Nampak Ltd. (Containers & Packaging) (a)	404
83,920	Naspers Ltd. (Media)	23,333
397,094	Pioneer Foods Group Ltd. (Food Products)	4,387
9,376,993	PPC Ltd. (Construction Materials) (a)	5,260
3,370,906	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	2,925
255,600	Resilient REIT Ltd. (Equity Real Estate Investment Trusts)	3,134
261,713	Sasol Ltd. (Chemicals)	9,079
215,461	Shoprite Holdings Ltd. (Food & Staples Retailing)	3,865
388,358	Standard Bank Group Ltd. (Banks)	6,136
565,272	The Foschini Group Ltd. (Specialty Retail)	9,047
374,200	Truworths International Ltd. (Specialty Retail)	2,867

		124,206

	South Korea — 13.77%
15,867	Amorepacific Corp. (Personal Products)	4,514
23,071	CJ Cheiljedang Corp. (Food Products)	7,890

Shares	Security Description	Value (000)
	South Korea (continued)
48,970	Com2uS Corp. (Software)	$6,226
51,400	Coway Co. Ltd. (Household Durables)	4,685
44,500	Daewoo International Corp. (Trading Companies & Distributors)	754
761,679	Daewoo Securities Co. Ltd. (Capital Markets)	6,518
64,293	DGB Financial Group, Inc. (Banks)	633
20,870	Dongbu Insurance Co. Ltd. (Insurance)	1,388
257,227	Doosan Bobcat, Inc. (Machinery)	8,588
6,000	Doosan Corp. (Industrial Conglomerates)	633
49,700	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	2,886
135,689	Hana Financial Group, Inc. (Banks)	6,308
135,335	Hankook Tire Co. Ltd. (Auto Components)	6,896
551,972	Hanon Systems (Auto Components)	7,170
10,600	Hyosung Corp. (Chemicals)	1,380
29,641	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,300
36,385	Hyundai Mobis Co. Ltd. (Auto Components)	8,940
30,947	Hyundai Motor Co. Ltd. (Automobiles)	4,504
123,200	Industrial Bank of Korea (Banks)	1,890
109,700	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	3,566
95,158	KB Financial Group, Inc., ADR (Banks)	5,568
138,192	KB Financial Group, Inc. (Banks)	8,180
19,030	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	721
115,781	Kia Motors Corp. (Automobiles)	3,624
94,555	Korea Electric Power Corp., ADR (Electric Utilities)^	1,675
159,786	Korea Electric Power Corp. (Electric Utilities)	5,680
106,000	Korea Life Insurance Co. Ltd. (Insurance)	683
54,564	KT&G Corp. (Tobacco)	5,888
6,700	Kumho Petro Chemical Co. Ltd. (Chemicals)	622
15,033	LG Chem Ltd. (Chemicals)	5,688
194,900	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	5,426
53,190	LIG Nex1 Co. Ltd. (Aerospace & Defense)^	2,972
14,361	LS Corp. (Electrical Equipment)	972
14,000	LS Industrial Systems Co. Ltd. (Electrical Equipment)	851
22,383	POSCO (Metals & Mining)	6,963
16,220	Samsung Card Co. Ltd. (Consumer Finance)	600
25,210	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	59,904
44,331	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	11,056
510,841	Shinhan Financial Group Co. Ltd. (Banks)	23,582
35,135	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	6,704
4,528	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,129
284,654	Woori Bank (Banks)	4,185

		249,342

	Taiwan — 9.73%
9,329,345	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	11,945

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
787,971	Asia Cement Corp. (Construction Materials)	$746
338,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	3,175
1,459,000	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	5,003
1,187,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	2,095
381,144	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	958
5,034,000	China Development Financial Holding Corp. (Banks)	1,714
391,000	China Motor Corp. (Automobiles)	341
1,219,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	4,337
2,939,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	2,101
438,000	CTCI Corp. (Construction & Engineering)	665
589,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,455
539,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	566
5,847,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	9,944
651,000	Giant Manufacturing Co. Ltd. (Leisure Products)	3,569
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1
279,700	Highwealth Construction Corp. (Real Estate Management & Development)	397
3,205,839	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	10,196
499,000	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	1,226
10,809,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	8,606
214,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	389
1,488,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	2,025
1,068,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	10,511
3,561,477	Mega Financial Holding Co. Ltd. (Banks)	2,873
423,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,609
1,157,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	2,788
1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2
490,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,443
2,695,000	President Enterprises Corp. (Food Products)	5,970
4,107,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	8,546
296,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	701
309,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,127

Shares	Security Description	Value (000)
	Taiwan (continued)
298,800	Ruentex Development Co. Ltd. (Real Estate Management & Development) (a)	$320
375,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	636
2,164,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	3,654
120,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	670
2,553,200	Standard Foods Corp. (Food Products)	6,351
940,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,280
1,198,000	Taiwan Cement Corp. (Construction Materials)	1,466
286,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	368
615,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	2,222
5,059,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	38,749
138,000	Transcend Information, Inc. (Technology Hardware, Storage & Peripherals)	383
314,000	U-Ming Marine Transport Corp. (Marine)	384
569,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,260
377,000	Wan Hai Lines Ltd. (Marine)	243
1,823,595	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,462
995,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,314
18,418,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	8,519

		176,305

	Thailand — 1.59%
275,000	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,612
1,144,100	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	7,690
216,400	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	1,342
946,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	566
538,900	BEC World Public Co. Ltd. (Media)	217
3,111,600	BTS Group Holdings Public Co. Ltd. (Road & Rail)	793
1,577,800	Central Pattana Public Co. Ltd., Registered Shares (Real Estate Management & Development)	4,129
2,982,700	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	6,706
136,600	Glow Energy Public Co. Ltd. (Independent Power & Renewable Electricity Producers)	341
888,000	Krung Thai Bank Public Co. Ltd. – NVDR (Banks)	522
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	1,119
634,175	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	1,944

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
411,000	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	$1,886

		28,867

	Turkey — 2.08%
563,511	Coca-Cola Icecek A/S (Beverages)	5,084
6,319,907	Emlak Konut Gayrimenkul Yatirim (Equity Real Estate Investment Trusts)^ (a)	4,682
4,381,858	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	6,975
693,800	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,831
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class – D (Metals & Mining) (a)	—
162,200	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	960
120,400	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	1,048
66,276	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	2,125
257,700	Turk Telekomunikasyon A/S (Diversified Telecommunication Services) (a)	437
1,636,777	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	6,677
90,184	Turkcell lletisim Hizmetleri A/S, ADR (Wireless Telecommunication Services)	920
2,465,505	Turkiye Halk Bankasi A/S (Banks)	7,009

		37,748

	United Arab Emirates — 0.18%
528,300	Abu Dhabi Commercial Bank PJSC (Banks)	978
488,800	Dubai Islamic Bank PJSC (Banks)	823
542,072	National Bank of Abu Dhabi (Banks)	1,513

		3,314

	United Kingdom — 0.61%
199,316	Unilever PLC (Personal Products)	11,053

	United States — 0.35%
1,371,000	Samsonite International SA (Textiles, Apparel & Luxury Goods)	6,300

	Total Common Stocks	1,673,639

	Preferred Stocks — 2.08%
	Brazil — 1.15%
1,216,400	Banco do Estado do Rio Grande do Sul SA – Preferred, Series B, B Shares (Banks)	5,465
2,249,246	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	4,659
267,100	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	2,010
1,620,228	Gerdau SA – Preferred – Preferred, ADR (Metals & Mining)	6,027
1,243,222	Randon Participacoes SA – Preferred (Machinery)	2,688

		20,849

	Colombia — 0.04%
1,637,100	Grupo Aval Acciones y Valores SA – Preferred (Banks)	708

Shares	Security Description	Value (000)
	India — 0.02%
2,625,080	Vedanta Ltd. – Preferred (Metals & Mining)*	$430

	South Korea — 0.87%
35,800	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	3,411
22,900	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	2,001
5,298	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	10,319

		15,731

	Total Preferred Stocks	37,718

	Right — 0.01%
	Taiwan — 0.01%
273,663	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals) (a)	92

	Total Right	92

Principal Amount (000)
	Time Deposit — 0.58%
$10,520	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.39%, 1/2/18	10,520

	Total Time Deposit	10,520

Shares
	Exchange-Traded Fund — 2.43%
934,245	iShares MSCI Emerging Markets Index Fund ETF	44,022

	Total Exchange-Traded Fund	44,022

	Mutual Funds — 3.16%
5,632,939	Federated Treasury Obligations Fund, Institutional Shares, 1.13%^^ (d)	5,633
—	State Street Institutional Treasury Money Market Fund, 1.15% (d)	—
51,664,167	State Street Institutional Treasury Plus Money Market Fund, 1.15% (d)	51,664

	Total Mutual Funds	57,297

Principal Amount (000)
	Repurchase Agreement — 0.29%
$5,241	Jefferies LLC, 1.50%, 1/2/18 (Purchased on 12/29/17, proceeds at maturity $5,241,900 collateralized by U.S. Treasury Obligations, 1.44% – 2.84%, 5/15/18 – 2/15/47 fair value $5,345,847)^^	5,241

	Total Repurchase Agreement	5,241

	Total Investments (cost $1,573,788) — 100.94%	1,828,529
	Liabilities in excess of other assets — (0.94%)	(17,020)

	Net Assets — 100.00%	$1,811,509

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017, was $15,296 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2017.
(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	These securities have been deemed illiquid by the Specialist Manager and represents 1.66% of the Portfolio’s net assets.

(d)	The rate disclosed is the rate in effect on December 31, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	The Boston Company Asset Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	HC Capital Solutions	Total
Common Stocks	43.73%	28.12%	—	20.54%	—	92.39%
Preferred Stocks	1.04%	0.97%	—	0.07%	—	2.08%
Right	0.01%	—	—	—	—	0.01%
Time Deposit	0.58%	—	—	—	—	0.58%
Exchange-Traded Fund	1.15%	1.28%	—	—	—	2.43%
Mutual Funds	0.31%	0.02%	2.59%	0.24%	0.00%	3.16%
Repurchase Agreement	0.29%	—	—	—	—	0.29%
Other Assets (Liabilities)	-0.45%	0.22%	-0.71%	0.00%	0.00%	-0.94%

Total Net Assets	46.66%	30.61%	1.88%	20.85%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Mini MSCI Emerging Markets Index Future	846	3/16/18	$46,675	$49,225	$2,550

			$46,675	$49,225	$2,550

	Total Unrealized Appreciation				$2,550
	Total Unrealized Depreciation				—

	Total Net Unrealized Appreciation/(Depreciation)				$2,550

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

Forward Currency Contracts

Long Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
Hong Kong Dollar	331	U.S. Dollar	43	State Street Corporation	11/3/18	$—

$—

				Total Unrealized Appreciation		$—
				Total Unrealized Depreciation		—

				Total Net Unrealized Appreciation/(Depreciation)		$—

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.30%
$25	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 3/25/20 @ 100.00	1.37		12/27/22	$25
50	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4	1.99		7/17/23	49
25	CarMax Auto Owner Trust, Series 2017-2, Class A4, Callable 12/15/20 @ 100.00	2.25		9/15/22	25
25	Ford Credit Auto Lease Trust, Series 2017-A, Class A3, Callable 9/15/19 @ 100.00	1.88		4/15/20	25
25	Ford Credit Auto Owner Trust, Series 2016-A, Class A4, Callable 10/15/19 @ 100.00	1.60		6/15/21	25
25	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, Callable 11/15/20 @ 100.00	2.10		9/15/22	25
43	World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.03		4/15/25	42

	Total Asset Backed Securities				216

	Collateralized Mortgage Obligations — 1.38%
40	Bank, Series 2017- BNK8, Class A3	3.23		11/15/50	40
25	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88		2/10/48	25
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14		2/10/48	20
25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31		4/10/49	25
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62		7/10/47	26
19	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93		2/10/47	19
25	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18		2/10/48	25
20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35		2/10/48	20
25	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61 (US LIBOR)	(a)	6/10/46	26
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82		6/10/47	26
25	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.16 (US LIBOR)	(a)	8/10/50	27
50	Fannie Mae, Series 2016-M1, Class A2	2.94 (US LIBOR)	(a)	1/25/26	51
25	Fannie Mae-ACES, Series 2017-M7, Class A2	2.96		2/25/27	25
30	Fannie Mae-ACES, Series 2014-M9, Class A2	3.10 (US LIBOR)	(a)	7/25/24	31
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31		8/25/22	25
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87		12/25/21	25
13	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02		2/25/23	13
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.06 (US LIBOR)	(a)	7/25/23	31
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06		12/25/24	52
19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13		6/25/21	19
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.15		11/25/25	26
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.31 (US LIBOR)	(a)	5/25/23	36
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25		1/25/20	21
20	GS Mortgage Securities Trust, Series 2015-GC32, Class A2	3.06		7/10/48	20
25	GS Mortgage Securities Trust, Series 2017-GS5, Class A2	3.22		3/10/50	26
17	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68		4/10/47	17
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24		8/10/46	27
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64		11/15/47	26
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80		9/15/47	26
24	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83		10/15/45	24
25	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15		3/15/48	25
25	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46		5/15/46	25
25	Morgan Stanley BAML Trust, Series 2017-C33, Class A5	3.60		5/15/50	26
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06		10/10/48	25
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85		12/10/45	30
50	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class ASB	2.93		11/15/59	51
11	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30		6/15/45	11

	Total Collateralized Mortgage Obligations				993

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 21.60%
$56	Fannie Mae, Pool #AS2673	2.00	5/1/29	$55
85	Fannie Mae, Pool #MA1277	2.50	12/1/27	86
36	Fannie Mae, Pool #AB7391	2.50	12/1/42	35
23	Fannie Mae, Pool #MA2789	2.50	10/1/36	22
25	Fannie Mae, Pool #MA3246	2.50	1/1/33	25
26	Fannie Mae, Pool #AS4946	2.50	5/1/30	26
23	Fannie Mae, Pool #BE3032	2.50	1/1/32	23
84	Fannie Mae, Pool #AP4742	2.50	8/1/27	85
55	Fannie Mae, Pool #AU1660	2.50	7/1/28	55
54	Fannie Mae, Pool #AU6677	2.50	9/1/28	55
46	Fannie Mae, Pool #BC9041	2.50	11/1/31	46
22	Fannie Mae, Pool #BE2201	2.50	12/1/31	22
26	Fannie Mae, Series 2015-M1, Class A2	2.53	9/25/24	26
14	Fannie Mae, Pool #AO7628	3.00	6/1/27	15
19	Fannie Mae, Pool #890566	3.00	12/1/43	20
47	Fannie Mae, Pool #BC9681	3.00	6/1/46	47
46	Fannie Mae, Pool #BD5797	3.00	9/1/46	46
28	Fannie Mae, Pool #AZ2936	3.00	9/1/45	29
82	Fannie Mae, Pool #MA1307	3.00	1/1/33	84
104	Fannie Mae, Pool #AO0752	3.00	4/1/42	105
70	Fannie Mae, Pool #AS0302	3.00	8/1/43	71
24	Fannie Mae, Pool #BD5545	3.00	10/1/46	24
53	Fannie Mae, Pool #AS5977	3.00	10/1/30	54
142	Fannie Mae, Pool #AQ7920	3.00	12/1/42	143
79	Fannie Mae, Pool #AK0006	3.00	1/1/27	80
19	Fannie Mae, Pool #MA2523	3.00	2/1/36	20
41	Fannie Mae, Pool #MA3662	3.00	5/20/46	42
47	Fannie Mae, Pool #BC4764	3.00	10/1/46	47
18	Fannie Mae, Pool #MA2416	3.00	10/1/35	18
24	Fannie Mae, Pool #MA2863	3.00	1/1/47	24
49	Fannie Mae, Pool #MA3082	3.00	7/1/47	49
23	Fannie Mae, Pool #MA2897	3.00	2/1/37	24
65	Fannie Mae, Pool #AB8897	3.00	4/1/43	65
67	Fannie Mae, Pool #MA2246	3.00	4/1/30	68
48	Fannie Mae, Pool #BD2446	3.00	1/1/47	48
89	Fannie Mae, Pool #AB7099	3.00	11/1/42	89
47	Fannie Mae, Pool #BC9003	3.00	11/1/46	47
50	Fannie Mae, Pool #AB2047	3.00	1/1/26	51
32	Fannie Mae, Pool #AU3353	3.00	8/1/43	32
45	Fannie Mae, Pool #AS7908	3.00	9/1/46	45
65	Fannie Mae, Pool #AT0682	3.00	4/1/43	65
66	Fannie Mae, Pool #AT2127	3.00	4/1/43	66
59	Fannie Mae, Pool #AY2961	3.00	5/1/45	59
42	Fannie Mae, Pool #AU8932	3.00	11/1/28	43
95	Fannie Mae, Pool #AS8483	3.00	12/1/46	95
46	Fannie Mae, Pool #AS8276	3.00	11/1/46	46
24	Fannie Mae, Pool #AS8739	3.00	2/1/37	24
21	Fannie Mae, Pool #BC1074	3.50	12/1/45	22
106	Fannie Mae, Pool #AB6017	3.50	8/1/42	109
54	Fannie Mae, Pool #MA1059	3.50	5/1/32	56
13	Fannie Mae, Pool #AX0103	3.50	8/1/29	13
44	Fannie Mae, Pool #AX9530	3.50	2/1/45	46
62	Fannie Mae, Pool #MA2125	3.50	12/1/44	64
23	Fannie Mae, Pool #BD5046	3.50	2/1/47	24

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$35	Fannie Mae, Pool #AY3377	3.50	4/1/45	$36
20	Fannie Mae, Pool #MA2389	3.50	9/1/35	21
46	Fannie Mae, Pool #MA1980	3.50	8/1/44	47
20	Fannie Mae, Pool #AS6394	3.50	12/1/45	20
36	Fannie Mae, Pool #MA3105	3.50	9/20/45	38
29	Fannie Mae, Pool #MA2826	3.50	5/20/45	30
24	Fannie Mae, Pool #MA3059	3.50	7/1/37	25
20	Fannie Mae, Pool #MA2522	3.50	2/1/46	20
42	Fannie Mae, Pool #MA2706	3.50	8/1/46	43
43	Fannie Mae, Pool #BA3123	3.50	2/1/46	44
18	Fannie Mae, Pool #BA1893	3.50	8/1/45	19
33	Fannie Mae, Pool #BE1435	3.50	12/1/46	34
12	Fannie Mae, Pool #AX0159	3.50	9/1/29	12
50	Fannie Mae, Pool #AB2052	3.50	1/1/26	51
42	Fannie Mae, Pool #BC2926	3.50	3/1/46	43
24	Fannie Mae, Pool #BC0443	3.50	12/1/45	24
19	Fannie Mae, Pool #AJ1886	3.50	3/1/42	20
17	Fannie Mae, Pool #AS5596	3.50	8/1/45	17
17	Fannie Mae, Pool #AS4236	3.50	1/1/45	17
31	Fannie Mae, Pool #AJ4867	3.50	1/1/42	32
64	Fannie Mae, Pool #AS4771	3.50	4/1/45	65
52	Fannie Mae, Pool #AS4772	3.50	4/1/45	53
34	Fannie Mae, Pool #AL1717	3.50	5/1/27	35
40	Fannie Mae, Pool #AS6102	3.50	11/1/45	41
41	Fannie Mae, Pool #AS7388	3.50	6/1/46	43
97	Fannie Mae, Pool #AQ0546	3.50	11/1/42	100
44	Fannie Mae, Pool #AS7491	3.50	7/1/46	45
213	Fannie Mae, Pool #AO2548	3.50	4/1/42	220
38	Fannie Mae, Pool #AZ0862	3.50	7/1/45	39
68	Fannie Mae, Pool #AS3133	3.50	8/1/44	71
26	Fannie Mae, Pool #AT2673	3.50	4/1/43	27
20	Fannie Mae, Pool #AZ7362	4.00	11/1/45	21
48	Fannie Mae, Pool #AS9831	4.00	6/1/47	50
51	Fannie Mae, Pool #AH5859	4.00	2/1/41	54
132	Fannie Mae, Pool #190405	4.00	10/1/40	139
54	Fannie Mae, Pool #AS3468	4.00	10/1/44	56
47	Fannie Mae, Pool #BM2002	4.00	10/1/47	50
23	Fannie Mae, Pool #AS8532	4.00	12/1/46	24
47	Fannie Mae, Pool #AS9314	4.00	3/1/47	50
33	Fannie Mae, Pool #AS3452	4.00	9/1/44	35
42	Fannie Mae, Pool #AS6213	4.00	11/1/45	44
44	Fannie Mae, Pool #AX0841	4.00	9/1/44	46
73	Fannie Mae, Pool #AJ5303	4.00	11/1/41	77
32	Fannie Mae, Pool #MA0534	4.00	10/1/30	34
12	Fannie Mae, Pool #AZ1210	4.00	5/1/45	13
51	Fannie Mae, Pool #AO2959	4.00	5/1/42	54
27	Fannie Mae, Pool #AU8849	4.00	11/1/43	29
15	Fannie Mae, Pool #AV0606	4.00	11/1/43	15
51	Fannie Mae, Pool #AC7328	4.00	12/1/39	53
48	Fannie Mae, Pool #AH6242	4.00	4/1/26	50
46	Fannie Mae, Pool #AS3293	4.00	9/1/44	49
27	Fannie Mae, Pool #AS3975	4.00	12/1/44	28
15	Fannie Mae, Pool #AY9901	4.00	7/1/45	16
56	Fannie Mae, Pool #AS3467	4.00	10/1/44	58
21	Fannie Mae, Pool #MA2415	4.00	10/1/45	22

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$49	Fannie Mae, Pool #MA3121	4.00	9/1/47	$51
4	Fannie Mae, Pool #745278	4.50	6/1/19	5
10	Fannie Mae, Pool #829106	4.50	10/1/20	11
12	Fannie Mae, Pool #930998	4.50	4/1/29	13
21	Fannie Mae, Pool #BE6489	4.50	1/1/47	22
32	Fannie Mae, Pool #AA9781	4.50	7/1/24	34
3	Fannie Mae, Pool #AB0339	4.50	1/1/20	3
17	Fannie Mae, Pool #AU9017	4.50	9/1/43	18
69	Fannie Mae, Pool #AL1107	4.50	11/1/41	74
85	Fannie Mae, Pool #AE0217	4.50	8/1/40	91
50	Fannie Mae, Pool #AI1888	4.50	5/1/41	54
24	Fannie Mae, Pool #BH3310	4.50	5/1/47	26
24	Fannie Mae, Pool #AL6567	4.50	10/1/44	26
63	Fannie Mae, Pool #AE0954	4.50	2/1/41	68
4	Fannie Mae, Pool #735646	4.50	7/1/20	5
21	Fannie Mae, Pool #AH7521	4.50	3/1/41	22
22	Fannie Mae, Pool #AS2751	4.50	6/1/44	23
31	Fannie Mae, Pool #725238	5.00	3/1/34	34
27	Fannie Mae, Pool #AH5988	5.00	3/1/41	30
94	Fannie Mae, Pool #889117	5.00	10/1/35	102
11	Fannie Mae, Pool #890603	5.00	8/1/41	12
13	Fannie Mae, Pool #725027	5.00	11/1/33	14
12	Fannie Mae, Pool #890221	5.50	12/1/33	13
72	Fannie Mae, Pool #725228	6.00	3/1/34	82
29	Fannie Mae, Pool #959451	6.00	12/1/37	32
39	Fannie Mae, Pool #AE0442	6.50	1/1/39	44
29	Fannie Mae, Pool #889984	6.50	10/1/38	32
24	Fannie Mae, Pool #AL0583	6.50	10/1/39	27
7	Fannie Mae, Pool #888596	6.50	7/1/37	8
25	Fannie Mae, 15 YR TBA	3.00	2/25/31	25
50	Fannie Mae, 15 YR TBA	3.00	1/25/32	51
100	Fannie Mae, 30 YR TBA	3.00	1/25/48	100
325	Fannie Mae, 30 YR TBA	3.50	1/25/48	334
50	Fannie Mae, 30 YR TBA	3.50	2/25/48	51
125	Fannie Mae, 30 YR TBA	4.00	1/25/46	131
34	Freddie Mac, Pool #J25686	2.00	9/1/28	33
55	Freddie Mac, Pool #G18485	2.50	10/1/28	55
99	Freddie Mac, Pool #G18459	2.50	3/1/28	100
23	Freddie Mac, Pool #G18635	2.50	3/1/32	23
19	Freddie Mac, Pool #G07445	2.50	7/1/43	19
55	Freddie Mac, Pool #G18470	2.50	6/1/28	55
45	Freddie Mac, Pool #J35896	2.50	12/1/31	45
29	Freddie Mac, Pool #K90311	3.00	4/1/33	29
44	Freddie Mac, Pool #J31327	3.00	4/1/30	45
135	Freddie Mac, Pool #G08537	3.00	7/1/43	136
40	Freddie Mac, Pool #J25193	3.00	8/1/23	41
73	Freddie Mac, Pool #G08524	3.00	3/1/43	73
21	Freddie Mac, Pool #G18601	3.00	5/1/31	22
73	Freddie Mac, Pool #G08631	3.00	3/1/45	73
39	Freddie Mac, Pool #G15145	3.00	7/1/29	39
24	Freddie Mac, Pool #Q44452	3.00	11/1/46	24
43	Freddie Mac, Pool #C91709	3.00	6/1/33	44
14	Freddie Mac, Pool #G18518	3.00	7/1/29	14
31	Freddie Mac, Pool #J15438	3.00	5/1/21	32

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$50	Freddie Mac, Pool #G18663	3.00	10/1/32	$51
34	Freddie Mac, Pool #Q20138	3.00	7/1/43	34
49	Freddie Mac, Pool #G60989	3.00	12/1/46	49
157	Freddie Mac, Pool #C09035	3.00	4/1/43	158
16	Freddie Mac, Pool #C91809	3.00	2/1/35	16
76	Freddie Mac, Pool #G08635	3.00	4/1/45	76
40	Freddie Mac, Pool #G08680	3.00	12/1/45	40
48	Freddie Mac, Pool #G08750	3.00	3/1/47	48
47	Freddie Mac, Pool #G08737	3.00	12/1/46	47
23	Freddie Mac, Pool #G08732	3.00	11/1/46	23
95	Freddie Mac, Pool #G08741	3.00	1/1/47	95
24	Freddie Mac, Pool #G08757	3.50	4/1/47	24
23	Freddie Mac, Pool #Q20614	3.50	8/1/43	23
54	Freddie Mac, Pool #Q09896	3.50	8/1/42	56
24	Freddie Mac, Pool #J13919	3.50	12/1/20	25
38	Freddie Mac, Pool #G08693	3.50	3/1/46	39
19	Freddie Mac, Pool #Q40395	3.50	5/1/46	20
46	Freddie Mac, Pool #Q18101	3.50	5/1/43	48
39	Freddie Mac, Pool #Q43933	3.50	10/1/46	40
75	Freddie Mac, Pool #G08681	3.50	12/1/45	77
41	Freddie Mac, Pool #G08687	3.50	1/1/46	42
16	Freddie Mac, Pool #J30284	3.50	11/1/29	17
49	Freddie Mac, Pool #G61148	3.50	9/1/47	51
65	Freddie Mac, Pool #G08554	3.50	10/1/43	67
57	Freddie Mac, Pool #C03759	3.50	2/1/42	59
42	Freddie Mac, Pool #G08698	3.50	3/1/46	43
68	Freddie Mac, Pool #G08667	3.50	9/1/45	70
47	Freddie Mac, Pool #C91456	3.50	6/1/32	49
18	Freddie Mac, Pool #G08627	3.50	2/1/45	19
24	Freddie Mac, Pool #J14069	3.50	1/1/26	24
116	Freddie Mac, Pool #G08495	3.50	6/1/42	120
82	Freddie Mac, Pool #G08636	3.50	4/1/45	84
21	Freddie Mac, Pool #G08702	3.50	4/1/46	22
21	Freddie Mac, Pool #G08623	3.50	1/1/45	21
4	Freddie Mac, Pool #J06163	4.00	1/1/20	4
75	Freddie Mac, Pool #G08637	4.00	4/1/45	78
41	Freddie Mac, Pool #A96286	4.00	1/1/41	43
20	Freddie Mac, Pool #C91395	4.00	9/1/31	21
52	Freddie Mac, Pool #G08606	4.00	9/1/44	54
57	Freddie Mac, Pool #Q24955	4.00	2/1/44	60
42	Freddie Mac, Pool #G08669	4.00	9/1/45	44
83	Freddie Mac, Pool #G08601	4.00	8/1/44	87
42	Freddie Mac, Pool #G08567	4.00	1/1/44	44
30	Freddie Mac, Pool #G08563	4.00	1/1/44	31
51	Freddie Mac, Pool #G06506	4.00	12/1/40	54
48	Freddie Mac, Pool #G08775	4.00	8/1/47	51
44	Freddie Mac, Pool #G08752	4.00	3/1/47	46
14	Freddie Mac, Pool #G11690	4.00	2/1/20	14
38	Freddie Mac, Pool #Q22671	4.50	11/1/43	41
9	Freddie Mac, Pool #J10406	4.50	8/1/24	9
47	Freddie Mac, Pool #G01890	4.50	10/1/35	50
18	Freddie Mac, Pool #C09059	4.50	3/1/44	19
66	Freddie Mac, Pool #A97692	4.50	3/1/41	70
28	Freddie Mac, Pool #Q04294	4.50	11/1/41	30

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$44	Freddie Mac, Pool #G18303	4.50	3/1/24	$46
10	Freddie Mac, Pool #C90686	4.50	6/1/23	11
23	Freddie Mac, Pool #A97186	4.50	3/1/41	25
24	Freddie Mac, Pool #G08341	5.00	4/1/39	26
28	Freddie Mac, Pool #G01962	5.00	12/1/35	31
31	Freddie Mac, Pool #G05904	5.00	9/1/39	34
22	Freddie Mac, Pool #G04913	5.00	3/1/38	24
28	Freddie Mac, Pool #G04817	5.00	9/1/38	30
138	Freddie Mac, Pool #G01665	5.50	3/1/34	154
56	Freddie Mac, Pool #G02794	6.00	5/1/37	64
15	Freddie Mac, Pool #G03616	6.00	12/1/37	17
5	Freddie Mac, Pool #C90989	6.00	9/1/26	6
25	Freddie Mac, Gold 15 YR TBA	2.50	1/15/33	25
75	Freddie Mac, Gold 30 YR TBA	3.00	1/15/48	75
225	Freddie Mac, Gold 30 YR TBA	3.50	1/15/48	231
25	Freddie Mac, Gold 30 YR TBA	3.50	2/15/47	26
75	Freddie Mac, Gold 30 YR TBA	4.00	1/15/48	78
25	Freddie Mac, Gold 30 YR TBA	4.00	2/15/48	26
12	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	12
18	Government National Mortgage Association, Pool #G25339	2.50	3/20/27	18
23	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	23
13	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	13
23	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	24
35	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	35
54	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	54
21	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	21
52	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	53
39	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	40
52	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	53
26	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	27
60	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	61
37	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	37
57	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	58
23	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	24
30	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	30
43	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	44
45	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	45
60	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	61
20	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	20
46	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	47
25	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	25
36	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	37
23	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	24
46	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	47
24	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	25
151	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	157
82	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	85
42	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	44
35	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	36
38	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	39
37	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	38
11	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	11
24	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	25
22	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	22
45	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	46

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$47	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	$49
16	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	17
18	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	19
22	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	23
35	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	37
45	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	47
42	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	44
19	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	20
31	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	32
40	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	41
34	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	35
19	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	20
49	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	51
42	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	43
41	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	42
41	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	43
25	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	26
27	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	28
26	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	28
15	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	15
83	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	87
19	Government National Mortgage Association, Pool #AL7545	4.00	4/15/45	20
24	Government National Mortgage Association, Pool #MA2372	4.00	11/20/44	25
31	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	33
26	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	27
21	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	22
16	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	16
18	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	19
35	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	37
23	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	25
45	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	47
29	Government National Mortgage Association, Pool #738710	4.00	9/15/41	31
49	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	51
22	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	23
25	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	27
10	Government National Mortgage Association, Pool #AD2781	4.00	10/15/43	11
21	Government National Mortgage Association, Pool #770602	4.00	9/15/41	22
14	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	14
81	Government National Mortgage Association, Pool #5139	4.00	8/20/41	86
24	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	25
48	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	50
11	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	11
87	Government National Mortgage Association, Pool #737310	4.50	8/15/40	92
20	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	21
52	Government National Mortgage Association, Pool #721760	4.50	8/15/40	56
25	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	26
23	Government National Mortgage Association, Pool #738906	4.50	10/15/41	24
27	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	29
115	Government National Mortgage Association, Pool #4801	4.50	9/20/40	122
38	Government National Mortgage Association, Pool #697946	5.00	3/15/39	41
79	Government National Mortgage Association, Pool #4559	5.00	10/20/39	87
24	Government National Mortgage Association, Pool #697974	5.00	6/15/40	26
42	Government National Mortgage Association, Pool #510835	5.50	2/15/35	47
24	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	26
41	Government National Mortgage Association, Pool #781959	6.00	7/15/35	46

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Government National Mortgage Association, Pool #4222	6.00		8/20/38	$27
3	Government National Mortgage Association, Pool #582199	6.50		1/15/32	3
425	Government National Mortgage Association, 30 YR TBA	3.00		1/20/48	429
475	Government National Mortgage Association, 30 YR TBA	3.50		1/20/48	492
25	Government National Mortgage Association, 30 YR TBA	4.00		2/20/48	26

	Total U.S. Government Agency Mortgages				15,555

	U.S. Government Agency Securities — 1.41%
25	Fannie Mae	1.00		8/28/19	25
25	Fannie Mae	1.13		7/26/19	25
25	Fannie Mae, Callable 3/9/18 @ 100.00	1.13		9/9/19	25
65	Fannie Mae	1.25		5/6/21	63
60	Fannie Mae	1.50		6/22/20	59
50	Fannie Mae, Callable 1/27/18 @ 100.00	1.70		1/27/20	50
25	Fannie Mae	2.14	(b)(c)	10/9/19	24
10	Fannie Mae	5.63		7/15/37	14
50	Fannie Mae	6.25		5/15/29	67
20	Fannie Mae	6.63		11/15/30	28
25	Federal Home Loan Bank	1.13		7/14/21	24
50	Federal Home Loan Bank	1.13		6/21/19	49
60	Federal Home Loan Bank	1.38		11/15/19	59
25	Federal Home Loan Bank	1.38		9/28/20	25
90	Federal Home Loan Bank	1.50		3/8/19	89
25	Federal Home Loan Bank	2.13		3/10/23	25
20	Federal Home Loan Bank	4.13		3/13/20	21
15	Federal Home Loan Bank	5.63		6/11/21	17
80	Freddie Mac	1.25		10/2/19	78
25	Freddie Mac	1.38		5/1/20	25
20	Freddie Mac	1.40		8/22/19	20
25	Freddie Mac	1.50		1/17/20	25
25	Freddie Mac	1.75		5/30/19	25
40	Freddie Mac	2.38		1/13/22	40
15	Freddie Mac	6.25		7/15/32	21
25	Freddie Mac	6.75		9/15/29	35
5	Tennessee Valley Authority	3.50		12/15/42	5
20	Tennessee Valley Authority	5.88		4/1/36	28
20	Tennessee Valley Authority, Series E	6.75		11/1/25	26

	Total U.S. Government Agency Securities				1,017

	Corporate Bonds — 30.66%
110	Abbott Laboratories (Health Care Equipment & Supplies), Callable 9/30/23 @ 100.00	3.40		11/30/23	112
185	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75		11/30/26	190
155	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50		5/14/35	169
60	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70		12/1/47	61
25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15		8/15/44	27
130	American Express Co. (Consumer Finance), Callable 7/1/22 @ 100.00	2.50		8/1/22	128
65	American Express Credit Corp., MTN (Consumer Finance), Callable 1/31/22 @ 100.00	2.70		3/3/22	65
270	Ameriprise Financial, Inc. (Capital Markets)	3.70		10/15/24	282
95	Amgen, Inc. (Biotechnology), Callable 4/11/22 @ 100.00	2.65		5/11/22	95
165	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13		5/1/25	166
100	Amgen, Inc. (Biotechnology), Callable 8/15/21 @ 100.00	3.88		11/15/21	105
200	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90		12/15/25	209
350	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 11/1/25 @ 100.00	3.65		2/1/26	361
165	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	191
240	Anthem, Inc. (Health Care Providers & Services)	3.13		5/15/22	242

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$90	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	$95
50	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/14/23 @ 100.00	2.85	2/14/23	50
110	AT&T, Inc. (Diversified Telecommunication Services), Callable 5/14/27 @ 100.00	3.90	8/14/27	111
135	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	143
205	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	216
80	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	87
40	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	44
100	Atmos Energy Corp. (Gas Utilities)	8.50	3/15/19	107
825	Bank of America Corp., MTN (Banks)	3.88	8/1/25	870
110	Bank One Corp. (Banks)	8.00	4/29/27	147
25	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	28
50	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	50
145	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	139
100	Bunge Limited Finance Corp. (Food Products)	8.50	6/15/19	108
700	Capital One Bank USA, Series BKNT (Consumer Finance), Callable 1/13/19 @ 100.00	2.25	2/13/19	700
80	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	106
210	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	211
390	Citigroup, Inc. (Banks)	3.40	5/1/26	392
210	Citigroup, Inc. (Banks)	4.50	1/14/22	223
250	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	257
225	Comcast Corp. (Media)	4.75	3/1/44	258
145	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	203
20	Consolidated Edison Company of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	29
180	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	197
190	CSX Corp. (Road & Rail)	6.22	4/30/40	252
340	CVS Health Corp. (Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	335
95	CVS Health Corp. (Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	105
125	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	132
150	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	156
158	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	186
100	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	99
225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	230
350	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	365
20	Dow Chemical Co. (The) (Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	21
15	Dow Chemical Co. (The) (Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	17
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	38
60	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	75
100	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	104
269	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	294
75	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	85
55	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	55
190	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	198
283	General Motors Co. (Automobiles)	3.50	10/2/18	286
60	Gilead Sciences, Inc. (Biotechnology), Callable 12/1/25 @ 100.00	3.65	3/1/26	62
71	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	79
50	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	70
275	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	279
530	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	575
90	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	113
45	Interpublic Group of Companies, Inc. (Media)	4.00	3/15/22	47
250	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	262
50	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	57
550	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	553
50	JPMorgan Chase & Co. (Banks)	3.63	5/13/24	52
15	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	16

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$60	Lincoln National Corp. (Insurance)	4.85		6/24/21	$64
75	Lincoln National Corp. (Insurance)	7.00		6/15/40	103
25	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/22 @ 100.00	3.10		1/15/23	25
135	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50		5/15/36	152
85	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88		3/15/44	94
25	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63		3/15/44	29
100	Medtronic, Inc. (Health Care Equipment & Supplies)	4.63		3/15/45	116
40	MetLife, Inc. (Insurance)	3.00		3/1/25	40
95	MetLife, Inc. (Insurance)	6.50		12/15/32	124
305	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50		2/6/57	361
420	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13		4/1/36	561
390	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95		2/7/24	393
290	Nucor Corp. (Metals & Mining), Callable 6/15/22 @ 100.00	4.13		9/15/22	308
100	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	121
160	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20		9/16/26	160
20	Oracle Corp. (Software)	5.38		7/15/40	25
195	Oracle Corp. (Software)	6.50		4/15/38	274
95	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	103
250	PNC Bank NA (Banks), Callable 10/6/20 @ 100.00	2.45		11/5/20	250
70	PNC Financial Services Group, Inc. (Banks)	2.85	(d)	11/9/22	70
75	Procter & Gamble Co. (The) (Household Products)	9.36		1/1/21	83
125	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	162
185	Reed Elsevier N.V. (Professional Services)	8.63		1/15/19	196
95	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	97
35	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13		11/15/22	35
190	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85		12/15/25	197
25	Ryder System, Inc., MTN (Road & Rail), Callable 8/1/21 @ 100.00	2.25		9/1/21	25
105	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80		3/1/22	105
90	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15		9/15/24	92
60	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00		11/15/26	58
201	Southwest Airlines Co. 2007-1 Trust (Airlines)	6.15		8/1/22	219
255	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	253
135	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	127
260	SunTrust Banks, Inc. (Banks), Callable 2/3/21 @ 100.00	2.90		3/3/21	263
240	TC Pipelines LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38		3/13/25	250
170	The Dow Chemical Co. (Chemicals)	8.55		5/15/19	184
90	The Home Depot, Inc. (Specialty Retail)	5.88		12/16/36	122
185	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13		6/1/24	187
150	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	205
175	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00		4/15/23	177
140	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15		2/1/24	148
105	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30		1/12/22	108
115	Twenty-First Century Fox, Inc. (Media), Callable 3/15/44 @ 100.00	4.75		9/15/44	131
170	Twenty-First Century Fox, Inc. (Media)	6.20		12/15/34	219
100	United Parcel Service, Inc. (Air Freight & Logistics)	6.20		1/15/38	138
50	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	55
75	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88		2/15/38	109
110	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	145
40	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25		8/15/22	40
175	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50		2/1/25	177
105	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01		8/21/54	107
445	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15		9/15/23	495
80	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	93
75	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13		3/1/25	76

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$430	Wells Fargo & Co. (Banks)	3.00	2/19/25	$426
50	Wells Fargo & Co. (Banks)	3.30	9/9/24	51
275	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	292
250	WestRock Co. (Containers & Packaging)	4.90	3/1/22	269
55	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	77
100	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	142

	Total Corporate Bonds			22,080

	U.S. Treasury Obligations — 30.36%
22	U.S. Treasury Bond	2.25	8/15/46	20
5	U.S. Treasury Bond	2.50	2/15/45	5
160	U.S. Treasury Bond	2.50	2/15/46	152
135	U.S. Treasury Bond	2.50	5/15/46	128
125	U.S. Treasury Bond	2.75	8/15/47	125
95	U.S. Treasury Bond	2.75	11/15/47	95
63	U.S. Treasury Bond	2.75	8/15/42	63
74	U.S. Treasury Bond	2.75	11/15/42	74
135	U.S. Treasury Bond	2.88	5/15/43	139
120	U.S. Treasury Bond	2.88	8/15/45	123
115	U.S. Treasury Bond	2.88	11/15/46	118
100	U.S. Treasury Bond	3.00	5/15/47	105
160	U.S. Treasury Bond	3.00	5/15/45	168
160	U.S. Treasury Bond	3.00	2/15/47	168
125	U.S. Treasury Bond	3.00	11/15/44	131
24	U.S. Treasury Bond	3.00	5/15/42	25
175	U.S. Treasury Bond	3.00	11/15/45	184
125	U.S. Treasury Bond	3.13	8/15/44	134
90	U.S. Treasury Bond	3.13	2/15/43	97
70	U.S. Treasury Bond	3.13	11/15/41	75
72	U.S. Treasury Bond	3.13	2/15/42	77
120	U.S. Treasury Bond	3.38	5/15/44	135
20	U.S. Treasury Bond	3.50	2/15/39	23
130	U.S. Treasury Bond	3.63	2/15/44	152
75	U.S. Treasury Bond	3.63	8/15/43	87
53	U.S. Treasury Bond	3.75	8/15/41	63
120	U.S. Treasury Bond	3.75	11/15/43	143
55	U.S. Treasury Bond	3.88	8/15/40	66
14	U.S. Treasury Bond	4.25	5/15/39	18
40	U.S. Treasury Bond	4.25	11/15/40	51
85	U.S. Treasury Bond	4.38	11/15/39	109
35	U.S. Treasury Bond	4.38	5/15/41	45
60	U.S. Treasury Bond	4.38	5/15/40	77
10	U.S. Treasury Bond	4.38	2/15/38	13
10	U.S. Treasury Bond	4.50	2/15/36	13
20	U.S. Treasury Bond	4.50	5/15/38	26
25	U.S. Treasury Bond	4.50	8/15/39	33
70	U.S. Treasury Bond	4.63	2/15/40	93
70	U.S. Treasury Bond	4.75	2/15/41	95
55	U.S. Treasury Bond	5.00	5/15/37	75
30	U.S. Treasury Bond	5.25	11/15/28	38
30	U.S. Treasury Bond	5.25	2/15/29	38
55	U.S. Treasury Bond	5.38	2/15/31	73
25	U.S. Treasury Bond	6.00	2/15/26	32
25	U.S. Treasury Bond	6.13	8/15/29	34
35	U.S. Treasury Bond	6.13	11/15/27	46

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$35	U.S. Treasury Bond	6.25	5/15/30	$49
15	U.S. Treasury Bond	6.50	11/15/26	20
17	U.S. Treasury Bond	7.50	11/15/24	23
15	U.S. Treasury Bond	7.63	2/15/25	20
40	U.S. Treasury Bond	8.00	11/15/21	49
70	U.S. Treasury Note	0.75	2/15/19	69
65	U.S. Treasury Note	0.75	7/15/19	64
45	U.S. Treasury Note	0.88	9/15/19	44
85	U.S. Treasury Note	0.88	6/15/19	84
45	U.S. Treasury Note	0.88	7/31/19	44
70	U.S. Treasury Note	0.88	4/15/19	69
110	U.S. Treasury Note	0.88	5/15/19	109
70	U.S. Treasury Note	1.00	11/15/19	69
35	U.S. Treasury Note	1.00	6/30/19	35
67	U.S. Treasury Note	1.00	8/31/19	66
70	U.S. Treasury Note	1.00	10/15/19	69
95	U.S. Treasury Note	1.00	9/30/19	94
65	U.S. Treasury Note	1.00	3/15/19	64
70	U.S. Treasury Note	1.13	3/31/20	69
150	U.S. Treasury Note	1.13	7/31/21	145
100	U.S. Treasury Note	1.13	6/30/21	97
80	U.S. Treasury Note	1.13	9/30/21	77
60	U.S. Treasury Note	1.13	5/31/19	59
65	U.S. Treasury Note	1.13	4/30/20	64
120	U.S. Treasury Note	1.13	2/28/21	117
100	U.S. Treasury Note	1.13	8/31/21	97
110	U.S. Treasury Note	1.13	2/28/19	109
80	U.S. Treasury Note	1.13	1/31/19	79
65	U.S. Treasury Note	1.13	12/31/19	64
105	U.S. Treasury Note	1.25	1/31/20	104
105	U.S. Treasury Note	1.25	8/31/19	104
100	U.S. Treasury Note	1.25	3/31/21	98
140	U.S. Treasury Note	1.25	10/31/21	136
110	U.S. Treasury Note	1.25	3/31/19	109
105	U.S. Treasury Note	1.25	6/30/19	104
90	U.S. Treasury Note	1.25	4/30/19	89
105	U.S. Treasury Note	1.25	5/31/19	104
95	U.S. Treasury Note	1.25	1/31/19	94
55	U.S. Treasury Note	1.25	2/29/20	54
50	U.S. Treasury Note	1.25	10/31/19	49
95	U.S. Treasury Note	1.25	7/31/23	90
110	U.S. Treasury Note	1.38	8/31/23	105
105	U.S. Treasury Note	1.38	7/31/19	104
100	U.S. Treasury Note	1.38	9/15/20	99
75	U.S. Treasury Note	1.38	1/15/20	74
70	U.S. Treasury Note	1.38	1/31/20	69
105	U.S. Treasury Note	1.38	10/31/20	103
105	U.S. Treasury Note	1.38	9/30/20	103
100	U.S. Treasury Note	1.38	5/31/20	99
105	U.S. Treasury Note	1.38	9/30/19	104
100	U.S. Treasury Note	1.38	4/30/21	98
75	U.S. Treasury Note	1.38	12/15/19	74
120	U.S. Treasury Note	1.38	2/29/20	119
115	U.S. Treasury Note	1.38	3/31/20	114
105	U.S. Treasury Note	1.38	8/31/20	103

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$110	U.S. Treasury Note	1.38	4/30/20	$109
100	U.S. Treasury Note	1.38	5/31/21	98
105	U.S. Treasury Note	1.38	1/31/21	103
80	U.S. Treasury Note	1.38	6/30/23	76
65	U.S. Treasury Note	1.38	2/28/19	65
80	U.S. Treasury Note	1.38	9/30/23	76
101	U.S. Treasury Note	1.50	2/28/19	101
130	U.S. Treasury Note	1.50	5/31/19	129
80	U.S. Treasury Note	1.50	2/28/23	77
15	U.S. Treasury Note	1.50	3/31/19	15
84	U.S. Treasury Note	1.50	3/31/23	81
100	U.S. Treasury Note	1.50	4/15/20	99
105	U.S. Treasury Note	1.50	5/31/20	104
95	U.S. Treasury Note	1.50	10/31/19	94
100	U.S. Treasury Note	1.50	8/15/20	99
185	U.S. Treasury Note	1.50	8/15/26	172
100	U.S. Treasury Note	1.50	5/15/20	99
110	U.S. Treasury Note	1.50	1/31/19	110
100	U.S. Treasury Note	1.50	7/15/20	99
80	U.S. Treasury Note	1.50	1/31/22	78
100	U.S. Treasury Note	1.50	6/15/20	99
105	U.S. Treasury Note	1.50	11/30/19	104
100	U.S. Treasury Note	1.63	3/31/19	100
90	U.S. Treasury Note	1.63	4/30/19	90
255	U.S. Treasury Note	1.63	2/15/26	240
100	U.S. Treasury Note	1.63	3/15/20	99
102	U.S. Treasury Note	1.63	11/15/22	99
110	U.S. Treasury Note	1.63	12/31/19	109
105	U.S. Treasury Note	1.63	8/31/19	105
135	U.S. Treasury Note	1.63	8/31/22	132
110	U.S. Treasury Note	1.63	7/31/20	109
80	U.S. Treasury Note	1.63	10/15/20	79
100	U.S. Treasury Note	1.63	6/30/20	99
65	U.S. Treasury Note	1.63	8/15/22	63
100	U.S. Treasury Note	1.63	6/30/19	100
80	U.S. Treasury Note	1.63	4/30/23	78
185	U.S. Treasury Note	1.63	5/15/26	174
100	U.S. Treasury Note	1.63	10/31/23	97
80	U.S. Treasury Note	1.63	5/31/23	77
100	U.S. Treasury Note	1.63	11/30/20	99
100	U.S. Treasury Note	1.75	11/15/20	99
110	U.S. Treasury Note	1.75	9/30/22	108
140	U.S. Treasury Note	1.75	6/30/22	137
115	U.S. Treasury Note	1.75	4/30/22	113
85	U.S. Treasury Note	1.75	3/31/22	84
105	U.S. Treasury Note	1.75	9/30/19	105
164	U.S. Treasury Note	1.75	5/15/23	160
105	U.S. Treasury Note	1.75	11/30/19	105
140	U.S. Treasury Note	1.75	5/31/22	138
80	U.S. Treasury Note	1.75	1/31/23	78
85	U.S. Treasury Note	1.75	2/28/22	84
145	U.S. Treasury Note	1.75	10/31/20	144
130	U.S. Treasury Note	1.75	11/30/21	128
105	U.S. Treasury Note	1.75	12/31/20	104
90	U.S. Treasury Note	1.75	5/15/22	89

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$90	U.S. Treasury Note	1.88	9/30/22	$89
85	U.S. Treasury Note	1.88	5/31/22	84
125	U.S. Treasury Note	1.88	4/30/22	123
125	U.S. Treasury Note	1.88	10/31/22	123
85	U.S. Treasury Note	1.88	8/31/22	84
110	U.S. Treasury Note	1.88	11/30/21	109
145	U.S. Treasury Note	1.88	2/28/22	143
100	U.S. Treasury Note	1.88	3/31/22	99
75	U.S. Treasury Note	1.88	12/31/19	75
70	U.S. Treasury Note	1.88	12/15/20	70
105	U.S. Treasury Note	1.88	1/31/22	104
105	U.S. Treasury Note	1.88	6/30/20	105
100	U.S. Treasury Note	2.00	2/28/21	100
170	U.S. Treasury Note	2.00	2/15/23	168
60	U.S. Treasury Note	2.00	11/30/20	60
100	U.S. Treasury Note	2.00	2/15/22	100
145	U.S. Treasury Note	2.00	11/15/21	145
65	U.S. Treasury Note	2.00	9/30/20	65
50	U.S. Treasury Note	2.00	7/31/20	50
195	U.S. Treasury Note	2.00	8/15/25	190
195	U.S. Treasury Note	2.00	2/15/25	191
185	U.S. Treasury Note	2.00	11/15/26	179
235	U.S. Treasury Note	2.00	5/31/24	230
70	U.S. Treasury Note	2.00	4/30/24	69
110	U.S. Treasury Note	2.00	12/31/21	109
70	U.S. Treasury Note	2.00	10/31/21	70
80	U.S. Treasury Note	2.00	8/31/21	80
150	U.S. Treasury Note	2.00	6/30/24	147
95	U.S. Treasury Note	2.00	7/31/22	94
200	U.S. Treasury Note	2.00	11/30/22	198
90	U.S. Treasury Note	2.13	6/30/22	90
120	U.S. Treasury Note	2.13	8/15/21	120
115	U.S. Treasury Note	2.13	2/29/24	114
105	U.S. Treasury Note	2.13	12/31/21	105
90	U.S. Treasury Note	2.13	11/30/23	89
65	U.S. Treasury Note	2.13	9/30/21	65
115	U.S. Treasury Note	2.13	7/31/24	114
115	U.S. Treasury Note	2.13	11/30/24	113
85	U.S. Treasury Note	2.13	3/31/24	84
135	U.S. Treasury Note	2.13	1/31/21	135
115	U.S. Treasury Note	2.13	9/30/24	114
80	U.S. Treasury Note	2.13	8/31/20	80
195	U.S. Treasury Note	2.13	5/15/25	192
90	U.S. Treasury Note	2.13	12/31/22	90
70	U.S. Treasury Note	2.13	6/30/21	70
195	U.S. Treasury Note	2.25	11/15/25	193
195	U.S. Treasury Note	2.25	11/15/24	194
185	U.S. Treasury Note	2.25	8/15/27	182
90	U.S. Treasury Note	2.25	1/31/24	90
80	U.S. Treasury Note	2.25	12/31/24	80
225	U.S. Treasury Note	2.25	2/15/27	221
115	U.S. Treasury Note	2.25	10/31/24	114
80	U.S. Treasury Note	2.25	4/30/21	81
40	U.S. Treasury Note	2.25	7/31/21	40
80	U.S. Treasury Note	2.25	3/31/21	81

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$85	U.S. Treasury Note	2.25		11/15/27	$84
80	U.S. Treasury Note	2.25		12/31/23	80
105	U.S. Treasury Note	2.38		8/15/24	105
80	U.S. Treasury Note	2.38		5/15/27	80
205	U.S. Treasury Note	2.50		5/15/24	206
127	U.S. Treasury Note	2.50		8/15/23	129
100	U.S. Treasury Note	2.63		11/15/20	102
160	U.S. Treasury Note	2.63		8/15/20	163
170	U.S. Treasury Note	2.75		11/15/23	175
85	U.S. Treasury Note	2.75		2/15/19	86
100	U.S. Treasury Note	3.13		5/15/19	102
50	U.S. Treasury Note	3.38		11/15/19	51
100	U.S. Treasury Note	3.50		5/15/20	104
80	U.S. Treasury Note	3.63		8/15/19	82

	Total U.S. Treasury Obligations				21,870

	Yankee Dollars — 5.33%
85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	107
25	Bank of Nova Scotia (Banks)	1.85		4/14/20	25
200	Barclays PLC (Banks)	3.20		8/10/21	200
45	BHP Billiton Ltd. (Metals & Mining)	5.00		9/30/43	55
255	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	3.54		11/4/24	265
124	British Telecommunications PLC (Diversified Telecommunication Services)	9.13		12/15/30	185
205	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	204
90	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	92
270	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	288
90	Deutsche Telekom International Finance BV (Diversified Financial Services)	8.75	(d)	6/15/30	133
90	HSBC Holdings PLC (Banks)	4.00		3/30/22	94
120	HSBC Holdings PLC (Banks)	6.80		6/1/38	164
105	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	121
145	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	191
50	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	52
10	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	11
341	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/19 @ 100.00	5.00		4/15/19	351
95	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	142
25	Royal Bank of Canada (Banks)	2.20		9/23/19	25
240	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	334
40	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25		11/10/24	41
100	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	120
180	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	224
90	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	121
120	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	157
20	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	26
90	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	113

	Total Yankee Dollars				3,841

	Time Deposit — 12.54%
9,030	State Street Liquidity Management Control System Eurodollar Time Deposit	0.39		1/2/18	9,030

	Total Time Deposit				9,030

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

Shares	Security Description	Rate %		Maturity Date	Value (000)
	Mutual Funds — 26.25%
9,410,661	SSgA U.S. Government Money Market Fund	1.16	(e)		$9,411
9,495,730	State Street Institutional Treasury Plus Money Market Fund	1.15	(e)		9,495

	Total Mutual Funds				18,906

	Total Investments Before TBA Sale Commitments (cost $92,856) — 129.83%				93,508
Principal Amount (000)
	TBA Sale Commitments (f) — (0.58)%
$(40)	Fannie Mae, 15 YR TBA	4.50		1/25/33	(41)
(25)	Fannie Mae, 30 YR TBA	5.00		2/25/47	(27)
(50)	Freddie Mac, Gold 15 YR TBA	4.50		1/15/33	(51)
(75)	Freddie Mac, Gold 30 YR TBA	5.00		1/15/48	(80)
(100)	Freddie Mac, Gold 30 YR TBA	5.50		1/15/48	(109)
(25)	Government National Mortgage Association, 30 YR TBA	5.50		1/15/48	(27)
(75)	Government National Mortgage Association, 30 YR TBA	4.50		1/15/48	(79)

	Total TBA Sale Commitments				(414)

	Liabilities in excess of other assets — (29.25)%				(21,068)

	Net Assets — 100.00%				$72,026

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2017.

(b)	Zero Coupon Security. Effective rate shown is as of December 31, 2017.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2017.

(e)	The rate disclosed is the rate in effect on December 31, 2017.

(f)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

MTN — Medium Term Note

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.30%	—	0.30%
Collateralized Mortgage Obligations	—	1.38%	—	1.38%
U.S. Government Agency Mortgages	—	21.60%	—	21.60%
U.S. Government Agency Securities	—	1.41%	—	1.41%
Corporate Bonds	30.68%	—	—	30.68%
U.S. Treasury Obligations	—	30.36%	—	30.36%
Yankee Dollars	5.26%	0.07%	—	5.33%
Time Deposit	—	12.54%	—	12.54%
Mutual Funds	13.07%	6.22%	6.96%	26.25%
TBA Sale Commitments	—	-0.58%	—	-0.58%
Other Assets (Liabilities)	-11.70%	-17.56%	-0.01%	-29.27%

Total Net Assets	37.31%	55.74%	6.95%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 17.43%
$2,070	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class E (a)	2.70	(b)	12/15/31	$1,968
5,687	Bank of America Merrill Lynch Large, Series 2016-GG10, Class AJA (a)	5.81	(b)	8/10/45	4,412
3,000	BX Trust, Series 2017-IMC, Class G (a)	6.75	(b)	10/15/32	3,007
4,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class E (a)	3.00		2/10/48	2,323
1,500	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E (a)	3.21	(b)	7/10/47	976
2,700	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class E (a)	4.15	(b)	4/10/48	1,676
1,300	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class F (a)	4.15	(b)	4/10/48	791
6,000	Commercial Mortgage Trust, Series 2014-CR21, Class F (a)	3.00		12/10/47	3,851
3,409	Commercial Mortgage Trust, Series 2015-CR24, Class E (a)	3.13	(b)	8/10/48	2,080
5,500	Commercial Mortgage Trust, Series 2015-LC21, Class E (a)	3.25		7/10/48	3,236
1,100	Commercial Mortgage Trust, Series 2014-LC17, Class D (a)	3.69		10/10/47	802
2,900	Commercial Mortgage Trust, Series 2013-CR7, Class G (a)	4.28	(b)	3/10/46	1,473
4,000	Commercial Mortgage Trust, Series 2015-CR25, Class E (a)	4.55	(b)	8/10/48	2,674
1,800	Commercial Mortgage Trust, Series 2015-CR25, Class F (a)	4.55	(b)	8/10/48	887
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (a)	5.08	(b)	10/10/46	324
1,410	Connecticut Avenue Securities, Series 2016-C03, Class 1B, Callable 4/25/26 @ 100.00 (a)	13.30 (US0001M + 1175.00 bps)	(c)	10/25/28	2,055
6,336	Connecticut Avenue Securities, Series 2016-C02, Class 1B, Callable 3/25/26 @ 100.00 (a)	13.80 (US0001M + 1225.00 bps)	(c)	9/25/28	9,414
1,712	Credit Suisse Mortgage Trust, Series 17-RPL1, Class B2, Callable 8/25/48 @ 100.00 (a)	3.09	(b)	7/25/57	957
1,492	Credit Suisse Mortgage Trust, Series 17-RPL1, Class B1, Callable 8/25/48 @ 100.00 (a)	3.09	(b)	7/25/57	1,066
1,675	Credit Suisse Mortgage Trust, Series 17-RPL1, Class B4, Callable 8/25/48 @ 100.00 (a)	3.09	(b)	7/25/57	341
1,455	Credit Suisse Mortgage Trust, Series 17-RPL1, Class B3, Callable 8/25/48 @ 100.00 (a)	3.09	(b)	7/25/57	639
1,983	Credit Suisse Mortgage Trust, Series 2007-C5, Class AM	5.87		9/15/40	1,924
3,975	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class MZ (a)	8.93	(b)	7/6/20	3,980
1,500	Credit Suisse Mortgage Trust, Series 2017-CHOP, Class H (a)	9.10 (LIBOR01M + 762.00 bps)	(c)	7/15/32	1,493
2,500	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class D (a)	4.39	(b)	11/15/49	1,921
2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class G (a)	3.75		8/10/44	1,145
2,500	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AJ	5.68	(b)	12/10/49	1,276
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (a)	4.76	(b)	8/10/46	464
700	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E, Callable 10/15/24 @ 100.00 (a)	3.36	(b)	9/15/47	433
4,300	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E (a)	4.62	(b)	8/15/48	2,727
6,860	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AJ, Callable 2/11/22 @ 100.00	5.50	(b)	1/15/49	1,575
3,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class AJ	5.80	(b)	2/12/49	2,232
4,010	Lone Star Portfolio Trust, Series 2015-LSP, Class F (a)	8.38 (LIBOR01M + 690.00 bps)	(c)	9/15/28	4,075
1,110	Morgan Stanley BAML Trust, Series 2015-C21, Class E (a)	3.01		3/15/48	715
1,800	Morgan Stanley BAML Trust, Series 2015-C25, Class F, Callable 9/11/25 @ 100.00 (a)	4.53 (US0003M + 125.00 bps)	(c)	10/15/48	1,036
4,000	Morgan Stanley BAML Trust, Series 2015-C25, Class E, Callable 9/11/25 @ 100.00 (a)	4.53 (US0003M + 112.00 bps)	(c)	10/15/48	2,804
2,747	Multifamily Trust, Series 2016-1, Class B (a)	9.54 (US0003M + 113.00 bps)	(c)	4/25/46	2,863
155,260	Seasoned Credit Risk Transfer, Series 16-1, Class XSIO, Callable 12/25/47 @ 100.00 (a)	0.07	(b)	9/25/55	579
19,325	Seasoned Credit Risk Transfer, Series 16-1, Class BIO, Callable 12/25/47 @ 100.00 (a)	0.92	(b)	9/25/55	2,265
8,198	Seasoned Credit Risk Transfer, Series 16-1, Class B, Callable 12/25/47 @ 100.00 (a)	6.68		9/25/55	665

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$14,983	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, Callable 10/25/25 @ 100.00	10.68 (US0001M + 935.00 bps)	(c)	4/25/28	$19,829
4,498	Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class B, Callable 1/25/26 @ 100.00	11.33 (US0001M + 1000.00 bps)	(c)	7/25/28	6,144
4,726	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)	4.89	(b)	5/10/63	3,314
8,192	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)	4.89	(b)	5/10/63	4,073
4,800	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E (a)	3.00		5/15/48	2,762
510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E (a)	3.50		7/15/46	336
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, Callable 11/11/25 @ 100.00 (a)	4.61	(b)	11/15/48	2,807

	Total Collateralized Mortgage Obligations				118,389

	U.S. Government Agency Mortgages — 3.19%
1,140	Fannie Mae, Series 17-C05, Class 1B1, Callable 7/25/27 @ 100.00 (a)	4.93 (US0001M + 360.00 bps)	(c)	1/25/30	1,136
5,550	Fannie Mae, Series 17-C07, Class 1B1, Callable 11/25/27 @ 100.00 (a)	5.55	(b)	5/25/30	5,701
530	Fannie Mae, Series: 17-C03, Class 1B1, Callable 4/25/27 @ 100.00 (a)	6.18 (US0001M + 485.00 bps)	(c)	10/25/29	579
1,500	Fannie Mae, Series 16-C06, Class 1B, Callable 10/25/26 @ 100.00 (a)	10.80 (US0001M + 925.00 bps)	(c)	4/25/29	1,913
3,499	Fannie Mae, Series 16-C04, Class 1B, Callable 7/25/26 @ 100.00 (a)	11.80 (US0001M + 1025.00 bps)	(c)	1/25/29	4,754
5,997	Freddie Mac, Series 17-2, Class B, Callable 3/25/48 @ 100.00 (a)	–	(b)	8/25/56	525
269,838	Freddie Mac, Series 17-2, Class XSIO, Callable 3/25/48 @ 100.00 (a)	0.07	(b)	8/25/56	1,033
8,997	Freddie Mac, Series 17-2, Class BIO, Callable 3/25/48 @ 100.00 (a)	1.01	(b)	8/25/56	1,251
530	Freddie Mac, Series 17-DNA1, Class B2, Callable 1/25/27 @ 100.00	11.55 (US0001M + 1000.00 bps)	(c)	7/25/29	503
1,090	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 17-DNA2, Class B1, Callable 4/25/27 @ 100.00	6.48 (US0001M + 515.00 bps)	(c)	10/25/29	1,214
3,070	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 17-DNA2, Class B2, Callable 4/25/27 @ 100.00	12.58 (US0001M + 1125.00 bps)	(c)	10/25/29	3,075

	Total U.S. Government Agency Mortgages				21,684

	Corporate Bonds — 54.33%
1,175	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 2/5/18 @ 103.84	5.13		7/1/22	1,178
946	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 3/1/19 @ 104.88	6.50		3/1/24	984
709	ACCO Brands Corp. (Commercial Services & Supplies), Callable 12/15/19 @ 103.94	5.25		12/15/24	728
1,765	AES Corp. (Independent Power & Renewable Electricity Producers), Callable 5/15/18 @ 102.44	4.88		5/15/23	1,798
2,335	Albertsons Cos. LLC (Food & Staples Retailing), Callable 9/15/19 @ 104.31	5.75		3/15/25	2,107
987	Alcoa, Inc. (Aerospace & Defense), Callable 7/1/24 @ 100.00	5.13		10/1/24	1,053
282	Alcoa, Inc. (Aerospace & Defense)	5.87		2/23/22	305
111	Ally Financial, Inc. (Consumer Finance), Callable 10/20/25 @ 100.00	5.75		11/20/25	121
192	Ally Financial, Inc. (Consumer Finance)	7.50		9/15/20	213
2,029	Ally Financial, Inc. (Consumer Finance)	8.00		11/1/31	2,633
968	Altice US Finance I Corp. (Media), Callable 7/15/18 @ 104.03 (a)	5.38		7/15/23	992
1,141	Altice US Finance I Corp. (Media), Callable 5/15/21 @ 102.75 (a)	5.50		5/15/26	1,162
1,312	AMC Entertainment Holdings, Inc. (Media), Callable 11/15/21 @ 102.94^	5.88		11/15/26	1,296
509	AMC Networks, Inc. (Media), Callable 8/1/21 @ 102.38	4.75		8/1/25	505
785	AMC Networks, Inc. (Media), Callable 4/1/20 @ 102.50	5.00		4/1/24	795
664	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines)	5.60		7/15/20	686
634	American Airlines Pass-Through Trust, Class B (Airlines)	5.63		1/15/21	660
478	American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors), Callable 12/15/18 @ 104.31 (a)	5.75		12/15/23	503
2,211	Amsted Industries, Inc. (Machinery), Callable 3/15/18 @ 102.50 (a)	5.00		3/15/22	2,264

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$285	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69	5.38		9/15/24	$296
727	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13		10/1/21	765
728	Ashtead Capital, Inc. (Trading Companies & Distributors), Callable 8/15/20 @ 103.09 (a)	4.13		8/15/25	735
1,054	Ashtead Capital, Inc. (Trading Companies & Distributors), Callable 8/15/22 @ 102.19 (a)	4.38		8/15/27	1,070
1,099	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Road & Rail), Callable 2/5/18 @ 103.84^	5.13		6/1/22	1,113
1,156	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Road & Rail), Callable 4/1/18 @ 102.75^	5.50		4/1/23	1,185
1,326	B&G Foods, Inc. (Food Products), Callable 4/1/20 @ 103.94	5.25		4/1/25	1,349
1,951	Bank of America Corp. (Banks), Callable 3/17/25 @ 100.00, Perpetual Bond (d)	6.10 (US0003M + 389.80 bps)	(c)	12/29/49	2,141
1,632	Beacon Escrow Corp. (Trading Companies & Distributors), Callable 11/1/20 @ 102.44 (a)	4.88		11/1/25	1,639
1,682	Belo Corp. (Media)	7.25		9/15/27	1,875
578	Block Communications, Inc. (Media), Callable 2/15/20 @ 103.44 (a)	6.88		2/15/25	605
1,421	Blue Cube Spinco, Inc. (Chemicals), Callable 10/15/20 @ 102.44	9.75		10/15/23	1,677
2,115	Blue Racer Mid LLC/Blue Racer Mid Finance (Oil, Gas & Consumable Fuels), Callable 2/5/18 @ 104.59 (a)	6.13		11/15/22	2,200
1,333	Booz Allen Hamilton, Inc. (IT Services), Callable 5/1/20 @ 102.56 (a)	5.13		5/1/25	1,336
1,126	Brinker International, Inc. (Hotels, Restaurants & Leisure)	3.88		5/15/23	1,092
1,110	Brinker International, Inc. (Hotels, Restaurants & Leisure), Callable 7/1/24 @ 100.00 (a)	5.00		10/1/24	1,121
861	Building Materials Corp. of America (Building Products), Callable 11/15/19 @ 102.69 (a)	5.38		11/15/24	900
1,268	Building Materials Corp. of America (Building Products), Callable 10/15/20 @ 103.00 (a)	6.00		10/15/25	1,354
565	Cable One, Inc. (Media), Callable 6/15/18 @ 102.88 (a)	5.75		6/15/22	583
3,756	Cablevision Systems Corp. (Media)	5.88		9/15/22	3,701
190	CalAtlantic Group, Inc. (Household Durables), Callable 5/15/24 @ 100.00	5.88		11/15/24	211
1,341	Calpine Corp. (Independent Power & Renewable Electricity Producers), Callable 10/15/18 @ 102.69^	5.38		1/15/23	1,306
1,875	Cardtronics, Inc. (IT Services), Callable 2/5/18 @ 103.84	5.13		8/1/22	1,781
572	Cardtronics, Inc. (IT Services), Callable 5/1/20 @ 104.13 (a)	5.50		5/1/25	516
3,161	Care Capital Properties WI (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13		8/15/26	3,204
1,784	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/18 @ 104.69^	6.25		4/15/23	1,851
1,041	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/20 @ 106.19	8.25		7/15/25	1,144
2,281	CCO Holdings LLC/Capital Corp. (Media), Callable 5/1/22 @ 102.56 (a)	5.13		5/1/27	2,247
970	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/1/18 @ 103.84 (a)	5.13		5/1/23	989
1,010	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/21 @ 102.88	5.75		2/15/26	1,049
777	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 7/15/18 @ 102.88	5.75		1/15/24	800
298	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/1/19 @ 104.41	5.88		4/1/24	311
1,238	CDK Global, Inc. (Software), Callable 6/1/22 @ 102.44 (a)	4.88		6/1/27	1,254
582	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 3/1/18 @ 103.75	5.00		9/1/23	602
1,605	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 6/1/24 @ 100.00	5.50		12/1/24	1,745
385	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (Hotels, Restaurants & Leisure), Callable 4/15/22 @ 102.69 (a)	5.38		4/15/27	404
1,858	Centene Corp. (Health Care Providers & Services), Callable 1/15/20 @ 103.56	4.75		1/15/25	1,891
565	Central Garden & Pet Co. (Household Products), Callable 1/1/23 @ 102.56	5.13		2/1/28	565

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,282	Century Communities, Inc. (Household Durables), Callable 7/15/20 @ 104.41^	5.88		7/15/25	$1,288
1,119	CenturyLink, Inc. (Diversified Telecommunication Services), Callable 1/1/25 @ 100.00^	5.63		4/1/25	1,018
3,239	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80		3/15/22	3,173
189	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45		6/15/21	191
1,079	CenturyLink, Inc., Series G (Diversified Telecommunication Services)	6.88		1/15/28	976
1,068	CF Industries, Inc. (Chemicals) (a)	4.50		12/1/26	1,113
2,299	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 10/2/24 @ 100.00	5.88		3/31/25	2,492
300	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 1/1/24 @ 100.00	7.00		6/30/24	341
2,466	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 3/31/20 @ 103.13	6.25		3/31/23	2,219
1,995	Citigroup, Inc. (Banks), Callable 11/15/20 @ 100.00	6.13 (US0003M + 447.80 bps)	(c)	12/29/49	2,122
1,096	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88		5/15/23	1,121
546	Commercial Metals Co. (Metals & Mining), Callable 7/15/22 @ 102.69	5.38		7/15/27	557
1,268	Commscope Tech LLC (Communications Equipment), Callable 3/15/22 @ 102.50	5.00		3/15/27	1,268
350	CommScope, Inc. (Communications Equipment), Callable 6/15/19 @ 102.75 (a)	5.50		6/15/24	364
725	Continental Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 100.00	4.50		4/15/23	740
1,564	CoreCivic, Inc. (Equity Real Estate Investment Trusts), Callable 7/15/27 @ 100.00	4.75		10/15/27	1,544
278	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 1/1/20 @ 100.00	4.13		4/1/20	282
261	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 2/1/23 @ 100.00	4.63		5/1/23	267
659	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 7/15/22 @ 100.00	5.00		10/15/22	689
1,589	Cott Beverages, Inc. (Beverages), Callable 1/30/18 @ 104.03	5.38		7/1/22	1,653
45	Credit Acceptance Corp. (Consumer Finance), Callable 2/5/18 @ 103.06	6.13		2/15/21	45
1,705	Credit Acceptance Corp. (Consumer Finance), Callable 3/15/18 @ 105.53	7.38		3/15/23	1,786
1,422	CrownRock, LP/CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels), Callable 10/15/20 @ 104.22 (a)	5.63		10/15/25	1,429
1,312	CSC Holdings LLC (Media)	5.25		6/1/24	1,286
517	Cumberland Farms, Inc. (Food & Staples Retailing), Callable 5/1/20 @ 105.06 (a)	6.75		5/1/25	548
1,603	CVR Partners/CVR Nitrogen (Chemicals), Callable 6/15/19 @ 104.63 (a)	9.25		6/15/23	1,724
1,499	Cyrusone, LP/Cyrusone Finance (Equity Real Estate Investment Trusts), Callable 3/15/20 @ 102.50 (a)	5.00		3/15/24	1,555
477	Cyrusone, LP/Cyrusone Finance (Equity Real Estate Investment Trusts), Callable 3/15/22 @ 102.69	5.38		3/15/27	501
1,338	Delek Logistics Partners, LP (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 105.06	6.75		5/15/25	1,351
309	Diamond 1 Finance/Diamond 2 (Technology Hardware, Storage & Peripherals), Callable 6/15/18 @ 102.94 (a)	5.88		6/15/21	321
2,465	Diamond 1 Finance/Diamond 2 (Technology Hardware, Storage & Peripherals), Callable 6/15/19 @ 105.34 (a)	7.13		6/15/24	2,698
1,912	Diebold Nixdorf, Inc. (Technology Hardware, Storage & Peripherals), Callable 4/15/19 @ 106.38	8.50		4/15/24	2,032
2,091	DISH DBS Corp. (Media)	5.13		5/1/20	2,133
1,163	DISH DBS Corp. (Media)	5.88		7/15/22	1,169
878	DISH DBS Corp. (Media)	6.75		6/1/21	923
508	Dollar Tree, Inc. (Multiline Retail), Callable 3/1/18 @ 104.31	5.75		3/1/23	532
699	Dynegy, Inc. (Independent Power & Renewable Electricity Producers), Callable 6/1/18 @ 102.94	5.88		6/1/23	708
1,742	Dynegy, Inc. (Independent Power & Renewable Electricity Producers), Callable 11/1/18 @ 103.69	7.38		11/1/22	1,838

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,419	EMC Corp. (Technology Hardware, Storage & Peripherals), Callable 3/1/23 @ 100.00	3.38		6/1/23	$1,368
1,819	Endeavor Energy Resources, LP/EER Finance, Inc. (Oil, Gas & Consumable Fuels), Callable 1/30/23 @ 102.88 (a)	5.75		1/30/28	1,868
355	Envision Healthcare Corp. (Health Care Providers & Services), Callable 2/5/18 @ 103.84 (a)	5.13		7/1/22	344
1,101	Envision Healthcare Corp. (Health Care Providers & Services), Callable 2/5/18 @ 104.22	5.63		7/15/22	1,112
601	Equinix, Inc. (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 102.69	5.38		5/15/27	643
2,564	ESH Hospitality, Inc. (Hotels, Restaurants & Leisure), Callable 5/1/20 @ 102.63 (a)	5.25		5/1/25	2,590
1,146	Exterran NRG Solutions (Energy Equipment & Services), Callable 5/1/20 @ 106.09	8.13		5/1/25	1,232
1,160	Exterran Partners, LP (Energy Equipment & Services), Callable 2/5/18 @ 103.00	6.00		4/1/21	1,160
1,778	Extraction Oil & Gas Holdings, LLC (Oil, Gas & Consumable Fuels), Callable 7/15/18 @ 103.94 (a)	7.88		7/15/21	1,880
395	Extraction Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 103.69 (a)	7.38		5/15/24	422
2,342	First Data Corp. (IT Services), Callable 1/15/19 @ 102.50 (a)	5.00		1/15/24	2,410
1,101	First Data Corp. (IT Services), Callable 8/15/18 @ 102.69 (a)	5.38		8/15/23	1,146
592	First Data Corp. (IT Services), Callable 12/1/18 @ 103.50	7.00		12/1/23	626
1,675	First Quality Finance Co., Inc. (Personal Products), Callable 7/1/20 @ 103.75 (a)	5.00		7/1/25	1,709
1,559	FirstCash, Inc. (Consumer Finance), Callable 6/1/20 @ 102.69	5.38		6/1/24	1,625
3,176	Freeport-McMoRan, Inc. (Metals & Mining), Callable 12/1/21 @ 100.00	3.55		3/1/22	3,141
1,093	Freeport-McMoRan, Inc. (Metals & Mining), Callable 2/5/18 @ 103.38	6.75		2/1/22	1,131
1,764	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/21 @ 100.00	6.25		9/15/21	1,252
696	Frontier Communications Corp. (Diversified Telecommunication Services)	7.13		1/15/23	463
1,696	Frontier Communications Corp. (Diversified Telecommunication Services)^	8.50		4/15/20	1,408
1,065	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/22 @ 100.00	10.50		9/15/22	805
1,050	FTS International, Inc. (Energy Equipment & Services), Callable 2/5/18 @ 101.50 (a)	9.09 (US0003M + 750.00 bps)	(c)	6/15/20	1,071
1,087	FXI Holdings, Inc. (Chemicals), Callable 11/1/20 @ 103.94 (a)	7.88		11/1/24	1,085
163	GCI, Inc. (Diversified Telecommunication Services), Callable 2/5/18 @ 102.25	6.75		6/1/21	166
371	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 104.50	6.00		5/15/23	376
2,553	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 8/1/18 @ 103.38	6.75		8/1/22	2,649
1,399	Genesis Energy, LP/Genesis Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/21 @ 104.69	6.25		5/15/26	1,394
2,351	GenOn Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 2/5/18 @ 101.65^	9.88		10/15/20	1,857
210	Geo Group, Inc. (The) (Equity Real Estate Investment Trusts), Callable 4/1/18 @ 102.56	5.13		4/1/23	210
137	Geo Group, Inc. (The) (Equity Real Estate Investment Trusts), Callable 10/15/19 @ 102.94	5.88		10/15/24	141
2,480	GLP Capital, LP (Equity Real Estate Investment Trusts)	5.38		4/15/26	2,660
610	GLP Capital, LP (Equity Real Estate Investment Trusts), Callable 8/1/23 @ 100.00	5.38		11/1/23	651
1,102	GMAC, Inc. (Consumer Finance)	8.00		11/1/31	1,433
679	Goldman Sachs Group, Inc., Series P (Capital Markets), Callable 11/10/22 @ 100.00, Perpetual Bond(d)	5.00		12/31/49	668
1,855	Goldman Sachs Group, Inc., Series M (Capital Markets), Callable 5/10/20 @ 100.00, Perpetual Bond(d)	5.38 (US0003M + 392.20 bps	) (c)	12/31/49	1,901
1,093	Gray Television, Inc. (Media), Callable 10/15/19 @ 103.84 (a)	5.13		10/15/24	1,090
2,767	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 104.78	6.38		5/15/25	2,780

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$936	H&E Equipment Services, Inc. (Trading Companies & Distributors), Callable 9/1/20 @ 104.22 (a)	5.63		9/1/25	$978
1,304	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods), Callable 2/15/24 @ 100.00 (a)	4.63		5/15/24	1,330
4,659	HCA Holdings, Inc. (Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88		2/15/26	4,928
1,768	HCA, Inc. (Health Care Providers & Services)	5.38		2/1/25	1,830
601	HCA, Inc. (Health Care Providers & Services)	5.88		5/1/23	642
2,113	HealthSouth Corp. (Health Care Providers & Services), Callable 2/5/18 @ 102.88	5.75		11/1/24	2,163
1,016	Hertz Corp. (The) (Road & Rail), Callable 6/1/19 @ 103.81	7.63		6/1/22	1,064
1,077	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 6/1/19 @ 102.50	5.00		12/1/24	1,066
849	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/20 @ 102.88 (a)	5.75		10/1/25	868
859	Hughes Satellite Systems Corp. (Communications Equipment)	7.63		6/15/21	949
940	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 102.88	5.75		6/15/23	952
518	iStar, Inc. (Equity Real Estate Investment Trusts), Callable 6/15/20 @ 100.00	4.63		9/15/20	526
565	Itron, Inc. (Electronic Equipment, Instruments & Components), Callable 1/15/21 @ 102.50 (a)	5.00		1/15/26	567
994	J.B. Poindexter & Co., Inc. (Machinery), Callable 2/5/18 @ 104.50 (a)	9.00		4/1/22	1,031
402	J2 Cloud Services LLC/J2 Global Co-Obligor, Inc. (Internet Software & Services), Callable 7/15/20 @ 104.50 (a)	6.00		7/15/25	423
1,093	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 7/15/19 @ 102.94 (a)	5.88		7/15/24	1,056
393	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 2/5/18 @ 102.42 (a)	7.25		6/1/21	399
1,024	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 2/5/18 @ 102.42 (a)	7.25		6/1/21	1,041
1,053	JC Penney Corp., Inc. (Multiline Retail), Callable 7/1/19 @ 102.94^	5.88		7/1/23	994
1,170	JC Penney Corp., Inc. (Multiline Retail)^	8.13		10/1/19	1,193
424	Jeld-Wen, Inc. (Building Products), Callable 12/15/20 @ 102.31 (a)	4.63		12/15/25	427
1,855	JPMorgan Chase & Co. (Banks), Callable 5/1/20 @ 100.00, Perpetual Bond (d)	5.30 (US0003M + 380.00 bps)	(c)	12/31/49	1,924
211	Kaiser Aluminum Corp. (Metals & Mining), Callable 5/15/19 @ 104.41	5.88		5/15/24	224
1,266	KFC HLD/Pizza Hut/Taco (Hotels, Restaurants & Leisure), Callable 6/1/19 @ 103.75 (a)	5.00		6/1/24	1,306
1,340	KLX, Inc. (Aerospace & Defense), Callable 2/5/18 @ 104.41 (a)	5.88		12/1/22	1,403
872	Lennar Corp. (Household Durables), Callable 10/15/21 @ 100.00	4.13		1/15/22	889
948	Lennar Corp. (Household Durables), Callable 5/29/27 @ 100.00 (a)	4.75		11/29/27	976
1,047	Lennar Corp. (Household Durables), Callable 2/28/25 @ 100.00	4.75		5/30/25	1,088
400	Lennar Corp. (Household Durables), Callable 9/15/23 @ 100.00	4.88		12/15/23	420
744	Limited Brands, Inc. (Specialty Retail)	5.63		2/15/22	793
169	LIN Television Corp. (Media), Callable 1/16/18 @ 104.41	5.88		11/15/22	176
597	Live Nation Entertainment, Inc. (Media), Callable 11/1/19 @ 103.66 (a)	4.88		11/1/24	612
49	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38	4.75		5/15/23	50
3,320	Lockheed Martin Corp. (Aerospace & Defense) (a)	8.65 (LIBOR01M + 721.75 bps)	(c)	9/15/20	3,371
1,500	Louisiana-Pacific Corp. (Paper & Forest Products), Callable 9/15/19 @ 103.66	4.88		9/15/24	1,549
1,827	LSC Communications, Inc. (Commercial Services & Supplies), Callable 10/15/19 @ 106.56 (a)	8.75		10/15/23	1,878
399	M/I Homes, Inc. (Household Durables), Callable 8/1/20 @ 104.22	5.63		8/1/25	405
1,006	M/I Homes, Inc. (Household Durables), Callable 1/22/18 @ 103.38	6.75		1/15/21	1,041
542	Match Group, Inc. (Internet Software & Services), Callable 12/15/22 @ 102.50 (a)	5.00		12/15/27	550
87	Match Group, Inc. (Internet Software & Services), Callable 6/1/19 @ 104.78	6.38		6/1/24	94
2,224	Mattel, Inc. (Leisure Products), Callable 12/31/20 @ 105.06 (a)	6.75		12/31/25	2,254
1,080	Meritage Homes Corp. (Household Durables)	7.15		4/15/20	1,175

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,933	MetLife, Inc., Series C (Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond (d)	5.25 (US0003M + 357.50 bps)	(c)	12/31/49	$2,010
707	MGM Growth/MGM Finance (Hotels, Restaurants & Leisure), Callable 2/1/24 @ 100.00	5.63		5/1/24	753
2,900	MGM Resorts International (Hotels, Restaurants & Leisure)	6.00		3/15/23	3,132
43	MidContinent Express Pipeline LLC (Oil, Gas & Consumable Fuels)	6.70		9/15/19	45
206	Moog, Inc. (Aerospace & Defense), Callable 2/5/18 @ 103.94 (a)	5.25		12/1/22	213
1,266	Multi-Color Corp. (Commercial Services & Supplies), Callable 11/1/20 @ 102.44 (a)	4.88		11/1/25	1,271
1,425	Multi-Color Corp. (Commercial Services & Supplies), Callable 2/5/18 @ 104.59 (a)	6.13		12/1/22	1,487
634	Murphy Oil USA, Inc. (Specialty Retail), Callable 5/1/22 @ 102.81	5.63		5/1/27	666
548	Navient Corp. (Consumer Finance)	6.50		6/15/22	575
1,927	Navient Corp., MTN (Consumer Finance)	7.25		1/25/22	2,064
578	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 2/5/18 @ 102.31	4.63		2/15/21	583
1,279	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 2/5/18 @ 102.94	5.88		12/15/21	1,311
2,285	Neptune Finance Corp. (Media), Callable 1/15/19 @ 107.59 (a)	10.13		1/15/23	2,573
1,377	Netflix, Inc. (Internet & Direct Marketing Retail) (a)	4.88		4/15/28	1,349
543	Netflix, Inc. (Internet & Direct Marketing Retail)	5.75		3/1/24	578
497	Netflix, Inc. (Internet & Direct Marketing Retail)	5.88		2/15/25	528
949	New Amethyst Corp. (Health Care Providers & Services), Callable 12/1/19 @ 104.69 (a)	6.25		12/1/24	977
966	New Home Co., Inc. (The) (Household Durables), Callable 10/1/19 @ 103.63	7.25		4/1/22	1,012
1,423	Nexstar Escrow Corp. (Media), Callable 8/1/19 @ 104.22 (a)	5.63		8/1/24	1,469
1,110	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/1/20 @ 104.59	6.13		3/1/25	1,082
660	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/19 @ 103.75	7.50		11/1/23	683
2,485	NGL Energy Partners, LP/Finance Co. (Oil, Gas & Consumable Fuels), Callable 2/5/18 @ 103.44	6.88		10/15/21	2,535
436	NRG Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 1/15/23 @ 102.88 (a)	5.75		1/15/28	440
1,122	NRG Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 7/15/18 @ 103.13	6.25		7/15/22	1,167
286	NuStar Logistics, LP (Oil, Gas & Consumable Fuels)	6.75		2/1/21	305
1,972	OneMain Financial Holdings, Inc. (Consumer Finance), Callable 2/5/18 @ 103.63 (a)	7.25		12/15/21	2,049
453	Owens-Brockway Glass Container, Inc. (Containers & Packaging)	5.88		8/15/23	488
968	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 5/15/21 @ 104.31 (a)	5.75		5/15/26	992
1,939	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.59	6.13		9/15/24	2,007
1,205	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/31/19 @ 103.00 (a)	6.00		3/31/22	1,250
1,991	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/31/20 @ 104.78 (a)	6.38		3/31/25	2,071
1,463	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38		12/1/24	1,485
568	Performance Food Group, Inc. (Food & Staples Retailing), Callable 6/1/19 @ 102.75	5.50		6/1/24	586
138	Pilgrim’s Pride Corp. (Food Products), Callable 3/15/20 @ 102.88 (a)	5.75		3/15/25	142
138	Pilgrim’s Pride Corp. (Food Products), Callable 9/30/22 @ 102.94 (a)	5.88		9/30/27	142
742	Plastipak Holdings, Inc. (Containers & Packaging), Callable 10/15/20 @ 103.13 (a)	6.25		10/15/25	763
629	PolyOne Corp. (Chemicals)	5.25		3/15/23	662
1,905	Post Holdings, Inc. (Food Products), Callable 8/15/21 @ 102.50 (a)	5.00		8/15/26	1,874
1,205	Post Holdings, Inc. (Food Products), Callable 3/1/20 @ 104.13	5.50		3/1/25	1,247
1,101	Post Holdings, Inc. (Food Products), Callable 12/1/22 @ 102.81 (a)	5.63		1/15/28	1,105
948	PulteGroup, Inc. (Household Durables), Callable 12/1/25 @ 100.00	5.50		3/1/26	1,031
1,076	QEP Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 7/1/22 @ 100.00	5.38		10/1/22	1,100
413	QEP Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/25 @ 100.00	5.63		3/1/26	419
1,570	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80		3/1/20	1,652
1,376	Quad Graphics, Inc. (Commercial Services & Supplies)	7.00		5/1/22	1,424
1,377	QualityTech, LP/QTS Finance Corp. (Internet Software & Services), Callable 11/15/20 @ 103.56 (a)	4.75		11/15/25	1,392

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,056	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 1/15/23 @ 102.63 (a)	5.25	1/15/28	$2,029
1,916	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 5/1/20 @ 102.88 (a)	5.75	5/1/25	1,983
684	Quintiles IMS, Inc. (Health Care Technology), Callable 10/15/21 @ 102.50 (a)	5.00	10/15/26	701
143	Quintiles Transnational (Life Sciences Tools & Services), Callable 5/15/18 @ 103.66 (a)	4.88	5/15/23	147
634	Qwest Corp. (Diversified Telecommunication Services)	6.75	12/1/21	683
1,128	Radian Group, Inc. (Thrifts & Mortgage Finance), Callable 7/1/24 @ 100.00	4.50	10/1/24	1,156
1,018	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/25 @ 100.00	4.88	5/15/25	982
1,345	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/22 @ 100.00	5.00	8/15/22	1,338
386	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	5.00	3/15/23	384
2	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 100.00	5.75	6/1/21	2
953	Realogy Group LLC/Realogy Co-Issuer Corp. (Real Estate Management & Development), Callable 3/1/23 @ 100.00 (a)	4.88	6/1/23	941
4,831	Rite Aid Corp. (Food & Staples Retailing), Callable 4/1/18 @ 104.59 (a)	6.13	4/1/23	4,360
595	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.88	4/15/40	669
946	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 1/22/18 @ 104.22	5.63	7/15/22	934
1,748	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81	5.63	11/15/23	1,704
614	Sabre Holdings Corp. (IT Services), Callable 11/15/18 @ 103.94 (a)	5.25	11/15/23	628
1,146	Sabre Holdings Corp. (IT Services), Callable 4/15/18 @ 104.03 (a)	5.38	4/15/23	1,180
814	Scotts Miracle-GRO Co. (Chemicals), Callable 12/15/21 @ 102.63	5.25	12/15/26	853
2,065	Select Medical Corp. (Health Care Providers & Services), Callable 2/5/18 @ 103.19	6.38	6/1/21	2,119
1,023	Service Corp. International (Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	1,078
431	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	504
2,024	Service Master Co. LLC (Diversified Consumer Services), Callable 11/15/19 @ 103.84 (a)	5.13	11/15/24	2,049
832	SESI LLC (Diversified Financial Services), Callable 2/5/18 @ 102.38	7.13	12/15/21	853
1,540	Sinclair Television Group (Media), Callable 8/1/19 @ 102.81 (a)	5.63	8/1/24	1,588
184	Sinclair Television Group, Inc. (Media), Callable 1/22/18 @ 103.06	6.13	10/1/22	190
592	Sirius XM Radio, Inc. (Media), Callable 7/15/21 @ 102.69	5.38	7/15/26	613
819	Sirius XM Radio, Inc. (Media), Callable 4/15/20 @ 102.69	5.38	4/15/25	853
542	Sirius XM Radio, Inc. (Media), Callable 7/15/19 @ 103.00 (a)	6.00	7/15/24	573
460	Sonic Automotive, Inc. (Specialty Retail), Callable 5/15/18 @ 102.50	5.00	5/15/23	444
1,109	Sonic Automotive, Inc. (Specialty Retail), Callable 3/15/22 @ 103.06	6.13	3/15/27	1,101
2,345	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/23/24 @ 100.00	6.70	1/23/25	2,436
1,355	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 105.63	7.50	4/1/26	1,440
198	Spectrum Brands, Inc. (Household Products), Callable 12/15/19 @ 103.06	6.13	12/15/24	210
1,413	Springleaf Finance Corp. (Consumer Finance)	5.63	3/15/23	1,416
1,953	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	1,965
2,986	Sprint Corp. (Wireless Telecommunication Services)	7.13	6/15/24	3,038
487	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	510
1,079	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	1,079
595	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	718
3,299	Staples, Inc. (Specialty Retail), Callable 9/15/20 @ 104.25 (a)	8.50	9/15/25	3,051
1,797	Steel Dynamics, Inc. (Metals & Mining), Callable 9/15/20 @ 102.06 (a)	4.13	9/15/25	1,810
430	Steel Dynamics, Inc. (Metals & Mining), Callable 12/15/21 @ 102.50	5.00	12/15/26	455
217	Steel Dynamics, Inc. (Metals & Mining), Callable 2/5/18 @ 102.56	5.13	10/1/21	222
356	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 102.63	5.25	4/15/23	367
578	Symantec Corp. (Software), Callable 4/15/20 @ 102.50 (a)	5.00	4/15/25	601
2,518	Tallgrass Energy Partners (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.13	5.50	9/15/24	2,584
722	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 102.75 (a)	5.50	1/15/28	731
548	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 11/15/22 @ 102.31	4.63	11/15/27	553
261	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 6/1/21 @ 102.44	4.88	6/1/26	269
936	Tempur Sealy International, Inc. (Household Durables), Callable 10/15/18 @ 104.22	5.63	10/15/23	973
2,415	Tenet Healthcare Corp. (Health Care Providers & Services)	4.50	4/1/21	2,427
206	Tenet Healthcare Corp. (Health Care Providers & Services)	4.75	6/1/20	210
3,007	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	3,179

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$584	Tenet Healthcare Corp. (Health Care Providers & Services), Callable 1/1/19 @ 103.75 (a)	7.50	1/1/22	$613
870	Tenneco, Inc. (Auto Components), Callable 7/15/21 @ 102.50	5.00	7/15/26	892
685	TerraForm Power Operating LLC (Independent Power & Renewable Electricity Producers), Callable 10/31/22 @ 100.00 (a)	4.25	1/31/23	680
685	TerraForm Power Operating LLC (Independent Power & Renewable Electricity Producers), Callable 7/31/27 @ 100.00 (a)	5.00	1/31/28	678
1,348	THC Escrow Corp. III (Health Care Providers & Services), Callable 5/1/20 @ 102.56 (a)	5.13	5/1/25	1,314
47	The AES Corp. (Independent Power & Renewable Electricity Producers), Callable 4/15/20 @ 102.75	5.50	4/15/25	49
1,144	The AES Corp. (Independent Power & Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	1,284
1,177	The EW Scripps Co. (Media), Callable 5/15/20 @ 103.84 (a)	5.13	5/15/25	1,171
1,223	The Ryland Group, Inc. (Household Durables)	5.38	10/1/22	1,313
692	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/19 @ 104.50	6.00	4/15/24	734
759	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	795
535	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.06	6.13	1/15/22	552
1,481	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/21 @ 103.25	6.50	1/15/26	1,616
464	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/19 @ 103.25	6.50	1/15/24	492
773	Toll Brothers Finance Corp. (Household Durables), Callable 1/15/23 @ 100.00	4.38	4/15/23	802
836	Toll Brothers Finance Corp. (Household Durables), Callable 11/15/21 @ 100.00	5.88	2/15/22	911
811	TransDigm, Inc. (Aerospace & Defense), Callable 2/5/18 @ 101.38	5.50	10/15/20	821
1,542	TreeHouse Foods, Inc. (Food Products), Callable 2/15/19 @ 104.50	6.00	2/15/24	1,604
1,340	TriMas Corp. (Machinery), Callable 10/15/20 @ 102.44 (a)	4.88	10/15/25	1,345
561	Triumph Group, Inc. (Aerospace & Defense), Callable 2/5/18 @ 102.44	4.88	4/1/21	551
1,182	Triumph Group, Inc. (Aerospace & Defense), Callable 2/5/18 @ 103.94	5.25	6/1/22	1,158
1,005	Triumph Group, Inc. (Aerospace & Defense), Callable 8/15/20 @ 105.81 (a)	7.75	8/15/25	1,067
636	Ultra Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/19 @ 103.44 (a)	6.88	4/15/22	638
1,104	Ultra Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/20 @ 105.34 (a)	7.13	4/15/25	1,101
3,384	Unit Corp. (Energy Equipment & Services), Callable 2/5/18 @ 102.21	6.63	5/15/21	3,409
574	United Airlines Pass Through Trust, Class B (Airlines)	4.63	9/3/22	591
709	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 10/15/20 @ 102.31	4.63	10/15/25	714
588	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 9/15/21 @ 102.94	5.88	9/15/26	629
1,079	Universal Hospital Services, Inc. (Media), Callable 2/5/18 @ 101.91	7.63	8/15/20	1,079
671	Univision Communications, Inc. (Media), Callable 2/15/20 @ 102.56 (a)	5.13	2/15/25	654
993	Univision Communications, Inc. (Media), Callable 5/15/18 @ 102.56	5.13	5/15/23	991
1,497	URS Corp. (Construction & Engineering), Callable 1/1/22 @ 100.00	5.00	4/1/22	1,540
1,113	US Foods, Inc. (Food & Staples Retailing), Callable 6/15/19 @ 102.94 (a)	5.88	6/15/24	1,169
220	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 2/5/18 @ 102.25	6.75	8/15/21	222
200	Vantiv LLC (IT Services), Callable 11/15/20 @ 102.19 (a)	4.38	11/15/25	203
282	VeriSign, Inc. (Internet Software & Services), Callable 7/15/22 @ 102.38	4.75	7/15/27	288
1,315	ViaSat, Inc. (Communications Equipment), Callable 9/15/20 @ 102.81 (a)	5.63	9/15/25	1,325
1,361	Wabash National Corp. (Machinery), Callable 10/1/20 @ 102.75 (a)	5.50	10/1/25	1,371
513	Western Digital Corp. (Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 103.69 (a)	7.38	4/1/23	553
1,409	Western Digital Corp. (Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 107.88	10.50	4/1/24	1,633
840	William Lyon Homes, Inc. (Household Durables), Callable 1/31/20 @ 102.94	5.88	1/31/25	858
651	Williams Companies, Inc. (The) (Oil, Gas & Consumable Fuels), Callable 12/24/43 @ 100.00	5.75	6/24/44	695
465	Williams Companies, Inc. (The), Series A (Oil, Gas & Consumable Fuels)	7.50	1/15/31	568
1,089	Zayo Group LLC/Zayo Capital, Inc. (Diversified Telecommunication Services), Callable 1/15/22 @ 102.88 (a)	5.75	1/15/27	1,111
1,851	Zayo Group LLC/Zayo Capital, Inc. (Diversified Telecommunication Services), Callable 4/1/18 @ 104.50	6.00	4/1/23	1,928

	Total Corporate Bonds			368,943

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars — 11.34%
$1,100	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 5/15/20 @ 102.13	4.25		5/15/24	$1,097
1,518	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 10/15/20 @ 102.50 (a)	5.00		10/15/25	1,530
947	Aircastle Ltd. (Trading Companies & Distributors)	5.50		2/15/22	1,014
1,236	Alcoa Nederland Holding (Metals & Mining), Callable 9/30/21 @ 103.50 (a)	7.00		9/30/26	1,387
3,845	Altice Financing SA (Media), Callable 2/15/18 @ 104.97 (a)	6.63		2/15/23	4,026
730	Altice Financing SA (Media), Callable 5/15/21 @ 103.75 (a)	7.50		5/15/26	777
556	ArcelorMittal (Metals & Mining)	5.75	(e)	8/5/20	587
1,058	Ardagh Packaging Finance/Holdings USA (Containers & Packaging), Callable 2/15/20 @ 104.50 (a)	6.00		2/15/25	1,113
543	Barry Callebaut Services N.V. (Food Products) (a)	5.50		6/15/23	592
1,961	Bombardier, Inc. (Aerospace & Defense), Callable 2/5/18 @ 104.50 (a)	6.00		10/15/22	1,931
649	Bombardier, Inc. (Aerospace & Defense), Callable 3/15/20 @ 103.75 (a)	7.50		3/15/25	654
216	Brookfield Residential Properties, Inc. (Household Durables), Callable 2/5/18 @ 101.63 (a)	6.50		12/15/20	220
277	Cascades, Inc. (Containers & Packaging), Callable 2/5/18 @ 104.13	5.50		7/15/22	285
709	Cascades, Inc. (Containers & Packaging), Callable 7/15/18 @ 104.31 (a)	5.75		7/15/23	732
2,470	Cimpress N.V. (Internet Software & Services), Callable 4/1/18 @ 105.25 (a)	7.00		4/1/22	2,544
1,879	CNH Industrial N.V. (Machinery)	4.50		8/15/23	1,954
693	Cooke Omega Investments, Inc./Alpha Vessel Co. Holdings, Inc. (Diversified Financial Services), Callable 6/15/20 @ 104.25 (a)	8.50		12/15/22	688
2,109	Cott Holdings, Inc. (Beverages), Callable 4/1/20 @ 104.13 (a)	5.50		4/1/25	2,170
1,014	Dana Financing Luxembourg Sarl (Auto Components), Callable 4/15/20 @ 104.31	5.75		4/15/25	1,069
994	Delphi Jersey Holdings PLC (Auto Components) (a)	5.00		10/1/25	1,006
1,402	Hudby Minerals, Inc. (Metals & Mining), Callable 7/15/19 @ 103.63 (a)	7.25		1/15/23	1,486
1,572	Hudby Minerals, Inc. (Metals & Mining), Callable 1/15/20 @ 105.72 (a)	7.63		1/15/25	1,721
685	IHS Markit Ltd. (Professional Services), Callable 12/1/25 @ 100.00 (a)	4.00		3/1/26	684
2,033	IHS Markit Ltd. (Professional Services), Callable 8/1/22 @ 100.00	5.00		11/1/22	2,205
293	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50		8/1/23	239
60	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 2/5/18 @ 102.50	7.50		4/1/21	55
2,814	Intergen N.V. (Multi-Utilities), Callable 6/30/18 @ 103.50 (a)	7.00		6/30/23	2,724
2,365	International Game Technology (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00 (a)	6.25		2/15/22	2,548
639	James Hardie International Finance DAC (Construction Materials), Callable 1/15/21 @ 102.38 (a)	4.75		1/15/25	644
2,087	Kinross Gold Corp. (Metals & Mining), Callable 4/15/27 @ 100.00 (a)	4.50		7/15/27	2,101
699	Lundin Mining Corp. (Metals & Mining), Callable 11/1/18 @ 103.94	7.88		11/1/22	748
1,174	Mallinckrodt International Finance (Pharmaceuticals)^	4.75		4/15/23	922
615	Mallinckrodt International Finance (Pharmaceuticals), Callable 4/15/20 @ 102.75 (a)	5.50		4/15/25	501
2,448	MDC Partners, Inc. (Media), Callable 5/1/19 @ 104.88 (a)	6.50		5/1/24	2,461
1,397	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/5/18 @ 103.19 (a)	6.38		1/30/23	1,187
1,524	NCL Corp. Ltd. (Hotels, Restaurants & Leisure), Callable 12/15/18 @ 102.38 (a)	4.75		12/15/21	1,577
689	Nokia OYJ (Communications Equipment)	3.38		6/12/22	685
689	Nokia OYJ (Communications Equipment)	4.38		6/12/27	681
1,623	Nova Chemicals Corp. (Chemicals), Callable 3/3/24 @ 100.00 (a)	4.88		6/1/24	1,619
921	Nova Chemicals Corp. (Chemicals), Callable 8/1/18 @ 102.63 (a)	5.25		8/1/23	947
1,536	Numericable – SFR SAS (Diversified Telecommunication Services), Callable 5/15/19 @ 103.13 (a)	6.25		5/15/24	1,540
1,043	Numericable – SFR SAS (Diversified Telecommunication Services), Callable 5/1/21 @ 103.69 (a)	7.38		5/1/26	1,074
748	NXP BV/NXP Funding LLC (Semiconductors & Semiconductor Equipment) (a)	4.13		6/1/21	763
1,795	Open Text Corp. (Software), Callable 6/1/21 @ 102.94 (a)	5.88		6/1/26	1,934
691	Precision Drilling Corp. (Energy Equipment & Services), Callable 11/15/20 @ 105.34 (a)	7.13		1/15/26	705
1,907	Quebecor Media, Inc. (Media)	5.75		1/15/23	2,021

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,182	Sensata Technologies BV (Electrical Equipment) (a)	5.00		10/1/25	$1,250
1,503	SFR Group SA (Diversified Telecommunication Services), Callable 2/5/18 @ 104.50 (a)	6.00		5/15/22	1,522
2,594	Shelf Drill Hold Ltd. (Energy Equipment & Services), Callable 2/5/18 @ 102.16 (a)	9.50		11/2/20	2,642
1,458	SoftBank Corp. (Wireless Telecommunication Services)	4.50		4/15/20	1,489
1,219	Teck Resources Ltd. (Metals & Mining), Callable 1/15/41 @ 100.00	6.25		7/15/41	1,396
773	Teekay Corp. (Oil, Gas & Consumable Fuels)^	8.50		1/15/20	787
1,875	Transocean Phoenix 2 Ltd. (Energy Equipment & Services), Callable 10/15/20 @ 103.88 (a)	7.75		10/15/24	2,053
1,477	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Chemicals), Callable 9/1/20 @ 102.69 (a)	5.38		9/1/25	1,528
874	UPCB Finance IV Ltd. (Diversified Telecommunication Services), Callable 1/15/20 @ 102.69 (a)	5.38		1/15/25	880
589	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 3/1/18 @ 102.75 (a)	5.50		3/1/23	539
516	Videotron Ltd (Media)	5.00		7/15/22	543
710	Videotron Ltd (Media), Callable 4/15/22 @ 102.56	5.13		4/15/27	742
1,542	VPII Escrow Corp. (Pharmaceuticals), Callable 2/5/18 @ 103.75 (a)	7.50		7/15/21	1,571
977	VRX Escrow Corp. (Pharmaceuticals), Callable 4/15/20 @ 103.06 (a)	6.13		4/15/25	894

	Total Yankee Dollars				76,984

	Time Deposit — 0.23%
1,588	State Street Liquidity Management Control System Eurodollar Time Deposit	0.39		1/2/18	1,588

	Total Time Deposit				1,588

Shares
	Exchange-Traded Fund — 5.36%
416,956	iShares Iboxx $ High Yield Corporate Bond Fund				36,384

	Total Exchange-Traded Fund				36,384

	Mutual Funds — 9.80%
7,374,894	Federated Treasury Obligations Fund, Institutional Shares^^	1.13	(f)		7,375
866,893	State Street Institutional Treasury Money Market Fund	1.15	(f)		867
58,298,234	State Street Institutional Treasury Plus Money Market Fund	1.15	(f)		58,298

	Total Mutual Funds				66,540

	Purchased Options — 0.00%†
	Total Purchased Options — 0.00%				13

Principal Amount (000)
	Repurchase Agreement — 1.01%
$6,862	Jefferies LLC (Purchased on 12/29/17, proceeds at maturity $6,862,929 collateralized by U.S. Treasury Obligations, 1.44% – 2.84%, 5/15/18 – 2/15/47 fair value $6,999,021)^^	1.50		1/2/18	6,862

	Total Repurchase Agreement				6,862

	Total Investments (cost $676,045) — 102.69%				697,387
	Liabilities in excess of other assets — (2.69)%				(18,274)

	Net Assets — 100.00%				$679,113

^	All or part of this security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017, was $12,559 (amount in thousands).

†	See options table below for details.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2017.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December 31, 2017.

(c)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2017.

(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2017.

(f)	The rate disclosed is the rate in effect on December 31, 2017.

bps — Basis Points

LIBOR01M — 1 Month US Dollar LIBOR

MTN — Medium Term Note

ULC — Unlimited Liability Co.

US0001M — 1 Month US Dollar LIBOR

US0003M — 3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company	HC Capital Solutions	Total
Collateralized Mortgage Obligations	—	—	17.43%	—	17.43%
U.S. Government Agency Mortgages	—	—	3.19%	—	3.19%
Corporate Bonds	53.83%	—	0.50%	—	54.33%
Yankee Dollars	11.34%	—	—	—	11.34%
Time Deposit	0.23%	—	—	—	0.23%
Exchange-Traded Fund	—	5.36%	—	—	5.36%
Mutual Funds	1.09%	5.16%	1.97%	1.58%	9.80%
Purchased Options	—	—	0.00%	—	0.00%
Repurchase Agreement	1.01%	—	—	—	1.01%
Other Assets (Liabilities)	-1.17%	-1.63%	0.10%	0.01%	-2.69%

Total Net Assets	66.33%	8.89%	23.19%	1.59%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2017.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
5-Year US Treasury Note Future	266	3/30/18	$30,978	$30,900	$(78)
Ultra Long Term US Treasury Bond Future	5	3/20/18	829	838	9

			$31,807	$31,738	$(69)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
10-Year US Treasury Note Future	13	3/21/18	$1,613	$1,620	$7
10-Year US Ultra Future	114	3/20/18	15,226	15,239	13
30-Year US Treasury Bond Future	20	3/21/18	3,060	3,063	3
5-Year US Treasury Note Future	98	3/30/18	11,384	11,452	68

			$31,283	$31,374	$91

	Total Unrealized Appreciation				$100
	Total Unrealized Depreciation				(78)

	Total Net Unrealized Appreciation/(Depreciation)				$22

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Option Contracts

Exchange-traded options written as of December 31, 2017 were as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
US 10-Year Future Option	429	$(429)	$128.00	1/26/18	$(7)

Total					$(7)

Exchange-traded options purchased as of December 31, 2017 were as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
US 10-Year Future Option	429	$429	$127.00	1/26/18	$13

Total					$13

Over-the-Counter Credit Default Swap Agreements — Sell Protection (a)

Open over-the-counter credit default swap agreements as of December 31, 2017 were as follows:

Underlying Instrument	Pay Fixed Rate	Payment Frequency	Implied Credit Spread at December 31, 2017 (b)	Counterparty	Expiration Date	Notional Amount (000) (c)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
CMBX Index	0.50%	Monthly	0.35%	Morgan Stanley	5/11/63	$24,692	$(158)	$(129)	$(29)
CMBX Index	0.50%	Monthly	0.35%	Morgan Stanley	5/11/63	14,815	(94)	(77)	(17)

							$(252)	$(206)	$(46)

				Total Unrealized Appreciation					$—
				Total Unrealized Depreciation					(46)

				Total Net Unrealized Appreciation/(Depreciation)					$(46)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Portfolio as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Portfolio as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Portfolio could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Securities — 4.12%
$250	Fannie Mae	0.88		8/2/19	$246
300	Fannie Mae, Series 1, Callable 1/30/18 @ 100.00	1.00		4/30/18	300
300	Fannie Mae	1.13		7/26/19	296
360	Fannie Mae	1.50		6/22/20	356
200	Fannie Mae	1.75		11/26/19	199
350	Fannie Mae	1.88		9/24/26	330
630	Fannie Mae	2.14	(a)(b)	10/9/19	608
250	Fannie Mae	2.63		9/6/24	253
95	Fannie Mae	6.25		5/15/29	127
160	Fannie Mae	6.63		11/15/30	225
180	Fannie Mae	7.25		5/15/30	263
50	Federal Farm Credit Bank, Callable 1/12/18 @ 100.00	1.58		2/17/21	49
250	Federal Home Loan Bank	0.88		8/5/19	246
500	Federal Home Loan Bank	1.13		7/14/21	483
250	Federal Home Loan Bank	1.13		6/21/19	247
200	Federal Home Loan Bank	1.38		11/15/19	198
500	Federal Home Loan Bank	1.38		9/28/20	491
450	Federal Home Loan Bank	1.63		6/14/19	448
50	Federal Home Loan Bank	2.13		3/10/23	49
160	Federal Home Loan Bank	2.88		9/11/20	164
180	Federal Home Loan Bank	5.25		12/11/20	196
65	Federal Home Loan Bank	5.50		7/15/36	89
500	Freddie Mac	1.13		4/15/19	495
200	Freddie Mac	1.25		8/1/19	198
550	Freddie Mac	1.25		10/2/19	543
200	Freddie Mac	1.38		5/1/20	197
250	Freddie Mac	1.40		8/22/19	248
350	Freddie Mac	2.38		1/13/22	353
150	Freddie Mac	6.25		7/15/32	210
80	Freddie Mac	6.75		3/15/31	114
110	Tennessee Valley Authority	4.70		7/15/33	135
85	Tennessee Valley Authority	5.25		9/15/39	115
100	Tennessee Valley Authority	5.88		4/1/36	141
190	Tennessee Valley Authority	6.15		1/15/38	277

	Total U.S. Government Agency Securities				8,889

	Corporate Bond — 0.12%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38		3/15/19	257

	Total Corporate Bond				257

	U.S. Treasury Obligations — 91.68%
1,460	U.S. Treasury Bond	2.25		8/15/46	1,315
1,135	U.S. Treasury Bond	2.50		2/15/46	1,079
1,550	U.S. Treasury Bond	2.50		5/15/46	1,473
1,015	U.S. Treasury Bond	2.50		2/15/45	967
665	U.S. Treasury Bond	2.75		11/15/47	665
890	U.S. Treasury Bond	2.75		8/15/47	890
837	U.S. Treasury Bond	2.75		8/15/42	842
671	U.S. Treasury Bond	2.75		11/15/42	675
980	U.S. Treasury Bond	2.88		8/15/45	1,004
955	U.S. Treasury Bond	2.88		11/15/46	979
1,116	U.S. Treasury Bond	2.88		5/15/43	1,146
705	U.S. Treasury Bond	3.00		2/15/47	741
925	U.S. Treasury Bond	3.00		5/15/47	971
1,220	U.S. Treasury Bond	3.00		11/15/45	1,280

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,260	U.S. Treasury Bond	3.00	5/15/45	$1,322
389	U.S. Treasury Bond	3.00	5/15/42	409
1,015	U.S. Treasury Bond	3.00	11/15/44	1,065
647	U.S. Treasury Bond	3.13	2/15/43	694
1,010	U.S. Treasury Bond	3.13	8/15/44	1,084
425	U.S. Treasury Bond	3.13	2/15/42	456
216	U.S. Treasury Bond	3.13	11/15/41	232
1,130	U.S. Treasury Bond	3.38	5/15/44	1,267
185	U.S. Treasury Bond	3.50	2/15/39	211
900	U.S. Treasury Bond	3.63	8/15/43	1,049
1,280	U.S. Treasury Bond	3.63	2/15/44	1,495
1,345	U.S. Treasury Bond	3.75	11/15/43	1,601
230	U.S. Treasury Bond	3.75	8/15/41	272
185	U.S. Treasury Bond	3.88	8/15/40	223
540	U.S. Treasury Bond	4.25	11/15/40	685
400	U.S. Treasury Bond	4.25	5/15/39	505
300	U.S. Treasury Bond	4.38	11/15/39	386
363	U.S. Treasury Bond	4.38	5/15/40	468
546	U.S. Treasury Bond	4.38	5/15/41	706
325	U.S. Treasury Bond	4.50	2/15/36	418
400	U.S. Treasury Bond	4.50	8/15/39	522
195	U.S. Treasury Bond	4.50	5/15/38	253
673	U.S. Treasury Bond	4.63	2/15/40	894
825	U.S. Treasury Bond	4.75	2/15/41	1,119
70	U.S. Treasury Bond	4.75	2/15/37	93
235	U.S. Treasury Bond	5.00	5/15/37	322
282	U.S. Treasury Bond	5.25	11/15/28	358
230	U.S. Treasury Bond	5.25	2/15/29	293
299	U.S. Treasury Bond	5.38	2/15/31	397
85	U.S. Treasury Bond	6.00	2/15/26	108
235	U.S. Treasury Bond	6.13	11/15/27	311
150	U.S. Treasury Bond	6.13	8/15/29	206
122	U.S. Treasury Bond	6.25	8/15/23	148
320	U.S. Treasury Bond	6.25	5/15/30	450
100	U.S. Treasury Bond	6.38	8/15/27	134
218	U.S. Treasury Bond	6.50	11/15/26	289
200	U.S. Treasury Bond	6.75	8/15/26	268
100	U.S. Treasury Bond	7.25	8/15/22	122
295	U.S. Treasury Bond	7.63	2/15/25	397
7	U.S. Treasury Bond	7.88	2/15/21	8
400	U.S. Treasury Bond	8.00	11/15/21	487
110	U.S. Treasury Bond	8.13	8/15/21	133
350	U.S. Treasury Bond	8.13	8/15/19	385
35	U.S. Treasury Note	0.75	8/15/19	34
650	U.S. Treasury Note	0.75	7/15/19	639
1,095	U.S. Treasury Note	0.75	2/15/19	1,082
380	U.S. Treasury Note	0.88	7/31/19	374
950	U.S. Treasury Note	0.88	4/15/19	938
745	U.S. Treasury Note	0.88	6/15/19	735
1,040	U.S. Treasury Note	0.88	9/15/19	1,022
600	U.S. Treasury Note	1.00	8/31/19	591
425	U.S. Treasury Note	1.00	11/30/19	418
545	U.S. Treasury Note	1.00	10/15/19	537
845	U.S. Treasury Note	1.00	3/15/19	836
1,120	U.S. Treasury Note	1.00	11/15/19	1,102

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$416	U.S. Treasury Note	1.00	9/30/19	$410
750	U.S. Treasury Note	1.13	6/30/21	726
1,005	U.S. Treasury Note	1.13	8/31/21	971
575	U.S. Treasury Note	1.13	12/31/19	566
1,100	U.S. Treasury Note	1.13	9/30/21	1,061
840	U.S. Treasury Note	1.13	7/31/21	812
325	U.S. Treasury Note	1.13	5/31/19	322
480	U.S. Treasury Note	1.13	1/15/19	476
700	U.S. Treasury Note	1.13	1/31/19	695
1,075	U.S. Treasury Note	1.13	4/30/20	1,056
705	U.S. Treasury Note	1.13	2/28/19	699
520	U.S. Treasury Note	1.13	3/31/20	511
910	U.S. Treasury Note	1.13	2/28/21	885
500	U.S. Treasury Note	1.25	6/30/19	496
1,050	U.S. Treasury Note	1.25	7/31/23	995
800	U.S. Treasury Note	1.25	5/31/19	793
915	U.S. Treasury Note	1.25	3/31/21	892
835	U.S. Treasury Note	1.25	1/31/19	830
710	U.S. Treasury Note	1.25	8/31/19	703
875	U.S. Treasury Note	1.25	1/31/20	863
1,000	U.S. Treasury Note	1.25	4/30/19	992
850	U.S. Treasury Note	1.25	10/31/21	823
300	U.S. Treasury Note	1.25	2/29/20	296
475	U.S. Treasury Note	1.25	10/31/19	470
625	U.S. Treasury Note	1.25	3/31/19	620
260	U.S. Treasury Note	1.38	5/31/20	257
900	U.S. Treasury Note	1.38	2/29/20	890
900	U.S. Treasury Note	1.38	3/31/20	889
965	U.S. Treasury Note	1.38	1/31/21	947
550	U.S. Treasury Note	1.38	1/15/20	544
1,055	U.S. Treasury Note	1.38	8/31/20	1,039
910	U.S. Treasury Note	1.38	4/30/21	890
1,140	U.S. Treasury Note	1.38	5/31/21	1,114
750	U.S. Treasury Note	1.38	12/15/19	743
650	U.S. Treasury Note	1.38	2/15/20	643
710	U.S. Treasury Note	1.38	7/31/19	705
635	U.S. Treasury Note	1.38	9/30/23	605
500	U.S. Treasury Note	1.38	1/31/20	495
965	U.S. Treasury Note	1.38	4/30/20	953
1,000	U.S. Treasury Note	1.38	8/31/23	953
590	U.S. Treasury Note	1.38	6/30/23	564
925	U.S. Treasury Note	1.38	10/31/20	910
695	U.S. Treasury Note	1.38	9/30/19	689
640	U.S. Treasury Note	1.38	9/15/20	631
850	U.S. Treasury Note	1.38	9/30/20	837
668	U.S. Treasury Note	1.38	2/28/19	664
750	U.S. Treasury Note	1.50	10/31/19	745
60	U.S. Treasury Note	1.50	2/28/23	58
1,155	U.S. Treasury Note	1.50	3/31/23	1,113
500	U.S. Treasury Note	1.50	2/28/19	498
655	U.S. Treasury Note	1.50	7/15/20	648
655	U.S. Treasury Note	1.50	8/15/20	648
533	U.S. Treasury Note	1.50	1/31/19	531
1,800	U.S. Treasury Note	1.50	8/15/26	1,674
1,135	U.S. Treasury Note	1.50	5/31/19	1,129

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,195	U.S. Treasury Note	1.50	5/31/20	$1,183
350	U.S. Treasury Note	1.50	6/15/20	346
650	U.S. Treasury Note	1.50	3/31/19	647
655	U.S. Treasury Note	1.50	4/15/20	649
1,000	U.S. Treasury Note	1.50	11/30/19	993
1,100	U.S. Treasury Note	1.50	1/31/22	1,073
655	U.S. Treasury Note	1.50	5/15/20	649
750	U.S. Treasury Note	1.63	5/31/23	726
1,000	U.S. Treasury Note	1.63	10/15/20	991
150	U.S. Treasury Note	1.63	3/15/20	149
577	U.S. Treasury Note	1.63	11/15/22	562
1,200	U.S. Treasury Note	1.63	8/31/22	1,170
635	U.S. Treasury Note	1.63	10/31/23	613
760	U.S. Treasury Note	1.63	8/31/19	757
720	U.S. Treasury Note	1.63	3/31/19	718
580	U.S. Treasury Note	1.63	4/30/19	578
1,580	U.S. Treasury Note	1.63	5/15/26	1,488
810	U.S. Treasury Note	1.63	4/30/23	785
370	U.S. Treasury Note	1.63	8/15/22	361
1,000	U.S. Treasury Note	1.63	12/31/19	995
1,160	U.S. Treasury Note	1.63	6/30/19	1,156
500	U.S. Treasury Note	1.63	7/31/19	498
2,080	U.S. Treasury Note	1.63	2/15/26	1,964
875	U.S. Treasury Note	1.63	11/30/20	866
870	U.S. Treasury Note	1.63	7/31/20	863
900	U.S. Treasury Note	1.63	6/30/20	893
710	U.S. Treasury Note	1.75	9/30/22	696
1,603	U.S. Treasury Note	1.75	5/15/23	1,563
1,045	U.S. Treasury Note	1.75	2/28/22	1,029
915	U.S. Treasury Note	1.75	11/30/21	902
1,395	U.S. Treasury Note	1.75	5/31/22	1,371
650	U.S. Treasury Note	1.75	6/30/22	638
910	U.S. Treasury Note	1.75	4/30/22	894
780	U.S. Treasury Note	1.75	9/30/19	778
815	U.S. Treasury Note	1.75	10/31/20	810
1,000	U.S. Treasury Note	1.75	12/31/20	993
820	U.S. Treasury Note	1.75	3/31/22	806
700	U.S. Treasury Note	1.75	1/31/23	684
450	U.S. Treasury Note	1.75	5/15/22	443
850	U.S. Treasury Note	1.75	11/15/20	845
695	U.S. Treasury Note	1.75	11/30/19	693
910	U.S. Treasury Note	1.88	9/30/22	897
765	U.S. Treasury Note	1.88	8/31/24	744
625	U.S. Treasury Note	1.88	11/30/21	620
930	U.S. Treasury Note	1.88	7/31/22	917
850	U.S. Treasury Note	1.88	10/31/22	838
850	U.S. Treasury Note	1.88	3/31/22	840
685	U.S. Treasury Note	1.88	12/31/19	685
635	U.S. Treasury Note	1.88	12/15/20	633
665	U.S. Treasury Note	1.88	5/31/22	657
1,000	U.S. Treasury Note	1.88	4/30/22	988
875	U.S. Treasury Note	1.88	8/31/22	863
925	U.S. Treasury Note	1.88	2/28/22	915
1,000	U.S. Treasury Note	1.88	1/31/22	990
420	U.S. Treasury Note	1.88	6/30/20	419

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$660	U.S. Treasury Note	2.00	7/31/20	$661
850	U.S. Treasury Note	2.00	11/30/22	842
800	U.S. Treasury Note	2.00	9/30/20	801
1,540	U.S. Treasury Note	2.00	11/15/26	1,490
2,025	U.S. Treasury Note	2.00	2/15/25	1,979
680	U.S. Treasury Note	2.00	6/30/24	667
840	U.S. Treasury Note	2.00	7/31/22	834
745	U.S. Treasury Note	2.00	5/31/24	731
700	U.S. Treasury Note	2.00	5/31/21	699
1,000	U.S. Treasury Note	2.00	12/31/21	995
1,538	U.S. Treasury Note	2.00	2/15/23	1,522
1,110	U.S. Treasury Note	2.00	11/15/21	1,107
700	U.S. Treasury Note	2.00	2/28/21	700
900	U.S. Treasury Note	2.00	8/31/21	897
1,000	U.S. Treasury Note	2.00	10/31/21	996
1,680	U.S. Treasury Note	2.00	8/15/25	1,637
760	U.S. Treasury Note	2.00	4/30/24	746
550	U.S. Treasury Note	2.00	11/30/20	550
900	U.S. Treasury Note	2.00	10/31/22	892
938	U.S. Treasury Note	2.00	2/15/22	933
750	U.S. Treasury Note	2.13	11/30/23	744
1,660	U.S. Treasury Note	2.13	5/15/25	1,634
760	U.S. Treasury Note	2.13	2/29/24	752
945	U.S. Treasury Note	2.13	6/30/22	943
1,095	U.S. Treasury Note	2.13	8/15/21	1,097
600	U.S. Treasury Note	2.13	8/31/20	603
800	U.S. Treasury Note	2.13	12/31/21	800
1,680	U.S. Treasury Note	2.13	12/31/22	1,673
1,175	U.S. Treasury Note	2.13	3/31/24	1,163
750	U.S. Treasury Note	2.13	1/31/21	753
1,000	U.S. Treasury Note	2.13	6/30/21	1,002
750	U.S. Treasury Note	2.13	9/30/24	740
785	U.S. Treasury Note	2.13	9/30/21	785
745	U.S. Treasury Note	2.13	11/30/24	735
765	U.S. Treasury Note	2.13	7/31/24	756
1,500	U.S. Treasury Note	2.25	8/15/27	1,478
500	U.S. Treasury Note	2.25	3/31/21	503
450	U.S. Treasury Note	2.25	10/31/24	448
740	U.S. Treasury Note	2.25	12/31/24	736
1,700	U.S. Treasury Note	2.25	2/15/27	1,677
950	U.S. Treasury Note	2.25	12/31/23	948
785	U.S. Treasury Note	2.25	7/31/21	790
1,035	U.S. Treasury Note	2.25	11/15/27	1,020
700	U.S. Treasury Note	2.25	4/30/21	705
1,575	U.S. Treasury Note	2.25	11/15/25	1,561
1,955	U.S. Treasury Note	2.25	11/15/24	1,944
1,620	U.S. Treasury Note	2.38	8/15/24	1,625
1,560	U.S. Treasury Note	2.38	5/15/27	1,555
700	U.S. Treasury Note	2.38	12/31/20	708
1,370	U.S. Treasury Note	2.50	8/15/23	1,388
2,105	U.S. Treasury Note	2.50	5/15/24	2,129
1,353	U.S. Treasury Note	2.63	11/15/20	1,377
1,377	U.S. Treasury Note	2.63	8/15/20	1,401
529	U.S. Treasury Note	2.75	2/15/19	534
1,317	U.S. Treasury Note	2.75	11/15/23	1,352

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,415	U.S. Treasury Note	2.75		2/15/24	$1,452
1,130	U.S. Treasury Note	3.13		5/15/19	1,149
700	U.S. Treasury Note	3.13		5/15/21	724
1,082	U.S. Treasury Note	3.38		11/15/19	1,112
825	U.S. Treasury Note	3.50		5/15/20	855
1,152	U.S. Treasury Note	3.63		2/15/21	1,208
800	U.S. Treasury Note	3.63		8/15/19	822
1,260	U.S. Treasury Note	3.63		2/15/20	1,305
150	U.S. Treasury Note	5.50		8/15/28	193

	Total U.S. Treasury Obligations				197,931

	Yankee Dollar — 0.06%
115	AID-Israel (Sovereign Bond)	5.50		9/18/23	134

	Total Yankee Dollar				134

	Time Deposit — 0.09%
188	State Street Liquidity Management Control System Eurodollar Time Deposit	0.39		1/2/18	188

	Total Time Deposit				188

Shares
	Mutual Fund — 3.40%
7,332,063	State Street Institutional Treasury Plus Money Market Fund	1.15	(c)		7,332

	Total Mutual Fund				7,332

	Total Investments (cost $214,287) — 99.47%				214,731
	Other assets in excess of liabilities — 0.53%				1,153

	Net Assets — 100.00%				$215,884

(a)	Zero Coupon Security. Effective rate shown is as of December 31, 2017.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on December 31, 2017.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	4.12%	—	4.12%
Corporate Bond	0.12%	—	0.12%
U.S. Treasury Obligations	91.68%	—	91.68%
Yankee Dollar	0.06%	—	0.06%
Time Deposit	0.09%	—	0.09%
Mutual Fund	—	3.40%	3.40%
Other Assets (Liabilities)	0.53%	0.00%	0.53%

Total Net Assets	96.60%	3.40%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations — 96.60%
$4,503	U.S. Treasury Inflation Index Bond	0.63		2/15/43	$4,413
7,574	U.S. Treasury Inflation Index Bond	0.75		2/15/45	7,625
6,104	U.S. Treasury Inflation Index Bond	0.75		2/15/42	6,173
5,462	U.S. Treasury Inflation Index Bond	0.88		2/15/47	5,685
5,567	U.S. Treasury Inflation Index Bond	1.00		2/15/46	5,957
6,820	U.S. Treasury Inflation Index Bond	1.38		2/15/44	7,885
5,154	U.S. Treasury Inflation Index Bond	1.75		1/15/28	5,796
6,422	U.S. Treasury Inflation Index Bond	2.00		1/15/26	7,228
2,727	U.S. Treasury Inflation Index Bond	2.13		2/15/40	3,553
3,471	U.S. Treasury Inflation Index Bond	2.13		2/15/41	4,554
5,165	U.S. Treasury Inflation Index Bond	2.38		1/15/27	6,047
8,814	U.S. Treasury Inflation Index Bond	2.38		1/15/25	10,049
4,988	U.S. Treasury Inflation Index Bond	2.50		1/15/29	6,055
2,012	U.S. Treasury Inflation Index Bond	3.38		4/15/32	2,785
4,353	U.S. Treasury Inflation Index Bond	3.63		4/15/28	5,716
5,295	U.S. Treasury Inflation Index Bond	3.88		4/15/29	7,224
14,032	U.S. Treasury Inflation Index Note	0.13		4/15/22	13,938
13,769	U.S. Treasury Inflation Index Note	0.13		1/15/23	13,668
16,542	U.S. Treasury Inflation Index Note	0.13		4/15/19	16,507
13,391	U.S. Treasury Inflation Index Note	0.13		7/15/24	13,241
16,558	U.S. Treasury Inflation Index Note	0.13		4/15/20	16,526
13,289	U.S. Treasury Inflation Index Note	0.13		1/15/22	13,240
13,708	U.S. Treasury Inflation Index Note	0.13		7/15/22	13,695
14,396	U.S. Treasury Inflation Index Note	0.13		4/15/21	14,340
11,326	U.S. Treasury Inflation Index Note	0.13		7/15/26	11,074
13,427	U.S. Treasury Inflation Index Note	0.25		1/15/25	13,316
11,097	U.S. Treasury Inflation Index Note	0.38		7/15/27	11,046
11,238	U.S. Treasury Inflation Index Note	0.38		1/15/27	11,164
13,408	U.S. Treasury Inflation Index Note	0.38		7/15/25	13,437
13,659	U.S. Treasury Inflation Index Note	0.38		7/15/23	13,768
12,040	U.S. Treasury Inflation Index Note	0.63		7/15/21	12,275
12,075	U.S. Treasury Inflation Index Note	0.63		1/15/26	12,276
13,627	U.S. Treasury Inflation Index Note	0.63		1/15/24	13,873
11,346	U.S. Treasury Inflation Index Note	1.13		1/15/21	11,687
9,916	U.S. Treasury Inflation Index Note	1.25		7/15/20	10,241
6,452	U.S. Treasury Inflation Index Note	1.38		1/15/20	6,622
5,322	U.S. Treasury Inflation Index Note	1.88		7/15/19	5,488
4,676	U.S. Treasury Inflation Index Note	2.13		1/15/19	4,773

	Total U.S. Treasury Obligations				362,940

Shares
	Mutual Fund — 4.58%
17,226,852	State Street Institutional Treasury Plus Money Market Fund	1.15	(a)		17,227

	Total Mutual Fund				17,227

	Total Investments (cost $373,724) — 101.18%				380,167
	Liabilities in excess of other assets — (1.18)%				(4,434)

	Net Assets — 100.00%				$375,733

(a)	The rate disclosed is the rate in effect on December 31, 2017.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Inflation Protected Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	96.60%	—	96.60%
Mutual Fund	0.02%	4.56%	4.58%
Other Assets (Liabilities)	-1.19%	0.01%	-1.18%

Total Net Assets	95.43%	4.57%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 69.37%
$1,020	Abbott Laboratories (Health Care Equipment & Supplies), Callable 9/30/23 @ 100.00	3.40	11/30/23	$1,037
1,445	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75	11/30/26	1,483
1,345	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	1,477
570	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70	12/1/47	581
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	167
2,710	American Express Co. (Consumer Finance), Callable 7/1/22 @ 100.00	2.50	8/1/22	2,677
755	American Express Credit Corp., MTN (Consumer Finance), Callable 1/31/22 @ 100.00	2.70	3/3/22	757
1,710	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	1,785
1,215	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	1,293
715	Amgen, Inc. (Biotechnology), Callable 4/11/22 @ 100.00	2.65	5/11/22	713
1,295	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13	5/1/25	1,300
450	Amgen, Inc. (Biotechnology), Callable 2/22/24 @ 100.00	3.63	5/22/24	467
1,320	Amgen, Inc. (Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	1,380
1,680	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	1,756
3,558	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 11/1/25 @ 100.00	3.65	2/1/26	3,670
1,410	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	1,633
1,730	Anthem, Inc. (Health Care Providers & Services)	3.13	5/15/22	1,745
750	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	793
300	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/14/23 @ 100.00	2.85	2/14/23	301
700	AT&T, Inc. (Diversified Telecommunication Services), Callable 5/14/27 @ 100.00	3.90	8/14/27	704
2,140	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	2,263
1,730	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	1,824
495	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	538
265	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	289
1,690	Atmos Energy Corp. (Gas Utilities)	8.50	3/15/19	1,816
5,845	Bank of America Corp., MTN (Banks)	3.88	8/1/25	6,163
1,033	Bank One Corp. (Banks)	8.00	4/29/27	1,381
170	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	191
300	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	298
1,265	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	1,208
935	Bunge Limited Finance Corp. (Food Products)	8.50	6/15/19	1,013
3,375	Capital One Bank USA, Series BKNT (Consumer Finance), Callable 1/13/19 @ 100.00	2.25	2/13/19	3,371
440	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	448
413	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	441
700	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	926
3,505	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	3,527
3,460	Citigroup, Inc. (Banks)	3.40	5/1/26	3,480
495	Citigroup, Inc. (Banks)	4.50	1/14/22	527
1,730	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	1,776
50	Comcast Corp. (Media)	4.65	7/15/42	56
1,825	Comcast Corp. (Media)	4.75	3/1/44	2,091
1,235	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	1,727
175	Consolidated Edison Company of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	251
1,460	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	1,600
1,500	CSX Corp. (Road & Rail)	6.22	4/30/40	1,994
3,094	CVS Health Corp. (Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	3,048
680	CVS Health Corp. (Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	752
1,068	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	1,128
235	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/22 @ 100.00	3.25	5/15/22	239
925	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	963
1,330	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,566
895	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	887
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	1,867

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,000	Dominion Resources, Inc. (Multi-Utilities)	5.20		8/15/19	$2,087
800	Dow Chemical Co. (The) (Chemicals), Callable 7/1/24 @ 100.00	3.50		10/1/24	823
120	Dow Chemical Co. (The) (Chemicals), Callable 4/1/34 @ 100.00	4.25		10/1/34	126
263	Dow Chemical Co. (The) (Chemicals), Callable 5/15/41 @ 100.00	5.25		11/15/41	306
200	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25		12/15/41	220
468	Duke Energy Carolinas LLC (Electric Utilities)	5.30		2/15/40	588
965	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75		4/15/24	1,008
1,000	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75		2/15/25	1,031
1,962	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	2,149
440	FedEx Corp. (Air Freight & Logistics)	4.90		1/15/34	498
1,470	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70		6/1/20	1,479
1,195	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85		6/1/25	1,246
1,500	General Motors Co. (Automobiles)	3.50		10/2/18	1,516
360	Gilead Sciences, Inc. (Biotechnology), Callable 12/1/25 @ 100.00	3.65		3/1/26	373
625	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	694
393	GlaxoSmithKline PLC (Pharmaceuticals)	6.38		5/15/38	554
3,035	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50		1/23/25	3,082
2,245	Goldman Sachs Group, Inc. (Capital Markets)	5.25		7/27/21	2,433
1,440	International Business Machines Corp. (IT Services)	3.63		2/12/24	1,508
755	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	944
480	Interpublic Group of Companies, Inc. (Media)	4.00		3/15/22	496
1,630	Interpublic Group of Companies, Inc. (Media)	4.20		4/15/24	1,709
424	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38		12/5/33	483
2,870	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13		1/23/25	2,885
936	JPMorgan Chase & Co. (Banks)	3.63		5/13/24	973
2,045	JPMorgan Chase & Co. (Banks)	4.35		8/15/21	2,169
85	Lincoln National Corp. (Insurance)	4.85		6/24/21	91
665	Lincoln National Corp. (Insurance)	7.00		6/15/40	916
155	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/22 @ 100.00	3.10		1/15/23	157
1,080	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50		5/15/36	1,211
295	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88		3/15/44	327
585	Medtronic, Inc. (Health Care Equipment & Supplies)	4.63		3/15/45	681
295	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63		3/15/44	338
670	MetLife, Inc. (Insurance)	3.00		3/1/25	670
594	MetLife, Inc. (Insurance)	6.50		12/15/32	778
2,680	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50		2/6/57	3,170
2,679	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13		4/1/36	3,577
2,935	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95		2/7/24	2,957
2,625	Nucor Corp. (Metals & Mining), Callable 6/15/22 @ 100.00	4.13		9/15/22	2,785
760	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	920
1,360	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20		9/16/26	1,364
250	Oracle Corp. (Software)	5.38		7/15/40	316
1,590	Oracle Corp. (Software)	6.50		4/15/38	2,237
800	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	870
1,000	PNC Bank NA (Banks), Callable 5/2/25 @ 100.00	3.25		6/1/25	1,015
1,025	PNC Financial Services Group, Inc. (Banks)	2.85	(a)	11/9/22	1,027
373	Procter & Gamble Co. (The) (Household Products)	9.36		1/1/21	413
1,090	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	1,407
975	Reed Elsevier N.V. (Professional Services)	8.63		1/15/19	1,034
450	Rock-Tenn Co. (Containers & Packaging)	4.45		3/1/19	460
815	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	830

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$215	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	$218
1,950	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	2,012
85	Ryder System, Inc., MTN (Road & Rail), Callable 8/1/21 @ 100.00	2.25	9/1/21	84
860	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	858
615	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	626
695	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	674
1,266	Southwest Airlines Co. 2007-1 Trust (Airlines)	6.15	8/1/22	1,378
1,530	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	1,521
1,225	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,151
1,045	SunTrust Banks, Inc. (Banks), Callable 2/3/21 @ 100.00	2.90	3/3/21	1,057
600	SunTrust Banks, Inc. (Banks), Callable 4/15/26 @ 100.00	3.30	5/15/26	594
2,091	TC Pipelines LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	2,175
2,000	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	2,166
825	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	1,116
1,135	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13	6/1/24	1,141
300	The Sherwin-Williams Co. (Chemicals), Callable 3/1/27 @ 100.00	3.45	6/1/27	305
1,261	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	1,717
1,000	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00	4/15/23	1,006
1,535	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	1,628
775	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	799
840	Twenty-First Century Fox, Inc. (Media), Callable 3/15/44 @ 100.00	4.75	9/15/44	960
1,698	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	2,192
890	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	1,225
404	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	447
905	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	1,312
865	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,139
270	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	273
1,245	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	1,254
660	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	673
5,525	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	6,146
820	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	954
530	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	534
3,995	Wells Fargo & Co. (Banks)	3.00	2/19/25	3,960
550	Wells Fargo & Co. (Banks)	3.30	9/9/24	558
1,360	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	1,445
1,375	WestRock Co. (Containers & Packaging)	4.90	3/1/22	1,483
340	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	478
832	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	1,183

	Total Corporate Bonds			184,741

	Yankee Dollars — 12.94%
800	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	1,002
1,200	Barclays PLC (Banks)	3.20	8/10/21	1,206
430	BHP Billiton Ltd. (Metals & Mining)	5.00	9/30/43	527
2,094	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	3.54	11/4/24	2,175
871	British Telecommunications PLC (Diversified Telecommunication Services)	9.13	12/15/30	1,301
1,305	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95	1/15/23	1,299
520	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45	11/15/21	532
360	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85	6/1/27	367

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$640	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90		2/1/25	$635
2,390	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	2,548
165	Canadian Pacific Railway Co. (Road & Rail)	7.25		5/15/19	176
751	Deutsche Telekom International Finance BV (Diversified Financial Services)	8.75	(a)	6/15/30	1,111
1,135	HSBC Holdings PLC (Banks)	4.00		3/30/22	1,185
2,325	HSBC Holdings PLC (Banks)	5.10		4/5/21	2,498
500	HSBC Holdings PLC (Banks)	6.80		6/1/38	681
645	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	741
1,445	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	1,905
405	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	424
125	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	131
1,338	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/19 @ 100.00	5.00		4/15/19	1,374
1,400	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/24 @ 100.00	5.75		4/15/24	1,595
818	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,227
1,875	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	2,612
1,700	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25		11/10/24	1,748
395	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	476
1,221	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	1,516
745	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	999
730	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	957
451	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	595
736	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	923

	Total Yankee Dollars				34,466

Shares
	Mutual Funds — 17.32%
3,332,264	SSgA U.S. Government Money Market Fund	1.16	(b)		3,332
42,788,729	State Street Institutional Treasury Plus Money Market Fund	1.15	(b)		42,789

	Total Mutual Funds				46,121

	Total Investments (cost $260,412) — 99.63%				265,328
	Other assets in excess of liabilities — 0.37%				993

	Net Assets — 100.00%				$266,321

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2017.

(b)	The rate disclosed is the rate in effect on December 31, 2017.

MTN — Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	69.41%	—	69.41%
Yankee Dollars	12.94%	—	12.94%
Mutual Funds	1.25%	16.07%	17.32%
Other Assets (Liabilities)	0.32%	0.01%	0.33%

Total Net Assets	83.92%	16.08%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 1.42%
$200	American Express Credit Account Master Trust, Series 2017-1, Class A	1.93		9/15/22	$199
270	BMW Vehicle Lease Trust, Series 2017-1, Class A4, Callable 10/20/19 @ 100.00	2.18		6/22/20	270
200	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 3/25/20 @ 100.00	1.37		12/27/22	197
165	Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3	1.34		4/15/22	163
150	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4	1.99		7/17/23	149
100	CarMax Auto Owner Trust, Series 2017-2, Class A4, Callable 12/15/20 @ 100.00	2.25		9/15/22	100
300	Chase Issuance Trust (CHAIT), Series 2016-A2, Class A	1.37		6/15/21	297
270	Chase Issuance Trust (CHAIT), Series 2015-A4, Class A	1.84		4/15/22	268
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88		1/23/23	102
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12		12/15/21	200
100	Discover Card Execution Note Trust, Series 2017-A2, Class A2	2.39		7/15/24	100
183	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, Callable 1/15/20 @ 100.00	1.33		10/15/20	182
100	Synchrony Credit Card Master Note Trust, Series 2016-1, Class A	2.04		3/15/22	100
83	Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, Callable 11/15/19 @ 100.00	1.30		4/15/20	83
300	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A3, Callable 11/15/20 @ 100.00	1.73		2/16/21	298

	Total Asset Backed Securities				2,708

	Collateralized Mortgage Obligations — 5.62%
200	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class A2	3.12		2/15/50	203
100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB	3.37		2/15/50	102
228	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.79		3/10/47	230
228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88		2/10/48	227
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14		2/10/48	184
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31		4/10/49	101
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5	3.62		2/10/49	104
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62		7/10/47	238
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84		4/10/47	101
183	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18		2/10/48	185
80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35		2/10/48	81
256	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61 (US LIBOR)	(a)	6/10/46	266
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97		8/10/47	104
100	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.16 (US LIBOR)	(a)	8/10/50	108
200	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB	3.31		11/15/49	203
143	Fannie Mae-ACES, Series 2016-M6, Class A1	2.14		5/25/26	139
28	Fannie Mae-ACES, Series 2013-M14, Class APT	2.52	(a)	4/25/23	28
283	Fannie Mae-ACES, Series 2015-M3, Class A2	2.72		10/25/24	282
274	Fannie Mae-ACES, Series 2012-M1, Class A2	2.73		10/25/21	277
200	Fannie Mae-ACES, Series 2017-M7, Class A2	2.96		2/25/27	201
67	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98		4/25/22	68
228	Fannie Mae-ACES, Series 2014-M9, Class A2	3.10 (US LIBOR)	(a)	7/25/24	235
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31		8/25/22	45
98	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class A1	2.34		7/25/26	96
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64		1/25/23	184
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.67		3/25/26	348
119	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87		12/25/21	121
72	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02		2/25/23	73
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.06 (US LIBOR)	(a)	7/25/23	187
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06		12/25/24	375
274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13		6/25/21	280
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.31 (US LIBOR)	(a)	5/25/23	190

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32	2/25/23	$190
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class A2, Callable 5/11/25 @ 100.00	3.33	5/25/25	104
112	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	117
205	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.18	12/25/20	216
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	189
110	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33	10/25/20	115
230	GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.79	5/10/49	226
100	GS Mortgage Securities Trust, Series 2017-GS5, Class A2	3.22	3/10/50	102
250	GS Mortgage Securities Trust, Series 2017-GS5, Class A4	3.67	3/10/50	262
97	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	99
274	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	294
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	142
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80	9/15/47	191
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	195
218	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	219
155	Morgan Stanley BAML Trust, Series 2015-C20, Class A2	2.79	2/15/48	156
100	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	102
183	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	185
200	Morgan Stanley BAML Trust, Series 2017-C33, Class A5	3.60	5/15/50	207
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5, Callable 7/11/24 @ 100.00	3.74	8/15/47	104
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05	4/15/47	106
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4	3.59	3/15/49	189
200	Nissan Auto Receivables Owner Trust, Series 2016-A, Class A3, Callable 4/15/20 @ 100.00	1.34	10/15/20	199
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06	10/10/48	99
193	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	196
141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53	5/10/63	146
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4	3.66	9/15/58	190
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.81	12/15/48	130
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82	8/15/50	177
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07	2/15/48	139
183	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	184

	Total Collateralized Mortgage Obligations			10,736

	U.S. Government Agency Mortgages — 87.32%
57	Fannie Mae, Pool #AY4232	2.00	5/1/30	55
25	Fannie Mae, Pool #CA0052	2.00	7/1/32	24
286	Fannie Mae, Pool #AS1058	2.00	11/1/28	282
62	Fannie Mae, Pool #AS0001	2.00	7/1/28	61
117	Fannie Mae, Pool #MA2906	2.00	2/1/32	114
400	Fannie Mae, Pool #MA3246	2.50	1/1/33	400
128	Fannie Mae, Pool #AZ6458	2.50	7/1/30	128
249	Fannie Mae, Pool #AS4946	2.50	5/1/30	250
429	Fannie Mae, Pool #MA1277	2.50	12/1/27	431
207	Fannie Mae, Pool #BE3032	2.50	1/1/32	207
59	Fannie Mae, Pool #MA1270	2.50	11/1/32	59
472	Fannie Mae, Pool #MA1210	2.50	10/1/27	475
68	Fannie Mae, Pool #MA2868	2.50	1/1/32	68
130	Fannie Mae, Pool #AU6387	2.50	11/1/28	130
49	Fannie Mae, Pool #MA2888	2.50	1/1/47	47
23	Fannie Mae, Pool #AS8172	2.50	10/1/36	22
177	Fannie Mae, Pool #AU5334	2.50	11/1/28	178
384	Fannie Mae, Pool #AP4742	2.50	8/1/27	386

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$23	Fannie Mae, Pool #MA2789	2.50	10/1/36	$22
254	Fannie Mae, Pool #AU2619	2.50	8/1/28	255
44	Fannie Mae, Pool #AS0513	2.50	8/1/43	43
79	Fannie Mae, Pool #AT2717	2.50	5/1/43	77
137	Fannie Mae, Pool #AS8246	2.50	11/1/31	137
47	Fannie Mae, Pool #AS8437	2.50	12/1/36	46
359	Fannie Mae, Pool #AO3019	2.50	5/1/27	360
28	Fannie Mae, Pool #MA1511	2.50	7/1/33	28
87	Fannie Mae, Pool #AS4660	2.50	3/1/30	87
198	Fannie Mae, Pool #AB7391	2.50	12/1/42	192
207	Fannie Mae, Pool #BC9041	2.50	11/1/31	207
581	Fannie Mae, Pool #AP2465	3.00	8/1/42	584
140	Fannie Mae, Pool #MA2425	3.00	10/1/30	143
170	Fannie Mae, Pool #AQ3223	3.00	11/1/27	174
678	Fannie Mae, Pool #AP6493	3.00	9/1/42	682
1,012	Fannie Mae, Pool #AQ7920	3.00	12/1/42	1,017
134	Fannie Mae, Pool #MA2523	3.00	2/1/36	137
217	Fannie Mae, Pool #AS1527	3.00	1/1/29	221
132	Fannie Mae, Pool #MA2230	3.00	4/1/35	135
304	Fannie Mae, Pool #MA2246	3.00	4/1/30	310
1,290	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,296
286	Fannie Mae, Pool #MA2895	3.00	2/1/47	286
47	Fannie Mae, Pool #MA2897	3.00	2/1/37	48
77	Fannie Mae, Pool #MA2579	3.00	4/1/36	79
24	Fannie Mae, Pool #AL9848	3.00	3/1/47	24
350	Fannie Mae, Pool #AS0196	3.00	8/1/28	357
46	Fannie Mae, Pool #AR7426	3.00	7/1/43	46
36	Fannie Mae, Pool #MA2287	3.00	6/1/35	37
155	Fannie Mae, Pool #MA1527	3.00	8/1/33	158
156	Fannie Mae, Pool #MA1401	3.00	4/1/33	160
79	Fannie Mae, Pool #MA1338	3.00	2/1/33	81
266	Fannie Mae, Pool #MA2737	3.00	9/1/46	266
383	Fannie Mae, Pool #AK0006	3.00	1/1/27	392
120	Fannie Mae, Pool #MA2149	3.00	1/1/30	122
48	Fannie Mae, Pool #MA3078	3.00	7/1/37	49
53	Fannie Mae, Pool #MA2087	3.00	11/1/34	54
394	Fannie Mae, Pool #MA3082	3.00	7/1/47	394
43	Fannie Mae, Pool #MA1058	3.00	5/1/32	44
263	Fannie Mae, Pool #AB4483	3.00	2/1/27	269
1,342	Fannie Mae, Pool #AB7099	3.00	11/1/42	1,349
375	Fannie Mae, Pool #MA1307	3.00	1/1/33	384
362	Fannie Mae, Pool #AB8897	3.00	4/1/43	364
349	Fannie Mae, Pool #AK3302	3.00	3/1/27	356
761	Fannie Mae, Pool #AO0752	3.00	4/1/42	765
417	Fannie Mae, Pool #MA3106	3.00	8/1/47	417
71	Fannie Mae, Pool #AS4334	3.00	1/1/45	71
37	Fannie Mae, Pool #MA2065	3.00	10/1/34	38
50	Fannie Mae, Pool #MA3218	3.00	12/1/32	51
333	Fannie Mae, Pool #AS4333	3.00	1/1/45	334
103	Fannie Mae, Pool #AS3117	3.00	8/1/29	105
132	Fannie Mae, Pool #AS2312	3.00	5/1/29	135
47	Fannie Mae, Pool #MA2961	3.00	4/1/37	48
326	Fannie Mae, Pool #MA3662	3.00	5/20/46	329
382	Fannie Mae, Pool #MA2956	3.00	4/1/47	383

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$96	Fannie Mae, Pool #BE3861	3.00	1/1/47	$96
212	Fannie Mae, Pool #AY4200	3.00	5/1/45	212
297	Fannie Mae, Pool #BD4225	3.00	11/1/46	297
155	Fannie Mae, Pool #AZ0538	3.00	9/1/30	159
263	Fannie Mae, Pool #AS8784	3.00	2/1/47	263
92	Fannie Mae, Pool #AS8424	3.00	12/1/36	94
313	Fannie Mae, Pool #AY4829	3.00	5/1/45	313
71	Fannie Mae, Pool #BM1370	3.00	4/1/37	72
180	Fannie Mae, Pool #AS7908	3.00	9/1/46	180
91	Fannie Mae, Pool #AW8295	3.00	8/1/29	93
187	Fannie Mae, Pool #AW7383	3.00	8/1/29	191
358	Fannie Mae, Pool #BD5787	3.00	9/1/46	359
282	Fannie Mae, Pool #AS7238	3.00	5/1/46	282
218	Fannie Mae, Pool #BD5545	3.00	10/1/46	218
329	Fannie Mae, Pool #BC9003	3.00	11/1/46	330
91	Fannie Mae, Pool #BE4400	3.00	1/1/47	91
55	Fannie Mae, Pool #AZ4358	3.00	7/1/30	56
92	Fannie Mae, Pool #AS8438	3.00	12/1/36	93
300	Fannie Mae, Pool #AS4884	3.00	5/1/45	300
204	Fannie Mae, Pool #AS8521	3.00	12/1/46	204
48	Fannie Mae, Pool #AS8056	3.00	10/1/46	48
96	Fannie Mae, Pool #AS8483	3.00	12/1/46	96
322	Fannie Mae, Pool #AT7620	3.00	6/1/43	324
107	Fannie Mae, Pool #AU7890	3.00	9/1/28	109
281	Fannie Mae, Pool #MA2833	3.00	12/1/46	281
130	Fannie Mae, Pool #J24886	3.00	7/1/23	133
16	Fannie Mae, Pool #BA0826	3.00	10/1/30	16
338	Fannie Mae, Pool #AT2014	3.00	4/1/43	340
49	Fannie Mae, Pool #BE9547	3.00	4/1/47	49
60	Fannie Mae, Pool #AT1575	3.00	5/1/43	60
362	Fannie Mae, Pool #AT0682	3.00	4/1/43	364
372	Fannie Mae, Pool #MA2806	3.00	11/1/46	372
327	Fannie Mae, Pool #BC4764	3.00	10/1/46	328
325	Fannie Mae, Pool #AS8276	3.00	11/1/46	325
61	Fannie Mae, Pool #BA4786	3.00	2/1/31	62
33	Fannie Mae, Pool #AX8309	3.00	11/1/29	33
69	Fannie Mae, Pool #MA2832	3.00	12/1/36	70
247	Fannie Mae, Pool #AU3735	3.00	8/1/43	249
284	Fannie Mae, Pool #MA2863	3.00	1/1/47	284
86	Fannie Mae, Pool #BC4276	3.00	4/1/46	86
1,156	Fannie Mae, Pool #AB6017	3.50	8/1/42	1,195
42	Fannie Mae, Pool #MA2692	3.50	7/1/36	43
252	Fannie Mae, Pool #MA1980	3.50	8/1/44	259
47	Fannie Mae, Pool #BM1231	3.50	11/1/31	49
148	Fannie Mae, Pool #BE5258	3.50	1/1/47	152
162	Fannie Mae, Pool #BM2001	3.50	12/1/46	167
246	Fannie Mae, Pool #MA1982	3.50	8/1/34	257
284	Fannie Mae, Pool #MA2125	3.50	12/1/44	292
102	Fannie Mae, Pool #MA2389	3.50	9/1/35	106
333	Fannie Mae, Pool #MA2292	3.50	6/1/45	342
244	Fannie Mae, Pool #AY5303	3.50	3/1/45	252
123	Fannie Mae, Pool #BC0163	3.50	1/1/46	127
137	Fannie Mae, Pool #AE5487	3.50	10/1/25	142
191	Fannie Mae, Pool #AY3913	3.50	2/1/45	197

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$90	Fannie Mae, Pool #AY8856	3.50	9/1/45	$93
36	Fannie Mae, Pool #BA5031	3.50	1/1/46	37
115	Fannie Mae, Pool #MA2923	3.50	3/1/37	119
232	Fannie Mae, Pool #AZ9576	3.50	12/1/45	238
109	Fannie Mae, Pool #BA1893	3.50	8/1/45	112
166	Fannie Mae, Pool #BC3126	3.50	1/1/46	170
57	Fannie Mae, Pool #MA2495	3.50	1/1/46	59
29	Fannie Mae, Pool #MA1021	3.50	3/1/27	29
215	Fannie Mae, Pool #MA1059	3.50	5/1/32	224
273	Fannie Mae, Pool #MA1107	3.50	7/1/32	285
351	Fannie Mae, Pool #BD5046	3.50	2/1/47	360
86	Fannie Mae, Pool #BC7633	3.50	6/1/46	89
122	Fannie Mae, Pool #AZ6383	3.50	9/1/45	125
267	Fannie Mae, Pool #AY4300	3.50	1/1/45	274
23	Fannie Mae, Pool #MA2909	3.50	2/1/37	24
336	Fannie Mae, Pool #AZ0862	3.50	7/1/45	345
48	Fannie Mae, Pool #MA3059	3.50	7/1/37	50
174	Fannie Mae, Pool #AZ2614	3.50	8/1/45	179
174	Fannie Mae, Pool #AU3742	3.50	8/1/43	180
57	Fannie Mae, Pool #AP9390	3.50	10/1/42	59
485	Fannie Mae, Pool #AQ0546	3.50	11/1/42	501
47	Fannie Mae, Pool #AV6407	3.50	2/1/29	49
116	Fannie Mae, Pool #AX7655	3.50	1/1/45	119
270	Fannie Mae, Pool #AX9530	3.50	2/1/45	278
361	Fannie Mae, Pool #AU1635	3.50	7/1/43	372
268	Fannie Mae, Pool #AJ8476	3.50	12/1/41	277
1,239	Fannie Mae, Pool #AK7497	3.50	4/1/42	1,279
63	Fannie Mae, Pool #AK0706	3.50	2/1/27	65
148	Fannie Mae, Pool #AO9140	3.50	7/1/42	153
155	Fannie Mae, Pool #AS5319	3.50	7/1/45	159
313	Fannie Mae, Pool #AS3133	3.50	8/1/44	323
38	Fannie Mae, Pool #AS2081	3.50	4/1/29	39
305	Fannie Mae, Pool #AY1306	3.50	3/1/45	313
291	Fannie Mae, Pool #AS4771	3.50	4/1/45	299
84	Fannie Mae, Pool #310139	3.50	11/1/25	87
293	Fannie Mae, Pool #AS4773	3.50	4/1/45	301
148	Fannie Mae, Pool #AS4772	3.50	4/1/45	152
332	Fannie Mae, Pool #AS7388	3.50	6/1/46	341
266	Fannie Mae, Pool #AS7239	3.50	5/1/46	273
392	Fannie Mae, Pool #AS7491	3.50	7/1/46	403
229	Fannie Mae, Pool #AX2486	3.50	10/1/44	235
23	Fannie Mae, Pool #AX0159	3.50	9/1/29	24
146	Fannie Mae, Pool #AX5201	3.50	10/1/29	151
247	Fannie Mae, Pool #AS5068	3.50	6/1/45	254
247	Fannie Mae, Pool #AS6649	3.50	2/1/46	254
116	Fannie Mae, Pool #AS5892	3.50	10/1/45	119
189	Fannie Mae, Pool #AS5696	3.50	8/1/45	194
22	Fannie Mae, Pool #AJ6181	3.50	12/1/26	23
461	Fannie Mae, Pool #AL1717	3.50	5/1/27	477
197	Fannie Mae, Pool #AY3802	3.50	2/1/45	202
1,105	Fannie Mae, Pool #AO8137	3.50	8/1/42	1,141
1,219	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,258
161	Fannie Mae, Pool #AJ4093	3.50	10/1/26	166
142	Fannie Mae, Pool #AO4647	3.50	6/1/42	147

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$228	Fannie Mae, Pool #AO4385	3.50	6/1/42	$236
432	Fannie Mae, Pool #AO3760	3.50	5/1/42	447
22	Fannie Mae, Pool #AL8776	3.50	7/1/46	23
180	Fannie Mae, Pool #AV2340	4.00	12/1/43	189
16	Fannie Mae, Pool #AZ8874	4.00	9/1/45	17
168	Fannie Mae, Pool #AZ8067	4.00	9/1/45	176
242	Fannie Mae, Pool #AZ7362	4.00	11/1/45	253
95	Fannie Mae, Pool #BA0847	4.00	3/1/46	99
317	Fannie Mae, Pool #AU3753	4.00	8/1/43	333
139	Fannie Mae, Pool #AC7328	4.00	12/1/39	146
1,019	Fannie Mae, Pool #AH6242	4.00	4/1/26	1,067
78	Fannie Mae, Pool #G08694	4.00	2/1/46	81
44	Fannie Mae, Pool #AH3394	4.00	1/1/41	46
380	Fannie Mae, Pool #BM2002	4.00	10/1/47	398
276	Fannie Mae, Pool #AL8387	4.00	3/1/46	289
60	Fannie Mae, Pool #AT3872	4.00	6/1/43	63
29	Fannie Mae, Pool #AW9041	4.00	8/1/44	30
121	Fannie Mae, Pool #AY8981	4.00	8/1/45	127
58	Fannie Mae, Pool #AW5109	4.00	8/1/44	61
38	Fannie Mae, Pool #AS7028	4.00	4/1/46	40
295	Fannie Mae, Pool #AS9486	4.00	4/1/47	308
222	Fannie Mae, Pool #AX0841	4.00	9/1/44	232
234	Fannie Mae, Pool #AO2959	4.00	5/1/42	246
112	Fannie Mae, Pool #BC5559	4.00	3/1/46	117
102	Fannie Mae, Pool #AY0025	4.00	2/1/45	107
192	Fannie Mae, Pool #AY1377	4.00	4/1/45	202
294	Fannie Mae, Pool #BA6910	4.00	2/1/46	308
231	Fannie Mae, Pool #AY1595	4.00	1/1/45	242
1,233	Fannie Mae, Pool #190405	4.00	10/1/40	1,295
166	Fannie Mae, Pool #AL7347	4.00	9/1/45	174
34	Fannie Mae, Pool #AS2117	4.00	4/1/44	36
20	Fannie Mae, Pool #MA2655	4.00	6/1/36	21
194	Fannie Mae, Pool #AW5063	4.00	7/1/44	203
169	Fannie Mae, Pool #AS3903	4.00	11/1/44	177
342	Fannie Mae, Pool #MA3121	4.00	9/1/47	359
601	Fannie Mae, Pool #AJ5303	4.00	11/1/41	631
43	Fannie Mae, Pool #MA0695	4.00	4/1/31	45
368	Fannie Mae, Pool #AH5859	4.00	2/1/41	387
654	Fannie Mae, Pool #AJ7689	4.00	12/1/41	687
510	Fannie Mae, Pool #AJ7857	4.00	12/1/41	536
24	Fannie Mae, Pool #MA3037	4.00	6/1/37	25
155	Fannie Mae, Pool #AS3468	4.00	10/1/44	163
396	Fannie Mae, Pool #MA3027	4.00	6/1/47	415
197	Fannie Mae, Pool #AS2498	4.00	5/1/44	206
226	Fannie Mae, Pool #AS3216	4.00	9/1/44	236
396	Fannie Mae, Pool #AS9831	4.00	6/1/47	415
274	Fannie Mae, Pool #AS8532	4.00	12/1/46	287
52	Fannie Mae, Pool #MA2455	4.00	11/1/35	55
18	Fannie Mae, Pool #MA2536	4.00	2/1/36	19
47	Fannie Mae, Pool #AS3448	4.00	9/1/44	49
238	Fannie Mae, Pool #AS3467	4.00	10/1/44	250
236	Fannie Mae, Pool #MA0641	4.00	2/1/31	248
233	Fannie Mae, Pool #AS3293	4.00	9/1/44	244
518	Fannie Mae, Pool #AS0531	4.00	9/1/43	547

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$44	Fannie Mae, Pool #AY2291	4.00	3/1/45	$47
79	Fannie Mae, Pool #MA0493	4.00	8/1/30	83
42	Fannie Mae, Pool #AB1470	4.50	9/1/40	45
583	Fannie Mae, Pool #AL1107	4.50	11/1/41	625
229	Fannie Mae, Pool #BE6489	4.50	1/1/47	244
200	Fannie Mae, Pool #AS8157	4.50	10/1/46	213
183	Fannie Mae, Pool #AL4450	4.50	12/1/43	195
162	Fannie Mae, Pool #AA9781	4.50	7/1/24	172
1	Fannie Mae, Pool #AB0339	4.50	1/1/20	1
216	Fannie Mae, Pool #AB3192	4.50	6/1/41	232
91	Fannie Mae, Pool #BM1285	4.50	5/1/47	97
1	Fannie Mae, Pool #254720	4.50	5/1/18	1
3	Fannie Mae, Pool #310112	4.50	6/1/19	4
45	Fannie Mae, Pool #AS8576	4.50	12/1/46	47
185	Fannie Mae, Pool #BE5992	4.50	2/1/47	197
105	Fannie Mae, Pool #AB1389	4.50	8/1/40	112
43	Fannie Mae, Pool #982892	4.50	5/1/23	46
33	Fannie Mae, Pool #AA0860	4.50	1/1/39	35
43	Fannie Mae, Pool #AH6790	4.50	3/1/41	47
245	Fannie Mae, Pool #AE0217	4.50	8/1/40	263
114	Fannie Mae, Pool #AS2276	4.50	4/1/44	121
16	Fannie Mae, Pool #AW7048	4.50	6/1/44	17
532	Fannie Mae, Pool #AH9055	4.50	4/1/41	570
63	Fannie Mae, Pool #AS0861	4.50	10/1/43	67
234	Fannie Mae, Pool #AD8529	4.50	8/1/40	251
52	Fannie Mae, Pool #AU5302	4.50	10/1/43	56
230	Fannie Mae, Pool #AI4815	4.50	6/1/41	247
138	Fannie Mae, Pool #MA0481	4.50	8/1/30	147
100	Fannie Mae, Pool #AL5082	4.50	3/1/44	107
627	Fannie Mae, Pool #AH7521	4.50	3/1/41	672
48	Fannie Mae, Pool #AL8816	4.50	9/1/45	51
104	Fannie Mae, Pool #AS1638	4.50	2/1/44	111
47	Fannie Mae, Pool #890621	5.00	5/1/42	50
44	Fannie Mae, Pool #890603	5.00	8/1/41	47
101	Fannie Mae, Pool #AS0575	5.00	9/1/43	109
100	Fannie Mae, Pool #836750	5.00	10/1/35	108
98	Fannie Mae, Pool #AS0837	5.00	10/1/43	105
93	Fannie Mae, Pool #AL5788	5.00	5/1/42	100
9	Fannie Mae, Pool #725504	5.00	1/1/19	9
190	Fannie Mae, Pool #AH5988	5.00	3/1/41	205
49	Fannie Mae, Pool #725238	5.00	3/1/34	53
2	Fannie Mae, Pool #868986	5.00	5/1/21	2
896	Fannie Mae, Pool #889117	5.00	10/1/35	973
38	Fannie Mae, Pool #796663	5.00	9/1/19	39
6	Fannie Mae, Pool #AL0725	5.50	6/1/24	7
22	Fannie Mae, Pool #929451	5.50	5/1/38	25
50	Fannie Mae, Pool #976945	5.50	2/1/23	52
23	Fannie Mae, Pool #909662	5.50	2/1/22	24
5	Fannie Mae, Pool #A69671	5.50	12/1/37	5
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
1,385	Fannie Mae, Pool #890221	5.50	12/1/33	1,535
821	Fannie Mae, Pool #725228	6.00	3/1/34	934
197	Fannie Mae, Pool #889984	6.50	10/1/38	222
925	Fannie Mae, 15 YR TBA	2.50	1/25/32	924

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$800	Fannie Mae, 15 YR TBA	3.00	1/25/32	$815
75	Fannie Mae, 15 YR TBA	3.50	1/25/32	77
50	Fannie Mae, 15 YR TBA	3.50	2/25/33	52
50	Fannie Mae, 30 YR TBA	3.00	1/25/48	50
200	Fannie Mae, 30 YR TBA	3.00	2/25/48	200
3,775	Fannie Mae, 30 YR TBA	3.50	1/25/48	3,877
400	Fannie Mae, 30 YR TBA	4.00	2/25/48	418
1,075	Fannie Mae, 30 YR TBA	4.00	1/25/46	1,125
61	Freddie Mac, Pool #J25759	2.00	8/1/28	60
146	Freddie Mac, Pool #J25777	2.00	9/1/28	143
71	Freddie Mac, Pool #G18547	2.00	3/1/30	70
110	Freddie Mac, Pool #G18485	2.50	10/1/28	111
48	Freddie Mac, Pool #Q42878	2.50	9/1/46	47
80	Freddie Mac, Pool #C09026	2.50	2/1/43	77
38	Freddie Mac, Pool #G18472	2.50	7/1/28	38
249	Freddie Mac, Pool #G18470	2.50	6/1/28	250
251	Freddie Mac, Pool #G18568	2.50	9/1/30	251
185	Freddie Mac, Pool #G18635	2.50	3/1/32	185
223	Freddie Mac, Pool #J23440	2.50	4/1/28	224
211	Freddie Mac, Pool #G18533	2.50	12/1/29	211
85	Freddie Mac, Pool #J25585	2.50	9/1/28	85
25	Freddie Mac, Pool #G08755	2.50	2/1/47	24
227	Freddie Mac, Pool #G18459	2.50	3/1/28	228
18	Freddie Mac, Pool #J30875	2.50	3/1/30	18
141	Freddie Mac, Pool #J36516	2.50	3/1/32	141
46	Freddie Mac, Pool #C91904	2.50	11/1/36	46
298	Freddie Mac, Pool #J26408	2.50	11/1/28	300
131	Freddie Mac, Pool #J35643	2.50	11/1/31	131
234	Freddie Mac, Pool #J18954	2.50	4/1/27	235
181	Freddie Mac, Pool #J35896	2.50	12/1/31	181
91	Freddie Mac, Pool #C91798	3.00	12/1/34	93
16	Freddie Mac, Pool #C91809	3.00	2/1/35	16
69	Freddie Mac, Pool #G08540	3.00	8/1/43	70
170	Freddie Mac, Pool #C91724	3.00	9/1/33	174
25	Freddie Mac, Pool #C91949	3.00	9/1/37	25
69	Freddie Mac, Pool #Q19754	3.00	7/1/43	69
48	Freddie Mac, Pool #C91943	3.00	7/1/37	49
47	Freddie Mac, Pool #C91924	3.00	4/1/37	48
46	Freddie Mac, Pool #C91905	3.00	11/1/36	47
59	Freddie Mac, Pool #J33135	3.00	11/1/30	60
54	Freddie Mac, Pool #J29932	3.00	11/1/29	55
536	Freddie Mac, Pool #G08534	3.00	6/1/43	539
20	Freddie Mac, Pool #Q18882	3.00	5/1/43	20
15	Freddie Mac, Pool #Q13086	3.00	11/1/42	15
23	Freddie Mac, Pool #G30999	3.00	2/1/37	24
66	Freddie Mac, Pool #G30945	3.00	9/1/36	67
349	Freddie Mac, Pool #Q16222	3.00	3/1/43	351
57	Freddie Mac, Pool #Q18599	3.00	6/1/43	57
294	Freddie Mac, Pool #G08525	3.00	5/1/43	295
366	Freddie Mac, Pool #G08635	3.00	4/1/45	366
331	Freddie Mac, Pool #G60187	3.00	8/1/45	331
187	Freddie Mac, Pool #Q20067	3.00	7/1/43	188
580	Freddie Mac, Pool #Q21065	3.00	8/1/43	582
369	Freddie Mac, Pool #G60989	3.00	12/1/46	370

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$236	Freddie Mac, Pool #Q41795	3.00	7/1/46	$237
288	Freddie Mac, Pool #Q44452	3.00	11/1/46	289
97	Freddie Mac, Pool #Q45094	3.00	12/1/46	97
24	Freddie Mac, Pool #Q39527	3.00	3/1/46	24
400	Freddie Mac, Pool #J17774	3.00	1/1/27	408
18	Freddie Mac, Pool #J17111	3.00	10/1/26	19
126	Freddie Mac, Pool #G08648	3.00	6/1/45	127
155	Freddie Mac, Pool #G08640	3.00	5/1/45	155
400	Freddie Mac, Pool #G08653	3.00	7/1/45	401
56	Freddie Mac, Pool #G18534	3.00	12/1/29	57
200	Freddie Mac, Pool #G18531	3.00	11/1/29	203
191	Freddie Mac, Pool #G08750	3.00	3/1/47	191
185	Freddie Mac, Pool #G18569	3.00	9/1/30	188
300	Freddie Mac, Pool #C04619	3.00	3/1/43	302
141	Freddie Mac, Pool #G08680	3.00	12/1/45	141
206	Freddie Mac, Pool #C04422	3.00	12/1/42	207
278	Freddie Mac, Pool #C04446	3.00	1/1/43	279
521	Freddie Mac, Pool #G08741	3.00	1/1/47	522
185	Freddie Mac, Pool #G08732	3.00	11/1/46	186
38	Freddie Mac, Pool #J14241	3.00	1/1/26	39
96	Freddie Mac, Pool #G08747	3.00	2/1/47	96
280	Freddie Mac, Pool #G08737	3.00	12/1/46	281
36	Freddie Mac, Pool #C91826	3.00	5/1/35	36
119	Freddie Mac, Pool #C91819	3.00	4/1/35	121
264	Freddie Mac, Pool #G15217	3.00	11/1/29	269
241	Freddie Mac, Pool #C91581	3.00	11/1/32	246
289	Freddie Mac, Pool #G18514	3.00	6/1/29	294
235	Freddie Mac, Pool #G15145	3.00	7/1/29	240
233	Freddie Mac, Pool #G18518	3.00	7/1/29	238
126	Freddie Mac, Pool #C91707	3.00	6/1/33	128
1,186	Freddie Mac, Pool #G08537	3.00	7/1/43	1,192
106	Freddie Mac, Pool #G18582	3.00	1/1/31	108
70	Freddie Mac, Pool #G18575	3.00	11/1/30	71
138	Freddie Mac, Pool #J26144	3.50	10/1/23	142
181	Freddie Mac, Pool #C91403	3.50	3/1/32	189
133	Freddie Mac, Pool #Q36040	3.50	9/1/45	137
19	Freddie Mac, Pool #C91760	3.50	5/1/34	19
183	Freddie Mac, Pool #G08687	3.50	1/1/46	189
199	Freddie Mac, Pool #C91456	3.50	6/1/32	208
70	Freddie Mac, Pool #J27494	3.50	2/1/29	73
125	Freddie Mac, Pool #J13582	3.50	11/1/25	129
19	Freddie Mac, Pool #E02735	3.50	10/1/25	20
202	Freddie Mac, Pool #Q37449	3.50	11/1/45	208
416	Freddie Mac, Pool #Q49490	3.50	7/1/47	428
393	Freddie Mac, Pool #G61148	3.50	9/1/47	404
296	Freddie Mac, Pool #Q20860	3.50	8/1/43	306
46	Freddie Mac, Pool #J14232	3.50	1/1/21	47
70	Freddie Mac, Pool #C03920	3.50	5/1/42	73
247	Freddie Mac, Pool #J15105	3.50	4/1/26	256
73	Freddie Mac, Pool #Q31134	3.50	2/1/45	75
48	Freddie Mac, Pool #C91940	3.50	6/1/37	49
139	Freddie Mac, Pool #Q04087	3.50	10/1/41	143
391	Freddie Mac, Pool #G08693	3.50	3/1/46	403
538	Freddie Mac, Pool #G08636	3.50	4/1/45	554

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$75	Freddie Mac, Pool #G14216	3.50	7/1/21	$78
1,019	Freddie Mac, Pool #G08495	3.50	6/1/42	1,052
312	Freddie Mac, Pool #G08667	3.50	9/1/45	321
518	Freddie Mac, Pool #G08623	3.50	1/1/45	533
320	Freddie Mac, Pool #G08632	3.50	3/1/45	329
471	Freddie Mac, Pool #G08627	3.50	2/1/45	484
150	Freddie Mac, Pool #G08702	3.50	4/1/46	154
342	Freddie Mac, Pool #G08641	3.50	5/1/45	351
376	Freddie Mac, Pool #G08681	3.50	12/1/45	386
174	Freddie Mac, Pool #G08706	3.50	5/1/46	179
443	Freddie Mac, Pool #G08650	3.50	6/1/45	456
378	Freddie Mac, Pool #G08757	3.50	4/1/47	389
163	Freddie Mac, Pool #G08698	3.50	3/1/46	168
315	Freddie Mac, Pool #G08654	3.50	7/1/45	324
71	Freddie Mac, Pool #G30776	3.50	7/1/35	74
132	Freddie Mac, Pool #Q12052	3.50	10/1/42	136
474	Freddie Mac, Pool #G08554	3.50	10/1/43	489
196	Freddie Mac, Pool #Q08998	3.50	6/1/42	203
147	Freddie Mac, Pool #Q06749	3.50	3/1/42	151
211	Freddie Mac, Pool #Q08903	3.50	6/1/42	218
250	Freddie Mac, Pool #Q09896	3.50	8/1/42	258
431	Freddie Mac, Pool #G08562	3.50	1/1/44	445
105	Freddie Mac, Pool #G08605	3.50	9/1/44	108
107	Freddie Mac, Pool #G08599	3.50	8/1/44	110
182	Freddie Mac, Pool #G08459	4.00	9/1/41	192
332	Freddie Mac, Pool #G08669	4.00	9/1/45	348
394	Freddie Mac, Pool #G08660	4.00	8/1/45	412
23	Freddie Mac, Pool #C91923	4.00	3/1/37	24
29	Freddie Mac, Pool #J12435	4.00	6/1/25	30
92	Freddie Mac, Pool #C91765	4.00	6/1/34	98
124	Freddie Mac, Pool #G14453	4.00	6/1/26	129
486	Freddie Mac, Pool #G08752	4.00	3/1/47	508
1,025	Freddie Mac, Pool #A96286	4.00	1/1/41	1,076
200	Freddie Mac, Pool #C09070	4.00	12/1/44	209
113	Freddie Mac, Pool #G08601	4.00	8/1/44	118
388	Freddie Mac, Pool #G08775	4.00	8/1/47	406
99	Freddie Mac, Pool #C91738	4.00	11/1/33	105
247	Freddie Mac, Pool #G08588	4.00	5/1/44	258
78	Freddie Mac, Pool #G08483	4.00	3/1/42	82
51	Freddie Mac, Pool #J11263	4.00	11/1/19	53
69	Freddie Mac, Pool #G08672	4.00	10/1/45	72
131	Freddie Mac, Pool #Q34081	4.00	6/1/45	137
180	Freddie Mac, Pool #Q27594	4.00	8/1/44	189
259	Freddie Mac, Pool #Q24955	4.00	2/1/44	274
29	Freddie Mac, Pool #G08633	4.00	3/1/45	31
156	Freddie Mac, Pool #G08637	4.00	4/1/45	163
191	Freddie Mac, Pool #G08567	4.00	1/1/44	200
224	Freddie Mac, Pool #G08618	4.00	12/1/44	234
246	Freddie Mac, Pool #G08616	4.00	11/1/44	257
234	Freddie Mac, Pool #G08595	4.00	7/1/44	245
17	Freddie Mac, Pool #G08642	4.00	5/1/45	18
13	Freddie Mac, Pool #Q27456	4.00	7/1/44	14
293	Freddie Mac, Pool #G06506	4.00	12/1/40	308
41	Freddie Mac, Pool #A90437	4.50	1/1/40	44

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$29	Freddie Mac, Pool #C09059	4.50	3/1/44	$31
67	Freddie Mac, Pool #E02862	4.50	3/1/26	70
87	Freddie Mac, Pool #G08759	4.50	4/1/47	92
72	Freddie Mac, Pool #G60512	4.50	12/1/45	76
1,838	Freddie Mac, Pool #A97692	4.50	3/1/41	1,960
29	Freddie Mac, Pool #Q25432	4.50	3/1/44	31
65	Freddie Mac, Pool #J09503	4.50	4/1/24	67
36	Freddie Mac, Pool #J07849	4.50	5/1/23	38
42	Freddie Mac, Pool #J09311	4.50	2/1/24	43
151	Freddie Mac, Pool #G08754	4.50	3/1/47	160
187	Freddie Mac, Pool #A97495	4.50	3/1/41	199
60	Freddie Mac, Pool #G08596	4.50	7/1/44	64
51	Freddie Mac, Pool #Q22671	4.50	11/1/43	54
665	Freddie Mac, Pool #C01598	5.00	8/1/33	719
296	Freddie Mac, Pool #G04913	5.00	3/1/38	321
44	Freddie Mac, Pool #G05205	5.00	1/1/39	48
20	Freddie Mac, Pool #G07068	5.00	7/1/41	22
277	Freddie Mac, Pool #Q00763	5.00	5/1/41	300
59	Freddie Mac, Pool #G13255	5.00	7/1/23	62
4	Freddie Mac, Pool #G06091	5.50	5/1/40	4
92	Freddie Mac, Pool #G06031	5.50	3/1/40	102
747	Freddie Mac, Pool #G01665	5.50	3/1/34	830
44	Freddie Mac, Pool #G05709	6.00	6/1/38	50
71	Freddie Mac, Pool #G03551	6.00	11/1/37	79
21	Freddie Mac, Pool #A62706	6.00	6/1/37	24
350	Freddie Mac, Pool #G02794	6.00	5/1/37	394
50	Freddie Mac, Gold 15 YR TBA	2.00	1/15/33	49
725	Freddie Mac, Gold 15 YR TBA	2.50	1/15/33	724
150	Freddie Mac, Gold 15 YR TBA	2.50	2/15/32	150
300	Freddie Mac, Gold 15 YR TBA	3.00	1/15/33	306
50	Freddie Mac, Gold 15 YR TBA	3.00	2/15/32	51
1,950	Freddie Mac, Gold 30 YR TBA	3.00	1/15/48	1,950
275	Freddie Mac, Gold 30 YR TBA	3.00	2/15/48	275
2,700	Freddie Mac, Gold 30 YR TBA	3.50	1/15/48	2,773
25	Freddie Mac, Gold 30 YR TBA	3.50	2/15/47	26
1,325	Freddie Mac, Gold 30 YR TBA	4.00	1/15/48	1,385
325	Freddie Mac, Gold 30 YR TBA	4.00	2/15/48	340
25	Freddie Mac, Gold 30 YR TBA	4.50	2/15/47	27
72	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	70
19	Government National Mortgage Association, Pool #711729	2.50	3/15/43	19
94	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	94
47	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	48
49	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	50
51	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	51
92	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	91
33	Government National Mortgage Association, Pool #776954	2.50	11/15/42	32
23	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	24
20	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	19
47	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	46
89	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	90
188	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	184
318	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	322
315	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	318
107	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	110

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$54	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	$55
246	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	248
264	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	267
197	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	199
272	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	276
104	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	105
253	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	256
143	Government National Mortgage Association, Pool #779084	3.00	4/15/42	145
245	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	248
24	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	24
91	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	94
21	Government National Mortgage Association, Pool #5276	3.00	1/20/27	22
38	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	38
1,536	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	1,556
34	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	34
155	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	157
275	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	278
301	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	306
68	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	69
270	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	274
259	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	261
381	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	385
281	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	284
260	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	263
280	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	283
232	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	235
302	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	305
268	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	271
96	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	98
33	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	34
94	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	95
279	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	281
378	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	382
367	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	372
278	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	281
237	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	239
271	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	274
214	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	216
385	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	400
188	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	195
371	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	385
37	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	38
831	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	862
220	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	229
184	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	190
22	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	23
450	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	468
354	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	366
366	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	379
604	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	627
377	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	392
324	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	337
376	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	390
181	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	188

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$266	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	$276
185	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	192
256	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	266
249	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	258
216	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	224
42	Government National Mortgage Association, Pool #796271	3.50	7/15/42	43
425	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	442
158	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	164
829	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	862
277	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	287
154	Government National Mortgage Association, Pool #778157	3.50	3/15/42	160
457	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	473
24	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	25
290	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	300
190	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	197
324	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	336
206	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	214
298	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	308
395	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	409
335	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	346
346	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	358
292	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	302
106	Government National Mortgage Association, Pool #738602	3.50	8/15/26	110
91	Government National Mortgage Association, Pool #740798	3.50	1/15/42	95
308	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	320
279	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	289
382	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	396
295	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	305
270	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	280
443	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	458
332	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	344
361	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	374
73	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	76
366	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	379
370	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	383
109	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	112
121	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	127
55	Government National Mortgage Association, Pool #740068	4.00	9/15/40	58
235	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	246
74	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	78
45	Government National Mortgage Association, Pool #779401	4.00	6/15/42	47
383	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	400
326	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	343
88	Government National Mortgage Association, Pool #753254	4.00	9/15/43	91
79	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	83
189	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	198
242	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	254
71	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	75
219	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	230
42	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	44
108	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	113
361	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	377
142	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	149
620	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	647

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$106	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	$111
320	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	336
350	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	365
21	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	22
105	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	110
218	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	230
115	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	121
606	Government National Mortgage Association, Pool #5139	4.00	8/20/41	638
43	Government National Mortgage Association, Pool #4922	4.00	1/20/41	45
165	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	173
143	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	150
276	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	290
166	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	175
117	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	122
220	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	232
254	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	266
87	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	91
191	Government National Mortgage Association, Pool #713876	4.00	8/15/39	200
44	Government National Mortgage Association, Pool #766495	4.00	10/15/41	47
81	Government National Mortgage Association, Pool #738710	4.00	9/15/41	85
125	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	131
236	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	248
270	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	284
310	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	325
842	Government National Mortgage Association, Pool #4801	4.50	9/20/40	893
46	Government National Mortgage Association, Pool #729511	4.50	4/15/40	49
250	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	263
275	Government National Mortgage Association, Pool #717148	4.50	5/15/39	295
193	Government National Mortgage Association, Pool #5260	4.50	12/20/41	204
594	Government National Mortgage Association, Pool #721760	4.50	8/15/40	635
88	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	93
42	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	44
218	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	230
67	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	71
148	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	156
51	Government National Mortgage Association, Pool #738793	4.50	9/15/41	55
218	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	231
130	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	139
128	Government National Mortgage Association, Pool #604285	5.00	5/15/33	139
80	Government National Mortgage Association, Pool #712690	5.00	4/15/39	88
114	Government National Mortgage Association, Pool #694531	5.00	11/15/38	124
246	Government National Mortgage Association, Pool #782523	5.00	11/15/35	267
39	Government National Mortgage Association, Pool #675179	5.00	3/15/38	42
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	2
23	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	25
602	Government National Mortgage Association, Pool #4559	5.00	10/20/39	656
36	Government National Mortgage Association, Pool #782468	5.00	11/15/38	39
23	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	25
50	Government National Mortgage Association, Pool #658181	5.50	11/15/36	56
120	Government National Mortgage Association, Pool #510835	5.50	2/15/35	133
187	Government National Mortgage Association, Pool #783284	5.50	6/20/40	202
99	Government National Mortgage Association, Pool #4245	6.00	9/20/38	110
88	Government National Mortgage Association, Pool #4222	6.00	8/20/38	99
236	Government National Mortgage Association, Pool #781959	6.00	7/15/35	267
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$33	Government National Mortgage Association, Pool #699237	6.50		9/15/38	$37
375	Government National Mortgage Association, 30 YR TBA	3.00		2/20/46	378
3,150	Government National Mortgage Association, 30 YR TBA	3.00		1/20/48	3,178
425	Government National Mortgage Association, 30 YR TBA	3.50		2/20/48	439
2,800	Government National Mortgage Association, 30 YR TBA	3.50		1/20/48	2,896
325	Government National Mortgage Association, 30 YR TBA	4.00		2/20/48	339
200	Government National Mortgage Association, 30 YR TBA	4.00		1/20/48	209

	Total U.S. Government Agency Mortgages				166,929

	Yankee Dollars — 0.21%
91	Bank of Nova Scotia (Banks)	1.85		4/14/20	90
91	Bank of Nova Scotia (Banks)	2.13		9/11/19	91
137	Royal Bank of Canada (Banks)	1.88		2/5/20	136
91	Royal Bank of Canada (Banks)	2.20		9/23/19	91

	Total Yankee Dollars				408

Shares
	Mutual Fund — 18.06%
34,524,118	State Street Institutional Treasury Plus Money Market Fund	1.15	(b)		34,524

	Total Mutual Fund				34,524

	Total Investments Before TBA Sale Commitments (cost $215,384) — 112.63%				215,305

Principal Amount (000)
	TBA Sale Commitments (c) — (0.87)%
$(775)	Fannie Mae, 15 YR TBA	4.00		1/25/33	(797)
(50)	Fannie Mae, 30 YR TBA	5.00		2/25/47	(54)
(25)	Fannie Mae, 30 YR TBA	4.50		2/25/48	(27)
(25)	Fannie Mae, 30 YR TBA	2.50		2/25/47	(24)
(175)	Freddie Mac, Gold 15 YR TBA	4.50		1/15/33	(177)
(50)	Freddie Mac, Gold 15 YR TBA	4.00		1/15/33	(51)
(225)	Freddie Mac, Gold 30 YR TBA	5.00		1/15/48	(242)
(50)	Government National Mortgage Association, 30 YR TBA	4.50		2/20/48	(52)
(50)	Government National Mortgage Association, 30 YR TBA	3.00		2/15/47	(50)
(50)	Government National Mortgage Association, 30 YR TBA	4.00		2/15/48	(52)
(100)	Government National Mortgage Association, 30 YR TBA	5.00		1/15/48	(108)

	Total TBA Sale Commitments				(1,634)

	Liabilities in excess of other assets — (11.76)%				(22,477)

	Net Assets — 100.00%				$191,194

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at December 31, 2017.

(b)	The rate disclosed is the rate in effect on December 31, 2017.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.42%	—	1.42%
Collateralized Mortgage Obligations	5.62%	—	5.62%
U.S. Government Agency Mortgages	87.32%	—	87.32%
Yankee Dollars	0.21%	—	0.21%
Mutual Fund	11.96%	6.10%	18.06%
TBA Sale Commitments	-0.87%	—	-0.87%
Other Assets (Liabilities)	-11.76%	0.00%	-11.76%

Total Net Assets	93.90%	6.10%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.20%
	Arizona — 4.13%
$420	Arizona School Facilities Board Revenue (Pre-Refunded/Escrowed to Maturity)	5.38	9/1/21	$431
275	Arizona State Water Infrastructure Finance Authority Water Quality Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	283

				714

	Florida — 7.84%
400	Florida State Depth Environmental Protection Preservation Revenue, Series A	5.00	7/1/20	432
425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	484
420	South Broward Florida Hospital District Revenue	5.00	5/1/19	438

				1,354

	Illinois — 5.54%
425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	453
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	504

				957

	Indiana — 2.51%
420	Rush County Elementary School Building Corporation Revenue, Series A (Pre-Refunded/Escrowed to Maturity) (State Aid Withholding)	5.00	7/15/19	435

	Iowa — 5.68%
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	472
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	508

				980

	Maryland — 2.79%
450	Maryland State, GO, Series A	5.00	3/1/20	482

	Michigan — 5.55%
400	Michigan State Finance Authority Revenue	5.00	12/1/18	412
500	Oakland University Michigan Revenue	5.00	3/1/21	546

				958

	Nevada — 1.56%
250	Clark County, Nevada Highway Revenue	5.00	7/1/20	270

	New Jersey — 3.04%
375	Middlesex County Improvement Authority Revenue	3.00	9/1/20	388
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	137

				525

	New Mexico — 2.28%
375	New Mexico State Finance Authority Revenue, Series B	5.00	6/15/19	393

	New York — 6.77%
400	New York City, GO, Series B (AMBAC)	5.00	8/15/18	409
250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	281
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	478

				1,168

	Pennsylvania — 6.11%
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	576
475	Pleasant Valley Pennsylvania School District, GO (State Aid Withholding)	5.00	5/1/18	480

				1,056

	South Carolina — 2.30%
350	South Carolina State Public Service Authority Revenue, Series B	5.00	12/1/22	398

	South Dakota — 2.50%
395	City of Sioux Falls South Dakota Sales Tax Revenue, Series A	5.00	11/15/20	431

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Tennessee — 2.23%
$350	City of Clarksville Tennessee Water Sewer & Gas Revenue	5.00		2/1/21	$385

	Texas — 18.38%
240	Austin Texas Contractual Obligation, GO	5.00		5/1/19	251
300	City of Frisco, Texas Refunding and Improvement, GO	5.00		2/15/19	312
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00		2/15/22	496
430	Harris County Toll Road Authority Revenue, Series B	5.00		8/15/22	490
440	Hidalgo County Texas, GO	4.00		8/15/18	447
250	New Braunfels Texas, GO	5.00		2/1/19	259
405	Nueces County Texas, GO	5.00		2/15/19	421
490	Rockwall Texas, GO	4.00		8/1/18	498

					3,174

	Washington — 15.26%
420	Grant County Washington Public Utility District Revenue, Series I	5.00		1/1/19	435
215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		1/1/22	232
135	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00		1/1/22	146
500	Tacoma Washington Electric System Revenue, Series A	4.00		1/1/20	523
470	Washington State, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00		7/1/30	478
420	Washington State, GO, Series C (Pre-Refunded/Escrowed to Maturity)	5.00		2/1/33	435
365	Washington State, GO, Series A	5.00		8/1/19	385

					2,634

	Wisconsin — 3.73%
380	City of Milwaukee WI, GO, Series N4&B5	5.00		4/1/23	440
200	Milwaukee Wisconsin Area Technical College District, GO, Series C	3.00		6/1/19	204

					644

	Total Municipal Bonds				16,958
Shares
	Mutual Fund — 0.47%
80,707	State Street Institutional Treasury Plus Money Market Fund	1.15	(a)		81

	Total Mutual Fund				81

	Total Investments (cost $17,111) — 98.67%				17,039
	Other assets in excess of liabilities — 1.33%				230

	Net Assets — 100.00%				$17,269

(a)	The rate disclosed is the rate in effect on December 31, 2017.

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

As of December 31, 2017, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 93.10%
	Alabama — 0.70%
$1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	$1,631
1,000	Jefferson County Alabama Revenue	5.00		9/15/22	1,130

					2,761

	Alaska — 0.62%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25		4/1/22	2,437

	Arizona — 2.19%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00		7/1/21	1,665
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,180
5,250	Tucson Arizona Water System Revenue, Series A	5.00		7/1/21	5,827

					8,672

	Arkansas — 0.34%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,360

	California — 8.52%
1,500	California State, GO	5.00		8/1/24	1,789
5,000	California State, GO	5.00		11/1/23	5,871
2,510	California State Department of Water Resources Revenue, Central Valley Project, Continuously Callable @ 100.00	5.25		7/1/22	2,517
1,000	California State Public Works Board Lease Revenue, Series B	5.00		10/1/21	1,116
4,155	California State Public Works Board Lease Revenue, Series D	5.00		4/1/24	4,906
1,500	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/21	1,637
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,883
1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,151
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00		7/1/21	1,843
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00		2/1/22	5,675
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00		5/1/22	4,321
65	University of California Revenue, Series Q, Continuously Callable @ 100.00	5.25		5/15/23	66

					33,775

	Colorado — 3.68%
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00 (US LIBOR)	(a)	10/1/38	5,483
3,720	City of Colorado Springs Colorado Utilities System Revenue, Series A-3	5.00		11/15/22	4,276
1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00		3/1/25	1,471
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00		11/15/19	1,215
1,750	Denver City & County Colorado Airport Revenue, Series A	5.00		11/15/23	2,045

					14,490

	Connecticut — 1.12%
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00		9/1/21	2,748
1,570	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B	5.00		8/1/20	1,686

					4,434

	District of Columbia — 0.45%
1,500	District of Columbia University Revenue	5.00		4/1/25	1,793

	Florida — 7.15%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1, Callable 12/1/19 @ 100.00	5.00		6/1/20	5,298
1,285	Greater Orlando Florida Aviation Authority Airport Facilities Revenue, Series A	5.00		10/1/21	1,427
1,100	JEA Florida Electric System Revenue, Series A	5.00		10/1/20	1,195
1,615	Lee County Florida Solid Waste System Revenue, AMT	5.00		10/1/22	1,818

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00		10/1/20	$1,742
4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00		10/1/21	5,071
2,000	Orange County Florida Tourist Development Tax Revenue	5.00		10/1/20	2,177
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,941
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00		11/15/21	1,676
1,845	Palm Beach County Florida School Board, Series D	5.00		8/1/21	2,048
1,750	South Florida Water Management District Corps, CP	5.00		10/1/21	1,947

					28,340

	Georgia — 2.69%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	1,160
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	1,446
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,886
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00		10/1/21	3,373
1,000	Main Street Natural Gas, Inc. Georgia Gas Revenue, Series A (JP Morgan Chase & Co.)	5.00		3/15/19	1,037
1,620	Municipal Electric Authority of Georgia Revenue, Series A	5.00		1/1/21	1,757

					10,659

	Illinois — 1.84%
96	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey / Narragansett Project, Series NT, Continuously Callable @ 100.00 (b)	7.46		2/15/26	70
1,000	City of Chicago IL Waterworks Revenue	5.00		11/1/24	1,157
1,240	Illinois State Finance Authority Revenue, Series B	5.00		5/1/22	1,403
1,500	Illinois State Finance Authority Revenue, University of Chicago, Series A	5.00		10/1/20	1,628
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00		12/1/22	849
2,000	Railsplitter Tobacco Settlement Authority Revenue	5.00		6/1/22	2,213

					7,320

	Indiana — 2.56%
1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,336
1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,183
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00		2/1/23	1,144
2,500	Indianapolis Local Public Improvement Bond Bank Airport Authority Revenue, Series A-1, AMT	5.00		1/1/21	2,728
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00		1/1/21	1,079
2,250	Whiting Indiana Environmental Facilities Revenue	5.00	(a)	11/1/47	2,640

					10,110

	Louisiana — 2.13%
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00		6/1/22	3,207
5,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00		5/15/19	5,226

					8,433

	Maryland — 2.41%
1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00		7/1/22	1,128
1,000	Maryland State Economic Development Corp. Private Activity Revenue, Series A, AMT, Callable 11/30/21 @ 100.00	5.00		3/31/24	1,111
4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,782
2,110	Montgomery County Maryland, GO, Series A	5.00		12/1/23	2,495

					9,516

	Massachusetts — 3.74%
1,615	Massachusetts State Educational Financing Authority Revenue, Series A, AMT	5.00		7/1/23	1,810
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00		7/1/19	4,949
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00		7/1/21	2,479

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$2,180	Massachusetts State Development Finance Agency Revenue, Bentley University (Pre-Refunded/Escrowed to Maturity)	5.00		7/1/22	$2,356
1,750	Massachusetts Development Finance Agency Revenue (Pre-Refunded/Escrowed to Maturity)	5.25		1/1/21	1,922
1,170	Massachusetts Development Finance Agency Revenue	5.25		1/1/21	1,276

					14,792

	Michigan — 2.75%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00		7/1/24	2,103
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00		5/1/21	2,187
4,000	Michigan State Finance Authority Revenue, Series D-1 (AGM)	5.00		7/1/21	4,416
1,000	Michigan State Finance Authority Revenue, Series D-1	5.00		7/1/21	1,089
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00		12/1/19	1,057

					10,852

	Minnesota — 0.34%
1,200	Minneapolis-Saint Paul Minnesota Metropolitan Airports Commission Revenue, Series B	5.00		1/1/22	1,350

	Missouri — 1.83%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00		9/1/20	2,701
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00		1/1/21	1,748
1,500	Missouri State Development Finance Board Infrastructure Facilities Revenue, Branson Landing Project, Series A	5.00		6/1/20	1,606
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00		11/15/23	1,176

					7,231

	Nevada — 2.68%
3,470	Clark County Nevada School District, GO, Series A	5.00		6/15/23	4,001
1,000	Clark County Nevada School District, GO, Series A	5.00		6/15/26	1,207
4,865	Las Vegas Valley Nevada Water District, GO, Series A	5.00		6/1/21	5,395

					10,603

	New Jersey — 2.57%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00		7/1/19	786
3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00		3/1/21	4,008
5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00		12/1/20	5,362

					10,156

	New Mexico — 0.25%
1,000	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series B (Royal Bank of Canada)	1.56 (US0001M + 65.00 bps)	(c)	2/1/19	998

	New York — 9.76%
2,000	Long Island New York Power Authority Electricity System Revenue, Series C, Callable 5/1/18 @ 100.00	1.83 (US0001M + 88.00 bps)	(c)	5/1/33	2,003
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00		11/15/22	2,416
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00		11/15/22	2,290
1,000	Metropolitan Transportation Authority New York Revenue, Series F	5.00		11/15/20	1,090
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00		8/1/21	3,180
2,500	New York State, GO, Series C	5.00		8/1/23	2,913
3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 100.00	5.00		7/1/26	3,414

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00		2/15/22	$2,689
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00		8/1/29	1,177
1,520	New York City Transitional Finance Authority Building AID Revenue, Series S-2 (State Aid Withholding)	5.00		7/15/21	1,691
1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00		7/1/21	1,284
3,000	New York State Dormitory Authority State Personal Income Tax Revenue, Series D	5.00		2/15/23	3,465
3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00		1/1/21	3,534
2,000	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00		9/1/22	2,266
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00		9/1/23	5,204

					38,616

	North Carolina — 1.54%
1,000	City of Charlotte NC Airport Revenue, Series C	4.00		7/1/23	1,111
1,000	City of Charlotte NC Airport Revenue, Series C	5.00		7/1/24	1,186
2,275	County of Mecklenburg North Carolina, GO, Series A	5.00		4/1/23	2,649
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00		1/1/24	1,158

					6,104

	Ohio — 1.46%
1,750	Ohio American Municipal Power, Inc. Revenue, Series A	5.00		2/15/24	2,039
835	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System (Pre-Refunded/Escrowed to Maturity) (MBIA)	5.50		10/15/25	953
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75		11/15/22	2,775

					5,767

	Oklahoma — 0.37%
1,275	Grand River Oklahoma Dam Authority Revenue, Series A	5.00		6/1/22	1,447

	Pennsylvania — 2.72%
2,500	Pennsylvania State Turnpike Commission Revenue	5.00		6/1/24	2,905
3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00		8/1/21	3,315
2,500	Philadelphia Pennsylvania School District, GO, Series C, Callable 9/1/20 @ 100.00 (State Aid Withholding)	5.00		9/1/21	2,658
1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00		3/1/23	1,958

					10,836

	Rhode Island — 0.85%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00		5/15/23	2,250
1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A, AMT	5.00		12/1/22	1,111

					3,361

	South Carolina — 2.13%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	4,596
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00		1/1/22	3,791

					8,387

	Tennessee — 0.91%
2,000	Tennessee State Energy Acquisition Corp. Gas Revenue, Series A (Goldman Sachs Group, Inc.)	5.25		9/1/21	2,221
1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00	(a)	5/1/48	1,369

					3,590

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas — 17.00%
$2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	$2,398
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00		2/15/21	1,814
1,000	Austin Texas Community College District, GO	5.00		8/1/23	1,166
1,180	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,392
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,637
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00		11/1/22	3,952
20	Dallas Texas, GO, Series A (Pre-Refunded/Escrowed to Maturity) (ETM)	5.00		2/15/18	20
2,450	City of Dallas TX, GO, Callable 2/15/25 @ 100.00	5.00		2/15/27	2,885
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/27	2,991
1,100	Denton Texas Utility System Revenue	5.00		12/1/22	1,257
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00		2/15/21	2,292
1,000	El Paso Texas Water & Sewer Revenue	5.00		3/1/22	1,124
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00		11/15/20	3,506
2,095	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Baylor College of Medicine	5.00		11/15/23	2,431
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	1,985
1,450	Houston Texas Community College Revenue	5.00		4/15/21	1,598
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00		9/1/20	2,155
2,500	Houston Texas Utility System Revenue, Callable 11/1/19 @ 100.00	2.61 (MUNIPSA + 90.00 bps)	(c)	5/15/34	2,516
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue, AMT	5.00		11/1/22	1,132
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/28	1,350
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/21	1,104
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/22	1,128
1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/23	1,239
1,695	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	1,898
2,500	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	2,794
1,000	North Texas Tollway Authority Revenue, Series B, Callable 1/1/23 @ 100.00	5.00		1/1/26	1,144
1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00		6/15/24	1,183
2,000	Plano Texas Independent School District, GO, Series B (PSF-GTD)	5.00		2/15/21	2,198
1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00		10/1/20	1,166
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00		5/15/22	1,331
1,505	Texas A&M University Revenue, Series E	5.00		5/15/23	1,749
4,365	Texas State College Student Loan, GO	5.00		8/1/22	4,955
3,000	University of Texas Revenue, Series E	5.00		8/15/23	3,511
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,206

					67,207

	Virginia — 1.48%
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00		5/15/22	1,141
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00		5/15/23	1,168
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00		5/15/24	1,193
2,000	Virginia Commonwealth Transportation Board Revenue, Series A	5.00		5/15/23	2,320

					5,822

	Washington — 3.14%
1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00		1/1/20	1,136
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00		1/1/21	1,797
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00		1/1/22	1,582
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25		12/1/21	1,115

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$1,000	Port of Seattle Washington Revenue, Series C, AMT	5.00		4/1/22	$1,116
2,500	Washington State, GO, Series B	5.00		7/1/23	2,917
2,500	Washington State Motor Vehicle Fuel Tax, GO, Series C	5.00		2/1/21	2,752

					12,415

	Wisconsin — 1.18%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/22	1,118
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/23	1,142
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00		12/1/21	1,116
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00		11/15/22	1,324

					4,700

	Total Municipal Bonds				368,334

	Corporate Bond — 0.00%
3,939	ASC Equipment (Trading Companies & Distributors) (d)	5.13	(e)	3/1/08	—

	Total Corporate Bond				—

	Time Deposit — 0.58%
2,303	State Street Liquidity Management Control System Eurodollar Time Deposit	0.39		1/2/18	2,303

	Total Time Deposit				2,303

Shares
	Mutual Fund — 5.22%
20,662,649	State Street Institutional Treasury Plus Money Market Fund	1.15	(e)		20,663

	Total Mutual Fund				20,663

	Total Investments (cost $393,159) — 98.90%				391,300
	Other assets in excess of liabilities — 1.10%				4,366

	Net Assets — 100.00%				$395,666

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at December 31, 2017.

(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.02% of the Portfolio’s net assets.

(c)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2017.

(d)	Defaulted Bond.

(e)	The rate disclosed is the rate in effect on December 31, 2017.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

bps — Basis Points

GO — General Obligation

MBIA — Municipal Bond Insurance Association

MUNIPSA — SIFMA Municipal Swap Index Yield

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

US0001M — 1 Month US Dollar LIBOR

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company, LLC	HC Capital Solutions	Total
Municipal Bonds	93.10%	—	93.10%
Corporate Bond	0.00%	—	0.00%
Time Deposit	0.58%	—	0.58%
Mutual Fund	—	5.22%	5.22%
Other Assets (Liabilities)	1.09%	0.01%	1.10%

Total Net Assets	94.77%	5.23%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 92.82%
	Alabama — 5.97%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,567
1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,649
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,185
250	Tuscaloosa Alabama, GO, Series C	3.00	1/1/18	250

				4,651

	Arizona — 0.83%
450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	500
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	151

				651

	California — 1.38%
620	California State Department Water Resources Power Supply Revenue, Series L (Pre-Refunded/Escrowed to Maturity)	5.00	5/1/22	668
380	California State Department Water Resources Power Supply Revenue, Series L (Pre-Refunded/Escrowed to Maturity)	5.00	5/1/22	410

				1,078

	Florida — 12.75%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,546
1,525	Florida Department of Environmental Protection Revenue, Series A	5.00	7/1/24	1,813
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,644
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	894
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,094
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,260
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,677

				9,928

	Hawaii — 2.10%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,639

	Idaho — 1.87%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,455

	Iowa — 2.18%
1,410	City of Bettendorf IA, GO, Series D	5.00	6/1/25	1,702

	Kansas — 1.29%
850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	994

	Maryland — 1.79%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,396

	Massachusetts — 3.09%
1,000	Massachusetts State Bay Transportation Authority Sales Tax Revenue	4.00	12/1/21	1,086
600	Massachusetts State, GO, Series A	5.00	3/1/23	695
600	Massachusetts State Water Resources Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	8/1/39	632

				2,413

	Michigan — 1.30%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,012

	Minnesota — 0.53%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	415

	Nebraska — 0.65%
500	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	505

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nevada — 4.09%
$800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	$928
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,324
800	Nevada State System of Higher Education Certificates of Participation, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	938

				3,190

	New York — 4.57%
1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	1,651
1,000	New York City Transitional Finance Authority Building Aid Revenue, Series S-1 (State Aid Withholding)	5.00	7/15/23	1,165
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	737

				3,553

	North Carolina — 4.88%
1,525	North Carolina State Capital Facilities Finance Agency Educational Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/38	1,577
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,867
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	360

				3,804

	Ohio — 10.76%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	812
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,239
1,600	Columbus Ohio State, GO, Series 1 (Pre-Refunded/Escrowed to Maturity)	5.00	7/1/24	1,862
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,489
750	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	835
1,000	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	1,228
800	Ohio State University Revenue	5.00	12/1/22	922

				8,387

	Pennsylvania — 3.39%
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,568
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,070

				2,638

	South Carolina — 1.46%
1,100	Richland County School District No. 2, GO, Series A (SCSDE) (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/20	1,141

	Texas — 15.16%
1,325	Dallas Texas Area Rapid Transit Sales Tax Revenue (Insurance/Program BHAC-CR) (Pre-Refunded/Escrowed to Maturity)	5.25	12/1/48	1,369
710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	790
540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	603
875	City of Denton Texas, GO	5.00	2/15/21	961
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,843
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,781
300	City of Pearland TX, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	366
500	Sugar Land Texas (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/21	519
935	Sugar Land Texas, Callable 2/15/19 @ 100.00	5.00	2/15/21	971
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,829
515	Webb County Texas, GO (Pre-Refunded/Escrowed to Maturity)	4.50	2/15/19	532
235	Webb County Texas, GO	4.50	2/15/19	243

				11,807

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — December 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington — 12.78%
$1,000	King County Washington, GO	5.25		1/1/23	$1,166
1,250	King County School District No 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00	5.00		12/1/27	1,552
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00		1/1/24	1,573
750	King County Washington Sewer Revenue	5.00		1/1/20	800
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00		6/1/18	1,603
1,540	City of Spokane Washington Water & Wastewater System Revenue	5.00		12/1/19	1,639
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00		12/1/22	1,616

					9,949

	Total Municipal Bonds				72,308

Shares
	Mutual Fund — 6.04%
4,704,794	State Street Institutional Treasury Plus Money Market Fund	1.15	(a)		4,705

	Total Mutual Fund				4,705

	Total Investments (cost $75,370) — 98.86%				77,013

	Other assets in excess of liabilities — 1.14%				886

	Net Assets — 100.00%				$77,899

(a)	The rate disclosed is the rate in effect on December 31, 2017.

AGM — Assured Guaranty Municipal Corporation

GO — General Obligation

GTY — Guaranty

SCSDE — Insured by South Carolina School Discount Enhancement

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	92.82%	—	92.82%
Mutual Fund	1.15%	4.89%	6.04%
Other Assets (Liabilities)	1.14%	0.00%	1.14%

Total Net Assets	95.11%	4.89%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of December 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$500,749	$740,746	$497,145	$719,457
Repurchase agreements, at value and cost	687	2,577	33	56
Unrealized appreciation	145,927	163,561	322,081	422,556

Investments, at value	647,363	906,884	819,259	1,142,069
Cash	128	134	—	—
Foreign currency, at value (Cost $24, $19, $0 and $0, respectively)	25	19	—	—
Unrealized appreciation on futures contracts	35	330	—	80
Receivable for portfolio shares issued	86	751	113	612
Receivable from investments sold	—	310	95	129
Variation margin receivable on futures contracts	—	—	1	—
Margin deposits	1,035	853	1,526	1,113
Dividends and interest receivable	920	1,226	553	772
Foreign tax reclaims receivable	1	2	45	50
Prepaid expenses	11	10	13	14

Total assets	649,604	910,519	821,605	1,144,839

LIABILITIES:
Unrealized depreciation on futures contracts	9	—	104	—
Payable for investments purchased	46	1,521	593	683
Payable for portfolio shares redeemed	21,026	6,511	24,516	11,894
Payable for collateral received on loaned securities	1,424	5,346	69	116
Variation margin payable on futures contracts	2	1	26	2
Advisory fees payable	217	299	211	276
Management fees payable	28	37	36	48
Administrative services fees payable	15	21	19	26
Trustee fees payable	8	10	9	11
Other accrued expenses	56	68	65	72

Total liabilities	22,831	13,814	25,648	13,128

NET ASSETS	$626,773	$896,705	$795,957	$1,131,711

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$31	$67	$36	$66
Additional paid-in capital	477,703	735,828	454,532	700,636
Accumulated net investment income	672	31	446	—
Accumulated net realized gain/(loss) from investment transactions	2,412	(3,114)	18,965	8,370
Net unrealized appreciation on investments	145,955	163,893	321,978	422,639

Net Assets	$626,773	$896,705	$795,957	$1,131,711

NET ASSETS:
HC Strategic Shares	$625,888	$895,142	$794,828	$1,129,626
HC Advisors Shares	885	1,563	1,129	2,085

Total	$626,773	$896,705	$795,957	$1,131,711

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	30,580	67,283	35,932	65,773
HC Advisors Shares	43	118	51	121

Total	30,623	67,401	35,983	65,894

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$20.47	$13.30	$22.12	$17.17

HC Advisors Shares	$20.46	$13.31	$22.08	$17.18

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
ASSETS:
Investments, at cost	$83,496	$117,738	$107,248	$687,881
Repurchase agreements, at value and cost	164	407	—	49,402
Unrealized appreciation	29,048	44,934	19,035	149,004

Investments, at value	112,708	163,079	126,283	886,287
Cash	39	21	31	478
Foreign currency, at value (Cost $0, $0, $5 and $8,135, respectively)	—	—	5	8,344
Swap agreements, at value	—	—	—	1,182
Unrealized appreciation on forward currency contracts	—	—	—	3
Unrealized appreciation on futures contracts	—	22	14	2,006
Receivable for portfolio shares issued	19	18	6	67
Receivable from investments sold	62	77	—	186
Variation margin receivable on futures contracts	1	—	—	25
Variation margin receivable on swap agreements	—	—	—	2
Margin deposits	551	250	327	1,944
Dividends and interest receivable	186	306	404	1,504
Foreign tax reclaims receivable	—	—	—	212
Prepaid expenses	4	3	4	10

Total assets	113,570	163,776	127,074	902,250

LIABILITIES:
Swap agreements, at value	—	—	—	87
Written options, at fair value (Premiums received $0, $0, $0 and $10, respectively	—	—	—	15
Unrealized depreciation on forward currency contracts	—	—	—	11
Unrealized depreciation on futures contracts	19	—	—	440
Payable for investments purchased	134	231	—	342
Payable for portfolio shares redeemed	8,655	1,189	1,230	3,128
Payable for collateral received on loaned securities	340	844	—	18,885
Payable to broker for futures collateral	—	—	—	342
Payable to broker for swap collateral	—	—	—	690
Variation margin payable on futures contracts	—	—	—	11
Variation margin payable on swap agreements	—	—	—	6
Accrued foreign capital gains tax	—	—	—	253
Advisory fees payable	74	81	184	134
Management fees payable	4	7	5	37
Administrative services fees payable	3	4	3	20
Trustee fees payable	2	1	1	11
Other accrued expenses	20	12	12	135

Total liabilities	9,251	2,369	1,435	24,547

NET ASSETS	$104,319	$161,407	$125,639	$877,703

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$4	$10	$43	$91
Additional paid-in capital	75,380	115,145	106,273	882,461
Accumulated net investment income/(distributions in excess of net investment income)	167	197	(148)	(1,575)
Accumulated net realized gain/(loss) from investment transactions	(261)	1,099	422	(154,334)
Net unrealized appreciation on investments	29,029	44,956	19,049	151,060

Net Assets	$104,319	$161,407	$125,639	$877,703

NET ASSETS:
HC Strategic Shares	$104,174	$161,164	$125,639	$876,472
HC Advisors Shares	145	243	—	1,231

Total	$104,319	$161,407	$125,639	$877,703

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	3,816	9,491	42,562	90,728
HC Advisors Shares	5	14	—	127

Total	3,821	9,505	42,562	90,855

Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$27.30	$16.98	$2.95	$9.66

HC Advisors Shares	$27.27	$16.98	$—	$9.66

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2.O. in the Notes to Financial Statements for basis of consolidation.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
ASSETS:
Investments, at cost	$136,056	$24,917	$1,110,740	$2,276,354
Repurchase agreements, at value and cost	—	2	6,092	18,778
Unrealized appreciation	24,870	6,048	228,591	407,649

Investments, at value	160,926	30,967	1,345,423	2,702,781
Cash	49	—	3	809
Foreign currency, at value (Cost $302, $64, $197 and $5,432, respectively)	306	65	199	5,494
Unrealized appreciation on futures contracts	—	—	313	1,399
Receivable for portfolio shares issued	—	—	25,303	558
Receivable from investments sold	—	—	10,855	1,599
Variation margin receivable on futures contracts	—	—	3	—
Margin deposits	—	—	2,065	3,458
Dividends and interest receivable	258	53	2,072	4,215
Foreign tax reclaims receivable	133	23	1,626	3,935
Prepaid expenses	3	—	19	32

Total assets	161,675	31,108	1,387,881	2,724,280

LIABILITIES:
Unrealized depreciation on forward currency contracts	—	—	19	3
Payable for investments purchased	—	—	828	2,260
Payable for portfolio shares redeemed	—	—	49,079	24,066
Payable for collateral received on loaned securities	—	3	12,640	38,961
Advisory fees payable	11	1	335	586
Management fees payable	7	1	58	114
Administrative services fees payable	4	1	31	62
Trustee fees payable	2	1	17	27
Fund accounting fees payable	8	12	9	10
Custodian fees payable	11	7	81	124
Other accrued expenses	22	12	125	156

Total liabilities	65	38	63,222	66,369

NET ASSETS	$161,610	$31,070	$1,324,659	$2,657,911

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$14	$2	$115	$239
Additional paid-in capital	138,343	24,684	1,113,691	2,271,975
Accumulated net investment income/(distributions in excess of net investment income)	(330)	(82)	9,804	(23,042)
Accumulated net realized gain/(loss) from investment transactions	(1,297)	416	(27,812)	(143)
Net unrealized appreciation on investments	24,880	6,050	228,861	408,882

Net Assets	$161,610	$31,070	$1,324,659	$2,657,911

NET ASSETS:
HC Strategic Shares	$161,609	$31,069	$1,322,309	$2,653,727
HC Advisors Shares	1	1	2,350	4,184

Total	$161,610	$31,070	$1,324,659	$2,657,911

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	13,931	2,406	114,724	238,213
HC Advisors Shares	—	—	204	376

Total	13,931	2,406	114,928	238,589

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$11.60	$12.91	$11.53	$11.14

HC Advisors Shares	$11.60	$12.92	$11.53	$11.13

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio
ASSETS:
Investments, at cost	$1,568,547	$92,856	$669,183	$214,287
Repurchase agreements, at value and cost	5,241	—	6,862	—
Unrealized appreciation	254,741	652	21,342	444

Investments, at value	1,828,529	93,508	697,387	214,731
Cash	756	—	35	—
Foreign currency, at value (Cost $5,865, $0, $0 and $0, respectively)	5,992	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Unrealized appreciation on futures contracts	2,550	—	100	—
Receivable for portfolio shares issued	245	178	110	1
Receivable from investments sold	2,575	1,342	—	5,350
Margin deposits	129	—	638	—
Dividends and interest receivable	3,781	461	7,210	1,179
Foreign tax reclaims receivable	10	—	—	—
TBA sale commitments receivable	—	415	—	—
Prepaid expenses	32	5	12	11

Total assets	1,844,599	95,909	705,492	221,272

LIABILITIES:
Payable to custodian	—	109	—	—
Swap agreements, at value	—	—	252	—
Written options, at fair value (Premiums received $0, $0, $46 and $0, respectively)	—	—	7	—
Distributions payable	—	181	—	82
Unrealized depreciation on future contracts	—	—	78	—
Payable for investments purchased	2,327	3,755	—	5,251
Payable for portfolio shares redeemed	16,091	19,388	11,355	11
Payable for collateral received on loaned securities	10,874	—	14,237	—
Accrued foreign capital gains tax	2,153	—	—	—
TBA sale commitments, at fair value	—	414	—	—
Advisory fees payable	1,087	5	338	11
Management fees payable	76	4	29	9
Administrative services fees payable	42	2	16	5
Trustee fees payable	17	1	6	2
Other accrued expenses	423	24	61	17

Total liabilities	33,090	23,883	26,379	5,388

NET ASSETS	$1,811,509	$72,026	$679,113	$215,884

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$93	$7	$97	$22
Additional paid-in capital	1,682,432	71,442	709,926	216,062
Accumulated net investment income/(distributions in excess of net investment income)	(21,547)	(17)	40	(3)
Accumulated net realized loss from investment transactions	(104,749)	(59)	(52,307)	(641)
Net unrealized appreciation on investments	255,280	653	21,357	444

Net Assets	$1,811,509	$72,026	$679,113	$215,884

NET ASSETS:
HC Strategic Shares	$1,808,701	$68,940	$678,295	$215,884
HC Advisors Shares	2,808	3,086	818	—

Total	$1,811,509	$72,026	$679,113	$215,884

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	92,559	7,022	97,232	22,054
HC Advisors Shares	144	314	118	—

Total	92,703	7,336	97,350	22,054

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$19.54	$9.81	$6.97	$9.79

HC Advisors Shares	$19.54	$9.81	$6.97	$—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio
ASSETS:
Investments, at cost	$373,724	$260,412	$215,384	$17,111
Unrealized appreciation/(depreciation)	6,443	4,916	(79)	(72)

Investments, at value	380,167	265,328	215,305	17,039
Receivable for portfolio shares issued	—	1	1	—
Receivable from investments sold	4,354	110	4,220	—
Dividends and interest receivable	1,120	2,402	478	231
TBA sale commitments receivable	—	—	1,635	—
Prepaid expenses	16	10	9	6

Total assets	385,657	267,851	221,648	17,276

LIABILITIES:
Distributions payable	619	155	111	—
Payable for investments purchased	4,332	1,307	28,646	—
Payable for portfolio shares redeemed	4,907	16	16	2
TBA sale commitments, at fair value	—	—	1,634	—
Income payable on TBA sale commitments	—	—	3	—
Advisory fees payable	12	15	9	2
Management fees payable	16	11	8	1
Administrative services fees payable	9	6	4	—
Trustee fees payable	4	2	1	—
Other accrued expenses	25	18	22	2

Total liabilities	9,924	1,530	30,454	7

NET ASSETS	$375,733	$266,321	$191,194	$17,269

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$37	$26	$20	$2
Additional paid-in capital	370,466	260,892	199,604	17,356
Accumulated net investment income/(distributions in excess of net investment income)	(6)	(19)	(515)	(14)
Accumulated net realized gain/(loss) from investment transactions	(1,207)	506	(7,837)	(3)
Net unrealized appreciation/(depreciation) on investments	6,443	4,916	(78)	(72)

Net Assets	$375,733	$266,321	$191,194	$17,269

NET ASSETS:
HC Strategic Shares	$375,732	$266,321	$191,194	$17,269
HC Advisors Shares	1	—	—	—

Total	$375,733	$266,321	$191,194	$17,269

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	37,207	26,409	20,027	1,763
HC Advisors Shares	—	—	—	—

Total	37,207	26,409	20,027	1,763

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.10	$10.08	$9.55	$9.79

HC Advisors Shares	$10.10	$—	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (concluded)

As of December 31, 2017 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost	$393,159	$75,370
Unrealized appreciation/(depreciation)	(1,859)	1,643

Investments, at value	391,300	77,013
Receivable for portfolio shares issued	162	42
Dividends and interest receivable	4,672	902
Prepaid expenses	6	2

Total assets	396,140	77,959

LIABILITIES:
Distributions payable	54	12
Payable for portfolio shares redeemed	202	27
Advisory fees payable	156	8
Management fees payable	17	3
Administrative services fees payable	9	2
Trustee fees payable	4	1
Other accrued expenses	32	7

Total liabilities	474	60

NET ASSETS	$395,666	$77,899

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$40	$8
Additional paid-in capital	399,024	76,236
Accumulated net investment income/(distributions in excess of net investment income)	(80)	(18)
Accumulated net realized gain/(loss) from investment transactions	(1,459)	30
Net unrealized appreciation/(depreciation) on investments	(1,859)	1,643

Net Assets	$395,666	$77,899

NET ASSETS:
HC Strategic Shares	$394,225	$77,524
HC Advisors Shares	1,441	375

Total	$395,666	$77,899

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	39,494	7,583
HC Advisors Shares	144	37

Total	39,638	7,620

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$9.98	$10.22

HC Advisors Shares	$9.98	$10.22

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations

For the Six Months Ended December 31, 2017 (Unaudited)

(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$13	$24	$55	$40
Dividends (net of foreign withholding tax of $0, $10, $0 and $0, respectively)	7,495	9,569	4,763	6,749
Income from securities lending (net of fees of $13, $16, $6 and $6, respectively)	52	63	21	26

Total Investment Income	7,560	9,656	4,839	6,815

EXPENSES:
Advisory fees	517	697	773	942
Management fees	158	211	205	274
Administrative services fees	89	118	113	150
Distribution fees – HC Advisors Shares	1	2	1	3
Professional fees	40	53	51	70
Transfer agent fees	8	10	10	14
Compliance service fees	5	7	7	9
Custodian fees	28	35	34	45
Registration and filing fees	11	11	11	12
Trustee fees	19	25	25	33
Other	32	37	36	40

Total expenses before waivers and expenses paid indirectly	908	1,206	1,266	1,592
Less: Distribution fees waived – HC Advisors Shares	(1)	(2)	(1)	(3)
Expenses paid indirectly	(13)	(22)	(7)	(7)

Net Expenses	894	1,182	1,258	1,582

Net Investment Income	6,666	8,474	3,581	5,233

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions and foreign currency translations	23,213	14,121	38,240	33,800
Net realized gains/(losses) from futures transactions	1,024	4,948	1,722	1,339

Net realized gains/(losses) from investments, futures	24,237	19,069	39,962	35,139
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations	33,010	54,371	43,548	76,186
Change in unrealized appreciation/(depreciation) on futures	225	498	312	293

Change in unrealized appreciation/(depreciation) on investments, futures	33,235	54,869	43,860	76,479

Net realized/unrealized gains/(losses) from investments, futures transactions	57,472	73,938	83,822	111,618

Change in net assets resulting from operations	$64,138	$82,412	$87,403	$116,851

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

(Amounts in thousands)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
INVESTMENT INCOME:
Interest	$9	$12	$2	$932
Dividends (net of foreign withholding tax of $1, $1, $0 and $834, respectively)	692	1,026	1,565	9,863
Income from securities lending (net of fees of $5, $11, $0 and $24, respectively)	20	41	—	94

Total Investment Income	721	1,079	1,567	10,889

EXPENSES:
Advisory fees	349	463	376	993
Management fees	28	38	31	208
Administrative services fees	18	23	17	129
Distribution fees – HC Advisors Shares	—	—	—	1
Professional fees	10	11	7	58
Transfer agent fees	2	2	1	10
Compliance service fees	1	1	1	7
Custodian fees	12	13	7	107
Registration and filing fees	11	12	13	11
Trustee fees	4	5	4	25
Other	15	6	5	62

Total expenses before waivers and expenses paid indirectly	450	574	462	1,611
Less: Expenses waived by Specialist Manager	—	—	—	(102)
Distribution fees waived – HC Advisors Shares	—	—	—	(1)
Expenses paid indirectly	(5)	(1)	—	(1)

Net Expenses	445	573	462	1,507

Net Investment Income	276	506	1,105	9,382

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions and foreign currency translations	6,329	6,392	1,387	6,556
Net realized gains/(losses) from futures transactions	182	351	257	5,786
Net realized gains/(losses) from options and swaptions transactions	—	—	—	28
Net realized gains/(losses) from swap transactions	—	—	—	1,031
Net realized gains/(losses) from forward currency contracts	—	—	—	24

Net realized gains/(losses) from investments, futures, options and swaptions, swap transactions, and forward currency contracts	6,511	6,743	1,644	13,425
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations	2,028	5,399	(693)	96,690
Change in unrealized appreciation/(depreciation) on futures	1	43	33	1,257
Change in unrealized appreciation/(depreciation) on options and swaptions	—	—	—	1
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	680
Change in unrealized appreciation/(depreciation) on forward currency contracts	—	—	—	(14)

Change in unrealized appreciation/(depreciation) on investments, futures, written options, swap transactions, and foreign currency translations	2,029	5,442	(660)	98,614

Net realized/unrealized gains/(losses) from investments, futures transactions, written options, swap transactions, and foreign currency transactions	8,540	12,185	984	112,039

Change in net assets resulting from operations	$8,816	$12,691	$2,089	$121,421

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2.O. in the Notes to Financial Statements for basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

(Amounts in thousands)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
INVESTMENT INCOME:
Interest	$—	$—	$43	$66
Dividends (net of foreign withholding tax of $114, $23, $1,339 and $2,721, respectively)	1,822	350	15,663	33,635
Income from securities lending (net of fees of $0, $0, $37 and $73, respectively)	—	—	121	260

Total Investment Income	1,822	350	15,827	33,961

EXPENSES:
Advisory fees	98	17	1,913	3,352
Management fees	39	7	325	649
Administrative services fees	35	18	193	375
Distribution fees – HC Advisors Shares	—	—	3	5
Professional fees	14	6	83	166
Transfer agent fees	2	—	16	32
Compliance service fees	1	—	10	21
Custodian fees	16	7	150	291
Registration and filing fees	16	—	11	11
Trustee fees	4	1	37	76
Other	9	6	102	134

Total expenses before waivers and expenses paid indirectly	234	62	2,843	5,112
Less: Distribution fees waived – HC Advisors Shares	—	—	(3)	(5)
Expenses paid indirectly	—	—	(5)	(8)
Expenses waived and/or reimbursed by Advisor	—	(16)	—	—

Net Expenses	234	46	2,835	5,099

Net Investment Income	1,588	304	12,992	28,862

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions and foreign currency translations	1,205	400	21,385	44,550
Net realized gains/(losses) from futures transactions	65	—	1,914	9,312
Net realized gains/(losses) from forward currency contracts	3	1	(3)	59

Net realized gains/(losses) from investments, futures, and forward currency contracts	1,273	401	23,296	53,921
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations	12,401	2,470	89,007	155,670
Change in unrealized appreciation/(depreciation) on futures	—	—	(97)	539
Change in unrealized appreciation/(depreciation) on forward currency contracts	—	—	(19)	(3)

Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	12,401	2,470	88,891	156,206

Net realized/unrealized gains/(losses) from investments, futures transactions, and foreign currency transactions	13,674	2,871	112,187	210,127

Change in net assets resulting from operations	$15,262	$3,175	$125,179	$238,989

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

(Amounts in thousands)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$47	$1,076	$18,612	$2,047
Dividends (net of foreign withholding tax of $3,344, $0, $0 and $0, respectively)	24,771	37	1,362	—
Income from securities lending (net of fees of $41, $0, $39 and $0, respectively)	162	—	153	—

Total Investment Income	24,980	1,113	20,127	2,047

EXPENSES:
Advisory fees	4,043	29	1,076	63
Management fees	452	23	174	54
Administrative services fees	261	60	116	45
Distribution fees – HC Advisors Shares	4	4	1	—
Professional fees	137	6	40	13
Transfer agent fees	23	1	8	3
Compliance service fees	16	1	5	2
Custodian fees	925	9	42	9
Registration and filing fees	4	6	7	4
Trustee fees	56	3	19	6
Other	76	6	24	8

Total expenses before waivers and expenses paid indirectly	5,997	148	1,512	207
Less: Distribution fees waived – HC Advisors Shares	(4)	(4)	(1)	—
Expenses paid indirectly	(7)	—	—	—

Net Expenses	5,986	144	1,511	207

Net Investment Income	18,994	969	18,616	1,840

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions and foreign currency translations	34,758	235	5,154	(108)
Net realized gains/(losses) from futures transactions	5,808	—	(169)	—
Net realized gains/(losses) from options and swaptions transactions	—	—	(308)	—
Net realized gains/(losses) from swap transactions	—	—	(18)	—
Net realized gains/(losses) from forward currency contracts	98	—	—	—

Net realized gains/(losses) from investments, futures, options and swaptions, swap transactions, and forward currency contracts	40,664	235	4,659	(108)
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations (net of deferred foreign tax)	133,153	(14)	(362)	(1,060)
Change in unrealized appreciation/(depreciation) on futures	2,768	—	7	—
Change in unrealized appreciation/(depreciation) on options and swaptions	—	—	(42)	—
Change in unrealized appreciation/(depreciation) on swaps	—	—	(50)	—

Change in unrealized appreciation/(depreciation) on investments, futures, written options, and foreign currency translations	135,921	(14)	(447)	(1,060)

Net realized/unrealized gains/(losses) from investments, futures transactions, written options, swap transactions, and foreign currency transactions	176,585	221	4,212	(1,168)

Change in net assets resulting from operations	$195,579	$1,190	$22,828	$672

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2017 (Unaudited)

(Amounts in thousands)

	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio
INVESTMENT INCOME:
Interest	$3,777	$3,859	$2,166	$125
Dividends	80	—	—	—

Total Investment Income	3,857	3,859	2,166	125

EXPENSES:
Advisory fees	72	88	53	11
Management fees	94	66	47	4
Administrative services fees	52	44	67	6
Distribution fees – HC Advisors Shares	—	—	—	—
Professional fees	23	16	12	1
Transfer agent fees	5	3	2	—
Compliance service fees	3	2	2	—
Custodian fees	15	11	11	1
Registration and filing fees	9	5	4	5
Trustee fees	11	8	6	1
Other	13	9	8	2

Total expenses before waivers	297	252	212	31
Less: Distribution fees waived – HC Advisors Shares	—	—	—	—

Net Expenses	297	252	212	31

Net Investment Income	3,560	3,607	1,954	94

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	(178)	1,327	9	—

Change in unrealized appreciation/(depreciation) on investments	4,243	1,103	(285)	(121)

Net realized/unrealized gains/(losses) from investments	4,065	2,430	(276)	(121)

Change in net assets resulting from operations	$7,625	$6,037	$1,678	$(27)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (concluded)

For the Six Months Ended December 31, 2017 (Unaudited)

(Amounts in thousands)

	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$4,301	$905

Total Investment Income	4,301	905

EXPENSES:
Advisory fees	312	46
Management fees	99	19
Administrative services fees	67	16
Distribution fees – HC Advisors Shares	2	—
Professional fees	23	5
Transfer agent fees	5	1
Compliance service fees	3	1
Custodian fees	14	4
Registration and filing fees	9	9
Trustee fees	11	2
Other	12	3

Total expenses before waivers	557	106
Less: Distribution fees waived – HC Advisors Shares	(2)	—

Net Expenses	555	106

Net Investment Income	3,746	799

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	642	31

Change in unrealized appreciation/(depreciation) on investments	(4,297)	(545)

Net realized/unrealized gains/(losses) from investments	(3,655)	(514)

Change in net assets resulting from operations	$91	$285

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Operations:
Net investment income	$6,666	$13,490	$8,474	$15,723	$3,581	$7,552
Net realized gains/(losses) from investments, futures	24,237	31,334	19,069	81,872	39,962	40,790
Change in unrealized appreciation/(depreciation) from investments, futures	33,235	50,048	54,869	21,447	43,860	88,001

Change in net assets resulting from operations	64,138	94,872	82,412	119,042	87,403	136,343

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(6,484)	(13,041)	(8,952)	(15,089)	(3,230)	(7,522)
HC Advisors Shares	(9)	(18)	(16)	(30)	(5)	(11)
Net realized gains/(losses) from investments, futures:
HC Strategic Shares	(28,142)	(22,077)	(54,372)	(38,357)	(38,337)	(44,277)
HC Advisors Shares	(40)	(30)	(102)	(83)	(54)	(63)

Change in net assets resulting from distributions	(34,675)	(35,166)	(63,442)	(53,559)	(41,626)	(51,873)

HC Strategic Shares
Proceeds from shares issued	$2,254	$15,134	$67,314	$124,538	$2,245	$19,925
Proceeds from reinvestment of dividends	31,042	30,156	63,118	53,180	36,632	44,844
Cost of shares redeemed	(49,337)	(75,487)	(51,370)	(153,268)	(76,325)	(126,326)
Cost of shares redeemed in redemption in-kind(a)	—	—	—	(204,698)	—	—

Change in net assets from HC Strategic Shares of beneficial interest	(16,041)	(30,197)	79,062	(180,248)	(37,448)	(61,557)

HC Advisors Shares
Proceeds from shares issued	14	70	68	91	—	70
Cost of shares redeemed	(16)	(90)	(35)	(150)	(53)	(157)

Change in net assets from HC Advisors Shares of beneficial interest	(2)	(20)	33	(59)	(53)	(87)

Change in net assets from shares of beneficial interest	$(16,043)	$(30,217)	$79,095	$(180,307)	$(37,501)	$(61,644)

Change in net assets	13,420	29,489	98,065	(114,824)	8,276	22,826
Net Assets:
Beginning of period	613,353	583,864	798,640	913,464	787,681	764,855

End of period	$626,773	$613,353	$896,705	$798,640	$795,957	$787,681

Accumulated net investment income	$672	$499	$31	$525	$446	$100
Share Transactions:
HC Strategic Shares
Issued	113	790	4,991	9,831	102	1,035
Reinvested	1,518	1,573	4,736	4,161	1,647	2,386
Redeemed	(2,420)	(3,943)	(3,800)	(12,145)	(3,455)	(6,442)
Redeemed in redemption in-kind	—	—	—	(16,548)	—	—

Change in HC Strategic Shares	(789)	(1,580)	5,927	(14,701)	(1,706)	(3,021)

HC Advisors Shares
Issued	1	4	6	7	—	4
Redeemed	(2)	(5)	(3)	(12)	(3)	(8)

Change in HC Advisors Shares	(1)	(1)	3	(5)	(3)	(4)

Total change in shares	(790)	(1,581)	5,930	(14,706)	(1,709)	(3,025)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization– Mid Capitalization Equity Portfolio		The Institutional Small Capitalization– Mid Capitalization Equity Portfolio
	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Operations:
Net investment income	$5,233	$10,543	$276	$94	$506	$194
Net realized gains/(losses) from investments, futures	35,139	74,059	6,511	10,069	6,743	22,734
Change in unrealized appreciation/(depreciation) from investments, futures	76,479	100,065	2,029	9,023	5,442	3,722

Change in net assets resulting from operations	116,851	184,667	8,816	19,186	12,691	26,650

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(5,335)	(10,527)	(109)	(136)	(303)	(223)
HC Advisors Shares	(10)	(21)	—	—	—	—
Net realized gains/(losses) from investments, futures:
HC Strategic Shares	(42,580)	(69,792)	—	—	(13,508)	(2,340)
HC Advisors Shares	(82)	(151)	—	—	(23)	(4)

Change in net assets resulting from distributions	(48,007)	(80,491)	(109)	(136)	(13,834)	(2,567)

HC Strategic Shares
Proceeds from shares issued	$75,717	$102,997	$1,525	$3,472	$13,784	$19,283
Proceeds from reinvestment of dividends	47,356	78,013	92	112	13,739	2,521
Cost of shares redeemed	(96,453)	(242,143)	(13,535)	(13,539)	(9,211)	(35,767)
Cost of shares redeemed in redemption in-kind(a)	—	(291,050)	—	—	—	(58,339)

Change in net assets from HC Strategic Shares of beneficial interest	26,620	(352,183)	(11,918)	(9,955)	18,312	(72,302)

HC Advisors Shares
Proceeds from shares issued	11	110	—	7	7	11
Cost of shares redeemed	(66)	(205)	(6)	(22)	(12)	(37)

Change in net assets from HC Advisors Shares of beneficial interest	(55)	(95)	(6)	(15)	(5)	(26)

Change in net assets from shares of beneficial interest	$26,565	$(352,278)	$(11,924)	$(9,970)	$18,307	$(72,328)

Change in net assets	95,409	(248,102)	(3,217)	9,080	17,164	(48,245)
Net Assets:
Beginning of period	1,036,302	1,284,404	107,536	98,456	144,243	192,488

End of period	$1,131,711	$1,036,302	$104,319	$107,536	$161,407	$144,243

Accumulated net investment income/(distributions in excess of net investment income)	$—	$112	$167	$—	$197	$(6)
Share Transactions:
HC Strategic Shares
Issued	4,404	6,738	58	143	773	1,189
Reinvested	2,743	5,372	3	5	807	154
Redeemed	(5,621)	(15,660)	(501)	(564)	(522)	(2,271)
Redeemed in redemption in-kind	—	(18,863)	—	—	—	(3,831)

Change in HC Strategic Shares	1,526	(22,413)	(440)	(416)	1,058	(4,759)

HC Advisors Shares
Issued	—	8	—	—	—	1
Redeemed	(4)	(13)	—	(1)	(1)	(2)

Change in HC Advisors Shares	(4)	(5)	—	(1)	(1)	(1)

Total change in shares	1,522	(22,418)	(440)	(417)	1,057	(4,760)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Real Estate Securities Portfolio		The Commodity Returns Strategy Portfolio(a)		The ESG Growth Portfolio
	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Operations:
Net investment income	$1,105	$1,402	$9,382	$17,155	$1,588	$3,609
Net realized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions	1,644	12,554	13,425	47,964	1,273	39
Change in unrealized appreciation/(depreciation) from investments, futures, written options, swap transactions, and foreign currency transactions	(660)	(13,259)	98,614	28,689	12,401	17,486

Change in net assets resulting from operations	2,089	697	121,421	93,808	15,262	21,134

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(1,537)	(1,360)	(14,645)	(15,525)	(1,939)	(3,827)
HC Advisors Shares	—	—	(21)	(25)	—	—
Net realized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions:
HC Strategic Shares	(3,668)	(10,727)	—	—	—	—

Change in net assets resulting from distributions	(5,205)	(12,087)	(14,666)	(15,550)	(1,939)	(3,827)

HC Strategic Shares
Proceeds from shares issued	$6,715	$32,836	$23,003	$54,265	$12	$11,630
Proceeds from reinvestment of dividends	5,102	11,943	12,493	13,209	541	995
Cost of shares redeemed	(6,856)	(35,530)	(30,441)	(491,877)	(910)	(2,614)
Cost of shares redeemed in redemption in-kind(b)	—	(25,577)	—	—	—	—

Change in net assets from HC Strategic Shares of beneficial interest	4,961	(16,328)	5,055	(424,403)	(357)	10,011

HC Advisors Shares
Proceeds from shares issued	—	—	83	11	—	—
Cost of shares redeemed	—	—	(76)	(402)	—	—

Change in net assets from HC Advisors Shares of beneficial interest	—	—	7	(391)	—	—

Change in net assets from shares of beneficial interest	$4,961	$(16,328)	$5,062	$(424,794)	$(357)	$10,011

Change in net assets	1,845	(27,718)	111,817	(346,536)	12,966	27,318
Net Assets:
Beginning of period	123,794	151,512	765,886	1,112,422	148,644	121,326

End of period	$125,639	$123,794	$877,703	$765,886	$161,610	$148,644

Accumulated net investment income/(distributions in excess of net investment income)	$(148)	$284	$(1,575)	$(462)	$(330)	$21
Share Transactions:
HC Strategic Shares
Issued	2,222	10,670	2,520	6,369	1	1,134
Reinvested	1,723	4,162	1,323	1,566	48	96
Redeemed	(2,277)	(11,235)	(3,269)	(59,033)	(82)	(260)
Redeemed in redemption in-kind	—	(7,435)	—	—	—	—

Change in HC Strategic Shares	1,668	(3,838)	574	(51,098)	(33)	970

HC Advisors Shares
Issued	—	—	10	1	—	—
Redeemed	—	—	(9)	(47)	—	—

Change in HC Advisors Shares	—	—	1	(46)	—	—

Total change in shares	1,668	(3,838)	575	(51,144)	(33)	970

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. Please see Note 2.O. in the Notes to Financial Statements for basis of consolidation.

(b)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Catholic SRI Growth Portfolio		The International Equity Portfolio		The Institutional International Equity Portfolio
	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Operations:
Net investment income	$304	$674	$12,992	$33,130	$28,862	$64,841
Net realized gains/(losses) from investments, futures, and foreign currency transactions	401	701	23,296	22,097	53,921	(7,740)
Change in unrealized appreciation/(depreciation) from investments, futures	2,470	2,509	88,891	158,821	156,206	381,285

Change in net assets resulting from operations	3,175	3,884	125,179	214,048	238,989	438,386

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(384)	(735)	(3,031)	(34,041)	(55,353)	(67,741)
HC Advisors Shares	—	—	(5)	(63)	(88)	(112)
Net realized gains/(losses) from investments, futures, and foreign currency transactions:
HC Strategic Shares	(719)	(536)	—	—	(3,589)	—
HC Advisors Shares	—	—	—	—	(6)	—

Change in net assets resulting from distributions	(1,103)	(1,271)	(3,036)	(34,104)	(59,036)	(67,853)

HC Strategic Shares
Proceeds from shares issued	$122	$4,766	$33,094	$169,035	$140,375	$247,963
Proceeds from reinvestment of dividends	1,103	1,271	2,729	30,331	49,316	56,336
Cost of shares redeemed	(220)	(982)	(69,573)	(309,892)	(168,232)	(248,501)
Cost of shares redeemed in redemption in-kind(a)	—	—	—	—	—	(559,861)

Change in net assets from HC Strategic Shares of beneficial interest	1,005	5,055	(33,750)	(110,526)	21,459	(504,063)

HC Advisors Shares
Proceeds from shares issued	—	—	1	77	69	233
Cost of shares redeemed	—	—	(91)	(166)	(157)	(412)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	(90)	(89)	(88)	(179)

Change in net assets from shares of beneficial interest	$1,005	$5,055	$(33,840)	$(110,615)	$21,371	$(504,242)

Change in net assets	3,077	7,668	88,303	69,329	201,324	(133,709)
Net Assets:
Beginning of period	27,993	20,325	1,236,356	1,167,027	2,456,587	2,590,296

End of period	$31,070	$27,993	$1,324,659	$1,236,356	$2,657,911	$2,456,587

Accumulated net investment income/(distributions in excess of net investment income)	$(82)	$(2)	$9,804	$(152)	$(23,042)	$3,537
Share Transactions:
HC Strategic Shares
Issued	10	410	2,979	18,007	12,761	25,832
Reinvested	86	111	238	2,916	4,434	5,527
Redeemed	(18)	(83)	(6,235)	(32,676)	(15,292)	(25,848)
Redeemed in redemption in-kind	—	—	—	—	—	(60,921)

Change in HC Strategic Shares	78	438	(3,018)	(11,753)	1,903	(55,410)

HC Advisors Shares
Issued	—	—	—	8	7	25
Redeemed	—	—	(8)	(17)	(15)	(42)

Change in HC Advisors Shares	—	—	(8)	(9)	(8)	(17)

Total change in shares	78	438	(3,026)	(11,762)	1,895	(55,427)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Emerging Markets Portfolio		The Core Fixed Income Portfolio		The Fixed Income Opportunity Portfolio
	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Operations:
Net investment income	$18,994	$34,948	$969	$1,747	$18,616	$36,557
Net realized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions	40,664	(13,102)	235	(18)	4,659	4,774
Change in unrealized appreciation/(depreciation) from investments, futures, written options, and foreign currency transactions	135,921	326,926	(14)	(1,718)	(447)	30,043

Change in net assets resulting from operations	195,579	348,772	1,190	11	22,828	71,374

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(37,919)	(41,803)	(978)	(1,883)	(20,119)	(36,065)
HC Advisors Shares	(59)	(61)	(34)	(58)	(24)	(54)

Change in net assets resulting from distributions	(37,978)	(41,864)	(1,012)	(1,941)	(20,143)	(36,119)

HC Strategic Shares
Proceeds from shares issued	$67,886	$125,040	$5,864	$12,461	$31,421	$54,946
Proceeds from reinvestment of dividends	32,032	31,831	975	1,878	17,583	31,388
Cost of shares redeemed	(223,957)	(521,553)	(23,723)	(13,578)	(47,071)	(109,003)
Cost of shares redeemed in redemption in-kind(a)	—	—	—	—	—	(123,294)

Change in net assets from HC Strategic Shares of beneficial interest	(124,039)	(364,682)	(16,884)	761	1,933	(145,963)

HC Advisors Shares
Proceeds from shares issued	43	126	198	565	43	21
Cost of shares redeemed	(108)	(260)	(61)	(193)	(18)	(290)

Change in net assets from HC Advisors Shares of beneficial interest	(65)	(134)	137	372	25	(269)

Change in net assets from shares of beneficial interest	$(124,104)	$(364,816)	$(16,747)	$1,133	$1,958	$(146,232)

Change in net assets	33,497	(57,908)	(16,569)	(797)	4,643	(110,977)
Net Assets:
Beginning of period	1,778,012	1,835,920	88,595	89,392	674,470	785,447

End of period	$1,811,509	$1,778,012	$72,026	$88,595	$679,113	$674,470

Accumulated net investment income/(distributions in excess of net investment income)	$(21,547)	$(2,563)	$(17)	$26	$40	$1,567
Share Transactions:
HC Strategic Shares
Issued	3,548	7,507	596	1,273	4,474	7,981
Reinvested	1,658	2,075	99	191	2,521	4,611
Redeemed	(11,727)	(31,504)	(2,417)	(1,387)	(6,709)	(15,959)
Redeemed in redemption in-kind	—	—	—	—	—	(18,105)

Change in HC Strategic Shares	(6,521)	(21,922)	(1,722)	77	286	(21,472)

HC Advisors Shares
Issued	2	8	20	58	6	3
Redeemed	(5)	(16)	(7)	(19)	(2)	(42)

Change in HC Advisors Shares	(3)	(8)	13	39	4	(39)

Total change in shares	(6,524)	(21,930)	(1,709)	116	290	(21,511)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Government Fixed Income Securities Portfolio		The Inflation Protected Securities Portfolio		The U.S. Corporate Fixed Income Securities Portfolio
	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Operations:
Net investment income	$1,840	$3,142	$3,560	$8,318	$3,607	$6,602
Net realized gains/(losses) from investments	(108)	821	(178)	3,832	1,327	1,333
Change in unrealized appreciation/(depreciation) from investments	(1,060)	(7,898)	4,243	(14,671)	1,103	(3,463)

Change in net assets resulting from operations	672	(3,935)	7,625	(2,521)	6,037	4,472

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(1,886)	(3,151)	(5,222)	(9,596)	(3,742)	(6,639)
Net realized gains/(losses) from investments:
HC Strategic Shares	—	(2,142)	—	—	(856)	(675)

Change in net assets resulting from distributions	(1,886)	(5,293)	(5,222)	(9,596)	(4,598)	(7,314)

HC Strategic Shares
Proceeds from shares issued	$12,568	$31,031	$25,052	$53,079	$15,429	$24,763
Proceeds from reinvestment of dividends	1,501	4,634	4,603	8,536	3,855	5,980
Cost of shares redeemed	(12,566)	(52,637)	(18,322)	(31,326)	(9,310)	(62,324)
Cost of shares redeemed in redemption in-kind(a)	—	—	—	(149,328)	—	—

Change in net assets from HC Strategic Shares of beneficial interest	1,503	(16,972)	11,333	(119,039)	9,974	(31,581)

Change in net assets	289	(26,200)	13,736	(131,156)	11,413	(34,423)
Net Assets:
Beginning of period	215,595	241,795	361,997	493,153	254,908	289,331

End of period	$215,884	$215,595	$375,733	$361,997	$266,321	$254,908

Accumulated net investment income/(distributions in excess of net investment income)	$(3)	$43	$(6)	$1,656	$(19)	$116
Share Transactions:
HC Strategic Shares
Issued	1,278	3,136	2,470	5,229	1,527	2,485
Reinvested	153	471	456	841	382	599
Redeemed	(1,276)	(5,194)	(1,806)	(3,040)	(923)	(6,148)
Redeemed in redemption in-kind	—	—	—	(14,345)	—	—

Change in HC Strategic Shares	155	(1,587)	1,120	(11,315)	986	(3,064)

Total change in shares	155	(1,587)	1,120	(11,315)	986	(3,064)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio
	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Operations:
Net investment income	$1,954	$3,431	$94	$190	$3,746	$7,587
Net realized gains/(losses) from investments	9	433	—	(1)	642	2,048
Change in unrealized appreciation/(depreciation) from investments	(285)	(4,556)	(121)	(173)	(4,297)	(8,782)

Change in net assets resulting from operations	1,678	(692)	(27)	16	91	853

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(2,534)	(4,771)	(103)	(186)	(3,953)	(7,564)
HC Advisors Shares	—	—	—	—	(15)	(28)

Change in net assets resulting from distributions	(2,534)	(4,771)	(103)	(186)	(3,968)	(7,592)

HC Strategic Shares
Proceeds from shares issued	$12,801	$20,065	$326	$211	$20,256	$22,340
Proceeds from reinvestment of dividends	2,023	3,790	103	186	3,721	7,067
Cost of shares redeemed	(6,608)	(30,213)	(818)	(1,104)	(11,022)	(43,861)
Cost of shares redeemed in redemption in-kind(a)	—	(13,314)	—	—	—	—

Change in net assets from HC Strategic Shares of beneficial interest	8,216	(19,672)	(389)	(707)	12,955	(14,454)

HC Advisors Shares
Proceeds from shares issued	—	—	—	—	47	123
Cost of shares redeemed	—	—	—	—	(29)	(62)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	—	18	61

Change in net assets from shares of beneficial interest	$8,216	$(19,672)	$(389)	$(707)	$12,973	$(14,393)

Change in net assets	7,360	(25,135)	(519)	(877)	9,096	(21,132)
Net Assets:
Beginning of period	183,834	208,969	17,788	18,665	386,570	407,702

End of period	$191,194	$183,834	$17,269	$17,788	$395,666	$386,570

Accumulated net investment income/(distributions in excess of net investment income)	$(515)	$65	$(14)	$(5)	$(80)	$142
Share Transactions:
HC Strategic Shares
Issued	1,333	2,078	33	21	2,009	2,220
Reinvested	211	391	10	19	370	702
Redeemed	(689)	(3,093)	(83)	(111)	(1,091)	(4,361)
Redeemed in redemption in-kind	—	(1,346)	—	—	—	—

Change in HC Strategic Shares	855	(1,970)	(40)	(71)	1,288	(1,439)

HC Advisors Shares
Issued	—	—	—	—	4	13
Redeemed	—	—	—	—	(3)	(6)

Change in HC Advisors Shares	—	—	—	—	1	7

Total change in shares	855	(1,970)	(40)	(71)	1,289	(1,432)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	See Note 8. in the Notes to Financial Statements.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (concluded)

(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017
Operations:
Net investment income	$799	$1,562
Net realized gains/(losses) from investments	31	4
Change in unrealized appreciation/(depreciation) from investments	(545)	(1,926)

Change in net assets resulting from operations	285	(360)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(823)	(1,550)
HC Advisors Shares	(4)	(9)
Net realized gains/(losses) from investments:
HC Strategic Shares	(3)	(97)
HC Advisors Shares	—	(1)

Change in net assets resulting from distributions	(830)	(1,657)

HC Strategic Shares
Proceeds from shares issued	$5,370	$7,701
Proceeds from reinvestment of dividends	768	1,532
Cost of shares redeemed	(2,235)	(8,212)

Change in net assets from HC Strategic Shares of beneficial interest	3,903	1,021

HC Advisors Shares
Proceeds from shares issued	13	38
Cost of shares redeemed	(7)	(62)

Change in net assets from HC Advisors Shares of beneficial interest	6	(24)

Change in net assets from shares of beneficial interest	$3,909	$997

Change in net assets	3,364	(1,020)
Net Assets:
Beginning of period	74,535	75,555

End of period	$77,899	$74,535

Accumulated net investment income/(distributions in excess of net investment income)	$(18)	$10
Share Transactions:
HC Strategic Shares
Issued	522	748
Reinvested	75	148
Redeemed	(217)	(794)

Change in HC Strategic Shares	380	102

HC Advisors Shares
Issued	2	3
Redeemed	(1)	(6)

Change in HC Advisors Shares	1	(3)

Total change in shares	381	99

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

(This page intentionally left blank.)

HC CAPITAL TRUST

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Value Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$19.53	$0.21		$1.86	$2.07	$(0.21)	$(0.92)	$(1.13)
Year Ended June 30, 2017	17.70	0.42		2.51	2.93	(0.41)	(0.69)	(1.10)
Year Ended June 30, 2016	18.46	0.41		(0.02)	0.39	(0.41)	(0.74)	(1.15)
Year Ended June 30, 2015	17.88	0.36		0.58	0.94	(0.36)	—	(0.36)
Year Ended June 30, 2014	14.94	0.42		2.94	3.36	(0.42)	—	(0.42)
Year Ended June 30, 2013	12.22	0.38		2.69	3.07	(0.35)	—	(0.35)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$19.52	$0.22		$1.85	$2.07	$(0.21)	$(0.92)	$(1.13)
Year Ended June 30, 2017	17.69	0.42		2.51	2.93	(0.41)	(0.69)	(1.10)
Year Ended June 30, 2016	18.46	0.44		(0.06)	0.38	(0.41)	(0.74)	(1.15)
Year Ended June 30, 2015	17.88	0.36		0.58	0.94	(0.36)	—	(0.36)
Year Ended June 30, 2014	14.94	0.43		2.93	3.36	(0.42)	—	(0.42)
Year Ended June 30, 2013	12.22	0.35		2.72	3.07	(0.35)	—	(0.35)
The Institutional Value Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$12.99	$0.13		$1.19	$1.32	$(0.14)	$(0.87)	$(1.01)
Year Ended June 30, 2017	11.99	0.27		1.69	1.96	(0.26)	(0.70)	(0.96)
Year Ended June 30, 2016	13.49	0.27		(0.05)	0.22	(0.27)	(1.45)	(1.72)
Year Ended June 30, 2015	14.79	0.27		0.44	0.71	(0.28)	(1.73)	(2.01)
Year Ended June 30, 2014	14.60	0.36	(d)	2.66 (d)	3.02	(0.35)	(2.48)	(2.83)
Year Ended June 30, 2013	12.55	0.38		2.69	3.07	(0.37)	(0.65)	(1.02)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$13.00	$0.14		$1.18	$1.32	$(0.14)	$(0.87)	$(1.01)
Year Ended June 30, 2017	12.00	0.27		1.69	1.96	(0.26)	(0.70)	(0.96)
Year Ended June 30, 2016	13.50	0.28		(0.06)	0.22	(0.27)	(1.45)	(1.72)
Year Ended June 30, 2015	14.79	0.27		0.45	0.72	(0.28)	(1.73)	(2.01)
Year Ended June 30, 2014	14.60	0.36	(d)	2.66 (d)	3.02	(0.35)	(2.48)	(2.83)
Year Ended June 30, 2013	12.55	0.37		2.70	3.07	(0.37)	(0.65)	(1.02)
The Growth Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$20.90	$0.10		$2.27	$2.37	$(0.09)	$(1.06)	$(1.15)
Year Ended June 30, 2017	18.78	0.19		3.27	3.46	(0.19)	(1.15)	(1.34)
Year Ended June 30, 2016	22.37	0.20		1.03	1.23	(0.20)	(4.62)	(4.82)
Year Ended June 30, 2015	20.51	0.19		2.10	2.29	(0.19)	(0.24)	(0.43)
Year Ended June 30, 2014	16.95	0.21		3.56	3.77	(0.21)	—	(0.21)
Year Ended June 30, 2013	14.88	0.24		2.07	2.31	(0.24)	—	(0.24)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$20.86	$0.10		$2.27	$2.37	$(0.09)	$(1.06)	$(1.15)
Year Ended June 30, 2017	18.76	0.19		3.25	3.44	(0.19)	(1.15)	(1.34)
Year Ended June 30, 2016	22.35	0.22		1.01	1.23	(0.20)	(4.62)	(4.82)
Year Ended June 30, 2015	20.48	0.19		2.11	2.30	(0.19)	(0.24)	(0.43)
Year Ended June 30, 2014	16.93	0.21		3.55	3.76	(0.21)	—	(0.21)
Year Ended June 30, 2013	14.86	0.22		2.09	2.31	(0.24)	—	(0.24)
The Institutional Growth Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$16.10	$0.08		$1.75	$1.83	$(0.08)	$(0.68)	$(0.76)
Year Ended June 30, 2017	14.80	0.17		2.48	2.65	(0.17)	(1.18)	(1.35)
Year Ended June 30, 2016	17.14	0.16		0.85	1.01	(0.16)	(3.19)	(3.35)
Year Ended June 30, 2015	16.59	0.16		1.63	1.79	(0.15)	(1.09)	(1.24)
Year Ended June 30, 2014	15.00	0.18		3.01	3.19	(0.19)	(1.41)	(1.60)
Year Ended June 30, 2013	15.02	0.23		2.07	2.30	(0.23)	(2.09)	(2.32)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$16.10	$0.08		$1.76	$1.84	$(0.08)	$(0.68)	$(0.76)
Year Ended June 30, 2017	14.80	0.17		2.48	2.65	(0.17)	(1.18)	(1.35)
Year Ended June 30, 2016	17.15	0.17		0.83	1.00	(0.16)	(3.19)	(3.35)
Year Ended June 30, 2015	16.59	0.16		1.64	1.80	(0.15)	(1.09)	(1.24)
Year Ended June 30, 2014	15.00	0.19		3.00	3.19	(0.19)	(1.41)	(1.60)
Year Ended June 30, 2013	15.01	0.23		2.08	2.31	(0.23)	(2.09)	(2.32)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$20.47	10.66%	$625,888	0.29%	0.28%	0.28%	2.11%	27.09%
19.53	16.78%	612,508	0.29%	0.28%	0.28%	2.22%	61.30%
17.70	2.49%	583,078	0.27%	0.26%	0.26%	2.35%	66.86%
18.46	5.27%	622,022	0.29%	0.28%	0.28%	1.95%	123.19%
17.88	22.69%	628,645	0.32%	0.31%	0.31%	2.44%	53.96%
14.94	25.46%	679,946	0.29%	0.27%	0.27%	2.73%	54.28%

$20.46	10.66%	$885	0.54%	0.28%	0.28%	2.11%	27.09%
19.52	16.79%	845	0.54%	0.28%	0.28%	2.22%	61.30%
17.69	2.43%	786	0.52%	0.26%	0.26%	2.38%	66.86%
18.46	5.27%	1,163	0.54%	0.28%	0.28%	1.94%	123.19%
17.88	22.69%	1,217	0.57%	0.31%	0.31%	2.43%	53.96%
14.94	25.46%	1,564	0.48%	0.27%	0.27%	2.74%	54.28%

$13.30	10.19%	$895,142	0.28%	0.28%	0.28%	2.01%	11.87%
12.99	16.66%	797,147	0.29%	0.28%	0.28%	2.08%	55.25%
11.99	2.44%	912,029	0.26%	0.25%	0.25%	2.24%	67.08%
13.49	5.05%	915,067	0.28%	0.27%	0.27%	1.95%	119.98%
14.79	22.82%	1,036,650	0.32%	0.31%	0.31%	2.45%	63.68%
14.60	25.76%	936,866	0.28%	0.26%	0.26%	2.76%	51.12%

$13.31	10.18%	$1,563	0.53%	0.28%	0.28%	2.01%	11.87%
13.00	16.65%	1,493	0.54%	0.28%	0.28%	2.13%	55.25%
12.00	2.44%	1,435	0.51%	0.25%	0.25%	2.25%	67.08%
13.50	5.12%	1,613	0.53%	0.27%	0.27%	1.96%	119.98%
14.79	22.82%	1,434	0.57%	0.31%	0.31%	2.45%	63.68%
14.60	25.76%	2,098	0.46%	0.26%	0.26%	2.76%	51.12%

$22.12	11.32%	$794,828	0.31%	0.31%	0.31%	0.87%	22.17%
20.90	19.31%	786,563	0.31%	0.31%	0.31%	0.98%	38.28%
18.78	5.88%	763,770	0.29%	0.29%	0.29%	0.99%	38.90%
22.37	11.27%	872,004	0.30%	0.30%	0.30%	0.88%	57.33%
20.51	22.33%	839,813	0.28%	0.28%	0.28%	1.09%	30.28%
16.95	15.62%	736,260	0.27%	0.27%	0.27%	1.47%	23.77%

$22.08	11.34%	$1,129	0.56%	0.31%	0.31%	0.88%	22.17%
20.86	19.23%	1,118	0.56%	0.31%	0.31%	0.98%	38.28%
18.76	5.89%	1,085	0.54%	0.29%	0.29%	1.00%	38.90%
22.35	11.34%	1,623	0.55%	0.30%	0.30%	0.88%	57.33%
20.48	22.29%	1,690	0.53%	0.28%	0.28%	1.09%	30.28%
16.93	15.64%	1,530	0.46%	0.27%	0.27%	1.49%	23.77%

$17.17	11.34%	$1,129,626	0.29%	0.29%	0.29%	0.95%	9.57%
16.10	19.03%	1,034,294	0.29%	0.29%	0.29%	1.06%	21.93%
14.80	6.36%	1,282,473	0.27%	0.27%	0.27%	1.05%	37.43%
17.14	11.14%	1,317,132	0.29%	0.28%	0.28%	0.93%	96.81%
16.59	22.19%	1,442,721	0.26%	0.26%	0.26%	1.15%	48.43%
15.00	17.08%	1,142,874	0.26%	0.26%	0.26%	1.53%	39.54%

$17.18	11.40%	$2,085	0.54%	0.29%	0.29%	0.96%	9.57%
16.10	19.03%	2,008	0.54%	0.29%	0.29%	1.08%	21.93%
14.80	6.30%	1,931	0.52%	0.27%	0.27%	1.05%	37.43%
17.15	11.20%	2,187	0.54%	0.28%	0.28%	0.93%	96.81%
16.59	22.19%	1,935	0.51%	0.26%	0.26%	1.16%	48.43%
15.00	17.15%	1,842	0.44%	0.26%	0.26%	1.54%	39.54%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital
The Small Capitalization–Mid Capitalization Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$25.23	$0.07	$2.03	$2.10	$(0.03)	$—	$—
Year Ended June 30, 2017	21.04	0.02	4.20	4.22	(0.03)	—	—
Year Ended June 30, 2016	22.68	0.02	(1.65)	(1.63)	(0.01)	—	—	(e)
Year Ended June 30, 2015	21.22	(0.01)	1.48	1.47	(0.01)	—	—
Year Ended June 30, 2014	17.12	0.06	4.11	4.17	(0.07)	—	—
Year Ended June 30, 2013	13.68	0.15	3.43	3.58	(0.14)	—	—
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$25.21	$0.07	$2.02	$2.09	$(0.03)	$—	$—
Year Ended June 30, 2017	21.02	0.02	4.20	4.22	(0.03)	—	—
Year Ended June 30, 2016	22.66	0.01	(1.64)	(1.63)	(0.01)	—	—	(e)
Year Ended June 30, 2015	21.20	(0.01)	1.48	1.47	(0.01)	—	—
Year Ended June 30, 2014	17.10	0.06	4.11	4.17	(0.07)	—	—
Year Ended June 30, 2013	13.66	0.14	3.44	3.58	(0.14)	—	—
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$17.08	$0.05	$1.45	$1.50	$(0.03)	$(1.57)	$—
Year Ended June 30, 2017	14.57	0.02	2.81	2.83	(0.03)	(0.29)	—
Year Ended June 30, 2016	16.61	0.03	(1.15)	(1.12)	— (e)	(0.90)	(0.02)
Year Ended June 30, 2015	17.19	0.01	1.14	1.15	(0.01)	(1.72)	—
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—
Year Ended June 30, 2013	13.52	0.09	3.58	3.67	(0.10)	—	—
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$17.07	$0.06	$1.45	$1.51	$(0.03)	$(1.57)	$—
Year Ended June 30, 2017	14.57	0.03	2.79	2.82	(0.03)	(0.29)	—
Year Ended June 30, 2016	16.61	0.03	(1.15)	(1.12)	— (e)	(0.90)	(0.02)
Year Ended June 30, 2015	17.19	0.01	1.14	1.15	(0.01)	(1.72)	—
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—
Year Ended June 30, 2013	13.52	0.09	3.58	3.67	(0.10)	—	—
The Real Estate Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$3.03	$0.03	$0.02	$0.05	$(0.04)	$(0.09)	$—
Year Ended June 30, 2017	3.39	0.04	(0.05)	(0.01)	(0.04)	(0.31)	—
Year Ended June 30, 2016	3.24	0.05	0.52	0.57	(0.04)	(0.38)	—
Year Ended June 30, 2015	3.20	0.04	0.21	0.25	(0.05)	(0.16)	—
Period Ended June 30, 2014(d)	2.76	0.05	0.41	0.46	(0.02)	— (e)	—
Year Ended June 30, 2013	11.16	0.09	0.94	1.03	(0.11)	(6.65)	—	(e)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period September 12, 2013 (commencement of operations) through June 30, 2014.
(e)	Amount rounds to less than $0.005 per share.
(f)

Represents the last traded net asset value per share on June 30, 2013. As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no assets and no shareholders and was closed to new investors.

See accompanying notes to financial statements.

Distributions to Shareholders:					Ratios/Supplementary Data:
Total Distributions to Shareholders	Net Asset Value, End of Period		Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.03)	$27.30		8.31%	$104,174	0.81%	0.80%	0.80%	0.50%	26.89%
(0.03)	25.23		20.07%	107,395	0.83%	0.82%	0.82%	0.09%	48.52%
(0.01)	21.04		(7.17)%	98,325	0.79%	0.76%	0.76%	0.09%	48.89%
(0.01)	22.68		6.91%	114,754	0.83%	0.82%	0.82%	(0.06)%	67.34%
(0.07)	21.22		24.38%	113,698	0.61%	0.60%	0.60%	0.32%	41.18%
(0.14)	17.12		26.34%	112,700	0.56%	0.56%	0.56%	0.99%	34.45%

$(0.03)	$27.27		8.28%	$145	1.06%	0.80%	0.80%	0.49%	26.89%
(0.03)	25.21		20.09%	141	1.08%	0.82%	0.82%	0.09%	48.52%
(0.01)	21.02		(7.18)%	131	1.04%	0.76%	0.76%	0.08%	48.89%
(0.01)	22.66		6.92%	195	1.08%	0.82%	0.82%	(0.06)%	67.34%
(0.07)	21.20		24.41%	207	0.86%	0.60%	0.60%	0.32%	41.18%
(0.14)	17.10		26.38%	191	0.75%	0.56%	0.56%	1.02%	34.45%

$(1.60)	$16.98		8.76%	$161,164	0.76%	0.75%	0.75%	0.67%	26.11%
(0.32)	17.08		19.50%	143,995	0.75%	0.75%	0.75%	0.14%	47.63%
(0.92)	14.57		(6.69)%	192,253	0.72%	0.69%	0.69%	0.17%	52.38%
(1.73)	16.61		7.43%	200,423	0.81%	0.80%	0.80%	0.03%	83.94%
(3.21)	17.19		20.85%	182,460	0.70%	0.70%	0.70%	0.21%	67.75%
(0.10)	17.09		27.29%	177,162	0.70%	0.69%	0.69%	0.68%	58.43%

$(1.60)	$16.98		8.83%	$243	1.01%	0.75%	0.75%	0.67%	26.11%
(0.32)	17.07		19.43%	248	1.00%	0.75%	0.75%	0.16%	47.63%
(0.92)	14.57		(6.69)%	235	0.97%	0.69%	0.69%	0.16%	52.38%
(1.73)	16.61		7.43%	265	1.06%	0.80%	0.80%	0.03%	83.94%
(3.21)	17.19		20.85%	239	0.95%	0.70%	0.70%	0.22%	67.75%
(0.10)	17.09		27.29%	243	0.88%	0.69%	0.69%	0.67%	58.43%

$(0.13)	$2.95		1.52%	$125,639	0.74%	0.74%	0.74%	1.77%	23.27%
(0.35)	3.03		0.44%	123,794	0.77%	0.77%	0.77%	1.19%	58.32%
(0.42)	3.39		18.81%	151,512	0.77%	0.77%	0.77%	1.44%	51.03%
(0.21)	3.24		7.44%	132,758	0.79%	0.79%	0.79%	1.22%	60.49%
(0.02)	3.20		17.00%	171,583	0.79%	0.78%	0.78%	1.94%	52.49%
(6.76)	5.43	(f)	13.28%	—	0.88%	0.88%	0.88%	0.98%	53.50%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders
The Commodity Returns Strategy Portfolio(d)
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$8.48	$0.10	$1.24	$1.34	$(0.16)	$—	$—	$(0.16)
Year Ended June 30, 2017	7.87	0.18	0.60	0.78	(0.17)	—	—	(0.17)
Year Ended June 30, 2016	8.80	0.14	(0.94)	(0.80)	(0.13)	—	—	(0.13)
Year Ended June 30, 2015	11.64	0.13	(2.79)	(2.66)	(0.14)	(0.04)	—	(0.18)
Year Ended June 30, 2014	9.82	0.09	1.83	1.92	(0.10)	—	—	(0.10)
Year Ended June 30, 2013	10.01	0.12	(0.20)	(0.08)	(0.11)	—	—	(0.11)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$8.48	$0.10	$1.24	$1.34	$(0.16)	$—	$—	$(0.16)
Year Ended June 30, 2017	7.86	0.17	0.62	0.79	(0.17)	—	—	(0.17)
Year Ended June 30, 2016	8.80	0.14	(0.95)	(0.81)	(0.13)	—	—	(0.13)
Year Ended June 30, 2015	11.63	0.13	(2.78)	(2.65)	(0.14)	(0.04)	—	(0.18)
Year Ended June 30, 2014	9.81	0.08	1.84	1.92	(0.10)	—	—	(0.10)
Year Ended June 30, 2013	10.01	0.12	(0.21)	(0.09)	(0.11)	—	—	(0.11)
The ESG Growth Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$10.65	$0.11	$0.98	$1.09	$(0.14)	$—	$—	$(0.14)
Year Ended June 30, 2017	9.34	0.27	1.32	1.59	(0.28)	—	—	(0.28)
Period Ended June 30, 2016(e)	10.00	0.24	(0.65)	(0.41)	(0.23)	(0.02)	—	(0.25)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$10.64	$0.11	$0.99	$1.10	$(0.14)	$—	$—	$(0.14)
Year Ended June 30, 2017	9.34	0.27	1.31	1.58	(0.28)	—	—	(0.28)
Period Ended June 30, 2016(e)	10.00	0.24	(0.65)	(0.41)	(0.23)	(0.02)	—	(0.25)
The Catholic SRI Growth Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$12.02	$0.13	$1.23	$1.36	$(0.16)	$(0.31)	$—	$(0.47)
Year Ended June 30, 2017	10.75	0.31	1.58	1.89	(0.35)	(0.27)	—	(0.62)
Period Ended June 30, 2016(f)	10.00	0.19	0.74	0.93	(0.18)	—	—	(0.18)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$12.03	$0.13	$1.23	$1.36	$(0.16)	$(0.31)	$—	$(0.47)
Year Ended June 30, 2017	10.76	0.32	1.57	1.89	(0.35)	(0.27)	—	(0.62)
Period Ended June 30, 2016(f)	10.00	0.19	0.75	0.94	(0.18)	—	—	(0.18)
The International Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$10.48	$0.11	$0.97	$1.08	$(0.03)	$—	$—	$(0.03)
Year Ended June 30, 2017	9.00	0.29	1.49	1.78	(0.30)	—	—	(0.30)
Year Ended June 30, 2016	11.18	0.28	(1.40)	(1.12)	(0.27)	(0.79)	—	(1.06)
Year Ended June 30, 2015	13.56	0.30	(0.96)	(0.66)	(0.34)	(1.38)	—	(1.72)
Year Ended June 30, 2014	11.35	0.43	2.25	2.68	(0.43)	(0.04)	—	(0.47)
Year Ended June 30, 2013	9.74	0.32	1.61	1.93	(0.32)	—	—	(0.32)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$10.49	$0.11	$0.96	$1.07	$(0.03)	$—	$—	$(0.03)
Year Ended June 30, 2017	9.00	0.28	1.51	1.79	(0.30)	—	—	(0.30)
Year Ended June 30, 2016	11.18	0.28	(1.40)	(1.12)	(0.27)	(0.79)	—	(1.06)
Year Ended June 30, 2015	13.56	0.30	(0.96)	(0.66)	(0.34)	(1.38)	—	(1.72)
Year Ended June 30, 2014	11.36	0.43	2.24	2.67	(0.43)	(0.04)	—	(0.47)
Year Ended June 30, 2013	9.75	0.31	1.62	1.93	(0.32)	—	—	(0.32)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Statement has been consolidated. See Note 2.O. in the Notes to Financial Statements for basis of consolidation.
(e)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(f)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$9.66	15.87%	$876,472	0.39%	0.36%	0.36%	2.26%	18.95%
8.48	9.87%	764,818	0.42%	0.42%	0.42%	1.99%	56.34%
7.87	(9.01)%	1,111,071	0.44%	0.44%	0.44%	1.89%	130.01%
8.80	(22.91)%	1,193,003	0.63%	0.63%	0.63%	1.40%	63.29%
11.64	19.64%	1,174,593	0.66%	0.66%	0.66%	0.87%	61.70%
9.82	(0.85)%	906,350	0.64%	0.64%	0.64%	1.18%	34.75%

$9.66	15.87%	$1,231	0.64%	0.36%	0.36%	2.24%	18.95%
8.48	10.01%	1,068	0.67%	0.42%	0.42%	1.99%	56.34%
7.86	(9.12)%	1,351	0.69%	0.44%	0.44%	1.86%	130.01%
8.80	(22.84)%	1,635	0.88%	0.63%	0.63%	1.37%	63.29%
11.63	19.66%	1,621	0.91%	0.66%	0.66%	0.81%	61.70%
9.81	(0.95)%	1,151	0.82%	0.64%	0.64%	1.20%	34.75%

$11.60	10.26%	$161,609	0.30%	0.30%	0.30%	2.03%	9.00%
10.65	17.19%	148,643	0.35%	0.34%	0.34%	2.70%	25.45%
9.34	(4.16)%	121,325	0.42%	0.42%	0.42%	2.76%	35.90%

$11.60	10.37%	$1	0.55%	0.30%	0.30%	2.03%	9.00%
10.64	17.08%	1	0.60%	0.34%	0.34%	2.67%	25.45%
9.34	(4.16)%	1	0.67%	0.42%	0.42%	2.76%	35.90%

$12.91	11.37%	$31,069	0.42%	0.31%	0.31%	2.05%	12.27%
12.02	18.02%	27,992	0.57%	0.31%	0.31%	2.85%	27.41%
10.75	8.81%	20,324	0.84%	0.31%	0.31%	3.88%	25.63%

$12.92	11.36%	$1	0.67%	0.31%	0.31%	2.08%	12.27%
12.03	18.00%	1	0.82%	0.31%	0.31%	2.77%	27.41%
10.76	8.91%	1	1.09%	0.31%	0.31%	3.88%	25.63%

$11.53	10.27%	$1,322,309	0.44%	0.44%	0.44%	2.00%	15.75%
10.48	19.75%	1,234,134	0.43%	0.42%	0.42%	2.74%	52.75%
9.00	(10.15)%	1,165,041	0.38%	0.37%	0.37%	2.75%	42.41%
11.18	(4.50)%	1,522,384	0.38%	0.38%	0.38%	2.61%	48.85%
13.56	23.72%	1,613,553	0.42%	0.42%	0.42%	3.26%	55.23%
11.35	19.76%	1,385,888	0.41%	0.41%	0.41%	2.91%	46.29%

$11.53	10.16%	$2,350	0.69%	0.44%	0.44%	2.01%	15.75%
10.49	19.87%	2,222	0.68%	0.42%	0.42%	2.79%	52.75%
9.00	(10.16)%	1,986	0.63%	0.37%	0.37%	2.64%	42.41%
11.18	(4.50)%	3,032	0.63%	0.38%	0.38%	2.59%	48.85%
13.56	23.61%	3,136	0.67%	0.42%	0.42%	3.24%	55.23%
11.36	19.74%	2,732	0.61%	0.41%	0.41%	3.07%	46.29%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Institutional International Equity Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$10.38	$0.12	$0.89	$1.01	$(0.23)	$(0.02)	$(0.25)
Year Ended June 30, 2017	8.87	0.28	1.52	1.80	(0.29)	—	(0.29)
Year Ended June 30, 2016	10.58	0.28	(1.28)	(1.00)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2015	12.58	0.29	(0.89)	(0.60)	(0.32)	(1.08)	(1.40)
Year Ended June 30, 2014	10.87	0.40	2.17	2.57	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2013	9.38	0.30	1.56	1.86	(0.30)	(0.07)	(0.37)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$10.37	$0.12	$0.89	$1.01	$(0.23)	$(0.02)	$(0.25)
Year Ended June 30, 2017	8.86	0.28	1.52	1.80	(0.29)	—	(0.29)
Year Ended June 30, 2016	10.57	0.28	(1.28)	(1.00)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2015	12.57	0.30	(0.90)	(0.60)	(0.32)	(1.08)	(1.40)
Year Ended June 30, 2014	10.87	0.41	2.15	2.56	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2013	9.37	0.31	1.56	1.87	(0.30)	(0.07)	(0.37)
The Emerging Markets Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$17.92	$0.21	$1.82	$2.03	$(0.41)	$—	$(0.41)
Year Ended June 30, 2017	15.15	0.35	2.84	3.19	(0.42)	—	(0.42)
Year Ended June 30, 2016	17.58	0.37	(2.44)	(2.07)	(0.36)	—	(0.36)
Year Ended June 30, 2015	20.01	0.40	(2.11)	(1.71)	(0.41)	(0.31)	(0.72)
Year Ended June 30, 2014	17.51	0.35	2.51	2.86	(0.36)	—	(0.36)
Year Ended June 30, 2013	17.79	0.34	(0.36)	(0.02)	(0.26)	—	(0.26)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$17.92	$0.20	$1.83	$2.03	$(0.41)	$—	$(0.41)
Year Ended June 30, 2017	15.15	0.35	2.84	3.19	(0.42)	—	(0.42)
Year Ended June 30, 2016	17.57	0.39	(2.45)	(2.06)	(0.36)	—	(0.36)
Year Ended June 30, 2015	20.00	0.42	(2.13)	(1.71)	(0.41)	(0.31)	(0.72)
Year Ended June 30, 2014	17.51	0.35	2.50	2.85	(0.36)	—	(0.36)
Year Ended June 30, 2013	17.79	0.36	(0.38)	(0.02)	(0.26)	—	(0.26)
The Core Fixed Income Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$9.80	$0.11	$0.03	$0.14	$(0.13)	$—	$(0.13)
Year Ended June 30, 2017	10.01	0.19	(0.18)	0.01	(0.22)	—	(0.22)
Year Ended June 30, 2016	9.78	0.21	0.35	0.56	(0.24)	(0.09)	(0.33)
Year Ended June 30, 2015	9.89	0.19	(0.07)	0.12	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2014	9.73	0.22	0.24	0.46	(0.25)	(0.05)	(0.30)
Year Ended June 30, 2013	10.27	0.21	(0.30)	(0.09)	(0.26)	(0.19)	(0.45)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$9.79	$0.11	$0.04	$0.15	$(0.13)	$—	$(0.13)
Year Ended June 30, 2017	10.01	0.20	(0.20)	—	(0.22)	—	(0.22)
Year Ended June 30, 2016	9.77	0.21	0.36	0.57	(0.24)	(0.09)	(0.33)
Year Ended June 30, 2015	9.88	0.19	(0.07)	0.12	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2014	9.73	0.21	0.24	0.45	(0.25)	(0.05)	(0.30)
Year Ended June 30, 2013	10.26	0.21	(0.29)	(0.08)	(0.26)	(0.19)	(0.45)
The Fixed Income Opportunity Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$6.95	$0.19	$0.04	$0.23	$(0.21)	$—	$(0.21)
Year Ended June 30, 2017	6.62	0.39	0.33	0.72	(0.39)	—	(0.39)
Year Ended June 30, 2016	7.08	0.37	(0.43)	(0.06)	(0.38)	(0.02)	(0.40)
Year Ended June 30, 2015	7.65	0.38	(0.39)	(0.01)	(0.39)	(0.17)	(0.56)
Year Ended June 30, 2014	7.41	0.43	0.37	0.80	(0.43)	(0.13)	(0.56)
Year Ended June 30, 2013	7.22	0.47	0.19	0.66	(0.47)	—	(0.47)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$6.95	$0.19	$0.04	$0.23	$(0.21)	$—	$(0.21)
Year Ended June 30, 2017	6.62	0.38	0.34	0.72	(0.39)	—	(0.39)
Year Ended June 30, 2016	7.08	0.38	(0.44)	(0.06)	(0.38)	(0.02)	(0.40)
Year Ended June 30, 2015	7.65	0.38	(0.39)	(0.01)	(0.39)	(0.17)	(0.56)
Year Ended June 30, 2014	7.40	0.41	0.40	0.81	(0.43)	(0.13)	(0.56)
Year Ended June 30, 2013	7.22	0.47	0.18	0.65	(0.47)	—	(0.47)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Portfolio turnover does not include TBA security transactions.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$11.14	9.72%	$2,653,727	0.39%	0.39%	0.39%	2.22%	16.89%
10.38	20.38%	2,452,608	0.40%	0.40%	0.40%	2.83%	52.79%
8.87	(9.54)%	2,586,742	0.36%	0.36%	0.36%	3.00%	43.96%
10.58	(4.38)%	2,869,985	0.36%	0.36%	0.36%	2.69%	52.55%
12.58	24.16%	3,001,838	0.40%	0.40%	0.40%	3.35%	64.38%
10.87	19.86%	2,431,816	0.42%	0.42%	0.42%	2.93%	47.98%

$11.13	9.73%	$4,184	0.64%	0.39%	0.39%	2.22%	16.89%
10.37	20.40%	3,979	0.65%	0.40%	0.40%	2.84%	52.79%
8.86	(9.56)%	3,554	0.61%	0.36%	0.36%	2.98%	43.96%
10.57	(4.38)%	4,108	0.61%	0.36%	0.36%	2.81%	52.55%
12.57	24.07%	3,598	0.65%	0.40%	0.40%	3.27%	64.38%
10.87	19.99%	3,385	0.63%	0.42%	0.42%	2.89%	47.98%

$19.54	11.37%	$1,808,701	0.66%	0.66%	0.66%	2.10%	20.00%
17.92	21.51%	1,775,379	0.59%	0.59%	0.59%	2.04%	60.79%
15.15	(11.66)%	1,833,571	0.57%	0.57%	0.57%	2.82%	40.02%
17.58	(8.48)%	1,893,047	0.59%	0.59%	0.59%	2.32%	85.72%
20.01	16.48%	1,813,476	0.73%	0.73%	0.73%	2.26%	75.84%
17.51	(0.28)%	1,079,208	0.77%	0.77%	0.77%	2.27%	63.21%

$19.54	11.37%	$2,808	0.91%	0.66%	0.66%	2.08%	20.00%
17.92	21.51%	2,633	0.84%	0.59%	0.59%	2.04%	60.79%
15.15	(11.61)%	2,349	0.82%	0.57%	0.57%	2.69%	40.02%
17.57	(8.49)%	3,017	0.84%	0.59%	0.59%	2.34%	85.72%
20.00	16.42%	2,861	0.98%	0.73%	0.73%	2.25%	75.84%
17.51	(0.28)%	1,778	0.95%	0.77%	0.77%	2.24%	63.21%

$9.81	1.23%	$68,940	0.32%	0.32%	0.32%	2.13%	19.92%	(d)
9.80	0.07%	85,653	0.33%	0.33%	0.33%	1.97%	45.74%	(d)
10.01	5.87%	86,767	0.27%	0.27%	0.27%	2.11%	58.47%	(d)
9.78	1.16%	96,952	0.27%	0.27%	0.27%	1.90%	89.60%	(d)
9.89	4.78%	99,718	0.25%	0.25%	0.25%	2.22%	75.17%	(d)
9.73	(1.02)%	93,015	0.27%	0.26%	0.26%	2.09%	53.26%	(d)

$9.81	1.33%	$3,086	0.57%	0.32%	0.32%	2.13%	19.92%	(d)
9.79	(0.03)%	2,942	0.58%	0.33%	0.33%	1.97%	45.74%	(d)
10.01	5.98%	2,625	0.52%	0.27%	0.27%	2.11%	58.47%	(d)
9.77	1.16%	2,796	0.52%	0.27%	0.27%	1.90%	89.60%	(d)
9.88	4.68%	2,730	0.50%	0.25%	0.25%	2.22%	75.17%	(d)
9.73	(0.92)%	2,341	0.45%	0.26%	0.26%	2.08%	53.26%	(d)

$6.97	3.26%	$678,295	0.43%	0.43%	0.43%	5.36%	18.69%
6.95	11.07%	673,681	0.43%	0.43%	0.43%	5.53%	41.48%
6.62	(0.61)%	784,435	0.39%	0.39%	0.39%	5.57%	66.76%	(d)
7.08	0.06%	810,466	0.32%	0.32%	0.32%	5.27%	55.80%
7.65	11.23%	804,070	0.30%	0.30%	0.30%	5.52%	82.94%
7.41	9.17%	752,140	0.43%	0.43%	0.43%	6.33%	74.84%

$6.97	3.27%	$818	0.68%	0.43%	0.43%	5.35%	18.69%
6.95	11.08%	789	0.68%	0.43%	0.43%	5.54%	41.48%
6.62	(0.60)%	1,012	0.64%	0.39%	0.39%	5.58%	66.76%	(d)
7.08	0.07%	1,094	0.57%	0.32%	0.32%	5.27%	55.80%
7.65	11.39%	1,050	0.55%	0.30%	0.30%	5.52%	82.94%
7.40	9.03%	914	0.64%	0.43%	0.43%	6.33%	74.84%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$9.84	$0.08	$(0.04)	$0.04	$(0.09)	$—	$—
Year Ended June 30, 2017	10.30	0.15	(0.36)	(0.21)	(0.15)	(0.10)	—
Year Ended June 30, 2016	10.02	0.14	0.38	0.52	(0.14)	(0.10)	—
Year Ended June 30, 2015	9.94	0.12	0.08	0.20	(0.12)	—	—
Year Ended June 30, 2014	9.91	0.12	0.07	0.19	(0.13)	(0.03)	—
Year Ended June 30, 2013	10.48	0.12	(0.30)	(0.18)	(0.12)	(0.27)	—
The Inflation Protected Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$10.03	$0.09	$0.12	$0.21	$(0.14)	$—	$—
Year Ended June 30, 2017	10.40	0.27	(0.35)	(0.08)	(0.29)	—	—
Year Ended June 30, 2016	10.02	0.11	0.29	0.40	(0.02)	—	—
Year Ended June 30, 2015	10.25	(0.03)	(0.14)	(0.17)	(0.03)	(0.01)	(0.02)
Period Ended June 30, 2014(d)	10.00	0.11	0.24	0.35	(0.10)	—	—
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$10.02	$0.10	$0.12	$0.22	$(0.14)	$—	$—
Year Ended June 30, 2017	10.39	0.23	(0.31)	(0.08)	(0.29)	—	—
Year Ended June 30, 2016	10.01	0.11	0.29	0.40	(0.02)	—	—
Year Ended June 30, 2015	10.26	(0.04)	(0.15)	(0.19)	(0.05)	(0.01)	—
Period Ended June 30, 2014(d)	10.00	0.12	0.24	0.36	(0.10)	—	—
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$10.03	$0.14	$0.11	$0.25	$(0.17)	$(0.03)	$—
Year Ended June 30, 2017	10.16	0.26	(0.10)	0.16	(0.26)	(0.03)	—
Year Ended June 30, 2016	9.88	0.27	0.48	0.75	(0.27)	(0.20)	—
Year Ended June 30, 2015	10.24	0.27	(0.27)	—	(0.27)	(0.09)	—
Year Ended June 30, 2014	9.97	0.31	0.44	0.75	(0.32)	(0.16)	—
Year Ended June 30, 2013	10.59	0.35	(0.35)	— (e)	(0.34)	(0.28)	—
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$9.59	$0.10	$(0.01)	$0.09	$(0.13)	$—	$—
Year Ended June 30, 2017	9.88	0.18	(0.22)	(0.04)	(0.25)	—	—
Year Ended June 30, 2016	9.81	0.21	0.14	0.35	(0.28)	—	—
Year Ended June 30, 2015	9.87	0.19	—	0.19	(0.25)	—	—
Year Ended June 30, 2014	9.78	0.21	0.18	0.39	(0.30)	—	—
Year Ended June 30, 2013	10.22	0.20	(0.30)	(0.10)	(0.34)	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.
(e)	Amount rounds to less than $0.005 per share.
(f)	Portfolio turnover does not include TBA security transactions.

See accompanying notes to financial statements.

Distributions to Shareholders:				Ratios/Supplementary Data:
Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.09)	$9.79	0.37%	$215,884	0.19%	0.19%	0.19%	1.69%	17.49%
(0.25)	9.84	(2.03)%	215,595	0.19%	0.19%	0.19%	1.47%	46.76%
(0.24)	10.30	5.26%	241,795	0.17%	0.17%	0.17%	1.38%	50.10%
(0.12)	10.02	2.03%	262,998	0.17%	0.17%	0.17%	1.21%	99.54%
(0.16)	9.94	1.91%	246,914	0.18%	0.18%	0.18%	1.29%	62.52%
(0.39)	9.91	(1.75)%	265,390	0.18%	0.18%	0.18%	1.21%	41.62%

$(0.14)	$10.10	2.10%	$375,732	0.16%	0.16%	0.16%	1.89%	9.42%
(0.29)	10.03	(0.81)%	361,996	0.15%	0.15%	0.15%	2.31%	21.69%
(0.02)	10.40	3.99%	493,152	0.15%	0.15%	0.15%	1.11%	20.88%
(0.06)	10.02	(1.72)%	510,176	0.18%	0.18%	0.18%	(0.25)%	27.12%
(0.10)	10.25	3.50%	526,458	0.15%	0.15%	0.15%	4.55%	18.56%

$(0.14)	$10.10	2.20%	$1	0.41%	0.16%	0.16%	1.97%	9.42%
(0.29)	10.02	(0.81)%	1	0.40%	0.15%	0.15%	2.28%	21.69%
(0.02)	10.39	4.00%	1	0.40%	0.15%	0.15%	1.09%	20.88%
(0.06)	10.01	(1.91)%	1	0.43%	0.18%	0.18%	(0.25)%	27.12%
(0.10)	10.26	3.60%	1	0.40%	0.15%	0.15%	4.58%	18.56%

$(0.20)	$10.08	2.27%	$266,321	0.19%	0.19%	0.19%	2.74%	25.65%
(0.29)	10.03	1.62%	254,908	0.19%	0.19%	0.19%	2.59%	40.47%
(0.47)	10.16	7.92%	289,331	0.19%	0.19%	0.19%	2.84%	64.20%
(0.36)	9.88	(0.01)%	223,329	0.28%	0.28%	0.28%	2.60%	158.19%
(0.48)	10.24	7.76%	257,604	0.33%	0.33%	0.33%	3.16%	130.81%
(0.62)	9.97	(0.24)%	220,054	0.33%	0.33%	0.33%	3.26%	52.16%

$(0.13)	$9.55	0.93%	$191,194	0.22%	0.22%	0.22%	2.06%	8.69%	(f)
(0.25)	9.59	(0.38)%	183,834	0.22%	0.22%	0.22%	1.86%	17.58%	(f)
(0.28)	9.88	3.67%	208,969	0.19%	0.19%	0.19%	2.12%	15.24%	(f)
(0.25)	9.81	1.97%	252,028	0.17%	0.17%	0.17%	1.91%	29.92%	(f)
(0.30)	9.87	4.04%	250,632	0.17%	0.17%	0.17%	2.12%	26.46%	(f)
(0.34)	9.78	(1.05)%	253,548	0.23%	0.23%	0.23%	1.84%	34.20%	(f)

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (concluded)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$9.87	$0.05	$(0.07)	$(0.02)	$(0.06)	$—
Year Ended June 30, 2017	9.96	0.10	(0.09)	0.01	(0.10)	—
Year Ended June 30, 2016	9.94	0.12	0.02	0.14	(0.12)	— (d)
Year Ended June 30, 2015	10.04	0.12	(0.10)	0.02	(0.12)	—
Year Ended June 30, 2014	10.05	0.12	0.01	0.13	(0.12)	(0.02)
Year Ended June 30, 2013	10.26	0.13	(0.11)	0.02	(0.13)	(0.10)
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$10.08	$0.10	$(0.10)	$—	$(0.10)	$—
Year Ended June 30, 2017	10.25	0.20	(0.17)	0.03	(0.20)	—
Year Ended June 30, 2016	10.06	0.21	0.19	0.40	(0.21)	—
Year Ended June 30, 2015	10.11	0.21	(0.05)	0.16	(0.21)	—
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—
Year Ended June 30, 2013	10.10	0.28	(0.14)	0.14	(0.28)	—
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$10.08	$0.10	$(0.10)	$—	$(0.10)	$—
Year Ended June 30, 2017	10.25	0.20	(0.17)	0.03	(0.20)	—
Year Ended June 30, 2016	10.06	0.21	0.19	0.40	(0.21)	—
Year Ended June 30, 2015	10.11	0.21	(0.05)	0.16	(0.21)	—
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—
Year Ended June 30, 2013	10.10	0.26	(0.12)	0.14	(0.28)	—
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Six Months ended December 31, 2017 (Unaudited)	$10.30	$0.11	$(0.08)	$0.03	$(0.11)	$— (d)
Year Ended June 30, 2017	10.58	0.22	(0.27)	(0.05)	(0.22)	(0.01)
Year Ended June 30, 2016	10.31	0.21	0.27	0.48	(0.21)	— (d)
Year Ended June 30, 2015	10.41	0.19	(0.06)	0.13	(0.19)	(0.04)
Year Ended June 30, 2014	10.28	0.22	0.16	0.38	(0.22)	(0.03)
Year Ended June 30, 2013	10.56	0.22	(0.24)	(0.02)	(0.22)	(0.03)
HC Advisors Shares
Six Months ended December 31, 2017 (Unaudited)	$10.30	$0.11	$(0.08)	$0.03	$(0.11)	$— (d)
Year Ended June 30, 2017	10.59	0.22	(0.28)	(0.06)	(0.22)	(0.01)
Year Ended June 30, 2016	10.31	0.21	0.28	0.49	(0.21)	— (d)
Year Ended June 30, 2015	10.41	0.19	(0.06)	0.13	(0.19)	(0.04)
Year Ended June 30, 2014	10.29	0.22	0.15	0.37	(0.22)	(0.03)
Year Ended June 30, 2013	10.56	0.22	(0.24)	(0.02)	(0.22)	(0.03)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

Distributions to Shareholders:				Ratios/Supplementary Data:
Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.06)	$9.79	(0.22)%	$17,269	0.35%	0.35%	0.35%	1.07%	20.52%
(0.10)	9.87	0.12%	17,788	0.35%	0.35%	0.35%	1.05%	25.02%
(0.12)	9.96	1.37%	18,665	0.31%	0.31%	0.31%	1.13%	38.47%
(0.12)	9.94	0.19%	20,933	0.31%	0.31%	0.31%	1.18%	26.24%
(0.14)	10.04	1.26%	21,703	0.29%	0.29%	0.29%	1.16%	25.15%
(0.23)	10.05	0.21%	22,608	0.27%	0.27%	0.27%	1.27%	5.92%

$(0.10)	$9.98	0.02%	$394,225	0.28%	0.28%	0.28%	1.90%	10.42%
(0.20)	10.08	0.28%	385,133	0.28%	0.28%	0.28%	1.94%	19.75%
(0.21)	10.25	4.05%	406,302	0.26%	0.26%	0.26%	2.08%	30.35%
(0.21)	10.06	1.54%	420,423	0.24%	0.24%	0.24%	2.03%	25.67%
(0.25)	10.11	4.10%	423,257	0.29%	0.29%	0.29%	2.49%	34.05%
(0.28)	9.96	1.39%	419,846	0.29%	0.29%	0.29%	2.74%	59.43%

$(0.10)	$9.98	0.02%	$1,441	0.53%	0.28%	0.28%	1.90%	10.42%
(0.20)	10.08	0.28%	1,437	0.53%	0.28%	0.28%	1.94%	19.75%
(0.21)	10.25	4.05%	1,400	0.51%	0.26%	0.26%	2.08%	30.35%
(0.21)	10.06	1.54%	1,985	0.49%	0.24%	0.24%	2.03%	25.67%
(0.25)	10.11	4.10%	2,490	0.54%	0.29%	0.29%	2.48%	34.05%
(0.28)	9.96	1.39%	1,840	0.48%	0.29%	0.29%	2.70%	59.43%

$(0.11)	$10.22	0.31%	$77,524	0.28%	0.28%	0.28%	2.08%	11.30%
(0.23)	10.30	(0.41)%	74,163	0.27%	0.27%	0.27%	2.13%	15.48%
(0.21)	10.58	4.77%	75,147	0.25%	0.25%	0.25%	2.03%	11.22%
(0.23)	10.31	1.31%	77,102	0.25%	0.25%	0.25%	1.85%	21.51%
(0.25)	10.41	3.76%	77,702	0.25%	0.25%	0.25%	2.12%	17.84%
(0.25)	10.28	(0.37)%	73,472	0.25%	0.25%	0.25%	2.06%	3.76%

$(0.11)	$10.22	0.31%	$375	0.53%	0.28%	0.28%	2.08%	11.30%
(0.23)	10.30	(0.50)%	372	0.52%	0.27%	0.27%	2.13%	15.48%
(0.21)	10.59	4.87%	408	0.50%	0.25%	0.25%	2.02%	11.22%
(0.23)	10.31	1.31%	575	0.50%	0.25%	0.25%	1.85%	21.51%
(0.25)	10.41	3.66%	724	0.50%	0.25%	0.25%	2.11%	17.84%
(0.25)	10.29	(0.27)%	463	0.44%	0.25%	0.25%	2.06%	3.76%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Notes to Financial Statements — December 31, 2017 (Unaudited)

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2017, the Trust offered twenty-two separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of December 31, 2017, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, and Short-Term Municipal Portfolio had not yet commenced operations and the HC Advisors Shares were not currently active for the Real Estate Portfolio. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are diversified Portfolios under the 1940 Act. The Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are non-diversified Portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers. The ESG Growth Portfolio and the Catholic SRI Growth Portfolio, however, are currently operating with diversified investment portfolios.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities.

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a securities exchange, including NASDAQ, are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:    Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds):    Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities:    In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations:    Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts):    Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2017 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$591,988	$—	$—	$591,988
Contingent Rights	—	11	—	11
U.S. Treasury Obligation	—	11	—	11
Time Deposit	—	2,242	—	2,242
Mutual Funds	52,424	—	—	52,424
Repurchase Agreement	—	687	—	687

Total Investments	$644,412	$2,951	$—	$647,363

Other Financial Instruments[1]
Futures	$28	$—	$—	$28

Institutional Value Portfolio
Common Stocks	$815,589	$—	$—	$815,589
Contingent Rights	—	19	—	19
U.S. Treasury Obligation	—	11	—	11
Time Deposit	—	7,435	—	7,435
Mutual Funds	81,253	—	—	81,253
Repurchase Agreement	—	2,577	—	2,577

Total Investments	$896,842	$10,042	$—	$906,884

Other Financial Instruments[1]
Futures	$332	$—	$—	$332

Growth Portfolio
Common Stocks	$751,137	$—	$—	$751,137
U.S. Treasury Obligation	—	16	—	16
Time Deposit	—	11,900	—	11,900
Mutual Funds	56,173	—	—	56,173
Repurchase Agreement	—	33	—	33

Total Investments	$807,310	$11,949	$—	$819,259

Other Financial Instruments[1]
Futures	$(103)	$—	$—	$(103)

Institutional Growth Portfolio
Common Stocks	$1,041,977	$—	$—	$1,041,977
U.S. Treasury Obligation	—	20	—	20
Time Deposit	—	14,787	—	14,787
Mutual Funds	85,229	—	—	85,229
Repurchase Agreement	—	56	—	56

Total Investments	$1,127,206	$14,863	$—	$1,142,069

Other Financial Instruments[1]
Futures	$83	$—	$—	$83

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total

Small Cap–Mid Cap Portfolio
Common Stocks	$93,776	$—	$—	$93,776
Contingent Rights	—	—	—	—
Time Deposit	—	1,977	—	1,977
Mutual Funds	16,791	—	—	16,791
Repurchase Agreement	—	164	—	164

Total Investments	$110,567	$2,141	$—	$112,708

Other Financial Instruments[1]
Futures	$(19)	$—	$—	$(19)

Institutional Small Cap–Mid Cap Portfolio
Common Stocks	$143,546	$—	$—	$143,546
Contingent Right	—	—	—	—
Time Deposit	—	4,265	—	4,265
Mutual Funds	14,861	—	—	14,861
Repurchase Agreement	—	407	—	407

Total Investments	$158,407	$4,672	$—	$163,079

Other Financial Instruments[1]
Futures	$22	$—	$—	$22

Real Estate Portfolio
Common Stocks	$108,694	$—	$—	$108,694
Mutual Funds	17,589	—	—	17,589

Total Investments	$126,283	$—	$—	$126,283

Other Financial Instruments[1]
Futures	$14	$—	$—	$14

Commodity Portfolio
Common Stocks	$361,353	$343,012	$—	$704,365
Preferred Stocks	4,314	1,089	—	5,403
Right	—	—	—	—
Commercial Paper	—	398	—	398
Corporate Bonds	—	28,390	—	28,390
Asset Backed Securities	—	135	—	135
Collateralized Mortgage Obligations	—	496	—	496
Certificates of Deposit	—	200	—	200
U.S. Government Agency Securities	—	96	—	96
U.S. Treasury Obligations	—	1,779	—	1,779
Yankee Dollars	—	3,270	—	3,270
Time Deposit	—	2,212	—	2,212
Mutual Funds	90,038	—	—	90,038
Purchased Options & Swaptions	98	5	—	103
Repurchase Agreements	—	49,402	—	49,402

Total Investments	$455,803	$430,484	$—	$886,287

Other Financial Instruments[1]
Futures	$1,566	$—	$—	$1,566
Forward Currency Contracts	—	(8)	—	(8)
Written Options & Swaptions	(15)	—	—	(15)
Total Return Swap Agreements	—	29	—	29

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Commodity Portfolio (continued)
Interest Rate Swap Agreements	$—	$(45)	$—	$(45)
Centrally Cleared Interest Rate Swap Agreements	—	2	—	2
Commodity Forward Swap Agreements	—	36	—	36
Commodity Swap Agreements	—	1,075	—	1,075
Variance Swap Agreements	—	—	—	—

ESG Growth Portfolio
Common Stocks	$70,874	$87,560	$—	$158,434
Preferred Stock	—	49	—	49
Mutual Funds	2,443	—	—	2,443

Total Investments	$73,317	$87,609	$—	$160,926

Catholic SRI Growth Portfolio
Common Stocks	$14,163	$16,616	$—	$30,779
Preferred Stock	—	9	—	9
Mutual Funds	175	2	—	177
Repurchase Agreement	—	2	—	2

Total Investments	$14,338	$16,629	$—	$30,967

International Portfolio
Common Stocks	$86,102	$1,163,664	$—	$1,249,766
Preferred Stocks	—	25,805	—	25,805
Time Deposit	—	14,566	—	14,566
Mutual Funds	49,194	—	—	49,194
Repurchase Agreement	—	6,092	—	6,092

Total Investments	$135,296	$1,210,127	$—	$1,345,423

Other Financial Instruments[1]
Futures	$313	$—	$—	$313
Forward Currency Contracts	—	(19)	—	(19)

Institutional International Portfolio
Common Stocks	$102,975	$2,307,056	$—	$2,410,031
Preferred Stocks	205	29,207	—	29,412
Time Deposit	—	17,818	—	17,818
Mutual Funds	149,471	77,271	—	226,742
Repurchase Agreement	—	18,778	—	18,778

Total Investments	$252,651	$2,450,130	$—	$2,702,781

Other Financial Instruments[1]
Futures	$1,399	$—	$—	$1,399
Forward Currency Contracts	—	(3)	—	(3)

Emerging Markets Portfolio
Common Stocks	$307,994	$1,365,645	$—	$1,673,639
Preferred Stocks	21,557	16,161	—	37,718
Right	—	92	—	92
Time Deposit	—	10,520	—	10,520
Exchange-Traded Fund	44,022	—	—	44,022
Mutual Funds	57,297	—	—	57,297
Repurchase Agreement	—	5,241	—	5,241

Total Investments	$430,870	$1,397,659	$—	$1,828,529

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Emerging Markets Portfolio (continued)
Other Financial Instruments[1]
Futures	$2,550	$—	$—	$2,550
Forward Currency Contracts	—	—	—	—

Core Fixed Income Portfolio
Asset Backed Securities	$—	$216	$—	$216
Collateralized Mortgage Obligations	—	993	—	993
U.S. Government Agency Mortgages	—	15,555	—	15,555
U.S. Government Agency Securities	—	1,017	—	1,017
Corporate Bonds	—	22,080	—	22,080
U.S. Treasury Obligations	—	21,870	—	21,870
Yankee Dollars	—	3,841	—	3,841
Time Deposit	—	9,030	—	9,030
Mutual Funds	18,906	—	—	18,906

Total Investments	$18,906	$74,602	$—	$93,508

Other Financial Instruments[2]
TBA Sale Commitments	$—	$(414)	$—	$(414)

Fixed Opportunity Portfolio
Collateralized Mortgage Obligations	$—	$118,389	$—	$118,389
U.S. Government Agency Mortgages	—	21,684	—	21,684
Corporate Bonds	—	368,943	—	368,943
Yankee Dollars	—	76,984	—	76,984
Time Deposit	—	1,588	—	1,588
Exchange-Traded Fund	36,384	—	—	36,384
Mutual Funds	66,540	—	—	66,540
Purchased Options & Swaptions	13	—	—	13
Repurchase Agreement	—	6,862	—	6,862

Total Investments	$102,937	$594,450	$—	$697,387

Other Financial Instruments[1]
Futures	$22	$—	$—	$22
Written Options & Swaptions	(7)	—	—	(7)
Credit Default Swap Agreements	—	(252)	—	(252)

U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$8,889	$—	$8,889
Corporate Bond	—	257	—	257
U.S. Treasury Obligations	—	197,931	—	197,931
Yankee Dollar	—	134	—	134
Time Deposit	—	188	—	188
Mutual Fund	7,332	—	—	7,332

Total Investments	$7,332	$207,399	$—	$214,731

Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$362,940	$—	$362,940
Mutual Fund	17,227	—	—	17,227

Total Investments	$17,227	$362,940	$—	$380,167

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$184,741	$—	$184,741
Yankee Dollars	—	34,466	—	34,466
Mutual Funds	46,121	—	—	46,121

Total Investments	$46,121	$219,207	$—	$265,328

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,708	$—	$2,708
Collateralized Mortgage Obligations	—	10,736	—	10,736
U.S. Government Agency Mortgages	—	166,929	—	166,929
Yankee Dollars	—	408	—	408
Mutual Fund	34,524	—	—	34,524

Total Investments	$34,524	$180,781	$—	$215,305

Other Financial Instruments[2]
TBA Sale Commitments	$—	$(1,634)	$—	$(1,634)

Short-Term Municipal Portfolio
Municipal Bonds	$—	$16,958	$—	$16,958
Mutual Fund	81	—	—	81

Total Investments	$81	$16,958	$—	$17,039

Intermediate Municipal Portfolio
Municipal Bonds	$—	$368,334	$—	$368,334
Corporate Bond	—	—	—	—
Time Deposit	—	2,303	—	2,303
Mutual Fund	20,663	—	—	20,663

Total Investments	$20,663	$370,637	$—	$391,300

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$72,308	$—	$72,308
Mutual Fund	4,705	—	—	4,705

Total Investments	$4,705	$72,308	$—	$77,013

Amounts designated as “—” are $0 or have been rounded to $0.

[1]

Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

[2]	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at the time.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 2 to Level 1 during the period ended December 31, 2017.

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

There were transfers from Level 1 to Level 2 during the period ended December 31, 2017. On December 31, 2017, the Portfolios shown below systematically fair valued foreign securities trading on foreign stock exchanges that close before U.S. stock exchanges but did not systematically fair value foreign securities on June 30, 2017 resulting in transfers from Level 1 to Level 2.

Portfolio	Transfers from Level 1 to Level 2 (000)
Commodity Portfolio
Common Stocks	$257,182

ESG Growth Portfolio
Common Stocks	75,852

Catholic SRI Portfolio
Common Stocks	14,097

International Portfolio
Common Stocks	1,029,202

Institutional International Portfolio
Common Stocks	1,997,691

Emerging Markets Portfolio
Common Stocks	1,205,249

C.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Restricted Securities.    A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At December 31, 2017, all restricted securities were deemed liquid.

E.    Allocations.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Class-specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class-specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F.    Dividends and Capital Gain Distributions to Shareholders.    The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, Inflation Protected Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio, and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis. The International Portfolio and Institutional International Portfolio declare and distribute dividends from net

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The following table is a summary of each Portfolio’s open repurchase agreements that are subject to offset under an MRA on a net basis as of December 31, 2017 (amounts in thousands):

Portfolio	Value of Repurchase Agreements	Value of Collateral Received	Net Amount
Commodity Portfolio	$40,300	$40,300	$—

H.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I.    Commission Recapture.    Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ending December 31, 2017, the following commissions were recaptured:

Portfolio	Commissions Recaptured (000)
Value Portfolio	$13
Institutional Value Portfolio	22
Growth Portfolio	7
Institutional Growth Portfolio	7
Small Cap–Mid Cap Portfolio	5
Institutional Small Cap–Mid Cap Portfolio	1

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Portfolio	Commissions Recaptured (000)
Commodity Portfolio	$1
International Portfolio	5
Institutional International Portfolio	8
Emerging Markets Portfolio	7

J.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)	value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)	purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2017 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased options	Investments, at value for written options	Unrealized appreciation on forward currency contracts*	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$37	$—	$—	$—	$—
Institutional Value Portfolio	332	—	—	—	—
Institutional Growth Portfolio	83	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	22	—	—	—	—
Real Estate Portfolio	14	—	—	—	—
Commodity Portfolio	291	—	—	—	—
International Portfolio	342	—	—	—	—
Institutional International Portfolio	1,458	—	—	—	—
Emerging Markets Portfolio	2,550	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	378	—	—	3	—

Commodity Risk Exposure:
Commodity Portfolio	1,336	98	—	—	1,158

Interest Rate Risk Exposure:
Commodity Portfolio	1	5	—	—	67
Fixed Opportunity Portfolio	100	13	—	—	—

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

	Liabilities
Portfolio	Net unrealized depreciation on futures contracts*	Purchased options, at fair value	Written options, at fair value	Unrealized depreciation on forward currency contracts*	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$9	$—	$—	$—	$—
Growth Portfolio	103	—	—	—	—
Small Cap-Mid Cap Portfolio	19	—	—	—	—
Commodity Portfolio	—	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	—	—	—	11	—
International Portfolio	29	—	—	19	—
Institutional International Portfolio	59	—	—	3	—

Commodity Risk Exposure:
Commodity Portfolio	438	—	15	—	42

Interest Rate Risk Exposure:
Commodity Portfolio	2	—	—	—	110
Fixed Opportunity Portfolio	78	—	7	—	252

*

Total fair value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent appreciation (for asset derivatives) or depreciation (for liability derivatives). For futures contracts and centrally cleared swaps, the amounts represent their cumulative appreciation/depreciation, which includes movements of variation margin.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ending December 31, 2017 (amounts in thousands):

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from forward currency contracts	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Value Portfolio	$1,024	$—	$—	$—	$—
Institutional Value Portfolio	4,948	—	—	—	—
Growth Portfolio	1,722	—	—	—	—
Institutional Growth Portfolio	1,339	—	—	—	—
Small Cap-Mid Cap Portfolio	182	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	351	—	—	—	—
Real Estate Portfolio	257	—	—	—	—
Commodity Portfolio	5,166	—	—	—	—
ESG Growth Portfolio	65	—	—	—	—
International Portfolio	1,377	—	—	—	—
Institutional International Portfolio	9,312	—	—	—	—
Emerging Markets Portfolio	5,808	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	660	—	—	24	—
ESG Growth Portfolio	—	—	—	3	—
Catholic SRI Growth Portfolio	—	—	—	1	—
International Portfolio	537	—	—	(3)	—
Institutional International Portfolio	—	—	—	59	—
Emerging Markets Portfolio	—	—	—	98	—

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from forward currency contracts	Net realized gains/(losses) from swap transactions

Commodity Risk Exposure:
Commodity Portfolio	$(46)	$32	$—	$—	$1,031

Interest Rate Risk Exposure:
Commodity Portfolio	6	(4)	—	—	—
Fixed Opportunity Portfolio	(169)	(308)	—	—	—

Credit Risk Exposure:
Fixed Opportunity Portfolio	—	—	—	—	(14)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased options	Change in unrealized appreciation/ (depreciation) on forward currency contracts	Change in unrealized appreciation/ (depreciation) on swaps
Equity Risk Exposure:
Value Portfolio	$225	$—	$—	$—	$—
Institutional Value Portfolio	498	—	—	—	—
Growth Portfolio	312	—	—	—	—
Institutional Growth Portfolio	293	—	—	—	—
Small Cap-Mid Cap Portfolio	1	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	43	—	—	—	—
Real Estate Portfolio	33	—	—	—	—
Commodity Portfolio	622	—	—	—	—
International Portfolio	331	—	—	—	—
Institutional International Portfolio	1,433	—	—	—	—
Emerging Markets Portfolio	2,768	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	1,095	—	—	(14)	—
International Portfolio	(428)	—	—	(19)	—
Institutional International Portfolio	(894)	—	—	(3)	—

Commodity Risk Exposure:
Commodity Portfolio	(464)	—	1	—	640

Interest Rate Risk Exposure:
Commodity Portfolio	4	—	—	—	40
Fixed Opportunity Portfolio	7	39	(81)	—	—

Credit Risk Exposure:
Fixed Opportunity Portfolio	—	—	—	—	(46)

Amounts designated as “—” are $0 or have been rounded to $0.

The Trust is generally subject to master netting agreements (“MNA”) that allow for amounts owed between the Portfolios and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

MNA. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to transact net amounts with counterparties at December 31, 2017.

As of December 31, 2017, each Portfolio’s derivative assets and liabilities by type are as follows (amounts in thousands):

	Value Portfolio		Institutional Value Portfolio		Growth Portfolio		Institutional Growth Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$35	$—	$330	$—	$—	$104	$80	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	35	—	330	—	—	104	80	—
Derivatives not subject to a MNA or similar agreement	(35)	—	(330)	—	—	(104)	(80)	—

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

	Small Cap-Mid Cap Portfolio		Institutional Small Cap-Mid Cap Portfolio		Real Estate Portfolio		Commodity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$19	$22	$—	$14	$—	$2,006	$440
Forward currency contracts	—	—	—	—	—	—	3	11
Option contracts*	—	—	—	—	—	—	103	15
Swap agreements	—	—	—	—	—	—	1,095	87

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	19	22	—	14	—	3,207	553
Derivatives not subject to a MNA or similar agreement	—	(19)	(22)	—	(14)	—	(2,104)	(455)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$1,103	$98

	International Portfolio		Institutional International Portfolio		Emerging Markets Portfolio		Fixed Opportunity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$313	$—	$1,399	$—	$2,550	$—	$100	$—
Forward currency contracts	—	19	—	3	—	—	—	—
Option contracts*	—	—	—	—	—	—	13	7
Swap agreements	—	—	—	—	—	—	—	252

Total derivative assets and liabilities in the Statements of Assets and Liabilities	313	19	1,399	3	2,550	—	113	259
Derivatives not subject to a MNA or similar agreement	(313)	(19)	(1,399)	(3)	(2,550)	—	(113)	(7)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$252

*	Includes options contracts purchased at value as reported in the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

The following table represents the Commodity Portfolio’s derivative assets by counterparty, net of amounts available for offset under an MNA and net of the related collateral received by the Portfolio as of December 31, 2017 (amounts in thousands).

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Commodity Portfolio
BNP Paribas	$159	$(4)	$—	$—	$155
Canadian Imperial Bank of Commerce	132	—	—	—	132
Deutsche Bank	5	(5)	—	—	—
Goldman Sachs	157	—	—	—	157
JP Morgan Chase	638	(15)	—	—	623
Macquarie	12	—	—	—	12

Total	$1,103	$(24)	$—	$—	$1,079

The following table represents the Commodity Portfolio’s and the Fixed Opportunity Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under an MNA and net of the related collateral pledged by the Portfolios as of December 31, 2017 (amounts in thousands).

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Commodity Portfolio
Barclays Bank	$28	$—	$—	$—	$28
BNP Paribas	4	(4)	—	—	—
Deutsche Bank	51	(5)	—	—	46
JP Morgan Chase	15	(15)	—	—	—

Total	$98	$(24)	$—	$—	$74

Fixed Opportunity Portfolio
Morgan Stanley	$252	$—	$—	$(220)	$32

Total	$252	$—	$—	$(220)	$32

(a)

The actual collateral received or pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if the counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2017 are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at December 31, 2017, the Portfolios entered into currency contracts to settle trades in

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and Liabilities. The settlement value of the forward contracts outstanding at December 31, 2017 and the month-end average contract amount for all forward contracts during the period ending December 31, 2017 are detailed in the table below:

	Outstanding Notional Amount (000)		Monthly Average Notional Amount (000)
Forward Foreign Currency Exchange Contracts:	Long	Short	Long	Short
Commodity Portfolio	$121	$518	$546	$1,068
International Portfolio	146	6,622	24	1,104
Institutional International Portfolio	169	697	28	116
Emerging Markets Portfolio	42	—	7	3

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at December 31, 2017 and the month-end average notional amount for the period ending December 31, 2017 are detailed in the table below:

	Outstanding Notional Amount (000)		Monthly Average Notional Amount (000)
Futures Contracts:	Long	Short	Long	Short
Value Portfolio	$31,758	$—	$13,053	$—
Institutional Value Portfolio	50,691	—	53,126	—
Growth Portfolio	30,461	—	17,303	—
Institutional Growth Portfolio	34,664	—	17,227	—
Small Cap-Mid Cap Portfolio	13,444	—	4,575	—
Institutional Small Cap-Mid Cap Portfolio	9,449	—	4,744	—
Real Estate Portfolio	9,192	—	11,403	—
Commodity Portfolio	69,751	5,345	78,230	4,522
ESG Growth Portfolio	—	—	660	—
International Portfolio	52,672	11,922	24,082	11,977
Institutional International Portfolio	110,662	24,848	110,545	24,962
Emerging Markets Portfolio	49,225	—	47,840	—
Fixed Opportunity Portfolio	31,738	31,283	31,733	31,512

Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Written Options Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The notional value of purchased and written options outstanding at December 31, 2017 and the month-end average notional amount for the period ending December 31, 2017 are detailed in the table below:

Option Contracts:	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Commodity Portfolio	$142	$3,003
Fixed Opportunity Portfolio	858	1,264

Swap Agreements:    Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation or depreciation on swap agreements on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the Statement of Assets and Liabilities.

Interest Rate Swaps:    Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statement of Operations. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation or depreciation on swap agreements on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the Statement of Assets and Liabilities.

Total Return Swaps:    Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps:    Certain of the Portfolios may invest in variance swaps to gain or reduce exposure to the underlying reference securities. Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The unrealized gain or loss at December 31, 2017 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

swap agreements outstanding at December 31, 2017 and the month-end average notional amount for the period ending December 31, 2017 are detailed in the tables below (amounts in thousands):

	Outstanding Notional Amount	Monthly Average Notional Amount

Interest Rate Swap Agreements:
Commodity Portfolio	$5,918	$5,944

Variance Swap Agreements:
Commodity Portfolio	759	543

Total Return Swap Agreements:
Commodity Portfolio	1,465	1,366

Commodity Swap Agreements:
Commodity Portfolio	23,017	22,976

Commodity Forward Swap Agreements:
Commodity Portfolio	47	67

	Outstanding Notional Amount		Monthly Average Notional Amount
	Buy Protection	Sell Protection	Buy Protection	Sell Protection
Credit Default Swap Agreements:
Fixed Opportunity Portfolio	$—	$39,508	$—	$19,772

L.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond resulting from inflation or deflation, respectively, as measured by the change in the Consumer Price Index, will be included as interest income or loss on the Statements of Operations, even though investors do not receive their principal until maturity. During the period ending December 31, 2017, the Inflation Protected Portfolio recognized income due to the increase in the Consumer Price Index.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest payments on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only changes in real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments are generally indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time and, in which case, the principal and income of an inflation-protected bond will decline and may result in losses.

M. Bank Loans.    Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the

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Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments. The Portfolios did not hold any bank loans as of December 31, 2017.

All or a portion of any bank loans may be unfunded. A Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligations. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments.

N.    Securities Lending.    Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at December 31, 2017 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at December 31, 2017 (amounts in thousands):

Portfolio	Value of Securities on Loan	Value of Collateral Received*	Net Amount

Value Portfolio	$1,399	$1,399	$—
Institutional Value Portfolio	5,250	5,250	—
Growth Portfolio	62	62	—
Institutional Growth Portfolio	105	105	—
Small Cap-Mid Cap Portfolio	327	327	—
Institutional Small Cap-Mid Cap Portfolio	807	807	—
Commodity Portfolio	18,541	18,541	—
Catholic SRI Growth Portfolio	3	3	—
International Portfolio	12,772	12,772	—
Institutional International Portfolio	36,960	36,960	—
Emerging Markets Portfolio	15,296	15,296	—
Fixed Opportunity Portfolio	12,559	12,559	—

*

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.

Securities lending transactions as of December 31, 2017 (amounts in thousands):

	Security Type			Remaining Contractual Maturity of the Agreements
Portfolio	Common Stock	Corporate Bonds	Yankee Dollars	Overnight and Continuous	Up to 30 days	Total Value of Securities on Loan	Value of Collateral Received	Net Amount Due to/(from) Counterparty
Value Portfolio	$1,399	$—	$—	$1,399	$—	$1,399	$1,424	$25
Institutional Value Portfolio	5,250	—	—	5,250	—	5,250	5,346	96
Growth Portfolio	62	—	—	62	—	62	69	7
Institutional Growth Portfolio	105	—	—	105	—	105	116	11
Small Cap-Mid Cap Portfolio	327	—	—	327	—	327	340	13

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

	Security Type			Remaining Contractual Maturity of the Agreements
Portfolio	Common Stock	Corporate Bonds	Yankee Dollars	Overnight and Continuous	Up to 30 days	Total Value of Securities on Loan	Value of Collateral Received	Net Amount Due to/(from) Counterparty
Institutional Small Cap-Mid Cap Portfolio	$807	$—	$—	$807	$—	$807	$844	$37
Commodity Portfolio	18,541	—	—	17,042	1,499	18,541	19,295	754
Catholic SRI Growth Portfolio	3	—	—	3	—	3	3	—
International Portfolio	12,772	—	—	12,772	—	12,772	13,421	649
Institutional International Portfolio	36,960	—	—	36,960	—	36,960	41,099	4,139
Emerging Markets Portfolio	15,296	—	—	15,296	—	15,296	16,502	1,206
Fixed Opportunity Portfolio	—	11,303	1,256	12,559	—	12,559	14,237	1,678

O.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The following table summarizes the structure, incorporation and relationship information of the Funds, and certain financial information of the Funds recognized in the consolidated financial statements referred to above (amounts in thousands).

	HC Commodity Related Securities Fund, Ltd.	HC Commodity Related Securities Fund II, Ltd.
Date of Incorporation	April 27, 2011	June 2, 2011

Fund Net Assets
Commodity Portfolio	$9,871	$8,800
Subsidiary percentage of Fund net assets	1.12%	1.00%

Consolidated Financial Statement Information
Total assets	$9,949	$9,444
Total liabilities	78	644
Net assets	9,871	8,800
Total investment income	40	44
Net investment income	40	44
Net realized gains/(losses) from investment transactions and foreign currency translations	(17)	9
Net realized gains/(losses) from futures transactions	2,467	12
Net realized gains/(losses) from written options transactions	2	(6)
Net realized gains/(losses) from swap transactions	10	1,011
Net realized gains/(losses) from forward currency contracts	—	33
Change in net unrealized appreciation/(depreciation) on investments and foreign currency translations	108	—
Change in net unrealized appreciation/(depreciation) on futures	563	(22)
Change in net unrealized appreciation/(depreciation) on written options	—	1
Change in net unrealized appreciation/(depreciation) on swaps	58	623

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

	HC Commodity Related Securities Fund, Ltd.	HC Commodity Related Securities Fund II, Ltd.
Change in net unrealized appreciation/(depreciation) on forward currency contracts	$—	$(21)
Net realized/unrealized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	3,191	1,640
Change in net assets resulting from operations	3,231	1,684

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds. The consolidated financial statements include the accounts of the Commodity Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

P.    Investment Company Reporting Modernization.    In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce two new regulatory reporting forms for investment companies—Form N-PORT and Form N-CEN—and also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Portfolios’ adoption of these amendments, effective with the financial statements prepared as of December 31, 2017, required additional disclosures reflected herein, but had no effect on the Portfolios’ net assets or results of operations.

Q.    Recent Accounting Pronouncements.    In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

3.    INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the period ending December 31, 2017, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
AllianceBernstein, L.P.	$380	0.33	%(a)
Cadence Capital Management, LLC	100	0.065	%(b)
Mellon Capital Management Corporation	22	0.065	%(c)
Parametric Portfolio Associates, LLC	13	0.13	%(d)
Parametric Portfolio Associates, LLC	—	0.35	%(e)(f)
Parametric Portfolio Associates, LLC	2	—	%(e)(g)

Total	$517	0.17%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Institutional Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
AllianceBernstein, L.P.	$522	0.33	%(a)
Cadence Capital Management, LLC	114	0.065	%(b)
Mellon Capital Management Corporation	31	0.065	%(c)
Pacific Investment Management Company, LLC	—	0.25	%(e)
Parametric Portfolio Associates, LLC	28	0.09	%(d)
Parametric Portfolio Associates, LLC	—	0.35	%(e)(f)
Parametric Portfolio Associates, LLC	2	—	%(e)(g)

Total	$697	0.17%

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.065	%(b)(e)
Jennison Associates, LLC	251	0.27	%(h)
Mellon Capital Management Corporation	105	0.065	%(c)
Sustainable Growth Advisers, LP	401	0.29	%(i)
Parametric Portfolio Associates, LLC	16	0.10	%(d)
Parametric Portfolio Associates, LLC	—	0.35	%(e)(f)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$773	0.19%

Institutional Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.065	%(b)(e)
Jennison Associates, LLC	347	0.27	%(h)
Mellon Capital Management Corporation	162	0.065	%(c)
Pacific Investment Management Company, LLC	—	0.25	%(e)
Sustainable Growth Advisers, LP	420	0.29	%(i)
Parametric Portfolio Associates, LLC	13	0.08	%(d)
Parametric Portfolio Associates, LLC	—	0.35	%(e)(f)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$942	0.18%

Small Cap–Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Advisory Research, Inc.	$70	0.85%
Ariel Investments, LLC	29	0.76	%(j)
Cadence Capital Management, LLC	—	0.065	%(b)(e)
Frontier Capital Management Company, LLC	84	0.45	%(k)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$—	0.065	%(c)
Pzena Investment Management, LLC	38	1.00%
RMB Capital Management, LLC	121	0.70%
Parametric Portfolio Associates, LLC	7	0.23	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$349	0.63%

Institutional Small Cap–Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Advisory Research, Inc.	$93	0.85%
Ariel Investments, LLC	—	1.00	%(e)(j)
Cadence Capital Management, LLC	—	0.065	%(b)(e)
Frontier Capital Management Company, LLC	121	0.45	%(k)
Mellon Capital Management Corporation	—	0.065	%(c)
Pzena Investment Management, LLC	42	1.00%
RMB Capital Management, LLC	200	0.70%
Parametric Portfolio Associates, LLC	7	0.25	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$463	0.63%

Real Estate Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.10	%(e)(l)
Mellon Capital Management Corporation	—	0.10	%(e)(m)
Wellington Management Company, LLP	366	0.70	%(n)
Parametric Portfolio Associates, LLC	10	0.15	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$376	0.64%

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.10	%(e)(l)
Mellon Capital Management Corporation	253	0.10	%(m)
Pacific Investment Management Company, LLC	54	0.49%
Vaughan Nelson Investment Management, L.P.	47	0.34	%(o)
Wellington Management Company, LLP	507	0.60	%(p)
Wellington Management Company, LLP	99	0.75	%(q)
Parametric Portfolio Associates, LLC	33	0.08	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$993	0.24%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

ESG Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(e)
Cadence Capital Management, LLC	62	0.14	%(r)
Mellon Capital Management Corporation	31	0.09	%(s)
Parametric Portfolio Associates, LLC	5	0.15	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$98	0.13%

Catholic SRI Growth Portfolio

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(e)
Cadence Capital Management, LLC	11	0.14	%(t)
Mellon Capital Management Corporation	6	0.09	%(u)
Parametric Portfolio Associates, LLC	—	0.15	%(d)(e)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$17	0.12%

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$544	0.63	%(v)
Cadence Capital Management, LLC	—	0.13	%(e)(w)
Cadence Capital Management, LLC	323	0.10	%(x)
Causeway Capital Management, LLC	1,031	0.45%
City of London Investment Management Company, Ltd.	—	0.74	%(e)(y)
Mellon Capital Management Corporation	—	0.10	%(e)(z)
Mellon Capital Management Corporation	—	0.13	%(e)(aa)
Parametric Portfolio Associates, LLC	12	0.13	%(d)
Parametric Portfolio Associates, LLC	3	0.50	%(g)

Total	$1,913	0.30%

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$684	0.63	%(v)
Cadence Capital Management, LLC	—	0.13	%(e)(w)
Cadence Capital Management, LLC	691	0.10	%(x)
Causeway Capital Management, LLC	1,135	0.45%
City of London Investment Management Company, Ltd.	283	0.62	%(y)
Lazard Asset Management LLC	509	0.36	%(bb)
Mellon Capital Management Corporation	—	0.10	%(e)(z)
Mellon Capital Management Corporation	—	0.13	%(e)(aa)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Specialist Manager	Amount Earned (000)	Fee
Parametric Portfolio Associates, LLC	$45	0.08	%(d)
Parametric Portfolio Associates, LLC	5	0.11	%(g)

Total	$3,352	0.26%

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
The Boston Company Asset Management, LLC	$2,441	0.58	%(cc)
Cadence Capital Management, LLC	—	0.13	%(e)(w)
City of London Investment Management Company, Ltd.	—	1.00	%(e)(dd)
Mellon Capital Management Corporation	350	0.13	%(aa)
RBC Global Asset Management (UK) Limited	1,222	0.68	%(ee)
Parametric Portfolio Associates, LLC	30	0.09	%(d)
Parametric Portfolio Associates, LLC	—	0.05	%(e)(g)

Total	$4,043	0.45%

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$14	0.08%
Mellon Capital Management Corporation	15	0.06	%(ff)
Mellon Capital Management Corporation	—	0.15	%(e)

Total	$29	0.07%

Fixed Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Fort Washington Investment Advisors, Inc.	$455	0.20	%(gg)
Mellon Capital Management Corporation	—	0.25	%(e)
Western Asset Management Company, Ltd.	590	0.75%
Parametric Portfolio Associates, LLC	18	0.09	%(d)
Parametric Portfolio Associates, LLC	13	0.08	%(g)

Total	$1,076	0.31%

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$63	0.06%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Inflation Protected Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$72	0.04	%(hh)

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$88	0.08%
Mellon Capital Management Corporation	—	0.15	%(e)

Total	$88	0.08%

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$53	0.06%

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$11	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Standish Mellon Asset Management Company, LLC	$312	0.17	%(ii)

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$46	0.125%

(a)

AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which shall be payable monthly in arrears, of 0.37% of the average daily net assets of the first $150 million of the Combined Assets (as defined below), 0.35% of the next $150 million of Combined Assets, and 0.29% of the Combined Assets exceeding $300 million.

“Combined Assets” shall mean the sum of: the net assets of the portion of the Value Portfolio and the Institutional Value Portfolio managed by AllianceBernstein, and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein for certain other clients of the Trust’s primary adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

(b)

Cadence Capital Management, LLC (“Cadence”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(c)

Mellon Capital Management Corporation (“Mellon”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

(d)

With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”) receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined Liquidity Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. 1/12 of such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to that Portfolio.

“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its Liquidity Strategy.

(e)	Specialist Manager approved by the Board but a strategy to which no assets were allocated during the period ending December 31, 2017.

(f)

With respect to its Defensive Strategy, Parametric receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.35% of the first $50 million of the Combined Defensive Assets (as defined below) and 0.25% of Combined Defensive Assets over $50 million.

“Combined Defensive Assets” shall mean the sum of: the net assets of that portion of the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, and Institutional Growth Portfolio managed by Parametric for investment in its Defensive Strategy.

(g)

With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to that Portfolio.

(h)

Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600 million;

— 0.20% on the next $4 billion; and

— 0.25% on the balance

(i)

Sustainable Growth Advisers, LP (“SGA”) receives a fee, which shall be calculated daily and payable monthly, at an annual rate of 0.35% of the first $200 million of Combined Assets (as defined below); 0.30% of the next $200 million of Combined Assets; 0.25% of the next $200 million of Combined Assets; 0.22% of the next $400 million of Combined Assets; and 0.20% of Combined Assets exceeding $1 billion.

“Combined Assets” shall mean the sum of: the net assets managed by SGA in the Growth Portfolio, the net assets managed by SGA in the Institutional Growth Portfolio, and the net assets invested in the same strategy as the Portfolios that are managed by SGA for certain other clients of the Trust’s primary adviser.

(j)

For its services to the Small Cap-Mid Cap Portfolio and the Institutional Small Cap-Mid Cap Portfolio, Ariel Investments, LLC (“Ariel”) receives an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million of Combined Assets, and 0.50% of the Combined Assets exceeding $20 million. Ariel did not manage assets for the Institutional Small Cap-Mid Cap Portfolio during the period shown in the table.

“Combined Assets” shall mean the sum of: the net assets managed by Ariel in the Small Cap-Mid Cap Portfolio, the Institutional Small Cap-Mid Cap Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by Ariel for certain other clients of the Trust’s primary adviser or certain of its affiliates.

(k)

Frontier Capital Management Company, LLC (“Frontier”) receives a fee, which shall be calculated daily and payable monthly, at an annual rate of 0.45% of the first $90 million of Combined Assets (as defined below) and 0.75% of Combined Assets exceeding $90 million.

“Combined Assets” shall mean the sum of: the net assets managed by Frontier in the Small Cap-Mid Cap Portfolio, the net assets managed by Frontier in the Institutional Small Cap-Mid Cap Portfolio, and the net assets invested in the same strategy as the Portfolios that are managed by Frontier for certain other clients of the Trust’s primary adviser.

(l)

Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(m)

Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(n)

Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

“Combined Assets” shall mean the sum of: the net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.

(o)

Vaughan Nelson Investment Management L.P. (“Vaughan Nelson”) receives a fee, which is calculated daily and payable quarterly, at the annual rate of 0.35% of the first $25 million of Combined Assets (as defined below), 0.25% of the next $75 million of Combined Assets, and 0.20% of the Combined Assets exceeding $100 million.

“Combined Assets” shall mean the sum of: the net assets of the Commodity Portfolio and the net assets managed by Vaughan Nelson in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

(p)

With respect to its Global National Resources Strategy (“GNRS”), Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.60% of the average daily net assets of the GNRS account, so long as at least $150 million in assets are present in the GNRS and 0.85% if less than $150 million in assets are present in the GNRS. Effective November 1, 2017 through December 31, 2017, Wellington has temporarily and voluntarily waived fees in excess of 0.25% of the average daily net assets in the Portfolio.

(q)

With respect to its Commodity Futures Strategy account, Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy account.

(r)

For its services to the Portfolio, Cadence receives a fee calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”).

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets; Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets; Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets; and Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

(s)

With respect to the Domestic Large Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.09% of the net assets value of Designated Assets.

Effective June 23, 2018, the third anniversary of the agreement effective date, Mellon will be entitled to receive a fee, which shall be calculated daily and payable monthly in arrears at a rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million and at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

With respect to the Developed Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.14% of the net asset value of Designated Assets.

Effective June 23, 2018, the third anniversary of the agreement effective date, Mellon will be entitled to receive a fee, which shall be calculated daily and payable monthly in arrears at a rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million and at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

With respect to the Domestic Small and Mid Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.12% of such net assets.

With respect to the Emerging Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.18% of such net assets.

(t)

For its services to the Portfolio, Cadence receives a fee calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it based on the asset class in which assets of the account are invested, as set forth below. In each case, the annual rate set forth is applied to the average daily net assets of that portion of the assets allocated to the designated asset class (“Designated Assets”).

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Domestic Large Cap Equity Securities at the rate of 0.09% of the net asset value of Designated Assets; Domestic Small and Mid Cap Equity Securities at the rate of 0.12% of the net asset value of Designated Assets; Developed Markets International Equity Securities at the rate of 0.14% of the net asset value of Designated Assets; and Emerging Markets International Equity Securities at the rate of 0.18% of the net asset value of Designated Assets.

(u)

With respect to the Domestic Large Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.09% of the net assets value of Designated Assets.

Effective December 5, 2018, the third anniversary of the agreement effective date, Mellon will be entitled to receive a fee, which shall be calculated daily and payable monthly in arrears at a rate of 0.12% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million and at the rate of 0.09% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

With respect to Domestic Small and Mid Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.12% of the net assets value of Designated Assets.

With respect to the Developed Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.14% of the net assets value of Designated Assets.

Effective December 5, 2018, the third anniversary of the agreement effective date, Mellon will be entitled to receive a fee, which shall be calculated daily and payable monthly in arrears at a rate of 0.20% of the net asset value of Designated Assets if the net asset value of such assets is less than $100 million and at the rate of 0.14% of the net asset value of Designated Assets if the net asset value of such assets equals or exceeds $100 million.

With respect to the Emerging Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.18% of such net assets.

(v)

Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

— 0.80% on assets up to $50 million; and

— 0.60% on assets in excess of $50 million

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

(w)

With respect to the emerging markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(x)

With respect to the developed markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(y)

City of London Investment Management Company, Ltd. (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(z)

With respect to the developed markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(aa)

With respect to the emerging markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or one of its affiliates serves as investment adviser.

(bb)

Lazard Asset Management, LLC (“Lazard”) receives a fee which shall be payable monthly in arrears at the annual rate of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the Portfolio managed by Lazard.

(cc)

The Boston Company Asset Management, LLC (“Boston Company”) receives an annual fee of 0.90% of the average daily net assets of the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; 0.55% of the average daily net assets on the next $200 million; and 0.50% of the average daily net assets over $400 million of that portion of the Portfolio managed by Boston Company.

(dd)

CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the Combined Assets (as defined below); 0.80% of the next $100 million of the Combined Assets; and 0.50% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(ee)

RBC Global Asset Management (U.K.) Limited receives a fee which shall be payable quarterly in arrears at the annual rate of 0.80% of the first $100 million of Combined Assets; 0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million.

“Combined Assets” shall mean the sum of (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co serves as investment adviser and for which Portfolio Manager provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

(ff)

Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.06% of the average daily net assets of the U.S. mortgage- and asset-backed and U.S. Government securities portions of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.06% of the average daily net assets of the U.S. Government Fixed Income Portfolio and the U.S. Mortgage/Asset Backed Fixed Income Portfolio.

(gg)

Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable quarterly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, 0.25% of the Combined Assets of the next $100 million, and 0.20% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(hh)

Mellon receives a fee, which shall be payable monthly in arrears, at the annual rate of: 0.04% of the average daily net assets invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets invested according to an emerging-markets inflation-protected securities strategy.

(ii)

Standish Mellon Asset Management Company LLC (“Standish Mellon”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $100 million. Standish Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Standish Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Standish Mellon for the benefit of certain investors who are clients of the Trust’s primary adviser.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion.

FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. Currently, the Adviser is voluntarily waiving all fees associated with the Distribution Plan, and there is no current intention to collect such a fee.

Unified Financial Securities, LLC (“Unified”), a wholly-owned subsidiary of Ultimus Fund Solutions LLC, provides certain distribution services to the Trust. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.

Alaric Compliance Services, LLC (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric is compensated $150,000 per year.

The Portfolios may use related party broker-dealers. For the period ended December 31, 2017, the following Portfolio incurred brokerage commissions with broker-dealers affiliated with the Specialist Managers as follows:

Portfolio	Commissions Amount (000)
Emerging Markets Portfolio	$12

4.    PURCHASE AND SALE TRANSACTIONS.    The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities, for the period ending December 31, 2017 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$159,334	$169,589
Institutional Value Portfolio	115,731	89,657
Growth Portfolio	165,352	201,671
Institutional Growth Portfolio	96,909	133,814
Small Cap–Mid Cap Portfolio	26,822	38,704
Institutional Small Cap–Mid Cap Portfolio	36,045	35,889
Real Estate Portfolio	30,004	24,045
Commodity Portfolio	133,554	129,535
ESG Growth Portfolio	13,708	14,630
Catholic SRI Growth Portfolio	3,866	3,582
International Portfolio	195,790	211,257
Institutional International Portfolio	426,257	394,084
Emerging Markets Portfolio	338,314	408,600
Core Fixed Income Portfolio	8,836	16,539
Fixed Opportunity Portfolio	117,813	115,229
U.S. Corporate Fixed Income Portfolio	63,768	55,197
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,473	726
Short-Term Municipal Portfolio	3,509	3,750
Intermediate Municipal Portfolio	54,273	38,185
Intermediate Municipal II Portfolio	12,148	8,032

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the period ending December 31, 2017 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Commodity Portfolio	$168	$1,195
Core Fixed Income Portfolio	6,900	16,347
Fixed Opportunity Portfolio	10,308	—
U.S. Government Fixed Income Portfolio	37,698	36,212
Inflation Protected Portfolio	46,149	33,427
U.S. Mortgage/Asset Backed Fixed Income Portfolio	21,595	12,614

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

5.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2014 to 2016, and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A.    Unrealized Appreciation/Depreciation on investments (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$506,870	$151,649	$(11,128)	$140,521
Institutional Value Portfolio	749,916	183,383	(26,083)	157,300
Growth Portfolio	502,155	323,995	(6,994)	317,001
Institutional Growth Portfolio	726,014	431,955	(15,817)	416,138
Small Cap Mid–Cap Portfolio	84,884	33,391	(5,586)	27,805
Institutional Small Cap–Mid Cap Portfolio	119,079	49,581	(5,559)	44,022
Real Estate Portfolio	107,757	20,729	(2,189)	18,540
ESG Growth Portfolio	137,043	28,510	(4,627)	23,883
Catholic SRI Growth Portfolio	24,743	6,627	(403)	6,224
International Portfolio	1,137,248	250,504	(42,035)	208,469
Institutional International Portfolio	2,334,371	459,592	(89,786)	369,806
Emerging Markets Portfolio	1,591,496	325,718	(86,135)	239,583
Core Fixed Income Portfolio	92,511	1,055	(472)	583
Fixed Opportunity Portfolio	675,823	32,550	(11,304)	21,246
U.S. Government Fixed Income Portfolio	214,737	2,375	(2,381)	(6)
Inflation Protected Portfolio	374,332	7,095	(1,260)	5,835
U.S. Corporate Fixed Income Portfolio	260,427	5,395	(494)	4,901
U.S. Mortgage/Asset Backed Fixed Income Portfolio	213,755	1,303	(1,388)	(85)
Short-Term Municipal Portfolio	17,111	12	(84)	(72)
Intermediate Municipal Portfolio	393,153	4,251	(6,104)	(1,853)
Intermediate Municipal II Portfolio	75,370	1,771	(128)	1,643

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, and in-kind purchase by an investor that, for tax purposes, created a controlling interest in a Portfolio.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal year ending June 30, 2017 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended June 30, 2017	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	In Excess of Net Investment Income	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$17,474	$17,692	$35,166	$—	$35,166	$—	$35,166
Institutional Value Portfolio	24,153	29,406	53,559	—	53,559	—	53,559
Growth Portfolio	10,748	41,125	51,873	—	51,873	—	51,873
Institutional Growth Portfolio	19,107	61,384	80,491	—	80,491	—	80,491
Small Cap–Mid Cap Portfolio	89	—	89	47	136	—	136
Institutional Small Cap–Mid Cap Portfolio	188	2,379	2,567	—	2,567	—	2,567
Real Estate Portfolio	2,191	9,896	12,087	—	12,087	—	12,087
ESG Growth Portfolio	3,827	—	3,827	—	3,827	—	3,827
Catholic SRI Growth Portfolio	1,271	—	1,271	—	1,271	—	1,271
International Portfolio	34,104	—	34,104	—	34,104	—	34,104
Institutional International Portfolio	67,853	—	67,853	—	67,853	—	67,853
Emerging Markets Portfolio	39,612	—	39,612	2,252	41,864	—	41,864
Core Fixed Income Portfolio	1,941	—	1,941	—	1,941	—	1,941
Fixed Opportunity Portfolio	36,119	—	36,119	—	36,119	—	36,119
U.S. Government Fixed Income Portfolio	3,597	1,686	5,283	—	5,283	—	5,283
Inflation Protected Portfolio	9,596	—	9,596	—	9,596	—	9,596
U.S. Corporate Fixed Income Portfolio	6,632	675	7,307	—	7,307	—	7,307
U.S. Mortgage/Asset Backed Fixed Income Portfolio	4,778	—	4,778	—	4,778	—	4,778
Short-Term Municipal Portfolio	1	—	1	—	1	185	186
Intermediate Municipal Portfolio	67	—	67	—	67	7,528	7,595
Intermediate Municipal II Portfolio	16	98	114	—	114	1,543	1,657

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

C.    Components of Accumulated Earnings

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$5,545	$7,164	$12,709	$—	$—	$106,868	$119,577
Institutional Value Portfolio	18,687	21,477	40,164	—	—	101,676	141,840
Growth Portfolio	2,518	20,644	23,162	—	—	272,450	295,612
Institutional Growth Portfolio	6,516	16,416	22,932	—	—	339,231	362,163
Small Cap–Mid Cap Portfolio	—	—	—	—	(5,650)	25,878	20,228
Institutional Small Cap–Mid Cap Portfolio	—	8,806	8,806	—	—	38,593	47,399
Real Estate Portfolio	296	3,657	3,953	—	(1,025)	19,510	22,438

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ESG Growth Portfolio	$176	$—	$176	$—	$(1,734)	$11,487	$9,929
Catholic SRI Growth Portfolio	371	190	561	—	(3)	3,754	4,312
International Portfolio	1,276	—	1,276	—	(30,610)	118,042	88,708
Institutional International Portfolio	17,832	—	17,832	—	(23,822)	211,742	205,752
Emerging Markets Portfolio	—	—	—	—	(127,612)	99,013	(28,599)
Core Fixed Income Portfolio	30	—	30	(6)	(245)	616	395
Fixed Opportunity Portfolio	1,570	—	1,570	—	(56,923)	21,759	(33,594)
U.S. Government Fixed Income Portfolio	105	—	105	(59)	(78)	1,049	1,017
Inflation Protected Portfolio	1,656	—	1,656	—	(559)	1,730	2,827
U.S. Corporate Fixed Income Portfolio	232	48	280	(115)	—	3,798	3,963
U.S. Mortgage/Asset Backed Fixed Income Portfolio	146	—	146	(79)	(7,845)	206	(7,572)
Short-Term Municipal Portfolio	2	—	2	—	(2)	49	49
Intermediate Municipal Portfolio	183	—	183	(40)	(2,110)	2,445	478
Intermediate Municipal II Portfolio	39	3	42	(10)	—	2,188	2,220

D.    Capital Loss Carryforwards

As of their tax year ended June 30, 2017, the following Portfolios had capital loss carryforwards (“CLCFs”) as summarized below (amounts in thousands):

CLCFs subject to expiration:

Portfolio	Expires 2018	Expires 2019	Total
Small Cap–Mid Cap Portfolio	$5,650	$—	$5,650
Intermediate Municipal Portfolio	—	1,979	1,979

CLCFs not subject to expiration:

Portfolio	Total
ESG Growth Portfolio	$1,734
International Portfolio	30,610
Institutional International Portfolio	23,822
Emerging Markets Portfolio	127,324
Core Fixed Income Portfolio	245
Fixed Opportunity Portfolio	56,923
Inflation Protected Portfolio	559
U.S. Mortgage/Asset Backed Fixed Income Portfolio	7,846
Short-Term Municipal Portfolio	2

CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. During the year ending June 30, 2017, the Portfolios utilized CLCFs as follows (amounts in thousands):

Portfolio	Total
Small Cap–Mid Cap Portfolio	$7,737
International Portfolio	20,827
Institutional International Portfolio	50,599
Fixed Opportunity Portfolio	3,493
Inflation Protected Portfolio	499
U.S. Corporate Fixed Income Portfolio	546
Intermediate Municipal Portfolio	2,181

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

E.    Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2018 (amounts in thousands):

Portfolio	Post-October Capital Losses	Late Year Ordinary Losses
Real Estate Portfolio	$1,025	$—
Catholic SRI Growth Portfolio	—	3
Emerging Markets Portfolio	—	288
U.S. Government Fixed Income Portfolio	78	—
Intermediate Municipal Portfolio	131	—

F.    Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Value Portfolio	$(227)	$(972)	$1,199
Institutional Value Portfolio	(293)	(12,936)	13,229
Growth Portfolio	(31)	(1,208)	1,239
Institutional Growth Portfolio	(74)	(25,622)	25,696
Small Cap–Mid Cap Portfolio	102	(55)	(47)
Institutional Small Cap–Mid Cap Portfolio	97	(8,760)	8,663
Real Estate Portfolio	(37)	(4,645)	4,682
ESG Growth Portfolio	111	(7)	(104)
Catholic SRI Growth Portfolio	6	(5)	(1)
International Portfolio	(47)	47	—
Institutional International Portfolio	4,359	69,974	(74,333)
Emerging Markets Portfolio	2,219	33	(2,252)
Core Fixed Income Portfolio	186	(186)	—
Fixed Opportunity Portfolio	(565)	(1,864)	2,429
Inflation Protected Portfolio	4	(3,452)	3,448
U.S. Corporate Fixed Income Portfolio	24	(24)	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,301	(1,301)	—
Intermediate Municipal Portfolio	(4)	4	—
G.    Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of investments as of December 31, 2017 was $750,341, resulting in accumulated net unrealized appreciation of $137,929, consisting of $163,253 in gross unrealized appreciation and $25,324 in gross unrealized depreciation (amounts in thousands).

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

The tax characteristics of distributions paid during the tax years ending December 31, 2017 and December 31, 2016 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended December 31, 2017	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Commodity Portfolio	$21,323	$—	$21,323	$83	$—	$21,406

Year Ended December 31, 2016
Commodity Portfolio	$18,034	$—	$18,034	$—	$—	$18,034

*	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Commodity Portfolio	$—	$—	$—	$—	$(67,029)	$252,088	$185,059

During the tax year ended December 31, 2017, the Commodity Portfolio utilized $19,571 in CLCFs (amounts in thousands). At December 31, 2017, the Commodity Portfolio had the following CLCFs not subject to expiration:

Portfolio	Short-Term Amount	Long-Term Amount	Total
Commodity Portfolio	$—	$66,997	$66,997

At December 31, 2017, the Commodity Portfolio had deferred losses, which will be treated as arising on the first day of the tax year ending December 31, 2017 as follows (amount in thousands):

Portfolio	Late Year Ordinary Losses
Commodity Portfolio	$32

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Commodity Portfolio	$4,171	$1,838	$(6,009)

6.    RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2017 (Unaudited)

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from focusing investments in one industry or market sector. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in such physical commodities. The value of a commodity-related derivative typically is based on the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.    SIGNIFICANT SHAREHOLDERS.

Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

The following list includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.

Portfolio	Number of shareholders with ownership of voting securities of the Portfolio greater than 10% and less than 25% of the total Portfolio’s outstanding voting securities	Number of shareholders with ownership of voting securities of the Portfolio greater than 25% of the total Portfolio’s outstanding voting securities
Small Cap-Mid Cap Portfolio	1	—
Institutional Small Cap-Mid Cap Portfolio	1	—
Real Estate Portfolio	1	—
Commodity Portfolio	1	—
ESG Growth Portfolio	1	1
Catholic SRI Growth Portfolio	2	1
Core Fixed Income Portfolio	1	—
Short-Term Municipal Portfolio	—	1

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — December 31, 2017 (Unaudited)

8.    IN-KIND REDEMPTIONS.

During August 2016, the Portfolios processed in-kind redemptions on behalf of two affiliated accounts owned by one shareholder account. The following values of securities and cash were redeemed from the Portfolios (amounts in thousands):

Portfolio	Net realized gains/ (losses) from in-kind Redemptions*	In-kind Redemptions	Cash Redemptions
Institutional Value Portfolio	$16,488	$204,698	$57,351
Institutional Growth Portfolio	28,230	291,050	65,519
Institutional Small Cap-Mid Cap Portfolio	9,158	58,339	13,405
Real Estate Portfolio	4,685	25,577	2,461
Institutional International Portfolio	(67,462)	559,861	35,708
Fixed Opportunity Portfolio	2,456	123,294	52,359
Inflation Protected Portfolio	3,491	149,328	8,306
U.S. Mortgage/Asset Backed Fixed Income Portfolio	354	13,314	3,812

*	Not recognized for tax purposes

9.    SUBSEQUENT EVENTS.

Management has evaluated subsequent events through the date these financial statements were issued.

On January 31, 2018, Standish Mellon and Boston Company were reorganized into Mellon, following which, Mellon was renamed BNY Mellon Asset Management North America Corporation.

Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2017.

HC CAPITAL TRUST

Additional Information — December 31, 2017 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the period ending December 31, 2017, no actions were taken by the shareholders of the Portfolios.

3.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 through December 31, 2017.

Actual Expenses:    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period[1]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,106.60	$1.49	0.28%
		Hypothetical[2]	$1,000.00	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	$1,000.00	$1,106.60	$1.49	0.28%
		Hypothetical[2]	$1,000.00	$1,023.79	$1.43	0.28%

Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,101.90	$1.48	0.28%
		Hypothetical[2]	$1,000.00	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	$1,000.00	$1,101.80	$1.48	0.28%
		Hypothetical[2]	$1,000.00	$1,023.79	$1.43	0.28%

Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,113.20	$1.65	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%
	HC Advisors Shares	Actual	$1,000.00	$1,113.40	$1.65	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%

Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,113.40	$1.54	0.29%
		Hypothetical[2]	$1,000.00	$1,023.74	$1.48	0.29%
	HC Advisors Shares	Actual	$1,000.00	$1,114.00	$1.55	0.29%
		Hypothetical[2]	$1,000.00	$1,023.74	$1.48	0.29%

Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,083.10	$4.20	0.80%
		Hypothetical[2]	$1,000.00	$1,021.17	$4.08	0.80%
	HC Advisors Shares	Actual	$1,000.00	$1,082.80	$4.20	0.80%
		Hypothetical[2]	$1,000.00	$1,021.17	$4.08	0.80%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2017 (Unaudited)

			Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period[1]	Annualized Expense Ratio
Institutional Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,087.60	$3.95	0.75%
		Hypothetical[2]	$1,000.00	$1,021.42	$3.82	0.75%
	HC Advisors Shares	Actual	$1,000.00	$1,088.30	$3.95	0.75%
		Hypothetical[2]	$1,000.00	$1,021.42	$3.82	0.75%

Real Estate Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,015.20	$3.76	0.74%
		Hypothetical[2]	$1,000.00	$1,021.48	$3.77	0.74%

Commodity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,158.70	$1.96	0.36%
		Hypothetical[2]	$1,000.00	$1,023.39	$1.84	0.36%
	HC Advisors Shares	Actual	$1,000.00	$1,158.70	$1.96	0.36%
		Hypothetical[2]	$1,000.00	$1,023.39	$1.84	0.36%

ESG Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,102.60	$1.59	0.30%
		Hypothetical[2]	$1,000.00	$1,023.69	$1.53	0.30%
	HC Advisors Shares	Actual	$1,000.00	$1,103.70	$1.59	0.30%
		Hypothetical[2]	$1,000.00	$1,023.69	$1.53	0.30%

Catholic SRI Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,113.70	$1.65	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%
	HC Advisors Shares	Actual	$1,000.00	$1,113.60	$1.65	0.31%
		Hypothetical[2]	$1,000.00	$1,023.64	$1.58	0.31%

International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,102.70	$2.33	0.44%
		Hypothetical[2]	$1,000.00	$1,022.99	$2.24	0.44%
	HC Advisors Shares	Actual	$1,000.00	$1,101.60	$2.33	0.44%
		Hypothetical[2]	$1,000.00	$1,022.99	$2.24	0.44%
Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,097.20	$2.06	0.39%
		Hypothetical[2]	$1,000.00	$1,023.24	$1.99	0.39%
	HC Advisors Shares	Actual	$1,000.00	$1,097.30	$2.06	0.39%
		Hypothetical[2]	$1,000.00	$1,023.24	$1.99	0.39%

Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,113.70	$3.52	0.66%
		Hypothetical[2]	$1,000.00	$1,021.88	$3.36	0.66%
	HC Advisors Shares	Actual	$1,000.00	$1,113.70	$3.52	0.66%
		Hypothetical[2]	$1,000.00	$1,021.88	$3.36	0.66%

Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,012.30	$1.62	0.32%
		Hypothetical[2]	$1,000.00	$1,023.59	$1.63	0.32%
	HC Advisors Shares	Actual	$1,000.00	$1,013.30	$1.62	0.32%
		Hypothetical[2]	$1,000.00	$1,023.59	$1.63	0.32%

Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,032.60	$2.20	0.43%
		Hypothetical[2]	$1,000.00	$1,023.04	$2.19	0.43%
	HC Advisors Shares	Actual	$1,000.00	$1,032.70	$2.20	0.43%
		Hypothetical[2]	$1,000.00	$1,023.04	$2.19	0.43%

U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,003.70	$0.96	0.19%
		Hypothetical[2]	$1,000.00	$1,024.25	$0.97	0.19%

Inflation Protected Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,021.00	$0.82	0.16%
		Hypothetical[2]	$1,000.00	$1,024.40	$0.82	0.16%
	HC Advisors Shares	Actual	$1,000.00	$1,022.00	$0.82	0.16%
		Hypothetical[2]	$1,000.00	$1,024.40	$0.82	0.16%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2017 (Unaudited)

			Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period[1]	Annualized Expense Ratio
U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,022.70	$0.97	0.19%
		Hypothetical[2]	$1,000.00	$1,024.25	$0.97	0.19%

U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,009.30	$1.11	0.22%
		Hypothetical[2]	$1,000.00	$1,024.10	$1.12	0.22%

Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$997.80	$1.76	0.35%
		Hypothetical[2]	$1,000.00	$1,023.44	$1.79	0.35%

Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,000.20	$1.41	0.28%
		Hypothetical[2]	$1,000.00	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	$1,000.00	$1,000.20	$1.41	0.28%
		Hypothetical[2]	$1,000.00	$1,023.79	$1.43	0.28%

Intermediate Municipal II Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,003.10	$1.41	0.28%
		Hypothetical[2]	$1,000.00	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	$1,000.00	$1,003.10	$1.41	0.28%
		Hypothetical[2]	$1,000.00	$1,023.79	$1.43	0.28%

[1]	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 184/365 (to reflect the one half year period).
[2]	Represents the hypothetical 5% annual return before expenses.

4.    ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.    Dividends Received Deduction.    For corporate shareholders, the following percentage of the total ordinary income distributions paid during the tax year ending December 31, 2017, qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Commodity Portfolio	28.37%

B.    Qualified Dividends.    For the tax year ending December 31, 2017, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%.

Portfolio	Dividends Paid
Commodity Portfolio	72.58%

The Portfolio intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2017 Form 1099-DIV.

5.    ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2017 (Unaudited)

6.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	8.4%
Consumer Staples	10.9%
Energy	9.6%
Financials	28.6%
Health Care	10.2%
Industrials	8.9%
Information Technology	10.8%
Materials	3.0%
Real Estate	2.9%
Telecommunication Services	2.5%
Utilities	3.8%
Other	0.4%

Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	8.2%
Consumer Staples	9.9%
Energy	9.9%
Financials	30.0%
Health Care	10.2%
Industrials	8.2%
Information Technology	10.7%
Materials	2.9%
Real Estate	2.7%
Telecommunication Services	2.5%
Utilities	3.7%
Other	1.1%

Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	19.0%
Consumer Staples	7.0%
Energy	3.3%
Financials	9.8%
Health Care	13.3%
Industrials	7.2%
Information Technology	35.0%
Materials	2.4%
Real Estate	1.4%
Telecommunication Services	0.1%
Utilities	0.0%
Other	1.5%

Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	18.1%
Consumer Staples	7.7%
Energy	3.3%
Financials	10.5%
Health Care	13.5%
Industrials	7.7%
Information Technology	34.2%
Materials	2.3%
Real Estate	1.3%
Telecommunication Services	0.1%
Utilities	0.0%
Other	1.3%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2017 (Unaudited)

Small Cap-Mid Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	8.2%
Consumer Staples	1.3%
Energy	3.2%
Financials	27.1%
Health Care	11.1%
Industrials	14.8%
Information Technology	22.3%
Materials	7.1%
Real Estate	1.3%
Telecommunication Services	1.0%
Utilities	0.7%
Other	1.9%

Total	100.0%

Institutional Small Cap-Mid Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	8.3%
Consumer Staples	1.3%
Energy	2.8%
Financials	22.3%
Health Care	12.9%
Industrials	15.7%
Information Technology	22.2%
Materials	7.7%
Real Estate	2.3%
Telecommunication Services	0.7%
Utilities	1.0%
Other	2.8%

Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	6.0%
Financials	13.9%
Health Care	0.7%
Real Estate	79.4%
Other	0.0%

Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	0.1%
Consumer Staples	0.0%
Energy	46.8%
Financials	10.3%
Health Care	0.0%
Industrials	0.0%
Information Technology	0.0%
Materials	36.7%
Real Estate	0.0%
Telecommunication Services	0.0%
Utilities	0.0%
Other	6.1%

Total	100.0%

ESG Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.9%
Consumer Staples	9.6%
Energy	6.0%
Financials	12.0%
Health Care	14.3%
Industrials	14.0%
Information Technology	18.4%
Materials	5.5%
Real Estate	2.5%
Telecommunication Services	3.3%
Utilities	2.5%
Other	0.0%

Total	100.0%

Catholic SRI Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	14.5%
Consumer Staples	9.8%
Energy	6.8%
Financials	13.3%
Health Care	4.6%
Industrials	15.1%
Information Technology	19.6%
Materials	6.0%
Real Estate	2.8%
Telecommunication Services	4.2%
Utilities	3.3%
Other	0.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2017 (Unaudited)

International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	9.8%
Consumer Staples	6.8%
Energy	7.4%
Financials	22.4%
Health Care	11.1%
Industrials	14.9%
Information Technology	7.7%
Materials	7.6%
Real Estate	2.2%
Telecommunication Services	6.0%
Utilities	2.5%
Other	1.6%

Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.3%
Consumer Staples	6.3%
Energy	7.2%
Financials	25.8%
Health Care	10.8%
Industrials	13.7%
Information Technology	6.7%
Materials	6.8%
Real Estate	2.9%
Telecommunication Services	5.3%
Utilities	2.8%
Other	1.4%

Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	9.8%
Consumer Staples	7.2%
Energy	5.8%
Financials	29.9%
Health Care	1.7%
Industrials	6.6%
Information Technology	16.8%
Materials	6.7%
Real Estate	3.0%
Telecommunication Services	5.4%
Utilities	3.8%
Other	3.3%

Total	100.0%

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Corporate	23.7%
Treasury	23.5%
Mutual Fund	20.3%
Agency	17.4%
Yankee Dollar	4.1%
Mortgage	1.1%
Asset Backed Securities	0.2%
Other	9.7%

Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Corporate	53.0%
Mortgage	17.0%
Yankee Dollar	11.0%
Mutual Fund	9.5%
Exchange-Traded Fund	5.2%
U.S. Government Agency Mortgages	3.1%
Repurchase Agreement	1.0%
Purchased Call Options	0.0%
Other	0.2%

Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	92.2%
Agency	4.1%
Mutual Fund	3.4%
Corporate	0.1%
Yankee Dollar	0.1%
Other	0.1%

Total	100.0%

Inflation Protected Portfolio

Security Allocation	Percentage of Value
Treasury	95.5%
Mutual Fund	4.5%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2017 (Unaudited)

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	4.2%
Consumer Staples	6.4%
Energy	10.2%
Financials	40.7%
Health Care	6.3%
Industrials	6.2%
Information Technology	5.3%
Materials	6.2%
Real Estate	0.9%
Telecommunication Services	6.8%
Utilities	6.8%
Other	0.0%

Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Agency	77.3%
Mutual Fund	16.2%
Mortgage	5.0%
Asset Backed Securities	1.3%
Yankee Dollar	0.2%

Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Financials	0.5%
General	8.8%
General Obligation	41.7%
Health Care	2.4%
Higher Education	6.0%
Medical	2.6%
Power	5.9%
Revenue Bonds	20.9%
School District	5.7%
Water	5.5%
Other	0.0%

Total	100.0%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Airport	6.4%
Bond Bank	0.7%
Development	1.2%
Education	3.9%
Facilities	4.4%
Financials	5.3%
General	14.6%
General Obligation	13.4%
Higher Education	2.5%
Industrials	0.0%
Medical	6.3%
Nursing Homes	0.4%
Power	4.5%
Revenue Bonds	10.1%
School District	3.5%
Student Loan	1.5%
Tobacco Settlement	2.5%
Transportation	7.1%
Utilities	3.1%
Water	8.0%
Other	0.6%

Total	100.0%

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
Education	3.7%
Facilities	1.3%
Financials	6.1%
General	6.3%
General Obligation	31.2%
Higher Education	3.3%
Medical	3.7%
Power	3.7%
Revenue Bonds	13.4%
School District	2.1%
Transportation	7.6%
Utilities	3.2%
Water	14.4%
Other	0.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2017 (Unaudited)

7. BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to HC Capital Trust (the “Trust”) and each of its separate portfolios (“Portfolios”) pursuant to the terms of two separate agreements with the Trust (the “HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each, a “Portfolio Management Agreement”). During the six month period covered by this report, the Trust offered twenty-two Portfolios, sixteen of which were managed by two or more Specialist Managers.1 Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

During the six-month period covered by this report, the Trust’s Board of Trustees (the “Board”):

•	Approved the continuation of certain Portfolio Management Agreements, as set forth below;

•	Approved amendments to two Portfolio Management Agreements with Mellon Capital Management Corporation (“Mellon Capital”) relating to two Portfolios; and

•

Approved an “Adoption Agreement” acknowledging the continuation of existing Portfolio Management Agreements with three Specialist Managers[2] that were affiliated with each other and combined their operations into one entity.

In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons” of the Trust or the Adviser within the meaning of the Investment Company Act (the “Independent Trustees”) were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching its conclusions to approve the various Portfolio Management Agreements and amendments. Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Continuation of Certain Portfolio Management Agreements.    The Portfolio Management Agreements approved for continuance during the period (collectively, the “Continuing Agreements”) are identified below, together with the Specialist Managers subject to review during the period.

Specialist Manager	Portfolios
Advisory Research, Inc.	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Ariel Investments, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Artisan Partners Limited Partnership	The International Equity Portfolio
The Institutional International Equity Portfolio

The Boston Company Asset Management, LLC	The Emerging Markets Portfolio

[1]	See Note 3 of Notes to Financial Statements, above.
[2]

As of January 31, 2018, The Boston Company Asset Management, LLC and Standish Mellon Asset Management Company, LLC were merged into Mellon Capital Management Corporation, which then changed its name to BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”).

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2017 (Unaudited)

Specialist Manager	Portfolios

Cadence Capital Management, LLC	The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio
The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
The Commodity Returns Strategy Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The Real Estate Securities Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio

Causeway Capital Management LLC	The International Equity Portfolio
The Institutional International Equity Portfolio

Frontier Capital Management Company, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Lazard Asset Management LLC	The Institutional International Equity Portfolio

Pzena Investment Management, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

RBC Global Asset Management (UK) Limited	The Emerging Markets Portfolio

Wellington Management Company, LLP	The Commodity Returns Strategy Portfolio
The Real Estate Securities Portfolio

In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect to that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of each respective Portfolio and consistent with the expectations of shareholders of the Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process employed by each of the Specialist Managers in managing the assets of the respective Portfolios allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the respective Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing Agreements.

The Board also considered representations made by the Adviser that the performance achieved by the relevant Specialist Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategy,

HC CAPITAL TRUST

Additional Information (concluded) — December 31, 2017 (Unaudited)

of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to each Portfolio.

In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios.

The Board also concluded that the rate at which each of the Specialist Managers is compensated under the Continuing Agreements is reasonable. In reaching this conclusion, the Board had before it information about the impact of break-points, financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. The Board was also informed with respect to advisory fees paid by other, unaffiliated, funds with similar objectives and strategies. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers/reductions and scheduled breakpoints designed to recognize economies of scale where appropriate.

Approval of Amendments to Portfolio Management Agreements with Mellon Capital.    During the period, the Board also approved amendments (the “Mellon Capital Amendments”) to the Portfolio Management Agreements (the “Mellon Capital Agreements”) with Mellon Capital related to each of the ESG Growth and Catholic SRI Growth Portfolios. The Board was informed with respect to the fact that under the Mellon Capital Agreements, Mellon Capital had been entitled to an initial fee of 0.09% of the average daily net assets of each Portfolio for domestic large cap equity securities and 0.14% of the average daily net assets for developed markets international equity securities for the first 12 months of each Mellon Capital Agreement’s effectiveness, after which Mellon Capital would be entitled to a larger fee for each asset class (0.12% and 0.20%, respectively) if the total assets committed to that asset class did not exceed $100 million. The Board was also informed that, despite the fact that the initial 12 month periods had passed and assets did not exceed $100 million for either asset class, Mellon Capital had previously agreed to extend the period during which the initial fee level would be applicable to 24 months.

At its meeting in September, 2017, the Board approved an amendment to the Mellon Capital Agreement related to The ESG Growth Portfolio that extended the initial fee levels for an additional 12 months, to a total of 36 months. At its meeting in December, 2017, the Board also approved an identical amendment to the Mellon Capital Agreement related to The Catholic SRI Growth Portfolio.

In approving the Mellon Capital Amendments, the Board reviewed information with respect to the nature, extent and quality of the services provided by Mellon Capital and the role of the organization in the context of the Portfolios, as well as Mellon Capital’s representations and the view of the Adviser to the effect that reduction of the advisory fee rate would not change or impair the nature, extent or quality of services provided to the Portfolios. Based on all of the information presented, the Board concluded that implementation of the Mellon Capital Amendments was in the interests of shareholders of the Portfolios.

Approval of Adoption Agreement with BNY Mellon AMNA.    As noted above, as of January 31, 2018, three Specialist Managers that were all indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”) were combined into one new entity that is now named BNY Mellon Asset Management North America Corporation. At its meeting in December, 2018, the Board approved an Adoption Agreement with BNY Mellon AMNA, that was entered into after the restructuring was complete, under which BNY Mellon AMNA formally adopted each of the existing Portfolio Management Agreements and each was amended to reflect the new name of the combined entity.

In approving the Adoption Agreement, the Board noted that BNY Mellon AMNA would remain an indirect wholly-owned subsidiary of BNY Mellon and that: substantially all of the investment processes, operations, products, services, management and operating personnel of each of the three separate Specialist Managers were expected to remain in BNY Mellon AMNA; no change was anticipated in any of the investment processes previously employed by any of the three organizations; and there was no expectation that the restructuring would result in any changes in the personnel responsible for servicing the Portfolios

HC CAPITAL TRUST

Trustees

LAURA ANNE CORSELL*

JARRETT B. KLING

HARVEY G. MAGARICK

R. RICHARD WILLIAMS

RICHARD W. WORTHAM III

* “Interested Person” as that term is defined in the Investment Company Act of 1940

Investment Adviser

HC Capital Solutions

Five Tower Bridge

300 Barr Harbor Drive, 5th Floor

West Conshohocken, PA 19428

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

Unified Financial Securities, LLC

A subsidiary of Ultimus Fund Solutions, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

41 South High Street, Suite 2500

Columbus, OH 43215

Custodian

State Street Bank and Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/18

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Registrants.

Not Applicable

Item 6.	Schedule of Investments.

(a) Not Applicable

(b) Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date: March 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date: March 2, 2018

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date: March 2, 2018